UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

July 26, 2024

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Nuveen Municipal Trust

Investment Company Act File Number 811-07873

Accession Number 0001193125-23-290536

Ladies and Gentlemen:

We are filing an amendment to Form N-CSR for the following funds, originally filed on December 7, 2023:

1.	Nuveen All-American Municipal Bond Fund

2.	Nuveen High Yield Municipal Bond Fund

3.	Nuveen Intermediate Duration Municipal Bond Fund

4.	Nuveen Limited Term Municipal Bond Fund

5.	Nuveen Short Duration High Yield Municipal Bond Fund

6.	Nuveen Strategic Municipal Opportunities Fund

We have amended the original filing because the Energy Harbor Corp common stock holding in each Fund’s Portfolio of Investments was incorrectly labeled with a footnote indicating “Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.” That footnote is inaccurate and not applicable for the Energy Harbor Corp common stock holding and has been removed in the amended filing. No other amendments to the original filing have been made.

Sincerely,

Nuveen Municipal Trust

/s/ Mark J. Czarniecki

Mark J. Czarniecki

Vice President and Secretary

612-303-7557

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
September 30,
2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX
2
Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries 7
Yields 16
Expense Examples 17
Portfolios of Investments 19
Statement of Assets and Liabilities 217
Statement of Operations 219
Statement of Changes in Net Assets 220
Financial Highlights 222
Notes to Financial Statements 230
Additional Fund Information 242
Glossary of Terms Used in this Report 243
Liquidity Risk Management Program 244
Annual Investment Management Agreement Approval Process 245
Chair’s Letter
to Shareholders
3
Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. economy has remained relatively resilient, while stubbornly high inflation and tighter financial conditions are beginning to slow the U.K. and European economies. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of
November 2023, with pauses in June 2023, September 2023 and November 2023. Despite
historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and partial government shutdowns in September and November 2023, but funding will need to be renegotiated again in January and February 2024.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 20, 2023
4
Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s March 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios
Overview and Holding Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended September 30, 2024.
Portfolio Manager Update for Nuveen All-American Municipal Bond Fund
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Fund. Paul Brennan and Timothy Ryan continue to serve as portfolio managers of the Fund.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Update for Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond
Fund
Effective October 13, 2023, Steven Hlavin has been added as a portfolio manager. Paul Brennan continues to serve as a portfolio manager of the Funds. Christopher Drahn will also continue to serve as a portfolio manager of the Funds until his retirement on April
1, 2024.
Risk Considerations and Dividend
Information
5
Risk Considerations
Nuveen All American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented within the Notes to Financial Statements of this report.
6
About the Funds’ Benchmarks
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short-Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short Municipal Debt Funds Classification Average
: Represents the average annualized total return for
all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index:
An index containing bonds in the S&P Municipal Bond Index with maturities between 6 months and 4 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 1 and 8 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Fund Performance, Expense Ratios,
Effective Leverage and Holding Summaries
7
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
8
Nuveen All-American Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2023
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 10/03/88 (3.01)% 2.85% 0.05% 2.46% 0.82%
Class A at maximum Offering Price 10/03/88 (7.05)% (1.51)% (0.82)% 2.03% —
S&P Municipal Bond Index — (3.49)% 2.80% 1.14% 2.38% —
Lipper General & Insured Municipal Debt Funds
Classification Average — (3.68)% 2.42% 0.52% 2.08% —
Class I 2/06/97 (2.88)% 3.18% 0.26% 2.68% 0.62%
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (3.29)% 2.15% (0.74)% 1.51% 1.62%
Class C at maximum Offering Price 2/10/14 (4.24)% 2.15% (0.74)% 1.51% –
Class R6 6/30/16 (2.88)% 3.08% 0.26% 0.53% 0.58%
Effective Leverage Ratio 1.22%
9
Holdings Summaries as of September 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .1%
Common Stocks 1 .3%
Asset-Backed and Mortgage-
Backed Securities 0 .1%
Variable Rate Senior Loan
Interests 0 .0%
Short-Term Municipal Bonds 1 .3%
Other Assets & Liabilities, Net 0.3%
Borrowings (0.9)%
Floating Rate Obligations (1.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.2%
AAA 4.5%
AA 32.3%
A 27.1%
BBB 13.2%
BB or Lower 5.3%
N/R (not rated) 15.1%
N/A (not applicable) 1.3%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 24.8%
Tax Obligation/Limited 17.0%
Health Care 15.5%
Utilities 11.4%
Tax Obligation/General 10.9%
Education and Civic
Organizations 7.8%
Long-Term Care 2.2%
Other 9.0%
Common Stocks 1.3%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
California 11.1%
New York 10.1%
Illinois 9.1%
Florida 9.1%
Texas 8.8%
Colorado 5.3%
Pennsylvania 5.0%
Tennessee 3.9%
Wisconsin 2.9%
Washington 2.7%
Arizona 2.4%
New Jersey 2.4%
Missouri 2.2%
Puerto Rico 2.1%
Indiana 2.1%
Massachusetts 2.0%
Minnesota 1.4%
Louisiana 1.3%
National 1.3%
Kentucky 1.3%
Other 13.5%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
10
Nuveen Intermediate Duration Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2023
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 6/13/95 (2.61)% 2.69% 0.88% 2.04% 0.65%
Class A at maximum Offering Price 6/13/95 (5.52)% (0.39)% 0.27% 1.72% —
S&P Municipal Bond Intermediate Index — (3.59)% 2.72% 1.32% 2.17% —
Lipper Intermediate Municipal Debt Funds
Classification Average — (2.76)% 2.77% 0.97% 1.69% —
Class I 11/29/76 (2.62)% 2.77% 1.08% 2.23% 0.45%
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (3.01)% 1.75% 0.07% 1.19% 1.45%
Class C at maximum Offering Price 2/10/14 (3.97)% 1.75% 0.07% 1.19% —
Effective Leverage Ratio 0.00%
11
Holdings Summaries as of September 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96 .0%
Common Stocks 2 .9%
Asset-Backed and Mortgage-
Backed Securities 0 .2%
Other Assets & Liabilities, Net 0.9%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.6%
AAA 6.5%
AA 27.5%
A 31.7%
BBB 11.9%
BB or Lower 5.4%
N/R (not rated) 10.5%
N/A (not applicable) 2.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Utilities 17.2%
Transportation 16.3%
Health Care 14.3%
Tax Obligation/Limited 11.7%
Tax Obligation/General 10.6%
Housing/Single Family 8.7%
U.S. Guaranteed 3.6%
Other 14.5%
Common Stocks 2.9%
Asset-Backed and Mortgage-
Backed Securities 0.2%
Total 100%
States and Territories
2
(% of total municipal bonds)
Illinois 10.1%
Florida 5.5%
New York 5.4%
Texas 5.1%
Pennsylvania 4.8%
Ohio 4.5%
California 4.2%
New Jersey 3.9%
Puerto Rico 3.9%
Washington 3.6%
Indiana 3.1%
Michigan 2.8%
Colorado 2.7%
Oklahoma 2.7%
Georgia 2.6%
Alabama 2.3%
Louisiana 2.2%
Wisconsin 2.1%
Virginia 2.0%
District of Columbia 1.7%
Kentucky 1.7%
Maryland 1.7%
Connecticut 1.6%
Tennessee 1.5%
Arizona 1.3%
Other 17.0%
Total 100%
1 "Other" sectors include 9 sectors that individually constitute less than 4.5% as a percentage of total investments
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
12
Nuveen Limited Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short-Intermediate Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2023
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 10/19/87 (1.59)% 2.24% 1.09% 1.34% 0.61%
Class A at maximum Offering Price 10/19/87 (4.06)% (0.31)% 0.58% 1.09% —
S&P Municipal Bond Short-Intermediate Index — (2.07)% 2.09% 1.10% 1.38% —
Lipper Short-Intermediate Municipal Debt Funds
Classification Average — (1.65)% 2.11% 0.74% 1.03% —
Class I 2/06/97 (1.49)% 2.38% 1.28% 1.54% 0.41%
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.99)% 1.35% 0.27% 0.60% 1.41%
Class C at maximum Offering Price 2/10/14 (2.96)% 1.35% 0.27% 0.60% —
Effective Leverage Ratio 0.00%
13
Holdings Summaries as of September 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96 .2%
Common Stocks 4 .0%
Short-Term Municipal Bonds 0 .1%
Other Assets & Liabilities, Net (0.3)%
Borrowings 0.0%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.9%
AAA 11.2%
AA 32.2%
A 31.2%
BBB 9.1%
BB or Lower 2.2%
N/R (not rated) 8.2%
N/A (not applicable) 4.0%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 21.6%
Tax Obligation/General 17.2%
Health Care 11.5%
Transportation 11.4%
Tax Obligation/Limited 10.1%
Housing/Single Family 7.8%
Housing/Multifamily 3.5%
Other 12.9%
Common Stocks 4.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 8.0%
Illinois 6.7%
Oklahoma 4.8%
Florida 4.6%
Ohio 4.5%
Indiana 4.2%
Texas 4.0%
Puerto Rico 3.9%
Pennsylvania 3.7%
Louisiana 3.6%
California 3.4%
New Jersey 3.2%
Colorado 2.9%
Washington 2.7%
Alabama 2.5%
Wisconsin 2.5%
Kentucky 2.5%
Connecticut 2.4%
Georgia 2.2%
Virginia 2.2%
District of Columbia 1.9%
Michigan 1.9%
Arizona 1.6%
Maryland 1.5%
Massachusetts 1.2%
Other 17.4%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
14
Nuveen Short Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
September 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2023
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 10/25/02 (0.57)% 1.94% 0.63% 0.66% 0.69%
Class A at maximum Offering Price 10/25/02 (3.04)% (0.65)% 0.12% 0.41% —
S&P Municipal Bond Short Index — (0.65)% 2.20% 1.04% 0.99% —
Lipper Short Municipal Debt Funds Classification
Average — (0.07)% 2.43% 0.75% 0.70% —
Class I 10/25/02 (0.57)% 2.14% 0.83% 0.87% 0.49%
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.08)% 1.13% (0.19)% 0.01% 1.49%
Class C at maximum Offering Price 2/10/14 (2.07)% 1.13% (0.19)% 0.01% —
Effective Leverage Ratio 0.00%
15
Holdings Summaries as of September 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .4%
Common Stocks 0 .3%
Other Assets & Liabilities, Net 0.5%
Borrowings (0.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.2%
AAA 6.1%
AA 44.3%
A 32.1%
BBB 5.9%
BB or Lower 0.5%
N/R (not rated) 7.6%
N/A (not applicable) 0.3%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 22.9%
Transportation 20.3%
Tax Obligation/General 15.3%
Utilities 14.4%
Tax Obligation/Limited 11.4%
Education and Civic
Organizations 3.6%
U.S. Guaranteed 3.2%
Other 8.6%
Common Stocks 0.3%
Total 100%
States and Territories
1
(% of total municipal bonds)
Texas 10.2%
Illinois 7.3%
Colorado 6.3%
Minnesota 6.3%
Florida 5.0%
Wisconsin 4.3%
Arizona 4.1%
New Jersey 3.7%
North Carolina 3.6%
New York 3.5%
Louisiana 3.2%
Massachusetts 3.0%
Tennessee 2.7%
Washington 2.6%
California 2.6%
Georgia 2.5%
Alabama 2.5%
District of Columbia 2.5%
Missouri 2.0%
Oregon 2.0%
South Carolina 2.0%
Indiana 1.7%
New Mexico 1.7%
Ohio 1.6%
Oklahoma 1.6%
Other 11.5%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
16
Yields
as of September 30, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
nmbf
Nuveen All-American Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 3 .58% 2 .92% 3 .96% 3 .96%
SEC 30-Day Yield 3 .91% 3 .27% 4 .33% 4 .29%
Taxable-Equivalent Yield (40.8%)
2
6 .57% 5 .50% 7 .28% 7 .21%
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .62% 1 .85% 2 .91%
SEC 30-Day Yield 3 .20% 2 .49% 3 .51%
Taxable-Equivalent Yield (40.8%)
2
5 .38% 4 .18% 5 .90%
Nuveen Limited Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .04% 1 .31% 2 .33%
SEC 30-Day Yield 2 .58% 1 .84% 2 .85%
Taxable-Equivalent Yield (40.8%)
2
4 .34% 3 .09% 4 .79%
Nuveen Short Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .18% 1 .44% 2 .42%
SEC 30-Day Yield 3 .04% 2 .31% 3 .31%
Taxable-Equivalent Yield (40.8%)
2
5 .13% 3 .90% 5 .58%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.
Expense
Examples
17
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2023.
The beginning of the period is April 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $969.91 $967.14 $971.22 $971.23
Expenses Incurred During the Period $3.80 $7.73 $2.67 $2.81
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.15 $1,017.15 $1,022.30 $1,022.15
Expenses Incurred During the Period $3.90 $7.92 $2.73 $2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57%, 0.54% and 0.57% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $973.85 $969.87 $973.80
Expenses Incurred During the Period $3.21 $7.14 $2.22
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.75 $1,017.75 $1,022.75
Expenses Incurred During the Period $3.29 $7.31 $2.28
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.65%, 1.45% and 0.45% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Expense Examples
(continued)
18
Nuveen Limited Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $984.07 $980.14 $985.09
Expenses Incurred During the Period $3.08 $7.03 $2.08
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.90 $1,017.90 $1,022.90
Expenses Incurred During the Period $3.13 $7.16 $2.12
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.62%, 1.42% and 0.42% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $994.35 $989.16 $994.26
Expenses Incurred During the Period $3.54 $7.51 $2.54
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.45 $1,017.45 $1,022.45
Expenses Incurred During the Period $3.59 $7.62 $2.58
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.71%, 1.51% and 0.51% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
19
Nuveen All-American Municipal Bond Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.5%
X –
MUNICIPAL BONDS - 99.1% X 4,336,257,635
Alabama - 1.0%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 $ 3,180,690
3,500 4.000%, 7/01/43 7/28 at 100.00 3,024,282
15,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 15,328,523
10,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 10,101,047
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 1,962,965
4,220 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2016A, 5.000%, 2/01/41
2/26 at 100.00 4,066,772
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 467,323
5,810 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/48
9/29 at 100.00 4,971,716
Total Alabama 43,103,318
Arizona - 2.4%
1,415 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 1,374,138
19,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 13,053,762
2,660 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 2,604,161
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 9,639,362
Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A
:
1,250 5.000%, 9/01/37 9/28 at 100.00 1,271,446
935 5.000%, 9/01/42 9/28 at 100.00 935,441
3,500 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-2, 5.000%, 1/01/53, (Mandatory Put
5/15/28)
5/27 at 101.68 3,645,277
10,750 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-3, 5.000%, 1/01/53, (Mandatory Put
11/01/30)
11/29 at 101.58 11,320,478
2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/36
7/27 at 100.00 2,579,302
80 (c) Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 80,425
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
20
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 2.4% (continued)
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Refunding Series 2023
:
$ 3,460 5.000%, 7/01/30, (AMT) No Opt. Call $ 3,625,814
3,050 5.000%, 7/01/31, (AMT) No Opt. Call 3,207,912
2,795 5.000%, 7/01/32, (AMT) No Opt. Call 2,950,707
Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A
:
1,500 5.000%, 7/01/33 7/29 at 100.00 1,569,903
6,380 5.000%, 7/01/35 7/29 at 100.00 6,656,411
1,000 5.000%, 7/01/38 7/29 at 100.00 1,023,525
1,000 5.000%, 7/01/39 7/29 at 100.00 1,019,778
7,200 5.000%, 7/01/45 7/29 at 100.00 7,225,827
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B
:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call 1,856,742
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call 6,693,432
3,500 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Refunding Series
2022. Forward Delivery, 4.000%, 6/15/41, 144A
6/26 at 100.00 2,772,076
400 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%,
2/01/48, 144A
2/24 at 100.00 400,205
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,000 5.250%, 12/01/28 No Opt. Call 1,017,733
13,155 5.000%, 12/01/32 No Opt. Call 13,268,499
7,000 5.000%, 12/01/37 No Opt. Call 6,881,529
Total Arizona 106,673,885
Arkansas - 0.4%
5,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 4,711,732
7,370 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 6,688,601
Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1
:
2,500 5.000%, 9/01/39 9/30 at 100.00 2,428,006
5,545 5.000%, 9/01/40 9/30 at 100.00 5,347,025
Total Arkansas 19,175,364
California - 11.1%
10,050 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 10,346,631
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 4,542,383
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 19,219,841
10,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 10,067,747
21
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 11.1% (continued)
$ 1,670 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 $ 1,629,359
3,015 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 3,033,623
California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017
:
1,395 5.000%, 2/01/30 2/27 at 100.00 1,444,510
1,105 5.000%, 2/01/31 2/27 at 100.00 1,144,239
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 473,661
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 2,188,119
4,200 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/36, 144A
6/26 at 100.00 4,027,969
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 564,368
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Refunding Series 2017, 5.000%, 10/01/31
10/27 at 100.00 1,019,952
California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A
:
14,185 5.000%, 7/01/42 7/27 at 100.00 13,578,901
1,000 5.000%, 7/01/47 7/27 at 100.00 931,364
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 4,786,359
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 14,036,597
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 27,116,468
2,190 5.000%, 12/31/43, (AMT) 6/28 at 100.00 2,148,765
3,560 5.000%, 12/31/47, (AMT) 6/28 at 100.00 3,471,033
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,000 5.000%, 11/01/30 11/26 at 100.00 993,659
1,040 5.250%, 11/01/31 11/26 at 100.00 1,042,606
10,625 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 10,615,949
5,450 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 5,223,788
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012
:
8,965 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 8,964,713
13,975 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 13,344,004
1,625 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 1,629,333
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
22
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 11.1% (continued)
$ 640 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 $ 623,247
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 1,437,042
California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A
:
1,225 5.000%, 11/15/51, 144A 11/29 at 102.00 1,019,120
440 5.000%, 11/15/56, 144A 11/29 at 102.00 359,259
17,385 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/50
11/28 at 100.00 17,868,008
16,245 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/44
11/29 at 100.00 16,938,187
California State, General Obligation Bonds, Refunding Various Purpose
Series 2023
:
2,690 4.000%, 9/01/43 9/33 at 100.00 2,575,659
12,500 5.000%, 9/01/43 9/33 at 100.00 13,292,783
1,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2023, 4.000%, 10/01/42
4/33 at 100.00 960,883
12,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 12,217,927
1,585 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 1,489,731
1,100 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41, 144A
6/26 at 100.00 1,021,436
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 589,288
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 2,887,319
California Statewide Communities Development Authority, Student
Housing Revenue Bonds, University of California, Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017
:
5,000 5.000%, 5/15/47 5/27 at 100.00 4,864,614
1,750 5.000%, 5/15/50 5/27 at 100.00 1,687,544
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
9 (d),(e) 5.750%, 7/01/30 1/22 at 100.00 9,070
58 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 58,267
22 (d),(e) 5.500%, 7/01/39 1/22 at 100.00 21,987
6,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 4,511,248
3,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 2,834,297
36,205 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 3,145,291
23
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 11.1% (continued)
$ 1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call $ 1,973,844
Long Beach, California, Harbor Revenue Bonds, Series 2017
:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 1,637,972
2,700 5.000%, 5/15/37, (AMT) 5/27 at 100.00 2,757,207
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 6,385,241
15,265 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 15,225,822
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 9,981,929
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/48
6/28 at 100.00 10,289,749
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
12/23 at 100.00 1,003,482
1,025 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/40
4/33 at 100.00 1,122,919
2,565 Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 2,491,492
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A
:
2,800 7.000%, 11/01/34 No Opt. Call 3,278,721
2,500 6.500%, 11/01/39 No Opt. Call 2,836,628
500 Palm Desert Redevelopment Agency, California, Successor Agency
Redevelopment Project Area, Series 2017A, 5.000%, 10/01/30 - BAM
Insured
4/27 at 100.00 521,839
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 2,287,278
15,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 7.350%, 8/01/41 - AGM
Insured
8/36 at 100.00 15,953,598
2,665 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 2,785,967
Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C
:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 3,593,623
6,760 5.000%, 7/01/38, (AMT) 7/28 at 100.00 6,812,711
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 5,022,844
715 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/24 at 100.00 718,490
11,020 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 10,821,339
6,745 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 7,027,850
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
24
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 11.1% (continued)
San Diego Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Refunding Series 2017A
:
$ 1,815 5.000%, 9/01/36 9/26 at 100.00 $ 1,878,075
6,160 5.000%, 9/01/40 9/26 at 100.00 6,315,988
21,635 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 21,485,145
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/39,
(AMT)
5/24 at 100.00 4,495,407
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/41,
(AMT)
5/26 at 100.00 4,992,547
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A
:
5,050 5.000%, 5/01/42, (AMT) 5/27 at 100.00 5,041,603
17,715 5.000%, 5/01/47, (AMT) 5/27 at 100.00 17,397,466
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 2,990,279
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 13,372,008
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 281,459
21,000 University of California, General Revenue Bonds, Series 2023BQ, 5.000%,
5/15/35
5/33 at 100.00 23,673,159
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, 20008 Election Series 2009A,
5.750%, 8/01/31 - AGC Insured
8/26 at 100.00 5,319,923
Westminster School District, Orange County, California, General
Obligation Bonds, Series 2009-A1
:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call 2,215,595
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call 1,155,417
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call 2,296,667
1,425 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/42
9/26 at 100.00 1,419,152
Total California 486,858,583
Colorado - 5.3%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 2,171,139
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 781,256
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
499 4.000%, 12/01/29 9/24 at 103.00 458,827
2,060 5.000%, 12/01/39 9/24 at 103.00 1,855,644
1,350 5.000%, 12/01/48 9/24 at 103.00 1,127,585
25
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 5.3% (continued)
$ 575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 $ 477,640
500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 374,484
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
7,000 5.000%, 12/01/29, 144A 10/23 at 103.00 6,763,290
9,000 5.000%, 12/01/47, 144A 10/23 at 103.00 7,712,061
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
10/23 at 100.00 2,065,452
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
10/23 at 100.00 3,041,960
11,935 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33)
11/32 at 101.57 12,798,514
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
1/24 at 102.00 1,303,456
25,105 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 20,965,979
2,550 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 4.000%, 8/01/39
8/29 at 100.00 2,252,786
6,155 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 6,275,710
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 2,782,766
1,750 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
12/23 at 103.00 1,614,892
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 885,384
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/39
3/25 at 103.00 453,715
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call 7,371,933
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 19,327,173
3,350 5.500%, 11/15/40, (AMT) 11/32 at 100.00 3,540,985
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 5,000,333
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 19,594,423
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
3,130 5.000%, 12/01/30 12/26 at 100.00 3,144,553
3,310 5.000%, 12/01/31 12/26 at 100.00 3,322,302
5,005 5.000%, 12/01/33 12/26 at 100.00 5,007,693
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
26
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 5.3% (continued)
$ 565 5.000%, 12/01/34 12/26 at 100.00 $ 562,995
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call 15,532
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call 292,852
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call 13,475
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call 16,032
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call 8,396,308
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 1,183,325
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
1,094 5.250%, 12/01/24 No Opt. Call 1,083,832
1,365 6.000%, 12/01/38 12/24 at 100.00 1,225,629
845 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 777,057
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 1,657,276
3,343 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 3,172,405
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 1,575,692
Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A
:
1,695 5.125%, 12/01/37 12/23 at 103.00 1,560,248
1,945 5.250%, 12/01/47 12/23 at 103.00 1,680,004
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 1,241,954
20,250 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 18,288,142
620 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 597,144
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 736,866
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 3,959,562
2,070 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
12/23 at 103.00 1,863,881
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
10/23 at 103.00 2,423,467
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
2,170 6.250%, 11/15/28 No Opt. Call 2,271,671
3,080 6.500%, 11/15/38 No Opt. Call 3,487,603
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 1,638,800
27
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 5.3% (continued)
$ 1,175 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 $ 1,038,574
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
1,350 3.000%, 7/15/37 1/31 at 100.00 1,075,400
2,000 4.000%, 7/15/39 No Opt. Call 1,818,191
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 437,027
STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A
:
555 4.000%, 12/01/29 12/24 at 103.00 504,861
500 5.000%, 12/01/38 12/24 at 103.00 444,141
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 582,517
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A
:
1,860 4.375%, 12/01/30 9/24 at 103.00 1,689,032
2,070 5.000%, 12/01/39 9/24 at 103.00 1,861,499
3,640 5.000%, 12/01/49 9/24 at 103.00 3,057,206
4,589 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 3,319,279
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 12/23 at 103.00 478,049
2,000 5.375%, 12/01/39 12/23 at 103.00 1,891,927
5,000 5.500%, 12/01/48 12/23 at 103.00 4,556,495
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 2,826,579
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 2,293,354
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 1,723,547
Total Colorado 231,791,365
Connecticut - 0.6%
860 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 642,202
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
2,500 4.000%, 7/01/36 7/29 at 100.00 2,241,258
5,630 4.000%, 7/01/38 7/29 at 100.00 4,828,921
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT
:
5,000 5.000%, 12/01/41 6/26 at 100.00 5,018,625
6,000 5.000%, 12/01/45 6/26 at 100.00 5,990,020
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 1,695,484
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
28
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut - 0.6% (continued)
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A
:
$ 2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 $ 2,483,524
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 2,424,489
Total Connecticut 25,324,523
Delaware - 0.2%
2,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 1,818,571
8,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 8,149,993
Total Delaware 9,968,564
District of Columbia - 0.4%
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
480 4.000%, 10/01/35 10/29 at 100.00 465,316
1,500 4.000%, 10/01/37 10/29 at 100.00 1,403,954
2,890 (f) 4.000%, 10/01/53, (UB) 10/29 at 100.00 2,378,777
3,745 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 - AGC
Insured
No Opt. Call 2,663,344
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A
:
2,095 5.000%, 10/01/33, (AMT) 10/28 at 100.00 2,147,612
6,375 5.000%, 10/01/34, (AMT) 10/28 at 100.00 6,526,023
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 3,058,406
Total District of Columbia 18,643,432
Florida - 9.1%
Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A
:
300 5.000%, 11/15/23 No Opt. Call 299,910
2,300 5.000%, 11/15/28 11/23 at 100.00 2,263,235
385 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
10/23 at 100.00 385,011
12,950 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A,
5.000%, 9/01/44
9/29 at 100.00 13,001,270
3,520 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/38, (AMT)
9/29 at 100.00 3,245,424
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 1,004,368
245 5.000%, 12/15/40, 144A 7/26 at 100.00 212,063
7,910 5.000%, 12/15/50, 144A 7/26 at 100.00 6,321,339
3,470 5.000%, 12/15/55, 144A 7/26 at 100.00 2,715,839
Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A
:
1,500 4.750%, 7/01/40 7/25 at 100.00 1,001,239
1,380 5.000%, 7/01/50 7/25 at 100.00 882,076
29
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 9.1% (continued)
$ 11,353 (d) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 $ 1,617,833
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A
:
565 5.000%, 6/15/39, 144A 6/26 at 100.00 507,475
610 5.000%, 6/15/49, 144A 6/26 at 100.00 505,600
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2019B, 5.000%, 7/01/49
7/29 at 100.00 7,081,495
3,245 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 2,852,061
2,885 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 2,090,091
865 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call 871,362
2,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.750%, 7/01/47, 144A
7/27 at 101.00 1,874,543
1,570 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A,
6.125%, 6/15/46, 144A
6/25 at 100.00 1,514,864
1,500 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44, 144A
6/24 at 100.00 1,474,671
315 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/50, 144A
9/27 at 100.00 246,646
10,100 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 10,052,382
83,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 82,585,482
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/23 at 101.00 18,141,483
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/23 at 102.00 36,030,125
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/23 at 102.00 1,901,205
5,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
10/23 at 101.00 5,399,249
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
(Mandatory Put 10/03/23), 144A
10/23 at 100.00 26,000,000
29,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
11/23 at 100.00 28,710,455
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Jacksonville University Project, Series 2018A-1
:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 420,437
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 1,289,069
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
30
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 9.1% (continued)
$ 9,855 Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation
Projects, Series 2022A, 5.000%, 7/01/48
7/32 at 100.00 $ 10,252,392
26,155 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/50
2/31 at 100.00 21,373,657
7,860 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 7,939,268
Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks
Rehabilitation, Series 2020
:
1,040 4.000%, 11/01/37 11/29 at 100.00 922,708
1,085 4.000%, 11/01/38 11/29 at 100.00 949,270
1,650 4.000%, 11/01/39 11/29 at 100.00 1,423,838
2,170 4.000%, 11/01/40 11/29 at 100.00 1,847,472
Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A
:
6,285 5.250%, 10/01/42 10/27 at 100.00 6,473,240
3,930 5.250%, 10/01/47 10/27 at 100.00 4,029,188
385 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A,
5.250%, 6/15/27
10/23 at 100.00 373,847
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
875 5.500%, 6/15/32, 144A 10/23 at 100.00 824,915
1,375 5.750%, 6/15/42, 144A 10/23 at 100.00 1,259,645
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 872,656
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 12,065,138
5,025 (f) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 4,997,601
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
2,870 0.000%, 10/01/37 - BAM Insured No Opt. Call 1,446,459
3,130 0.000%, 10/01/42 - BAM Insured No Opt. Call 1,173,204
180 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation
for Global Understanding, Inc., Project, Series 2019, 5.000%, 7/01/39
7/29 at 100.00 170,767
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 5,126,804
School Board of Lee County, Florida, Certificates of Participation, Series
2023A
:
1,000 5.000%, 8/01/37 8/33 at 100.00 1,051,140
1,685 5.000%, 8/01/38 8/33 at 100.00 1,757,691
4,465 5.000%, 8/01/39 8/33 at 100.00 4,640,780
2,715 5.000%, 8/01/40 8/33 at 100.00 2,808,086
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
5,000 5.250%, 11/15/39 11/26 at 103.00 3,937,732
1,015 5.500%, 11/15/49 11/26 at 103.00 749,954
31
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 9.1% (continued)
$ 2,610 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 $ 2,279,915
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
3,885 4.000%, 8/15/42 8/27 at 100.00 3,558,482
2,965 5.000%, 8/15/42 8/27 at 100.00 2,948,293
Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A
:
500 5.000%, 7/01/29 1/24 at 100.00 500,595
6,860 5.250%, 7/01/44 1/24 at 100.00 6,604,637
270 (g) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40
10/23 at 100.00 250,196
290 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
10/23 at 100.00 3
2,640 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A
5/32 at 100.00 2,464,288
Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023
:
1,000 4.850%, 5/01/38, 144A 5/31 at 100.00 966,481
1,000 5.000%, 5/01/43, 144A 5/31 at 100.00 960,150
4,930 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Embry-Riddle Aeronautical University, Refunding Series 2017, 5.000%,
10/15/42
10/27 at 100.00 4,957,565
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 13,030,247
470 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.125%,
5/01/36
5/28 at 100.00 458,247
Total Florida 399,944,853
Georgia - 1.2%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
2,500 (d) 6.750%, 1/01/35 1/28 at 100.00 1,125,000
1,000 (d) 7.000%, 1/01/40 1/28 at 100.00 450,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,500 5.250%, 7/01/41, (AMT) 7/33 at 100.00 3,656,510
2,400 5.250%, 7/01/42, (AMT) 7/33 at 100.00 2,495,688
9,740 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 8,731,097
11,665 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54,
(Mandatory Put 7/01/29)
1/29 at 100.00 12,129,111
700 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 714,916
405 Georgia Municipal Electric Authority, Senior Lien General Power Revenue
Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call 407,936
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
32
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 1.2% (continued)
$ 5,500 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 $ 4,869,683
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/28
No Opt. Call 1,027,102
15,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 14,618,845
4,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/39
7/29 at 100.00 4,019,975
Total Georgia 54,245,863
Hawaii - 0.1%
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
10/23 at 100.00 999,984
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 4,528,856
Total Hawaii 5,528,840
Idaho - 0.3%
1,500 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 1,346,308
Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016
:
2,300 3.500%, 9/01/33 9/26 at 100.00 1,892,089
205 5.000%, 9/01/37 9/26 at 100.00 189,044
4,200 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/36
9/28 at 100.00 4,226,657
1,290 Idaho Housing and Finance Association, Grant and Revenue Anticipation
Bonds, Federal Highway Trust Funds, Series 2021A, 4.000%, 7/15/38
7/31 at 100.00 1,172,089
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 12/01/38, 144A
12/26 at 100.00 1,913,276
Total Idaho 10,739,463
Illinois - 9.2%
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 69,761,813
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
2,125 5.250%, 4/01/35 4/33 at 100.00 2,264,358
1,250 5.250%, 4/01/37 4/33 at 100.00 1,306,476
1,600 5.000%, 4/01/38 4/33 at 100.00 1,628,282
1,000 5.250%, 4/01/39 4/33 at 100.00 1,031,798
1,960 5.500%, 4/01/42 4/33 at 100.00 2,035,929
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
10/23 at 100.00 576,674
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 1,155,195
4,540 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/34
10/23 at 100.00 4,337,601
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 2,005,231
33
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.2% (continued)
$ 35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 $ 36,126,324
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
1,250 5.000%, 12/01/45 12/29 at 100.00 1,255,704
2,220 4.000%, 12/01/50 12/29 at 100.00 1,825,086
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 17,539,587
6,245 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 6,198,710
3,715 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 4.000%, 1/01/36
1/30 at 100.00 3,611,414
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 3,113,429
8,805 (f) Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB)
1/27 at 100.00 9,145,910
13,760 (f) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40, (UB)
1/25 at 100.00 13,768,537
7,545 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB)
1/25 at 100.00 7,497,676
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
2,260 5.000%, 1/01/24 No Opt. Call 2,263,261
935 5.000%, 1/01/25 No Opt. Call 942,498
705 5.000%, 1/01/35 1/26 at 100.00 707,171
2,175 (f) 5.000%, 1/01/38, (UB) 1/26 at 100.00 2,121,490
6,000 (f) Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30, (UB)
No Opt. Call 6,216,434
2,200 (f) Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB)
1/25 at 100.00 2,204,665
7,945 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 7,907,418
Chicago, Illinois, O'Hare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
1,195 5.250%, 1/01/39 - BAM Insured 1/33 at 100.00 1,247,457
1,700 5.250%, 1/01/40 - BAM Insured 1/33 at 100.00 1,767,725
1,955 5.250%, 1/01/41 - BAM Insured 1/33 at 100.00 2,025,451
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Refunding Series 2023B
:
1,500 5.000%, 1/01/37 - AGM Insured 7/32 at 100.00 1,583,155
2,500 5.000%, 1/01/39 - AGM Insured 7/32 at 100.00 2,595,428
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B
:
1,500 5.000%, 11/01/34 - AGM Insured 5/32 at 100.00 1,613,129
1,500 5.000%, 11/01/35 - AGM Insured 5/32 at 100.00 1,602,200
900 5.000%, 11/01/36 - AGM Insured 5/32 at 100.00 951,976
900 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 937,716
2,490 5.000%, 11/01/39 - AGM Insured 5/32 at 100.00 2,582,229
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,307,184
1,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 1,324,338
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
34
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.2% (continued)
$ 700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 $ 620,192
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 10,478,971
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 12,177,807
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 9,907,658
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 17,614
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 1,091,787
14,715 Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41
2/27 at 100.00 13,365,996
12,496 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47
3/26 at 100.00 11,085,312
1,240 (f) Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB)
10/23 at 100.00 1,240,274
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 7,370,253
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,044,792
Illinois State, General Obligation Bonds, June Series 2016
:
3,725 4.000%, 6/01/36 6/26 at 100.00 3,469,100
4,275 4.000%, 6/01/41 - BAM Insured 6/26 at 100.00 3,787,419
Illinois State, General Obligation Bonds, March Series 2021A
:
2,250 4.000%, 3/01/38 3/31 at 100.00 2,038,869
1,300 4.000%, 3/01/40 3/31 at 100.00 1,146,518
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 3,484,717
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 11,541,803
Illinois State, General Obligation Bonds, November Series 2017D
:
11,625 5.000%, 11/01/27 No Opt. Call 12,028,305
3,000 5.000%, 11/01/28 11/27 at 100.00 3,098,688
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call 2,083,045
3,840 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/43
7/33 at 100.00 4,040,062
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 6,767,461
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 1,297,160
1,225 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53
12/25 at 100.00 1,176,153
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call 5,715,242
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call 11,808,722
35
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.2% (continued)
$ 1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
3/24 at 100.00 $ 1,838,948
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call 4,711,875
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 13,668,424
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,508,067
Total Illinois 400,697,893
Indiana - 2.1%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,631,992
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 6,510,870
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 667,245
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 3,759,728
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 6,137,233
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 4,111,999
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,580,671
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 1,951,075
7,700 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-2, 5.000%,
10/01/60, (Mandatory Put 7/01/30)
7/29 at 101.68 8,161,878
7,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32)
7/31 at 101.64 8,048,211
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 15,211,678
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding Forward Delivery Series 2024A
:
1,000 5.000%, 10/01/40 - BAM Insured, (WI/DD) 10/34 at 100.00 1,006,911
1,000 5.000%, 10/01/41 - BAM Insured, (WI/DD) 10/34 at 100.00 1,002,906
1,000 5.000%, 10/01/42 - BAM Insured, (WI/DD) 10/34 at 100.00 1,000,438
1,000 5.000%, 10/01/43 - BAM Insured, (WI/DD) 10/34 at 100.00 997,445
5,215 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 5,226,470
6,490 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%,
2/01/44
2/29 at 100.00 6,609,495
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013
:
70 5.875%, 1/01/24, (AMT) No Opt. Call 70,389
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 9,245,558
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
36
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 2.1% (continued)
$ 8,435 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call $ 8,220,511
Total Indiana 91,152,703
Iowa - 0.5%
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/23 at 100.00 1,838,523
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
6,230 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 5,819,783
14,635 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 14,195,242
Total Iowa 21,853,548
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
1,500 5.000%, 12/01/36 12/26 at 100.00 1,347,963
1,320 5.000%, 12/01/41 12/26 at 100.00 1,115,267
Total Kansas 2,463,230
Kentucky - 1.3%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 211,462
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 4,708,305
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A
:
2,545 5.000%, 9/01/43 9/28 at 100.00 2,501,616
2,600 5.000%, 9/01/48 9/28 at 100.00 2,548,649
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 6,622,930
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 5,841,816
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
2,450 5.000%, 7/01/26 7/25 at 100.00 2,458,926
2,100 5.000%, 7/01/33 7/25 at 100.00 2,114,249
5,655 5.000%, 7/01/37 7/25 at 100.00 5,658,503
Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2020A. Forward Delivery
:
1,000 5.000%, 9/01/34 9/29 at 100.00 1,024,003
725 5.000%, 9/01/35 9/29 at 100.00 739,021
Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018
:
2,000 5.000%, 5/01/35 5/28 at 100.00 2,085,721
2,500 5.000%, 5/01/36 5/28 at 100.00 2,593,261
4,000 5.000%, 5/01/37 5/28 at 100.00 4,120,856
37
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 1.3% (continued)
$ 750 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 122, Series 2019A, 4.000%, 11/01/37
11/28 at 100.00 $ 679,661
Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare Inc, Series 2016A
:
5,735 5.000%, 10/01/31 10/26 at 100.00 5,817,789
2,785 4.000%, 10/01/35 10/26 at 100.00 2,548,640
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2020A, 3.000%, 10/01/43
- BAM Insured
10/29 at 100.00 3,821,841
Total Kentucky 56,097,249
Louisiana - 1.4%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019
:
2,910 5.000%, 12/01/26 No Opt. Call 2,828,469
3,210 5.000%, 12/01/28 No Opt. Call 3,040,995
3,930 5.000%, 12/01/29 No Opt. Call 3,684,603
3,950 5.000%, 12/01/34 12/29 at 100.00 3,547,995
22,220 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
10/23 at 100.00 21,971,114
285 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 4.000%, 4/01/50, (Pre-refunded
4/01/30)
4/30 at 100.00 291,127
Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A
:
2,375 5.000%, 7/01/41 7/33 at 100.00 2,449,179
2,000 5.000%, 7/01/43 7/33 at 100.00 2,047,324
1,050 (c) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 1,057,251
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 6,295,899
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 532,559
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 6,790,916
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 2,976,936
1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,543,677
Total Louisiana 59,058,044
Maine - 0.1%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,280,704
1,420 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 821,883
Total Maine 5,102,587
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
38
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland - 0.8%
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
$ 10,000 5.000%, 9/01/39 9/27 at 100.00 $ 8,852,889
1,000 5.000%, 9/01/46 9/27 at 100.00 835,083
1,000 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 926,524
710 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 646,042
450 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 432,390
22,850 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42
2/25 at 100.00 22,700,406
Total Maryland 34,393,334
Massachusetts - 2.0%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 5,781,492
3,614 (d) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37,
144A
10/23 at 100.00 36,136
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E
:
1,200 5.000%, 7/01/35 7/26 at 100.00 1,210,745
5,590 5.000%, 7/01/37 7/26 at 100.00 5,593,454
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 3,398,844
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
5,285 5.000%, 7/01/37 7/28 at 100.00 5,382,800
5,000 5.000%, 7/01/38 7/28 at 100.00 5,067,243
5,000 5.000%, 7/01/48 7/28 at 100.00 4,931,403
1,750 5.000%, 7/01/53 7/28 at 100.00 1,703,848
1,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 1,425,373
Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022
:
1,235 5.000%, 10/01/39 10/32 at 100.00 1,312,220
9,350 5.000%, 10/01/41 10/32 at 100.00 9,810,524
4,785 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/39
1/29 at 100.00 4,430,526
3,490 Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 3,530,024
Massachusetts Port Authority, Revenue Bonds, Series 2021E
:
1,680 5.000%, 7/01/46, (AMT) 7/31 at 100.00 1,680,010
17,820 5.000%, 7/01/51, (AMT) 7/31 at 100.00 17,646,164
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 3,011,940
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 5,110,656
39
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts - 2.0% (continued)
$ 5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 $ 5,316,074
Total Massachusetts 86,379,476
Michigan - 1.0%
3,900 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 3,915,735
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 2,534,641
9,970 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 9,953,416
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
10/23 at 100.00 1,250,138
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023
:
10,000 5.000%, 11/15/41 11/33 at 100.00 10,566,786
10,000 5.000%, 11/15/42 11/33 at 100.00 10,440,717
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B
:
1,550 5.000%, 12/01/33 - AGM Insured, (AMT), (WI/DD) No Opt. Call 1,612,572
1,690 5.500%, 12/01/41 - AGM Insured, (AMT), (WI/DD) 12/33 at 100.00 1,769,808
1,365 5.500%, 12/01/43 - AGM Insured, (AMT), (WI/DD) 12/33 at 100.00 1,420,854
Total Michigan 43,464,667
Minnesota - 1.4%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 238,509
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
150 5.000%, 7/01/36 7/24 at 102.00 140,825
270 5.000%, 7/01/47 7/24 at 102.00 230,274
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian
Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 3,193,269
2,805 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding
Series 2016A, 5.000%, 8/01/46, 144A
10/23 at 100.00 2,464,839
Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes
Academy, Refunding Series 2021A
:
3,295 5.000%, 7/01/41 7/31 at 100.00 2,875,982
11,160 5.000%, 7/01/56 7/31 at 100.00 8,963,902
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 2,225,613
5,170 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023B, 5.000%, 11/15/53, (Mandatory Put 11/15/30)
11/29 at 101.75 5,413,091
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 2,108,431
4,501 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 3,958,863
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
40
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.4% (continued)
$ 11,878 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%, 10/01/47
1/27 at 100.00 $ 10,197,844
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 377,597
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/23 at 100.00 15,616,766
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A
:
2,500 (c) 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 2,553,536
235 (c) 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 240,033
Total Minnesota 60,799,374
Mississippi - 0.3%
1,755 (c) Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call 1,772,041
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 1,005,826
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
3,255 5.000%, 10/15/31 10/28 at 100.00 3,367,618
2,415 5.000%, 10/15/32 10/28 at 100.00 2,498,388
1,030 5.000%, 10/15/33 10/28 at 100.00 1,063,005
2,450 5.000%, 10/15/36 10/28 at 100.00 2,504,017
1,000 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%,
10/01/34
10/29 at 100.00 889,834
Total Mississippi 13,100,729
Missouri - 2.2%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series 2006,
5.250%, 7/01/27 - AGM Insured
No Opt. Call 3,360,401
1,175 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/41
3/31 at 100.00 978,802
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 2,777,172
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/39, (AMT)
3/29 at 100.00 4,968,389
18,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 17,692,686
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 13,259,732
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 3,173,554
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 1,831,315
41
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 2.2% (continued)
$ 2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 $ 2,264,821
15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 14,367,064
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,521,618
8,025 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 7,996,722
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2010A
:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call 3,504,448
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call 4,662,516
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call 3,954,778
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call 4,202,273
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call 3,403,556
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call 1,063,756
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
3/24 at 100.00 386,400
1,267 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
10/23 at 100.00 582,820
Total Missouri 96,952,823
Montana - 0.1%
4,385 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 4,183,353
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 1,760,590
Total Montana 5,943,943
Nebraska - 0.3%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call 3,104,062
7,500 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 7,466,814
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 1,721,532
Total Nebraska 12,292,408
Nevada - 1.1%
Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A
:
265 5.000%, 9/01/29 9/27 at 100.00 270,213
750 5.000%, 9/01/30 9/27 at 100.00 763,184
730 5.000%, 9/01/32 9/27 at 100.00 742,672
1,965 5.000%, 9/01/42 9/27 at 100.00 1,844,095
1,150 5.000%, 9/01/47 9/27 at 100.00 1,047,252
Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A
:
7,160 5.000%, 6/01/43 6/28 at 100.00 7,320,231
6,440 5.000%, 5/01/48 6/28 at 100.00 6,545,464
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
42
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada - 1.1% (continued)
$ 4,765 (e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 $ 2,811,595
2,515 (c) Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 2,542,134
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,105 4.000%, 9/01/25 No Opt. Call 1,090,277
1,770 4.000%, 9/01/35 9/26 at 100.00 1,553,835
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 20,127,118
200 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 607 Providence, Refunding Series 2013, 4.250%, 6/01/24
10/23 at 103.00 199,876
1,575 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 1,559,295
Total Nevada 48,417,241
New Hampshire - 0.0%
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Dartmouth-Hitchcock Obligated Group, Series 2018A
:
1,000 5.000%, 8/01/34 2/28 at 100.00 1,024,208
725 5.000%, 8/01/36 2/28 at 100.00 736,653
Total New Hampshire 1,760,861
New Jersey - 2.4%
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 9,424,279
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 5,030,789
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019MMM
:
1,155 5.000%, 6/15/34 12/29 at 100.00 1,210,100
2,580 4.000%, 6/15/35 12/29 at 100.00 2,522,158
1,650 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
10/23 at 100.50 1,645,786
2,255 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
3/24 at 101.00 2,268,621
2,005 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 1,905,823
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
1,750 5.000%, 9/01/35, (WI/DD) 3/33 at 100.00 1,864,793
1,000 5.000%, 9/01/37, (WI/DD) 3/33 at 100.00 1,050,962
1,825 5.000%, 9/01/39, (WI/DD) 3/33 at 100.00 1,888,162
2,000 5.000%, 9/01/41, (WI/DD) 3/33 at 100.00 2,051,553
1,200 5.000%, 9/01/42, (WI/DD) 3/33 at 100.00 1,227,245
1,265 5.000%, 9/01/43, (WI/DD) 3/33 at 100.00 1,290,812
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021
:
1,250 3.000%, 7/01/38 - BAM Insured 7/31 at 100.00 973,954
43
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 2.4% (continued)
$ 4,110 3.000%, 7/01/41 - BAM Insured 7/31 at 100.00 $ 3,067,168
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 1,028,145
19,775 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 20,031,472
15,300 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 6,693,196
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 19,560,410
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 4,517,900
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
5,500 5.000%, 6/15/44 12/28 at 100.00 5,533,795
4,000 5.000%, 6/15/50 12/28 at 100.00 4,010,222
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call 3,282,271
600 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 586,140
1,250 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Subordinate Series 2020A, 5.000%, 11/01/45 - BAM
Insured
11/30 at 100.00 1,270,320
Total New Jersey 103,936,076
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020,
4.000%, 9/01/40
9/30 at 100.00 3,379,304
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 680,047
Total New Mexico 4,059,351
New York - 10.1%
1,835 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 6.400%,
2/01/43
2/33 at 100.00 1,760,309
2,710 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 2,284,101
Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A
:
410 4.500%, 6/01/27 6/24 at 103.00 406,144
250 5.000%, 6/01/35 6/24 at 103.00 251,244
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1
:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 1,449,738
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 3,589,145
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 1,021,704
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 2,088,929
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
44
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 10.1% (continued)
$ 8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 $ 7,858,053
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 94,656
300 5.000%, 12/01/36, 144A 6/27 at 100.00 279,862
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 4,526,639
Dormitory Authority of the State of New York, Revenue Bonds, Teachers
College, Series 2017
:
500 5.000%, 7/01/29 7/27 at 100.00 521,053
175 5.000%, 7/01/32 7/27 at 100.00 182,485
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 7,511,167
6,605 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 6,778,878
4,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 5.000%, 3/15/36
3/28 at 100.00 4,150,990
7,885 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 6,616,442
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B
:
775 4.760%, 2/01/27 No Opt. Call 745,884
1,255 5.570%, 2/01/41 2/30 at 100.00 1,110,769
1,365 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 1,256,664
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.530%, 2/01/40
2/30 at 100.00 889,355
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
475 4.050%, 2/01/31 2/30 at 100.00 423,295
885 4.450%, 2/01/41 2/30 at 100.00 667,685
1,560 4.600%, 2/01/51 2/30 at 100.00 1,092,178
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E
:
1,915 5.000%, 9/01/40 9/33 at 100.00 2,022,703
1,000 5.000%, 9/01/41 9/33 at 100.00 1,049,557
1,000 5.000%, 9/01/42 9/33 at 100.00 1,043,817
1,000 5.000%, 9/01/43 9/33 at 100.00 1,041,361
6,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/41
9/26 at 100.00 6,606,909
19,995 (h) Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2022C, 4.430%, 9/01/28, (Mandatory Put 9/01/25) (SIFMA
reference rate + 0.450% spread)
3/25 at 100.00 19,877,991
5,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2016B-1, 5.000%, 11/15/36
11/26 at 100.00 5,111,072
45
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 10.1% (continued)
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
$ 10,000 4.750%, 11/15/45 5/30 at 100.00 $ 9,325,017
11,000 (f) 5.250%, 11/15/55, (UB) 5/30 at 100.00 11,079,642
Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2017A
:
1,400 5.000%, 7/01/34 7/27 at 100.00 1,450,377
1,000 5.000%, 7/01/36 7/27 at 100.00 1,028,360
1,000 5.000%, 7/01/37 7/27 at 100.00 1,023,383
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019
:
915 4.000%, 1/01/30 1/26 at 103.00 821,668
1,215 5.000%, 1/01/40 1/26 at 103.00 1,027,202
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
300 5.000%, 7/01/24 No Opt. Call 301,098
210 5.000%, 7/01/26 7/24 at 100.00 211,050
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
3,000 (d) 5.750%, 10/01/37 10/23 at 100.00 2,400,000
1,000 (d) 2.350%, 10/01/46 10/23 at 100.00 800,000
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 1,010,327
10,450 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52
12/32 at 100.00 10,908,761
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 10,299,061
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 10,177,597
7,220 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/42
8/28 at 100.00 7,332,830
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1
:
8,130 5.250%, 8/01/40 8/32 at 100.00 8,629,049
5,000 5.000%, 8/01/43 8/32 at 100.00 5,143,365
2,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 3,142,945
1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/34
12/30 at 100.00 1,000,802
2,235 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/43
4/28 at 100.00 2,279,079
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 7,705,566
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 2,945,810
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 7,037,766
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
46
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 10.1% (continued)
$ 1,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1,
5.000%, 8/01/37
8/33 at 100.00 $ 1,060,173
New York City, New York, General Obligation Bonds, Fiscal 2024 Series A
:
2,495 5.000%, 8/01/35 8/33 at 100.00 2,705,740
1,425 5.000%, 8/01/36 8/33 at 100.00 1,527,056
2,000 5.000%, 8/01/40 8/33 at 100.00 2,084,670
2,285 5.000%, 8/01/41 8/33 at 100.00 2,370,658
1,145 5.000%, 8/01/42 8/33 at 100.00 1,182,320
2,855 5.000%, 8/01/43 8/33 at 100.00 2,939,691
7,295 5.000%, 8/01/44 8/33 at 100.00 7,491,956
7,500 5.000%, 8/01/45 8/33 at 100.00 7,683,023
New York City, New York, General Obligation Bonds, Reoffering Fiscal
2012 Series G-5
:
1,825 5.000%, 4/01/34 10/33 at 100.00 2,001,007
1,585 5.000%, 4/01/35 10/33 at 100.00 1,725,091
3,165 5.000%, 4/01/36 10/33 at 100.00 3,407,514
1,455 5.000%, 4/01/37 10/33 at 100.00 1,549,418
1,785 5.000%, 4/01/38 10/33 at 100.00 1,879,347
1,270 5.000%, 4/01/39 10/33 at 100.00 1,331,173
1,495 5.000%, 4/01/40 10/33 at 100.00 1,559,235
1,050 New York State Environmental Facilities Corporation, Solid Waste Disposal
Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2020R-2,
5.125%, 9/01/50, (AMT), (Mandatory Put 9/03/30), 144A
6/30 at 100.00 1,036,441
New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A
:
24,465 5.000%, 6/15/42 6/27 at 100.00 24,990,181
4,000 5.000%, 6/15/46 6/27 at 100.00 4,068,747
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
13,435 5.000%, 3/15/41 9/32 at 100.00 13,922,576
17,615 5.000%, 3/15/42 9/32 at 100.00 18,174,331
8,895 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 9,109,820
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,179,828
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 7,546,217
5,000 5.000%, 7/01/41, (AMT) 7/24 at 100.00 4,871,909
3,210 5.000%, 7/01/46, (AMT) 7/24 at 100.00 3,055,355
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 7,896,209
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
3,200 5.250%, 8/01/31, (AMT) 8/30 at 100.00 3,239,345
9,275 5.375%, 8/01/36, (AMT) 8/30 at 100.00 9,086,720
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A
:
380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 336,678
47
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 10.1% (continued)
$ 360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 $ 315,337
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 966,966
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/32, (AMT)
1/28 at 100.00 10,086,785
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
14,690 5.000%, 10/01/35, (AMT) 10/30 at 100.00 14,766,121
4,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 3,844,988
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
8,780 5.000%, 12/01/34, (AMT) 12/33 at 100.00 9,429,957
7,790 5.000%, 12/01/35, (AMT) 12/33 at 100.00 8,292,112
1,750 5.000%, 12/01/36, (AMT) 12/33 at 100.00 1,840,683
2,000 5.000%, 12/01/38, (AMT) 12/33 at 100.00 2,072,051
6,505 5.000%, 12/01/40, (AMT) 12/33 at 100.00 6,680,732
5,000 5.000%, 12/01/43, (AMT) 12/33 at 100.00 5,071,221
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
5,000 5.000%, 7/15/34, (AMT) 7/33 at 100.00 5,368,299
1,250 5.000%, 7/15/35, (AMT) 7/33 at 100.00 1,332,604
1,820 5.000%, 7/15/36, (AMT) 7/33 at 100.00 1,919,226
1,625 5.000%, 7/15/40, (AMT) 7/33 at 100.00 1,667,593
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 1,379,970
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1
:
2,000 5.000%, 11/15/41 11/33 at 100.00 2,078,394
1,965 5.000%, 11/15/42 11/33 at 100.00 2,030,561
1,965 5.000%, 11/15/43 11/33 at 100.00 2,026,271
3,495 5.000%, 11/15/44 11/33 at 100.00 3,594,435
5,645 5.000%, 11/15/45 11/33 at 100.00 5,790,592
Total New York 442,958,861
North Carolina - 0.2%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
715 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 735,685
855 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 873,894
North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016
:
335 5.000%, 10/01/31 10/24 at 102.00 325,332
890 5.000%, 10/01/37 10/24 at 102.00 807,302
1,000 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 762,907
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
48
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina - 0.2% (continued)
North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A
:
$ 1,005 5.000%, 7/01/51 7/26 at 100.00 $ 983,469
4,310 5.000%, 7/01/54 7/26 at 100.00 4,186,780
Total North Carolina 8,675,369
Ohio - 0.8%
5,195 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon Secours Mercy
Health, Inc., Series 2020A, 4.000%, 12/01/40
6/30 at 100.00 4,683,735
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 1,465,671
1,865 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 1,608,881
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 3,400,935
3,700 (d) Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24
No Opt. Call 370
5,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 4,215,813
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 5,520,062
2,500 (d) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23
No Opt. Call 250
1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 1,016,445
3,750 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC
- Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39 -
AGM Insured, (AMT)
6/25 at 100.00 3,661,968
1,500 (d) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34
No Opt. Call 150
700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call 70
7,625 (d) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32
No Opt. Call 762
8,585 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 7,979,776
Total Ohio 33,554,888
Oklahoma - 0.6%
Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds,
Series 2019
:
1,500 4.000%, 9/01/45 9/29 at 100.00 1,131,383
1,000 5.000%, 9/01/45 9/29 at 100.00 918,083
49
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 0.6% (continued)
$ 1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 $ 1,465,506
8,550 Oklahoma County, Oklahoma, Finance Authority, Educational Facilities
Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project,
Series 2023, 5.000%, 9/01/41
9/32 at 100.00 8,587,093
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 12,714,686
811 (d) Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 5.000%, 8/01/52
8/27 at 100.00 811
Total Oklahoma 24,817,562
Oregon - 0.4%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Mirabella South Waterfront, Refunding Series 2014A
:
1,855 (c) 5.400%, 10/01/44, (Pre-refunded 10/01/24) 10/24 at 100.00 1,878,844
1,600 (c) 5.500%, 10/01/49, (Pre-refunded 10/01/24) 10/24 at 100.00 1,622,110
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 985,104
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
10/23 at 100.00 177,136
12,450 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 12,465,667
Total Oregon 17,128,861
Pennsylvania - 5.0%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
10/23 at 100.00 316,269
2,155 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 2,002,261
1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call 1,068,128
1,150 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/42, 144A
5/28 at 100.00 1,072,140
1,580 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.375%, 5/01/42, 144A
5/28 at 100.00 1,528,428
7,765 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 7,273,453
Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A
:
10,665 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call 10,065,275
455 (d) 3.500%, 4/01/41 No Opt. Call 46
3,750 (d) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35
No Opt. Call 375
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
50
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 5.0% (continued)
$ 2,000 (d) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35
No Opt. Call $ 200
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,562,300
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 5,740,409
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
4,860 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 3,416,433
6,300 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 5,372,442
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
770 5.000%, 1/01/38 1/25 at 100.00 746,293
625 (c) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 632,863
150 (c) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 151,887
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 9,071,419
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
4,000 4.000%, 9/01/36 9/28 at 100.00 3,710,735
7,630 5.000%, 9/01/43 9/28 at 100.00 7,575,116
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/37
9/29 at 100.00 920,033
6,665 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC Project,
Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put 4/03/28)
No Opt. Call 6,648,742
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
1,860 (c) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 1,889,877
1,310 (c) 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 1,331,042
8,750 Northampton County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2016A, 4.000%, 8/15/34
8/26 at 100.00 8,133,220
2,410 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 241
2,410 (d),(e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 241
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 1,619,648
5,000 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.500%, 6/30/40, (AMT)
12/32 at 100.00 5,212,770
51
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 5.0% (continued)
$ 3,750 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 $ 3,616,924
4,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 3,525,910
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
10/23 at 100.00 3,297,226
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 3,368,409
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 7,446,449
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
140 5.250%, 12/01/41 12/32 at 100.00 146,468
1,490 5.250%, 12/01/42 12/32 at 100.00 1,572,119
6,260 5.250%, 12/01/47 12/32 at 100.00 6,501,558
16,650 5.250%, 12/01/52 12/32 at 100.00 17,238,275
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 15,955,027
25,430 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1, 5.000%, 6/01/42
6/27 at 100.00 25,597,060
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/42
12/30 at 100.00 1,070,491
Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018
:
2,500 5.000%, 5/01/36 5/28 at 100.00 2,585,877
2,250 5.000%, 5/01/37 5/28 at 100.00 2,311,389
1,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 4.000%, 5/01/42
11/27 at 100.00 689,152
2,230 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 1,908,764
Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017
:
2,000 5.000%, 7/01/29 7/27 at 100.00 2,009,907
7,450 5.000%, 7/01/30 7/27 at 100.00 7,470,544
4,415 5.000%, 7/01/31 7/27 at 100.00 4,422,324
Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A
:
6,665 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 6,198,049
4,665 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 4,313,396
6,665 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 6,092,767
3,315 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/33, (AMT)
7/27 at 100.00 3,373,255
2,595 The Hospitals and Higher Education Facilities Authority of Philadelphia,
Texas, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017., 5.000%, 7/01/33
7/27 at 100.00 2,596,296
Total Pennsylvania 220,369,922
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
52
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 2.1%
$ 18,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 $ 17,727,671
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
10,500 5.000%, 7/01/37, 144A 7/31 at 100.00 10,110,073
2,000 4.000%, 7/01/42, 144A 7/31 at 100.00 1,668,177
1,323 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 1,336,324
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
7,164 4.550%, 7/01/40 7/28 at 100.00 6,609,359
118,500 0.000%, 7/01/51 7/28 at 30.01 22,101,459
15,339 5.000%, 7/01/58 7/28 at 100.00 13,913,752
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 922,579
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 1,796,327
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
14,500 4.000%, 7/01/37 7/31 at 103.00 12,208,697
5,000 4.000%, 7/01/41 7/31 at 103.00 4,034,423
Total Puerto Rico 92,428,841
South Carolina - 0.3%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 3,387,690
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,515,734
South Carolina State Ports Authority, Revenue Bonds, Series 2018
:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 4,991,970
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 3,861,835
Total South Carolina 14,757,229
South Dakota - 0.0%
910 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 874,658
Total South Dakota 874,658
Tennessee - 3.9%
1,000 (d) Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/37
1/25 at 102.00 230,000
2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 3,001,581
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 2,163,971
Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2
:
100 5.000%, 8/01/37 8/29 at 100.00 101,292
835 5.000%, 8/01/44 8/29 at 100.00 812,986
Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds,
Refunding, Series 2015A
:
500 5.000%, 9/01/31 9/25 at 100.00 508,826
53
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 3.9% (continued)
$ 1,750 5.000%, 9/01/32 9/25 at 100.00 $ 1,779,232
Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A
:
500 5.000%, 10/01/34 10/24 at 100.00 500,020
1,575 5.000%, 10/01/44 10/24 at 100.00 1,426,044
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 400,394
10,040 Dickson, Tennessee, Electric System Revenue Bonds, Series 2022, 5.250%,
7/01/47
7/32 at 100.00 10,555,239
9,840 Franklin Special School District, Williamson County, Tennessee, General
Obligation Bonds, Limited Tax School Improvement Series 2022, 5.000%,
6/01/47
6/32 at 100.00 10,223,717
Franklin Special School District, Williamson County, Tennessee, General
Obligation Bonds, School Improvement Series 2019
:
1,000 5.000%, 6/01/37 6/29 at 100.00 1,053,205
1,000 5.000%, 6/01/38 6/29 at 100.00 1,046,937
4,200 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 4,245,218
Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding Series 2018
:
1,000 4.000%, 4/01/35 4/26 at 100.00 980,798
1,415 4.000%, 4/01/38 4/26 at 100.00 1,310,927
4,785 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2016, 5.000%,
9/01/42
9/25 at 100.00 4,816,523
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 6,007,468
4,980 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call 5,059,465
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018A
:
2,740 5.000%, 4/01/41 10/28 at 100.00 2,658,314
145 (c) 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 154,175
1,000 Johnson City Energy Authority, Tennessee, Electric System Revenue
Bonds, Series 2017, 5.000%, 5/01/29
5/27 at 100.00 1,042,483
Johnson City Health and Educational Facilities Board, Tennessee, Hospital
Revenue Refunding and Improvement Bonds, Johnson City Medical
Center, Series 1998C
:
2,025 (c) 5.125%, 7/01/25 - NPFG Insured, (ETM) 10/23 at 100.00 2,172,808
9,570 (c) 5.250%, 7/01/28 - NPFG Insured, (ETM) 10/23 at 100.00 9,979,332
2,500 Johnson City Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Ballad Health, Long Term Interest Rate Refunding Series 2023A,
5.000%, 7/01/33
No Opt. Call 2,641,432
995 Kingsport Industrial Development Board, Tennessee, Multifamily Housing
Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%,
7/20/29
10/23 at 100.00 994,824
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,000 4.000%, 4/01/36 4/27 at 100.00 1,767,322
310 5.000%, 4/01/36 4/27 at 100.00 311,778
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
54
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 3.9% (continued)
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A
:
$ 2,955 5.000%, 1/01/36 1/27 at 100.00 $ 2,996,287
5,000 5.000%, 1/01/42 1/27 at 100.00 4,846,462
Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2017
:
1,475 4.000%, 1/01/32 1/26 at 100.00 1,456,611
1,000 4.000%, 1/01/35 1/26 at 100.00 983,140
1,255 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series
2009, 5.500%, 11/20/39
10/23 at 100.00 1,268,764
195 (d) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call 163,986
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1,
5.000%, 7/01/26
10/23 at 100.00 1,036,032
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
1,480 5.000%, 7/01/36 - AGM Insured 1/34 at 100.00 1,585,987
1,165 5.000%, 7/01/37 - AGM Insured 1/34 at 100.00 1,234,638
1,930 5.000%, 7/01/38 - AGM Insured 1/34 at 100.00 2,027,398
1,500 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 1,568,548
2,275 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,368,832
2,990 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 3,100,852
2,000 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 2,057,459
1,520 5.000%, 7/01/43 - AGM Insured 1/34 at 100.00 1,560,336
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023
:
1,320 5.000%, 5/01/42 5/33 at 100.00 1,338,579
2,000 5.000%, 5/01/43 5/33 at 100.00 2,025,863
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A
:
610 5.000%, 10/01/30 10/26 at 100.00 612,571
640 5.000%, 10/01/31 10/26 at 100.00 642,127
670 5.000%, 10/01/32 10/26 at 100.00 671,646
705 5.000%, 10/01/33 10/26 at 100.00 705,893
745 5.000%, 10/01/34 10/26 at 100.00 744,654
780 5.000%, 10/01/35 10/26 at 100.00 768,963
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 462,127
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A
:
3,965 5.000%, 7/01/40 7/26 at 100.00 3,940,480
5,240 5.000%, 7/01/46 7/26 at 100.00 5,156,794
385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 376,014
55
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 3.9% (continued)
$ 5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 $ 5,729,575
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 1,965,947
725 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
10/23 at 100.00 730,015
Nashville Metropolitan Development and Housing Agency, Tennessee, Tax
increment Bonds, Fifth & Broadway Development Project, Series 2018
:
555 4.500%, 6/01/28, 144A No Opt. Call 545,815
570 5.125%, 6/01/36, 144A 6/28 at 100.00 558,272
Shelby County Health, Educational and Housing Facility Board, Tennessee,
Educational Facilities Revenue Bonds, Rhodes College, Series 2015
:
700 5.000%, 8/01/40 8/25 at 100.00 704,376
1,000 5.000%, 8/01/45 8/25 at 100.00 1,003,817
1,100 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Residential Care Facility Mortgage Revenue Bonds, The Village  at
Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 953,214
20,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 19,961,586
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 2,111,177
The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C
:
100 5.000%, 2/01/24 No Opt. Call 99,933
5,090 5.000%, 2/01/27 No Opt. Call 5,020,375
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks Revenue
Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 1,566,584
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41
6/24 at 100.00 500,829
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 4,996,517
Total Tennessee 170,095,386
Texas - 8.8%
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A
:
125 5.000%, 12/01/46 12/26 at 100.00 112,355
740 5.000%, 12/01/51 12/26 at 100.00 650,359
4,510 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 4,495,919
5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 5,415,151
2,525 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
10/23 at 100.00 2,525,396
1,250 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
10/23 at 100.00 1,251,531
5,500 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34
12/24 at 100.00 5,074,106
9,700 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 8,558,155
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
56
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023
:
$ 1,800 5.000%, 2/01/39 2/33 at 100.00 $ 1,902,729
3,525 5.000%, 2/01/40 2/33 at 100.00 3,713,537
3,825 5.000%, 2/01/41 2/33 at 100.00 4,019,916
5,680 5.000%, 2/01/42 2/33 at 100.00 5,945,542
4,500 5.000%, 2/01/43 2/33 at 100.00 4,703,576
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C.
:
1,000 5.000%, 11/01/27, (AMT) No Opt. Call 1,024,172
3,635 5.000%, 11/01/28, (AMT) No Opt. Call 3,750,664
11,725 5.000%, 11/01/29, (AMT) No Opt. Call 12,125,159
Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A
:
6,285 5.000%, 2/15/41 2/33 at 100.00 6,521,914
1,850 5.000%, 2/15/42 2/33 at 100.00 1,912,853
2,095 5.000%, 2/15/43 2/33 at 100.00 2,160,689
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate Lien
Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 2,669,667
2,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
10/23 at 100.00 1,782,045
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
10/23 at 100.00 7,867,251
4,750 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 4,532,908
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
2,750 0.000%, 11/15/36 - NPFG Insured 11/24 at 49.42 1,273,322
6,300 0.000%, 11/15/37 - NPFG Insured 11/24 at 46.55 2,713,700
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
9,000 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 9,467,766
6,655 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 7,031,493
6,980 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 7,366,684
2,675 5.000%, 7/01/35 - AGM Insured, (AMT) 7/33 at 100.00 2,812,616
2,500 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 2,592,634
5,000 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 5,164,296
5,000 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 5,148,565
2,500 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 2,568,222
3,475 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 3,562,593
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call 7,082,309
9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 9,867,451
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call 428,006
57
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call $ 995,405
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 8,977,768
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014
:
2,560 5.000%, 9/01/32 9/24 at 100.00 2,571,241
335 5.000%, 9/01/34 9/24 at 100.00 336,026
Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015
:
1,360 5.000%, 8/15/30 8/25 at 100.00 1,372,142
1,280 5.000%, 8/15/35 8/25 at 100.00 1,290,466
10,000 (f) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 4.250%,
2/15/53, (UB)
2/33 at 100.00 8,879,266
4,720 Love Field Airport Modernization Corporation, Texas, Special Facilities
Revenue Bonds, Southwest Airlines Company - Love Field Modernization
Program Project, Series 2012, 5.000%, 11/01/28, (AMT)
10/23 at 100.00 4,698,921
15,670 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series
2023B, 5.000%, 5/15/39, (Mandatory Put 5/15/28)
2/28 at 100.00 16,275,865
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2018, 5.000%, 5/15/48
5/28 at 100.00 1,810,586
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series
2016
:
665 5.000%, 11/01/46 11/23 at 103.00 496,681
805 5.000%, 11/01/51 11/23 at 103.00 582,226
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 416,812
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 606,303
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 8,612,777
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
20,000 5.250%, 1/01/42 1/28 at 103.00 14,583,006
19,015 5.500%, 1/01/57 1/28 at 103.00 12,965,311
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A
:
30 (c) 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 30,786
360 (c) 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 369,427
65 (c) 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 66,702
6,625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 6,459,633
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
58
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 1,250 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 $ 1,255,728
3,000 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 3,013,747
10,000 (d) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 9,075,000
10,880 (c) North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45, (Pre-
refunded 9/01/31)
9/31 at 100.00 13,063,892
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 4,434,004
4,395 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 4,559,817
Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A
:
655 5.000%, 2/01/29 2/24 at 100.00 656,709
1,805 5.000%, 2/01/34 2/24 at 100.00 1,801,375
385 5.125%, 2/01/39 2/24 at 100.00 370,566
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 655,595
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 6,089,360
3,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 3,015,590
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 3,567,274
3,000 Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 5.250%, 8/15/53
8/32 at 100.00 3,095,211
10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 9,826,926
7,300 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A &
3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
10/23 at 100.00 7,311,854
5,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 4,785,468
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
1,000 4.000%, 12/31/34 12/30 at 100.00 934,439
1,680 4.000%, 12/31/37 12/30 at 100.00 1,522,041
1,750 4.000%, 6/30/38 12/30 at 100.00 1,575,262
2,845 4.000%, 12/31/38 12/30 at 100.00 2,554,405
1,300 4.000%, 6/30/39 12/30 at 100.00 1,159,528
4,050 4.000%, 12/31/39 12/30 at 100.00 3,603,253
1,250 4.000%, 6/30/40 12/30 at 100.00 1,105,073
59
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 15,000 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37
8/24 at 100.00 $ 14,749,455
3,340 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2019A, 4.000%, 10/15/38
10/29 at 100.00 3,178,227
6,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2020, 4.000%, 10/15/45
10/30 at 100.00 5,406,057
20,270 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 20,303,034
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series 2015,
6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 1,054,363
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series 2015,
6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 1,161,868
Total Texas 387,077,722
Utah - 1.2%
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
3,500 4.000%, 6/01/41 9/26 at 103.00 2,606,585
2,280 4.000%, 6/01/52 9/26 at 103.00 1,551,968
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 1,834,061
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A
:
14,530 5.000%, 7/01/42, (AMT) 7/27 at 100.00 14,297,072
17,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 16,693,536
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
2,700 5.000%, 7/01/35, (AMT) 7/33 at 100.00 2,819,258
1,700 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,769,263
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 1,509,845
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 7,067,262
Total Utah 50,148,850
Virginia - 1.1%
4,880 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 5,105,106
4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
10/23 at 100.00 3,547,819
1,200 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.250%,
2/01/42
2/33 at 100.00 1,282,335
5,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2022A, 5.000%,
2/01/40
2/32 at 100.00 5,249,470
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 883,752
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
60
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 1.1% (continued)
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A
:
$ 1,480 5.000%, 7/01/41 7/33 at 100.00 $ 1,578,364
2,370 5.000%, 7/01/42 7/33 at 100.00 2,515,609
2,885 5.000%, 7/01/43 7/33 at 100.00 3,053,569
2,000 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 1,708,720
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
2,180 5.000%, 12/31/47, (AMT) 6/27 at 100.00 2,096,894
13,250 5.000%, 12/31/52, (AMT) 6/27 at 100.00 12,604,720
Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A
:
4,060 4.000%, 1/01/40 7/27 at 103.00 3,460,947
5,695 4.000%, 1/01/45 7/27 at 103.00 4,585,087
Total Virginia 47,672,392
Washington - 2.7%
2,525 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Bonneville Power Administration, Refunding Series
2022A, 5.000%, 7/01/36
7/32 at 100.00 2,735,863
5,500 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 5,105,663
80 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 85,840
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 5,502,602
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019
:
10,000 5.000%, 4/01/37, (AMT) 4/29 at 100.00 10,215,005
6,995 5.000%, 4/01/38, (AMT) 4/29 at 100.00 7,099,014
Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016
:
3,825 5.000%, 12/01/30 12/26 at 100.00 3,782,317
1,950 5.000%, 12/01/31 12/26 at 100.00 1,925,537
4,000 5.000%, 12/01/32 12/26 at 100.00 3,944,526
1,120 5.000%, 12/01/37 12/26 at 100.00 1,048,598
3,630 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,031,528
1,600 (c) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/28, (Pre-refunded 5/15/24)
5/24 at 100.00 1,609,191
2,960 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 2,863,487
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 5,725,539
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
3,090 5.000%, 8/15/33 8/27 at 100.00 3,103,464
5,955 5.000%, 8/15/34 8/27 at 100.00 5,939,234
2,695 5.000%, 8/15/35 8/27 at 100.00 2,662,206
61
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 2.7% (continued)
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
$ 1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 $ 925,218
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 1,529,245
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 2,805,302
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
10/23 at 100.00 1,929,076
14,210 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 11,434,499
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 8,609,634
4,540 Washington State, General Obligation Bonds, Various Purpose Series
2022A, 5.000%, 8/01/44
No Opt. Call 4,718,974
Washington State, General Obligation Bonds, Various Purpose Series
2023A
:
13,330 5.000%, 8/01/40 8/32 at 100.00 14,034,857
6,635 5.000%, 8/01/43 8/32 at 100.00 6,920,304
Total Washington 119,286,723
West Virginia - 0.5%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series 2018A,
5.000%, 1/01/43
1/29 at 100.00 13,503,202
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A
:
1,000 5.000%, 9/01/30 9/29 at 100.00 1,013,907
1,500 5.000%, 9/01/31 9/29 at 100.00 1,519,141
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
2,805 5.000%, 6/01/40 6/33 at 100.00 2,848,135
1,715 5.000%, 6/01/41 6/33 at 100.00 1,736,816
Total West Virginia 20,621,201
Wisconsin - 2.9%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 1,148,216
815 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 5.000%, 6/15/40, 144A
6/30 at 100.00 749,053
200 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 152,689
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 1,560,461
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
11 (d) 0.000%, 1/01/47, 144A No Opt. Call 228
10 (d) 0.000%, 1/01/48, 144A No Opt. Call 188
9 (d) 0.000%, 1/01/49, 144A No Opt. Call 174
9 (d) 0.000%, 1/01/50, 144A No Opt. Call 156
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
62
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.9% (continued)
$ 9 (d) 0.000%, 1/01/51, 144A No Opt. Call $ 145
12 (d) 0.000%, 1/01/52, 144A No Opt. Call 174
11 (d) 0.000%, 1/01/53, 144A No Opt. Call 163
11 (d) 0.000%, 1/01/54, 144A No Opt. Call 148
11 (d) 0.000%, 1/01/55, 144A No Opt. Call 136
11 (d) 0.000%, 1/01/56, 144A No Opt. Call 126
579 (d) 5.500%, 7/01/56, 144A 3/28 at 100.00 307,802
12 (d) 0.000%, 1/01/57, 144A No Opt. Call 132
11 (d) 0.000%, 1/01/58, 144A No Opt. Call 121
11 (d) 0.000%, 1/01/59, 144A No Opt. Call 112
11 (d) 0.000%, 1/01/60, 144A No Opt. Call 102
11 (d) 0.000%, 1/01/61, 144A No Opt. Call 95
11 (d) 0.000%, 1/01/62, 144A No Opt. Call 87
10 (d) 0.000%, 1/01/63, 144A No Opt. Call 80
10 (d) 0.000%, 1/01/64, 144A No Opt. Call 75
10 (d) 0.000%, 1/01/65, 144A No Opt. Call 69
11 (d) 0.000%, 1/01/66, 144A No Opt. Call 68
128 (d) 0.000%, 1/01/67, 144A No Opt. Call 742
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
27 (d) 0.000%, 1/01/46, 144A No Opt. Call 605
27 (d) 0.000%, 1/01/47, 144A No Opt. Call 552
26 (d) 0.000%, 1/01/48, 144A No Opt. Call 518
26 (d) 0.000%, 1/01/49, 144A No Opt. Call 483
26 (d) 0.000%, 1/01/50, 144A No Opt. Call 441
28 (d) 0.000%, 1/01/51, 144A No Opt. Call 457
727 (d) 1.000%, 7/01/51, 144A 3/28 at 100.00 394,605
28 (d) 0.000%, 1/01/52, 144A No Opt. Call 421
28 (d) 0.000%, 1/01/53, 144A No Opt. Call 392
28 (d) 0.000%, 1/01/54, 144A No Opt. Call 365
27 (d) 0.000%, 1/01/55, 144A No Opt. Call 340
27 (d) 0.000%, 1/01/56, 144A No Opt. Call 318
27 (d) 0.000%, 1/01/57, 144A No Opt. Call 296
26 (d) 0.000%, 1/01/58, 144A No Opt. Call 276
26 (d) 0.000%, 1/01/59, 144A No Opt. Call 259
26 (d) 0.000%, 1/01/60, 144A No Opt. Call 241
25 (d) 0.000%, 1/01/61, 144A No Opt. Call 223
25 (d) 0.000%, 1/01/62, 144A No Opt. Call 209
25 (d) 0.000%, 1/01/63, 144A No Opt. Call 194
25 (d) 0.000%, 1/01/64, 144A No Opt. Call 183
24 (d) 0.000%, 1/01/65, 144A No Opt. Call 170
24 (d) 0.000%, 1/01/66, 144A No Opt. Call 155
314 (d) 0.000%, 1/01/67, 144A No Opt. Call 1,816
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
10/23 at 100.00 1,650,645
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 3,240,669
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 12,507,685
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 4,831,872
2,735 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 1,641,000
63
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.9% (continued)
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
$ 2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 $ 2,106,314
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 2,082,707
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 836,400
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 2,499,975
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 615,000
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 3,986,598
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A
:
10,050 5.000%, 6/15/38, 144A 6/26 at 100.00 9,277,520
3,360 5.000%, 6/15/48, 144A 6/26 at 100.00 2,932,530
7,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 6,763,289
33,500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 4,705,665
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
10/23 at 100.00 17,998,787
7,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 6,679,054
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014
:
1,880 5.250%, 10/01/39 10/23 at 101.00 1,595,264
1,000 5.375%, 10/01/44 10/23 at 101.00 830,252
3,500 5.500%, 10/01/49 10/23 at 101.00 2,893,411
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 5,371,874
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 4,614,497
435 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 427,039
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A
:
2,980 5.000%, 7/01/34 7/24 at 100.00 2,970,626
2,100 4.350%, 7/01/36 10/23 at 100.00 1,976,673
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014
:
5,000 5.000%, 12/01/34 10/23 at 102.00 4,562,811
4,435 5.000%, 12/01/44 10/23 at 102.00 3,554,246
4,225 5.250%, 12/01/49 10/23 at 102.00 3,424,617
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
64
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.9% (continued)
$ 5,501 Wisconsin Housing and Economic Development Authority, Homeowners
Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities
Program, Pass Through Series 2017A, 2.690%, 7/01/47
10/26 at 100.00 $ 4,963,499
Total Wisconsin 125,865,580
Total Municipal Bonds
(cost $4,548,211,538) 4,336,257,635
Shares Description (a) Value
X –
COMMON STOCKS - 1.3% X 59,209,661
Utilities - 1.3%
719,217 (i),(j) Energy Harbor Corp $ 57,357,556
4,068 (j),(k) Talen Energy Corp 215,095
30,960 (j),(k) Talen Energy Supply LLC 1,637,010
Total Utilities 59,209,661
Total Common Stocks
(cost $15,248,328) 59,209,661
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% X 3,872,230
$ 4,492 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 $ 3,872,230
Total Asset-Backed and Mortgage-Backed Securities
(cost $4,128,932) 3,872,230
65
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (l) X 117,470
Capital Goods - 0.0%
$ 500 (d),(e) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/15/23 $ 117,470
Total Capital Goods 117,470
Total Variable Rate Senior Loan Interests
(cost $500,000) 117,470
Total Long-Term Investments
(cost $4,568,088,798) 4,399,456,996
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.3%
X –
MUNICIPAL BONDS - 1.3% X 57,000,000
National - 1.3%
$ 57,000 (n) Invesco Municipal Opportunity Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6VMO. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5029.Ticker Symbol - VMO, 5.300%, 12/01/24,
(AMT), (Mandatory Put 9/29/2023), 144A
No Opt. Call $ 57,000 ,000
Total National 57,000,000
Total Municipal Bonds
(cost $57,000,000) 57,000,000
Total Short-Term Investments
(cost $57,000,000) 57,000,000
Total Investments (cost $4,625,088,798 ) - 101.8% 4,456,456,996
Borrowings - (0.9)% (o) (40,800,000)
Floating Rate Obligations - (1.2)% (54,020,000)
Other Assets & Liabilities, Net -   0.3% 14,469,669
Net Assets - 100% $ 4,376,106,665
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
66
(i) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by
Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(o) Borrowings as a percentage of Total Investments is 0.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
67
Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.1%
X –
MUNICIPAL BONDS - 95.9% X 6,990,581,731
Alabama - 2.2%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 $ 7,732,078
5,080 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 4,681,320
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 2,921,950
3,615 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 3,549,707
6,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 5 Series 2020A-1, 4.000%, 10/01/49, (Mandatory Put 10/01/26)
7/26 at 100.65 5,853,187
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 6,368,749
7,865 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 7,573,315
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 3,065,705
8,245 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 8,031,741
Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020
:
1,045
5.000%, 8/01/26 - AGM Insured
No Opt. Call 1,065,283
1,000
5.000%, 8/01/28 - AGM Insured
No Opt. Call 1,037,966
1,000
5.000%, 8/01/30 - AGM Insured
No Opt. Call 1,051,460
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 5,392,559
7,410 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 6,988,315
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call 28,843,957
555 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 542,366
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
3,555
5.000%, 3/01/24
No Opt. Call 3,558,418
2,235
5.000%, 3/01/25
No Opt. Call 2,207,833
1,725
5.000%, 3/01/26
No Opt. Call 1,679,302
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 7,881,894
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
68
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alabama - 2.2% (continued)
$ 12,400 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 $ 12,319,014
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put 12/01/31)
9/31 at 100.62 9,307,203
1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory Put
12/01/29)
9/29 at 100.10 1,868,625
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.34 9,992,304
430 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call 422,987
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
5,909
4.500%, 5/01/32, 144A 2021 2021
5/29 at 100.00 5,402,913
4,250
5.250%, 5/01/44, 144A
5/29 at 100.00 3,703,747
10,000 West Jefferson, Alabama, Industrial Development Board Pollution Control
Revenue Bonds, Alabama Power Company, Refunding Series 1998,
3.650%, 6/01/28, (Mandatory Put 1/21/09)
1/09 at 100.00 9,645,212
Total Alabama 162,689,110
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 1,361,790
Total Alaska 1,361,790
Arizona - 1.3%
980 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2020C.
Forward Delivery, 5.000%, 8/01/26
No Opt. Call 1,013,275
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,630 (c)
5.000%, 10/01/26, (ETM)
No Opt. Call 5,822,141
16,880 (c)
5.000%, 10/01/27, (ETM)
No Opt. Call 17,713,127
1,330 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,302,081
24,740 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 25,023,904
775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call 776,028
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 711,338
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B,
5.000%, 7/01/39, 144A
7/29 at 100.00 1,814,954
69
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 1.3% (continued)
$ 450 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 5.000%, 9/01/27
No Opt. Call $ 463,982
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory Put
10/18/24)
No Opt. Call 5,033,455
3,030 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.550%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
10/23 at 100.00 3,022,937
2,520 Maricopa County Pollution Control Corporation, Arizona, Pollution Control
Revenue Bonds, El Paso Electric Company, Refunding Series 2009A,
3.600%, 2/01/40
6/29 at 100.00 2,031,216
Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan
Economic Educational Development Fund, Refunding Series 2020B
:
3,615
5.000%, 8/01/26 - AGM Insured
No Opt. Call 3,719,139
4,220
5.000%, 8/01/27 - AGM Insured
No Opt. Call 4,389,333
3,975
5.000%, 8/01/28 - AGM Insured
No Opt. Call 4,186,370
Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D
:
625
5.000%, 7/01/36
7/32 at 100.00 670,955
675
5.000%, 7/01/37
7/32 at 100.00 715,526
Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A
:
5,000
4.000%, 12/01/33
6/25 at 100.00 4,958,242
5,000
5.000%, 12/01/36
6/25 at 100.00 5,067,957
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
1,235
5.000%, 12/01/32
No Opt. Call 1,245,655
1,120
5.000%, 12/01/37
No Opt. Call 1,101,045
1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1. TEMPS
-85, 1.500%, 12/01/27
10/23 at 100.00 1,770,332
Total Arizona 92,552,992
Arkansas - 0.8%
3,140 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 2,932,574
1,165 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 1,118,377
14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 13,027,797
1,785 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 1,659,310
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
70
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas - 0.8% (continued)
$ 11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 $ 11,751,699
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 1,001,348
Hot Springs School District 6, Garland County, Arkansas, General
Obligation Bonds, Refunding Series 2021
:
2,305
2.000%, 6/01/29
12/26 at 100.00 1,980,730
2,500
2.000%, 6/01/30
12/26 at 100.00 2,090,384
2,905
2.000%, 6/01/31
12/26 at 100.00 2,368,418
3,000 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 2,969,821
Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds,
Series 2014
:
1,610
5.000%, 7/01/26
7/24 at 100.00 1,622,831
1,490
5.000%, 7/01/28
7/24 at 100.00 1,501,328
1,935
5.000%, 7/01/29
7/24 at 100.00 1,949,712
1,005
5.000%, 7/01/30
7/24 at 100.00 1,012,641
4,595
5.000%, 7/01/34
7/24 at 100.00 4,630,272
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014
:
2,175
5.000%, 12/01/25
12/24 at 100.00 2,193,668
1,820
5.000%, 12/01/27
12/24 at 100.00 1,837,507
University of Arkansas, Fayetteville, Various Facilities Revenue Bonds,
Refunding & Improvement Series 2019A
:
1,245
5.000%, 11/01/34
5/29 at 100.00 1,316,643
1,260
5.000%, 11/01/35
5/29 at 100.00 1,326,115
Total Arkansas 58,291,175
California - 4.0%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 4,991,429
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
2,235
5.000%, 6/01/31
6/30 at 100.00 2,361,723
1,310
5.000%, 6/01/32
6/30 at 100.00 1,383,347
635
5.000%, 6/01/33
6/30 at 100.00 670,141
350
4.000%, 6/01/34
6/30 at 100.00 346,152
2,190
4.000%, 6/01/36
6/30 at 100.00 2,102,463
3,000
4.000%, 6/01/38
6/30 at 100.00 2,786,148
1,580
4.000%, 6/01/40
6/30 at 100.00 1,434,317
6,815 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/01/24)
10/23 at 100.00 6,772,571
71
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 4.0% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A
:
$ 1,205
5.000%, 8/15/35
8/27 at 100.00 $ 1,221,510
1,345
5.000%, 8/15/36
8/27 at 100.00 1,357,055
755 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 769,441
14,627 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-2, 3.750%, 3/25/35 2021 1
No Opt. Call 13,539,379
2,887 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36 2021 1
No Opt. Call 2,528,825
8,095 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
10/23 at 100.00 8,045,808
6,155 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%, 10/01/47,
(Mandatory Put 10/01/26)
4/26 at 101.17 5,983,909
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A
:
5,950
3.250%, 12/31/32 - AGM Insured, (AMT)
6/28 at 100.00 5,179,676
4,000
5.000%, 12/31/33, (AMT)
6/28 at 100.00 4,080,561
5,000
5.000%, 12/31/34, (AMT)
6/28 at 100.00 5,090,599
California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT)
:
2,590
5.000%, 7/01/34, (AMT), 144A
7/33 at 100.00 2,684,867
2,500
5.000%, 7/01/35, (AMT), 144A
7/33 at 100.00 2,571,710
2,500
5.000%, 7/01/36, (AMT), 144A
7/33 at 100.00 2,555,954
6,055 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 5,857,774
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 23,919,388
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-
1, 3.000%, 11/01/25, (AMT)
No Opt. Call 11,900,468
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
5,425
5.250%, 12/01/29
12/24 at 100.00 5,459,535
7,285
5.250%, 12/01/34
12/24 at 100.00 7,303,060
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,500
5.000%, 12/01/27, 144A
6/26 at 100.00 1,498,723
2,695
5.000%, 12/01/31, 144A
6/26 at 100.00 2,695,518
4,200
5.000%, 12/01/36, 144A
6/26 at 100.00 4,041,924
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
72
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 4.0% (continued)
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
$ 885
5.000%, 12/01/28, 144A
6/28 at 100.00 $ 877,966
2,530
5.000%, 12/01/33, 144A
6/28 at 100.00 2,463,209
3,790
5.250%, 12/01/38, 144A
6/28 at 100.00 3,639,485
915 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 924,578
385 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 411,918
6 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 6,321
2,520 California Statewide Community Development Authority, Revenue Bonds,
Kaiser Permanente System, Variable Rate Demand Obligation Series
2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call 2,696,188
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-1,
3.000%, 6/01/48, 144A
6/31 at 100.00 3,787,478
6,605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-
1, 3.000%, 7/01/43, 144A
7/32 at 100.00 4,662,433
4,275 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-1, 2.650%,
12/01/46, 144A
12/31 at 100.00 3,003,024
5,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 3,182,962
El Dorado Union High School District, El Dorado County, California,
General Obligation Bonds, Series 2020
:
1,430
5.000%, 8/01/33 - AGM Insured
8/27 at 100.00 1,500,316
2,200
5.000%, 8/01/34 - AGM Insured
8/27 at 100.00 2,307,638
8,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 757,111
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 4,191,042
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call 1,158,100
Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C
:
1,000
5.000%, 9/01/30
9/24 at 100.00 1,006,981
1,015
5.000%, 9/01/32
9/24 at 100.00 1,021,961
465
5.000%, 9/01/34
9/24 at 100.00 468,263
73
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 4.0% (continued)
$ 930 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 - AGM
Insured
10/23 at 100.00 $ 930,140
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27
No Opt. Call 1,729,086
7,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/26, (AMT)
No Opt. Call 7,563,026
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 4,999,580
Los Angeles, California, Special Tax Bonds, Community Facilities District 4,
Playa Vista Phase I, Series 2014
:
1,060
5.000%, 9/01/24
No Opt. Call 1,069,483
1,240
5.000%, 9/01/25
9/24 at 100.00 1,253,334
1,010
5.000%, 9/01/26
9/24 at 100.00 1,022,526
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM Insured
9/25 at 100.00 409,862
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
5.875%, 8/01/28
2/28 at 100.00 5,984,926
11,490 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call 11,986,462
9,140 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call 9,535,191
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 8,912,112
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/34
No Opt. Call 3,385,488
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 - AGM
Insured
10/24 at 100.00 2,263,094
Riverside County Redevelopment Agency, California, Tax Allocation Bonds,
Jurupa Valley Project Area, Series 2011B
:
2,115
0.000%, 10/01/34
No Opt. Call 1,279,490
2,000
0.000%, 10/01/36
No Opt. Call 1,079,899
2,105 San Diego Association of Governments, California, Capital Grants Receipts
Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B,
1.800%, 11/15/27
11/26 at 100.00 1,876,593
5,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A, 5.000%,
5/01/27, (AMT)
No Opt. Call 5,139,522
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
5,075 (c)
5.000%, 1/15/29, (Pre-refunded 1/15/25)
1/25 at 100.00 5,169,520
21,260 (c)
5.000%, 1/15/34, (Pre-refunded 1/15/25)
1/25 at 100.00 21,655,959
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
74
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 4.0% (continued)
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A
:
$ 845
6.250%, 7/01/24
No Opt. Call $ 859,211
505 (c)
6.250%, 7/01/24, (ETM)
No Opt. Call 513,642
3,000 Victor Valley Union High School District, San Bernardino County, California,
General Obligation Bonds, 20008 Election Series 2009A, 5.750%, 8/01/31
- AGC Insured
8/26 at 100.00 3,191,954
Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A
:
1,540
5.000%, 7/01/24
No Opt. Call 1,542,501
1,415
5.000%, 7/01/25
No Opt. Call 1,419,072
1,450
3.250%, 7/01/27
7/25 at 100.00 1,340,240
1,435
3.500%, 7/01/28
7/25 at 100.00 1,359,639
1,355
3.750%, 7/01/29
7/25 at 100.00 1,285,436
2,500 West Contra Costa Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call 2,601,683
Total California 290,559,620
Colorado - 2.6%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special Revenue
Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 2,307,630
Arapahoe County School District 6, Littleton, Colorado, General Obligation
Bonds, Series 2019A
:
3,015
5.500%, 12/01/32
12/28 at 100.00 3,277,597
1,250
5.500%, 12/01/33
12/28 at 100.00 1,358,387
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
10/23 at 103.00 9,038,654
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 1,023,047
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 7,821,773
980 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 3.750%,
7/01/26, 144A
No Opt. Call 940,141
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Regis University Project, Refunding Series 2016
:
1,910
5.000%, 10/01/25
No Opt. Call 1,876,247
1,235
5.000%, 10/01/30
10/25 at 100.00 1,169,538
1,715
3.125%, 10/01/31
10/25 at 100.00 1,401,741
5,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 5,164,980
5,040 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-1, 5.000%, 11/15/58,
(Mandatory Put 11/15/28)
11/27 at 101.76 5,298,164
2,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/31
8/29 at 100.00 2,576,788
75
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 2.6% (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
$ 4,010
5.000%, 8/01/25
No Opt. Call $ 4,040,686
6,395
5.000%, 8/01/33
8/29 at 100.00 6,596,082
12,305 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 12,360,186
25,415 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 25,749,428
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/40
12/27 at 103.00 1,645,611
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 9,809,362
Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health
System, Refunding Series 2019A
:
3,140
4.000%, 1/01/36
1/30 at 100.00 3,037,166
7,815
4.000%, 1/01/38
1/30 at 100.00 7,344,177
5,300 (c) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35, (Pre-refunded 1/01/24)
1/24 at 100.00 5,318,638
2,755 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 1,779,678
6,510 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 4,028,124
1,025 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
10/23 at 100.00 998,475
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
1,705
5.750%, 11/15/34, (AMT)
11/32 at 100.00 1,916,120
830
5.750%, 11/15/35, (AMT)
11/32 at 100.00 926,093
15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call 15,099,024
10,270 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 9,994,552
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,500
5.000%, 12/01/31
12/26 at 100.00 1,505,575
500
5.000%, 12/01/32
12/26 at 100.00 501,108
645
5.000%, 12/01/33
12/26 at 100.00 645,347
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,850
5.250%, 12/01/39, 144A
12/23 at 103.00 1,808,496
360
5.250%, 12/01/39, 144A
12/23 at 103.00 351,924
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
76
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 2.6% (continued)
$ 5,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 $ 5,559,621
1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35,
144A
3/26 at 103.00 839,587
3,945 (g) Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 0.000%, 12/01/42
12/27 at 81.99 2,189,524
380 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36
12/25 at 103.00 320,951
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 602,388
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
600
5.000%, 1/15/28
No Opt. Call 618,503
550
5.000%, 7/15/28
No Opt. Call 569,438
750
5.000%, 1/15/29
No Opt. Call 778,223
500
5.000%, 7/15/29
No Opt. Call 520,268
555
5.000%, 1/15/30
No Opt. Call 578,180
445
5.000%, 7/15/30
No Opt. Call 464,825
1,035
5.000%, 1/15/31
No Opt. Call 1,081,958
3,400
4.000%, 7/15/40
No Opt. Call 3,058,790
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
2,100
4.500%, 12/01/32
3/27 at 103.00 1,837,809
9,095
5.000%, 12/01/42
3/27 at 103.00 7,789,730
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 818,171
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 594,704
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 964,300
Total Colorado 187,897,509
Connecticut - 1.5%
4,445 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 4,314,916
990 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 918,907
1,965 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53, (Mandatory
Put 1/01/25)
10/24 at 100.93 1,976,414
77
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut - 1.5% (continued)
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
$ 1,785
5.000%, 7/01/33
7/29 at 100.00 $ 1,799,670
4,730
4.000%, 7/01/34
7/29 at 100.00 4,367,176
10,000
4.000%, 7/01/35
7/29 at 100.00 9,072,766
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1
:
700
4.000%, 7/01/26
No Opt. Call 686,210
925
4.000%, 7/01/27
No Opt. Call 904,684
775
4.000%, 7/01/28
No Opt. Call 757,566
600
4.000%, 7/01/29
No Opt. Call 583,312
14,260 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2014A, 2.800%, 7/01/48, (Mandatory Put 2/10/26)
No Opt. Call 13,744,641
10,115 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory Put 7/01/26)
No Opt. Call 9,433,724
7,745 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
1/24 at 100.00 7,566,123
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 1,063,115
2,020 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,744,195
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 1,159,585
5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 4,261,027
Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1
:
5,195
2.450%, 5/15/38
5/29 at 100.00 3,889,963
4,660
3.500%, 11/15/45
5/29 at 100.00 4,462,495
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 3,300,612
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 1,943,653
10,265 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 6,595,782
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 7,164,708
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 15,204,083
Connecticut State, General Obligation Bonds, Refunding Series 2023B
:
1,335
5.000%, 8/01/25
No Opt. Call 1,361,415
2,000
5.000%, 8/01/26
No Opt. Call 2,072,805
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
78
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut - 1.5% (continued)
$ 1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call $ 1,790,000
Total Connecticut 112,139,547
Delaware - 0.2%
18,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 16,767,230
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 959,079
Total Delaware 17,726,309
District of Columbia - 1.7%
3,880 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
10/23 at 100.00 3,770,786
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
10/23 at 24.85 34,061,782
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A
:
1,250
5.000%, 10/01/33
10/28 at 100.00 1,293,270
2,750
5.000%, 10/01/34
10/28 at 100.00 2,843,736
1,625
5.000%, 10/01/36
10/28 at 100.00 1,667,580
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2014A
:
6,500
5.000%, 10/01/28, (AMT)
10/24 at 100.00 6,495,921
5,000
5.000%, 10/01/29, (AMT)
10/24 at 100.00 4,998,981
2,595
5.000%, 10/01/31, (AMT)
10/24 at 100.00 2,593,432
1,910
5.000%, 10/01/32, (AMT)
10/24 at 100.00 1,908,532
15,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 14,905,421
4,915 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 4,932,576
5,575 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call 5,684,533
8,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,544,741
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A
:
2,460
5.000%, 10/01/33, (AMT)
10/32 at 100.00 2,592,231
10,100
5.000%, 10/01/34, (AMT)
10/32 at 100.00 10,618,521
2,440
5.000%, 10/01/35, (AMT)
10/32 at 100.00 2,553,377
Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A
:
2,820
5.000%, 7/15/27
No Opt. Call 2,953,641
6,910
4.000%, 7/15/34
7/31 at 100.00 6,989,702
79
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 1.7% (continued)
$ 1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call $ 1,285,397
Total District of Columbia 120,694,160
Florida - 5.3%
11,195 Broward County School Board, Florida, Certificates of Participation, Series
2022A, 5.000%, 7/01/26
No Opt. Call 11,579,452
Broward County, Florida, Airport System Revenue Bonds, Series 2015A
:
10,000
5.000%, 10/01/34, (AMT)
10/25 at 100.00 10,029,006
15,135
5.000%, 10/01/35, (AMT)
10/25 at 100.00 15,152,100
3,225 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call 2,915,646
Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding
Various Areas Series 2017
:
1,410
2.500%, 9/01/24 - AGM Insured
No Opt. Call 1,382,127
1,230
2.750%, 9/01/25 - AGM Insured
No Opt. Call 1,192,569
880
2.750%, 9/01/26 - AGM Insured
No Opt. Call 843,776
545
3.000%, 9/01/27 - AGM Insured
No Opt. Call 519,765
Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series
2015
:
9,685
5.000%, 10/01/32
10/25 at 100.00 9,794,271
7,325
5.000%, 10/01/33
10/25 at 100.00 7,407,644
4,195 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A
7/26 at 100.00 3,883,248
14,645 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 14,759,429
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013
:
485 (c)
4.750%, 11/01/23, (ETM)
No Opt. Call 485,216
1,860 (c)
6.000%, 11/01/33, (Pre-refunded 11/01/23)
11/23 at 100.00 1,862,643
320 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27, 144A
6/26 at 100.00 314,788
1,155 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,157,155
30,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 29,850,174
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
24,240
6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A
10/23 at 101.00 24,162,064
44,460
6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
10/23 at 102.00 42,378,289
30,650
6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A
10/23 at 102.00 29,135,970
14,850 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
10/23 at 101.00 14,577,973
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
80
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 5.3% (continued)
$ 25,965 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
(Mandatory Put 10/03/23), 144A
10/23 at 100.00 $ 27,003,600
24,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
11/23 at 100.00 23,760,377
Florida Higher Educational Facilities Financing Authority, Revenue Bonds,
Nova Southeastern University Project, Refunding Series 2016
:
1,305
5.000%, 4/01/32
4/26 at 100.00 1,322,532
1,885
5.000%, 4/01/33
4/26 at 100.00 1,910,893
6,015
5.000%, 4/01/34
4/26 at 100.00 6,105,802
4,290
5.000%, 4/01/35
4/26 at 100.00 4,348,902
715 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 660,758
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 1,885,259
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 3,952,467
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 4,914,952
1,490 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 1,525,153
9,715 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C, 4.000%, 6/01/32
6/24 at 100.00 9,367,072
10,180 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 9,930,616
5,355 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/28, (AMT)
10/24 at 100.00 5,351,640
5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three
2020A, 5.000%, 10/01/27
No Opt. Call 5,370,531
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 6,050,706
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 5,004,740
Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B
:
2,830
5.000%, 7/01/24
No Opt. Call 2,846,546
2,175
5.000%, 7/01/27
7/24 at 100.00 2,186,605
11,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 10,990,485
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project, Series
2023A, 4.000%, 8/01/36
8/30 at 103.00 6,763,063
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
4,000
5.000%, 11/01/32 - AGM Insured
11/27 at 100.00 4,124,426
81
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 5.3% (continued)
$ 2,015
5.000%, 11/01/34 - AGM Insured
11/27 at 100.00 $ 2,067,680
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway,
Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 945,285
2,525 (c) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, BRCH Corporation Obligated Group, Refunding Series 2014,
5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 2,555,951
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call 3,555,155
585 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 471,893
Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A
:
315
4.000%, 6/15/36, 144A
6/31 at 100.00 267,224
425
4.000%, 6/15/41, 144A
6/31 at 100.00 328,397
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 4,953,984
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 980,007
Total Florida 384,886,006
Georgia - 2.5%
Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue
Bonds, Refunding Subordinate Lien Series 2014A
:
11,070
5.000%, 1/01/27
1/24 at 100.00 11,068,216
4,350
5.000%, 1/01/29
1/24 at 100.00 4,348,335
7,075
5.000%, 1/01/30
1/24 at 100.00 7,072,696
Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue
Bonds, Subordinate Lien Green Series 2023E
:
6,000
5.000%, 7/01/33, (AMT)
No Opt. Call 6,344,339
7,000
5.000%, 7/01/34, (AMT)
7/33 at 100.00 7,387,792
7,000
5.000%, 7/01/35, (AMT)
7/33 at 100.00 7,360,118
1,625 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2013A,
1.500%, 1/01/40, (Mandatory Put 2/03/25)
No Opt. Call 1,538,077
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B.
TEMPS-80, 2.250%, 10/01/28, 144A
10/23 at 100.00 3,089,232
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2018A
:
1,315
3.600%, 12/01/33
6/27 at 100.00 1,243,363
1,235
3.850%, 12/01/38
6/27 at 100.00 1,169,228
Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019A
:
2,940
3.050%, 12/01/34
6/28 at 100.00 2,576,211
4,000
3.350%, 12/01/39
6/28 at 100.00 3,343,515
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
82
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 2.5% (continued)
$ 8,285 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 $ 6,480,343
4,250 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 2,920,200
960 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 870,127
5,765 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 5,528,281
Georgia State, General Obligation Bonds, Series 2015A
:
5,000
4.000%, 2/01/32
2/25 at 100.00 4,968,387
5,000
4.000%, 2/01/33
2/25 at 100.00 4,964,523
17,500 Gwinnett County School District, Georgia, General Obligation Bonds, Sales
Tax Series 2022B, 5.000%, 8/01/25
No Opt. Call 17,899,091
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 26,437,165
3,665 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 3,569,479
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 10,059,891
18,400 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 17,353,984
6,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023A, 5.000%, 6/01/53, (Mandatory Put 6/01/30)
3/30 at 100.20 6,450,029
9,800 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 9,901,259
5,660 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/54, (Mandatory Put 12/01/30)
9/30 at 100.08 5,610,461
4,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 4,047,964
Total Georgia 183,602,306
Hawaii - 0.8%
13,280 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding
Series 2019, 3.200%, 7/01/39
7/29 at 100.00 8,510,979
10,195 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 7,631,191
Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A
:
5,515
5.000%, 7/01/26
7/25 at 100.00 5,607,044
4,510
5.000%, 7/01/27
7/25 at 100.00 4,589,465
7,725
5.000%, 7/01/28
7/25 at 100.00 7,857,584
9,180
5.000%, 7/01/29
7/25 at 100.00 9,336,639
83
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Hawaii - 0.8% (continued)
$ 15,275 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call $ 11,657,768
Total Hawaii 55,190,670
Idaho - 0.4%
560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities
Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 517,771
1,455 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 1,235,096
2,540 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project,
Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 2,563,231
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 994,947
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 965,140
950 Idaho Housing and Finance Association, Single Family Mortgage Revenue
Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 787,717
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 11,791,861
14,190 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 10,241,765
Total Idaho 29,097,528
Illinois - 9.7%
900 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
10/23 at 100.00 897,041
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 4,605,253
Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series
2016
:
439
2.350%, 3/01/24 - BAM Insured
No Opt. Call 434,007
942
2.700%, 3/01/26 - BAM Insured
3/25 at 100.00 900,601
1,028
2.900%, 3/01/28 - BAM Insured
3/25 at 100.00 964,003
947
3.050%, 3/01/30 - BAM Insured
3/25 at 100.00 877,723
Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series
2016
:
603
2.350%, 3/01/24 - BAM Insured
No Opt. Call 596,141
932
2.700%, 3/01/26 - BAM Insured
3/25 at 100.00 891,041
1,395
2.900%, 3/01/28 - BAM Insured
3/25 at 100.00 1,308,155
1,423
3.050%, 3/01/30 - BAM Insured
3/25 at 100.00 1,318,902
29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 30,441,051
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
1,860
5.000%, 4/01/33
4/27 at 100.00 1,890,095
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
84
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.7% (continued)
$ 1,000
5.000%, 4/01/42
4/27 at 100.00 $ 970,426
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 1,156,319
10,900 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 11,507,935
Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2017C
:
3,125
5.000%, 12/01/27
No Opt. Call 3,167,909
12,385
5.000%, 12/01/30
12/27 at 100.00 12,459,397
2,600 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 2,615,368
2,700 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 2,707,062
8,925 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 8,708,843
Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2018A
:
1,000
5.000%, 12/01/33
12/28 at 100.00 1,004,869
1,500
5.000%, 12/01/35
12/28 at 100.00 1,492,244
Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2018C
:
2,885
5.000%, 12/01/23
No Opt. Call 2,889,388
2,300
5.000%, 12/01/24
No Opt. Call 2,313,247
Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2019A
:
1,860
0.000%, 12/01/25
No Opt. Call 1,675,086
2,545
0.000%, 12/01/26
No Opt. Call 2,182,325
3,930 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2019B, 5.000%, 12/01/33
12/29 at 100.00 3,958,176
19,585 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 20,580,077
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 5,977,150
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A
:
5,720
5.000%, 1/01/33
1/25 at 100.00 5,724,927
4,225
5.000%, 1/01/34
1/25 at 100.00 4,220,758
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B
:
2,500
5.000%, 1/01/36
1/29 at 100.00 2,605,697
3,000
5.000%, 1/01/37
1/29 at 100.00 3,102,599
4,000
5.000%, 1/01/38
1/29 at 100.00 4,093,651
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 911,431
85
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.7% (continued)
$ 3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.250%, 1/01/38
1/32 at 100.00 $ 3,366,499
17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 18,556,693
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
7,600
5.000%, 1/01/24
No Opt. Call 7,610,965
4,470
5.000%, 1/01/25
No Opt. Call 4,505,846
2,045
5.000%, 1/01/26
No Opt. Call 2,080,001
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A
:
3,330
5.000%, 1/01/27
1/24 at 100.00 3,323,555
9,985
5.000%, 1/01/28
1/24 at 100.00 9,962,958
1,525 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24
12/23 at 100.00 1,526,266
3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 3,095,723
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 4,248,954
Effingham and Clay Counties Community Unit School District Number 40,
Effingham,  Illinois, General Obligation Bonds, School Series 2019A
:
1,000
4.000%, 12/01/30 - BAM Insured
12/27 at 100.00 1,006,726
1,000
4.000%, 12/01/34 - BAM Insured
12/27 at 100.00 988,171
1,395
4.000%, 12/01/35 - BAM Insured
12/27 at 100.00 1,339,669
1,455
4.000%, 12/01/36 - BAM Insured
12/27 at 100.00 1,367,176
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call 486,856
Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding
Series 2017
:
922
2.600%, 3/01/24 - BAM Insured
No Opt. Call 912,700
1,020
3.000%, 3/01/26 - BAM Insured
No Opt. Call 988,696
1,050
3.150%, 3/01/27 - BAM Insured
3/26 at 100.00 1,019,783
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call 6,536,195
7,480 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call 7,644,585
8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 8,152,261
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie Children's
Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39
8/27 at 100.00 5,713,685
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 5.000%, 3/01/30
3/26 at 100.00 2,041,655
Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C
:
2,365
3.625%, 2/15/32
2/27 at 100.00 2,235,057
10,000
3.750%, 2/15/34
2/27 at 100.00 9,462,730
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
86
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.7% (continued)
$ 30,010
4.000%, 2/15/41
2/27 at 100.00 $ 26,495,592
1,505 (c)
4.000%, 2/15/41, (Pre-refunded 2/15/27)
2/27 at 100.00 1,514,728
70 (c)
4.000%, 2/15/41, (Pre-refunded 2/15/27)
2/27 at 100.00 70,452
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
475 (c)
5.000%, 9/01/26, (Pre-refunded 9/01/24)
9/24 at 100.00 479,292
1,205 (c)
5.000%, 9/01/27, (Pre-refunded 9/01/24)
9/24 at 100.00 1,215,888
775 (c)
5.000%, 9/01/29, (Pre-refunded 9/01/24)
9/24 at 100.00 782,003
2,450 (c)
5.000%, 9/01/34, (Pre-refunded 9/01/24)
9/24 at 100.00 2,472,138
3,015 (c)
4.625%, 9/01/39, (Pre-refunded 9/01/24)
9/24 at 100.00 3,032,232
7,055 (c)
5.000%, 9/01/42, (Pre-refunded 9/01/24)
9/24 at 100.00 7,118,748
Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series
2019
:
2,505
5.000%, 4/01/31
4/29 at 100.00 2,575,403
1,300
5.000%, 4/01/32
4/29 at 100.00 1,334,822
4,500
5.000%, 4/01/34
4/29 at 100.00 4,616,246
7,610
5.000%, 4/01/36
4/29 at 100.00 7,743,473
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call 5,443,402
Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital,
Refunding Series 2016A
:
2,370 (c)
5.000%, 7/01/33, (Pre-refunded 7/01/26)
7/26 at 100.00 2,452,016
3,170 (c)
5.000%, 7/01/34, (Pre-refunded 7/01/26)
7/26 at 100.00 3,279,700
5,000 (c)
5.000%, 7/01/35, (Pre-refunded 7/01/26)
7/26 at 100.00 5,173,029
Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A
:
1,000
5.000%, 11/15/27
11/25 at 100.00 1,017,239
1,890
5.000%, 11/15/28
11/25 at 100.00 1,920,254
2,000
5.000%, 11/15/29
11/25 at 100.00 2,027,611
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
10/23 at 100.00 2,850,878
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
2,215
5.000%, 8/15/35
8/25 at 100.00 2,188,515
5,000
5.000%, 8/15/44
8/25 at 100.00 4,716,222
Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C
:
1,545
5.000%, 3/01/32
3/27 at 100.00 1,554,430
2,750
5.000%, 3/01/33
3/27 at 100.00 2,763,894
1,650
5.000%, 3/01/34
3/27 at 100.00 1,656,024
1,815
4.000%, 3/01/35
3/27 at 100.00 1,677,225
3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 3,236,934
3,285 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 3,325,462
4,550 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021B, 5.000%, 8/15/53, (Mandatory Put 8/15/31)
No Opt. Call 4,763,865
87
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.7% (continued)
$ 21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 $ 13,628,347
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 537,500
Illinois State, General Obligation Bonds, February Series 2014
:
5,815
5.000%, 2/01/24
No Opt. Call 5,827,966
4,985
5.000%, 2/01/25
2/24 at 100.00 4,989,345
4,675
5.000%, 2/01/26
2/24 at 100.00 4,676,786
6,275
5.000%, 2/01/27
2/24 at 100.00 6,277,483
Illinois State, General Obligation Bonds, June Series 2016
:
1,000
5.000%, 6/01/28
6/26 at 100.00 1,020,629
3,020
3.500%, 6/01/29
6/26 at 100.00 2,843,364
2,180 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 2,210,001
Illinois State, General Obligation Bonds, May Series 2014
:
1,500
5.000%, 5/01/27
5/24 at 100.00 1,501,390
1,000
5.000%, 5/01/28
5/24 at 100.00 1,000,973
1,800
5.000%, 5/01/32
5/24 at 100.00 1,792,140
12,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/26
No Opt. Call 12,516,584
5,145 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 5,298,081
Illinois State, General Obligation Bonds, November Series 2017D
:
4,270
5.000%, 11/01/25
No Opt. Call 4,342,528
3,600
3.250%, 11/01/26
No Opt. Call 3,470,622
10,520
5.000%, 11/01/26
No Opt. Call 10,792,989
22,450
5.000%, 11/01/27
No Opt. Call 23,228,855
510
5.000%, 11/01/28
11/27 at 100.00 526,777
2,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 2,092,335
4,000 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/26
No Opt. Call 4,081,305
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 1,643,425
4,110 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 1/01/33
10/23 at 100.00 4,111,897
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A
:
6,880
5.000%, 12/01/31
1/26 at 100.00 6,972,546
6,990
5.000%, 12/01/32
1/26 at 100.00 7,084,026
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014B
:
11,000
5.000%, 1/01/36
1/24 at 100.00 11,009,757
7,260
5.000%, 1/01/37
1/24 at 100.00 7,262,717
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
88
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.7% (continued)
$ 9,810 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 $ 9,881,678
10,265 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call 10,432,331
Kane County Community Unit School District 304 Geneva, Illinois, General
Obligation Bonds, Series 2007A
:
3,940
9.000%, 1/01/25 - AGM Insured
No Opt. Call 4,181,417
1,220 (c)
9.000%, 1/01/25, (ETM)
No Opt. Call 1,294,293
Kendall, Kane, and Will Counties Community Unit School District 308
Oswego,  Illinois, General Obligation Bonds, Refunding School Series
2016
:
5,020
5.000%, 2/01/34
2/26 at 100.00 5,103,822
3,465
5.000%, 2/01/35
2/26 at 100.00 3,512,880
LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois,
General Obligation Bonds, School Building Series 2017
:
1,140
5.000%, 12/01/24 - BAM Insured
No Opt. Call 1,151,259
1,485
5.000%, 12/01/30 - BAM Insured
12/26 at 100.00 1,535,744
1,165
5.000%, 12/01/31 - BAM Insured
12/26 at 100.00 1,204,459
1,645
5.000%, 12/01/32 - BAM Insured
12/26 at 100.00 1,699,726
1,725
5.000%, 12/01/33 - BAM Insured
12/26 at 100.00 1,776,172
1,815
5.000%, 12/01/34 - BAM Insured
12/26 at 100.00 1,864,498
LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series
2019
:
1,845
4.000%, 12/01/27
No Opt. Call 1,856,805
1,925
4.000%, 12/01/28
12/27 at 100.00 1,937,066
1,560
4.000%, 12/01/29
12/27 at 100.00 1,567,582
Madison County Community Unit School District 7 Edwardsville, Illinois,
General Obligation Bonds, Series 2017A
:
2,430
5.000%, 12/01/28
12/25 at 100.00 2,482,999
2,500
5.000%, 12/01/29
12/25 at 100.00 2,554,526
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties
Community College District 536, Illinois, General Obligation Bonds, Lewis
& Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 -
AGM Insured
11/26 at 100.00 1,544,434
4,380 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 3,554,148
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call 388,820
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
1,810 (g)
0.000%, 12/15/37
No Opt. Call 1,213,308
9,045 (g)
0.000%, 12/15/42
6/38 at 100.00 5,806,313
6,000 (g)
0.000%, 12/15/47
6/38 at 100.00 3,765,769
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 992,305
89
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.7% (continued)
$ 28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 -
NPFG Insured
No Opt. Call $ 21,568,412
Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018
:
386
3.100%, 3/01/26 - BAM Insured
No Opt. Call 374,434
450
3.200%, 3/01/27 - BAM Insured
No Opt. Call 434,970
313
3.300%, 3/01/28 - BAM Insured
3/27 at 100.00 301,834
534
3.450%, 3/01/30 - BAM Insured
3/27 at 100.00 510,572
440 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 414,247
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325
5.000%, 10/01/27 - BAM Insured
No Opt. Call 333,022
650
5.000%, 10/01/28 - BAM Insured
No Opt. Call 669,833
2,270 Peroia Public Building Commission, Illinois, School District Facility Revenue
Bonds, Peoria County School District 150 Project, Series 2011, 0.000%,
12/01/24
No Opt. Call 2,140,504
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM Insured
3/24 at 100.00 1,493,401
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
8,940 (c)
5.000%, 6/01/25, (ETM)
No Opt. Call 9,093,670
3,040 (c)
5.000%, 6/01/27, (Pre-refunded 6/01/26)
6/26 at 100.00 3,129,794
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,283
3.700%, 3/01/29 - BAM Insured
3/27 at 100.00 1,267,867
1,073
3.800%, 3/01/30 - BAM Insured
3/27 at 100.00 1,048,292
1,897
4.000%, 3/01/33 - BAM Insured
3/27 at 100.00 1,890,998
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A
:
2,425
5.000%, 1/01/36
1/30 at 100.00 2,514,971
2,435
5.000%, 1/01/37 - BAM Insured
1/30 at 100.00 2,520,045
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013
:
2,565 (c)
7.125%, 11/01/43, (Pre-refunded 11/01/23)
11/23 at 100.00 2,570,269
2,415 (c)
7.625%, 11/01/48, (Pre-refunded 11/01/23)
11/23 at 100.00 2,420,880
2,880 Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project, Series
2016B, 4.000%, 10/15/40
10/25 at 100.00 2,530,835
Southwestern Illinois Development Authority, Local Government Program
Revenue Bonds, Southwestern Illinois Flood District Council Project, Series
2020
:
950
4.000%, 4/15/34
4/30 at 100.00 941,787
1,225
4.000%, 10/15/35
4/30 at 100.00 1,191,218
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
90
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 9.7% (continued)
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
$ 7,805
5.000%, 3/01/33
3/25 at 100.00 $ 7,840,320
13,960
5.000%, 3/01/34 - AGM Insured
3/25 at 100.00 14,073,300
11,330
5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 11,404,993
Will and Kendall Counties Community Consolidated School District 202
Plainfield, Illinois, General Obligation Bonds, Series 2016C
:
3,295
5.000%, 1/01/24
No Opt. Call 3,301,344
4,215
5.000%, 1/01/25
No Opt. Call 4,259,845
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School Series
2013B, 0.000%, 1/01/30
No Opt. Call 4,234,441
5,000 (c) Will County, Illinois, General Obligation Bonds, Alternate Revenue Source,
Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 5,117,287
Winnebago-Boone Counties School District 205 Rockford, Illinois, General
Obligation Bonds, Series 2013
:
4,070
0.000%, 2/01/25
No Opt. Call 3,814,780
3,855
0.000%, 2/01/26
No Opt. Call 3,453,103
Total Illinois 707,724,009
Indiana - 3.0%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham
College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 6,000,204
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, University
of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 3,265,130
3,070 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 2,704,379
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 5,543,302
4,000 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A,
4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 3,733,442
2,375 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 2,322,248
6,145 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series
2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 5,668,194
14,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-2, 5.000%,
10/01/60, (Mandatory Put 7/01/30)
7/29 at 101.68 14,839,779
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 4,331,855
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A
:
650
5.000%, 10/01/23
No Opt. Call 650,000
740
5.000%, 10/01/24
No Opt. Call 747,663
91
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 3.0% (continued)
$ 1,580
5.000%, 10/01/25
10/24 at 100.00 $ 1,594,820
1,710
5.000%, 10/01/26
10/24 at 100.00 1,727,704
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 960,739
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 7,354,833
4,355 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/30, (AMT)
1/24 at 100.00 4,353,582
Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2019D
:
5,025
5.000%, 1/01/26, (AMT)
No Opt. Call 5,075,010
9,375
5.000%, 1/01/27, (AMT)
No Opt. Call 9,530,582
4,210
5.000%, 1/01/29, (AMT)
No Opt. Call 4,347,437
Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2013A
:
7,910
5.250%, 8/15/28
10/23 at 100.00 7,917,566
10,000
5.250%, 8/15/29
10/23 at 100.00 10,009,565
Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A
:
12,530
5.000%, 8/15/26
No Opt. Call 12,955,700
6,865
5.000%, 8/15/27
No Opt. Call 7,202,227
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
520
5.000%, 10/01/27
10/24 at 100.00 525,485
730
5.000%, 10/01/28
10/24 at 100.00 737,771
1,035
5.000%, 10/01/29
10/24 at 100.00 1,046,017
1,360
5.000%, 10/01/31
10/24 at 100.00 1,374,344
1,215
5.000%, 10/01/33
10/24 at 100.00 1,227,933
500 Lake County Building Corporation, Indiana, First Mortgage Bonds, Series
2012, 5.000%, 2/01/24
10/23 at 100.00 498,188
4,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 3,920,248
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 33,229,346
Southwest Allen Multi School Building Corporation, Allen County, Indiana,
First Mortgage Bonds, Series 2020
:
675
4.000%, 7/15/24
No Opt. Call 675,184
575
4.000%, 1/15/25
No Opt. Call 575,643
11,300 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 11,175,934
Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014
:
1,040
5.000%, 2/01/25
8/24 at 100.00 1,049,320
1,000
5.000%, 2/01/26
8/24 at 100.00 1,008,755
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
92
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 3.0% (continued)
$ 1,805
5.000%, 2/01/27
8/24 at 100.00 $ 1,820,068
1,800
5.000%, 2/01/29
8/24 at 100.00 1,815,026
2,700
5.000%, 2/01/31
8/24 at 100.00 2,722,539
29,590 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 30,068,509
Total Indiana 216,306,271
Iowa - 0.6%
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
3,955
4.000%, 12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 3,694,582
1,940
5.000%, 12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 1,881,706
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 1,581,242
10,190 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 9,879,228
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 4,819,571
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 1,552,106
7,225 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 6,688,485
Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Class 1 Series 2021A-2
:
800
5.000%, 6/01/27
No Opt. Call 834,708
2,325
5.000%, 6/01/29
No Opt. Call 2,468,229
1,600
5.000%, 6/01/30
No Opt. Call 1,709,063
1,605
5.000%, 6/01/31
No Opt. Call 1,720,870
1,610
5.000%, 6/01/32
6/31 at 100.00 1,722,688
1,000
5.000%, 6/01/33
6/31 at 100.00 1,067,206
8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project Revenue
Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 7,982,894
Total Iowa 47,602,578
Kansas - 0.7%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993A, 2.950%,
12/01/23
10/23 at 101.00 14,616,235
16,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993B, 2.950%,
12/01/23
10/23 at 101.00 15,957,677
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 8,155,732
9,940 Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B, 5.000%, 11/15/54, (Mandatory Put
11/15/31)
No Opt. Call 10,601,849
93
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kansas - 0.7% (continued)
$ 2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 $ 2,218,544
Total Kansas 51,550,037
Kentucky - 1.6%
Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019
:
110
4.000%, 2/01/33
2/30 at 100.00 103,347
500
4.000%, 2/01/34
2/30 at 100.00 465,599
180
4.000%, 2/01/35
2/30 at 100.00 165,492
1,110
4.000%, 2/01/36
2/30 at 100.00 1,004,295
5,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 3,526,820
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32, (AMT)
6/31 at 100.00 15,958,216
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 1,008,588
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 3,013,033
1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46
6/25 at 100.00 968,497
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,546,593
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A
:
1,320
5.000%, 7/01/26, (AMT)
7/24 at 100.00 1,319,531
3,280
5.000%, 7/01/28, (AMT)
7/24 at 100.00 3,278,641
7,800 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 8,100,878
6,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 4,425,539
Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016
:
1,005
5.000%, 8/01/25
No Opt. Call 1,003,451
1,060
5.000%, 8/01/26
No Opt. Call 1,058,492
1,110
5.000%, 8/01/27
8/26 at 100.00 1,112,801
1,165
5.000%, 8/01/28
8/26 at 100.00 1,169,691
1,230
5.000%, 8/01/29
8/26 at 100.00 1,233,374
2,935
5.000%, 8/01/37
8/26 at 100.00 2,817,038
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call 13,269,644
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
94
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 1.6% (continued)
$ 8,740 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 $ 8,706,067
18,940 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 18,765,083
5,075 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 5,000,470
5,895 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 5,782,252
1,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 945,087
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 4,034,801
University of Kentucky, General Receipts Bonds, Series 2018A
:
1,350
3.000%, 10/01/34
4/26 at 100.00 1,163,469
5,000
3.125%, 10/01/37
4/26 at 100.00 4,031,815
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren
County Community Hospital Corporation, Refunding Series 2021A,
5.000%, 4/01/29
No Opt. Call 1,614,269
Total Kentucky 117,592,873
Louisiana - 2.1%
Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019
:
14,510
5.000%, 12/01/34
12/29 at 100.00 13,033,268
10,900
5.000%, 12/01/39
12/29 at 100.00 8,937,990
East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B
:
580
5.000%, 2/01/24
No Opt. Call 582,112
805
5.000%, 2/01/25
No Opt. Call 817,636
14,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 13,751,388
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 1,650,747
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 8,513,036
Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A
:
2,280 (c)
5.000%, 2/01/28, (Pre-refunded 2/01/24)
2/24 at 100.00 2,287,630
2,850 (c)
5.000%, 2/01/29, (Pre-refunded 2/01/24)
2/24 at 100.00 2,859,537
2,000 (c)
5.000%, 2/01/30, (Pre-refunded 2/01/24)
2/24 at 100.00 2,006,693
17,770 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 16,382,337
95
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 2.1% (continued)
$ 5,730 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call $ 5,694,412
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/01/23)
No Opt. Call 5,217,393
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
1,385
5.000%, 5/15/28
5/27 at 100.00 1,414,624
1,065
5.000%, 5/15/29
5/27 at 100.00 1,086,261
1,185
5.000%, 5/15/30
5/27 at 100.00 1,207,893
1,755
5.000%, 5/15/31
5/27 at 100.00 1,789,125
1,120
5.000%, 5/15/32
5/27 at 100.00 1,141,102
3,235
5.000%, 5/15/42
5/27 at 100.00 3,178,224
1,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 850,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016
:
1,095
5.000%, 5/15/30
5/26 at 100.00 1,111,974
25 (c)
5.000%, 5/15/30, (Pre-refunded 5/15/26)
5/26 at 100.00 25,690
3,420
5.000%, 5/15/32
5/26 at 100.00 3,469,273
35 (c)
5.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 35,966
3,675
5.000%, 5/15/33
5/26 at 100.00 3,726,482
40 (c)
5.000%, 5/15/33, (Pre-refunded 5/15/26)
5/26 at 100.00 41,104
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/31
5/25 at 100.00 1,012,473
5,000
Louisiana State, General Obligation Bonds, Series 2016A, 5.000%, 9/01/34
9/26 at 100.00 5,158,399
New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
Louis Armstrong New Orleans International Airport, Series 2023B
:
900
5.000%, 1/01/37, (AMT)
1/33 at 100.00 917,696
980
5.000%, 1/01/39, (AMT)
1/33 at 100.00 982,145
1,420
5.000%, 1/01/40, (AMT)
1/33 at 100.00 1,416,388
New Orleans, Louisiana, General Obligation Bonds, Public Improvement
Series 2021A
:
5,195
5.000%, 12/01/26
No Opt. Call 5,368,904
6,015
5.000%, 12/01/29
No Opt. Call 6,450,752
New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2015
:
970
5.000%, 12/01/23
No Opt. Call 971,229
1,020
5.000%, 12/01/24
No Opt. Call 1,031,461
480
5.000%, 12/01/25
No Opt. Call 491,073
795
5.000%, 12/01/27
12/25 at 100.00 812,590
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014
:
250
5.000%, 6/01/24
No Opt. Call 251,596
605
5.000%, 6/01/25
6/24 at 100.00 608,885
500 (c)
5.000%, 6/01/26, (Pre-refunded 6/01/24)
6/24 at 100.00 503,453
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
96
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 2.1% (continued)
$ 640 (c)
5.000%, 6/01/27, (Pre-refunded 6/01/24)
6/24 at 100.00 $ 644,420
380 (c)
5.000%, 6/01/28, (Pre-refunded 6/01/24)
6/24 at 100.00 382,624
600 (c)
5.000%, 6/01/29, (Pre-refunded 6/01/24)
6/24 at 100.00 604,143
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015
:
410 (c)
5.000%, 6/01/30, (Pre-refunded 6/01/25)
6/25 at 100.00 418,373
775 (c)
5.000%, 6/01/32, (Pre-refunded 6/01/25)
6/25 at 100.00 790,826
1,000 (c)
5.000%, 6/01/33, (Pre-refunded 6/01/25)
6/25 at 100.00 1,020,421
1,075 (c)
5.000%, 6/01/35, (Pre-refunded 6/01/25)
6/25 at 100.00 1,096,953
3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 3,450,948
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,459,545
1,030 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 962,675
Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series
2019B
:
760
5.000%, 12/01/26 - AGM Insured
No Opt. Call 779,295
1,475
5.000%, 12/01/29 - AGM Insured
12/28 at 100.00 1,548,855
1,500
5.000%, 12/01/30 - AGM Insured
12/28 at 100.00 1,574,304
1,795
5.000%, 12/01/32 - AGM Insured
12/28 at 100.00 1,887,016
1,630
4.000%, 12/01/33 - AGM Insured
12/28 at 100.00 1,515,802
5,980
3.000%, 12/01/35 - AGM Insured
12/28 at 100.00 5,034,253
Total Louisiana 151,959,394
Maine - 0.6%
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
4,555
4.000%, 7/01/41
7/26 at 100.00 3,622,377
5,685
4.000%, 7/01/46
7/26 at 100.00 4,247,615
Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
MaineHealth Issue, Series 2020A
:
840
4.000%, 7/01/37
7/30 at 100.00 782,710
1,000
4.000%, 7/01/39
7/30 at 100.00 910,674
1,000
4.000%, 7/01/40
7/30 at 100.00 900,374
Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A
:
200
5.000%, 7/01/26 - AGM Insured
No Opt. Call 204,506
150
5.000%, 7/01/27 - AGM Insured
No Opt. Call 154,890
235
5.000%, 7/01/28 - AGM Insured
No Opt. Call 245,276
630
2.500%, 7/01/29 - AGM Insured
No Opt. Call 586,166
200
5.000%, 7/01/30 - AGM Insured
No Opt. Call 211,997
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 6,757,753
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 1,884,524
97
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine - 0.6% (continued)
$ 7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 $ 4,908,701
6,280 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 4,300,981
3,250 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 2,017,890
10,675 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 6,722,215
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 1,943,697
Total Maine 40,402,346
Maryland - 1.6%
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
1,270
3.250%, 1/01/31
1/26 at 100.00 1,157,420
3,365
5.000%, 1/01/37
1/26 at 100.00 3,374,372
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
1,760
5.000%, 9/01/27
No Opt. Call 1,721,441
2,780
5.000%, 9/01/29
9/27 at 100.00 2,697,828
1,000
5.000%, 9/01/30
9/27 at 100.00 965,579
1,365
5.000%, 9/01/31
9/27 at 100.00 1,312,399
145
5.000%, 9/01/34
9/27 at 100.00 138,160
1,500
5.000%, 9/01/39
9/27 at 100.00 1,327,933
Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A
:
1,000 (c)
5.000%, 7/01/26, (Pre-refunded 1/01/24)
1/24 at 100.00 1,002,441
1,715 (c)
5.000%, 7/01/27, (Pre-refunded 1/01/24)
1/24 at 100.00 1,719,187
2,800 Charles County, Maryland, General Obligation Bonds, Refunding &
Consolidated Public Improvement Series 2017, 2.400%, 10/01/29
10/27 at 100.00 2,478,088
3,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 2,551,682
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2019C, 3.000%, 9/01/39
3/29 at 100.00 17,633,764
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2020A, 2.500%, 9/01/40
3/29 at 100.00 7,274,557
15,055 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2021A, 1.950%, 9/01/41
3/30 at 100.00 8,986,453
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2021B, 2.100%, 9/01/41
3/30 at 100.00 8,264,419
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2021C, 2.450%, 9/01/41
9/30 at 100.00 13,472,302
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
98
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland - 1.6% (continued)
$ 1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 $ 1,021,587
7,000 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%,
7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 7,190,676
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
805
5.000%, 7/01/32
7/26 at 100.00 811,292
2,250
5.000%, 7/01/33
7/26 at 100.00 2,267,435
1,650
5.000%, 7/01/34
7/26 at 100.00 1,665,138
2,000
5.000%, 7/01/35
7/26 at 100.00 2,015,345
1,570
5.000%, 7/01/36
7/26 at 100.00 1,576,882
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 821,938
7,825 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 7,886,638
15,025 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call 15,356,961
Total Maryland 116,691,917
Massachusetts - 1.0%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
835
5.000%, 7/01/26
7/24 at 100.00 810,619
680
5.000%, 7/01/27
7/24 at 100.00 652,840
925
5.000%, 7/01/28
7/24 at 100.00 879,557
960
5.000%, 7/01/29
7/24 at 100.00 900,132
4,800 Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%, 10/01/32,
144A
10/23 at 104.00 4,228,830
1,749 (e) Massachusetts Development Finance Agency, Health Care Facility Revenue
Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28, 144A
10/23 at 100.00 17,488
14,455 (c) Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 15,550,862
1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 1,293,372
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,275
5.000%, 7/01/33
7/28 at 100.00 2,351,371
1,085
5.000%, 7/01/38
7/28 at 100.00 1,099,592
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
415
5.000%, 7/15/32, 144A
7/30 at 100.00 385,330
320
5.000%, 7/15/33, 144A
7/30 at 100.00 292,928
300
5.000%, 7/15/34, 144A
7/30 at 100.00 270,682
270
5.000%, 7/15/35, 144A
7/30 at 100.00 240,265
99
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts - 1.0% (continued)
$ 135
5.000%, 7/15/36, 144A
7/30 at 100.00 $ 118,975
145
5.000%, 7/15/37, 144A
7/30 at 100.00 126,601
Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2018L
:
1,080
5.000%, 10/01/30
10/28 at 100.00 1,094,416
1,240
5.000%, 10/01/31
10/28 at 100.00 1,254,778
1,775
5.000%, 10/01/32
10/28 at 100.00 1,793,681
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G
:
1,130
5.000%, 7/01/35
7/31 at 100.00 1,160,134
1,045
5.000%, 7/01/36
7/31 at 100.00 1,064,086
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 3,440,684
4,245 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 3,616,866
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 1,104,194
1,750 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.000%, 12/01/39
12/28 at 100.00 1,341,883
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 1,813,057
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 2,013,784
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 2,260,201
7,570 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 5,881,622
2,330 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 1,504,166
4,930 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 3,291,040
4,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 3,260,911
2,935 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 2,001,877
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 6,933,108
Total Massachusetts 74,049,932
Michigan - 2.6%
2,880 Detroit Downtown Development Authority, Michigan, Tax Increment
Bonds, Development  Area 1 Projects, Refunding Series 1996B, 0.000%,
7/01/24
No Opt. Call 2,757,595
660 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 670,367
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
100
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 2.6% (continued)
$ 11,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory Put 5/15/26)
No Opt. Call $ 10,855,468
11,005 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call 9,369,262
16,855 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call 14,349,742
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal System
Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 5,069,952
11,515 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43, (Mandatory
Put 12/01/28)
6/28 at 100.00 11,983,346
8,995 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call 8,969,361
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
1,000
5.000%, 6/01/30
No Opt. Call 1,063,629
1,500
5.000%, 6/01/32
12/30 at 100.00 1,599,257
2,435
4.000%, 6/01/34
12/30 at 100.00 2,423,832
1,000
4.000%, 6/01/35
12/30 at 100.00 983,555
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 2,153,546
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 5,587,786
2,255 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 1,897,478
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 10,168,311
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 17,613,483
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 6,136,580
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call 18,214,409
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate Series
2008ET-2, 1.350%, 8/01/29
No Opt. Call 17,700,985
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,214,459
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,223,038
101
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 2.6% (continued)
Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds,
William Beaumont Hospital Obligated Group, Refunding Series 2014D
:
$ 1,040 (c)
5.000%, 9/01/26, (Pre-refunded 3/01/24)
3/24 at 100.00 $ 1,043,621
2,000 (c)
5.000%, 9/01/27, (Pre-refunded 3/01/24)
3/24 at 100.00 2,006,963
2,560 (c)
5.000%, 9/01/28, (Pre-refunded 3/01/24)
3/24 at 100.00 2,568,912
3,865 (c)
5.000%, 9/01/29, (Pre-refunded 3/01/24)
3/24 at 100.00 3,878,455
5,145 (c)
5.000%, 9/01/30, (Pre-refunded 3/01/24)
3/24 at 100.00 5,162,912
2,320 (c)
5.000%, 9/01/31, (Pre-refunded 3/01/24)
3/24 at 100.00 2,328,077
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Refunding Series 2015F
:
8,125
5.000%, 12/01/28, (AMT)
12/25 at 100.00 8,187,990
3,765
5.000%, 12/01/32, (AMT)
12/25 at 100.00 3,779,184
5,295
5.000%, 12/01/33, (AMT)
12/25 at 100.00 5,314,096
5,000
5.000%, 12/01/34, (AMT)
12/25 at 100.00 5,013,753
Total Michigan 193,289,404
Minnesota - 1.1%
Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
910
5.000%, 2/15/33
2/28 at 100.00 928,688
1,150
5.000%, 2/15/37
2/28 at 100.00 1,161,362
8,085
4.250%, 2/15/43
2/28 at 100.00 6,953,908
3,955 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put 11/15/28)
5/28 at 100.91 4,105,506
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 1,415,269
5,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C, 3.500%, 3/01/28
3/25 at 100.00 4,861,784
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2014A
:
2,610
5.000%, 1/01/25
1/24 at 100.00 2,616,051
7,305
5.000%, 1/01/32
1/24 at 100.00 7,321,937
3,946 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 3,470,914
Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B
:
6,065
2.625%, 1/01/40
7/29 at 100.00 4,828,761
7,645
3.500%, 7/01/50
7/29 at 100.00 7,347,087
5,430 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 4,158,097
4,605 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 3,302,493
4,110 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 2,720,726
9,245 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 6,747,269
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
102
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.1% (continued)
$ 4,235 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 $ 4,118,167
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
10/23 at 100.00 424,989
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 5,559,014
White Bear Lake Independent School District 624, Ramsey County,
Minnesota, General Obligation Bonds, Facilities Maintenance Series
2021A
:
2,650
2.000%, 2/01/28
2/27 at 100.00 2,353,904
3,095
2.000%, 2/01/29
2/27 at 100.00 2,690,346
4,135
2.000%, 2/01/30
2/27 at 100.00 3,512,253
Total Minnesota 80,598,525
Mississippi - 0.3%
6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 6,278,576
Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A
:
2,490
2.450%, 12/01/39
6/29 at 100.00 1,776,266
3,075
3.750%, 6/01/49
6/29 at 100.00 2,983,692
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 931,102
1,790 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 1,550,226
8,880 (c) Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 8,894,144
Total Mississippi 22,414,006
Missouri - 0.8%
1,095 Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33
10/23 at 103.00 1,128,725
1,100 (c) Great Rivers Greenway Metropolitan Park & Recreation District, Missouri,
Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014,
3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 1,097,369
10,425 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series 1998A,
2.900%, 9/01/33
7/27 at 102.00 9,215,514
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 10,607,785
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 12,918,059
220 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%,
5/01/32
11/23 at 100.00 219,981
103
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 0.8% (continued)
$ 10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2023A, 5.000%, 6/01/39,
(Mandatory Put 6/01/28)
12/27 at 101.00 $ 10,350,844
3,660 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.750%, 11/01/39
5/29 at 100.00 3,040,203
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2020A,
2.550%, 11/01/40
5/29 at 100.00 1,143,851
1,015 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
2.150%, 11/01/41
5/30 at 100.00 678,886
4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
2.000%, 11/01/41
5/30 at 100.00 2,940,585
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Iatan 2 Project, Refunding Series 2014A
:
1,365
5.000%, 1/01/25
1/24 at 100.00 1,368,239
2,590
5.000%, 1/01/26
1/24 at 100.00 2,590,036
1,010
5.000%, 1/01/32
1/24 at 100.00 995,878
1,025 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
10/23 at 103.00 1,056,824
Total Missouri 59,352,779
Montana - 0.4%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 1,560,212
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 20,268,482
2,630 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,509,058
1,000 Gallatin County School District 44 Belgrade, Montana, General Obligation
Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 1,002,493
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 2.000%, 12/01/41
6/30 at 100.00 639,448
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
2.000%, 12/01/41
12/30 at 100.00 1,055,548
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 493,467
Total Montana 27,528,708
National - 0.1%
5,212 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36 2019 1
No Opt. Call 4,536,106
Total National 4,536,106
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
104
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 1.1%
$ 6,640 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 $ 6,720,724
5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 5,017,005
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds,
Madonna Rehabilitation Hospital Project, Series 2014
:
2,025
5.000%, 5/15/28
5/24 at 100.00 1,987,008
9,355
5.000%, 5/15/44
5/24 at 100.00 8,766,809
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
1,250
5.000%, 7/01/24
No Opt. Call 1,252,030
530
5.000%, 7/01/25
No Opt. Call 531,701
750
5.000%, 7/01/26
7/25 at 100.00 755,034
200
5.000%, 7/01/27
7/25 at 100.00 201,743
835
5.000%, 7/01/28
7/25 at 100.00 841,899
485
5.000%, 7/01/29
7/25 at 100.00 488,170
1,000
5.000%, 7/01/30
7/25 at 100.00 1,006,457
180
5.000%, 7/01/33
7/25 at 100.00 181,112
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D
:
160
2.600%, 9/01/34
3/29 at 100.00 140,150
7,205
2.850%, 9/01/39
3/29 at 100.00 5,929,450
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 7,232,488
595 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 499,452
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 11,507,953
2,290 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.125%, 9/01/38
3/32 at 100.00 2,029,640
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call 1,391,241
8,160 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2
Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 8,341,131
1,760 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Refunding Series 2019, 4.000%, 6/15/33
6/29 at 100.00 1,747,741
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 2,027,182
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 3,136,699
Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding & Improvement
Series 2016A
:
3,660
5.250%, 2/01/28
2/27 at 100.00 3,632,982
1,355
5.250%, 2/01/29
2/27 at 100.00 1,345,128
105
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 1.1% (continued)
$ 5,865 Southeast Community College Area, Nebraska, Certificates of Participation,
Series 2018, 3.375%, 12/15/37
6/28 at 100.00 $ 5,107,026
Total Nebraska 81,817,955
Nevada - 0.3%
5,285 (c) Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 5,289,757
2,315 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.700%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
10/23 at 100.00 2,301,299
Henderson, Nevada, Limited Obligation Bonds, Local Improvement District
T-18 Inspirada, Refunding Series 2016
:
1,715
4.000%, 9/01/32
9/26 at 100.00 1,562,286
2,235
4.000%, 9/01/35
9/26 at 100.00 1,962,045
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 3,504,382
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 2,071,227
3,080 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call 2,817,381
Total Nevada 19,508,377
New Hampshire - 0.6%
16,439 National Finance Authority, New Hampshire, Municipal Certificates Series
2020-1 Class A, 4.125%, 1/20/34
No Opt. Call 15,300,035
10,717 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-2 Class A, 4.000%, 10/20/36 2022 1
No Opt. Call 9,609,576
New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A
:
14,000
4.500%, 10/01/33 , (WI/DD)
No Opt. Call 13,862,435
1,145 (c) New Hampshire Business Finance Authority, Water Facility Revenue Bonds,
Pennichuck Water Works Inc. Project , Series 2015A., 4.250%, 1/01/36,
(Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 1,143,350
New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Concord Hospital, Series 2021A
:
1,000
4.000%, 10/01/32
4/31 at 100.00 956,675
1,000
4.000%, 10/01/34
4/31 at 100.00 954,182
1,000
4.000%, 10/01/38
4/31 at 100.00 889,026
1,000 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 946,649
920 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34
10/26 at 100.00 830,760
Total New Hampshire 44,492,688
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
106
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 3.8%
Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated Group
Issue, Refunding Series 2014A
:
$ 2,500 (c)
5.000%, 2/15/30, (Pre-refunded 2/15/24)
2/24 at 100.00 $ 2,508,044
1,045 (c)
5.000%, 2/15/34, (Pre-refunded 2/15/24)
2/24 at 100.00 1,048,363
Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021
:
1,110
2.000%, 8/15/29 - BAM Insured
8/28 at 100.00 947,754
2,075
2.000%, 8/15/30 - BAM Insured
8/28 at 100.00 1,731,293
2,060
2.000%, 8/15/31 - BAM Insured
8/28 at 100.00 1,676,647
East Brunswick Township, Middlesex County, New Jersey, General
Obligation Bonds, Series 2021
:
1,095
2.000%, 2/15/26
No Opt. Call 1,024,119
1,385
2.000%, 2/15/27
No Opt. Call 1,260,608
1,355
2.000%, 2/15/30
2/29 at 100.00 1,154,572
1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 1,094,081
2,760 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 2,764,924
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series 2019,
2.250%, 2/01/29 - BAM Insured
No Opt. Call 1,385,904
4,115 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/32
11/29 at 100.00 4,323,749
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,350
5.000%, 1/01/28, (AMT)
1/24 at 100.00 1,352,705
2,345
5.000%, 1/01/31 - AGM Insured, (AMT)
1/24 at 100.00 2,350,003
2,000
5.375%, 1/01/43, (AMT)
1/24 at 100.00 2,002,467
7,280 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 6,683,087
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 25,318,925
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
:
700
5.000%, 6/15/26
No Opt. Call 716,830
455
5.000%, 6/15/27
No Opt. Call 471,101
430
5.000%, 6/15/28
No Opt. Call 450,107
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 4,765,031
37,560 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 31,024,075
4,745 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 4,510,289
107
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 3.8% (continued)
$ 3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 $ 1,915,553
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 981,996
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health Inc Series 2013
:
1,125
5.000%, 7/01/24
1/24 at 100.00 1,127,100
75 (c)
5.000%, 7/01/24, (Pre-refunded 1/01/24)
1/24 at 100.00 75,165
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A
:
600
3.500%, 12/01/29, (AMT)
12/26 at 100.00 580,909
1,545
3.750%, 12/01/31, (AMT)
12/26 at 100.00 1,513,797
1,575
4.000%, 12/01/32, (AMT)
12/26 at 100.00 1,547,554
660
3.750%, 12/01/33, (AMT)
12/26 at 100.00 646,670
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 481,602
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
3,810
5.000%, 6/01/25
No Opt. Call 3,884,104
2,095
5.000%, 6/01/26
No Opt. Call 2,160,631
920
5.000%, 6/01/27
No Opt. Call 962,759
1,370
5.000%, 6/01/28
No Opt. Call 1,449,586
805
5.000%, 6/01/29
No Opt. Call 859,211
13,680
4.000%, 6/01/30
No Opt. Call 13,939,254
2,205
4.000%, 6/01/31
No Opt. Call 2,237,140
1,455
4.000%, 6/01/32
No Opt. Call 1,467,660
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 20,400
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
:
6,270
5.000%, 6/15/24
No Opt. Call 6,303,670
8,725
5.000%, 6/15/29
6/26 at 100.00 8,899,483
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 6,033,750
5,540 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/42
12/31 at 100.00 5,029,531
1,830 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call 1,272,583
11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call 11,599,950
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
1,910
5.250%, 6/15/33
6/25 at 100.00 1,935,341
2,210
5.250%, 6/15/34
6/25 at 100.00 2,237,797
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
108
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 3.8% (continued)
$ 2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call $ 2,002,581
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A
:
7,530
5.000%, 12/15/25
No Opt. Call 7,680,740
420
5.000%, 12/15/26
No Opt. Call 433,021
10,230
5.000%, 12/15/33
12/29 at 100.00 10,769,952
6,360
4.000%, 12/15/39
12/29 at 100.00 5,861,393
9,240 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 8,891,841
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 6,410,909
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/35
12/30 at 100.00 2,443,951
2,790 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 2,242,140
2,340 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 1,997,633
740 (c) Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call 740,877
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 933,715
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
5,000
5.000%, 6/01/28
No Opt. Call 5,176,019
14,590
5.000%, 6/01/29
6/28 at 100.00 15,084,880
3,320
5.000%, 6/01/30
6/28 at 100.00 3,431,352
6,205
5.000%, 6/01/36
6/28 at 100.00 6,338,391
11,265
4.000%, 6/01/37
6/28 at 100.00 10,558,245
2,580 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 2,401,221
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call 2,387,046
Total New Jersey 275,513,781
New Mexico - 0.4%
6,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan and Four Corners Projects, Refunding
Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 4,698,100
2,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010D,
3.900%, 6/01/40, (Mandatory Put 6/01/28)
No Opt. Call 1,942,355
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 8,331,842
109
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.4% (continued)
$ 1,170 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 $ 1,085,945
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 2,886,571
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 2,759,729
1,550 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 1,201,307
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 1,744,613
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 3,502,970
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 2,396,472
750 Winrock Town Center Tax Increment Development District 1, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series
2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 641,339
Total New Mexico 31,191,243
New York - 5.2%
Albany County Airport Authority, New York, Airport Revenue Bonds,
Refunding Series 2020B. Forward Delivery
:
1,225
5.000%, 12/15/23, (AMT)
No Opt. Call 1,225,569
1,145
5.000%, 12/15/24, (AMT)
No Opt. Call 1,150,181
1,515 Albany County, New York, General Obligation Bonds, Refunding Forward
Delivery Series 2019C, 5.000%, 11/01/23
No Opt. Call 1,516,370
2,750 Battery Park City Authority, New York, Revenue Bonds, Senior Series
2023B, 5.000%, 11/01/35
11/33 at 100.00 3,060,300
Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Refunding Series 2014
:
300
5.000%, 1/01/24
No Opt. Call 300,666
500
5.000%, 1/01/25
No Opt. Call 506,351
650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 621,299
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 2,745,594
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 3,426,639
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,444,631
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017
:
1,900
5.000%, 12/01/25, 144A
No Opt. Call 1,867,955
1,400
5.000%, 12/01/27, 144A
6/27 at 100.00 1,359,219
1,300
5.000%, 12/01/29, 144A
6/27 at 100.00 1,246,001
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
110
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 5.2% (continued)
$ 6,965 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28
No Opt. Call $ 7,367,022
5,845 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
10/23 at 100.00 5,411,878
6,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43
11/30 at 100.00 5,998,262
865 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call 872,349
2,380 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/33
11/30 at 100.00 2,495,969
1,110 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 1,127,581
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014B, 5.250%, 11/15/37
5/24 at 100.00 5,000,411
5,495 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 5,473,784
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2
:
12,300
4.000%, 11/15/41
5/31 at 100.00 10,827,274
6,000
4.000%, 11/15/42
5/31 at 100.00 5,219,837
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019
:
1,535
4.000%, 1/01/30
1/26 at 103.00 1,378,427
1,910
5.000%, 1/01/40
1/26 at 103.00 1,614,778
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014
:
1,525
5.000%, 7/01/28
7/24 at 100.00 1,533,327
1,000
5.000%, 7/01/29
7/24 at 100.00 1,004,779
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
655
5.000%, 7/01/30
7/24 at 100.00 657,630
2,455
5.000%, 7/01/32
7/24 at 100.00 2,461,213
7,710 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A,
1.125%, 5/01/60, (Mandatory Put 11/01/24)
10/23 at 100.00 7,410,185
New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A
:
1,630
4.000%, 1/01/32 - AGM Insured
1/31 at 100.00 1,615,547
1,045
3.000%, 1/01/33 - AGM Insured
1/31 at 100.00 901,468
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/38
2/24 at 100.00 5,006,274
1,400 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal Series 2023B-1, 5.000%, 11/01/25
No Opt. Call 1,435,655
111
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 5.2% (continued)
$ 2,485 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Series 2024B, 5.000%, 5/01/38
11/33 at 100.00 $ 2,625,457
10,640 New York City, New York, General Obligation Bonds, Refunding Fiscal
2015 Series C, 5.000%, 8/01/29
2/25 at 100.00 10,770,214
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I
:
600
3.625%, 11/01/33
11/27 at 100.00 567,101
2,000
3.875%, 11/01/38
11/27 at 100.00 1,748,338
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
10/23 at 100.00 2,191,781
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P
:
2,040
2.600%, 11/01/34
5/28 at 100.00 1,669,663
10,105
2.850%, 11/01/39
5/28 at 100.00 7,612,825
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 7,636,578
17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 11,925,540
2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
10/23 at 100.00 2,595,713
10,405 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 223, 3.000%, 10/01/39
10/28 at 100.00 8,201,261
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 225, 2.300%, 10/01/40
10/29 at 100.00 6,684,787
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 227, 2.300%, 10/01/40
10/29 at 100.00 3,977,882
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 231, 2.400%, 10/01/41
4/30 at 100.00 14,473,599
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 233, 2.200%, 4/01/36
4/30 at 100.00 3,885,984
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 8,156,464
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
1,440
5.000%, 7/01/30, (AMT)
7/24 at 100.00 1,436,936
1,345
4.000%, 7/01/32, (AMT)
7/24 at 100.00 1,256,900
8,075
4.000%, 7/01/33, (AMT)
7/24 at 100.00 7,497,197
9,735
5.000%, 7/01/34, (AMT)
7/24 at 100.00 9,648,653
21,140
5.000%, 7/01/41, (AMT)
7/24 at 100.00 20,598,429
2,690
4.000%, 7/01/46 - AGM Insured, (AMT)
7/24 at 100.00 2,259,434
13,020
5.000%, 7/01/46, (AMT)
7/24 at 100.00 12,392,750
25,000
5.250%, 1/01/50, (AMT)
7/24 at 100.00 24,537,630
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
112
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 5.2% (continued)
$ 2,650 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
10/23 at 100.00 $ 2,634,619
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call 8,001,267
17,520 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 16,167,652
10,300 (c) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25, (Pre-refunded
12/14/23)
12/23 at 100.00 10,319,173
6,400 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 6,484,492
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
4,375
5.000%, 7/15/35, (AMT)
7/33 at 100.00 4,664,114
3,180
5.000%, 7/15/36, (AMT)
7/33 at 100.00 3,353,374
1,910
5.000%, 7/15/37, (AMT)
7/33 at 100.00 1,992,749
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
2,435
5.000%, 7/01/28
7/24 at 100.00 2,448,297
2,695
5.000%, 7/01/29
7/24 at 100.00 2,707,878
4,200
5.000%, 7/01/30
7/24 at 100.00 4,216,865
2,100
5.000%, 7/01/31
7/24 at 100.00 2,106,867
1,335
5.000%, 7/01/32
7/24 at 100.00 1,338,379
3,080
5.000%, 7/01/33
7/24 at 100.00 3,087,288
135 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call 136,254
595 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call 602,849
6,300 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2023B, 5.000%, 11/15/30
8/30 at 100.00 6,793,432
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 3,920,415
Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery
:
1,835
5.000%, 9/01/24
No Opt. Call 1,842,436
2,000
5.000%, 9/01/25
No Opt. Call 2,023,187
11,465 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021B-EFRB, 3.600%, 7/01/29
No Opt. Call 10,229,744
113
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 5.2% (continued)
$ 9,175 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call $ 8,484,973
Total New York 376,191,845
North Carolina - 0.4%
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 2,278,471
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 2,325,806
4,640 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 3,609,011
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 8,497,064
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 11,842,268
2,500 (c) North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24,
(ETM)
No Opt. Call 2,503,871
Total North Carolina 31,056,491
North Dakota - 1.1%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
10/23 at 100.00 5,218,546
Fargo, North Dakota, General Obligation Bonds, Refunding Improvement
Series 2021A
:
1,250
4.000%, 5/01/26
5/25 at 100.00 1,253,264
1,320
4.000%, 5/01/27
5/25 at 100.00 1,324,401
1,385
4.000%, 5/01/28
5/25 at 100.00 1,389,407
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
5,690
5.000%, 12/01/32
12/31 at 100.00 5,660,227
5,920
5.000%, 12/01/33
12/31 at 100.00 5,873,530
2,675
5.000%, 12/01/34
12/31 at 100.00 2,638,585
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
500
3.000%, 5/01/33
5/27 at 100.00 404,321
500
3.000%, 5/01/36
5/27 at 100.00 381,746
3,440
3.000%, 5/01/46
5/27 at 100.00 2,171,458
9,685 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 9,716,760
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 2,212,295
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 1,904,550
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
114
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota - 1.1% (continued)
$ 4,535 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 $ 3,390,225
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 4,533,456
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 6,772,360
Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated
Group, Series 2017C
:
3,785
5.000%, 6/01/28
No Opt. Call 3,569,228
3,000
5.000%, 6/01/29
6/28 at 100.00 2,800,087
1,260
5.000%, 6/01/31
6/28 at 100.00 1,152,336
3,480
5.000%, 6/01/34
6/28 at 100.00 3,093,824
10,980
5.000%, 6/01/38
6/28 at 100.00 9,062,843
3,300
5.000%, 6/01/43
6/28 at 100.00 2,545,123
Total North Dakota 77,068,572
Ohio - 4.4%
2,760 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2021A, 5.000%, 2/15/33
2/31 at 100.00 2,920,122
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
4,450
5.000%, 6/01/27
No Opt. Call 4,590,739
14,950
5.000%, 6/01/28
No Opt. Call 15,579,210
8,905
5.000%, 6/01/29
No Opt. Call 9,360,877
16,410
5.000%, 6/01/30
No Opt. Call 17,380,102
14,310
5.000%, 6/01/31
6/30 at 100.00 15,138,792
3,600
5.000%, 6/01/32
6/30 at 100.00 3,802,035
10,715
5.000%, 6/01/33
6/30 at 100.00 11,297,124
3,610
5.000%, 6/01/34
6/30 at 100.00 3,801,709
4,830
5.000%, 6/01/35
6/30 at 100.00 5,080,800
9,235
4.000%, 6/01/37
6/30 at 100.00 8,863,000
4,060
4.000%, 6/01/38
6/30 at 100.00 3,836,699
2,155
4.000%, 6/01/39
6/30 at 100.00 2,013,955
8,670
3.000%, 6/01/48
6/30 at 100.00 6,045,212
5,775
4.000%, 6/01/48
6/30 at 100.00 4,885,185
12,960 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 11,180,212
Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A
:
1,590
5.000%, 1/01/28 - AGM Insured
1/25 at 100.00 1,610,827
2,230
5.000%, 1/01/29 - AGM Insured
1/25 at 100.00 2,257,846
2,060
5.000%, 1/01/30 - AGM Insured
1/25 at 100.00 2,084,023
1,810
5.000%, 1/01/31 - AGM Insured
1/25 at 100.00 1,831,044
45 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 48,025
115
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 4.4% (continued)
$ 1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 $ 786,955
6,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27
10/23 at 100.00 6,343,053
2,940 (e) Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24
No Opt. Call 294
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 9/01/24
No Opt. Call 140
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 6,227,306
28,740 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23
No Opt. Call 2,874
915 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33
No Opt. Call 91
3,610 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33
No Opt. Call 361
250 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32
No Opt. Call 25
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 2,044,905
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 14,234,899
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005C, 2.100%,
4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 19,335,697
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 21,580,049
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 15,542,649
12,540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 10,541,520
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 5,799,378
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
116
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 4.4% (continued)
$ 16,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call $ 16,483,622
2,610 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 2,554,362
430 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 421,805
5,085 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 4,666,598
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/36
1/30 at 100.00 1,791,927
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 1,545,244
2,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 2,483,889
1,390 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 1,067,086
3,630 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 2,417,053
4,875 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 3,350,444
8,500 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 8,325,839
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put 1/15/25)
1/25 at 100.00 15,689,317
3,855 (e) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49
No Opt. Call 386
8,500 (e) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34
No Opt. Call 850
8,645 (e) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33
No Opt. Call 865
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call 194
2,355 (e) Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B,
4.000%, 12/01/33
No Opt. Call 236
3,750 Toledo-Lucas County Port Authority, Ohio, Development Revenue Bonds,
Northwest Ohio Bond Fund, HB Magruder Memorial Hospital Project,
Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 2,690,841
117
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 4.4% (continued)
$ 1,350 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 $ 1,325,053
5,000 (c) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert Health
Obligated Group Refunding Facilities Improvement Series 2020, 6.125%,
12/01/49, (Pre-refunded 12/01/29)
12/29 at 100.00 5,522,593
11,700 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.375%, 12/01/37
12/32 at 100.00 11,109,266
Total Ohio 317,495,204
Oklahoma - 2.5%
1,060 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/28
No Opt. Call 1,069,020
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,775
2.000%, 9/01/28
No Opt. Call 1,552,861
1,850
2.000%, 9/01/29
No Opt. Call 1,580,303
1,800
2.750%, 9/01/30
No Opt. Call 1,634,725
1,790
2.750%, 9/01/31
9/30 at 100.00 1,608,933
295 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 294,962
Carter County Public Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A
:
740
4.000%, 12/01/33
12/31 at 100.00 735,329
1,670
4.000%, 12/01/34
12/31 at 100.00 1,657,110
1,585
4.000%, 12/01/35
12/31 at 100.00 1,556,482
Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021
:
1,405
4.000%, 6/01/29
No Opt. Call 1,420,512
10,000
4.000%, 6/01/31
No Opt. Call 10,086,066
Cleveland County Public Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Norman Technology Center
Project, Series 2021
:
910
4.000%, 5/01/27
No Opt. Call 917,176
945
4.000%, 5/01/28
No Opt. Call 954,136
960
4.000%, 5/01/29
No Opt. Call 970,031
875
4.000%, 5/01/30
No Opt. Call 879,723
690
4.000%, 5/01/31
No Opt. Call 694,549
930
4.000%, 5/01/32
5/31 at 100.00 930,716
800
4.000%, 5/01/33
5/31 at 100.00 799,973
900
4.000%, 5/01/34
5/31 at 100.00 902,431
1,070
4.000%, 5/01/35
5/31 at 100.00 1,067,402
Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A
:
1,470
5.000%, 12/01/28
12/27 at 100.00 1,546,899
1,410
5.000%, 12/01/31
12/27 at 100.00 1,484,771
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
118
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 2.5% (continued)
Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A
:
$ 3,165
5.000%, 9/01/30
9/26 at 100.00 $ 3,229,194
5,290
5.000%, 9/01/31
9/26 at 100.00 5,388,588
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36
9/28 at 100.00 2,818,139
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series
2019
:
1,365
4.000%, 9/01/32
9/29 at 100.00 1,325,968
1,485
4.000%, 9/01/34
9/29 at 100.00 1,399,614
1,000
4.000%, 9/01/36
9/29 at 100.00 898,627
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019
:
1,880
4.000%, 9/01/32
9/29 at 100.00 1,826,242
1,605
4.000%, 9/01/33
9/29 at 100.00 1,579,103
1,000
4.000%, 9/01/34
9/29 at 100.00 975,025
Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Stroud Public Schools Project, Series 2016
:
1,870
5.000%, 9/01/24
No Opt. Call 1,883,560
2,490
5.000%, 9/01/26
No Opt. Call 2,551,310
Love County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series
2021
:
890
4.000%, 12/01/33
12/31 at 100.00 880,732
920
4.000%, 12/01/34
12/31 at 100.00 909,649
960
4.000%, 12/01/35
12/31 at 100.00 936,468
McClain County Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018
:
1,280
5.000%, 9/01/30
9/28 at 100.00 1,342,077
1,565
5.000%, 9/01/34
9/28 at 100.00 1,648,237
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call 5,927,563
1,195 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 1,203,559
9,265 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2023, 3.000%, 3/01/25
No Opt. Call 9,066,332
Oklahoma Development Finance Authority, Health System Revenue Bonds,
OU Medicine Project, Series 2018B
:
590
5.000%, 8/15/28
No Opt. Call 565,827
9,505
5.000%, 8/15/33
8/28 at 100.00 8,735,496
9,650
5.000%, 8/15/38
8/28 at 100.00 8,610,572
3,795
5.250%, 8/15/43
8/28 at 100.00 3,401,951
2,470
5.500%, 8/15/57
8/28 at 100.00 2,183,148
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 4,537,337
119
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 2.5% (continued)
$ 970 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39
3/28 at 100.00 $ 844,664
1,240 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40
3/29 at 100.00 1,182,228
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2014
:
630
5.000%, 9/01/24
No Opt. Call 633,840
1,505
5.000%, 9/01/25
No Opt. Call 1,525,204
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
745
4.000%, 9/01/29
No Opt. Call 740,981
425
4.000%, 9/01/30
No Opt. Call 421,273
985
4.000%, 9/01/31
No Opt. Call 969,934
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2022A, 2.000%, 3/01/27
No Opt. Call 7,092,996
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Berryhill Public Schools Project, Series 2020
:
1,540
2.000%, 9/01/27
No Opt. Call 1,380,070
1,605
2.000%, 9/01/28
No Opt. Call 1,404,136
1,670
2.000%, 9/01/29
No Opt. Call 1,426,544
3,150
2.000%, 9/01/30
No Opt. Call 2,618,879
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2016
:
3,840
5.000%, 9/01/25
10/23 at 100.00 3,842,689
10,755
5.000%, 9/01/26
10/23 at 100.00 10,761,337
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2021A
:
8,070
4.000%, 9/01/30
No Opt. Call 8,013,592
9,035
4.000%, 9/01/31
No Opt. Call 8,938,704
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Jenks Public Schools Project, Series 2015
:
6,220
5.000%, 9/01/25
No Opt. Call 6,342,431
9,840
5.000%, 9/01/26
9/25 at 100.00 10,036,210
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 2,193,291
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
2,165
5.000%, 3/01/29
No Opt. Call 2,268,437
2,000
5.000%, 3/01/31
3/29 at 100.00 2,089,809
2,500
5.000%, 3/01/33
3/29 at 100.00 2,608,585
Total Oklahoma 185,504,262
Oregon - 0.9%
5,050 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/35
6/27 at 100.00 5,241,069
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
120
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 0.9% (continued)
$ 1,760 Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 $ 1,821,069
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 1,225,886
Clackamas County School District 62, Oregon City, Oregon, General
Obligation Bonds, Refunding Series 2018A
:
1,665
0.000%, 6/15/34
6/28 at 79.31 1,026,042
1,510
0.000%, 6/15/35
6/28 at 75.58 878,648
1,050
0.000%, 6/15/37
6/28 at 69.16 535,423
2,050
0.000%, 6/15/39
6/28 at 63.17 914,365
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,777,016
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1,
1.200%, 6/01/28
10/23 at 100.00 1,886,641
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 1,326,473
6,490 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 6,837,692
1,815 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2017D, 3.450%, 1/01/38
1/27 at 100.00 1,779,333
2,870 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2018C, 3.900%, 7/01/38
7/27 at 100.00 2,764,812
7,955 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2019A, 2.650%, 7/01/39
7/28 at 100.00 5,813,714
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 5,008,753
11,455 (c) Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 11,468,717
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108 of
2021O, 2.600%, 12/01/42
12/30 at 100.00 2,298,823
4,050 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/38, (AMT)
7/33 at 100.00 4,139,869
Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A
:
3,440
5.000%, 5/15/32
5/26 at 100.00 3,514,297
1,925
5.000%, 5/15/33
5/26 at 100.00 1,966,282
Total Oregon 62,224,924
Pennsylvania - 4.6%
Allegheny County Hospital Development Authority, Pennsylvania, Revenue
Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A
:
1,000
5.000%, 4/01/36
4/28 at 100.00 1,008,210
10,085
4.000%, 4/01/37
4/28 at 100.00 8,974,670
121
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.6% (continued)
$ 5,205
4.000%, 4/01/38
4/28 at 100.00 $ 4,514,077
9,155
4.000%, 4/01/44
4/28 at 100.00 7,443,218
1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call 1,533,681
1,200 (e) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.500%, 4/01/41
No Opt. Call 120
7,770 (e) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35
No Opt. Call 777
2,880 (e) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35
No Opt. Call 288
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
1,670
4.000%, 11/01/33
11/27 at 100.00 959,733
2,410
4.000%, 11/01/38
11/27 at 100.00 1,377,663
8,815
4.000%, 11/01/39
11/27 at 100.00 5,034,814
1,415
3.750%, 11/01/42
11/27 at 100.00 805,796
4,090
4.000%, 11/01/47
11/27 at 100.00 2,324,725
8,430
5.000%, 11/01/47
11/27 at 100.00 4,807,248
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 9,478,893
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call 1,045,591
5,190 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,492,131
38,930 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 35,329,866
5,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43,
(Mandatory Put 2/15/27)
8/26 at 100.00 5,081,391
3,500 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.000%, 12/01/43
12/23 at 100.00 3,500,446
4,500 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 3,780,675
10,430 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 9,547,839
16,805 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 14,567,639
5,230 North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 4,664,309
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
122
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.6% (continued)
$ 4,055 (e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40
No Opt. Call $ 406
3,455 (e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41
No Opt. Call 345
Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B
:
1,975
5.500%, 1/01/25
1/24 at 100.00 1,980,644
2,290
5.500%, 1/01/26
1/24 at 100.00 2,297,602
2,265
5.500%, 1/01/27
1/24 at 100.00 2,272,128
Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C
:
515
5.500%, 1/01/25 - AGM Insured
1/24 at 100.00 516,535
1,110
5.500%, 1/01/26 - AGM Insured
1/24 at 100.00 1,113,685
2,505
5.500%, 1/01/28 - AGM Insured
1/24 at 100.00 2,512,329
2,050
5.500%, 1/01/29 - AGM Insured
1/24 at 100.00 2,055,241
1,255
5.500%, 1/01/31 - AGM Insured
1/24 at 100.00 1,257,808
3,160 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 3,160,640
1,020 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2023A-1, 5.000%,
5/15/31
2/31 at 100.00 1,079,077
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 1,117,850
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 2,576,791
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012
:
1,320
5.000%, 5/01/27
10/23 at 100.00 1,274,709
10,850
5.000%, 5/01/42
10/23 at 100.00 8,593,802
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 798,110
5,215 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 4,551,440
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 16,352,326
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 7,337,921
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 5,943,317
123
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.6% (continued)
$ 4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 $ 3,846,435
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133
:
3,240
2.125%, 10/01/35
10/29 at 100.00 2,417,141
10,050
2.350%, 10/01/40
10/29 at 100.00 6,824,011
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 9,917,027
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 4,295,618
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A
:
2,110
4.500%, 12/01/34
12/26 at 100.00 2,115,767
5,000
4.750%, 12/01/37
12/26 at 100.00 5,046,279
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 17,467,951
4,665 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Series 2019. Forward Delivery, 5.000%, 12/01/24
No Opt. Call 4,720,064
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
5,955
5.000%, 6/01/25
No Opt. Call 6,046,809
2,905
5.000%, 6/01/29
6/26 at 100.00 2,980,378
22,155
5.000%, 6/01/35
6/26 at 100.00 22,611,555
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2017
:
2,975
5.000%, 12/01/29
12/27 at 100.00 3,093,675
3,260
5.000%, 12/01/31
12/27 at 100.00 3,391,944
5,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 5,550,687
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Third Series 2017
:
3,680
5.000%, 12/01/31
12/27 at 100.00 3,828,943
2,265
5.000%, 12/01/32
12/27 at 100.00 2,361,242
2,110
4.000%, 12/01/36
12/27 at 100.00 1,994,178
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 1,135,073
3,075 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 3,180,815
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors Program,
Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 7,584,970
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017
:
1,835
5.000%, 5/01/31
11/27 at 100.00 1,713,877
2,060
5.000%, 5/01/33
11/27 at 100.00 1,881,961
1,165
5.000%, 5/01/34
11/27 at 100.00 1,050,946
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
124
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.6% (continued)
$ 3,680 (d) Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie
Healthcare System, Series 2007, 4.580%, 12/01/24 (3-Month LIBOR*0.67%
reference rate + 0.780% spread)
10/23 at 100.00 $ 3,674,935
3,905 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 3,801,881
1,280 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,202,599
Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover
Hospital Inc., Series 2013
:
1,705
5.000%, 12/01/23
10/23 at 100.00 1,705,700
1,795
5.000%, 12/01/24
10/23 at 100.00 1,795,576
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 2,555,601
Total Pennsylvania 336,860,144
Puerto Rico - 3.7%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A
:
19,655
5.000%, 7/01/30, 144A
No Opt. Call 19,631,221
17,060
5.000%, 7/01/35, 144A
7/30 at 100.00 16,732,175
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 347,232
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B
:
11,705
5.000%, 7/01/24, 144A
No Opt. Call 11,727,848
7,455
5.000%, 7/01/33, 144A
7/31 at 100.00 7,395,974
5,575
4.000%, 7/01/42, 144A
7/31 at 100.00 4,650,044
2,683 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 2,710,021
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
522
0.000%, 7/01/24
No Opt. Call 505,985
24,669
0.000%, 7/01/27
No Opt. Call 21,036,157
27,091
0.000%, 7/01/29
7/28 at 98.64 21,098,167
49,912
0.000%, 7/01/31
7/28 at 91.88 35,421,433
33,247
0.000%, 7/01/33
7/28 at 86.06 21,344,567
3,142
4.500%, 7/01/34
7/25 at 100.00 3,032,673
11,847
0.000%, 7/01/46
7/28 at 41.38 3,068,826
12
0.000%, 7/01/51
7/28 at 30.01 2,238
1,048
4.750%, 7/01/53
7/28 at 100.00 929,117
1,466
5.000%, 7/01/58
7/28 at 100.00 1,329,784
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 4,577,965
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
23,266
4.329%, 7/01/40
7/28 at 100.00 20,896,672
125
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 3.7% (continued)
$ 18,909
4.329%, 7/01/40
7/28 at 100.00 $ 16,983,374
2,736
4.784%, 7/01/58
7/28 at 100.00 2,394,941
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,589
0.000%, 7/01/24
No Opt. Call 1,535,448
22,428
5.375%, 7/01/25
No Opt. Call 22,668,966
7,610
5.625%, 7/01/27
No Opt. Call 7,817,433
9,529
5.625%, 7/01/29
No Opt. Call 9,860,748
3,102
5.750%, 7/01/31
No Opt. Call 3,245,037
7,965
0.000%, 7/01/33
7/31 at 89.94 4,707,677
3,748
4.000%, 7/01/33
7/31 at 103.00 3,367,382
3,972
4.000%, 7/01/35
7/31 at 103.00 3,461,248
6
4.000%, 7/01/37
7/31 at 103.00 5,052
Total Puerto Rico 272,485,405
Rhode Island - 0.8%
Rhode Island Health and Educational Building Corporation, Educational
Institution Revenue Bonds, St. George's School, Series 2021
:
1,275
5.000%, 10/01/28
No Opt. Call 1,346,125
2,010
4.000%, 10/01/46
10/31 at 100.00 1,727,431
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 1,766,331
1,325 Rhode Island Health and Educational Building Corporation, Public Schools
Financing Program Revenue Bonds, City of Providence, Series 2021D,
5.000%, 5/15/27 - BAM Insured
No Opt. Call 1,380,629
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39
10/28 at 100.00 2,179,131
2,420 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39
4/29 at 100.00 1,907,453
13,950 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41
4/30 at 100.00 9,212,551
10,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 6,822,687
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%,
10/01/40
10/29 at 100.00 3,232,376
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
10/23 at 18.41 20,502,135
5,945 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 5,493,381
Total Rhode Island 55,570,230
South Carolina - 0.9%
5,000 Berkeley County School District, South Carolina, General Obligation
Bonds, Series 2023A, 5.000%, 5/30/24
No Opt. Call 5,034,044
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 5,658,051
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
126
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.9% (continued)
Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016
:
$ 1,055
5.000%, 11/01/34
5/26 at 100.00 $ 1,065,745
1,170
5.000%, 11/01/35
5/26 at 100.00 1,179,144
7,400 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2023A-1, 5.250%, 10/01/54, (Mandatory Put
8/01/31)
5/31 at 100.07 7,453,023
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 624,631
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 2,107,272
5,735 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 3,798,801
17,830 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 11,106,920
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A
:
1,910
5.000%, 8/01/27
8/24 at 100.00 1,917,873
3,925
5.000%, 8/01/32
8/24 at 100.00 3,931,084
1,005 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 4.250%, 2/01/48
2/33 at 100.00 902,297
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31
6/25 at 100.00 3,269,099
5,495 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 5.000%, 12/01/32
12/30 at 100.00 5,753,352
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
:
7,885
5.000%, 12/01/29
6/26 at 100.00 8,017,094
4,325
5.000%, 12/01/31
6/26 at 100.00 4,386,047
2,200
5.000%, 12/01/37
6/26 at 100.00 2,203,145
Total South Carolina 68,407,622
South Dakota - 0.2%
Mitchell School District 17-2, South Dakota, General Obligation Bonds,
Limited Tax Refunding Certificates, Series 2021
:
200
2.000%, 8/01/26
No Opt. Call 184,501
400
2.000%, 8/01/27
No Opt. Call 361,826
400
2.000%, 8/01/29
8/27 at 100.00 350,138
1,545 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,587,948
2,410 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 2,460,694
3,925 South Dakota Housing Development Authority, Homeownership Mortgage
Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 2,467,946
7,215 South Dakota Housing Development Authority, Homeownership Mortgage
Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 4,495,068
127
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.2% (continued)
$ 3,205 South Dakota Housing Development Authority, Homeownership Mortgage
Revenue Bonds, Social Series 2023A, 4.150%, 11/01/38
11/31 at 100.00 $ 2,847,906
Total South Dakota 14,756,027
Tennessee - 1.4%
Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1
:
1,600
5.000%, 8/01/26
No Opt. Call 1,625,087
1,865
5.000%, 8/01/28
No Opt. Call 1,926,733
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%,
10/01/28
10/24 at 100.00 2,272,299
Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017
:
2,895
3.375%, 4/01/26
No Opt. Call 2,768,501
3,250
5.000%, 4/01/29
4/27 at 100.00 3,293,702
2,505
5.000%, 4/01/30
4/27 at 100.00 2,535,754
2,810
5.000%, 4/01/31
4/27 at 100.00 2,843,354
5,045 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 5,013,802
4,435 Murfreesboro, Tennessee, General Obligation Bonds, Series 2021, 3.000%,
6/01/30
6/29 at 100.00 4,084,592
5,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 5,013,345
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 15,090,318
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 4,161,488
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 406,296
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 3,021,154
6,320 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 6,027,668
5,795 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 5,378,676
6,175 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 5,519,272
2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 1,820,348
3,930 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 3,067,252
4,145 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 2,760,382
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
128
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 1.4% (continued)
$ 7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 $ 4,915,551
5,560 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 3,660,251
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,453,170
5,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 4,990,396
7,800 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 7,734,880
Total Tennessee 102,384,271
Texas - 4.9%
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
2,610
5.000%, 1/01/28
1/27 at 100.00 2,606,210
2,840
5.000%, 1/01/30
1/27 at 100.00 2,837,568
1,600
5.000%, 1/01/32
1/27 at 100.00 1,596,714
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 5,086,350
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
1,950 (c)
5.000%, 1/01/32, (Pre-refunded 7/01/25)
7/25 at 100.00 1,985,340
1,525 (c)
5.000%, 1/01/33, (Pre-refunded 7/01/25)
7/25 at 100.00 1,552,638
1,165 (c)
5.000%, 1/01/34, (Pre-refunded 7/01/25)
7/25 at 100.00 1,186,114
City of Houston, Texas, Convention & Entertainment Facilities Department
Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019
:
1,120
5.000%, 9/01/32
9/28 at 100.00 1,167,007
1,000
5.000%, 9/01/34
9/28 at 100.00 1,042,715
1,000
5.000%, 9/01/35
9/28 at 100.00 1,039,145
1,000
5.000%, 9/01/36
9/28 at 100.00 1,033,018
Collin County, Texas, General Obligation Bonds, Limited Tax Permanent
Improvement Series 2023
:
3,240
5.000%, 2/15/36
2/33 at 100.00 3,511,350
1,225
5.000%, 2/15/37
2/33 at 100.00 1,312,783
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C.
:
2,855
5.000%, 11/01/24, (AMT)
No Opt. Call 2,869,409
8,570
5.000%, 11/01/26, (AMT)
No Opt. Call 8,707,969
9,070
5.000%, 11/01/27, (AMT)
No Opt. Call 9,289,235
5,900 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 5,953,176
3,725 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
10/23 at 100.00 3,319,059
129
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 4.9% (continued)
Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020A
:
$ 5,215
4.125%, 7/01/26
No Opt. Call $ 5,231,389
4,025
3.950%, 7/01/27
No Opt. Call 4,034,396
3,060
3.750%, 7/01/28
No Opt. Call 3,052,218
6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-
2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 6,941,700
3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022B,
5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,800,199
6,235 (c) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 6,314,969
1,150 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%,
10/01/35
10/29 at 100.00 1,102,881
5,140 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 5,199,740
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call 425,078
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A
:
4,795
5.000%, 11/15/24 - AGM Insured
No Opt. Call 4,840,462
4,600
5.000%, 11/15/25 - AGM Insured
11/24 at 100.00 4,647,592
3,745
5.000%, 11/15/26 - AGM Insured
11/24 at 100.00 3,788,272
12,050
5.000%, 11/15/27 - AGM Insured
11/24 at 100.00 12,171,453
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34
2/26 at 100.00 11,821,592
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
6,995
5.000%, 7/01/28 - AGM Insured, (AMT)
No Opt. Call 7,209,314
11,005
5.000%, 7/01/30 - AGM Insured, (AMT)
No Opt. Call 11,466,699
11,535
5.000%, 7/01/32 - AGM Insured, (AMT)
No Opt. Call 12,134,520
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 2,403,954
1,740 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 1,447,340
Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2018D
:
3,085
5.000%, 11/15/32
11/28 at 100.00 3,242,020
2,615
5.000%, 11/15/33
11/28 at 100.00 2,746,029
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/31
9/24 at 100.00 1,331,641
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
130
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 4.9% (continued)
$ 1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2021, 3.000%, 9/01/33
9/31 at 100.00 $ 866,968
2,265 (c) Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded 8/01/24)
8/24 at 100.00 2,285,152
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015
:
1,000
5.000%, 11/01/26, (AMT)
11/25 at 100.00 1,007,342
2,025
5.000%, 11/01/27, (AMT)
11/25 at 100.00 2,039,772
1,570
5.000%, 11/01/28, (AMT)
11/25 at 100.00 1,581,784
2,000
5.000%, 11/01/29, (AMT)
11/25 at 100.00 2,014,654
2,000
5.000%, 11/01/30, (AMT)
11/25 at 100.00 2,014,536
Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2021
:
3,825
5.000%, 5/15/26
No Opt. Call 3,934,808
4,070
5.000%, 5/15/27
No Opt. Call 4,236,683
4,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 2001A,
2.600%, 11/01/29
No Opt. Call 3,898,096
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
2,340
5.000%, 12/01/25
No Opt. Call 2,300,239
2,720
5.250%, 12/01/28
12/25 at 100.00 2,680,500
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
10/23 at 103.00 2,589,263
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
3,860 (c)
7.000%, 9/01/43, (Pre-refunded 9/01/31)
9/31 at 100.00 4,612,772
9,190 (c)
6.750%, 9/01/45, (Pre-refunded 9/01/31)
9/31 at 100.00 11,034,666
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier,
Series 2019A
:
5,000
3.000%, 1/01/35
1/29 at 100.00 4,301,707
5,000
4.000%, 1/01/36
1/29 at 100.00 4,873,349
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier,
Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 5,644,716
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 2,835,857
5,280 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/34
2/25 at 100.00 5,064,487
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020, 3.625%, 1/01/35, (AMT), 144A
10/23 at 102.00 775,100
131
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 4.9% (continued)
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
$ 6,865
2.750%, 1/01/36, (AMT), 144A
10/23 at 103.00 $ 4,709,174
13,675
2.875%, 1/01/41, (AMT), 144A
10/23 at 103.00 8,526,611
1,000
3.000%, 1/01/50, (AMT), 144A
10/23 at 103.00 550,467
1,255 Port of Houston Authority, Harris County, Texas, General Obligation Bonds,
First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call 1,301,070
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 1,358,258
Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation,
Series 2021C
:
1,180
2.000%, 8/15/43
8/30 at 100.00 692,330
1,520
2.000%, 8/15/46
8/30 at 100.00 837,637
15,000 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien
CPS Energy Series 2014, 5.000%, 2/01/44
2/24 at 100.00 14,692,033
5,000 San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2015B, 4.000%, 5/15/35
5/25 at 100.00 5,018,949
1,940 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 1,898,733
4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 3,022,391
Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A
:
12,000
4.000%, 12/31/37
12/29 at 100.00 10,975,471
3,940
4.000%, 12/31/38
12/29 at 100.00 3,565,043
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
4,930
5.000%, 12/31/40, (AMT)
12/25 at 100.00 4,789,594
7,110
5.000%, 12/31/45, (AMT)
12/25 at 100.00 6,791,154
10,000 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 9,570,936
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
4,450
4.000%, 6/30/32
12/30 at 100.00 4,213,143
1,500
4.000%, 12/31/32
12/30 at 100.00 1,416,373
5,790 Texas State, General Obligation Bonds, College Student Loan Series
2023A, 5.000%, 8/01/36, (AMT)
8/33 at 100.00 6,089,778
5,000 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014A, 4.000%, 10/01/34
10/24 at 100.00 4,776,327
5,500 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 5,621,129
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
132
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 4.9% (continued)
$ 13,775 Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/34
8/24 at 100.00 $ 13,681,640
Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A
:
1,125
0.000%, 8/01/35
2/29 at 76.82 614,143
1,590
0.000%, 8/01/36
2/29 at 73.16 809,110
2,070
0.000%, 8/01/37
2/29 at 69.41 978,328
1,100
0.000%, 8/01/39
2/29 at 62.63 454,769
Total Texas 358,996,300
Utah - 0.7%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
1,055
3.250%, 3/01/31, 144A
9/26 at 103.00 914,333
1,600
3.500%, 3/01/36, 144A
9/26 at 103.00 1,285,282
1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds, Series
2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 1,193,435
1,790 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.125%, 6/01/36, 144A
12/26 at 103.00 1,405,509
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A
:
1,000
5.000%, 7/01/24, (AMT)
No Opt. Call 1,003,441
3,900
5.000%, 7/01/26, (AMT)
No Opt. Call 3,952,466
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,405
5.000%, 7/01/30, (AMT)
No Opt. Call 1,459,772
9,000
5.000%, 7/01/31, (AMT)
No Opt. Call 9,393,388
9,270
5.000%, 7/01/32, (AMT)
No Opt. Call 9,717,322
5,735
5.000%, 7/01/33, (AMT)
No Opt. Call 6,036,084
11,000
5.000%, 7/01/34, (AMT)
7/33 at 100.00 11,555,716
2,700
5.000%, 7/01/35, (AMT)
7/33 at 100.00 2,819,257
1,120
5.250%, 7/01/36, (AMT)
7/33 at 100.00 1,202,548
1,125
5.250%, 7/01/37, (AMT)
7/33 at 100.00 1,195,215
Total Utah 53,133,768
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 2,514,705
3,449 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.450%, 11/01/41
11/30 at 100.00 2,380,293
Total Vermont 4,894,998
Virginia - 2.0%
7,310 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 7,647,197
133
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 2.0% (continued)
$ 19,780 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35 2020 M053
No Opt. Call $ 15,588,535
Federal Home Loan Mortgage Corporation, Notes
:
19,015
3.150%, 1/15/36, 144A
10/31 at 100.00 16,149,455
5,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call 5,166,422
870 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/35
12/27 at 103.00 760,258
2,010 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call 1,836,774
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group,
Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 901,669
2,875 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century College & Equipment Programs, Series 2019A, 5.000%,
2/01/24
No Opt. Call 2,885,562
710 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 627,464
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 5,057,520
10,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2023D, 3.450%, 8/01/28
8/24 at 100.00 9,561,123
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
13,045
5.000%, 12/31/49, (AMT)
6/27 at 100.00 12,492,637
12,375
5.000%, 12/31/56, (AMT)
6/27 at 100.00 11,686,040
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022
:
5,400
5.000%, 7/01/32, (AMT)
1/32 at 100.00 5,644,333
4,000
5.000%, 1/01/34, (AMT)
1/32 at 100.00 4,177,779
4,890
5.000%, 7/01/36, (AMT)
1/32 at 100.00 5,024,423
3,285
5.000%, 7/01/37, (AMT)
1/32 at 100.00 3,341,903
4,540
5.000%, 1/01/38, (AMT)
1/32 at 100.00 4,590,889
5,385
5.000%, 12/31/47, (AMT)
12/32 at 100.00 5,192,819
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022
:
7,000
4.000%, 7/01/33, (AMT)
1/32 at 100.00 6,504,254
7,250
4.000%, 7/01/34, (AMT)
1/32 at 100.00 6,699,590
2,550
4.000%, 1/01/35, (AMT)
1/32 at 100.00 2,347,216
5,750
4.000%, 7/01/35, (AMT)
1/32 at 100.00 5,279,139
2,030 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call 2,043,487
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
134
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 2.0% (continued)
$ 2,130 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call $ 2,073,641
Total Virginia 143,280,129
Washington - 3.4%
21,235 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2019A, 5.000%, 7/01/37
7/29 at 100.00 22,252,789
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 8,203,709
8,800 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/31, (AMT)
5/27 at 100.00 8,983,410
Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019
:
10,300
5.000%, 4/01/29, (AMT)
No Opt. Call 10,639,752
9,685
5.000%, 4/01/30, (AMT)
4/29 at 100.00 10,001,382
8,510 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Private Activity Series 2022B, 5.000%, 8/01/29, (AMT)
No Opt. Call 8,803,796
2,920 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2016, 5.000%, 2/01/29
2/26 at 100.00 2,990,878
2,740 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/32, (AMT)
8/31 at 100.00 2,864,545
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/37
12/26 at 100.00 2,190,822
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 2,066,201
2,200 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 2,202,330
8,285 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 8,322,157
9,800 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 9,928,955
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015
:
2,730 (c)
5.000%, 1/01/26, (Pre-refunded 7/01/25)
7/25 at 100.00 2,786,416
1,285 (c)
5.000%, 1/01/27, (Pre-refunded 7/01/25)
7/25 at 100.00 1,311,555
4,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/40
8/25 at 100.00 4,245,165
5,875 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/35
8/25 at 100.00 5,846,012
2,055 (c) Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth,
Refunding Series 2014A, 5.000%, 11/15/24, (Pre-refunded 5/15/24)
5/24 at 100.00 2,066,805
135
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 3.4% (continued)
$ 14,085 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/33
10/23 at 100.00 $ 14,085,342
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
4,030
5.000%, 10/01/30
10/28 at 100.00 4,098,118
3,170
5.000%, 10/01/31
10/28 at 100.00 3,220,434
3,140
5.000%, 10/01/32
10/28 at 100.00 3,188,372
3,485
5.000%, 10/01/33
10/28 at 100.00 3,541,296
Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017
:
5,120
5.000%, 8/15/29
8/27 at 100.00 5,198,264
5,005
5.000%, 8/15/34
8/27 at 100.00 4,991,749
6,015
5.000%, 8/15/36
8/27 at 100.00 5,841,320
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%, 7/01/28, 144A
10/23 at 100.00 3,808,215
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 4,543,613
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 3,787,389
40,316 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35 2021 0
No Opt. Call 34,867,729
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call 5,113,019
11,035 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2023B, 5.000%, 7/01/42
7/33 at 100.00 11,569,070
11,265 Washington State, General Obligation Bonds, Various Purpose Refunding
Series R-2022C, 4.000%, 7/01/27
No Opt. Call 11,440,375
6,750 Washington State, General Obligation Bonds, Various Purpose Series
2021A, 5.000%, 8/01/44
8/30 at 100.00 6,986,887
4,000 Washington State, General Obligation Bonds, Various Purpose Series
2023A, 5.000%, 8/01/45
8/32 at 100.00 4,173,410
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
10/23 at 100.00 4,515,689
Total Washington 250,676,970
West Virginia - 0.0%
1,365 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 1,368,444
Total West Virginia 1,368,444
Wisconsin - 2.0%
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A
:
4,455
2.000%, 3/01/26
No Opt. Call 4,169,406
4,555
2.000%, 3/01/27
No Opt. Call 4,151,821
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
136
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.0% (continued)
$ 10,000 Public Finance Authority of Wisconsin, Lease Development Revenue
Bonds, KU Campus Development Corporation-Central District
Development Project, Series 2016, 5.000%, 3/01/41
3/26 at 100.00 $ 9,960,945
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%,
12/01/37, 144A
12/27 at 100.00 22,580,440
Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2
:
4,430
3.300%, 10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 4,326,968
8,180
3.700%, 10/01/46, (Mandatory Put 10/01/30)
No Opt. Call 7,887,649
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University
of Health Sciences, Series 2020
:
230
3.000%, 4/01/25, 144A
No Opt. Call 222,271
30 (c)
3.000%, 4/01/25, (ETM), 144A
No Opt. Call 29,577
12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 11,200,504
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call 16,064,419
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 7,245,410
2,920 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 2,764,817
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
4,170
4.050%, 11/01/30
5/26 at 100.00 3,967,211
9,085
4.300%, 11/01/30
5/26 at 100.00 8,777,784
Wisconsin Health & Educational Facs Authority, Health Facilities Revenue
Bonds, UnityPoint Health Project, Series 2014A
:
1,080
5.000%, 12/01/26
11/24 at 100.00 1,086,051
4,090
5.000%, 12/01/27
11/24 at 100.00 4,110,791
7,750 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Advocate Aurora Health Credit Group, Series 2018 B-1, 5.000%, 8/15/54,
(Mandatory Put 7/01/27)
7/26 at 100.00 7,928,630
3,660 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 3,361,384
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 2,422,755
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%,
8/15/36
8/28 at 100.00 1,309,237
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Gundersen Health System, Refunding Series 2021A
:
2,620
4.000%, 10/15/34
10/31 at 100.00 2,553,793
1,455
4.000%, 10/15/35
10/31 at 100.00 1,392,588
137
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.0% (continued)
$ 6,350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 $ 6,365,437
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/37
1/27 at 103.00 1,159,080
4,265 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 4,186,946
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39
11/26 at 103.00 1,594,991
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2015
:
835
5.000%, 12/15/23
No Opt. Call 836,128
1,330
5.000%, 12/15/25
12/24 at 100.00 1,340,282
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 2,120,034
1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 1,113,501
Total Wisconsin 146,230,850
Wyoming - 1.0%
18,775 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin
Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A,
3.625%, 7/15/39
5/29 at 100.00 15,087,421
Casper Community College District, Natrona County, Wyoming, Revenue
Bonds, Refunding Series 2021
:
960
4.000%, 4/15/37
4/31 at 100.00 900,854
1,000
4.000%, 4/15/38
4/31 at 100.00 919,507
1,070
4.000%, 4/15/40
4/31 at 100.00 947,554
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:
800
5.000%, 6/01/33
6/32 at 100.00 857,463
1,415
5.000%, 6/01/34
6/32 at 100.00 1,511,799
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 25,667,751
4,215 University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage
Program, Refunding Series 2021A, 5.000%, 6/01/26
No Opt. Call 4,348,125
2,790 Wyoming Community Development Authority, Housing Revenue Bonds,
2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 2,736,963
6,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 4,749,707
3,250 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 2,515,533
6,675 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 4,414,868
Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
138
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming - 1.0% (continued)
$ 6,000 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 $ 4,005,443
2,700 Wyoming Community Development Authority, Housing Revenue Bonds,
2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 2,520,636
Total Wyoming 71,183,624
Total Municipal Bonds
(cost $7,645,867,845) 6,990,581,731
Shares Description (a) Value
X –
COMMON STOCKS - 2.9% X 212,572,748
Utilities - 2.9%
2,665,489 (h),(i) Energy Harbor Corp $ 212,572,748
Total Utilities 212,572,748
Total Common Stocks
(cost $55,930,174) 212,572,748
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.3% X 18,685,309
$ 4,725 Federal Home Loan Mortgage Corporation, Notes, 2022
M068
3.150% 10/15/36 $ 3,789,893
3,790 Federal Home Loan Mortgage Corporation, Notes, 2023
23-ML15
4.140% 1/25/40 3,326,580
4,773 Freddie Mac Multi-Family ML Certificates, Series ML 08,
Series 2021, 2021 ML08
1.877% 7/25/37 3,381,610
8,084 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, 2021 ML10
2.032% 1/25/38 5,605,739
2,995 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875% 1/20/38 2,581,487
Total Asset-Backed and Mortgage-Backed Securities
(cost $24,372,001) 18,685,309
Total Long-Term Investments
(cost $7,726,170,020) 7,221,839,788
Other Assets & Liabilities, Net -   0.9% 67,498,946
Net Assets - 100% $ 7,289,338,734
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
139
(h) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%,
3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project,
Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of
ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
140
Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.2%
X –
MUNICIPAL BONDS - 96.2% X 5,365,321,263
Alabama - 2.4%
$ 10,000 (c) Alabama Federal Aid Highway Finance Authority, Special Obligation
Revenue Bonds, Series 2016A, 5.000%, 9/01/35, (Pre-refunded 9/01/26)
9/26 at 100.00 $ 10,385,347
1,760 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 1,728,211
10,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 5 Series 2020A-1, 4.000%, 10/01/49, (Mandatory Put 10/01/26)
7/26 at 100.65 9,755,312
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put 12/01/26)
9/26 at 100.68 7,291,983
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 3,186,711
3,600 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 3,466,489
1,000 (c) Cental Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT), 144A
7/25 at 103.00 1,033,856
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 8,054,522
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 11,086,051
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call 23,367,193
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding Series
2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call 7,135,088
17,500 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49, (Mandatory
Put 6/01/24)
3/24 at 100.29 17,385,706
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put 12/01/31)
9/31 at 100.62 8,376,483
13,785 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.34 13,774,391
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put 7/01/29)
4/29 at 100.18 10,069,843
Total Alabama 136,097,186
Alaska - 1.2%
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2016A-II, 1.900%, 12/01/24
No Opt. Call 1,340,342
141
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alaska - 1.2% (continued)
$ 12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 $ 9,062,808
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 17,148,664
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General
Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 2,699,246
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 6,022,227
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
1,655
5.000%, 1/01/24, (AMT)
No Opt. Call 1,654,497
3,565
5.000%, 1/01/26, (AMT)
7/25 at 100.00 3,558,341
Alaska Industrial Development and Export Authority, Revenue Bonds,
Greater Fairbanks Community Hospital Foundation Project, Refunding
Series 2019
:
5,145
5.000%, 4/01/27
No Opt. Call 5,263,719
5,355
5.000%, 4/01/28
No Opt. Call 5,519,455
5,575
5.000%, 4/01/29
No Opt. Call 5,764,405
Alaska State, General Obligation Bonds, Series 2023A
:
2,570
5.000%, 8/01/24
No Opt. Call 2,593,703
2,020
5.000%, 8/01/25
No Opt. Call 2,061,760
Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1
:
550
5.000%, 6/01/24
No Opt. Call 552,870
1,000
5.000%, 6/01/25
No Opt. Call 1,014,069
Total Alaska 64,256,106
Arizona - 1.5%
Arizona State, Certificates of Participation, Refunding Series 2019A
:
5,550 (c)
5.000%, 10/01/26, (ETM)
No Opt. Call 5,739,410
5,055 (c)
5.000%, 10/01/27, (ETM)
No Opt. Call 5,304,494
6,760 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 6,618,093
8,935 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 8,943,580
11,885 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 12,021,386
3,600 Chandler, Arizona, General Obligation Bonds, Series 2017, 2.300%,
7/01/28
7/27 at 100.00 3,225,275
4,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 4.125%, 9/01/32, (AMT),
(Mandatory Put 3/31/26)
No Opt. Call 3,938,093
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
142
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 1.5% (continued)
$ 5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-1, 5.000%, 1/01/53, (Mandatory Put
5/15/26)
11/25 at 100.82 $ 5,109,769
3,030 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.550%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
10/23 at 100.00 3,022,937
10,050 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory Put
6/01/24)
No Opt. Call 9,925,358
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 3,927,595
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory Put
10/01/26)
No Opt. Call 1,876,518
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series 2014A,
4.000%, 7/01/24
No Opt. Call 1,270,721
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series
2015, 5.000%, 7/01/26
7/25 at 100.00 3,687,388
1,135 Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D, 5.000%, 7/01/24
No Opt. Call 1,144,711
2,055 Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series
2014, 5.000%, 8/01/24
No Opt. Call 2,073,953
2,470 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2. TEMPS
-60, 1.125%, 12/01/26
10/23 at 100.00 2,453,652
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.300%,
6/01/27, (AMT)
No Opt. Call 3,279,661
Total Arizona 83,562,594
Arkansas - 0.5%
11,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 10,580,814
2,200 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 2,055,886
Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue
Bonds, Baptist Health, Series 2014
:
1,760
5.000%, 12/01/23
No Opt. Call 1,761,599
2,195
5.000%, 12/01/24
No Opt. Call 2,211,718
2,045 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 1,712,242
143
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas - 0.5% (continued)
Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Refunding Series 2019
:
$ 2,560
3.000%, 2/01/27
8/24 at 100.00 $ 2,444,555
3,790
3.000%, 2/01/28
8/24 at 100.00 3,575,174
3,915
3.000%, 2/01/29
8/24 at 100.00 3,636,760
Total Arkansas 27,978,748
California - 3.3%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45, (Mandatory Put
4/01/26)
10/25 at 100.00 16,674,585
4,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 3,993,144
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 4,842,466
California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A
:
605
5.000%, 6/01/24
No Opt. Call 608,518
805
5.000%, 6/01/25
No Opt. Call 815,055
1,980
5.000%, 6/01/26
No Opt. Call 2,022,476
840
5.000%, 6/01/27
No Opt. Call 865,985
1,185
5.000%, 6/01/28
No Opt. Call 1,231,297
1,475
5.000%, 6/01/29
No Opt. Call 1,545,178
6,335 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2011A, 3.000%, 3/01/41, (Mandatory Put
3/01/24)
10/23 at 100.00 6,295,560
3,230 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call 3,455,828
8,765 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,433,339
3,045 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%,
10/01/39, (Mandatory Put 10/01/25)
10/25 at 100.00 3,103,244
15,435 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
10/23 at 100.00 15,341,205
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured, (AMT)
6/28 at 100.00 17,397,652
California Municipal Finance Authority, Reveue Bonds, Community Medical
Centers, Series 2017A
:
1,920
5.000%, 2/01/24
No Opt. Call 1,924,352
1,700
5.000%, 2/01/25
No Opt. Call 1,711,108
2,000
5.000%, 2/01/26
No Opt. Call 2,018,383
1,500
5.000%, 2/01/27
No Opt. Call 1,524,585
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
144
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 3.3% (continued)
$ 9,270 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%, 10/01/44,
(AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 $ 8,109,608
1,525 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,514,776
6,840 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 6,617,205
9,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call 8,809,836
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-
1, 3.000%, 11/01/25, (AMT)
No Opt. Call 6,466,597
5,600 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 5,635,648
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 999,149
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A
:
1,070
5.000%, 12/01/26, 144A
No Opt. Call 1,069,523
350
5.000%, 12/01/27, 144A
No Opt. Call 348,405
765 (c) California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/24, (ETM)
No Opt. Call 773,008
345 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45, (Mandatory
Put 11/01/29)
No Opt. Call 369,121
5,010 (c) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 5,120,431
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A
:
1,000
5.000%, 5/15/25, (AMT)
No Opt. Call 1,012,629
1,500
5.000%, 5/15/26, (AMT)
No Opt. Call 1,529,945
2,250
5.000%, 5/15/27, (AMT)
No Opt. Call 2,313,770
2,000
5.000%, 5/15/28, (AMT)
No Opt. Call 2,074,477
2,835
5.000%, 5/15/29, (AMT)
No Opt. Call 2,955,900
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call 4,086,818
4,725 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 5.000%,
5/15/26, (AMT)
No Opt. Call 4,819,325
145
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 3.3% (continued)
$ 2,780 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Refunding Series 2023D, 5.000%, 8/15/49, (Mandatory Put 10/15/30)
4/30 at 100.00 $ 3,001,983
2,025 San Diego Association of Governments, California, Capital Grants Receipts
Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B,
1.800%, 11/15/27
11/26 at 100.00 1,805,273
7,175 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A, 5.000%,
5/01/27, (AMT)
No Opt. Call 7,375,214
4,245 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/36, (AMT)
5/29 at 100.00 4,352,458
3,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/28, (AMT)
No Opt. Call 3,592,749
3,000 University of California, General Revenue Bonds, Series 2023BM, 5.000%,
5/15/28
No Opt. Call 3,237,273
Total California 181,795,081
Colorado - 2.8%
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
10/23 at 100.00 2,551,995
3,360 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-1, 5.000%, 11/15/58,
(Mandatory Put 11/15/28)
11/27 at 101.76 3,532,110
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24
5/24 at 100.00 7,659,342
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 19,798,395
11,945 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 12,102,181
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call 1,017,827
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62, (Mandatory Put
8/15/28)
8/27 at 102.27 13,650,612
4,635 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health
System, Refunding Series 2019A, 5.000%, 1/01/27
No Opt. Call 4,804,037
630 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 451,537
2,500 Colorado Housing and Finance Authority, Single Family Mortgage Bonds,
Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 1,736,584
473 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 4.500%, 12/01/27
10/23 at 103.00 459,147
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
146
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 2.8% (continued)
$ 12,935 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.000%, 11/15/26, (AMT)
No Opt. Call $ 13,204,105
4,580 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022C, 5.000%, 11/15/25
No Opt. Call 4,696,302
7,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call 7,050,383
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
13,115
5.000%, 12/01/24, (AMT)
No Opt. Call 13,201,580
2,470
5.000%, 12/01/26, (AMT)
No Opt. Call 2,511,462
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call 9,412,878
3,000 (d) E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2021B, 3.914%, 9/01/39, (Mandatory Put 9/01/24) (SOFR*0.67% reference rate + 0.350% spread)
6/24 at 100.00 2,989,144
2,957 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A, 4.625%, 12/01/27
10/23 at 103.00 2,875,622
Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A
:
575
5.000%, 1/15/24
No Opt. Call 574,918
475
5.000%, 7/15/24
No Opt. Call 475,296
325
5.000%, 1/15/25
No Opt. Call 325,552
400
5.000%, 7/15/25
No Opt. Call 403,989
500
3.000%, 1/15/26
No Opt. Call 485,976
425
5.000%, 7/15/26
No Opt. Call 432,737
1,425
5.000%, 1/15/27
No Opt. Call 1,456,997
625
5.000%, 7/15/27
No Opt. Call 642,370
555 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 525,924
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.375%, 12/01/30
12/25 at 102.00 363,581
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%,
12/01/31
3/26 at 103.00 698,279
17,525 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put 11/15/24)
5/24 at 100.00 17,592,524
6,395 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call 6,086,619
Total Colorado 153,770,005
Connecticut - 2.3%
6,665 Connecticut Health and Educational Facilities Authority, Chefa Revenue
Bonds, Yale University, Remarketing Series 2017B-2, 3.200%, 7/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 6,469,947
147
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Connecticut - 2.3% (continued)
$ 1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call $ 1,224,264
27,535 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory Put 7/12/24)
No Opt. Call 26,584,558
9,620 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Series 2017C-2, 2.800%, 7/01/57, (Mandatory Put 2/03/26)
No Opt. Call 9,276,632
17,810 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale University, Variable Rate Demand Obligations, Series 1999-U1,
1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call 17,030,957
28,090 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49, (Mandatory
Put 7/01/24)
1/24 at 100.00 27,441,239
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 1,877,675
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 4,099,803
3,525 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 2,827,579
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 3,130,057
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 908,673
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 2,957,498
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 2,748,822
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 8,824,836
1,500 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call 1,561,410
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 2022B
:
6,085
5.000%, 7/01/25
No Opt. Call 6,204,554
3,210
5.000%, 7/01/26
No Opt. Call 3,322,783
1,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/25 - AGM Insured
10/23 at 100.00 1,000,711
Total Connecticut 127,491,998
Delaware - 0.8%
27,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45,
(Mandatory Put 10/01/25)
10/25 at 100.00 24,809,863
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40,
(Mandatory Put 10/01/25)
10/25 at 100.00 8,183,572
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
148
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Delaware - 0.8% (continued)
$ 14,130 Delaware Economic Development Authority, Gas Facilities Revenue Bonds,
Delmarva Power & Light Company Project, Refunding Series 2020, 1.050%,
1/01/31, (Mandatory Put 7/01/25)
No Opt. Call $ 13,257,279
Total Delaware 46,250,714
District of Columbia - 1.9%
5,005 District of Columbia, General Obligation Bonds, Series 2023B, 5.000%,
6/01/26
No Opt. Call 5,178,482
2,405 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/26
No Opt. Call 2,505,144
25,040 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call 25,683,280
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/32, (AMT)
10/26 at 100.00 5,044,116
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A
:
10,855
5.000%, 10/01/23, (AMT)
No Opt. Call 10,855,000
7,320
5.000%, 10/01/25, (AMT)
No Opt. Call 7,409,581
8,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call 8,441,793
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
2,500
5.000%, 10/01/26, (AMT)
No Opt. Call 2,549,118
2,700
5.000%, 10/01/27, (AMT)
No Opt. Call 2,779,615
8,000
5.000%, 10/01/28, (AMT)
No Opt. Call 8,298,668
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A
:
9,000
5.000%, 10/01/31, (AMT)
No Opt. Call 9,472,638
9,000
5.000%, 10/01/32, (AMT)
No Opt. Call 9,513,511
6,540
5.000%, 10/01/33, (AMT)
10/32 at 100.00 6,891,540
Total District of Columbia 104,622,486
Florida - 4.4%
4,185 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/27, (AMT)
10/25 at 100.00 4,218,880
Broward County, Florida, Airport System Revenue Bonds, Series 2017
:
1,040
5.000%, 10/01/23, (AMT)
No Opt. Call 1,040,000
2,000
5.000%, 10/01/34, (AMT)
10/27 at 100.00 2,035,051
11,225 Citizens Property Insurance Corporation, Florida, Coastal Account Senior
Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 11,312,706
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
18,680
6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A
10/23 at 101.00 18,619,940
26,750
6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
10/23 at 102.00 25,497,509
24,930
6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A
10/23 at 102.00 23,698,523
149
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 4.4% (continued)
$ 9,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
10/23 at 101.00 $ 9,718,649
23,660 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
(Mandatory Put 10/03/23), 144A
10/23 at 100.00 24,606,400
21,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
11/23 at 100.00 20,790,330
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 1,564,263
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 6,581,567
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 1,616,835
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 2,020,719
Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015C
:
5,000
4.000%, 6/01/32
6/24 at 100.00 4,820,932
5,910
4.000%, 6/01/34
6/24 at 100.00 5,897,181
10,000 Florida State Board of Education, Public Education Capital Outlay Bonds,
Refunding Series 2015E, 4.000%, 6/01/34
6/25 at 100.00 9,755,026
17,395 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/27, (AMT)
No Opt. Call 17,907,925
10,000 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 10,070,535
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Forward Delivery
Series 2022A, 5.000%, 10/01/25
No Opt. Call 2,049,443
Manatee County School District, Florida, Sales Tax Revenue Bonds, Series
2017
:
2,800
5.000%, 10/01/25 - AGM Insured
No Opt. Call 2,861,106
2,340
5.000%, 10/01/26 - AGM Insured
No Opt. Call 2,414,505
2,080
5.000%, 10/01/27 - AGM Insured
4/27 at 100.00 2,151,953
3,110
5.000%, 10/01/28 - AGM Insured
4/27 at 100.00 3,223,378
2,600
5.000%, 10/01/29 - AGM Insured
4/27 at 100.00 2,693,097
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/36, (AMT)
10/24 at 100.00 4,995,436
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory Put
7/01/24)
No Opt. Call 2,428,826
Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent
Contract Payments, Refunding Senior Series 2017A
:
2,170
5.000%, 11/01/29 - AGM Insured
11/27 at 100.00 2,256,968
9,215
5.000%, 11/01/30 - AGM Insured
11/27 at 100.00 9,544,912
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
150
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 4.4% (continued)
$ 2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call $ 2,203,166
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,215
5.000%, 8/15/24
No Opt. Call 2,230,874
5,500
5.000%, 8/15/25
No Opt. Call 5,581,660
280 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40
10/23 at 100.00 259,463
305 (f) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
10/23 at 100.00 3
Total Florida 246,667,761
Georgia - 2.1%
Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G
:
2,000
5.000%, 7/01/26, (AMT) , (WI/DD)
No Opt. Call 2,034,660
1,250
5.000%, 7/01/27, (AMT) , (WI/DD)
No Opt. Call 1,283,319
2,625
5.000%, 7/01/28, (AMT) , (WI/DD)
No Opt. Call 2,716,822
5,000
5.000%, 7/01/29, (AMT) , (WI/DD)
No Opt. Call 5,209,340
115 Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue
Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/29
1/24 at 100.00 114,956
2,500 Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue
Bonds, Subordinate Lien Green Series 2023E, 5.000%, 7/01/24, (AMT)
No Opt. Call 2,512,791
2,885 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 2,337,144
2,750 Georgia Housing and Finance Authority, Single Family Mortgage Bonds,
Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 2,033,092
24,620 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call 24,662,696
5,000 Georgia State, General Obligation Bonds, Refunding Series 2023C,
5.000%, 1/01/33
No Opt. Call 5,603,913
5,055
Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32
2/27 at 100.00 5,258,778
6,070 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 6,249,386
12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 12,311,839
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 9,502,582
18,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 17,825,560
6,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023A, 5.000%, 6/01/53, (Mandatory Put 6/01/30)
3/30 at 100.20 6,450,029
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 5,051,663
151
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 2.1% (continued)
$ 2,445 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023C, 5.000%, 9/01/53, (Mandatory Put 9/01/30)
6/30 at 100.15 $ 2,471,936
3,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1, 5.000%, 12/01/53, (Mandatory Put 6/01/31)
3/31 at 100.08 3,541,968
1,035 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series 2009-2,
3.875%, 10/01/48, (Mandatory Put 3/06/26)
No Opt. Call 1,013,634
Total Georgia 118,186,108
Guam - 0.1%
Guam Power Authority, Revenue Bonds, Refunding Series 2022A
:
3,125
5.000%, 10/01/23
No Opt. Call 3,125,000
2,365
5.000%, 10/01/24
No Opt. Call 2,372,543
Total Guam 5,497,543
Hawaii - 0.6%
2,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding
Series 2019, 3.200%, 7/01/39
7/29 at 100.00 1,602,217
17,140 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series
2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call 12,829,683
10,030 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Deparment of Budget and Finance of the State
of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call 7,654,823
5,895 Honolulu City and County, Hawaii, General Obligation Bonds, Refunding
Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 6,189,254
2,205 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26
7/25 at 100.00 2,249,153
Total Hawaii 30,525,130
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A
:
6,020
5.000%, 3/01/26
No Opt. Call 6,114,312
4,320
5.000%, 3/01/27
No Opt. Call 4,415,902
4,815
5.000%, 3/01/29
9/28 at 100.00 4,944,335
4,880
5.000%, 3/01/31
9/28 at 100.00 4,989,191
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call 12,705,349
Total Idaho 33,169,089
Illinois - 6.5%
Adams County School District 172, Quincy, Illinois, General Obligation
Bonds, Series 2016
:
1,290
5.000%, 2/01/25 - AGM Insured
No Opt. Call 1,304,903
1,455
5.000%, 2/01/27 - AGM Insured
2/26 at 100.00 1,485,115
Chanpaign County Community Unit School District 4, Illinois, General
Obligation Bonds, School Building Series 2020A
:
550
0.000%, 1/01/26
No Opt. Call 497,880
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
152
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 6.5% (continued)
$ 780
0.000%, 1/01/27
No Opt. Call $ 676,791
585
0.000%, 1/01/28
No Opt. Call 487,411
19,250 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 20,761,485
3,300 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 3,308,631
Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2019A
:
1,065
0.000%, 12/01/25
No Opt. Call 959,122
1,455
0.000%, 12/01/26
No Opt. Call 1,247,655
13,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2015A., 5.000%, 1/01/32
1/25 at 100.00 13,025,481
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C
:
2,000
5.000%, 1/01/24
No Opt. Call 2,001,889
1,250
5.000%, 1/01/25
No Opt. Call 1,258,766
5,975
5.000%, 1/01/26
No Opt. Call 6,034,465
2,510 Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.000%, 1/01/34
1/32 at 100.00 2,581,105
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
7,725
5.000%, 1/01/24
No Opt. Call 7,736,145
4,360
5.000%, 1/01/25
No Opt. Call 4,394,964
1,970
5.000%, 1/01/26
No Opt. Call 2,003,717
2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021B,
4.000%, 11/15/24
No Opt. Call 2,100,418
Cook County, Illinois, General Obligation Bonds, Refunding Series 2022A
:
10,030
5.000%, 11/15/24
No Opt. Call 10,140,406
5,020
5.000%, 11/15/25
No Opt. Call 5,106,510
DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds, Limited Tax Capital Appreciation School Series 2018
:
980
0.000%, 12/15/26
No Opt. Call 837,272
20 (c)
0.000%, 12/15/26, (ETM)
No Opt. Call 17,734
1,050
0.000%, 12/15/27
No Opt. Call 859,606
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 7,749,350
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul
Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put 3/03/26)
No Opt. Call 19,544,951
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series 2012,
1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call 10,236,349
3,270 Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Series 2008A-1, 4.000%, 11/01/30
No Opt. Call 3,136,223
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
2,240 (c)
5.000%, 9/01/24, (ETM)
No Opt. Call 2,260,240
153
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 6.5% (continued)
$ 865 (c)
5.000%, 9/01/25, (Pre-refunded 9/01/24)
9/24 at 100.00 $ 872,816
11,815 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 11,998,147
1,025 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call 1,034,732
Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital,
Series 2016A
:
1,075 (c)
5.000%, 8/15/24, (ETM)
No Opt. Call 1,083,645
2,000 (c)
5.000%, 8/15/25, (ETM)
No Opt. Call 2,037,149
3,000 (c)
5.000%, 8/15/26, (ETM)
No Opt. Call 3,092,500
1,000 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 1,035,819
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 7,167,205
2,000 Illinois Finance Authority, Water Facilities Revenue Bonds, American Water
Capital Corporation Project, Refunding Series 2020, 3.875%, 5/01/40,
(Mandatory Put 9/01/28)
No Opt. Call 1,945,200
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put 6/01/24)
6/24 at 100.00 17,369,303
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 7,246,681
2,655 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call 2,690,479
5,000 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/24
No Opt. Call 5,044,792
5,465 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/28
6/26 at 100.00 5,577,737
1,455 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 1,475,024
Illinois State, General Obligation Bonds, November Series 2017D
:
25,845
5.000%, 11/01/23
No Opt. Call 25,856,318
4,745
5.000%, 11/01/24
No Opt. Call 4,784,444
1,270
5.000%, 11/01/25
No Opt. Call 1,291,572
7,415
3.250%, 11/01/26
No Opt. Call 7,148,517
10,095
5.000%, 11/01/26
No Opt. Call 10,356,960
20,230
5.000%, 11/01/27
No Opt. Call 20,931,837
5,995
5.000%, 11/01/28
11/27 at 100.00 6,192,211
5,000 Illinois State, General Obligation Bonds, November Series 2019B, 5.000%,
11/01/30
11/29 at 100.00 5,230,837
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 10,900,738
3,755 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call 3,796,823
360 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 364,843
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
154
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 6.5% (continued)
$ 6,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call $ 6,097,807
Joliet, Illinois, Waterworks and Sewer Revenue Bonds, Senior Lien
Anticipation Notes Series 2022
:
5,000
5.000%, 1/01/24
No Opt. Call 5,001,905
5,000
5.000%, 1/01/25
No Opt. Call 5,021,227
LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois,
General Obligation Bonds, School Building Series 2017
:
1,085
5.000%, 12/01/23 - BAM Insured
No Opt. Call 1,086,251
1,235
5.000%, 12/01/26 - BAM Insured
No Opt. Call 1,267,459
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
775
5.000%, 12/15/25
No Opt. Call 780,879
1,925
5.000%, 12/15/26
No Opt. Call 1,952,223
360
5.000%, 12/15/27
No Opt. Call 368,055
1,945
5.000%, 12/15/28
12/27 at 100.00 1,989,461
650
5.000%, 12/15/30
12/27 at 100.00 664,079
309 Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds,
Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call 306,319
North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service
Area 19, Refunding Series 2019
:
1,000
4.000%, 2/01/33 - BAM Insured
2/28 at 100.00 1,002,778
1,000
4.000%, 2/01/36 - BAM Insured
2/28 at 100.00 946,812
1,895
4.000%, 2/01/40 - BAM Insured
2/28 at 100.00 1,705,810
2,010
4.000%, 2/01/44 - BAM Insured
2/28 at 100.00 1,780,224
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021
:
325
5.000%, 10/01/25 - BAM Insured
No Opt. Call 329,349
250
5.000%, 10/01/26 - BAM Insured
No Opt. Call 254,420
Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement
Revenue Bonds, Series 2017
:
2,680 (c)
5.000%, 6/01/24, (ETM)
No Opt. Call 2,696,761
6,245 (c)
5.000%, 6/01/25, (ETM)
No Opt. Call 6,352,345
Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove
Special Service Areas 1, 3 & 4, Refunding Series 2017
:
1,133
3.200%, 3/01/24 - BAM Insured
No Opt. Call 1,123,865
1,000
3.300%, 3/01/25 - BAM Insured
No Opt. Call 984,014
1,258
3.450%, 3/01/26 - BAM Insured
No Opt. Call 1,234,574
1,218
3.600%, 3/01/28 - BAM Insured
3/27 at 100.00 1,195,333
8,240 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Second Lien Series 2020A, 5.000%, 1/01/28
No Opt. Call 8,565,947
6,020 Sales Tax Securitization Corporation, Illinois, Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023A, 5.000%, 1/01/24
No Opt. Call 6,030,409
Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A
:
2,725
5.000%, 2/15/26
No Opt. Call 2,758,692
155
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 6.5% (continued)
$ 3,655
5.000%, 2/15/27
No Opt. Call $ 3,723,083
Total Illinois 363,500,994
Indiana - 4.0%
14,235 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2020A,
0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call 12,539,684
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series 2021B,
0.650%, 8/01/25
No Opt. Call 4,099,843
32,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%, 12/15/46, (AMT),
(Mandatory Put 11/15/23)
10/23 at 100.00 32,448,367
Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Southern Indiana Gas & Electric Company, Refunding Series 2013A
:
8,885
4.000%, 3/01/38, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 8,377,173
21,115
4.000%, 5/01/43, (AMT), (Mandatory Put 8/01/28)
5/28 at 100.00 19,707,909
1,100 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Refunding Series 2021A, 4.125%,
12/01/26
No Opt. Call 1,075,568
Indiana Finance Authority, Environmental Revenue Bonds, Duke Energy
Indiana, Inc. Project, Refunding Series 2009A-1
:
5,750
3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 5,622,472
7,430
4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32)
6/27 at 100.00 7,278,181
13,330 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-1, 5.000%,
10/01/62, (Mandatory Put 7/01/28)
7/27 at 101.76 13,901,185
13,600 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58,
(Mandatory Put 7/01/25)
1/25 at 100.00 13,102,352
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46,
(Mandatory Put 1/01/26)
6/25 at 100.00 7,233,042
145 (c) Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project,
Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call 145,000
Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Refunding First Lien Forward Delivery Series 2022A
:
1,500
5.000%, 10/01/26
No Opt. Call 1,554,202
1,635
5.000%, 10/01/27
No Opt. Call 1,720,043
1,250 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2015A, 5.000%, 10/01/26
10/24 at 100.00 1,262,941
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 2,509,683
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 872,374
2,590 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 1,807,558
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
156
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 4.0% (continued)
$ 4,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/29, (AMT)
1/24 at 100.00 $ 3,998,469
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call 8,075,330
10,805 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call 11,029,728
Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2014A
:
740
5.000%, 10/01/23
No Opt. Call 740,000
465
5.000%, 10/01/24
No Opt. Call 470,178
545
5.000%, 10/01/25
10/24 at 100.00 551,173
830
5.000%, 10/01/26
10/24 at 100.00 839,239
10,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding
First Lien Series 2016A, 5.000%, 10/01/23
No Opt. Call 10,000,000
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call 2,907,893
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call 11,092,322
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call 12,634,962
8,500 Terre Haute Sanitary District, Indiana, Revenue Bonds, Bond Anticipation
Notes Series 2023, 5.250%, 9/28/28
7/24 at 100.00 8,406,676
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call 1,592,709
10,555 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP
Products North America Inc. Project, Refunidng Series 2019A, 5.000%,
12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call 10,725,688
5,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 5,481,965
Total Indiana 223,803,909
Iowa - 0.3%
5,900 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 4.000%, 12/01/50,
(Mandatory Put 12/01/32)
12/29 at 103.00 5,511,512
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 2,193,265
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 1,806,040
2,620 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 2,143,309
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 2,190,746
157
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa - 0.3% (continued)
$ 1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 $ 1,427,636
Total Iowa 15,272,508
Kansas - 0.5%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
12/23 at 100.00 9,009,726
5,000 Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas
City Power and Light Company Project, Refunding Series 1993B, 2.950%,
12/01/23
10/23 at 101.00 4,986,774
10,345 Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B, 5.000%, 11/15/54, (Mandatory Put
11/15/31)
No Opt. Call 11,033,815
Total Kansas 25,030,315
Kentucky - 2.4%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds,
Duke Energy Kentucky, Refunding Series 2008A, 3.700%, 8/01/27
6/27 at 100.00 7,428,383
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call 5,398,400
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call 26,558,877
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A
:
6,000
5.000%, 6/01/24
No Opt. Call 6,019,606
4,200
5.000%, 6/01/25
No Opt. Call 4,221,126
3,350 Louisville and Jefferson County Metropolitan Government Board of Water
Works, Kentucky, Water System Revenue Bonds, Refunding Series 2022,
5.000%, 11/15/25
No Opt. Call 3,444,702
4,200 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023B, 5.000%, 10/01/47,
(Mandatory Put 10/01/29)
4/29 at 100.73 4,362,011
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001A, 0.900%, 9/01/26
No Opt. Call 3,545,655
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 6,869,082
18,090 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2005A, 1.750%, 2/01/35, (Mandatory Put 7/01/26)
No Opt. Call 16,833,291
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27
No Opt. Call 3,554,623
1,350 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28)
No Opt. Call 1,313,010
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
158
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 2.4% (continued)
$ 7,725 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 $ 7,653,657
1,300 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2020A, 4.000%, 12/01/50, (Mandatory Put 6/01/26)
3/26 at 100.63 1,275,136
2,950 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2022A-1, 4.000%, 8/01/52, (Mandatory Put 8/01/30)
5/30 at 100.38 2,788,006
3,250 Rural Water Financing Agency, Kentucky, Construction Notes, USDA Public
Projects Series 2023A, 3.900%, 11/01/25
11/23 at 100.00 3,179,585
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call 2,692,067
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call 8,811,670
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44, (AMT),
(Mandatory Put 9/01/27)
No Opt. Call 18,131,120
Total Kentucky 134,080,007
Louisiana - 3.5%
20,575 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Big
Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT), (Mandatory Put
12/01/24)
No Opt. Call 19,512,746
845 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 626,153
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A
:
1,825
5.000%, 10/01/23
No Opt. Call 1,825,000
1,105
5.000%, 10/01/24
No Opt. Call 1,111,938
3,000
4.000%, 10/01/25
No Opt. Call 2,982,250
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish Road
Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call 2,263,879
19,420 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical Corporation
Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 17,903,488
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call 6,032,301
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/01/23)
No Opt. Call 6,981,369
17,100 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory Put
5/15/25)
11/24 at 102.04 17,222,824
29,815 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call 30,031,317
159
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 3.5% (continued)
$ 4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/28)
No Opt. Call $ 4,119,830
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
1,010
5.000%, 5/15/29
5/25 at 100.00 1,023,099
1,000
5.000%, 5/15/30
5/25 at 100.00 1,013,040
1,565 (c) Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/24 - AGM Insured, (ETM)
No Opt. Call 1,579,141
Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second
Lien Series 2017C
:
2,655
5.000%, 5/01/29
11/27 at 100.00 2,767,937
3,040
5.000%, 5/01/30
11/27 at 100.00 3,155,853
3,070
5.000%, 5/01/31
11/27 at 100.00 3,180,365
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015
:
1,040
5.000%, 6/01/24
No Opt. Call 1,046,640
675
5.000%, 6/01/26
6/25 at 100.00 687,361
2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 2,938,326
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,723,711
16,405 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 16,120,047
18,565 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 18,224,590
20,810 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 19,469,041
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 9,355,706
Total Louisiana 194,897,952
Maine - 0.2%
610 Maine Health and Higher Educational Facilities Authority, Revenue Bonds,
Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call 613,923
2,955 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 2,074,948
1,165 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 897,253
3,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 2,128,681
2,030 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 1,388,467
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
160
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maine - 0.2% (continued)
$ 2,000 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 $ 1,471,240
Total Maine 8,574,512
Maryland - 1.4%
7,205 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call 7,384,515
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 9,114
2,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/26
No Opt. Call 1,961,109
17,825 Howard County, Maryland, General Obligation Bonds, Consolidated Public
Improvement Project, Refunding Series 2017D, 5.000%, 2/15/27
No Opt. Call 18,662,435
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2019C, 2.700%, 9/01/34
3/29 at 100.00 5,727,067
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2020A, 2.300%, 9/01/35
3/29 at 100.00 3,360,622
4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2020D, 1.950%, 9/01/35
9/29 at 100.00 3,505,413
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2021A, 1.800%, 9/01/36
3/30 at 100.00 8,298,707
8,310 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2021B, 1.875%, 9/01/36
3/30 at 100.00 5,773,777
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds, Series
2021C, 2.200%, 9/01/36
9/30 at 100.00 8,843,011
500 Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/24
No Opt. Call 501,829
545 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/24
No Opt. Call 545,034
4,580 Montgomery County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 4,902,628
9,870 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Refunding Series 2020, 5.000%, 6/01/25
No Opt. Call 10,077,952
Total Maryland 79,553,213
Massachusetts - 1.2%
Massachusetts Development Finance Agency Revenue Bonds, Lawrence
General Hospital Issue, Series 2014A
:
735
5.000%, 7/01/24
No Opt. Call 729,296
795
5.000%, 7/01/25
7/24 at 100.00 780,415
161
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts - 1.2% (continued)
$ 1,500 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call $ 1,520,605
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2
:
2,780
5.000%, 7/01/29
7/28 at 100.00 2,874,380
2,750
5.000%, 7/01/30
7/28 at 100.00 2,842,508
2,515
5.000%, 7/01/31
7/28 at 100.00 2,599,069
2,100
5.000%, 7/01/32
7/28 at 100.00 2,172,097
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G
:
130
5.000%, 7/15/24, 144A
No Opt. Call 130,071
125
5.000%, 7/15/25, 144A
No Opt. Call 123,425
160
5.000%, 7/15/26, 144A
No Opt. Call 156,953
170
5.000%, 7/15/27, 144A
No Opt. Call 165,840
175
5.000%, 7/15/28, 144A
No Opt. Call 169,522
220
5.000%, 7/15/30, 144A
No Opt. Call 208,379
15,000 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-4, 5.000%, 7/01/38, (Mandatory Put
1/25/24)
No Opt. Call 15,033,447
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 2,051,961
2,135 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A,
2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call 2,053,339
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
2.750%, 12/01/34
12/28 at 100.00 1,750,482
1,065 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3,
0.875%, 12/01/23
10/23 at 100.00 1,059,043
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022A-2
:
1,000
2.150%, 6/01/24
10/23 at 100.00 985,257
1,000
2.650%, 6/01/26
6/25 at 100.00 953,331
5,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 4,995,556
1,400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 1,342,523
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 4,173,967
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 3,591,845
1,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 721,704
2,725 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 1,970,984
7,385 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 5,389,078
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
162
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts - 1.2% (continued)
$ 5,000 Plymouth, Massachusetts, General Obligation Bonds, Anticipation Notes
Series 2023, 5.000%, 6/28/24
No Opt. Call $ 5,038,560
Total Massachusetts 65,583,637
Michigan - 1.8%
Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-Spectrum
Consolidation, Fixed Refunding Series 2022A
:
4,000
5.000%, 4/15/26
No Opt. Call 4,095,050
2,600
5.000%, 4/15/27
No Opt. Call 2,692,924
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory Put 11/16/26)
5/26 at 100.00 5,072,060
Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Senior Current Interest Series 2020A-CL-1
:
2,000
5.000%, 6/01/27
No Opt. Call 2,073,575
4,540
5.000%, 6/01/28
No Opt. Call 4,755,755
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 6,190,199
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
10/23 at 100.00 4,122,892
2,500 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
10/23 at 100.00 2,435,800
10,000 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2023A, 3.750%, 4/01/27
4/24 at 100.00 9,686,306
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 1,614,356
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 4,687,588
9,910 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 8,029,100
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 11,535,423
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 4,216,749
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 1,807,912
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A
:
45
5.000%, 11/15/24
No Opt. Call 45,614
620
5.000%, 11/15/25
No Opt. Call 637,017
3,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.000%, 11/15/26
No Opt. Call 3,129,120
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers
Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35,
(AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 6,690,529
163
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 1.8% (continued)
$ 7,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Collateralized Series 2023DT,
3.875%, 6/01/53, (AMT), (Mandatory Put 6/03/30)
3/30 at 100.00 $ 6,678,820
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine Project,
Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put 10/01/26)
No Opt. Call 2,243,920
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 1,167,216
7,500 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023E, 5.000%, 12/01/28 -
AGM Insured, (AMT) , (WI/DD)
No Opt. Call 7,719,888
Total Michigan 101,327,813
Minnesota - 1.0%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
2/24 at 100.00 16,437,784
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2014A
:
1,830 (c)
5.000%, 1/01/24, (ETM)
No Opt. Call 1,834,243
90
5.000%, 1/01/25
1/24 at 100.00 90,209
1,245 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 980,520
2,235 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 1,794,677
4,330 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 3,207,456
5,595 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 4,152,170
5,045 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 3,586,697
8,415 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 6,715,125
3,285 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Social Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 2,562,991
2,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 1,944,825
6,820 Minnesota Public Facilities Authority, State Clean Water Revolving Fund
Revenue Bonds, Series 2016A, 5.000%, 3/01/31
3/26 at 100.00 7,002,811
4,315 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
10/23 at 100.00 4,292,784
Total Minnesota 54,602,292
Mississippi - 0.7%
7,500 Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control
Revenue Bonds, International Paper Company Project, Refunding Series
2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 7,074,482
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
164
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 0.7% (continued)
$ 6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 $ 6,560,491
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 756,784
615 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 444,966
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%, 9/01/44,
(Mandatory Put 9/01/25)
3/25 at 100.00 9,891,624
5,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 4.125%, 9/01/36,
(Mandatory Put 8/28/24)
No Opt. Call 4,978,276
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call 3,691,653
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/01/27)
12/26 at 100.00 3,459,011
Mississippi State, Gaming Tax Revenue Bonds, Series 2019A
:
250
5.000%, 10/15/23
No Opt. Call 250,057
205
5.000%, 10/15/24
No Opt. Call 206,897
1,500
5.000%, 10/15/26
No Opt. Call 1,532,162
Total Mississippi 38,846,403
Missouri - 0.6%
755 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/23
No Opt. Call 754,308
5,260 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series 1998A,
2.900%, 9/01/33
7/27 at 102.00 4,649,746
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 9,723,803
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 4,448,745
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A
:
1,165
5.000%, 6/01/25
No Opt. Call 1,180,714
2,520
5.000%, 6/01/27
No Opt. Call 2,596,989
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2019C,
2.500%, 11/01/34
5/29 at 100.00 620,119
1,065 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021A,
1.950%, 11/01/36
5/30 at 100.00 731,131
165
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 0.6% (continued)
$ 1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2021B,
1.800%, 11/01/36
5/30 at 100.00 $ 1,334,883
Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A
:
2,420
5.000%, 1/01/25
No Opt. Call 2,447,801
5,100
5.000%, 1/01/26
1/25 at 100.00 5,156,404
855 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023B, 5.000%, 7/01/24, (AMT)
No Opt. Call 858,253
Total Missouri 34,502,896
Montana - 0.1%
Gallatin County, Montana, General Obligation Bonds, Series 2023
:
1,365
5.000%, 7/01/33
No Opt. Call 1,516,910
1,300
5.000%, 7/01/35
7/33 at 100.00 1,433,118
Lewis and Clark County School District 9 East Helena, Montana, General
Obligation Bonds, School Building Series 2018
:
1,000
5.000%, 7/01/27
No Opt. Call 1,044,974
1,055
5.000%, 7/01/28
No Opt. Call 1,115,151
1,335
5.000%, 7/01/29
7/28 at 100.00 1,410,896
750 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-
1, 1.850%, 12/01/36
6/30 at 100.00 552,809
500 Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B,
1.850%, 12/01/36
12/30 at 100.00 346,638
Total Montana 7,420,496
National - 0.0%
2,699 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36 2019 1
No Opt. Call 2,349,055
Total National 2,349,055
Nebraska - 0.8%
8,345 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 8,446,453
8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 8,027,207
4,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 4,827,242
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 823,159
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 1,677,420
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 6,528,521
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 1,722,400
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
166
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nebraska - 0.8% (continued)
$ 3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 $ 2,614,224
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,665,879
6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series
2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 6,054,062
Total Nebraska 42,386,567
Nevada - 1.0%
8,640 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call 8,782,317
1,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call 989,855
6,380 Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien
Notes Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 6,514,587
19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call 19,988,648
3,500 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power
Company Project, Refunding Series 2017, 3.750%, 1/01/36, (Mandatory
Put 3/31/26)
3/26 at 100.00 3,451,291
6,960 Director of Nevada State Department of Business and Industry, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.700%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
10/23 at 100.00 6,918,809
950 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 5.000%, 7/01/25
No Opt. Call 965,451
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 2,283,879
Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A
:
1,970
1.850%, 10/01/33
10/30 at 100.00 1,535,232
1,970
2.000%, 10/01/36
10/30 at 100.00 1,539,204
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 2,216,301
Total Nevada 55,185,574
New Hampshire - 0.3%
8,420 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call 8,112,640
New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A
:
11,000
4.500%, 10/01/33 , (WI/DD)
No Opt. Call 10,891,913
Total New Hampshire 19,004,553
167
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 3.1%
$ 10,299 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call $ 10,304,125
Delran Township, New Jersey, General Obligation Bonds, Series 2019
:
1,000
2.000%, 10/15/27
No Opt. Call 898,358
1,000
2.000%, 10/15/28
No Opt. Call 872,525
1,000
2.000%, 10/15/29
No Opt. Call 850,472
630 (c) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 631,124
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019
:
3,640
2.000%, 2/01/26 - BAM Insured
No Opt. Call 3,359,659
3,975
2.000%, 2/01/27 - BAM Insured
No Opt. Call 3,573,252
1,310 Mahwah Township, Bergen County, New Jersey, General Improvement,
Water and Sewer Utility Bonds, Series 2023, 1.000%, 1/15/25
No Opt. Call 1,248,955
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call 409,796
6,035 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 5,540,169
10,545 New Jersey Economic Development Authority, Revenue Bonds, Municipal
Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call 10,661,049
7,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 6/15/26 , (WI/
DD)
No Opt. Call 7,075,134
2,995 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 3,168,114
6,135 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33, (Pre-refunded
12/15/28)
12/28 at 100.00 6,597,164
300 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/24
No Opt. Call 301,611
1,300 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
10/23 at 100.50 1,296,680
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call 8,188,979
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 5.000%,
7/01/29
7/26 at 100.00 2,646,188
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021B
:
3,500
0.650%, 5/01/24
No Opt. Call 3,427,845
6,335
0.750%, 11/01/24
No Opt. Call 6,105,614
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I
:
2,515
2.650%, 10/01/24
No Opt. Call 2,477,948
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
168
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 3.1% (continued)
$ 2,915
2.750%, 4/01/25
No Opt. Call $ 2,852,728
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A
:
1,425
5.000%, 6/01/24
No Opt. Call 1,435,676
3,600
5.000%, 6/01/25
No Opt. Call 3,670,020
2,655
4.000%, 6/01/30
No Opt. Call 2,705,316
1,530
4.000%, 6/01/31
No Opt. Call 1,552,301
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A
:
4,370
5.000%, 6/15/24
No Opt. Call 4,393,467
5,220
5.000%, 6/15/28
6/26 at 100.00 5,325,209
3,070
5.000%, 6/15/29
6/26 at 100.00 3,131,394
12,185 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/25
No Opt. Call 12,428,927
3,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 3,782,013
500 Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021, 5.000%, 7/15/24
No Opt. Call 503,295
560 (c) Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call 560,664
3,200 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 3,180,040
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
5,420
5.000%, 6/01/24
No Opt. Call 5,453,274
4,000
5.000%, 6/01/25
No Opt. Call 4,053,427
4,010
5.000%, 6/01/26
No Opt. Call 4,089,752
1,000
5.000%, 6/01/27
No Opt. Call 1,027,857
2,490
5.000%, 6/01/28
No Opt. Call 2,577,657
16,305
5.000%, 6/01/29
6/28 at 100.00 16,858,051
2,385
4.000%, 6/01/37
6/28 at 100.00 2,235,368
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 6,063,175
6,710 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 6,415,263
Total New Jersey 173,929,635
New Mexico - 1.2%
13,620 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010A,
0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call 11,901,221
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010B,
3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 9,874,069
169
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 1.2% (continued)
New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission  Refunding Senior Lien, Series 2022A
:
$ 16,320
5.000%, 6/15/25
No Opt. Call $ 16,672,435
11,845
5.000%, 6/15/26
No Opt. Call 12,259,546
4,595 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 4,655,913
1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 1,444,145
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 1,451,628
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 743,617
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2015A
:
1,625
5.000%, 6/15/24
No Opt. Call 1,633,503
1,690
5.000%, 6/15/25
No Opt. Call 1,719,509
1,760
5.000%, 6/15/26
6/25 at 100.00 1,788,039
534 Winrock Town Center Tax Increment Development District 1, Albuquerque,
New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series
2022, 3.750%, 5/01/28, 144A
No Opt. Call 495,999
Total New Mexico 64,639,624
New York - 7.8%
10,000 Chautauqua County Capital Resource Corporation, New York, Facilities
Revenue Bonds, NRG Energy Project Refunding Series 2020, 4.250%,
4/01/42, (Mandatory Put 4/03/28)
No Opt. Call 9,653,565
1,725 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call 1,727,322
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Northwell
Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48, (Mandatory Put
11/01/28)
5/28 at 100.00 4,444,631
2,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/23, 144A
No Opt. Call 1,996,121
1,015 Dormitory Authority of the State of New York, Revenue Bonds, Rochester
Institute of Technology, Series 2020A.  Forward Delivery, 5.000%, 7/01/25
No Opt. Call 1,037,010
10,000 Grand Island, New York, General Obligation Bonds, Refunding Public
Improvement Series 2022, 4.000%, 10/06/23
No Opt. Call 9,999,969
4,310 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50, (Mandatory Put
9/01/25)
3/25 at 100.00 4,014,571
11,850 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Notes Series 2021, 1.000%, 9/01/25
10/23 at 100.00 10,971,900
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%,
11/15/32
11/26 at 100.00 5,174,503
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
170
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 7.8% (continued)
$ 1,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017B, 5.000%,
11/15/23
No Opt. Call $ 1,390,927
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/26
No Opt. Call 5,119,228
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E
:
1,500
5.000%, 11/15/30
No Opt. Call 1,559,318
2,250
5.000%, 11/15/32
11/30 at 100.00 2,363,729
10,850 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 10,994,383
6,100 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2005D-1, 3.894%,
11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330%
spread)
1/24 at 100.00 6,081,918
Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B
:
1,075
5.000%, 7/01/24
No Opt. Call 1,078,933
685
5.000%, 7/01/25
7/24 at 100.00 688,124
1,065
5.000%, 7/01/26
7/24 at 100.00 1,070,327
1,500
5.000%, 7/01/27
7/24 at 100.00 1,508,487
10,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023A-2, 3.700%, 5/01/63,
(Mandatory Put 12/30/27)
12/25 at 100.00 9,619,045
10,200 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Bond 2021K-2,
0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 9,276,807
5,760 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-
1B, 2.000%, 11/01/35
5/28 at 100.00 4,155,367
2,705 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-
2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
10/23 at 100.00 2,574,356
New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A
:
3,470
3.450%, 11/01/34
2/27 at 100.00 3,172,762
10,140
1.125%, 5/01/60, (Mandatory Put 11/01/24)
10/23 at 100.00 9,745,691
3,010 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B,
2.550%, 11/01/34
5/27 at 100.00 2,439,322
980 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning Disabilities
Inc., Short Term Auction Rate Series 1999, 2.250%, 10/01/29 - AGM
Insured
No Opt. Call 873,198
1,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 5.000%, 1/01/24 - AGM Insured
No Opt. Call 1,002,073
171
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 7.8% (continued)
$ 8,845 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%, 11/01/28
No Opt. Call $ 9,425,267
2,100 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal Series 2023B-1, 5.000%, 11/01/25
No Opt. Call 2,153,483
4,340 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
A-1, 5.000%, 8/01/33
8/26 at 100.00 4,440,458
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call 28,853,069
10,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
B-1, 5.000%, 8/01/25
No Opt. Call 10,220,939
3,125 New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1,
5.000%, 8/01/26
No Opt. Call 3,233,654
3,750 New York City, New York, General Obligation Bonds, Fiscal 2023 Series C,
5.000%, 8/01/25
No Opt. Call 3,832,852
4,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series D,
5.000%, 8/01/25
No Opt. Call 4,088,376
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call 4,897,585
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation, Series
2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call 44,171,964
6,890 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%,
5/01/25
10/23 at 100.00 6,467,396
14,650 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
10/23 at 100.00 13,396,735
New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2021J-2
:
5,940
1.000%, 11/01/61, (Mandatory Put 11/01/26)
10/23 at 100.00 5,303,814
5,000
1.100%, 11/01/61, (Mandatory Put 5/01/27)
6/24 at 100.00 4,350,145
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put 5/01/27)
3/24 at 100.00 9,346,123
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 7,297,008
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 3,119,417
6,670 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Sustainability Series 2023C-2, 3.800%, 11/01/62, (Mandatory Put
5/01/29)
8/25 at 100.00 6,426,008
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 223, 2.650%, 10/01/34
10/28 at 100.00 7,711,913
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 225, 2.000%, 10/01/35
10/29 at 100.00 1,738,842
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
172
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 7.8% (continued)
$ 3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 227, 2.100%, 10/01/35
10/29 at 100.00 $ 2,586,606
New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Series 231
:
3,425
2.000%, 10/01/33
4/30 at 100.00 2,674,488
9,990
2.200%, 10/01/36
4/30 at 100.00 7,108,120
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 3,301,469
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 12,823,806
4,610 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
10/23 at 100.00 4,583,244
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022
:
5,000
5.000%, 12/01/27, (AMT)
No Opt. Call 5,110,530
2,000
5.000%, 12/01/28, (AMT)
No Opt. Call 2,052,345
2,000
5.000%, 12/01/29, (AMT)
No Opt. Call 2,051,607
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call 2,911,340
Oyster Bay, Nassau County, New York, General Obligation Bonds,
Refunding Public Improvement Series 2022
:
1,000
5.000%, 8/01/25 - AGM Insured
No Opt. Call 1,022,449
1,060
5.000%, 8/01/26 - AGM Insured
No Opt. Call 1,099,743
1,000
5.000%, 8/01/27 - AGM Insured
No Opt. Call 1,053,959
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
3,105
5.000%, 12/01/26, (AMT)
No Opt. Call 3,168,140
10,000
5.000%, 12/01/27, (AMT)
No Opt. Call 10,286,150
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 4,069,156
4,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventh Series 2018, 5.000%, 9/15/25, (AMT)
No Opt. Call 4,052,807
5,000 Rye City School District, Westchester County, New York, General
Obligation Bonds, Series 2023, 5.000%, 6/28/24
No Opt. Call 5,040,412
Suffolk County Economic Development Corporation, New York, Revenue
Bonds, Catholic Health Services of Long Island Obligated Group Project,
Series 2014
:
520
5.000%, 7/01/25
7/24 at 100.00 522,371
500
5.000%, 7/01/27
7/24 at 100.00 502,829
Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2
:
1,170
5.000%, 6/01/24
No Opt. Call 1,177,641
2,370
5.000%, 6/01/25
No Opt. Call 2,409,843
173
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 7.8% (continued)
$ 2,220
5.000%, 6/01/26
No Opt. Call $ 2,280,582
2,200
5.000%, 6/01/28
No Opt. Call 2,303,073
2,450 (d) Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3
& 2005B-4, 3.938%, 1/01/32, (Mandatory Put 2/01/24) (SOFR*0.67%
reference rate + 0.380% spread) 2005 1
11/23 at 100.00 2,43 9,558
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2023A
:
5,000
5.000%, 11/15/25
No Opt. Call 5,121,845
15,000
5.000%, 11/15/26
No Opt. Call 15,555,808
18,100 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 19,077,548
1,925 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series A, 5.000%, 6/01/26
No Opt. Call 1,968,285
5,325 Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv, Series
2021SD, 2.875%, 7/01/26, 144A
No Opt. Call 5,050,986
Total New York 437,615,375
North Carolina - 0.7%
6,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2022A, 5.000%, 7/01/24
No Opt. Call 6,053,540
3,800 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018C, 3.450%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 3,735,358
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate Series
2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call 4,561,504
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call 1,536,42 2
810 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 624,539
2,755 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 2,251,731
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 3,651,244
North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A
:
3,125
5.000%, 1/01/26
No Opt. Call 3,186,183
1,140
5.000%, 1/01/27
1/26 at 100.00 1,162,628
1,615
5.000%, 1/01/28
1/26 at 100.00 1,647,279
2,000 (c) North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24,
(ETM)
No Opt. Call 2,003,097
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
174
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina - 0.7% (continued)
$ 3,285 Raleigh, North Carolina, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 4/01/26
No Opt. Call $ 3,393,923
5,010 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 5/01/25
No Opt. Call 5,106,931
Total North Carolina 38,914,379
North Dakota - 0.9%
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
10/23 at 100.00 8,173,627
6,905 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
10/23 at 100.00 6,778,386
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A
:
920
5.000%, 12/01/23
No Opt. Call 918,991
1,655
5.000%, 12/01/25
No Opt. Call 1,642,469
2,380
5.000%, 12/01/26
No Opt. Call 2,366,593
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call 2,540,268
Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021
:
200
3.000%, 5/01/25
No Opt. Call 190,351
225
4.000%, 5/01/27
No Opt. Call 213,971
500
3.000%, 5/01/28
5/27 at 100.00 444,448
400
3.000%, 5/01/29
5/27 at 100.00 349,446
430
3.000%, 5/01/30
5/27 at 100.00 368,268
355
3.000%, 5/01/32
5/27 at 100.00 291,937
5,815 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023B,, 5.125%, 7/01/25
7/24 at 100.00 5,834,069
5,330 Horace, Cass County, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023C, 5.000%, 5/01/32 , (WI/DD)
No Opt. Call 5,340,949
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2019C
:
6,190
2.800%, 7/01/32
7/28 at 100.00 5,342,116
1,570
3.000%, 7/01/34
7/28 at 100.00 1,356,544
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 2,116,260
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 2,472,552
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 2,645,840
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 1,926,567
Total North Dakota 51,313,652
175
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1
:
$ 1,500
5.000%, 6/01/27
No Opt. Call $ 1,547,440
15,900
5.000%, 6/01/28
No Opt. Call 16,569,193
6,420
5.000%, 6/01/29
No Opt. Call 6,748,662
9,435
5.000%, 6/01/30
No Opt. Call 9,992,764
11,390
5.000%, 6/01/31
6/30 at 100.00 12,049,675
1,300
5.000%, 6/01/32
6/30 at 100.00 1,372,957
6,620
5.000%, 6/01/33
6/30 at 100.00 6,979,651
7,370
5.000%, 6/01/34
6/30 at 100.00 7,761,384
11,530
5.000%, 6/01/35
6/30 at 100.00 12,128,700
1,520
4.000%, 6/01/37
6/30 at 100.00 1,458,772
2,525
4.000%, 6/01/38
6/30 at 100.00 2,386,124
1,015
4.000%, 6/01/39
6/30 at 100.00 948,568
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
1,225
5.000%, 12/01/24
No Opt. Call 1,234,330
1,000
5.000%, 12/01/25
No Opt. Call 1,015,595
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 5,645,587
875 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%, 12/01/23 -
BAM Insured
No Opt. Call 872,751
1,000 (c) Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease
Revenue Bonds, Columbus City & Franklin County Lessees, Refunding
Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call 1,001,267
5,120 (f) Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24
No Opt. Call 512
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 9/01/24
No Opt. Call 439
35,230 (f) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23
No Opt. Call 3,523
1,015 (f) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33
No Opt. Call 101
35 (f) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34
No Opt. Call 4
2,525 (f) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33
No Opt. Call 252
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 10,298,203
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
176
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 4.3% (continued)
$ 18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005B, 2.100%,
7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call $ 18,306,843
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005D, 2.100%,
10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 966,060
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007A, 2.500%,
8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 13,161,114
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2007B, 2.500%,
11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call 8,356,263
2,285 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014A, 2.400%,
12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 1,910,350
11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014B, 2.600%,
6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 9,969,891
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014C, 2.100%,
12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 966,060
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2014D, 1.900%,
5/01/26, (Mandatory Put 10/01/24)
No Opt. Call 6,363,407
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series 2015A,
4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call 19,692,823
10,680 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dueke
Energy Corporation Project, Refunding Series 2022A, 4.250%, 11/01/39,
(AMT), (Mandatory Put 6/01/27)
No Opt. Call 10,452,331
600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call 588,565
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 1,264,897
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 2,075,579
1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 1,212,596
3,710 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 2,754,997
2,925 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 2,228,080
Ohio State, General Obligation Bonds, Conservation Projects Refunding
Series 2022A
:
3,205
4.000%, 9/01/25
No Opt. Call 3,224,912
1,755
4.000%, 9/01/26
No Opt. Call 1,774,055
1,785
4.000%, 9/01/27
No Opt. Call 1,816,631
177
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 4.3% (continued)
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022B
:
$ 2,000
4.000%, 3/01/26
No Opt. Call $ 2,015,631
2,500
4.000%, 3/01/27
No Opt. Call 2,533,996
Ohio State, General Obligation Bonds, Infrastructure Improvement
Refunding Series 2022C
:
2,210
4.000%, 9/01/25
No Opt. Call 2,223,730
1,645
4.000%, 9/01/26
No Opt. Call 1,662,861
3,525
4.000%, 9/01/27
No Opt. Call 3,587,464
Ohio State, General Obligation Bonds, Refunding Common Schools Series
2022A
:
4,000
4.000%, 6/15/25
No Opt. Call 4,021,085
2,800
4.000%, 6/15/26
No Opt. Call 2,826,620
3,750
4.000%, 6/15/27
No Opt. Call 3,809,670
2,430 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Series 2019C, 2.750%, 1/01/52, (Mandatory Put
5/01/28)
No Opt. Call 2,302,329
285 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/24
No Opt. Call 289,019
3,315 (f) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49
No Opt. Call 332
5,380 (f) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34
No Opt. Call 538
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call 117
7,135 (f) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33
No Opt. Call 714
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call 12
2,245 (f) Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B,
4.000%, 12/01/33
No Opt. Call 225
5,675 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Green Series 2023B, 5.000%, 12/01/36
6/33 at 100.00 6,186,335
1,070 Upper Arlington, Ohio, Special Obligation Income Tax Revenue Bonds,
Community Center Series 2023, 4.000%, 12/01/24
No Opt. Call 1,072,543
Total Ohio 239,635,129
Oklahoma - 4.6%
Blaine County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Watonga Public Schools Project, Series
2022
:
1,000
5.000%, 12/01/31
No Opt. Call 1,044,233
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
178
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 4.6% (continued)
$ 1,015
5.000%, 12/01/32
No Opt. Call $ 1,060,360
665 Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Refunding Series
2020, 4.000%, 12/01/24
No Opt. Call 664,783
Bryan County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Durant Public Schools Project, Series 2020
:
1,245
4.000%, 9/01/25
No Opt. Call 1,247,259
1,600
2.000%, 9/01/27
No Opt. Call 1,438,386
4,020 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2017, 4.000%, 9/01/24
No Opt. Call 4,019,478
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series
2023A, 5.000%, 9/01/31
No Opt. Call 5,273,918
5,000 Canadian County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Yukon Public Schools Project, Series 2023,
5.000%, 9/01/27
No Opt. Call 5,157,182
2,415 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public Schools
Project, Series 2022, 5.000%, 9/01/24
No Opt. Call 2,434,450
9,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021,
4.000%, 6/01/27
No Opt. Call 9,054,083
1,330 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017,
5.000%, 9/01/29
9/27 at 100.00 1,371,831
4,830 Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2020, 1.500%,
3/01/24
No Opt. Call 4,754,003
Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
8,005
2.000%, 3/01/25
No Opt. Call 7,693,236
8,005
2.000%, 3/01/26
No Opt. Call 7,481,646
8,010
2.000%, 3/01/27
No Opt. Call 7,283,961
Cleveland County Independent School District 29 Norman, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022
:
7,525
2.000%, 3/01/25
No Opt. Call 7,243,799
7,525
2.000%, 3/01/26
No Opt. Call 7,033,028
Clinton Public Works Authority,  Oklahoma, Educational Facilities, Lease
Revenue Bonds, Series 2022
:
1,000
5.000%, 10/01/27
No Opt. Call 1,028,746
1,000
3.250%, 10/01/28
No Opt. Call 935,733
1,000 Comanche County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A,
5.000%, 12/01/24
No Opt. Call 1,006,714
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Cushing Public Schools Project, Series 2022,
5.000%, 9/01/28
No Opt. Call 4,574,650
179
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 4.6% (continued)
$ 2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A,
5.000%, 9/01/26
No Opt. Call $ 2,225,555
Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Wynnewood Public Schools Project, Series 2018
:
385
5.000%, 9/01/24
No Opt. Call 386,458
310
5.000%, 9/01/25
No Opt. Call 312,858
200
5.000%, 9/01/26
No Opt. Call 203,331
450
5.000%, 9/01/27
No Opt. Call 461,856
510
5.000%, 9/01/29
9/28 at 100.00 540,213
500
5.000%, 9/01/30
9/28 at 100.00 530,673
1,100
5.000%, 9/01/31
9/28 at 100.00 1,167,325
860
5.000%, 9/01/32
9/28 at 100.00 913,402
Grady County School Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Minco Public Schools Project, Series 2018
:
1,305
5.000%, 9/01/31
9/28 at 100.00 1,344,571
1,000
5.000%, 9/01/32
9/28 at 100.00 1,032,524
1,300
5.000%, 9/01/33
9/28 at 100.00 1,343,186
Kay County Public Buildings Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Ponca City Public Schools Project, Series 2022
:
6,005
5.000%, 9/01/25
No Opt. Call 6,065,838
5,045
5.000%, 9/01/27
No Opt. Call 5,177,922
McClain County Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series
2019
:
485
4.000%, 9/01/24
No Opt. Call 483,967
920
4.000%, 9/01/25
No Opt. Call 918,817
1,430
4.000%, 9/01/26
No Opt. Call 1,426,349
600
4.000%, 9/01/27
No Opt. Call 600,619
700
4.000%, 9/01/28
No Opt. Call 699,404
725
4.000%, 9/01/29
No Opt. Call 724,104
Okarche Economic Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series
2016
:
1,100
5.000%, 9/01/27
9/26 at 100.00 1,129,587
1,125
5.000%, 9/01/28
9/26 at 100.00 1,151,842
4,640 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/24
No Opt. Call 4,587,447
5,760 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2023,
5.000%, 3/01/25
No Opt. Call 5,862,124
Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Jones Public Schools Project, Series 2020
:
590
4.000%, 9/01/26
No Opt. Call 587,054
1,000
4.000%, 9/01/27
No Opt. Call 1,000,314
1,000
4.000%, 9/01/28
No Opt. Call 994,744
1,000
4.000%, 9/01/29
No Opt. Call 994,605
1,000
4.000%, 9/01/30
No Opt. Call 991,231
1,000
4.000%, 9/01/31
9/30 at 100.00 990,213
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
180
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 4.6% (continued)
$ 1,000
4.000%, 9/01/32
9/30 at 100.00 $ 984,574
3,325 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call 3,348,815
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call 12,429,963
5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series 2023A,
3.000%, 7/01/26
No Opt. Call 4,835,862
5,000 Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax
Series 2023, 4.000%, 5/01/25
No Opt. Call 5,010,186
Oklahoma Development Finance Authority, Health System Revenue Bonds,
OU Medicine Project, Series 2018B
:
2,295
5.000%, 8/15/24
No Opt. Call 2,276,611
1,895
5.000%, 8/15/25
No Opt. Call 1,867,024
1,900
5.000%, 8/15/26
No Opt. Call 1,860,860
3,675
5.000%, 8/15/27
No Opt. Call 3,566,083
1,400
5.000%, 8/15/28
No Opt. Call 1,342,639
350
5.000%, 8/15/29
8/28 at 100.00 332,171
350 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35
3/29 at 100.00 319,068
Pittsburg County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series
2021
:
250
4.000%, 12/01/28
No Opt. Call 249,459
325
4.000%, 12/01/29
No Opt. Call 324,030
350
4.000%, 12/01/30
No Opt. Call 348,748
255
4.000%, 12/01/31
No Opt. Call 254,295
275
4.000%, 12/01/32
12/31 at 100.00 274,402
Pontotoc County Educational Facilities Authority, Oklahoma, Facilities
Lease Revenue Bonds, Ada Public Schools Project, Series 2021
:
500
4.000%, 9/01/26
No Opt. Call 497,774
600
4.000%, 9/01/28
No Opt. Call 597,902
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue
Bonds, Verdigris Public Schools Project, Series 2018, 4.000%, 9/01/24
No Opt. Call 5,229,142
Rogers County Industrial Development Authority, Oklahoma, Capital
Improvement Revenue Bonds, Refunding Series 2017
:
850
3.000%, 4/01/24
No Opt. Call 840,920
725
4.000%, 4/01/25
No Opt. Call 723,851
770
4.000%, 4/01/26
4/25 at 100.00 769,572
715
4.000%, 4/01/27
4/25 at 100.00 713,213
Sand Springs Municipal Authority, Oklahoma, Utility System Revenue
Bonds, Refunding Series 2020
:
400
3.000%, 11/01/31
11/28 at 100.00 361,424
500
3.000%, 11/01/32
11/28 at 100.00 442,480
530
3.000%, 11/01/33
11/28 at 100.00 461,614
181
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 4.6% (continued)
Stephens County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Marlow Public Schools Project, Series
2022
:
$ 1,990
5.000%, 9/01/34
9/32 at 100.00 $ 2,077,011
1,075
5.000%, 9/01/35
9/32 at 100.00 1,114,733
Texas County Development Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Guymon Public Schools Project, Series 2018
:
900
4.000%, 12/01/23
No Opt. Call 898,902
1,100
5.000%, 12/01/25
No Opt. Call 1,115,338
Tulsa County Independent School District 001 Tulsa, Oklahoma, General
Obligation Bonds, Combined Purpose Series 2023A
:
5,000
3.000%, 3/01/25
No Opt. Call 4,914,676
3,625
1.000%, 3/01/26
No Opt. Call 3,339,225
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A
:
8,360
5.000%, 9/01/27
No Opt. Call 8,767,480
10,730
5.000%, 9/01/28
No Opt. Call 11,371,290
Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease
Revenue Bonds, Glenpool Public Schools Project, Series 2017A
:
700
5.000%, 9/01/24
No Opt. Call 705,950
1,355
5.000%, 9/01/25
No Opt. Call 1,381,921
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue
Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call 1,485,156
Tulsa, Oklahoma, General Obligation Bonds, Series 2021
:
6,300
0.050%, 11/01/23
No Opt. Call 6,269,858
12,800
0.375%, 11/01/24
No Opt. Call 12,065,277
12,800
0.500%, 11/01/25
No Opt. Call 11,551,391
4,015 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call 3,861,157
Wagoner County School Development Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series
2019
:
1,450
4.000%, 9/01/27
No Opt. Call 1,445,779
300
4.000%, 9/01/28
No Opt. Call 299,215
Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools
Project, Series 2021
:
710
3.000%, 9/01/25
No Opt. Call 688,807
530
3.000%, 9/01/27
No Opt. Call 500,754
445
3.000%, 9/01/29
No Opt. Call 409,160
1,250
3.000%, 9/01/31
No Opt. Call 1,115,282
Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease
Revenue Bonds, Weatherford Public Schools Project, Series 2019
:
1,300
5.000%, 3/01/25
No Opt. Call 1,313,053
1,750
5.000%, 3/01/27
No Opt. Call 1,800,037
Total Oklahoma 255,403,746
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
182
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 1.0%
Benton and Linn Counties District School District 509J Corvallis, Oregon,
General Obligation Bonds, Series 2018A
:
$ 2,335
5.000%, 6/15/24
No Opt. Call $ 2,353,169
1,305
5.000%, 6/15/25
No Opt. Call 1,331,452
1,085
5.000%, 6/15/26
No Opt. Call 1,120,995
1,000
5.000%, 6/15/27
No Opt. Call 1,048,883
Clackamas and Washington Counties School District 3JT, Oregon, General
Obligation Bonds, Refunding Series 2015
:
11,055
5.000%, 6/15/25
No Opt. Call 11,279,082
5,085
5.000%, 6/15/26
6/25 at 100.00 5,184,228
Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Series 2017B
:
2,375
5.000%, 6/15/27
No Opt. Call 2,492,779
2,045
5.000%, 6/15/28
6/27 at 100.00 2,144,657
5,540 Deschutes County Administrative School District 1, Bend-La Pine, Oregon,
General Obligation Bonds, Series 2023, 5.000%, 6/15/24
No Opt. Call 5,583,106
610 Deschutes Public Library District, Deschutes County, Oregon, General
Obligation Bonds, Series 2021, 4.000%, 6/01/24
No Opt. Call 610,632
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Adventist Health System/West, Refunding Variable Rate Series 2019,
5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 1,726,818
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2,
0.950%, 6/01/27
10/23 at 100.00 5,033,472
11,585 Oregon Health and Science University, Revenue Bonds, Exchange Series
2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 11,516,136
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Program Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 5,338,573
Total Oregon 56,763,982
Pennsylvania - 3.6%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 3,181,350
Allegheny County Hospital Development Authority, Pennsylvania, Revenue
Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A
:
2,415
5.000%, 4/01/24
No Opt. Call 2,422,660
2,730
5.000%, 4/01/25
No Opt. Call 2,760,512
2,055
5.000%, 4/01/26
No Opt. Call 2,097,050
4,435
5.000%, 4/01/27
No Opt. Call 4,547,464
4,865 (f) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35
No Opt. Call 487
5,055 (f) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35
No Opt. Call 506
183
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 3.6% (continued)
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
$ 3,910
5.000%, 11/01/28
11/27 at 100.00 $ 2,408,526
1,475
5.000%, 11/01/29
11/27 at 100.00 877,321
2,240
4.000%, 11/01/31
11/27 at 100.00 1,289,363
2,970
4.000%, 11/01/32
11/27 at 100.00 1,706,828
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
600
5.000%, 2/01/25
No Opt. Call 429,824
1,000
5.000%, 2/01/28
No Opt. Call 617,240
8,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 5,781,023
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put 2/01/30)
8/29 at 101.50 4,696,293
2,690 (d) Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area School
District Refunding Project, Series 2021A, 3.908%, 1/01/30, (Mandatory Put
11/01/25) (SOFR*0.67% reference rate + 0.350% spread)
11/24 at 100.00 2,626,325
500 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 6/01/24 - BAM Insured
No Opt. Call 502,932
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call 1,018,741
3,775 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 3,267,398
3,000 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Forward Delivery Series 2020A, 5.000%, 6/01/26
No Opt. Call 3,077,908
3,295 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/24
No Opt. Call 3,311,751
5,565 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016A, 3.000%, 9/01/29
No Opt. Call 5,094,317
10,000 Lehigh County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, Pennsylvania Power and Light Company, Series
2016B, 2.625%, 2/15/27
No Opt. Call 9,318,755
4,565 Lower Merion School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2019, 4.000%, 11/15/30
11/27 at 100.00 4,635,684
8,065 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 6,991,253
8,390 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC Project,
Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put 4/03/28)
No Opt. Call 8,369,534
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
10/23 at 100.00 90,750
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
184
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 3.6% (continued)
$ 259 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK 5.000%)
No Opt. Call $ 46,554
5,945 (f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40
No Opt. Call 594
3,565 (f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41
No Opt. Call 356
1,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2023A-1, 5.000%,
5/15/31
2/31 at 100.00 1,057,918
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 13,515,873
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009,
0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call 3,353,551
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A,
0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call 3,747,623
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 1,203,805
2,265 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 2,095,266
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 4,505,935
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125A
:
3,390
3.000%, 4/01/27, (AMT)
No Opt. Call 3,202,920
3,345
3.050%, 10/01/27, (AMT)
4/27 at 100.00 3,142,511
8,730
3.400%, 10/01/32, (AMT)
4/27 at 100.00 7,791,922
1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 938,910
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 2,189,295
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 5,780,894
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 3,769,290
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 7,277,487
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022, 5.000%,
10/01/27
No Opt. Call 10,546,802
185
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 3.6% (continued)
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2
:
$ 8,095
5.000%, 6/01/24 - AGM Insured
No Opt. Call $ 8,155,650
4,420
5.000%, 6/01/29
6/26 at 100.00 4,534,688
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Refunding Series 2020C. Forward
Delivery
:
540
4.000%, 11/01/24
No Opt. Call 536,843
1,000
5.000%, 11/01/25
No Opt. Call 1,012,081
850
5.000%, 11/01/26
No Opt. Call 865,153
1,000
5.000%, 11/01/27
No Opt. Call 1,025,674
1,000
5.000%, 11/01/28
No Opt. Call 1,030,899
1,000
5.000%, 11/01/29
No Opt. Call 1,034,129
14,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 14,525,365
1,105 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 3.375%,
6/01/26
No Opt. Call 1,038,181
Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5
:
2,530
5.000%, 11/01/23
No Opt. Call 2,530,365
2,665
5.000%, 11/01/24
No Opt. Call 2,674,276
2,550
5.000%, 11/01/25
No Opt. Call 2,563,200
Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A
:
1,150
4.000%, 7/01/25
No Opt. Call 1,128,476
1,200
5.000%, 7/01/27
No Opt. Call 1,212,100
Total Pennsylvania 199,156,381
Puerto Rico - 3.7%
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Forward Delivery Series 2022A
:
3,430
5.000%, 7/01/24, 144A
No Opt. Call 3,436,695
4,600
5.000%, 7/01/25, 144A
No Opt. Call 4,614,880
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A
:
2,500
5.000%, 7/01/25, 144A
No Opt. Call 2,508,087
8,795
5.000%, 7/01/30, 144A
No Opt. Call 8,784,360
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call 326,051
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B
:
8,620
5.000%, 7/01/24, 144A
No Opt. Call 8,636,826
935
5.000%, 7/01/29, 144A
No Opt. Call 938,633
1,624 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 1,640,356
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
186
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 3.7% (continued)
$ 5,000 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital de
la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded 11/15/26)
11/26 at 100.00 $ 4,901,975
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
3,498
0.000%, 7/01/24
No Opt. Call 3,390,678
37,987
0.000%, 7/01/27
No Opt. Call 32,392,901
37,113
0.000%, 7/01/29
7/28 at 98.64 28,903,189
11,636
0.000%, 7/01/31
7/28 at 91.88 8,257,810
35,239
0.000%, 7/01/33
7/28 at 86.06 22,623,431
945
4.500%, 7/01/34
7/25 at 100.00 912,118
2,451
4.550%, 7/01/40
7/28 at 100.00 2,261,242
105
0.000%, 7/01/46
7/28 at 41.38 27,199
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,503
4.329%, 7/01/40
7/28 at 100.00 3,146,267
146
4.329%, 7/01/40
7/28 at 100.00 131,132
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
523
0.000%, 7/01/24
No Opt. Call 505,642
48,378
5.375%, 7/01/25
No Opt. Call 48,899,282
13,542
5.625%, 7/01/27
No Opt. Call 13,910,352
4,640
5.625%, 7/01/29
No Opt. Call 4,801,579
1,815
5.750%, 7/01/31
No Opt. Call 1,898,576
1,035
0.000%, 7/01/33
7/31 at 89.94 611,732
Total Puerto Rico 208,460,993
Rhode Island - 0.5%
65 Rhode Island Health and Educational Building Corporation, Public Schools
Financing Program Revenue Bonds, City of Providence, Series 2021D,
5.000%, 5/15/25 - BAM Insured
No Opt. Call 66,177
3,410 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34
10/28 at 100.00 2,872,950
13,005 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36
4/30 at 100.00 9,371,313
9,795 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.350%, 10/01/36
4/31 at 100.00 7,220,265
2,595 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 1,979,794
5,000 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 3,638,487
1,215 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%,
10/01/35
10/29 at 100.00 939,528
4,755 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 4,393,781
Total Rhode Island 30,482,295
187
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.2%
$ 455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call $ 466,801
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 948,221
2,835 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 2,153,120
6,105 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 4,278,369
600 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023A, 4.450%, 7/01/38
7/32 at 100.00 585,297
530 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis Marion
University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call 533,527
4,250 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding Environmental
Improvement Series 2023A, 4.000%, 4/01/33, (AMT), (Mandatory Put
4/01/26)
3/26 at 100.00 4,213,206
Total South Carolina 13,178,541
South Dakota - 0.4%
650 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call 655,255
8,630 South Dakota Health and Educational Facilities Authority, Reveune Bonds,
Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put 7/01/24)
4/24 at 100.00 8,649,834
3,060 South Dakota Housing Development Authority, Homeownership Mortgage
Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 2,154,675
5,000 South Dakota Housing Development Authority, Homeownership Mortgage
Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 3,535,803
7,310 South Dakota Housing Development Authority, Homeownership Mortgage
Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 5,516,126
1,165 South Dakota Housing Development Authority, Homeownership Mortgage
Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 1,054,704
Total South Dakota 21,566,397
Tennessee - 0.7%
Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019
:
2,335
5.000%, 11/15/32
2/29 at 100.00 2,397,568
2,810
5.000%, 11/15/33
2/29 at 100.00 2,887,089
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001,
0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
10/23 at 102.00 1,162,373
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
745
5.000%, 7/01/26, (AMT)
No Opt. Call 755,022
700
5.000%, 7/01/27, (AMT)
No Opt. Call 714,767
1,030
5.000%, 7/01/28, (AMT)
No Opt. Call 1,060,220
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
188
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 0.7% (continued)
$ 3,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 $ 3,008,007
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 10,341,081
1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 1,666,628
840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 815,549
2,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 2,713,968
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 2,551,079
630 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 476,907
1,940 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 1,448,928
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 1,659,251
3,475 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 2,567,687
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 828,310
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 2,090,101
2,260 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 2,241,132
Total Tennessee 41,385,667
Texas - 3.8%
5,075 Alamo Community College District, Bexar County, Texas, General
Obligation Bonds, Maintenance Tax Notes  Series 2022, 5.000%, 2/15/25
No Opt. Call 5,159,241
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
1,660
5.000%, 1/01/26
No Opt. Call 1,651,346
1,290
5.000%, 1/01/27
No Opt. Call 1,284,457
1,920
5.000%, 1/01/29
1/27 at 100.00 1,920,040
27,590 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call 27,855,703
Austin, Texas, General Obligation Bonds, Refunding & Public Improvement
Series 2023
:
2,250
5.000%, 9/01/26 , (WI/DD)
No Opt. Call 2,330,505
2,280
5.000%, 9/01/27 , (WI/DD)
No Opt. Call 2,388,074
Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Forward Delivery Series 2023
:
1,000
5.000%, 11/15/25
No Opt. Call 1,023,550
189
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 3.8% (continued)
$ 1,000
5.000%, 11/15/26
No Opt. Call $ 1,037,352
6,470 Board of Regents of the University of Texas, Permanent University Fund
Bonds, Series 2014B, 4.000%, 7/01/33
7/24 at 100.00 6,146,853
10,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 10,172,700
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C.
:
2,145
5.000%, 11/01/24, (AMT)
No Opt. Call 2,155,826
6,430
5.000%, 11/01/26, (AMT)
No Opt. Call 6,533,517
6,810
5.000%, 11/01/27, (AMT)
No Opt. Call 6,974,607
4,250 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/25
No Opt. Call 4,322,820
1,010 (c) Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (Pre-refunded 11/01/23),
(AMT)
11/23 at 100.00 1,010,394
Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023
:
2,750
5.000%, 8/15/36
8/33 at 100.00 2,988,161
1,000
5.000%, 8/15/37
8/33 at 100.00 1,074,940
7,130 Fort Worth, Texas, General Obligation Bonds, General Purpose Series
2023, 5.000%, 3/01/25
No Opt. Call 7,246,582
9,570 Grand Prairie Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32
2/25 at 100.00 9,263,737
5,015 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Refunding
Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put 12/01/26)
9/26 at 101.02 5,148,305
10,065 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-
3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 10,335,545
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series 2022B,
5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 3,373,327
3,365 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series
2014A, 5.000%, 12/01/24
No Opt. Call 3,402,047
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM Insured
No Opt. Call 5,254,349
Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C
:
4,000
5.000%, 7/01/29, (AMT)
7/28 at 100.00 4,106,398
6,000
5.000%, 7/01/30, (AMT)
7/28 at 100.00 6,132,586
3,000
5.000%, 7/01/31, (AMT)
7/28 at 100.00 3,065,980
Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023
:
3,125
5.000%, 2/15/36
8/32 at 100.00 3,399,425
3,275
5.000%, 2/15/37
8/32 at 100.00 3,527,054
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
190
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 3.8% (continued)
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015
:
$ 1,455
5.000%, 11/01/23, (AMT)
No Opt. Call $ 1,455,279
1,500
5.000%, 11/01/24, (AMT)
No Opt. Call 1,507,570
1,300 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series
2023A, 5.000%, 5/15/26
No Opt. Call 1,337,320
7,250 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, Central Power & Light Company Project, Refunding Series 1996,
4.250%, 5/01/30, (AMT)
No Opt. Call 6,931,603
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
10/23 at 103.00 2,085,795
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier,
Series 2014A
:
4,910
5.000%, 1/01/24
No Opt. Call 4,920,660
2,460 (c)
5.000%, 1/01/24, (ETM)
No Opt. Call 2,465,704
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier,
Series 2017A
:
390
5.000%, 1/01/24
10/23 at 100.00 390,260
3,200
5.000%, 1/01/27
1/26 at 100.00 3,278,700
5,000 Pasadena Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/15/32
2/24 at 100.00 4,923,012
35 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call 35,355
8,840 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 9,005,495
95 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series 2020B-
2, 3.000%, 11/15/26
10/23 at 100.00 89,996
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 2,130,650
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 2,396,766
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes
Project, Refunding  Series 2020A
:
3,025
4.000%, 12/31/30
No Opt. Call 2,889,351
4,005
4.000%, 6/30/31
12/30 at 100.00 3,814,906
13,325 Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/32
10/25 at 100.00 13,590,070
Total Texas 213,533,913
Utah - 0.4%
Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series
2022A
:
2,470
5.000%, 7/01/26
No Opt. Call 2,554,823
191
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.4% (continued)
$ 2,750
5.000%, 7/01/27
No Opt. Call $ 2,883,490
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
1,100
5.000%, 7/01/26, (AMT)
No Opt. Call 1,114,798
1,200
5.000%, 7/01/27, (AMT)
No Opt. Call 1,225,314
1,100
5.000%, 7/01/28, (AMT)
No Opt. Call 1,131,323
1,635
5.000%, 7/01/29, (AMT)
No Opt. Call 1,690,790
1,470
5.000%, 7/01/30, (AMT)
No Opt. Call 1,527,306
4,100 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018B-2, 5.000%, 5/15/57, (Mandatory Put 8/01/24)
2/24 at 100.00 4,110,902
5,070 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 5,188,761
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022, 5.000%,
6/01/26
No Opt. Call 716,934
Total Utah 22,144,441
Vermont - 0.0%
1,155 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series 2021A,
2.200%, 11/01/36
11/30 at 100.00 883,763
Total Vermont 883,763
Virginia - 2.1%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series
2002, 1.450%, 4/01/27, (AMT)
No Opt. Call 2,878,324
15,485 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call 15,490,911
2,160 Fairfax County Economic Development Authority, Virginia, Revenue Bonds,
Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020.
Forward Delivery, 5.000%, 8/01/24
No Opt. Call 2,180,802
8,775 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call 7,683,111
5,015 Halifax County Industrial Development Authority, Virginia, Recovery Zone
Facility Revenue Bonds, Virginia Electric & Power Company Project, Series
2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call 4,893,595
7,555 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2021A, 5.000%, 12/01/25
No Opt. Call 7,760,865
5,350 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/35
12/32 at 100.00 5,932,937
22,000 Virginia Small Business Financing Authority, Environmental Facilities
Revenue Bonds (Pure Salmon Virginia LLC Project), Series 2022, 3.500%,
11/01/52, (AMT), (Mandatory Put 11/01/23)
10/23 at 100.00 21,981,566
3,765 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG Insured
No Opt. Call 3,690,307
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
192
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 2.1% (continued)
$ 3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call $ 3,019,932
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call 22,932,258
18,555 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 18,064,046
Total Virginia 116,508,654
Washington - 2.6%
5,270 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call 5,378,906
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1,
Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call 11,138,761
King County Public Hospital District 1, Washington, Limited Tax General
Obligation Bonds, Valley Medical Center, Refunding Series 2016
:
6,485
5.000%, 12/01/23
No Opt. Call 6,493,533
7,295
5.000%, 12/01/24
No Opt. Call 7,379,451
1,000 King County School District 403 Renton, Washington, General Obligation
Bonds, Series 2023, 5.000%, 12/01/24
No Opt. Call 1,014,077
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien
Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
10/23 at 100.00 12,907,510
7,800 King County, Washington, Sewer Revenue Bonds, Refunding Series 2014B,
4.000%, 7/01/34
7/24 at 100.00 7,413,394
2,375 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Limited Tax Series 2022A, 4.000%, 9/01/25
No Opt. Call 2,387,574
Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
:
18,495
5.000%, 7/01/24
No Opt. Call 18,655,964
14,635
5.000%, 7/01/25
No Opt. Call 14,952,350
1,080 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/24)
2/24 at 100.00 1,081,144
3,400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 3,415,248
7,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 7,092,111
Washington Health Care Facilities Authority, Revenue Bonds, Fred
Hutchinson Cancer Research Center, Series 2015
:
1,955 (c)
5.000%, 1/01/24, (ETM)
No Opt. Call 1,959,773
1,310 (c)
5.000%, 1/01/25, (ETM)
No Opt. Call 1,328,871
5,895 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 5,962,456
193
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 2.6% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B
:
$ 1,625
5.000%, 10/01/25
No Opt. Call $ 1,645,197
2,890
5.000%, 10/01/26
No Opt. Call 2,943,528
3,055
5.000%, 10/01/27
No Opt. Call 3,137,168
2,360
5.000%, 10/01/28
No Opt. Call 2,443,802
2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60. TAX-
EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%, 7/01/27, 144A
10/23 at 100.00 2,456,860
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 2,730,998
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 1,133,314
3,747 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%,
12/20/35 2021 0
No Opt. Call 3,240,795
6,295 Washington State, Federal Highway Grant Anticipation Revenue Bonds,
Garvee - SR 520 Corridor Program, Refunding Bonds, Series R-2022E,
5.000%, 9/01/24
No Opt. Call 6,354,131
8,430 Washington State, General Obligation Bonds, Refunding Motor Vehicle
Fuel Tax, Series R-2020D, 5.000%, 7/01/26
No Opt. Call 8,728,419
Total Washington 143,375,335
West Virginia - 0.9%
6,385 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put 4/01/24)
No Opt. Call 6,301,787
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call 6,420,072
7,875 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put 9/01/25)
No Opt. Call 7,275,288
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos Project,
Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call 9,843,504
14,315 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project,
Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory Put 6/18/27)
No Opt. Call 13,165,279
West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A
:
1,150
5.000%, 9/01/24
No Opt. Call 1,154,661
2,110
5.000%, 9/01/27
9/24 at 100.00 2,117,725
1,000
5.000%, 9/01/28
9/24 at 100.00 1,003,943
Total West Virginia 47,282,259
Wisconsin - 2.4%
8,815 Dane County, Wisconsin, General Obligation Bonds, Airport Project
Promissory Note Series 2022A, 4.000%, 6/01/24
No Opt. Call 8,826,988
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
194
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.4% (continued)
Dodge County, Wisconsin, General Obligation Bonds, Refunding Series
2022A
:
$ 1,385
3.000%, 3/01/25
No Opt. Call $ 1,360,808
1,385
3.000%, 3/01/26
No Opt. Call 1,338,882
2,250 Green Bay Area Public School District, Brown County, Wisconsin, General
Obligation Bonds, Promissory Notes Series 2022, 5.000%, 4/01/24
No Opt. Call 2,262,065
2,460 Madison Metropolitan School District, Dane County, Wisconsin, General
Obligation Bonds, School Building & Facility Improvement Series 2023,
4.000%, 3/01/36
3/30 at 100.00 2,402,895
6,435 Madison, Wisconsin, General Obligation Bonds, Promissory Notes Series
2023A, 5.000%, 10/01/26 , (WI/DD)
No Opt. Call 6,677,164
9,750 Madison, Wisconsin, Industrial Development Revenue Refunding Bonds,
Madison Gas and Electric Company Projects, Series 2020A, 3.750%,
10/01/27
No Opt. Call 9,523,435
Middleton-Cross Plains Area School District, Dane County, Wisconsin,
General Obligation Bonds, Refunding Series 2021A
:
4,275
2.000%, 3/01/24
No Opt. Call 4,224,494
4,365
2.000%, 3/01/25
No Opt. Call 4,197,580
3,665 Milwaukee Area Technical College District, Wisconsin, General Obligation
Promissory Notes, Series 2023-24C, 5.000%, 6/01/26
No Opt. Call 3,777,002
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2021-N3, 5.000%, 4/01/24
No Opt. Call 12,541,335
10,000 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 9,767,422
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First Mortgage
Revenue Bonds, Whitestone Masonic and Eastern Star Home of Norht
Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
10/23 at 100.00 4,092,043
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call 4,595,376
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call 11,214,551
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call 3,645,526
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call 1,000,898
Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C
:
2,250
4.050%, 11/01/30
5/26 at 100.00 2,140,582
5,000
4.300%, 11/01/30
5/26 at 100.00 4,830,921
3,425 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 3,454,736
4,015 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018C-1, 5.000%,
8/15/54, (Mandatory Put 7/29/26)
No Opt. Call 4,104,509
195
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.4% (continued)
$ 8,060 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 $ 8,079,595
3,395 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
3.375%, 8/15/29
8/24 at 100.00 3,164,183
115 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2,
2.550%, 11/01/27
10/23 at 100.00 106,403
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1,
2.825%, 11/01/28
10/23 at 100.00 5,447,056
Wisconsin Housing and Ecconomic Development Authority, Home
Ownership Revenue Bonds, Series 2019C
:
1,770
2.200%, 3/01/31
9/28 at 100.00 1,483,043
1,785
2.200%, 9/01/31
9/28 at 100.00 1,479,414
4,950
2.500%, 9/01/34
9/28 at 100.00 3,979,666
4,350 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2023B, 3.750%, 5/01/54, (Mandatory Put 11/01/26)
5/25 at 100.00 4,211,382
WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2014A
:
755
5.000%, 7/01/25
7/24 at 100.00 759,159
1,170
5.000%, 7/01/27
7/24 at 100.00 1,177,354
Total Wisconsin 135,866,467
Wyoming - 0.5%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call 18,659,615
2,510 Wyoming Community Development Authority, Housing Revenue Bonds,
2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 2,027,368
1,240 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 1,025,779
2,500 Wyoming Community Development Authority, Housing Revenue Bonds,
2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 1,877,158
5,300 Wyoming Community Development Authority, Housing Revenue Bonds,
2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 3,897,470
Total Wyoming 27,487,390
Total Municipal Bonds
(cost $5,693,267,884) 5,365,321,263
Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
196
Shares Description (a) Value
X –
COMMON STOCKS - 4.0% X 224,369,766
Utilities - 4.0%
2,813,414 (g),(h) Energy Harbor Corp $ 224,369,766
Total Utilities 224,369,766
Total Common Stocks
(cost $57,727,850) 224,369,766
Total Long-Term Investments
(cost $5,750,995,734) 5,589,691,029
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.1%
–
MUNICIPAL BONDS - 0.1% X 5,900,000
National - 0.1%
$ 5,000 (i) Invesco Value Municipal Income Trust Variable Rate Munifund Term
Preferred Shares Series 2015/6 IIM. JP MORGAN CHASE PUTTERS /
DRIVERS TR VAR STS CTFS 5028. Ticker Symbol - VGM, 5.300%, 3/20/24,
(AMT), (Mandatory Put 9/29/2023), 144A
No Opt. Call $ 5,000,000
Total National 5,000,000
Ohio - 0.0%
900 (i) Ohio State University, General Receipts Bonds, Multiyear Debt Issuance
Program II, Series 2023A-1, 4.050%, 6/01/43, (Mandatory Put 10/6/2023)
9/23 at 100.00 900,000
Total Ohio 900,000
Total Municipal Bonds
(cost $5,900,000) 5,900,000
Total Short-Term Investments
(cost $5,900,000) 5,900,000
Total Investments (cost $5,756,895,734 ) - 100 .3% 5,595,591,029
Borrowings - 0.0% (j) (456,403)
Other Assets & Liabilities, Net -   (0.3)% (16,688,125)
Net Assets - 100% $ 5,578,446,501
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
197
(g) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B,
3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue
Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air
Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania
Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A,
2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of
ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(j) Borrowings as a percentage of Total Investments is 0.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
198
Nuveen Short Term Municipal Bond Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.7%
X –
MUNICIPAL BONDS - 99.4% X 532,311,283
Alabama - 2.5%
$ 4,170 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put 12/01/25)
9/25 at 100.38 $ 4,094,683
1,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 6/01/24
No Opt. Call 1,003,709
1,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-1, 5.000%, 6/01/27
No Opt. Call 1,015,924
2,850 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project
2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 2,794,326
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series
2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call 1,692,851
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 3, Fixed Rate Series 2022A-1, 5.000%, 12/01/26
No Opt. Call 1,284,594
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds,
Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call 1,002,782
544 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A 2021 2021
5/29 at 100.00 497,310
Total Alabama 13,386,179
Arizona - 4.0%
650 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 636,355
6,930 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 6,936,655
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 2,412,369
1,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 3.750%, 3/01/39,
(Mandatory Put 3/31/26)
No Opt. Call 984,588
7,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019D, 5.000%, 1/01/46, (Mandatory Put
5/15/26)
No Opt. Call 7,153,676
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,505,707
2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call 1,970,321
Total Arizona 21,599,671
199
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 2.5%
$ 1,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023E-1, 5.000%, 9/01/27
No Opt. Call $ 1,019,129
3,030 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
10/23 at 100.00 3,011,587
1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%, 10/01/41,
(AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 1,539,608
2,000 City of Los Angeles, California, Department of Airports Revenue Bonds,
Series 2017, 5.000%, 5/15/27, (AMT)
5/26 at 100.00 2,033,381
1,160 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2020C, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,172,040
2,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call 2,034,142
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H, 5.000%,
5/01/25, (AMT)
No Opt. Call 2,765,663
Total California 13,575,550
Colorado - 6.3%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 609,413
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Aspen View Academy Project, Series 2021
:
50
4.000%, 5/01/24
No Opt. Call 49,563
100
4.000%, 5/01/26
No Opt. Call 97,303
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B
:
620 (c)
5.000%, 11/15/49, (Pre-refunded 11/19/26)
No Opt. Call 644,998
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health, Sunbelt Obligated Group, Series 2016C, 5.000%, 11/15/36,
(Mandatory Put 11/15/26)
No Opt. Call 1,796,686
250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call 251,913
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory Put
8/01/25)
2/25 at 100.00 2,335,427
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
1,000
5.000%, 11/01/23
No Opt. Call 1,000,342
1,000
5.000%, 11/01/24
No Opt. Call 1,007,036
13,810 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62, (Mandatory Put
8/17/26)
2/26 at 101.30 14,166,646
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call 756,064
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
200
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 6.3% (continued)
$ 2,115 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.000%, 11/15/26, (AMT)
No Opt. Call $ 2,159,001
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
2,000
5.000%, 11/15/25, (AMT)
No Opt. Call 2,024,349
3,500
5.250%, 11/15/26, (AMT)
No Opt. Call 3,603,234
2,055 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/27, (AMT)
No Opt. Call 2,105,924
Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A
:
215
5.000%, 12/01/24 - BAM Insured
No Opt. Call 216,274
290
5.000%, 12/01/26 - BAM Insured
No Opt. Call 296,155
100 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Senior Series 2021A, 5.000%, 12/01/23 - AGM Insured
No Opt. Call 100,107
Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2021A
:
100
5.000%, 12/01/23 - BAM Insured
No Opt. Call 100,123
100
5.000%, 12/01/25 - BAM Insured
No Opt. Call 102,078
260 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/24 - AGM Insured
No Opt. Call 262,759
Total Colorado 33,685,395
Connecticut - 0.6%
365 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call 373,110
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call 1,001,997
1,600 University of Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 5/01/24
No Opt. Call 1,609,453
Total Connecticut 2,984,560
District of Columbia - 2.5%
6,005 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call 6,122,981
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2022A
:
4,480
5.000%, 10/01/24, (AMT)
No Opt. Call 4,506,829
1,700
5.000%, 10/01/25, (AMT)
No Opt. Call 1,720,805
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,012,238
Total District of Columbia 13,362,853
Florida - 5.0%
1,300 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/24, (AMT)
No Opt. Call 1,305,901
201
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 5.0% (continued)
$ 4,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A
10/23 at 101.00 $ 3,987,139
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
10/23 at 101.00 3,926,727
2,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
(Mandatory Put 10/03/23), 144A
10/23 at 100.00 2,600,000
2,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
11/23 at 100.00 2,475,039
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call 1,048,850
2,600 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call 2,650,351
2,465 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52,
(Mandatory Put 11/15/26)
No Opt. Call 2,530,760
School Board of Duval County, Florida, Certificates of Participation, Series
2022A
:
2,500
5.000%, 7/01/24
No Opt. Call 2,515,896
3,000
5.000%, 7/01/25 - AGM Insured
No Opt. Call 3,054,370
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B
:
340
5.000%, 7/01/25
No Opt. Call 344,099
225
5.000%, 7/01/26
No Opt. Call 229,191
Total Florida 26,668,323
Georgia - 2.5%
580 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2021C, 5.000%, 7/01/26, (AMT)
No Opt. Call 590,051
1,345 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2023G, 5.000%, 7/01/25, (AMT) , (WI/DD)
No Opt. Call 1,363,023
3,555 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 3,532,574
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 1,947,874
1,100 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2021C, 4.000%, 12/01/25
No Opt. Call 1,077,792
700 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 6/01/25
No Opt. Call 700,309
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 11/01/24, 144A
No Opt. Call 1,277,789
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023A
:
1,000
5.000%, 6/01/26
No Opt. Call 999,931
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
202
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 2.5% (continued)
$ 1,000
5.000%, 6/01/27
No Opt. Call $ 1,001,545
1,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/26
No Opt. Call 1,001,580
Total Georgia 13,492,468
Hawaii - 0.2%
800 Hawaii State, Harbor System Revenue Bonds, Series 2020A, 5.000%,
7/01/25, (AMT)
No Opt. Call 807,634
Total Hawaii 807,634
Illinois - 7.3%
425 Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated
Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call 382,748
1,475 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds,
Federal Transit Administration Section 5307 Urbanized Area Formula
Funds, Refunding Series 2017, 5.000%, 6/01/24
No Opt. Call 1,478,770
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call 1,007,013
Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A
:
2,000
5.000%, 1/01/26
1/24 at 100.00 1,997,941
1,040
5.000%, 1/01/27
1/24 at 100.00 1,037,987
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2016A, 5.000%, 1/01/26
No Opt. Call 1,009,952
1,165 Cook County School District 78 Rosemont, Illinois, General Obligation
Bonds, Series 2020, 5.000%, 12/01/26 - AGM Insured
No Opt. Call 1,199,800
800 Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A,
5.000%, 11/15/25
No Opt. Call 813,787
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020
:
400
5.000%, 10/01/23
No Opt. Call 400,000
400
5.000%, 10/01/24
No Opt. Call 401,816
400
5.000%, 10/01/25
No Opt. Call 403,071
3,625 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 3,634,803
3,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 3,046,504
1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 1,159,103
4,365 Illinois State, General Obligation Bonds, May Refunding Series 2023D,
5.000%, 7/01/25
No Opt. Call 4,425,071
2,000
Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/24
No Opt. Call 2,014,006
Illinois State, General Obligation Bonds, November Series 2017D
:
3,100
5.000%, 11/01/23
No Opt. Call 3,101,357
2,500
5.000%, 11/01/26
No Opt. Call 2,564,874
203
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 7.3% (continued)
$ 3,250 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call $ 3,286,199
2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call 2,266,441
2,245 Peoria, Illinois, General Obligation Bonds, Refunding Series 2021C,
5.000%, 1/01/26 - AGM Insured
No Opt. Call 2,290,887
1,010 (c) Will County Community Unit School District 201-U Crete-Monee, Illinois,
General Obligation Bonds, Capital Appreciation Series 2005, 0.000%,
11/01/25 - NPFG Insured, (ETM)
No Opt. Call 927,688
Total Illinois 38,849,818
Indiana - 1.7%
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call 1,500,153
5,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%, 12/15/46, (AMT),
(Mandatory Put 11/15/23)
10/23 at 100.00 5,491,262
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call 705,639
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call 414,065
1,000 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Series 2015, 4.250%,
9/01/55, (AMT), (Mandatory Put 9/01/28)
No Opt. Call 980,062
Total Indiana 9,091,181
Iowa - 1.4%
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
335
4.000%, 9/01/24
No Opt. Call 327,575
115
4.000%, 9/01/25
No Opt. Call 109,727
7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
10/23 at 100.00 6,859,475
Total Iowa 7,296,777
Kansas - 0.2%
1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 1,074,493
Total Kansas 1,074,493
Kentucky - 1.3%
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 3,750,044
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 3,372,781
Total Kentucky 7,122,825
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
204
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 3.2%
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Insurance Assessment Revenue Bonds,
Louisiana Insurance Guaranty Association Project, Series 2022B
:
$ 3,250
5.000%, 8/15/25
No Opt. Call $ 3,307,027
3,250
5.000%, 8/15/26
No Opt. Call 3,322,235
6,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory Put
5/15/25)
11/24 at 102.04 6,043,096
1,970 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-1, 4.050%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call 1,935,782
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call 2,454,611
Total Louisiana 17,062,751
Massachusetts - 3.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability, Green Series 2021
:
4,620
4.000%, 5/01/25
No Opt. Call 4,611,212
380
4.000%, 5/01/25
No Opt. Call 381,525
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 193,234
880 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/25, (AMT)
No Opt. Call 887,367
1,850 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,865,488
1,950 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Senior Series 2021B, 5.000%, 7/01/27, (AMT)
No Opt. Call 1,979,023
1,075 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue M, Taxable Senior Series 2021B, 5.000%, 7/01/25, (AMT)
No Opt. Call 1,083,999
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call 5,080,178
Total Massachusetts 16,082,026
Michigan - 0.4%
1,105 Michigan Finance Authority, State Aid Revenue Notes, Series 2023A-2,
5.000%, 8/20/24
No Opt. Call 1,115,599
1,000 Novi Community School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2022-II, 4.000%, 5/01/25
No Opt. Call 1,000,975
Total Michigan 2,116,574
Minnesota - 6.2%
515 Alexandria Independent School District 206, Douglas County, Minnesota,
General Obligation Bonds, Series 2021A, 3.000%, 2/01/26
No Opt. Call 496,131
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley
Senior Housing, Inc. Orchard Path Phase II Project, Series 2021, 4.000%,
9/01/25
No Opt. Call 142,979
205
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 6.2% (continued)
$ 690 Becker Independent School District 726, Minnesota, General Obligation
Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call $ 622,579
1,000 Columbia Heights, Minnesota, Multifamily Revenue Housing Bonds, 42nd
& Central Apartments Project, Series 2022A, 2.700%, 7/01/25, (Mandatory
Put 7/01/24)
1/24 at 100.00 985,745
785 Dakota County Community Development Agency, Minnesota, Multifamily
Housing Revenue Bonds, Ree-Aster House Apartments, Series 2020,
4.125%, 6/01/24
10/23 at 100.00 780,520
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call 149,006
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 1,091,835
125 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/24 - AGM Insured
No Opt. Call 123,166
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
10/23 at 100.00 500,131
595 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2023A, 5.000%, 11/15/52, (Mandatory Put 11/15/28)
5/28 at 100.91 617,642
Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care System Revenue Bonds, Allina Health System, Refunding
Series 2017A
:
1,000
5.000%, 11/15/24
No Opt. Call 1,009,699
1,315
5.000%, 11/15/25
No Opt. Call 1,341,941
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call 1,572,529
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/25, (AMT)
1/24 at 100.00 1,002,073
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call 2,019,905
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%, 1/01/25,
(AMT)
No Opt. Call 1,043,382
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call 433,249
185 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call 180,825
7,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 6,806,888
325 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24, (AMT)
No Opt. Call 326,267
400 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/23, (AMT)
No Opt. Call 400,121
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
206
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 6.2% (continued)
$ 685 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
10/23 at 100.00 $ 681,473
1,175 Minnesota State, General Obligation Bonds, Various Purpose Series
2020A, 5.000%, 8/01/25
No Opt. Call 1,202,423
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%,
2/01/25
No Opt. Call 298,679
750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call 769,388
500 Mounds View, Minnesota, Multifamily Housing Revenue Bonds, Sherman
Forbes Project Series 2023A, 4.050%, 11/01/26, (Mandatory Put 11/01/24)
5/24 at 100.00 496,135
Mountain Lake, Minnesota, General Obligation Bonds, Series 2021A
:
190
2.000%, 12/15/23
No Opt. Call 188,744
250
2.000%, 12/15/25
No Opt. Call 235,531
New London Economic Development Authority, Minnesota, Lease Revenue
Bonds, SWWC Service Cooperative Lease With Option to Purchase Project,
Public Series 2023
:
405
5.000%, 2/01/25
No Opt. Call 405,215
425
5.000%, 2/01/26
No Opt. Call 429,059
720 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens
Project, Refunding Series 2016, 4.000%, 10/01/23
No Opt. Call 720,000
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2016, 5.000%, 1/01/26
No Opt. Call 511,947
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 1,929,324
265 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A,
2.000%, 9/01/26
9/24 at 102.00 241,488
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/27
No Opt. Call 178,949
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, Dale Street Project, Series 2023, 3.500%,
12/01/25, (Mandatory Put 6/01/24)
12/23 at 100.00 990,103
200 Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A
No Opt. Call 199,416
320 Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Country Manor Campus LLC Project, Series 2022A, 3.500%, 9/01/24
No Opt. Call 314,460
Shakopee Independent School District 720, Scott County, Minnesota,
Certificates of Participation, Series 2021B
:
550
4.000%, 2/01/25
No Opt. Call 547,728
300
4.000%, 2/01/26
No Opt. Call 297,413
225 Southern Minnesota Municipal Power Agency, Power Supply System
Revenue Bonds, Series 1994A, 0.000%, 1/01/26 - NPFG Insured
No Opt. Call 204,395
Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019
:
400
3.000%, 8/01/24
No Opt. Call 394,908
207
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 6.2% (continued)
$ 400
3.000%, 8/01/25
8/24 at 102.00 $ 388,682
Total Minnesota 33,272,073
Mississippi - 0.2%
1,000 Warren County, Mississippi, Environmental Improvement Revenue Bonds,
International Paper Company Project, Refunding Series 2020B, 1.600%,
8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call 954,996
Total Mississippi 954,996
Missouri - 2.0%
85 Arnold Retail Corridor Transportation Development District, Missouri, Sales
Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/23 at 100.00 84,923
1,000 Cass County Reorganized School District R-II, Missouri, General Obligation
Bonds, Missouri Direct Deposit Program, School Building Series 2021,
5.000%, 3/01/24
No Opt. Call 1,004,256
230 Jennings, Saint Louis County, Missouri, Certificates of Participation, Series
2021, 4.000%, 3/01/25
No Opt. Call 228,150
130 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension
Project, Series 2021D, 3.000%, 9/01/25
No Opt. Call 126,120
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series 1998A,
2.900%, 9/01/33
7/27 at 102.00 88,398
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 883,982
Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southeast Missouri State University, Refunding Series
2019
:
200
5.000%, 10/01/23
No Opt. Call 200,000
505
5.000%, 10/01/24
No Opt. Call 508,709
475 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25
No Opt. Call 483,186
250 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call 251,639
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call 259,916
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.000%,
12/01/26
No Opt. Call 518,698
230 Missouri State University, Auxiliary Enterprise System Revenue Bonds,
Series 2019A, 5.000%, 10/01/23
No Opt. Call 230,000
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
725
5.000%, 11/15/24
No Opt. Call 715,561
630
5.000%, 11/15/26
11/25 at 100.00 616,858
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
208
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 2.0% (continued)
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2022
:
$ 500
5.000%, 7/01/24, (AMT)
No Opt. Call $ 501,902
1,120
5.000%, 7/01/25, (AMT)
No Opt. Call 1,129,751
1,170
5.000%, 7/01/26, (AMT)
No Opt. Call 1,185,740
1,710 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/24, (AMT)
No Opt. Call 1,717,752
Total Missouri 10,735,541
Nebraska - 1.2%
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A
:
115
5.000%, 11/15/23
No Opt. Call 115,111
225
5.000%, 11/15/24
No Opt. Call 227,035
175
5.000%, 11/15/25
No Opt. Call 177,803
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%,
11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 3,671,392
1,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/24
No Opt. Call 1,005,429
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 1,134,433
Total Nebraska 6,331,203
Nevada - 0.2%
365 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 816 Summerlin Village 22, Series 2021, 2.000%, 6/01/25
No Opt. Call 346,704
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds, Wood
Creek Apartments Project, Series 2022, 5.000%, 12/01/25, (Mandatory Put
12/01/24)
12/24 at 100.00 501,951
Total Nevada 848,655
New Jersey - 3.6%
1,155 Cherry Hill Township School District, Camden County, New Jersey, General
Obligation Bonds, Series 2022, 3.000%, 8/01/25
No Opt. Call 1,123,758
1,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2023RRR, 5.000%, 3/01/25
No Opt. Call 1,011,819
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022A
:
500
5.000%, 12/01/24, (AMT)
No Opt. Call 502,682
600
5.000%, 12/01/25, (AMT)
No Opt. Call 605,160
1,275 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023A, 5.000%, 12/01/26, (AMT)
No Opt. Call 1,287,784
2,095 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 5.000%, 6/01/25
No Opt. Call 2,135,748
5,000 New Jersey State, General Obligation Bonds, Various Purpose Series 2021,
2.000%, 6/01/25
No Opt. Call 4,771,612
209
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 3.6% (continued)
$ 5,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/24
No Opt. Call $ 5,026,850
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/26
No Opt. Call 2,563,326
500 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Philadelphia Electric Company Project Series
1993A, 4.450%, 3/01/25, (AMT)
No Opt. Call 496,881
Total New Jersey 19,525,620
New Mexico - 1.7%
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service
Company of New Mexico San Juan Project, Refunding Series 2010E,
1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call 5,295,002
3,510 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49,
(Mandatory Put 8/01/25)
5/25 at 100.87 3,556,530
Total New Mexico 8,851,532
New York - 3.5%
600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 5.000%, 12/01/24
No Opt. Call 602,409
New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1
:
1,285
5.000%, 8/01/25
No Opt. Call 1,313,391
1,875
5.000%, 8/01/26
No Opt. Call 1,940,192
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call 3,068,769
2,895 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/26, (AMT)
No Opt. Call 2,953,870
1,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25, (AMT)
No Opt. Call 1,245,899
7,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green Climate
Bond Certified Series 2023A, 5.000%, 11/15/24
No Opt. Call 7,602,242
Total New York 18,726,772
North Carolina - 3.6%
1,745 North Carolina Central University, General Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/23
No Opt. Call 1,745,000
14,075 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51,
(Mandatory Put 2/01/26)
2/26 at 100.00 14,338,214
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Senior Lien Series 2017
:
1,350
5.000%, 1/01/26 - AGM Insured
No Opt. Call 1,375,560
1,700
5.000%, 1/01/27 - AGM Insured
No Opt. Call 1,751,518
Total North Carolina 19,210,292
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
210
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota - 0.8%
$ 895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
10/23 at 100.00 $ 865,727
2,305 City of Horace, North Dakota, Temporary Refunding Improvement Bonds,
Series 2022A, 3.250%, 8/01/24
10/23 at 100.00 2,262,734
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
275
5.000%, 12/01/23
No Opt. Call 274,699
215
5.000%, 12/01/25
No Opt. Call 213,372
750 West Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2020A, 2.000%, 5/01/24
No Opt. Call 736,479
Total North Dakota 4,353,011
Ohio - 1.6%
Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Revenue Bonds, Children's Hospital Medical Center, Refunding Series
2022A
:
1,240
5.000%, 11/15/24
No Opt. Call 1,252,027
1,440
5.000%, 11/15/25
No Opt. Call 1,468,035
1,000 City of Cleveland, Ohio, Airport System Revenue Bonds, Series 2018,
5.000%, 1/01/27, (AMT)
No Opt. Call 1,016,595
Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue
Bonds, The Cleveland Museum of Natural History Project, Series 2021
:
150
5.000%, 7/01/25
No Opt. Call 152,313
250
5.000%, 7/01/26
No Opt. Call 256,285
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016, 5.000%,
5/01/26
No Opt. Call 2,487,401
685 (d) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23
No Opt. Call 69
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American
Electric Power Company Project, Refunding Series 2005A, 2.100%,
1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call 1,651,963
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory Put 1/15/25)
1/25 at 100.00 363,109
Total Ohio 8,647,797
Oklahoma - 1.6%
3,530 Canadian County Independent School District 69, Mustang, Oklahoma,
General Obligation Bond, Combined Purpose Series 2023, 4.000%,
6/01/25
No Opt. Call 3,531,661
5,000 Cleveland County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Norman Public Schools Project, Series
2019., 5.000%, 6/01/24
No Opt. Call 5,030,295
Total Oklahoma 8,561,956
211
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 2.0%
$ 2,100 Oregon Department of Administrative Services, State Lottery Revenue
Bonds, Refunding Series 2014C, 5.000%, 4/01/24
No Opt. Call $ 2,111,056
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call 452,608
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call 301,736
1,000 Salem-Keizer School District 24J, Marion and Polk Counties, Oregon,
General Obligation Bonds, Series 2009B, 0.000%, 6/15/27
No Opt. Call 861,933
6,730 Washington Multnomah & Yamhill Counties School District 1J Hillsboro,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/26
No Opt. Call 6,956,771
Total Oregon 10,684,104
Pennsylvania - 0.9%
1,600 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/26, (AMT)
No Opt. Call 1,615,924
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call 299,844
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
425
5.000%, 12/01/24
No Opt. Call 430,016
525
5.000%, 12/01/25
No Opt. Call 538,646
2,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,017,412
Total Pennsylvania 4,901,842
Puerto Rico - 1.5%
1,605 (c) Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, Hospital de
la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-refunded 11/15/26)
11/26 at 100.00 1,573,534
6,514 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
5.375%, 7/01/25
No Opt. Call 6,584,141
Total Puerto Rico 8,157,675
South Carolina - 1.9%
10,450 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put 2/01/24)
11/23 at 100.30 10,419,442
Total South Carolina 10,419,442
South Dakota - 0.1%
700 Minnehaha County, South Dakota, Certificates of Participation, Limited Tax
Series 2023A, 5.000%, 12/01/24
No Opt. Call 708,501
Total South Dakota 708,501
Tennessee - 2.7%
100 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call 103,310
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
212
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 2.7% (continued)
$ 1,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate Senior
Series 2023A, 5.000%, 7/01/28 - AGM Insured
No Opt. Call $ 1,050,347
255 Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call 258,430
885 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/26, (AMT)
7/25 at 100.00 889,908
3,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 3,008,007
9,000 Tennessee State, General Obligation Bonds, Series 2023A, 5.000%,
5/01/25
No Opt. Call 9,178,285
Total Tennessee 14,488,287
Texas - 10.1%
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
1,000
5.000%, 11/15/25, (AMT)
No Opt. Call 1,009,155
1,250
5.000%, 11/15/27, (AMT)
No Opt. Call 1,280,573
Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023
:
600
5.000%, 2/15/25
No Opt. Call 608,278
625
5.000%, 2/15/26
No Opt. Call 641,489
400
5.000%, 2/15/27
No Opt. Call 415,569
Brazos Higher Education Authority Inc., Texas, Student Loan Program
Revenue Bonds, Senior Series 2020-1A
:
775
5.000%, 4/01/24, (AMT)
No Opt. Call 775,693
500
5.000%, 4/01/25, (AMT)
No Opt. Call 502,567
5,890 (c) Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 5,996,746
555 Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/26
No Opt. Call 569,136
1,065 Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and
Kendall Counties, Texas, General Obligation Bonds, Series 2022, 5.000%,
2/01/26
No Opt. Call 1,092,769
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call 1,834,274
2,045 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019A,
5.000%, 12/01/25
No Opt. Call 2,084,090
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-
2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 6,971,925
5,675 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-
3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 5,827,543
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%,
10/01/41, (Mandatory Put 10/01/24)
No Opt. Call 1,696,069
213
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 10.1% (continued)
$ 3,630 Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate
Lien Series 2018C, 5.000%, 7/01/26, (AMT)
No Opt. Call $ 3,678,834
850 Hunt Memorial Hospital District, Hunt County, Texas, General Obligation
Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26
No Opt. Call 860,700
1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call 1,577,503
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call 397,405
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call 743,735
3,435 Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System
Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/25
No Opt. Call 3,483,309
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 1.875%, 1/01/26, (AMT), 144A
10/23 at 103.00 287,647
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022E,
5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 565,390
5,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call 5,395,732
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022
:
500
5.000%, 4/15/24
No Opt. Call 503,350
1,885
5.000%, 10/15/24
No Opt. Call 1,908,740
465 Wise County, Texas, Lease Revenue Bonds, Parker County Junior College
District, Refunding Series 2021, 5.000%, 8/15/24
No Opt. Call 469,256
2,850 (c) Ysleta Independent School District, El Paso County, Texas, General
Obligation Bonds, Series 2016, 5.000%, 8/15/32, (Pre-refunded 8/15/25)
8/25 at 100.00 2,908,088
Total Texas 54,085,565
Utah - 0.7%
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call 2,210,897
750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.000%, 7/01/25, (AMT)
No Opt. Call 757,157
350 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018, 4.000%, 10/15/23
No Opt. Call 349,902
500 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 3.000%, 10/15/23
No Opt. Call 499,653
Total Utah 3,817,609
Virgin Islands - 0.5%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,000
5.000%, 10/01/25
No Opt. Call 1,006,526
1,645
5.000%, 10/01/26
No Opt. Call 1,652,634
Total Virgin Islands 2,659,160
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
214
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 1.1%
$ 5,000 (c) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond
Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call $ 5,166,423
690 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 671,743
Total Virginia 5,838,166
Washington - 2.6%
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 2,534,993
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2017C, 5.000%, 5/01/25, (AMT)
No Opt. Call 2,024,601
1,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/27, (AMT)
No Opt. Call 1,584,457
2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/24, (AMT)
No Opt. Call 2,006,635
5,025 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 5,091,123
760 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Series 2018B, 5.000%, 10/01/25
No Opt. Call 769,446
Total Washington 14,011,255
Wisconsin - 4.3%
625 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A,
2.000%, 5/01/25
No Opt. Call 593,924
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B,
1.000%, 10/01/25
No Opt. Call 1,142,494
Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A
:
200
5.000%, 1/01/24
No Opt. Call 200,189
400
5.000%, 1/01/26
No Opt. Call 405,259
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call 277,074
325 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown
Regional Medical Center Project, Series 2020A, 5.000%, 6/01/26
No Opt. Call 328,363
1,375 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022A-2, 3.300%,
10/01/46, (Mandatory Put 10/01/26)
No Opt. Call 1,343,021
600 Racine Unified School District, Racine County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 2.000%, 4/01/25
No Opt. Call 572,568
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
10/23 at 100.00 1,360,074
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
435
5.000%, 10/01/25
No Opt. Call 436,881
215
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 4.3% (continued)
$ 455
5.000%, 10/01/26
No Opt. Call $ 456,000
2,550 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018A-4, 5.000%,
8/15/54, (Mandatory Put 1/29/25)
No Opt. Call 2,577,685
1,075 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand
Series 2018B-3, 5.000%, 8/15/54, (Mandatory Put 1/31/24)
No Opt. Call 1,077,753
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%, 7/01/26
No Opt. Call 255,306
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A
:
75
5.000%, 12/01/23
No Opt. Call 75,093
100
5.000%, 12/01/24
No Opt. Call 101,044
110 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%, 12/01/24
No Opt. Call 108,021
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%,
4/01/25
No Opt. Call 2,097,028
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1, 5.000%,
2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 8,029,473
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021
:
160
4.000%, 1/01/24
No Opt. Call 159,415
210
4.000%, 1/01/25
No Opt. Call 206,222
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021
:
440
1.950%, 7/01/24
No Opt. Call 428,247
460
2.250%, 7/01/26
No Opt. Call 418,441
350 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/25
No Opt. Call 342,931
Total Wisconsin 22,992,506
Wyoming - 0.2%
Consolidated Wyoming Municipalities Electric Power System Joint Powers
Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds,
Gillette Electrical System Project, Refunding Series 2022
:
750
5.000%, 6/01/24
No Opt. Call 754,642
500
5.000%, 6/01/26
No Opt. Call 514,003
Total Wyoming 1,268,645
Total Municipal Bonds
(cost $543,364,757) 532,311,283
Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
216
Shares Description (a) Value
X –
COMMON STOCKS - 0.3% X 1,766,622
Utilities - 0.3%
22,152 (e),(f) Energy Harbor Corp $ 1,766,622
Total Utilities 1,766,622
Total Common Stocks
(cost $751,144) 1,766,622
Total Long-Term Investments
(cost $544,115,901) 534,077,905
Borrowings - (0.2)% (g) (937,671)
Other Assets & Liabilities, Net -   0.5% 2,335,887
Net Assets - 100% $ 535,476,121
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(g) Borrowings as a percentage of Total Investments is 0.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
Statement of Assets and Liabilities
See Notes to Financial Statements.
217
September 30, 2023 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 4,399,456,996 $ 7,221,839,788 $ 5,589,691,029 $ 534,077,905
Short-term investments, at value
◊
57,000,000 – 5,900,000 –
Cash 204,148 43,477,047 5,353,369 –
Receivables:
Interest 60,523,454 85,496,956 63,262,278 7,051,407
Investments sold 23,120,212 50,371,953 21,465,091 14,426,862
Shares sold 10,490,049 33,739,299 5,920,538 457,616
Other 799,865 1,067,410 699,264 109,472
Total assets 4,551,594,724 7,435,992,453 5,692,291,569 556,123,262
LIABILITIES
Borrowings 40,800,000 – 456,403 937,671
Floating rate obligations 54,020,000 – – –
Payables:
Dividends 2,383,575 4,784,067 2,484,513 271,997
Interest 1,276,021 11,473 9,703 1,526
Investments purchased - regular settlement 37,225,017 52,230,533 26,040,917 16,903,519
Investments purchased - when-issued/delayed-delivery settlement 24,632,541 14,000,000 54,235,282 1,367,811
Shares redeemed 11,230,185 70,326,443 26,429,387 619,688
Accrued expenses:
Custodian fees 284,549 330,677 312,490 62,568
Management fees 1,505,752 2,425,482 1,614,049 184,746
Directors/Trustees fees 737,858 1,035,166 664,216 62,706
Professional fees 81,179 106,020 90,951 27,717
Shareholder reporting expenses 122,249 125,753 162,809 23,140
Shareholder servicing agent fees 484,857 854,988 887,236 79,011
12b-1 distribution and service fees 468,954 158,938 196,253 46,142
Other 235,322 264,179 260,859 58,899
Total liabilities 175,488,059 146,653,719 113,845,068 20,647,141
Commitments and contingencies
(1)
Net assets $ 4,376,106,665 $ 7,289,338,734 $ 5,578,446,501 $ 535,476,121
NET ASSETS CONSIST OF:
Paid-in capital $ 5,584,586,989 $ 8,031,857,182 $ 5,928,877,774 $ 562,093,682
Total distributable earnings (loss) (1,208,480,324) (742,518,448) (350,431,273) (26,617,561)
Net assets 4,376,106,665 7,289,338,734 5,578,446,501 535,476,121
†
Long-term investments, cost $ 4,568,088,798 $ 7,726,170,020 $ 5,750,995,734 $ 544,115,901
◊
Short-term investments, cost $ 57,000,000 $ — $ 5,900,000 $ —
(1) As disclosed in Notes to Financial Statements.
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.
218
All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 2,019,339,077 $ 759,962,980 $ 982,929,418 $ 230,199,488
Shares outstanding 209,202,419 90,203,186 92,850,988 23,880,187
Net asset value ("NAV") per share $ 9.65 $ 8.43 $ 10.59 $ 9.64
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.07 $ 8.69 $ 10.86 $ 9.89
CLASS C:
Net assets $ 151,896,701 $ 36,942,004 $ 37,752,561 $ 9,495,047
Shares outstanding 15,732,010 4,383,188 3,581,147 988,715
NAV and offering price per share $ 9.66 $ 8.43 $ 10.54 $ 9.60
CLASS R6:
Net assets $ 143,560,898 $ — $ — $ —
Shares outstanding 14,792,941 — — —
NAV and offering price per share $ 9.70 $ — $ — $ —
CLASS I:
Net assets $ 2,061,309,989 $ 6,492,433,750 $ 4,557,764,522 $ 295,781,586
Shares outstanding 212,587,476 768,230,072 432,347,816 30,642,090
NAV and offering price per share $ 9.70 $ 8.45 $ 10.54 $ 9.65
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001
Statement of Operations
See Notes to Financial Statements.
219
Six Months Ended September 30, 2023 (Unaudited) All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Interest $ 104,584,722 $ 132,244,182 $ 84,589,757 $ 8,341,969
Total investment income 104,584,722 132,244,182 84,589,757 8,341,969
EXPENSES
– – – –
Management fees 9,469,545 15,216,968 10,455,370 1,253,953
12b-1 service fees - Class A 2,154,396 811,389 1,073,278 254,239
12b-1 distribution and service fees - Class C 851,410 205,316 219,960 54,373
Shareholder servicing agent fees - Class A 403,530 171,970 288,769 57,540
Shareholder servicing agent fees - Class C 31,915 8,688 11,790 2,458
Shareholder servicing agent fees - Class R6 3,318 — — —
Shareholder servicing agent fees - Class I 416,410 1,478,370 1,342,821 78,893
Interest expense 2,365,002 85,441 68,552 8,190
Directors/Trustees fees 61,273 106,389 78,968 7,641
Custodian expenses 197,230 244,156 251,574 47,766
Registration fees 130,774 135,147 118,624 62,617
Professional fees 126,935 178,232 146,701 34,561
Shareholder reporting expenses 95,737 65,480 97,229 13,037
Other 22,975 44,120 45,046 8,278
Total expenses 16,330,450 18,751,666 14,198,682 1,883,546
Net investment income (loss) 88,254,272 113,492,516 70,391,075 6,458,423
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (63,186,485) (48,151,364) (45,513,379) (6,857,397)
Net realized gain (loss) (63,186,485) (48,151,364) (45,513,379) (6,857,397)
Change in unrealized appreciation (depreciation) on:
Investments (159,337,477) (265,294,993) (114,347,270) (2,778,885)
Change in net unrealized appreciation (depreciation) (159,337,477) (265,294,993) (114,347,270) (2,778,885)
Net realized and unrealized gain (loss) (222,523,962) (313,446,357) (159,860,649) (9,636,282)
Net increase (decrease) in net assets from operations $ (134,269,690) $ (199,953,841) $ (89,469,574) $ (3,177,859)
Statement of Changes in Net Assets
See Notes to Financial Statements.
220
All-American Intermediate Duration
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 88,254,272 $ 206,619,866 $ 113,492,516 $ 215,258,113
Net realized gain (loss) (63,186,485) (803,024,312) (48,151,364) (149,421,856)
Change in net unrealized appreciation (depreciation) (159,337,477) 140,713,510 (265,294,993) (185,591,473)
Net increase (decrease) in net assets from operations (134,269,690) (455,690,936) (199,953,841) (119,755,216)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (38,601,339) (80,416,955) (10,536,741) (19,783,346)
Class C (2,387,374) (5,233,730) (365,395) (680,389)
Class R6 (2,654,236) (4,673,587) — —
Class I (42,254,567) (105,170,778) (97,495,045) (182,875,837)
Total distributions (85,897,516) (195,495,050) (108,397,181) (203,339,572)
FUND SHARE TRANSACTIONS
Subscriptions 537,313,343 2,534,125,820 1,055,390,035 5,962,593,321
Reinvestments of distributions 71,002,730 152,966,958 78,968,902 141,855,832
Redemptions (811,113,324) (4,924,245,842) (1,538,364,992) (7,561,449,728)
Net increase (decrease) from Fund share transactions (202,797,251) (2,237,153,064) (404,006,055) (1,457,000,575)
Net increase (decrease) in net assets (422,964,457) (2,888,339,050) (712,357,077) (1,780,095,363)
Net assets at the beginning of period 4,799,071,122 7,687,410,172 8,001,695,811 9,781,791,174
Net assets at the end of period $ 4,376,106,665 $ 4,799,071,122 $ 7,289,338,734 $ 8,001,695,811
See Notes to Financial Statements.
221
Limited Term Short Term
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 70,391,075 $ 120,694,070 $ 6,458,423 $ 10,076,121
Net realized gain (loss) (45,513,379) (119,860,432) (6,857,397) (8,649,885)
Change in net unrealized appreciation (depreciation) (114,347,270) 30,868,162 (2,778,885) 5,870,720
Net increase (decrease) in net assets from operations (89,469,574) 31,701,800 (3,177,859) 7,296,956
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (10,719,599) (16,037,784) (2,461,531) (3,133,215)
Class C (268,642) (242,758) (59,985) (43,161)
Class I (55,568,752) (87,333,930) (3,672,678) (5,949,384)
Total distributions (66,556,993) (103,614,472) (6,194,194) (9,125,760)
FUND SHARE TRANSACTIONS
Subscriptions 578,721,386 3,390,582,001 45,967,802 682,388,551
Reinvestments of distributions 51,060,500 78,757,156 4,557,648 6,218,817
Redemptions (1,662,550,937) (5,085,114,031) (204,652,710) (725,257,642)
Net increase (decrease) from Fund share transactions (1,032,769,051) (1,615,774,874) (154,127,260) (36,650,274)
Net increase (decrease) in net assets (1,188,795,618) (1,687,687,546) (163,499,313) (38,479,078)
Net assets at the beginning of period 6,767,242,119 8,454,929,665 698,975,434 737,454,512
Net assets at the end of period $ 5,578,446,501 $ 6,767,242,119 $ 535,476,121 $ 698,975,434
Financial Highlights
222
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
All-American
Class
A
9/30/23(d)
$ 10.13 $ 0.19 $ (0.49) $ (0.30) $ (0.18) $ — $ (0.18) $ 9.65
3/31/23
11.08 0.36 (0.97) (0.61) (0.34) — (0.34) 10.13
3/31/22
12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21
11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
3/31/20
11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
3/31/19
11.44 0.42 0.15 0.57 (0.41) — (0.41) 11.60
Class
C
9/30/23(d)
10.13 0.15 (0.48) (0.33) (0.14) — (0.14) 9.66
3/31/23
11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22
12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21
11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
3/31/20
11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
3/31/19
11.44 0.33 0.15 0.48 (0.32) — (0.32) 11.60
Class
R6
9/30/23(d)
10.18 0.20 (0.49) (0.29) (0.19) — (0.19) 9.70
3/31/23
11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22
12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21
11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
3/31/20
11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
3/31/19
11.49 0.45 0.15 0.60 (0.43) — (0.43) 11.66
Class
I
9/30/23(d)
10.18 0.20 (0.49) (0.29) (0.19) — (0.19) 9.70
3/31/23
11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22
12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21
11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
3/31/20
11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
3/31/19
11.49 0.44 0.15 0.59 (0.43) — (0.43) 11.65
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements.
223
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 3 .01 ) % $ 2,019,339 0 .77% (e) 0 .67% (e) 3 .70% (e) 28%
( 5 .48 ) 2,207,643 0 .82 0 .66 3 .50 47
( 5 .76 ) 3,012,154 0 .70 0 .64 2 .80 27
8 .51 3,154,428 0 .69 0 .66 2 .98 19
2 .41 2,255,358 0 .70 0 .67 3 .10 14
5 .11 1,554,833 0 .73 0 .69 3 .68 29
( 3 .29 ) 151,897 1 .57 (e) 1 .47 (e) 2 .89 (e) 28
( 6 .26 ) 184,011 1 .62 1 .46 2 .70 47
( 6 .54 ) 265,767 1 .50 1 .44 2 .00 27
7 .73 293,333 1 .49 1 .46 2 .18 19
1 .52 244,369 1 .50 1 .47 2 .31 14
4 .29 195,053 1 .53 1 .49 2 .88 29
( 2 .88 ) 143,561 0 .54 (e) 0 .44 (e) 3 .93 (e) 28
( 5 .30 ) 142,935 0 .58 0 .42 3 .74 47
( 5 .58 ) 159,516 0 .47 0 .41 3 .04 27
8 .79 114,355 0 .45 0 .42 3 .19 19
2 .65 41,526 0 .47 0 .44 3 .29 14
5 .40 12,469 0 .49 0 .45 3 .90 29
( 2 .88 ) 2,061,310 0 .57 (e) 0 .47 (e) 3 .89 (e) 28
( 5 .23 ) 2,264,482 0 .62 0 .46 3 .69 47
( 5 .55 ) 4,249,974 0 .50 0 .44 3 .00 27
8 .69 4,281,209 0 .49 0 .45 3 .17 19
2 .60 2,964,458 0 .50 0 .47 3 .31 14
5 .31 2,168,129 0 .53 0 .49 3 .88 29
224
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Intermediate Duration
Class
A
9/30/23(e)
$ 8.77 $ 0.12 $ (0.35) $ (0.23) $ (0.11) $ — $ (0.11) $ 8.43
3/31/23
9.05 0.21 (0.29) (0.08) (0.20) — (0.20) 8.77
3/31/22
9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21
9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
3/31/20
9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
3/31/19
9.07 0.26 0.21 0.47 (0.25) — (0.25) 9.29
Class
C
9/30/23(e)
8.77 0.08 (0.34) (0.26) (0.08) — (0.08) 8.43
3/31/23
9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22
9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21
9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
3/31/20
9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
3/31/19
9.08 0.19 0.20 0.39 (0.18) — (0.18) 9.29
Class
I
9/30/23(e)
8.80 0.13 (0.36) (0.23) (0.12) — (0.12) 8.45
3/31/23
9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22
9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21
9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
3/31/20
9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
3/31/19
9.10 0.28 0.20 0.48 (0.27) — (0.27) 9.31
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
See Notes to Financial Statements.
225
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
( 2 .61 ) % $ 759,963 0 .65% (f) 0 .65% (f) 2 .73% (f) 12%
( 0 .90 ) 845,566 0 .65 0 .64 2 .38 21
( 3 .66 ) 940,178 0 .63 0 .63 1 .87 26
5 .79 967,315 0 .64 0 .64 2 .12 18
2 .28 768,267 0 .65 0 .65 2 .45 22
5 .29 603,262 0 .67 0 .67 2 .86 15
( 3 .01 ) 36,942 1 .45 (f) 1 .45 (f) 1 .92 (f) 12
( 1 .80 ) 43,566 1 .45 1 .44 1 .58 21
( 4 .34 ) 55,713 1 .43 1 .43 1 .07 26
4 .93 65,566 1 .44 1 .44 1 .33 18
1 .48 59,004 1 .45 1 .45 1 .65 22
4 .35 48,182 1 .47 1 .47 2 .06 15
( 2 .62 ) 6,492,434 0 .45 (f) 0 .45 (f) 2 .92 (f) 12
( 0 .67 ) 7,112,564 0 .45 0 .44 2 .57 21
( 3 .46 ) 8,785,900 0 .43 0 .43 2 .06 26
5 .97 9,315,167 0 .44 0 .44 2 .32 18
2 .58 7,775,550 0 .45 0 .45 2 .65 22
5 .37 6,138,037 0 .47 0 .47 3 .06 15
226
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Limited Term
Class
A
9/30/23(d)
$ 10.87 $ 0.12 $ (0.29) $ (0.17) $ (0.11) $ — $ — $ (0.11) $ 10.59
3/31/23
10.92 0.16 (0.08) 0.08 (0.13) — — (0.13) 10.87
3/31/22
11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21
11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
3/31/20
11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
3/31/19
10.83 0.23 0.23 0.46 (0.21) — — (0.21) 11.08
Class
C
9/30/23(d)
10.82 0.07 (0.28) (0.21) (0.07) — — (0.07) 10.54
3/31/23
10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22
11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21
10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
3/31/20
11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
3/31/19
10.78 0.14 0.24 0.38 (0.12) — — (0.12) 11.04
Class
I
9/30/23(d)
10.82 0.13 (0.29) (0.16) (0.12) — — (0.12) 10.54
3/31/23
10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22
11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21
10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
3/31/20
11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
3/31/19
10.79 0.25 0.23 0.48 (0.23) — — (0.23) 11.04
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements.
227
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 1 .59 ) % $ 982,929 0 .62% (e) 0 .62% (e) 2 .15% (e) 13%
0 .77 1,152,357 0 .61 0 .60 1 .45 33
( 2 .55 ) 1,523,484 0 .59 0 .59 1 .05 28
4 .55 1,597,780 0 .61 0 .61 1 .31 18
1 .43 1,236,659 0 .62 0 .61 1 .97 22
4 .27 1,015,540 0 .63 0 .63 2 .07 27
( 1 .99 ) 37,753 1 .42 (e) 1 .42 (e) 1 .34 (e) 13
( 0 .11 ) 49,258 1 .41 1 .40 0 .65 33
( 3 .25 ) 70,792 1 .39 1 .39 0 .26 28
3 .64 88,543 1 .41 1 .41 0 .53 18
0 .62 88,648 1 .42 1 .41 1 .17 22
3 .52 83,991 1 .43 1 .43 1 .27 27
( 1 .49 ) 4,557,765 0 .42 (e) 0 .42 (e) 2 .35 (e) 13
0 .90 5,565,627 0 .41 0 .40 1 .65 33
( 2 .35 ) 6,860,653 0 .39 0 .39 1 .25 28
4 .76 6,172,134 0 .41 0 .41 1 .51 18
1 .63 4,447,770 0 .42 0 .41 2 .17 22
4 .46 4,014,613 0 .43 0 .43 2 .27 27
228
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Term
Class
A
9/30/23(d)
$ 9.79 $ 0.10 $ (0.15) $ (0.05) $ (0.10) $ — $ (0.10) $ 9.64
3/31/23
9.82 0.12 (0.05) 0.07 (0.10) — (0.10) 9.79
3/31/22
10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21
10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
3/31/20
10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
3/31/19
9.98 0.14 0.10 0.24 (0.13) — (0.13) 10.09
Class
C
9/30/23(d)
9.76 0.06 (0.17) (0.11) (0.05) — (0.05) 9.60
3/31/23
9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22
10.15 ( — ) (f) (0.36) (0.36) ( — ) (f) — — 9.79
3/31/21
10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
3/31/20
10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
3/31/19
9.96 0.06 0.09 0.15 (0.05) — (0.05) 10.06
Class
I
9/30/23(d)
9.81 0.11 (0.17) (0.06) (0.10) — (0.10) 9.65
3/31/23
9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22
10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21
10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
3/31/20
10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
3/31/19
9.99 0.16 0.10 0.26 (0.15) — (0.15) 10.10
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
(f)
Value rounded to zero.
See Notes to Financial Statements.
229
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 0 .57 ) % $ 230,199 0 .71% (e) 0 .71% (e) 2 .01% (e) 24%
0 .77 281,531 0 .69 0 .69 1 .20 52
( 2 .80 ) 277,719 0 .67 0 .67 0 .77 37
2 .90 329,109 0 .68 0 .68 1 .08 38
0 .96 259,148 0 .69 0 .69 1 .57 37
2 .42 156,526 0 .72 0 .72 1 .44 45
( 1 .08 ) 9,495 1 .51 (e) 1 .51 (e) 1 .21 (e) 24
0 .00 (f) 13,160 1 .49 1 .49 0 .41 52
( 3 .50 ) 12,359 1 .47 1 .47 ( 0 .02 ) 37
2 .08 16,519 1 .48 1 .48 0 .29 38
0 .16 17,781 1 .49 1 .49 0 .77 37
1 .53 6,879 1 .52 1 .52 0 .64 45
( 0 .57 ) 295,782 0 .51 (e) 0 .51 (e) 2 .20 (e) 24
0 .98 404,284 0 .49 0 .49 1 .39 52
( 2 .51 ) 447,376 0 .47 0 .47 0 .97 37
3 .10 469,157 0 .48 0 .48 1 .28 38
1 .16 440,687 0 .49 0 .49 1 .77 37
2 .62 433,253 0 .52 0 .52 1 .64 45
230
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen
Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund
(“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period: The end of the reporting period for the Funds is September 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser: The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: Neither Trust pays compensation directly to those of its  officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
All-American
$ —
Intermediate Duration
—
Limited Term
—
Short Term
—
231
Indemnifications: Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:  In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in
232
Notes to Financial Statements
(Unaudited) (continued)
accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,333,356,234 $ 2,901,401* $ 4,336,257,635
Common Stocks – 59,209,661 – 59,209,661
Asset-Backed and Mortgage-Backed Securities – 3,872,230 – 3,872,230
Variable Rate Senior Loan Interests – – 117,470* 117,470
Short-Term Investments:
Municipal Bonds – 57,000,000 – 57,000,000
Total $ – $ 4,453,438,125 $ 3,018,871 $ 4,456,456,996
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 6,990,575,410 $ 6,321* $ 6,990,581,731
Common Stocks – 212,572,748 – 212,572,748
Asset-Backed and Mortgage-Backed Securities – 18,685,309 – 18,685,309
Total $ – $ 7,221,833,467 $ 6,321 $ 7,221,839,788
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,365,321,263 $ – $ 5,365,321,263
Common Stocks – 224,369,766 – 224,369,766
Short-Term Investments:
Municipal Bonds – 5,900,000 – 5,900,000
Total $ – $ 5,595,591,029 $ – $ 5,595,591,029
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 532,311,283 $ – $ 532,311,283
Common Stocks – 1,766,622 – 1,766,622
Total $ – $ 534,077,905 $ – $ 534,077,905
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
233
4. Portfolio Securities
Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 54,020,000 $ — $ 54,020,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
234
Notes to Financial Statements
(Unaudited) (continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 136,427,877 3.34%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 54,020,000 $ — $ 54,020,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
All-American
$ 1,309,484,036 $ — $ 1,376,450,517 $ —
Intermediate Duration
912,600,406 3,562,793 1,266,903,271 25,437
Limited Term
765,466,156 — 1,685,312,684 —
Short Term
144,240,372 — 289,056,283 —
235
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
nning
Six Months Ended
9/30/23
Year Ended
3/31/23
All-American Shares Amount Shares Amount
Subscriptions:
Class A 14,469,954 $145,434,571 57,880,697 $587,762,385
Class A - automatic conversion of Class C 13,866 140,143 48,335 495,395
Class C 691,721 6,942,637 3,477,596 35,253,323
Class R6 3,476,645 34,993,580 11,973,620 122,446,849
Class I 34,651,100 349,802,412 174,308,818 1,788,167,868
Total subscriptions 53,303,286 537,313,343 247,689,066 2,534,125,820
Reinvestments of distributions:
Class A 3,405,176 34,014,491 6,965,823 70,611,282
Class C 217,513 2,174,206 464,633 4,709,947
Class R6 163,535 1,641,620 368,482 3,757,721
Class I 3,306,175 33,172,413 7,247,738 73,888,008
Total reinvestments of distributions 7,092,399 71,002,730 15,046,676 152,966,958
Redemptions:
Class A (26,627,528) (267,066,680) (118,734,549) (1,208,450,100)
Class C (3,322,085) (33,366,850) (9,712,827) (98,745,287)
Class C - automatic conversion to Class A (13,864) (140,143) (48,332) (495,395)
Class R6 (2,883,135) (29,122,867) (12,621,023) (129,054,830)
Class I (47,891,768) (481,416,784) (340,737,207) (3,487,500,230)
Total redemptions (80,738,380) (811,113,324) (481,853,938) (4,924,245,842)
Net increase (decrease) (20,342,695) $(202,797,251) (219,118,196) $(2,237,153,064)
236
Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
9/30/23
Year Ended
3/31/23
Intermediate Duration Shares Amount Shares Amount
Subscriptions:
Class A 5,938,174 $51,636,889 42,575,714 $370,551,557
Class A - automatic conversion of Class C 956 8,238 3,087 27,068
Class C 246,733 2,143,441 1,825,035 15,800,739
Class I 115,154,838 1,001,601,467 639,391,383 5,576,213,957
Total subscriptions 121,340,701 1,055,390,035 683,795,219 5,962,593,321
Reinvestments of distributions:
Class A 1,066,490 9,231,375 2,001,437 17,404,317
Class C 38,233 331,085 70,745 615,322
Class I 7,996,167 69,406,442 14,194,503 123,836,193
Total reinvestments of distributions 9,100,890 78,968,902 16,266,685 141,855,832
Redemptions:
Class A (13,204,036) (114,798,618) (52,011,717) (451,627,877)
Class C (866,194) (7,521,096) (3,078,464) (26,735,384)
Class C - automatic conversion to Class A (956) (8,238) (3,087) (27,068)
Class I (163,309,454) (1,416,037,040) (812,344,036) (7,083,059,399)
Total redemptions (177,380,640) (1,538,364,992) (867,437,304) (7,561,449,728)
Net increase (decrease) (46,939,049) $(404,006,055) (167,375,400) $(1,457,000,575)
Six Months Ended
9/30/23
Year Ended
3/31/23
Limited Term Shares Amount Shares Amount
Subscriptions:
Class A 5,239,039 $56,628,694 29,578,320 $318,236,925
Class A - automatic conversion of Class C 27,069 293,260 9,343 100,335
Class C 100,913 1,083,908 1,403,341 15,008,905
Class I 48,455,228 520,715,524 285,276,514 3,057,235,836
Total subscriptions 53,822,249 578,721,386 316,267,518 3,390,582,001
Reinvestments of distributions:
Class A 853,917 9,180,694 1,274,997 13,728,392
Class C 23,792 254,811 21,374 229,396
Class I 3,886,595 41,624,995 6,041,863 64,799,368
Total reinvestments of distributions 4,764,304 51,060,500 7,338,234 78,757,156
Redemptions:
Class A (19,322,259) (208,440,374) (64,275,760) (691,062,568)
Class C (1,067,914) (11,467,935) (3,369,428) (36,075,498)
Class C - automatic conversion to Class A (27,169) (293,260) (9,380) (100,335)
Class I (134,259,459) (1,442,349,368) (407,440,113) (4,357,875,630)
Total redemptions (154,676,801) (1,662,550,937) (475,094,681) (5,085,114,031)
Net increase (decrease) (96,090,248) $(1,032,769,051) (151,488,929) $(1,615,774,874)
237
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
9/30/23
Year Ended
3/31/23
Short Term Shares Amount Shares Amount
Subscriptions:
Class A 1,294,357 $12,604,531 27,412,627 $266,574,871
Class A - automatic conversion of Class C 2 22 1,072 10,527
Class C 69,827 675,913 1,311,490 12,711,945
Class I 3,353,142 32,687,336 41,372,385 403,091,208
Total subscriptions 4,717,328 45,967,802 70,097,574 682,388,551
Reinvestments of distributions:
Class A 222,918 2,165,597 287,791 2,802,175
Class C 5,368 51,928 3,906 37,908
Class I 240,569 2,340,123 346,523 3,378,734
Total reinvestments of distributions 468,855 4,557,648 638,220 6,218,817
Redemptions:
Class A (6,384,991) (62,180,777) (27,224,185) (265,305,298)
Class C (435,533) (4,231,372) (1,227,885) (11,935,039)
Class C - automatic conversion to Class A (2) (22) (1,077) (10,527)
Class I (14,182,637) (138,240,539) (45,971,948) (448,006,778)
Total redemptions (21,003,163) (204,652,710) (74,425,095) (725,257,642)
Net increase (decrease) (15,816,980) $(154,127,260) (3,689,301) $(36,650,274)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 4,563,892,066 $ 84,246,122 $ (245,701,192) $ (161,455,070)
Intermediate Duration
7,720,999,025 181,776,609 (680,935,846) (499,159,237)
Limited Term
5,754,223,931 175,943,563 (334,576,465) (158,632,902)
Short Term
544,103,814 1,212,177 (11,238,086) (10,025,909)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 14,911,381 $ 257,252 $ — $ (2,446,253) $ (986,407,293) $ — $ (14,628,205) $ (988,313,118)
Intermediate
Duration
16,717,785 — — (234,908,625) (198,329,523) — (17,647,063) (434,167,426)
Limited Term
19,497,111 143,359 — (44,899,984) (158,399,870) — (10,745,323) (194,404,707)
Short Term
1,940,880 — — (7,251,349) (10,908,594) — (1,026,444) (17,245,507)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2023 through March 31, 2023 and paid on April 3, 2023.
238
Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
Fund
Short-Term Long-Term Total
All-American
1
$ 492,653,492 $ 493,753,801 $ 986,407,293
Intermediate Duration
80,512,388 117,817,135 198,329,523
Limited Term
40,647,684 117,752,186 158,399,870
Short Term
2,192,797 8,715,797 10,908,594
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
239
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates: Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Complex-Level Fee
All-American
0 .1648%
Intermediate Duration
0 .1646%
Limited Term
0 .1611%
Short Term
0 .1815%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 27,717,905 $ 26,908,774 $ (2,572,620)
Intermediate Duration
— — —
Limited Term
— — —
Short Term
2,152,078 3,068,040 (94,575)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
All-American
$ 704,940 $ 684,875
Intermediate Duration
191,536 186,054
Limited Term
60,351 56,765
Short Term
37,754 37,472
240
Notes to Financial Statements
(Unaudited) (continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit: The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
Fund
Commission
Advances
All-American
$ 594,938
Intermediate Duration
181,199
Limited Term
46,238
Short Term
37,407
Fund
12b-1 Fees
Retained
All-American
$ 55,546
Intermediate Duration
16,916
Limited Term
13,131
Short Term
4,640
Fund
CDSC
Retained
All-American
$ 46,860
Intermediate Duration
33,308
Limited Term
23,394
Short Term
19,176
241
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
All-American
$ 40,800,000
Intermediate Duration
25,500,000
Limited Term
17,700,000
Short Term
3,158,148
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
5 $ 27,280,000 6.38%
Intermediate Duration
5 17,386,772 6.23
Limited Term
4 9,078,202 6.28
Short Term
7 2,355,315 6.28
242
Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution Solutions, Inc.
(SS&C GICS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Glossary of Terms Used in this Report
(Unaudited)
243
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the
Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust
.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer does not have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
244
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.
Annual Investment Management
Agreement Approval Process
(Unaudited)
245
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or
Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
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A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods
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of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2022 and March 31, 2023. The Board recognized that the use of leverage detracted from performance but was supportive of the
Fund’s income objective. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis
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of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the
Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-
year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the third quartile for the three-year period and second quartile for the five-year period ended March 31,
2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its
Performance Peer Group for the one- and three-year periods ended December 31, 2022 and first quartile for the five-year period ended December
31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-year period ended March 31,
2023, the Fund outperformed or matched the performance of its benchmark for the three- and five-year periods ended March 31, 2023. The Fund also ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2023 and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the
Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2022 and third quartile for the three-year period ended
December 31, 2022. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
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In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the All-American Fund had a net management fee and a net total expense ratio that were below the respective peer averages; (b) the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average; and (c) the Short
Term Fund had a net management fee that was slightly higher than the peer average, but a net total expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
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In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and 2021), including the permanent expense cap applicable to the Intermediate Duration Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
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E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-NAT-0923P 3176198-INV-B-11/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Bond Funds
Mutual Funds
Nuveen Municipal
September 30,
2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name Class A Class C Class R6 Class I
Nuveen High Yield Municipal Bond Fund NHMAX NHCCX NHMFX NHMRX
Nuveen Short Duration High Yield Municipal Bond Fund NVHAX NVCCX — NVHIX
Nuveen Strategic Municipal Opportunities Fund NSAOX NSCOX — NSIOX
2
Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Risk Considerations and Dividend Information 5
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 14
Expense Examples 15
Portfolios of Investments 17
Statement of Assets and Liabilities 300
Statement of Operations 302
Statement of Changes in Net Assets 303
Statement of Cash Flows 305
Financial Highlights 306
Notes to Financial Statements 312
Additional Fund Information 328
Glossary of Terms Used in this Report 329
Liquidity Risk Management Program 330
Annual Investment Management Agreement Approval Process 331
Chair’s Letter
to Shareholders
3
Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. economy has remained relatively resilient, while stubbornly high inflation and tighter financial conditions are beginning to slow the U.K. and European economies. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of
November 2023, with pauses in June 2023, September 2023 and November 2023. Despite
historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and partial government shutdowns in September and November 2023, but funding will need to be renegotiated again in January and February 2024.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 20, 2023
4
Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds' most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of each Fund's March 31,2023 annual shareholder report.
For current information on your Fund's investment objectives, portfolio management team and average annual total returns please refer to the Fund's website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios
Overview and Holding Summaries section within this report.
Securities and Exchange Commission (the "SEC") Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the "Amendments") that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
("Tailored Shareholder Reports"). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund's expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended September 30, 2024.
Portfolio Manager Update
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Funds. Daniel Close and Stephen Candido continue to serve as portfolio managers of the Nuveen High Yield Municipal Bond Fund. Steven Candido, Steven Hlavin and
Timothy Ryan continue to serve as portfolio managers of the Nuveen Short Duration High Yield Municipal Bond Fund. Daniel Close,
Stephen Candido and Timothy Ryan continue to serve as portfolio managers of the Nuveen Strategic Municipal Opportunities Fund.
Risk Considerations and Dividend
Information
5
Risk Considerations
Nuveen High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Short Duration High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
The Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share net asset value (NAV), market price, distributions and returns. There is no assurance that the Fund’s leveraging strategy will be successful.
Nuveen Strategic Municipal Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The use of derivatives involves substantial financial risks and transaction costs. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. The Fund periodically engages in a significant amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk. These and other risk considerations, such as alternative minimum tax, call, defaulted bond, income, municipal bond market liquidity, municipal lease obligations, other investment companies, political and economic, tax, and zero coupon bonds risks, are described in detail in the Fund’s prospectus.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.
6
About the Funds’ Benchmarks
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper High Yield Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper High Yield Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Short Duration Municipal Yield Index:
An index that consists of bonds maturing in one month to 12 years and is structured so that 60% of the index consists of bonds that are either not rated or are rated below investment grade,
20% are rated BBB/Baa, 10% are rated single A, and 10% are rated double A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
7
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 10—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s
Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B,
CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
8
Nuveen High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
September 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically con-
vert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the perfor-
mance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2023
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 6/07/99 (6.67)% 0.81% 0.59% 4.16% 1.63%
Class A at maximum Offering Price 6/07/99 (10.57)% (3.41)% (0.27)% 3.71% —
S&P Municipal Yield Index — (2.45)% 4.19% 1.76% 4.03% —
Lipper High Yield Municipal Debt Funds
Classification Average — (3.50)% 1.82% 0.42% 3.05% —
Class I 6/07/99 (6.57)% 1.02% 0.81% 4.37% 1.43%
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (7.05)% —% (0.21)% 3.04% 2.43%
Class C at maximum Offering Price 2/10/14 (7.96)% —% (0.21)% 3.04% –
Class R6 6/30/16 (6.55)% 1.05% 0.84% 1.64% 1.39%
Effective Leverage Ratio 26.53%
9
Holdings Summaries as of September 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 122 .3%
Common Stocks 10 .2%
Corporate Bonds 0 .3%
Variable Rate Senior Loan
Interests 0 .0%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Repurchase Agreements 1 .6%
Other Assets & Liabilities, Net 0.5%
Floating Rate Obligations (34.9)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.6%
AAA 1.2%
AA 16.7%
A 12.7%
BBB 6.9%
BB or Lower 8.9%
N/R (not rated) 44.3%
N/A (not applicable) 8.7%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 26.4%
Transportation 17.5%
Education and Civic
Organizations 9.7%
Health Care 9.7%
Tax Obligation/General 7.9%
Utilities 6.3%
Industrials 4.1%
Other 9.4%
Common Stocks 7.6%
Corporate Bonds 0.2%
Variable Rate Senior Loan
Interests 0.0%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Repurchase Agreements 1.2%
Total 100%
States and Territories
2
(% of total municipal bonds)
Florida 15.6%
New York 10.2%
California 10.0%
Colorado 8.6%
Illinois 8.2%
Texas 6.9%
Puerto Rico 5.4%
Wisconsin 5.3%
Ohio 2.4%
Georgia 2.1%
Arizona 1.9%
District of Columbia 1.9%
Pennsylvania 1.5%
Alabama 1.4%
Michigan 1.3%
Other 17.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
10
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
September 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Short Duration Municipal Yield Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such peri-
ods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2023
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A at NAV 2/01/13 (1.59)% 1.76% 1.49% 3.12% 0.92%
Class A at maximum Offering Price 2/01/13 (4.05)% (0.79)% 0.98% 2.86% —
S&P Short Duration Municipal Yield Index — (0.96)% 4.00% 2.38% 3.30% —
Lipper High Yield Municipal Debt Funds
Classification Average — (3.50)% 1.82% 0.42% 3.05% —
Class I 2/01/13 (1.60)% 1.84% 1.68% 3.32% 0.72%
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (2.00)% 0.92% 0.68% 2.29% 1.72%
Class C at maximum Offering Price 2/10/14 (2.96)% 0.92% 0.68% 2.29% —
Effective Leverage Ratio 6.25%
11
Holdings Summaries as of September 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99 .3%
Common Stocks 8 .8%
Corporate Bonds 0 .4%
Variable Rate Senior Loan
Interests 0 .0%
Other Assets & Liabilities, Net 0.5%
Borrowings (3.2)%
Floating Rate Obligations (5.8)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.3%
AAA 0.1%
AA 3.1%
A 8.6%
BBB 8.4%
BB or Lower 14.1%
N/R (not rated) 57.3%
N/A (not applicable) 8.1%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 26.3%
Transportation 13.5%
Education and Civic
Organizations 12.1%
Utilities 11.0%
Health Care 7.0%
Long-Term Care 6.4%
Industrials 4.6%
Other 10.6%
Common Stocks 8.1%
Corporate Bonds 0.4%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
2
(% of total municipal bonds)
Florida 24.5%
Texas 8.9%
Colorado 7.3%
California 6.4%
Wisconsin 5.6%
Illinois 5.2%
Pennsylvania 4.1%
Puerto Rico 4.1%
Ohio 3.7%
Arizona 3.3%
Alabama 3.3%
New York 2.6%
Georgia 1.8%
Minnesota 1.6%
Louisiana 1.6%
Other 16.0%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
12
Nuveen Strategic Municipal Opportunities Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
September 30, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of September 30, 2023
Total Returns as of
September 30, 2023**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class A at NAV 12/16/14 (3.27)% 2.61% 1.25% 2.45% 0.83%
Class A at maximum Offering Price 12/16/14 (6.17)% (0.47)% 0.63% 2.10% —
S&P Municipal Bond Index — (3.49)% 2.80% 1.14% 1.64% —
Lipper General & Insured Municipal Debt Funds
Classification Average — (3.68)% 2.42% 0.52% 1.23% —
Class C at NAV 12/16/14 (3.56)% 1.80% 0.46% 1.71% 1.63%
Class C at maximum Offering Price 12/16/14 (4.51)% 1.80% 0.46% 1.71% —
Class I 12/16/14 (3.08)% 2.82% 1.46% 2.66% 0.62%
Effective Leverage Ratio 0.10%
13
Holdings Summaries as of September 30, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 97 .0%
Common Stocks 2 .6%
Corporate Bonds 0 .4%
Variable Rate Senior Loan
Interests 0 .0%
Short-Term Municipal Bonds 0 .8%
Other Assets & Liabilities, Net (0.7)%
Floating Rate Obligations (0.1)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.1%
AAA 1.9%
AA 18.8%
A 21.8%
BBB 10.9%
BB or Lower 9.5%
N/R (not rated) 34.4%
N/A (not applicable) 2.6%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 22.7%
Transportation 22.4%
Utilities 12.2%
Health Care 9.8%
Education and Civic
Organizations 9.6%
Tax Obligation/General 8.4%
Industrials 4.9%
Other 7.0%
Common Stocks 2.6%
Corporate Bonds 0.4%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
2
(% of total municipal bonds)
Florida 12.4%
Texas 12.2%
Colorado 12.1%
New York 10.1%
California 6.7%
Illinois 4.8%
Pennsylvania 3.9%
Arizona 3.6%
Puerto Rico 3.6%
Michigan 2.6%
Wisconsin 2.6%
Tennessee 2.3%
Indiana 2.1%
New Jersey 1.6%
Louisiana 1.5%
Other 17.9%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.
14
Yields
as of September 30, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 5 .26% 4 .63% 5 .75% 5 .71%
SEC 30-Day Yield 4 .61% 3 .99% 5 .06% 5 .02%
Taxable-Equivalent Yield (40.8%)
2
7 .51% 6 .50% 8 .25% 8 .18%
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 4 .26% 3 .59% 4 .64%
SEC 30-Day Yield 4 .20% 3 .57% 4 .59%
Taxable-Equivalent Yield (40.8%)
2
6 .85% 5 .82% 7 .49%
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .83% 3 .16% 4 .18%
SEC 30-Day Yield 4 .01% 3 .36% 4 .38%
Taxable-Equivalent Yield (40.8%)
2
6 .33% 5 .30% 6 .91%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.
Expense
Examples
15
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-
end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2023.
The beginning of the period is April 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen High Yield Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 933.30 $ 929.47 $ 934.54 $ 934.30
Expenses Incurred During the Period $ 10.44 $ 14.28 $ 9.29 $ 9.48
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,014.20 $ 1,010.20 $ 1,015.40 $ 1,015.20
Expenses Incurred During the Period $ 10.88 $ 14.88 $ 9.67 $ 9.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 2.16%, 2.96%, 1.92% and 1.96% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Nuveen Short Duration High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 984.06 $ 980.03 $ 983.97
Expenses Incurred During the Period $ 5.31 $ 9.26 $ 4.32
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,019.65 $ 1,015.65 $ 1,020.65
Expenses Incurred During the Period $ 5.40 $ 9.42 $ 4.39
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.07%, 1.87% and 0.87% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
Expense Examples
(continued)
16
Nuveen Strategic Municipal Opportunities Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 967.31 $ 964.41 $ 969.23
Expenses Incurred During the Period $ 4.03 $ 7.96 $ 3.05
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.90 $ 1,016.90 $ 1,021.90
Expenses Incurred During the Period $ 4.14 $ 8.17 $ 3.13
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /366 (to reflect the one-half year period).
17
Nuveen High Yield Municipal Bond Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 132.8%
X –
MUNICIPAL BONDS - 122.3% X 19,458,231,756
Alabama - 1.7%
$ 2,917 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding
Taxable Series 2017C, 1.000%, 9/01/37, 144A
10/23 at 100.00 $ 29
16,000 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A
9/27 at 100.00 11,200,000
3,398 (c) Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A
9/27 at 100.00 2,378,353
10,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 9,855,598
13,960 (d) Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46, (UB)
5/26 at 100.00 13,842,656
Birmingham Special Care Facilities Financing Authority, Alabama, Revenue
Bonds, Methodist Home for the Aging, Refunding Series 2015-1
:
1,350 5.750%, 6/01/35 6/26 at 100.00 1,227,871
2,500 5.750%, 6/01/45 6/26 at 100.00 2,025,649
4,220 (d) Homewood Educational Building Authority, Alabama, Educational
Facilities Revenue Bonds, Samford University, Series 2019A, 4.000%,
12/01/49, (UB)
12/29 at 100.00 3,292,205
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,747,157
97,600 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 95,792,702
20,370 (d) Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B,
4.000%, 6/01/45, (UB)
6/30 at 100.00 16,865,747
4,600 Infirmary Health System Special Care Facilities Financing Authority of
Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series
2021, 4.000%, 2/01/46
8/31 at 100.00 3,720,067
Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series
2013C
:
5,000 6.500%, 10/01/38 - AGM Insured 10/23 at 105.00 5,252,134
5,000 6.600%, 10/01/42 - AGM Insured 10/23 at 105.00 5,251,648
2,520 6.750%, 10/01/46 - AGM Insured 10/23 at 105.00 2,646,888
17,800 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.000%, 10/01/42
10/23 at 105.00 18,503,623
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013E, 0.000%, 10/01/35
10/23 at 41.37 412,958
32,835 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 30,689,095
3,000 Talladega, Alabama, Water and Sewer Revenue Warrants, Series 2021A,
3.000%, 9/01/51 - AGM Insured
9/31 at 100.00 1,940,266
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
18
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Alabama - 1.7% (continued)
$ 59,420 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44, 144A
5/29 at 100.00 $ 51,782,736
Total Alabama 278,427,382
Alaska - 0.1%
10,760 (d) Anchorage, Alaska, Solid Waste Services Revenue Bonds, Refunding
Series 2022A, 4.000%, 11/01/52, (UB)
11/32 at 100.00 9,210,934
Total Alaska 9,210,934
Arizona - 2.4%
6,010 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 5,836,446
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
:
1,670 5.125%, 7/01/37, 144A 7/26 at 100.00 1,605,336
2,000 5.250%, 7/01/47, 144A 7/26 at 100.00 1,818,273
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Franklin Phonetic Charter School Project, Refunding
Series 2017
:
580 5.500%, 7/01/37, 144A 7/27 at 100.00 544,789
1,390 5.750%, 7/01/47, 144A 7/27 at 100.00 1,259,912
1,505 5.875%, 7/01/52, 144A 7/27 at 100.00 1,366,857
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, KIPP Nashville Project, Series 2022A
:
1,500 5.000%, 7/01/57 7/30 at 100.00 1,348,144
1,000 5.000%, 7/01/62 7/30 at 100.00 887,279
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A
:
700 6.000%, 11/01/37, 144A 11/27 at 100.00 589,202
3,850 6.250%, 11/01/50, 144A 11/27 at 100.00 3,031,161
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B
:
1,280 5.125%, 7/01/47, 144A 7/27 at 100.00 1,166,175
565 5.250%, 7/01/51, 144A 7/27 at 100.00 515,819
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022
:
270 5.000%, 7/01/32, 144A No Opt. Call 271,670
3,000 5.250%, 7/01/52, 144A 7/32 at 100.00 2,731,337
5,440 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 4,629,921
2,260 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 5.500%, 12/15/48, 144A
12/26 at 100.00 2,150,482
3,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A
7/26 at 100.00 3,100,635
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2
:
6,145 6.000%, 9/15/38, 144A 10/23 at 105.00 6,308,434
20,060 6.150%, 9/15/53, 144A 10/23 at 105.00 20,366,198
19
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 2.4% (continued)
$ 1,400 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%,
7/01/45, 144A
7/28 at 100.00 $ 1,171,445
33,925 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.150%, 12/01/57, 144A
12/31 at 100.00 22,744,385
37,730 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Subordinate Series
2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 27,217,603
2,450 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series 2020A,
3.000%, 9/01/50
9/30 at 100.00 1,612,642
10,000 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Greenville University, Series 2022, 6.500%, 11/01/53, 144A
11/32 at 100.00 9,086,217
11,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
6/28 at 100.00 11,411,874
3,970 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45
2/30 at 100.00 2,768,460
22,350 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 16,098,271
9,573 (c) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 7,371,262
2,000 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 1,623,496
Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014
:
655 5.000%, 7/15/29, 144A 7/24 at 100.00 660,054
650 5.000%, 7/15/33, 144A 7/24 at 100.00 656,062
750 5.000%, 7/15/38, 144A 7/24 at 100.00 754,687
1,056 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%,
7/01/39, 144A
7/24 at 100.00 993,360
2,055 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Montecito Assessment District 2,
Series 2015, 5.000%, 7/01/39, 144A
7/25 at 100.00 1,835,004
7,700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 6,267,337
1,655 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Series 2023A, 5.500%,
7/01/53
7/32 at 100.00 1,524,279
2,685 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%,
10/01/51, 144A
10/27 at 103.00 2,476,748
4,100 (d) Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41, (UB)
1/28 at 100.00 3,672,327
180 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.300%, 7/15/25
10/23 at 100.00 169,254
3,130 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 2,761,669
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
20
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 2.4% (continued)
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
$ 3,000 6.500%, 7/01/34, 144A 7/24 at 100.00 $ 3,032,625
10,000 6.750%, 7/01/44, 144A 7/24 at 100.00 10,072,441
3,005 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%,
7/01/45, 144A
7/25 at 100.00 2,682,550
Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Guam Facilities Foundation, Inc. Project, Series 2014
:
18,375 5.125%, 2/01/34 2/24 at 100.00 17,049,650
22,835 5.375%, 2/01/41 2/24 at 100.00 20,485,890
8,980 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016,
5.400%, 10/01/36
10/25 at 101.00 6,780,387
1,675 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010,
6.625%, 4/01/40
10/23 at 100.00 1,569,096
Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014
:
1,000 7.000%, 5/01/34 5/24 at 100.00 1,007,335
1,800 7.250%, 5/01/44 5/24 at 100.00 1,813,482
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Champion Schools Project, Series 2017
:
2,870 6.000%, 6/15/37, 144A 6/26 at 100.00 2,579,717
4,865 6.125%, 6/15/47, 144A 6/26 at 100.00 4,081,317
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
3,445 5.250%, 7/01/36 7/26 at 100.00 3,292,665
5,700 5.375%, 7/01/46 7/26 at 100.00 5,108,085
6,830 5.500%, 7/01/51 7/26 at 100.00 6,089,809
13,805 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 12,984,846
1,465 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019,
5.000%, 7/01/49, 144A
7/26 at 100.00 1,250,192
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014
:
1,860 6.750%, 3/01/34 3/24 at 100.00 1,854,358
4,990 8.750%, 3/01/44 3/24 at 100.00 5,024,417
8,790 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A,
9.000%, 2/01/44
2/24 at 100.00 8,877,935
2,660 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%,
2/01/48, 144A
2/24 at 100.00 2,661,365
11,315 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 11,389,260
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020
:
1,260 5.000%, 6/15/35, 144A 6/28 at 100.00 1,175,124
5,115 5.250%, 6/15/50, 144A 6/28 at 100.00 4,331,868
21
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 2.4% (continued)
$ 2,000 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/50, 144A
6/28 at 100.00 $ 1,630,574
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019
:
685 5.125%, 7/01/39 7/25 at 100.00 612,847
1,050 5.250%, 7/01/49 7/25 at 100.00 889,177
5,770 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 5,406,704
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
80 5.250%, 12/01/28 No Opt. Call 81,419
21,530 5.500%, 12/01/37, 144A No Opt. Call 22,127,989
16,000 (e) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation Revenue
Bonds, Series 2021A, 0.000%, 10/01/56
10/29 at 103.00 10,814,218
7,505 Sierra Vista Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, AmeriSchools Academy Project, Series 2022, 6.000%,
6/15/57, 144A
6/29 at 103.00 6,786,686
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
2,140 6.000%, 10/01/37, 144A 10/27 at 100.00 1,410,537
2,665 6.125%, 10/01/47, 144A 10/27 at 100.00 1,535,955
3,085 6.125%, 10/01/52, 144A 10/27 at 100.00 1,722,623
4,340 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Series 2012, 5.125%, 3/01/42, 144A
10/23 at 100.00 3,866,721
Total Arizona 374,484,370
Arkansas - 0.9%
26,440 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 24,693,397
13,250 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 12,719,734
41,780 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 37,917,197
53,585 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 49,811,833
15,000 (d) Springdale, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Improvement Series 2023B, 4.125%, 8/01/50 - BAM Insured, (UB)
2/30 at 100.00 13,158,930
Total Arkansas 138,301,091
California - 12.1%
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C
:
9,400 (e) 0.000%, 10/01/49 - AGM Insured 10/37 at 100.00 4,564,032
15,440 5.450%, 10/01/52 - AGM Insured 10/37 at 100.00 7,486,448
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
22
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B
:
$ 23,750 (e) 0.000%, 10/01/47 10/37 at 100.00 $ 11,421,921
5,720 (e) 0.000%, 10/01/48 10/37 at 100.00 2,743,389
20,430 (e) 0.000%, 10/01/49 10/37 at 100.00 9,785,157
11,890 (e) 0.000%, 10/01/50 10/37 at 100.00 5,687,079
1,985 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/35 - AGM
Insured
No Opt. Call 1,148,352
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
300 5.250%, 3/01/36 3/26 at 100.00 298,150
9,075 5.000%, 3/01/41 3/26 at 100.00 8,260,208
10,900 5.000%, 3/01/46 3/26 at 100.00 9,469,883
3,415 (d) Antioch Unified School District, Contra Costa County, California, General
Obligation Bonds, School Facilities Improvement District 1, Tender Option
Bond Trust 2016-XG0071, 5.609%, 8/01/47, 144A, (IF)
8/23 at 100.00 3,452,529
4,890 (d) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 11/01/42, (UB)
11/26 at 100.00 4,582,674
1,700 (e) Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 1,111,618
1,895 Blythe Redevelopment Agency, California, Tax Allocation Bonds,
Redevelopment Project 1, Series 2011, 9.750%, 5/01/38
10/23 at 100.00 1,901,562
4,155 (d) Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 - AGM
Insured, (UB)
8/27 at 100.00 3,739,833
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 4,991,429
8,580 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 6,386,982
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 1,368,911
27,860 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 18,068,503
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 760,881
13,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 9,681,660
2,905 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 2,031,351
10,035 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 7,992,574
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Fresno County Tobacco Funding Corporation,
Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46
10/23 at 23.52 2,347,211
23
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 14,700 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 0.000%, 6/01/57
10/23 at 14.86 $ 2,094,638
60,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
10/23 at 27.73 13,805,310
28,600 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46
10/23 at 26.98 6,770,967
8,325 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subpordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 1,387,503
2,500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 1,599,857
32,120 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 31,014,449
California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A
:
39,495 (d) 4.000%, 8/15/48, (UB) 8/31 at 100.00 35,462,482
29,910 (d) 4.000%, 8/15/48 - BAM Insured, (UB) 8/31 at 100.00 27,306,831
52,500 (d) California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)
11/27 at 100.00 48,903,398
32,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 29,807,786
5,300 (d) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/46, (UB)
5/32 at 100.00 4,641,941
540 (d) California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 6.838%, 8/15/43, 144A, (IF)
8/24 at 100.00 557,593
14,345 (d) California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47, (UB)
10/26 at 100.00 12,296,256
29,020 (d) California Health Facilities Financing Authority, Revenue Bonds, Stanford
Health Care, Series 2020A, 4.000%, 8/15/50, (UB)
8/30 at 100.00 26,132,432
3,335 (d) California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB)
8/25 at 100.00 3,344,427
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 1,237,437
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
10/23 at 101.00 1,373,838
California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A
:
640 5.500%, 6/01/38, 144A 6/26 at 100.00 621,157
1,595 5.500%, 6/01/48, 144A 6/26 at 100.00 1,477,440
1,550 5.500%, 6/01/53, 144A 6/26 at 100.00 1,417,133
6,800 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46, 144A
6/26 at 100.00 6,133,358
2,000 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44
10/23 at 101.00 1,782,703
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
24
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 1,680 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A
8/24 at 100.00 $ 1,682,976
830 California Municipal Finance Authority, Charter School Revenue Bonds,
Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A
8/26 at 100.00 834,502
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 1,245,898
5,350 (d) California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51, (UB)
2/32 at 100.00 4,340,781
California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2012A
:
500 6.625%, 1/01/32, 144A 10/23 at 100.00 479,743
515 6.875%, 1/01/42, 144A 10/23 at 100.00 472,812
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
5.000%, 1/01/35
1/25 at 100.00 1,053,479
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47 - AGM Insured, (AMT)
6/28 at 100.00 852,623
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 6,659,557
3,720 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022A, 5.250%, 9/01/52
9/29 at 103.00 3,480,515
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,015,170
5,600 (c) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A
No Opt. Call 336,000
2,000 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 7/01/38, (AMT), 144A
7/33 at 100.00 2,018,286
3,310 (c) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
12/23 at 102.00 331,000
3,500 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination Project,
Series 2012, 5.000%, 11/21/45, (AMT), 144A
1/24 at 100.00 3,341,969
7,910 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 5,917,557
California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A
:
870 5.000%, 6/15/39, 144A 10/23 at 100.00 783,878
1,000 5.000%, 6/15/49, 144A 10/23 at 100.00 845,529
California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A
:
2,055 6.125%, 6/15/37 6/27 at 100.00 2,058,470
3,025 6.250%, 6/15/47 6/27 at 100.00 2,955,262
20,000 (d) California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 4.000%, 8/01/47, (UB)
2/28 at 100.00 18,224,484
25
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 1,800 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A, 5.500%, 7/01/50,
144A
7/33 at 105.00 $ 1,692,061
California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A
:
2,350 5.000%, 7/01/36, 144A 7/26 at 100.00 2,299,988
2,360 5.000%, 7/01/46, 144A 7/26 at 100.00 2,164,747
2,755 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%,
6/01/42, 144A
6/26 at 100.00 2,439,486
California School Finance Authority Charter School Revenue Bonds,
Hawking STEAM Charter School Project, Series 2022A
:
2,250 5.250%, 7/01/52, 144A 7/29 at 100.00 2,083,581
995 5.375%, 7/01/56, 144A 7/29 at 100.00 929,079
1,775 5.500%, 7/01/62, 144A 7/29 at 100.00 1,667,131
6,930 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 6,274,261
730 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B,
6.000%, 6/01/31, 144A
6/28 at 102.00 637,760
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A
:
2,010 5.000%, 6/01/42, 144A 6/26 at 100.00 1,561,426
1,100 5.000%, 6/01/52, 144A 6/26 at 100.00 794,652
1,890 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 1,199,018
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A
:
5,545 5.750%, 6/01/42 6/26 at 100.00 5,555,329
5,065 5.875%, 6/01/52 6/26 at 100.00 5,005,705
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/49, 144A
6/26 at 100.00 874,534
8,810 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.500%, 6/15/63, 144A
6/31 at 102.00 8,548,716
California School Finance Authority, Charter School Revenue Bonds, Arts
in Action Charter Schools - Obligated Group, Series 2020A
:
1,175 5.000%, 6/01/40, 144A 6/27 at 100.00 870,961
1,850 5.000%, 6/01/50, 144A 6/27 at 100.00 1,256,754
California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A
:
2,525 5.000%, 6/01/42, 144A 6/26 at 100.00 2,246,197
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 2,464,632
California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017
:
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 1,255,193
4,825 6.500%, 7/01/50, 144A 7/27 at 100.00 4,723,415
1,680 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A
5/27 at 100.00 1,571,356
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
26
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A
6/27 at 100.00 $ 1,023,635
California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A
:
5,410 4.000%, 6/01/51, 144A 6/27 at 100.00 3,667,949
9,050 4.000%, 6/01/61, 144A 6/27 at 100.00 5,775,851
California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A
:
800 4.000%, 6/01/51 6/31 at 100.00 575,957
1,300 4.000%, 6/01/61 6/31 at 100.00 884,893
10,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60, 144A
6/28 at 100.00 7,000,363
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A
:
4,810 5.125%, 3/01/52, 144A 3/31 at 100.00 3,627,858
3,750 5.250%, 3/01/62, 144A 3/31 at 100.00 2,765,565
California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A
:
1,205 5.750%, 6/01/34, 144A 6/24 at 100.00 1,212,741
2,390 6.000%, 6/01/44, 144A 6/24 at 100.00 2,398,213
1,300 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A
11/24 at 100.00 1,308,062
690 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.125%, 7/01/44, 144A
7/24 at 100.00 680,517
California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A
:
1,280 5.750%, 7/01/41, 144A 7/26 at 100.00 1,292,706
2,250 6.000%, 7/01/51, 144A 7/26 at 100.00 2,271,500
5,260 (d) California State University, Systemwide Revenue Bonds, Series 2020C,
4.000%, 11/01/45, (UB)
11/30 at 100.00 4,839,585
California State, General Obligation Bonds, Refunding Various Purpose
Series 2021
:
3,000 3.000%, 12/01/46 12/30 at 100.00 2,249,639
1,000 3.000%, 12/01/49 12/30 at 100.00 732,019
3,000 California State, General Obligation Bonds, Various Purpose Series 2014,
4.000%, 11/01/44
11/24 at 100.00 2,785,376
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
14,465 5.250%, 12/01/44 12/24 at 100.00 13,595,559
46,815 5.500%, 12/01/54 12/24 at 100.00 45,609,851
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
8,665 5.000%, 12/01/41, 144A 6/26 at 100.00 8,046,132
1,620 5.000%, 12/01/46, 144A 6/26 at 100.00 1,479,189
21,440 5.250%, 12/01/56, 144A 6/26 at 100.00 19,661,996
2,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 1,902,629
440 (d) California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 6.853%, 5/15/24 - AGM Insured, 144A, (IF)
11/24 at 100.00 475,470
27
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 8,150 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 $ 7,211,175
1,890 California Statewide Communities Development Authority, Special
Tax Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,848,229
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A
:
3,245 5.375%, 9/01/35 9/25 at 100.00 3,292,647
3,285 5.625%, 9/01/45 9/25 at 100.00 3,310,127
2,665 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2022,
5.500%, 9/01/52
9/32 at 100.00 2,487,485
500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2 Atwell,
Series 2022, 5.125%, 9/01/42
9/32 at 100.00 480,743
1,400 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-03 Sheldon Farms, Series 2023,
5.000%, 9/01/53
9/30 at 103.00 1,207,699
1,910 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
10/23 at 100.00 1,726,929
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
23 (c),(f) 5.750%, 7/01/24 1/22 at 100.00 23,252
112 (c),(f) 5.750%, 7/01/30 1/22 at 100.00 112,081
165 (c),(f) 5.750%, 7/01/35 1/22 at 100.00 165,016
143 (c),(f) 5.500%, 7/01/39 1/22 at 100.00 142,918
18 (c),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 28,694
12,745 (d) Central Unified School District, Fresno County, California, General
Obligation Bonds, 2020 Election Series 2021A, 4.000%, 8/01/48 - AGM
Insured
8/31 at 100.00 11,594,717
5,360 (d) Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2019D,
4.000%, 8/01/49
8/28 at 100.00 4,888,688
500 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Solana at Grand, Junior Series 2021A-2, 4.000%, 8/01/45, 144A
2/32 at 100.00 380,162
125 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
10/23 at 100.00 125,022
500 Corona, California, Special Tax Bonds, Community Facilities District 2018-
2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 500,921
9,100 (d) Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 4.000%, 8/01/49,
(UB)
8/28 at 100.00 8,199,879
18,135 (g) Cotati-Rohnert Park Unified School District, Sonoma County, California,
General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46,
(Pre-refunded 8/01/24) - BAM Insured, (UB)
8/26 at 100.00 16,296,071
1,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 1,068,213
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
28
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 45,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 $ 31,529,969
7,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 5,221,073
5,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 3,209,437
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 675,949
9,735 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 6,154,113
10,540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 7,234,780
3,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 2,145,617
4,825 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 3,210,412
1,140 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Towne-Glendale, Mezzanine Lien Social Series 2022B,
5.000%, 9/01/37, 144A
9/32 at 100.00 1,075,501
4,375 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 2,676,238
21,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 12,849,845
8,400 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 4,981,954
38,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-
2, 4.000%, 12/01/58
6/32 at 100.00 26,568,039
8,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 4,784,147
30 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 18,560
1,600 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 2, Series 2023, 5.000%, 9/01/53
9/29 at 103.00 1,393,384
Downey Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2022 Series 2023A
:
7,580 4.000%, 8/01/48 8/33 at 100.00 6,864,142
18,035 4.000%, 8/01/52 8/33 at 100.00 16,275,691
10,000 Dublin Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020 Series 2023B, 4.125%, 8/01/49
8/33 at 100.00 9,539,327
29
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 1,000 Eastern Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2021-91 Prairie Crossings, Series 2023,
5.000%, 9/01/52
9/30 at 103.00 $ 902,791
Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2023
:
9,370 4.000%, 8/01/42 8/30 at 100.00 8,763,071
9,950 4.000%, 8/01/45 8/30 at 100.00 9,200,631
3,460 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/24 at 100.00 3,500,739
2,295 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 2,054,360
9,550 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Crossover Refunding Series 2016B, 0.000%, 8/01/43
8/26 at 54.52 3,425,144
2,500 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Election 2020 Series 2021A, 3.000%, 8/01/55
8/29 at 100.00 1,664,995
Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B
:
2,650 0.000%, 8/01/42 2/30 at 68.75 1,020,017
1,875 0.000%, 8/01/43 2/30 at 66.54 676,385
1,765 0.000%, 8/01/44 2/30 at 64.38 595,858
6,215 0.000%, 2/01/45 2/30 at 63.32 2,026,572
4,095 (d) 4.000%, 8/01/50 8/29 at 100.00 3,720,583
1,228,485 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 106,724,020
6,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 6,096,062
18,770 (d) Hayward Area Recreation and Park District, California, General Obligation
Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46, (UB)
8/27 at 100.00 17,235,476
9,275 (d) Hayward Unified School District, Alameda County, California, General
Obligation Bonds, Refunding Series 2019, 4.000%, 8/01/43 - BAM
Insured, (UB)
8/28 at 100.00 8,558,033
5,760 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Augusta Communities Mobile Home Park, Refunding
Series 2022A, 5.250%, 5/15/56
5/32 at 100.00 5,796,744
160 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
10/23 at 100.00 160,278
279,500 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
10/23 at 20.84 57,297,472
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
1,945 5.400%, 9/01/38 9/26 at 103.00 1,854,427
3,095 5.500%, 9/01/43 9/26 at 103.00 2,912,883
4,830 5.600%, 9/01/49 9/26 at 103.00 4,506,424
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
1,220 5.400%, 9/01/38 9/26 at 103.00 1,163,188
1,945 5.500%, 9/01/43 9/26 at 103.00 1,830,551
3,665 5.600%, 9/01/49 9/26 at 103.00 3,419,471
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
30
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
$ 2,410 5.400%, 9/01/38 9/26 at 103.00 $ 2,297,773
3,820 5.500%, 9/01/43 9/26 at 103.00 3,595,222
7,205 5.600%, 9/01/49 9/26 at 103.00 6,722,316
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
835 5.400%, 9/01/38 9/26 at 103.00 796,116
1,335 5.500%, 9/01/43 9/26 at 103.00 1,256,446
2,515 5.600%, 9/01/49 9/26 at 103.00 2,346,513
5,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017, 4.000%, 8/01/47 - AGM
Insured
2/27 at 100.00 4,484,877
20,925 (d),(e) Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 - BAM
Insured, (UB)
8/42 at 100.00 12,604,724
10,255 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2017E, 4.000%,
8/01/44 - BAM Insured, (UB)
8/26 at 100.00 9,457,750
Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2017A
:
14,760 (d) 4.000%, 8/01/42, (UB) 8/26 at 100.00 13,738,010
3,465 4.000%, 8/01/43 8/26 at 100.00 3,202,917
32,355 (d) 4.000%, 8/01/45 - BAM Insured, (UB) 8/26 at 100.00 29,683,587
11,155 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53
8/33 at 100.00 10,099,415
8,500 (d) Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2016, Series 2023C, 4.000%,
8/01/53, (UB)
8/33 at 100.00 7,695,654
1,765 (e) Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 0.000%, 8/01/42
8/29 at 100.00 1,809,369
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/52
9/29 at 103.00 918,936
7,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT), (UB)
11/31 at 100.00 6,078,176
13,600 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 4.000%, 5/15/50,
(AMT), (UB)
5/30 at 100.00 11,642,587
5,950 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT), (UB)
5/26 at 100.00 5,934,729
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.250%,
5/15/48, (AMT), (UB)
5/28 at 100.00 10,063,358
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D
:
3,660 4.000%, 5/15/41, (AMT) 11/31 at 100.00 3,309,281
12,125 (d) 5.000%, 5/15/46, (AMT), (UB) 11/31 at 100.00 12,093,881
1,750 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 1,490,103
31
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 6,000 (d) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022B, 4.000%,
5/15/48, (UB)
5/32 at 100.00 $ 5,486,829
8,000 (d) Madera Unified School District, Madera County, California, General
Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 - BAM
Insured, (UB)
8/27 at 100.00 7,333,837
1,065 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38
9/24 at 100.00 1,067,697
3,902 (c) Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005, 1.363%, 9/01/28
3/24 at 100.00 1,365,739
2,305 (e) Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51
8/37 at 100.00 1,497,574
970 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2013C,
5.550%, 8/01/43
8/38 at 100.00 602,081
Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002
:
1,230 0.000%, 12/01/31 - AMBAC Insured No Opt. Call 864,613
1,225 0.000%, 12/01/32 - AMBAC Insured No Opt. Call 820,123
11,265 (d) Pasadena Area Community College District, Los Angeles County,
California, General Obligation Bonds, 2022 Election Series 2023A-1,
4.000%, 8/01/52, (UB)
8/32 at 100.00 10,140,483
2,985 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Faciliteis Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call 839,748
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2
:
3,665 5.000%, 9/01/42 9/29 at 103.00 3,416,982
3,000 5.250%, 9/01/47 9/29 at 103.00 2,835,377
5,410 5.000%, 9/01/52 9/29 at 103.00 4,801,639
1,250 (d) Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 7.382%,
11/01/45, 144A, (IF)
11/25 at 100.00 1,426,432
Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien
Series 2011E
:
7,100 0.000%, 12/01/41 No Opt. Call 2,747,332
7,075 0.000%, 12/01/42 No Opt. Call 2,577,339
7,050 0.000%, 12/01/43 No Opt. Call 2,420,540
5,600 0.000%, 12/01/44 No Opt. Call 1,810,930
20,000 (d) Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47, (UB)
6/31 at 100.00 16,991,448
Rocklin Unified School District, Placer County, California, Special Tax
Bonds, Community Facilities District 2, Series 2007
:
550 0.000%, 9/01/36 - NPFG Insured No Opt. Call 301,975
660 0.000%, 9/01/37 - NPFG Insured No Opt. Call 340,054
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Ranch at Sierra Vista, Public Facilities Series 2023, 5.000%, 9/01/48
9/30 at 103.00 924,567
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
32
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100
:
$ 3,000 (d) 7.433%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call $ 4,024,520
2,500 (d) 7.433%, 12/01/30 - AMBAC Insured, 144A, (IF) No Opt. Call 3,353,767
6,580 (d) 7.757%, 12/01/33 - AMBAC Insured, 144A, (IF) No Opt. Call 9,832,055
4,630 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/24 at 100.00 4,652,599
Sacramento, California, Special Tax Bonds, Community Facilities District
2018-01 Railyards, Improvements Series 2022
:
2,150 5.250%, 9/01/42, 144A 9/29 at 103.00 2,078,968
4,000 5.250%, 9/01/47, 144A 9/29 at 103.00 3,800,563
2,250 5.375%, 9/01/52, 144A 9/29 at 103.00 2,141,691
4,928 San Bernardino City, California, Pension Obligation Bonds, Taxable Series
2020A, 6.750%, 12/15/46, 144A
6/29 at 100.00 4,637,619
1,800 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call 1,724,627
2,900 (d) San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 4.000%, 7/01/44, (AMT), (UB)
7/29 at 100.00 2,523,377
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B
:
13,205 (d) 4.000%, 7/01/46, (AMT), (UB) 7/31 at 100.00 11,279,941
23,370 (d) 4.000%, 7/01/51 - AGM Insured, (AMT), (UB) 7/31 at 100.00 19,834,472
19,840 4.000%, 7/01/56, (AMT) 7/31 at 100.00 16,122,077
4,800 (d) 4.000%, 7/01/56, (AMT), (UB) 7/31 at 100.00 3,900,503
24,170 (d) 5.000%, 7/01/56, (AMT), (UB) 7/31 at 100.00 23,685,362
San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A
:
17,460 (d) 4.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 14,388,821
19,500 (d) 5.000%, 5/01/52, (AMT), (UB) 5/32 at 100.00 19,332,464
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A
:
5,765 (d) 5.000%, 5/01/44, (AMT), (UB) 5/29 at 100.00 5,754,678
13,775 (d) 4.000%, 5/01/49, (AMT), (UB) 5/29 at 100.00 11,539,418
17,000 (d) 5.000%, 5/01/49, (AMT), (UB) 5/29 at 100.00 16,882,249
7,500 (d) San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/44,
(AMT), (UB)
5/24 at 100.00 7,391,901
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D
:
43,630 (d) 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 43,488,621
106,295 (d) 5.250%, 5/01/48, (AMT), (UB) 5/28 at 100.00 106,921,960
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E
:
11,350 (d) 4.000%, 5/01/50, (AMT), (UB) 5/29 at 100.00 9,454,350
58,160 (d) 5.000%, 5/01/50, (AMT), (UB) 5/29 at 100.00 57,719,933
4,000 5.000%, 5/01/50, (AMT) 5/29 at 100.00 3,969,734
17,000 (d) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45, (UB)
8/29 at 100.00 15,847,925
33
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 9,290 (d) San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.000%,
8/01/47, (UB)
2/32 at 100.00 $ 8,671,086
2,000 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A, 5.000%, 9/01/52, 144A
9/32 at 100.00 1,735,021
5,855 (d) San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, WSIP Green Series 2020A, 4.000%, 11/01/50, (UB)
11/30 at 100.00 5,381,077
San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D
:
2,750 0.000%, 8/01/26, 144A 10/23 at 87.88 2,418,818
8,905 0.000%, 8/01/31, 144A 10/23 at 68.84 6,138,079
17,120 0.000%, 8/01/43, 144A 10/23 at 37.70 6,502,075
San Francisco Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 6, Mission Bay South, Series 2005B
:
1,375 0.000%, 8/01/30 2/24 at 68.40 927,484
3,020 0.000%, 8/01/34 2/24 at 53.86 1,603,792
20,035 (d),(e) San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51
- BAM Insured, (UB)
9/41 at 100.00 12,896,662
6,960 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
10/23 at 100.00 6,521,067
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
10/23 at 26.56 1,697,068
94,800 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Turbo Capital Appreciation Series 2007C,
0.000%, 6/01/56
10/23 at 13.22 7,862,266
10,000 (d) Sweetwater Union High School District, California, General Obligation
Bonds, Refunding Series 2016, 4.000%, 8/01/47 - BAM Insured, (UB)
2/26 at 100.00 9,023,585
5,000 (d) Sweetwater Union High School District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2018C, 4.000%, 8/01/47,
(UB)
8/28 at 100.00 4,474,395
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East
2012B, 5.250%, 9/01/42
10/23 at 100.00 4,001,932
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017
:
2,265 5.500%, 9/01/27, 144A No Opt. Call 2,333,634
3,605 5.750%, 9/01/32, 144A 9/27 at 100.00 3,775,254
4,890 6.125%, 9/01/37, 144A 9/27 at 100.00 5,062,716
13,145 6.250%, 9/01/47, 144A 9/27 at 100.00 13,453,716
95,575 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%,
6/01/46
10/23 at 24.85 17,249,051
3,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48,
144A
12/23 at 103.00 2,792,529
3,000 Union Elementary School District, Santa Clara County, California, General
Obligation Bonds, Election of 2022, Series 2023A, 4.000%, 9/01/52
9/33 at 100.00 2,706,571
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
34
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 12.1% (continued)
$ 27,875 (d) University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB)
5/32 at 100.00 $ 25,005,168
4,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 3,632,493
Total California 1,923,050,835
Colorado - 10.6%
Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017A
:
481 5.000%, 12/01/37 10/23 at 103.00 437,376
1,507 5.125%, 12/01/47 10/23 at 103.00 1,278,705
464 Amber Creek Metropolitan District (In the City of Thornton), Adams
County, Colorado, Limited Tax (Convertible to Unlimited Tax), General
Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%,
12/15/47
10/23 at 103.00 410,821
1,100 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 942,405
1,945 Arvada West Town Center Business Improvement District, Colorado,
General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39
12/25 at 100.00 1,844,400
2,290 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
9/25 at 103.00 2,014,032
129,889 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 110,528,681
4,495 (d) Aurora, Colorado, Sewer Revenue Bonds, Pipeline Interceptor Project,
First Lien Series 2023, 4.000%, 8/01/53, (UB)
8/33 at 100.00 3,789,218
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
2,250 5.000%, 12/01/39 9/24 at 103.00 2,026,796
5,920 5.000%, 12/01/48 9/24 at 103.00 4,944,668
4,279 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
9/24 at 103.00 3,762,414
3,258 Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 3,083,984
2,195 Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.750%, 12/01/48
12/23 at 103.00 2,077,418
2,500 Banning Lewis Ranch Regional Metropolitan District, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation Bonds, Series
2018A, 5.375%, 12/01/48
12/23 at 103.00 2,264,811
Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A
:
2,624 5.500%, 12/01/36 10/23 at 102.00 2,589,972
3,485 5.750%, 12/01/46 10/23 at 102.00 3,354,034
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,262,058
3,210 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 6.750%, 12/01/49, 144A
6/25 at 99.64 2,666,478
35
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 2,880 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 $ 2,346,180
297 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020B-3, 8.000%, 12/15/50
12/25 at 103.00 218,341
865 Belleview Village Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020, 4.950%, 12/01/50
12/25 at 103.00 685,742
6,160 Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%, 12/01/49
6/25 at 103.00 5,657,670
3,250 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/41
3/26 at 103.00 2,780,795
1,690 Bent Grass Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.250%, 12/01/49, 144A
6/25 at 103.00 1,479,380
2,312 Berkley Shores Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A-3, 5.250%, 12/01/50
12/25 at 103.00 1,947,991
4,320 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 3,255,182
334 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
12/24 at 103.00 291,358
1,805 Bijou Creek Metropolitan District, Arapahoe County, Colorado, General
Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A,
5.000%, 12/01/49
12/24 at 103.00 1,533,150
2,215 (g) Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 2,284,876
829 (g) Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.500%, 12/15/48, (Pre-refunded 12/15/23)
12/23 at 103.00 858,876
18,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 13,120,631
1,910 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Capital
Appreciation Series 2015, 6.000%, 12/01/44, 144A
12/24 at 100.00 1,737,683
1,405 Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%,
12/15/49
12/24 at 103.00 1,257,707
675 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47
10/23 at 103.00 593,122
1,540 (g) Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%,
12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 1,589,667
257 (g) Bristol Metropolitan District, Aurora, Colorado,  Limited Tax General
Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%,
12/15/48, (Pre-refunded 12/15/23)
12/23 at 103.00 266,368
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
36
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 1,600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
5.000%, 12/01/49, 144A
12/25 at 103.00 $ 1,376,836
9,375 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 7,021,580
7,075 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
(Convertible to Senior) Capital Appreciation (Convertible to Current
Interest), Limited Tax (Convertible to Unlimited Tax) Series, 7.500%,
12/01/48
6/24 at 85.96 4,932,621
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
2,584 5.000%, 12/01/39 6/24 at 103.00 2,120,420
5,500 5.000%, 12/01/49 6/24 at 103.00 4,012,049
18,415 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 11,320,914
1,241 Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams
and Weld Counties, Colorado, Senior General Obligation Limited Tax
Refunding Bonds, Series 2018B, 6.375%, 12/15/47
12/23 at 103.00 1,147,609
Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Refunding & Improvement Series 2018A
:
1,185 5.250%, 12/01/38 12/23 at 103.00 1,100,553
2,250 5.375%, 12/01/48 12/23 at 103.00 1,996,920
1,226 Buffalo Highlands Metropolitan District, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Refunding Subordinate Series
2018B, 7.625%, 12/15/46
12/23 at 103.00 1,088,639
1,626 Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams
County, Colorado, General Obligation Refunding and Improvement
Bonds, Series 2018B, 7.375%, 12/15/47
12/23 at 103.00 1,485,938
5,616 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
10/23 at 100.00 3,682,900
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A
:
3,140 6.000%, 12/01/37 10/23 at 103.00 2,943,343
8,270 6.125%, 12/01/47 10/23 at 103.00 7,638,877
8,425 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
10/23 at 103.00 7,525,612
6,602 Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
10/23 at 100.00 4,261,427
3,425 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
10/23 at 103.00 3,163,622
2,997 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Subordinate Series
2017B, 8.000%, 12/15/47
10/23 at 103.00 2,677,063
37
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 3,163 Carousel Farms Metropolitan District, Town of Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.375%,
12/01/51
3/27 at 103.00 $ 2,514,248
4,960 Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.500%, 12/01/47
12/23 at 103.00 4,488,491
4,495 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Improvement Series 2018, 5.250%, 12/01/48
12/23 at 103.00 3,980,264
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
4,750 5.000%, 12/01/37, 144A 10/23 at 103.00 4,337,026
21,270 5.000%, 12/01/47, 144A 10/23 at 103.00 18,226,172
12,875 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 10,679,738
6,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 5,762,398
4,050 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 3,750,469
1,536 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B,
8.000%, 6/15/37
10/23 at 102.00 1,418,876
1,375 Cherry Hills City Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2020A-3, 5.000%, 12/01/47
12/25 at 103.00 1,135,009
1,307 (g) Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47, (Pre-refunded 12/01/23)
12/23 at 103.00 1,348,341
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%,
12/01/50
12/25 at 103.00 1,214,356
1,035 City Center West Residential Metropolitan District 2, Greeley, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 873,885
765 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.375%, 12/15/47
10/23 at 103.00 685,975
2,820 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series 2017A,
5.000%, 12/01/47
10/23 at 103.00 2,476,574
1,000 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/50
12/26 at 103.00 811,836
2,250 Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General
Obligation Limited Tax Bonds, Taxable Refunding Subordinate Series
2022B-1, 5.750%, 12/15/47 - BAM Insured
3/27 at 103.00 1,999,143
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017
:
4,350 5.375%, 10/01/37 10/27 at 100.00 3,684,355
8,925 5.500%, 10/01/47 10/27 at 100.00 7,152,204
6,625 5.625%, 10/01/52 10/27 at 100.00 5,389,395
1,350 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%,
7/01/46, 144A
7/25 at 100.00 1,225,103
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
38
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series 2008,
6.500%, 7/01/38
10/23 at 100.00 $ 1,750,383
885 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%,
1/15/44
1/24 at 100.00 869,302
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%,
7/01/46, 144A
7/26 at 100.00 864,595
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
350 4.000%, 7/01/41, 144A 7/31 at 100.00 276,448
350 4.000%, 7/01/51, 144A 7/31 at 100.00 247,888
1,225 4.000%, 7/01/61, 144A 7/31 at 100.00 819,438
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014
:
2,025 5.125%, 7/01/34, 144A 7/24 at 100.00 2,005,884
3,150 5.375%, 7/01/44, 144A 7/24 at 100.00 2,985,741
2,700 5.500%, 7/01/49, 144A 7/24 at 100.00 2,544,045
7,745 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Thomas MacLaren State Charter School Project,
Refunding & Improvement Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 7,163,567
695 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
10/23 at 100.00 696,425
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding &
Improvement Series 2015
:
500 5.000%, 12/15/35, 144A 12/25 at 100.00 500,802
2,500 5.000%, 12/15/45, 144A 12/25 at 100.00 2,338,708
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds,Science Technology Engineering and Math School
Project, Refunding Series 2014
:
890 5.000%, 11/01/44 11/24 at 100.00 782,962
765 5.125%, 11/01/49 11/24 at 100.00 669,260
14,650 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43, (UB)
11/29 at 100.00 13,207,848
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
6,490 (d) 4.000%, 11/15/50, (UB) 11/31 at 100.00 5,452,590
7,130 (d) 3.000%, 11/15/51 11/31 at 100.00 4,748,943
12,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%,
8/01/43
2/24 at 100.00 11,673,232
4,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 3,340,320
3,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Tender Option Bond Trust 2015-XF2195. Formerly
Tender Option Bond Trust 3364, 7.290%, 10/01/37, (Pre-refunded
11/13/23), 144A, (IF)
11/23 at 100.00 3,017,220
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,000 5.000%, 8/01/44 8/29 at 100.00 4,868,180
39
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 45 4.000%, 8/01/49 8/29 at 100.00 $ 36,300
4,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52
11/32 at 100.00 4,017,328
2,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of
Charity of Leavenworth Health Services Corporation, Tender Option Bond
Trust 2015-XF2196. Formerly Tender Option Bond Trust 3367, 8.791%,
1/01/35, 144A, (IF)
1/24 at 100.00 2,035,166
1,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
6.125%, 12/01/45, 144A
12/25 at 100.00 849,939
4,250 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
10/23 at 100.00 4,254,280
31,920 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
12/23 at 103.00 29,455,626
750 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Junior Lien Series 2018C,
12.500%, 12/15/38
12/23 at 103.00 706,352
1,361 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38
12/23 at 103.00 1,256,226
15,070 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Convertible Capital Appreciation Series
2019A-2, 6.250%, 12/01/48
6/24 at 99.88 14,023,159
1,996 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Series 2019B-2, 8.750%, 12/15/48
6/24 at 103.00 1,830,287
30,925 Colorado International Center Metropolitan District 4, Adams County,
Colorado, Limited Tax General Obligation and Special Revenue Refunding
and Improvement Convertible Capital Appreciation Bonds, Series 2019A-
1, 6.000%, 12/01/47
6/24 at 94.26 26,224, 539
13,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%,
12/01/50
9/25 at 103.00 11,263,291
3,715 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 2,930,953
1,086 (c) Colorado Springs Urban Renewal Authority, Colorado, Senior Special
Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47
12/23 at 103.00 820,870
18,000 (d) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/53, (UB)
11/33 at 100.00 18,912,474
17,000 (d) Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/46, (UB)
3/31 at 100.00 14,908,898
3,240 Colorado Tech Center Metropolitan District, Louisville, Colorado, General
Obligaiton Bonds, Series 2018, 6.000%, 12/01/47
No Opt. Call 2,803,220
1,495 Commons at East Creek Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Series 2020A-3, 5.000%, 12/01/50
12/25 at 103.00 1,215,450
1,125 Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2021A-3,
5.250%, 12/01/51
9/26 at 103.00 931,072
4,420 Confluence Metropolitan District, Eagle County, Colorado, Limited Tax
Supported Revenue Bonds, Subordinate Series 2021B, 5.500%, 12/15/50
6/26 at 103.00 3,598,143
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
40
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 1,765 Constitution Heights Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%,
12/01/49
6/25 at 103.00 $ 1,514,711
1,358 Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2021B, 5.500%,
12/15/36
9/26 at 103.00 1,166,036
725 Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited
Tax, General Obligation Bonds, Subordinate Series 2022B, 6.000%,
12/15/41
3/27 at 103.00 663,136
Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A
:
1,910 5.125%, 12/01/37 10/23 at 103.00 1,793,758
4,600 5.250%, 12/01/47 10/23 at 103.00 4,129,541
3,903 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
10/23 at 103.00 3,490,668
5,185 (c) Cornerstone Metropolitan District 2, Montrose and Ouray Counties,
Colorado, Limited Tax General Obligation Refunding Bonds, Series
2010A, 2.400%, 12/01/40
10/23 at 100.00 2,851,750
670 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.000%, 12/01/49
6/24 at 103.00 568,733
5,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2022, 6.500%,
12/01/51
12/29 at 103.00 4,532,412
Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
:
4,060 5.625%, 12/01/38 12/23 at 103.00 3,901,333
9,665 5.750%, 12/01/48 12/23 at 103.00 8,941,450
1,630 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%,
12/15/48
12/23 at 103.00 1,451,100
2,375 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 2,221,152
4,601 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2015, 5.250%, 12/01/45
12/25 at 100.00 4,153,234
663 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 600,283
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
9,000 (d) 4.125%, 11/15/53, (AMT), (UB) 11/32 at 100.00 7,648,595
7,085 5.500%, 11/15/53, (AMT), (UB) 11/32 at 100.00 7,332,757
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
3,470 (d) 4.000%, 12/01/43, (AMT), (UB) 12/28 at 100.00 3,032,140
8,200 (d) 5.000%, 12/01/43, (AMT), (UB) 12/28 at 100.00 8,178,564
28,210 (d) 4.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 23,477,725
8,500 (d) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 8,471,903
6,000 5.250%, 12/01/48, (AMT), (UB) 12/28 at 100.00 6,052,735
15,000 (d) Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51, (UB)
8/31 at 100.00 12,749,262
41
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A
:
$ 2,710 5.500%, 12/01/38 12/23 at 103.00 $ 2,492,544
8,550 5.625%, 12/01/48 12/23 at 103.00 7,504,224
1,855 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate
Series 2018B, 7.875%, 12/15/48
12/23 at 103.00 1,635,438
1,800 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 1,705,242
2,110 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series
2013, 5.375%, 12/01/42
10/23 at 100.00 1,951,788
870 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax
Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46
10/23 at 100.00 788,685
704 (g) Dublin North Metropolitan District 2, El Paso County, Colorado, Limited
Tax General Obligation and Improvement Bonds, Subordinate Series
2018B, 7.250%, 12/15/47, (Pre-refunded 12/15/23)
12/23 at 100.00 727,828
1,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 585,441
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
70 0.000%, 9/01/30 - NPFG Insured No Opt. Call 51,898
500 0.000%, 9/01/31 - NPFG Insured No Opt. Call 353,557
500 0.000%, 9/01/33 - NPFG Insured No Opt. Call 320,637
20 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/28 - NPFG Insured
No Opt. Call 16,293
3,766 (g) East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/48, (Pre-refunded 6/01/24)
6/24 at 103.00 3,792,558
534 (g) East Creek Metropolitan District 1,  Aurora, Arapahoe County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2019B,
8.000%, 12/15/48, (Pre-refunded 6/01/24)
6/24 at 103.00 561,977
Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A
:
1,700 5.000%, 12/01/41, 144A 6/26 at 103.00 1,455,624
2,000 5.000%, 12/01/51, 144A 6/26 at 103.00 1,569,692
3,100 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 2,420,196
18,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 16,961,555
2,385 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.250%, 12/01/49
12/23 at 103.00 2,102,260
398 Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49, 144A
12/23 at 103.00 354,413
Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022
:
695 5.000%, 12/01/32 12/27 at 103.00 682,038
5,800 5.550%, 12/01/47 12/27 at 103.00 5,544,564
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
42
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
520 First Creek Village Metropolitan District, Denver, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49
9/24 at 103.00 486,429
3 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 2,469
611 Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado,
Limited Tax  General Obligation and Special Revenue Bonds, Refunding
Subordinate Series 2020B, 7.000%, 12/15/49
3/25 at 103.00 520,632
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
11,995 5.750%, 12/01/30 12/24 at 100.00 11,471,958
36,930 6.000%, 12/01/38 12/24 at 100.00 33,159,318
2,110 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 1,822,132
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
4,220 5.500%, 12/01/42 12/30 at 102.00 3,935,788
5,780 5.750%, 12/01/52 12/30 at 102.00 5,278,821
2,266 Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series
2022B, 8.125%, 12/15/52
12/30 at 102.00 2,150,390
800 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%,
12/01/48
12/26 at 100.00 698,087
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B
:
17,145 6.000%, 12/01/52 9/27 at 103.00 15,654,715
2,321 8.500%, 12/15/52 9/27 at 103.00 2,174,162
16,375 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 13,252,825
3,428 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 6.500%, 6/03/50,
144A
6/25 at 103.00 2,916,735
Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Series 2017A
:
2,890 5.125%, 12/01/37 10/23 at 103.00 2,709,362
2,525 5.250%, 12/01/47 10/23 at 103.00 2,261,045
1,704 Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado,
Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%,
12/15/47
10/23 at 103.00 1,550,802
1,370 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 941,343
1,320 Glen Metropolitan District. 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47
10/23 at 103.00 1,157,639
5,490 Granby Ranch Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A
12/23 at 103.00 4,801,390
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
2,575 4.500%, 12/01/41 12/26 at 103.00 1,984,737
3,010 4.750%, 12/01/51 12/26 at 103.00 2,173,808
43
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and Limited
Tax General Obligation Subordinate Bonds, Series 2022B(3)
:
$ 8,855 6.250%, 12/01/52 9/27 at 103.00 $ 7,873,183
3,165 9.000%, 12/15/52 9/27 at 103.00 2,921,335
7,255 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50
9/25 at 103.00 6,671,654
1,930 Greenspire Metropolitan District 1, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51, 144A
6/27 at 103.00 1,600,783
750 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.375%,
12/01/37
10/23 at 100.00 749,963
1,327 Haskins Station Metropolitan District, Arvada, Colorado, General
Obligation Bonds, Limited Tax Special Revenue Subordinate Series
2019B, 8.750%, 12/15/49
12/24 at 103.00 1,175,108
16,080 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 15,623,920
4,684 Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation
Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49
3/25 at 103.00 4,060,320
20,140 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Convertible Capital Appreciation Series 2020A-2,
5.750%, 12/01/49
3/25 at 93.28 13,842,512
13,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 11,186,610
575 Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2021, 5.000%, 12/01/51
3/26 at 103.00 443,543
1,395 Highlands-Mead Metropolitan District, Mead, Weld County Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.125%, 12/01/50
9/25 at 103.00 1,160,406
1,550 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Series
2017A, 5.500%, 12/01/47
10/23 at 103.00 1,438,630
336 Highline Crossing Metropolitan District, In the City of Aurora, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
10/23 at 103.00 309,660
Hogback Metropolitan District, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2021A
:
725 5.000%, 12/01/41, 144A 12/26 at 103.00 628,654
2,625 5.000%, 12/01/51, 144A 12/26 at 103.00 2,130,375
2,345 Home Place Metropolitan District, Thornton, Adams County, Colorado,
General Obligation Bonds, Limited Tax Convertible to Unlimited Tax
Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 2,133,441
1,075 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2019A,
5.125%, 12/01/48
12/23 at 103.00 939,726
208 Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48
12/23 at 103.00 186,035
1,117 Iliff Commons Metropolitan District 2, Aurora, Colorado, General
Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%,
12/15/49
3/25 at 103.00 1,005,062
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
44
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 8,950 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 $ 7,840,107
5,433 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 5,155,751
770 Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax, Subordinate
Series 2021B, 5.000%, 12/15/36
12/26 at 103.00 656,833
1,613 Interpark Metropolitan District, In the City and County of Broomfield,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A
12/23 at 103.00 1,616,711
1,610 Interquest South Business Improvement District, Colorado Springs, El
Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series
2017, 5.000%, 12/01/47
10/23 at 103.00 1,385,058
Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
500 5.000%, 12/01/39 12/24 at 103.00 449,638
1,300 5.000%, 12/01/49 12/24 at 103.00 1,080,851
1,530 (g) Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48, (Pre-refunded
12/01/23)
12/23 at 103.00 1,579,775
534 (g) Iron Works Village Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48, (Pre-refunded
12/15/23)
12/23 at 103.00 553,640
16,119 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 14,638,950
2,510 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 2,450,512
2,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 1,643,582
2,500 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 2,008,521
1,900 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50
12/25 at 103.00 1,432,422
3,850 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/52
12/25 at 103.00 3,281,113
Lake of the Rockies Metropolitan District, In the Town of Monument, El
Paso County,  Colorado, Subordinate General Obligation Limited Tax
Bonds, Series 2018B
:
2,675 5.000%, 8/01/48 12/23 at 103.00 2,307,016
439 7.500%, 8/01/48 12/23 at 103.00 389,898
Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Refunding & Improvement Series 2018A
:
1,700 5.125%, 12/01/37 12/23 at 103.00 1,564,851
5,500 5.250%, 12/01/47 12/23 at 103.00 4,750,652
2,295 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47
12/23 at 103.00 2,037,501
45
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 6,210 (c) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.750%, 12/15/46
12/23 at 100.00 $ 5,444,372
1,329 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Junior Lien Series 2019C,
10.000%, 12/15/49
9/24 at 103.00 1,264,765
Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
:
875 5.000%, 12/01/39 9/24 at 103.00 799,573
5,170 5.000%, 12/01/49 9/24 at 103.00 4,454,940
1,368 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49
9/24 at 103.00 1,213,176
10,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 9,431,332
3,129 Leyden Ranch Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A,
5.125%, 12/01/47
10/23 at 103.00 2,781,809
1,180 Lochbuie Station Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
9/25 at 103.00 1,075,261
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
2,090 5.000%, 12/01/41 6/26 at 103.00 1,811,107
5,585 5.000%, 4/15/51 6/26 at 103.00 4,487,319
1,190 Mayfield Metropolitan District, Thornton, Colorado, General Oblgation
Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50
6/25 at 103.00 1,091,144
1,460 Mead Western Meadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47
12/28 at 100.00 1,277,939
2,921 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51
9/26 at 103.00 2,150,992
Meadowlark Metropolitan District, Parker Town, Douglas County,
Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited
Tax Series 2020A
:
525 4.875%, 12/01/40 9/25 at 103.00 437,589
750 5.125%, 12/01/50 9/25 at 103.00 624,168
1,695 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 6.750%,
12/01/52
12/27 at 103.00 1,577,091
1,473 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49
3/25 at 103.00 1,277,166
839 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds,  Series 2016B, 7.500%, 12/15/46
10/23 at 102.00 749,379
Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016
:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,404,889
5,300 5.000%, 12/01/46 12/25 at 100.00 4,599,177
2,221 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 2,035,635
985 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 831,970
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
46
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 937 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.625%, 12/15/49
3/25 at 103.00 $ 814,886
3,365 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 7.000%, 12/01/52
12/27 at 103.00 3,311,149
2,500 Mulberry Metropolitan District 2, Fort Collins, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2022B, 9.000%, 12/15/52
12/27 at 103.00 2,468,093
Murphy Creek Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2006
:
5,770 (c) 6.000%, 12/01/26 10/23 at 100.00 5,770,000
10,910 (c) 6.125%, 12/01/35 10/23 at 100.00 10,910,000
2,145 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series 2022A
and Subordinate General Obligation Limited Tax Bonds, Series 2022B(3),
6.000%, 12/01/52
9/27 at 103.00 1,964,714
1,760 North Holly Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%,
12/01/48
12/23 at 103.00 1,594,535
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1
:
4,410 5.375%, 12/01/34 12/23 at 103.00 4,378,345
2,845 5.750%, 12/01/48 12/23 at 103.00 2,763,557
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2
:
5,460 5.500%, 12/01/34 12/23 at 103.00 5,468,988
8,500 5.850%, 12/01/48 12/23 at 103.00 8,367,234
1,129 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 884,125
1,550 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
10/23 at 103.00 1,547,620
5,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 4,269,060
9,710 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49
3/25 at 103.00 8,355,210
2,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,631,959
865 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.500%, 12/15/50
12/25 at 103.00 753,440
3,435 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48
6/24 at 103.00 2,994,097
611 Orchard Park Place North Metropolitan District, Westminster, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/48
6/24 at 103.00 539,837
1,000 Overlook Metropolitan District, Parker, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2021B-3, 5.500%, 12/15/51
9/26 at 103.00 802,849
3,445 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 3,256,101
47
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 42,040 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 $ 35,403,885
1,740 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%,
12/01/47
12/23 at 103.00 1,608,702
800 Palisade Park North Metropolitan District 2, Colorado, General Obligation
Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47
12/23 at 103.00 717,388
1,385 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 1,199,763
783 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2019B,
7.750%, 12/15/49
6/24 at 103.00 691,536
Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A
:
1,310 5.000%, 12/01/40 9/25 at 103.00 1,163,006
3,335 5.250%, 12/01/50 9/25 at 103.00 2,806,211
1,419 Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45
12/26 at 100.00 1,255,701
3,786 Parker Automotive Metropolitan District, In the Town of Parker, Colorado,
Subordinate Limited Tax General Obligation Refunding Bonds, Series
2018B, 8.000%, 12/15/32
12/23 at 103.00 3,583,039
4,125 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 3,334,364
1,652 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
7.625%, 12/15/51, 144A
3/26 at 103.00 1,422,428
8,060 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 7,632,064
52,535 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 28,424,529
1,000 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 851,476
1,200 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50
9/25 at 103.00 994,504
9,635 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 8,756,883
3,055 Powers Metropolitan District In the City of Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation Bonds, Series 2018,
5.375%, 12/01/48
12/23 at 103.00 2,766,401
2,015 Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A
12/26 at 100.00 1,877,298
725 Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44
12/25 at 103.00 589,883
2,000 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 1,470,132
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
48
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 7,237 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 $ 6,022,780
500 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Subordinate Series 2021B, 7.250%, 12/15/51
9/26 at 103.00 422,991
1,480 Ptarmigan West Metropolitan District 2, Windsor, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2021-3, 4.125%,
12/01/51
9/26 at 103.00 971,447
20,000 (d) Pueblo County, Colorado, Certificates of Participation, County Judicial
Complex Project, Series 2022A, 5.000%, 7/01/49, (UB)
7/32 at 100.00 19,505,082
400 Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital
Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax
Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%,
12/01/25, 144A
No Opt. Call 322,900
3,080 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 2,094,400
7,890 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50
12/25 at 103.00 6,674,164
16,450 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 15,385,150
2,840 Raindance Metropolitan District No. 3, Town of Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47
12/23 at 103.00 2,540,280
3,475 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 2,946,198
515 Range View Estates Metropolitan District, Mead, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2020B,
7.750%, 12/15/49
3/25 at 103.00 449,300
12,890 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
12/26 at 103.00 10,247,795
Reata South Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
:
4,915 5.375%, 12/01/37 12/23 at 103.00 4,659,244
10,340 5.500%, 12/01/47 12/23 at 103.00 9,399,476
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
575 4.750%, 12/01/35 12/24 at 100.00 508,075
3,195 5.000%, 12/01/44 12/24 at 100.00 2,776,724
3,220 Regency Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46
6/24 at 103.00 2,832,345
2,295 Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 1,909,077
5,835 Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax
General Obligation Bonds, Series 2018A, 5.625%, 12/01/48
12/23 at 103.00 5,359,217
5,336 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 4,639,076
1,325 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45
12/26 at 100.00 1,160,292
981 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 679,823
49
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 3,300 Rex Ranch Metropolitan District, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47
12/23 at 103.00 $ 3,407,264
362 Richards Farm Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49
12/24 at 103.00 324,125
1,000 Ridgeline Vista Metropolitan District, Brighton, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60
3/26 at 103.00 797,660
1,695 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation
Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 1,466,529
998 River Park Metropolitan District, New Castle, Garfield County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%,
6/15/39
10/23 at 100.00 975,949
2,935 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 2,495,715
628 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
9/24 at 103.00 550,683
6,345 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 5,122,641
2,625 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 2,076,397
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A, 6.750%, 12/01/52
12/29 at 103.00 4,656,142
2,290 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2017A, 5.500%, 12/01/47
10/23 at 103.00 2,102,834
509 Salisbury Heights Metropolitan District, Douglas County, Colorado,
Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%,
12/15/47
10/23 at 103.00 463,362
Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A
:
1,280 5.000%, 12/01/40, 144A 9/25 at 103.00 1,118,789
3,125 5.125%, 12/01/50, 144A 9/25 at 103.00 2,590,212
804 Severance Shores Metropolitan District 4, Weld County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%,
12/15/49
3/25 at 103.00 716,268
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
3,300 3.750%, 12/01/41 9/26 at 103.00 2,373,037
10,575 4.000%, 12/01/51 9/26 at 103.00 7,302,245
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 821,469
1,765 Silver Peaks Metropolitan District No. 2, In the Town of Lochbuie, Weld
County, Colorado, Limited Tax General Obligation Subordinate Bonds,
Series 2018B, 7.250%, 12/15/47
12/23 at 103.00 1,561,757
4,500 Sky Ranch Community Authority Board (Arapahoe County, Colorado),
Limited Tax Supported District No. 3 Senior Bonds (Tax-Exempt Fixed
Rate), Series 2022A and Subordinate Bonds (Tax-Exempt Fixed Rate),
Series 2022B(3), 5.750%, 12/01/52, 144A
9/27 at 103.00 3,965,242
2,000 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A,
5.000%, 12/01/49
12/24 at 102.00 1,810,687
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
50
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 1,820 South Aurora Regional Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 $ 1,622,503
7,500 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 6,876,989
1,950 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2018B, 8.000%, 12/15/47
12/23 at 103.00 1,731,437
1,000 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Limited Tax General Obligation Bonds, Series
2019A, 5.500%, 12/01/48
6/24 at 103.00 841,108
2,208 South Timnath Metropolitan District No. 1,  In the Town of Timnath,
Larimer County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2019B, 8.000%, 12/15/48
6/24 at 103.00 1,913,920
SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016
:
810 5.000%, 12/01/36 10/23 at 102.00 753,679
1,220 5.000%, 12/01/46 10/23 at 102.00 1,061,408
6,055 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
10/23 at 103.00 5,515,932
1,105 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2017B, 7.750%, 12/15/47
10/23 at 103.00 1,007,363
1,355 Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 1,155,017
Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2020A
:
1,910 5.000%, 12/01/40 9/25 at 103.00 1,655,260
2,270 5.125%, 12/01/50 9/25 at 103.00 1,837,293
St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A
:
1,500 5.000%, 12/01/37 10/23 at 103.00 1,401,511
9,100 5.125%, 12/01/47 10/23 at 103.00 8,058,359
1,084 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47
10/23 at 103.00 1,021,329
16,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 16,007,013
5,000 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 4,189,036
11,750 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22,
5.750%, 12/01/51
6/30 at 102.00 10,658,450
2,270 Stone Creek Metropolitan District, In Douglas County Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 2,091,545
595 Stone Creek Metropolitan District, In Douglas County, Colorado,
Subordinate General Obligation Limited Tax Bonds, Series 2018B,
7.875%, 12/15/47
12/23 at 103.00 535,931
7,500 (c) Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds,
Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31
10/23 at 100.00 1,200,000
51
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 6,228 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
10/23 at 103.00 $ 5,657,817
1,360 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47
10/23 at 103.00 1,215,270
900 (g) Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding &
Improvement Series 2013, 5.125%, 11/01/38, (Pre-refunded 12/01/23),
144A
12/23 at 100.00 901,171
Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A
:
1,755 5.250%, 12/01/39 12/25 at 103.00 1,400,581
5,540 5.250%, 12/01/51 12/25 at 103.00 3,948,721
887 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 701,096
1,275 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.750%, 12/01/51, 144A
3/27 at 103.00 921,305
1,730 Timberleaf Metropolitan District, Adams County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A,
5.750%, 12/01/50
6/25 at 103.00 1,573,924
Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A
:
1,500 5.250%, 12/01/37 12/23 at 103.00 1,416,502
2,850 5.375%, 12/01/47 12/23 at 103.00 2,546,586
953 Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited
Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%,
12/15/47
12/23 at 103.00 857,022
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A
:
1,020 5.000%, 12/01/39 9/24 at 103.00 917,261
3,380 5.000%, 12/01/49 9/24 at 103.00 2,838,834
3,400 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 2,308,552
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
700 5.000%, 12/01/41 3/26 at 103.00 570,264
16,485 5.000%, 12/01/51 3/26 at 103.00 12,291,119
8,730 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 6,989,416
1,600 Two Bridges Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48
12/23 at 103.00 1,475,563
9,500 (c) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37
10/23 at 100.00 1,900,000
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
5,870 5.375%, 12/01/39 12/23 at 103.00 5,552,806
38,055 5.500%, 12/01/48 12/23 at 103.00 34,679,484
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
52
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 $ 3,379,605
8,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 6,903,666
3,570 Verve Metropolitan District 1, Jefferson County and the City and County of
Broomfield, Colorado, General Obligation Bonds, Improvement Limited
Tax Series 2023, 6.750%, 12/01/52
3/26 at 103.00 3,133,178
2,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,427,723
1,400 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48,
144A
12/23 at 103.00 1,280,543
737 Village at Southgate Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2018B,
7.750%, 12/15/40, 144A
12/23 at 103.00 666,903
3,825 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%,
12/01/50
9/25 at 103.00 3,244,219
586 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2020B, 8.125%, 12/15/50
9/25 at 103.00 518,471
1,630 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46
10/23 at 103.00 1,429,133
245 Village East Metropolitan District 3, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%,
12/15/46
10/23 at 103.00 219,331
1,750 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 5.000%, 12/01/49
12/25 at 103.00 1,535,139
12,435 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%, 12/01/52
6/27 at 103.00 11,827,283
1,020 Villages of Johnstown Metropolitan District No. 3, Town of Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series 2020A and
Subordinate Limited Tax General Obligation Bonds, Series 2020B,
5.000%, 12/01/50
12/25 at 103.00 832,299
1,743 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.125%, 12/01/48
12/23 at 103.00 1,519,572
690 Villas Metropolitan District, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%,
12/15/48
12/23 at 103.00 610,875
4,145 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 3,518,979
600 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax
Series 2019B, 7.750%, 12/15/49
12/24 at 103.00 528,828
2,295 Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax
General Obligation Bonds, Refunding Senior Series 2022A, 5.250%,
12/01/52
12/27 at 103.00 1,969,548
10,950 Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado,
Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call 9,945,919
53
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 2,500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/51
3/27 at 103.00 $ 2,028,978
West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022
:
2,200 6.250%, 12/01/32 12/29 at 103.00 2,069,716
21,650 6.750%, 12/01/52 12/29 at 103.00 19,202,803
1,300 Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 5.375%, 12/01/48
6/24 at 103.00 1,157,368
1,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds,
Series 2021A-2, 5.750%, 12/01/50
3/26 at 99.11 641,257
Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
:
750 5.000%, 12/01/40 3/26 at 103.00 653,534
1,000 5.000%, 12/01/50 3/26 at 103.00 807,594
5,355 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022, 5.125%,
12/01/51
3/27 at 103.00 4,295,874
1,960 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 1,693,315
313 Westview Metropolitan District, Weld County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%,
12/15/49
6/24 at 103.00 276,722
4,600 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 3,151,520
2,780 White Buffalo Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series
2020, 5.500%, 12/01/50
6/25 at 103.00 2,420,672
595 (g) Wild Plum Metropolitan District, Columbine Valley, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%,
12/01/49, (Pre-refunded 12/01/24)
12/24 at 103.00 617,140
6,500 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%,
12/01/48
12/23 at 103.00 5,835,813
1,707 Wildwing Metropolitan District 5, Colorado, Limited Tax General
Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48
12/23 at 103.00 1,528,857
756 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
9/24 at 103.00 658,003
3,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 3,142,745
650 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/49
12/24 at 103.00 566,501
21,610 (e) Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 0.000%, 12/01/51, 144A
9/26 at 97.28 10,993,290
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
3,785 4.000%, 12/01/41, 144A 9/26 at 103.00 2,473,809
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
54
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 10.6% (continued)
$ 49,660 4.125%, 12/01/51, 144A 9/26 at 103.00 $ 28,530,455
3,265 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2017A, 6.500%, 12/01/47
12/27 at 103.00 3,135,555
1,635 Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2017B,
7.750%, 12/15/47
12/27 at 103.00 1,471,828
Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019
:
3,300 5.000%, 12/01/39 9/24 at 103.00 3,003,633
9,315 5.000%, 12/01/49 9/24 at 103.00 7,886,492
1,185 Winsome Metropolitan District No. 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
9/26 at 103.00 922,253
1,500 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,327,200
2,200 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Limited Tax Convertible
to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48
12/23 at 103.00 2,049,687
292 Yarrow Gardens Metropolitan District, In the City of Wheat Ridge,
Jefferson County, Colorado, General Obligation Subordinate General
Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A
12/23 at 103.00 261,038
Total Colorado 1,680,755,315
Connecticut - 0.1%
6,115 (d) Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Childrens Medical Center and Subsidiaries, Series 2023E,
4.250%, 7/15/53, (UB)
1/33 at 100.00 5,149,514
4,379 Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority
Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%,
2/01/45, 144A
10/23 at 100.00 4,381,165
Total Connecticut 9,530,679
Delaware - 0.1%
Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A
:
4,890 (g) 6.750%, 9/01/35, (Pre-refunded 3/03/25), 144A 3/25 at 100.00 5,078,929
7,500 (g) 7.000%, 9/01/45, (Pre-refunded 3/03/25), 144A 3/25 at 100.00 7,812,190
6,129 Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special
Development District, Series 2018, 5.250%, 7/01/48, 144A
7/28 at 100.00 5,532,724
1,310 Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds,
Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B,
8.250%, 7/15/48
10/23 at 100.00 1,310,404
Total Delaware 19,734,247
District of Columbia - 2.3%
341,045 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
10/23 at 24.85 72,801,682
19,980 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 15,675,751
230 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Taxable Series 2019B, 7.000%, 5/15/24, 144A
No Opt. Call 225,539
2,000 (e) District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 0.000%, 6/01/46, 144A
6/28 at 100.00 1,220,354
55
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 2.3% (continued)
District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A
:
$ 580 5.000%, 7/01/32 7/24 at 103.00 $ 548,092
800 5.000%, 7/01/37 7/24 at 103.00 714,028
3,100 5.000%, 7/01/52 7/24 at 103.00 2,424,917
90,205 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien
Series 2010A, 0.000%, 10/01/37 - BAM Insured, (UB)
No Opt. Call 44,793,223
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
53,245 (d) 4.000%, 10/01/44, (UB) 10/29 at 100.00 46,411,159
1,010 4.000%, 10/01/44 10/29 at 100.00 880,369
53,165 (d) 4.000%, 10/01/49, (UB) 10/29 at 100.00 44,671,801
44,865 (d) 4.000%, 10/01/53, (UB) 10/29 at 100.00 36,928,660
7,500 (d) 4.000%, 10/01/53 - AGM Insured, (UB) 10/29 at 100.00 6,479,385
29,760 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 -
AGM Insured, (UB)
10/31 at 100.00 25,662,51 8
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B
:
2,450 0.000%, 10/01/27 - AGC Insured No Opt. Call 2,081,665
2,055 0.000%, 10/01/36 - AGC Insured No Opt. Call 1,115,203
7,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,622,038
17,835 (d) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 4.000%, 10/01/51, (AMT), (UB)
10/31 at 100.00 14,961,767
12,345 (d) Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 4.500%, 10/01/53, (AMT), (UB)
10/32 at 100.00 11,254,702
20,000 (d) Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A., 5.250%,
7/15/53, (UB)
7/33 at 100.00 20,986,950
10,000 (d) Washington Metropolitan Area Transit Authority, Virginia, Dedicated
Revenue Bonds, Green Series 2023A, 4.125%, 7/15/47, (UB)
7/33 at 100.00 9,041,819
Total District of Columbia 366,501,622
Florida - 19.0%
1,495 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
6.250%, 11/01/46
11/39 at 100.00 1,500,266
32,215 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 20,844,091
2,125 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call 1,806,929
4,920 (d) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the University
of Florida Project, Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 4,068,158
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
56
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
:
$ 2,405 5.250%, 11/01/39, 144A 11/29 at 100.00 $ 2,306,927
4,020 5.375%, 11/01/49, 144A 11/29 at 100.00 3,716,739
2,000 Arbors Community Development District, Florida, Revenue Bonds, Capital
Improvement 2023 Project Area Series 2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 1,922,017
1,570 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/36
5/28 at 100.00 1,512,308
Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
415 5.000%, 11/01/34, 144A 11/27 at 100.00 401,639
1,000 5.125%, 11/01/48, 144A 11/27 at 100.00 895,554
1,960 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48
5/31 at 100.00 1,979,969
3,060 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%,
5/01/47
5/26 at 100.00 2,916,519
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018
:
1,145 5.300%, 5/01/39 5/29 at 100.00 1,125,780
1,940 5.375%, 5/01/49 5/29 at 100.00 1,809,299
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
4.000%, 5/01/52, 144A
5/32 at 100.00 724,836
1,790 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023,
5.500%, 5/01/53, 144A
5/33 at 100.00 1,648,185
Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023
:
4,515 5.375%, 5/01/43 5/33 at 100.00 4,266,726
9,560 5.625%, 5/01/54 5/33 at 100.00 8,948,604
3,485 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43
11/24 at 100.00 3,502,169
1,675 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
5.000%, 11/01/48, 144A
11/28 at 100.00 1,503,484
1,125 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 813,120
15,000 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 13,027,124
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
570 5.000%, 11/01/39, 144A 11/29 at 100.00 541,941
935 5.000%, 11/01/49, 144A 11/29 at 100.00 836,475
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018
:
2,250 5.000%, 11/01/39, 144A 11/29 at 100.00 2,138,267
57
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 5,470 5.125%, 11/01/49, 144A 11/29 at 100.00 $ 4,924,063
1,460 5.125%, 11/01/51, 144A 11/29 at 100.00 1,307,158
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
480 5.000%, 11/01/39, 144A 11/29 at 100.00 456,278
1,560 5.125%, 11/01/49, 144A 11/29 at 100.00 1,406,221
2,575 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 2,415,715
1,985 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.500%,
11/01/44
11/25 at 100.00 1,927,080
4,375 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
11/01/48
11/28 at 100.00 3,868,211
3,310 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 2,391,681
920 Bartram Park Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%,
5/01/35
5/25 at 100.00 902,643
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
2,710 5.000%, 9/01/43 10/23 at 100.00 2,656,240
1,230 5.000%, 9/01/45 10/23 at 100.00 1,198,553
4,050 5.000%, 9/01/48 10/23 at 100.00 3,903,009
Beach Road Golf Estates Community Development District, Bonita
Springs, Florida, Special Assessment Bonds Series 2015
:
80 5.000%, 11/01/36 11/25 at 100.00 76,444
8,380 5.000%, 11/01/46 11/25 at 100.00 7,425,748
55 Beacon Lakes Community Development District, Florida, Special
Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38
10/23 at 100.00 55,022
1,770 Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1, 5.500%, 11/01/39, 144A
11/29 at 100.00 1,749,169
1,840 Beaumont Communit Development District 2, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A
11/31 at 100.00 1,841,253
2,985 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.500%, 11/01/43
11/28 at 100.00 3,147,883
150 Belmond Reserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 2 Series 2023, 5.500%,
11/01/52
11/33 at 100.00 141,499
1,000 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43
11/33 at 100.00 1,040,849
Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A
:
705 5.375%, 11/01/36 11/27 at 100.00 696,375
1,025 5.500%, 11/01/46 11/27 at 100.00 971,959
3,145 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47
5/26 at 100.00 2,716,671
3,000 Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022, 5.625%,
6/15/52
6/32 at 100.00 2,828,990
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
58
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 26,135 Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
10/23 at 100.00 $ 24,952,483
Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
1,785 5.000%, 5/01/38, 144A 5/28 at 100.00 1,695,726
2,975 5.125%, 5/01/48, 144A 5/28 at 100.00 2,670,470
1,985 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
10/23 at 100.00 1,985,058
2,500 Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023, 5.500%, 5/01/53, 144A
5/33 at 100.00 2,297,459
3,510 (d) Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A, 4.000%, 4/01/52, (UB)
4/32 at 100.00 2,851,297
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
1,000 5.500%, 5/01/42, 144A 5/32 at 100.00 956,364
1,910 5.625%, 5/01/52, 144A 5/32 at 100.00 1,789,338
9,955 (d) Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/42, (AMT), (UB)
10/27 at 100.00 9,938,601
18,380 (d) Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
4.000%, 10/01/44, (AMT), (UB)
10/29 at 100.00 15,870,205
Broward County, Florida, Tourist Development Tax Revenue Bonds,
Convention Center Expansion Project, Series 2021
:
18,590 (d) 4.000%, 9/01/51 - BAM Insured, (UB) 9/31 at 100.00 15,633,794
5,000 (d) 4.000%, 9/01/51, (UB) 9/31 at 100.00 4,190,589
7,625 (d) Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series
2022A, 4.000%, 10/01/47
10/31 at 100.00 6,779,545
2,000 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 1,859,927
Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,315 5.125%, 11/01/38 11/27 at 100.00 1,259,111
1,910 5.250%, 11/01/47 11/27 at 100.00 1,748,767
6,830 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A
7/25 at 100.00 4,585,988
2,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 1,592,320
520 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/56, 144A
6/31 at 100.00 410,737
4,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 2,867,626
7,840 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
6/25 at 105.00 7,169,095
225 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25,
144A
No Opt. Call 221,048
3,625 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin
Academies Inc., Series 2020A, 5.750%, 7/01/55
7/26 at 104.00 3,082,373
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A
:
750 5.125%, 7/01/39, 144A 1/29 at 100.00 685,103
59
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 10,455 5.250%, 7/01/49, 144A 1/29 at 100.00 $ 9,148,291
1,000 5.375%, 7/01/54, 144A 1/29 at 100.00 877,319
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A
:
1,000 5.375%, 6/15/38, 144A 6/28 at 100.00 927,439
1,970 5.375%, 6/15/48, 144A 6/28 at 100.00 1,707,733
2,290 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral
Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54
10/23 at 105.00 1,518,773
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
730 6.100%, 8/15/38, 144A 8/28 at 100.00 730,238
4,030 6.200%, 8/15/48, 144A 8/28 at 100.00 3,934,866
3,955 6.375%, 8/15/53, 144A 8/28 at 100.00 3,920,704
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A
:
3,490 5.375%, 7/01/37, 144A 7/27 at 100.00 3,340,923
4,820 5.500%, 7/01/47, 144A 7/27 at 100.00 4,414,146
42,506 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 6,057,059
10,470 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 5.250%, 6/15/47, 144A
6/27 at 100.00 9,385,374
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A
:
1,000 5.000%, 6/15/39, 144A 6/26 at 100.00 898,186
5,425 5.000%, 6/15/49, 144A 6/26 at 100.00 4,496,525
Capital Trust Agency, Florida, Revenue Bonds, Tallahassee Classical
School Inc., Series 2021A
:
4,395 4.250%, 7/01/51, 144A 7/31 at 100.00 2,916,099
4,265 4.375%, 7/01/56, 144A 7/31 at 100.00 2,809,826
5,750 (c) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A
4/24 at 103.00 3,047,500
Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A
:
1,090 5.000%, 10/15/47, 144A 10/27 at 100.00 942,254
895 5.000%, 10/15/52, 144A 10/27 at 100.00 755,394
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
1,860 5.375%, 8/01/32, 144A 8/24 at 103.00 1,538,301
2,735 5.625%, 8/01/37, 144A 8/24 at 103.00 2,113,270
11,680 5.875%, 8/01/52, 144A 8/24 at 103.00 8,075,446
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015
:
765 5.625%, 11/01/36 11/26 at 100.00 769,355
1,855 5.750%, 11/01/47 11/26 at 100.00 1,816,715
Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
625 5.125%, 5/01/38 5/28 at 100.00 602,220
1,235 5.250%, 5/01/49 5/28 at 100.00 1,134,087
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
3,765 5.000%, 5/01/34 5/24 at 100.00 3,756,933
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
60
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 9,305 5.125%, 5/01/45 5/24 at 100.00 $ 8,612,427
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,470 5.000%, 5/01/32 5/27 at 100.00 1,467,289
6,205 5.000%, 5/01/48 5/27 at 100.00 5,558,797
3,490 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%,
10/01/36, (AMT), 144A
10/25 at 100.00 3,486,904
1,000 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2021A, 4.000%,
10/01/51, (AMT), 144A
10/31 at 100.00 724,468
1,000 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
5.000%, 6/15/49, 144A
6/29 at 100.00 877,283
2,575 Coconut Cay Community Development District, Florida, Special
Assessment Bonds, Series 2006, 5.375%, 5/01/36
10/23 at 100.00 2,574,808
Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2023
:
3,500 5.250%, 6/01/38 6/33 at 100.00 3,330,444
5,000 5.000%, 6/01/43 6/33 at 100.00 4,416,253
Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A
:
5,966 (c) 7.750%, 5/15/35, 144A 5/24 at 100.00 328,105
3,728 (c) 8.000%, 5/15/37, 144A 5/24 at 100.00 205,066
753 (c) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2015A,
6.500%, 5/15/49, 144A
5/25 at 100.00 41,419
Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A
:
1,360 5.000%, 12/01/37, 144A 12/27 at 100.00 1,224,145
2,205 5.000%, 12/01/47, 144A 12/27 at 100.00 1,837,180
2,000 Connerton East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 Project, Series
2023, 5.375%, 6/15/53, 144A
6/33 at 100.00 1,877,402
1,000 Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/31 at 100.00 875,189
Coral Bay of Lee County Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2022
:
320 5.500%, 5/01/42 5/32 at 100.00 307,198
500 5.625%, 5/01/52, 144A 5/32 at 100.00 473,514
Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017
:
1,855 5.000%, 11/01/38, 144A 11/32 at 100.00 1,740,667
3,760 5.125%, 11/01/50, 144A 11/32 at 100.00 3,338,449
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
745 5.250%, 11/01/37 11/28 at 100.00 727,032
1,915 5.600%, 11/01/46 11/28 at 100.00 1,845,703
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
2,325 5.250%, 11/01/39, 144A 11/29 at 100.00 2,275,223
61
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 3,410 5.375%, 11/01/50, 144A 11/29 at 100.00 $ 3,218,869
1,500 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2023, 5.375%, 5/01/53
5/33 at 100.00 1,365,087
1,975 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%,
5/01/30
5/24 at 100.00 1,990,388
2,130 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%,
5/01/44
5/24 at 100.00 2,135,466
3,750 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call 3,107,203
1,230 Cypress Bay West Community Development District, Palm Bay, Florida,
Revenue Bonds, Assessment Area One Capital Improvement Series 2023,
5.500%, 5/01/53
5/33 at 100.00 1,132,548
2,605 Cypress Bluff Community Development District, Florida, Special
Assessment Bonds, Series 2019, 5.100%, 5/01/48
5/29 at 100.00 2,361,285
115 Cypress Creek Community Development District, Hillborough County,
Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A,
6.000%, 5/01/45
5/32 at 100.00 110,998
1,435 Cypress Park Estates Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project, Series 2022,
5.125%, 5/01/52, 144A
5/32 at 100.00 1,266,022
1,500 Cypress Ridge Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area One Project, Series
2023, 5.875%, 5/01/53, 144A
5/33 at 100.00 1,418,698
4,000 (d) Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern
University Project, Refunding Series 2018, 5.000%, 4/01/48, (UB)
4/28 at 100.00 3,910,296
1,500 Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 5/01/53,
144A
5/33 at 100.00 1,388,884
Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023
:
575 5.000%, 5/01/43 5/33 at 100.00 532,329
2,395 5.250%, 5/01/53 5/33 at 100.00 2,200,153
15,735 (d) Doral, Florida, General Obliation Bonds, Parks & Recreation Projects,
Series 2021, 4.000%, 7/01/50, (UB)
7/30 at 100.00 13,348,727
Downden West Community Development District, Florida, Revenue Bonds
Series 2018
:
1,000 5.400%, 5/01/39, 144A 5/29 at 100.00 963,254
3,205 5.550%, 5/01/49, 144A 5/29 at 100.00 3,029,428
7,880 Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2018A, 5.100%, 5/01/48,
144A
5/28 at 100.00 7,209,986
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
1,035 5.300%, 5/01/36 5/26 at 100.00 1,021,876
1,430 5.500%, 5/01/45 5/26 at 100.00 1,368,394
1,955 5.500%, 5/01/46 5/26 at 100.00 1,860,750
1,430 DW Bayview Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2022 Assessment Area Series 2022,
5.250%, 5/01/52
5/32 at 100.00 1,291,377
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
62
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 1,000 East 547 Community Development District, Florida, Special Assessment
Bonds, Area 2 Series 2023, 6.500%, 5/01/54
No Opt. Call $ 1,002,288
2,205 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33
10/23 at 100.00 2,171,552
1,000 East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 889,397
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018
:
1,485 5.125%, 5/01/39 5/29 at 100.00 1,416,705
2,490 5.250%, 5/01/49 5/29 at 100.00 2,265,352
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1
:
1,790 5.500%, 11/01/39, 144A 11/29 at 100.00 1,768,095
4,405 5.750%, 11/01/49, 144A 11/29 at 100.00 4,286,111
4,000 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48
11/27 at 100.00 3,692,315
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1
:
1,000 5.500%, 5/01/39, 144A 5/29 at 100.00 982,173
2,000 5.625%, 5/01/49, 144A 5/29 at 100.00 1,906,910
4,295 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%,
11/01/45
5/27 at 100.00 4,457,628
15,000 Everest GMR Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2023, 6.200%, 5/01/54
5/33 at 100.00 14,121,282
Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
1,245 5.000%, 11/01/39, 144A 11/29 at 100.00 1,172,576
2,410 5.125%, 11/01/49, 144A 11/29 at 100.00 2,154,124
750 Fallschase Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 3.125%, 5/01/31
No Opt. Call 645,921
500 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.200%, 5/01/50
5/30 at 100.00 380,707
1,415 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%,
6/15/46, 144A
6/26 at 100.00 1,375,175
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A
:
765 6.000%, 6/15/37, 144A 6/26 at 100.00 765,672
1,510 6.125%, 6/15/46, 144A 6/26 at 100.00 1,467,501
830 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%,
6/15/46, 144A
6/26 at 100.00 806,640
1,900 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022, 5.250%,
10/01/56, 144A
10/29 at 100.00 1,706,250
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A
:
2,030 5.000%, 6/15/51, 144A 6/29 at 102.00 1,568,452
1,805 5.000%, 6/15/56, 144A 6/29 at 102.00 1,361,863
63
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Discovery High School Project, Series 2020A
:
$ 3,000 5.000%, 6/01/40, 144A 6/29 at 100.00 $ 2,612,135
2,500 5.000%, 6/01/55, 144A 6/29 at 100.00 1,976,773
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series
2014A
:
6,025 6.250%, 7/01/34 7/24 at 100.00 6,031,208
9,780 6.500%, 7/01/44 7/24 at 100.00 9,790,669
3,935 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.750%, 7/01/44, 144A
7/27 at 100.00 3,518,776
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
9,160 5.650%, 7/01/37, 144A 7/27 at 101.00 8,895,152
12,575 5.750%, 7/01/47, 144A 7/27 at 101.00 11,786,190
17,675 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Series 2022A, 6.000%, 1/15/57, 144A
1/28 at 101.00 12,638,288
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
6,405 4.750%, 7/15/36, 144A 7/26 at 100.00 5,879,222
7,735 5.000%, 7/15/46, 144A 7/26 at 100.00 6,668,702
1,030 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Imagine School at Broward Project, Series 2019A, 5.000%,
12/15/49, 144A
12/29 at 100.00 903,534
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
5,410 5.500%, 7/01/52, 144A 7/32 at 100.00 4,439,043
4,140 5.625%, 7/01/56, 144A 7/32 at 100.00 3,407,229
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014
:
1,250 5.875%, 6/15/34, 144A 6/24 at 100.00 1,066,045
6,275 6.000%, 6/15/44, 144A 6/24 at 100.00 4,914,712
4,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies of Pasco County Inc., Series 2020A, 5.000%,
1/01/50, 144A
1/27 at 100.00 3,127,892
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
355 6.000%, 6/15/35, 144A 6/25 at 100.00 355,189
8,500 6.125%, 6/15/46, 144A 6/25 at 100.00 8,201,490
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
2,110 6.000%, 6/15/34, 144A 6/24 at 100.00 2,114,501
6,115 6.125%, 6/15/44, 144A 6/24 at 100.00 6,011,740
850 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Social Bonds-Unlocking Children 's Potential Charter Schools
Project, Series 2020A, 5.000%, 6/01/40
6/28 at 100.00 740,901
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A
:
3,225 6.000%, 6/15/37, 144A 6/27 at 100.00 2,967,351
6,215 6.125%, 6/15/47, 144A 6/27 at 100.00 5,447,110
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
64
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 8,210 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 6.375%, 6/15/46, 144A
6/26 at 100.00 $ 8,276,650
5,000 Florida Development Finance Corporation, Educational Facilities Revenue
Refunding Bonds, Central Charter School, Series 2022, 6.000%, 8/15/57,
144A
8/32 at 100.00 4,508,704
65,825 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 65,496,257
210,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-1,
7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 208,951,218
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
2,565 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/23 at 101.00 2,556,753
131,740 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/23 at 102.00 125,571,657
472,335 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/23 at 102.00 448,991,921
50,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
10/23 at 101.00 49,084,085
180,450 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
(Mandatory Put 10/03/23), 144A
10/23 at 100.00 187,668,000
180,450 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
11/23 at 100.00 178,648,333
1,720 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29, 144A
6/27 at 100.00 1,669,619
Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 4 Project, Series 2015
:
1,120 5.125%, 11/01/36 11/26 at 100.00 1,098,268
1,485 5.375%, 11/01/46 11/26 at 100.00 1,412,743
2,465 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%,
11/01/46
11/26 at 100.00 2,227,847
4,250 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.500%, 11/01/44
11/24 at 100.00 4,281,234
Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017
:
1,000 5.000%, 12/15/37 12/27 at 100.00 952,354
2,000 5.125%, 12/15/46 12/27 at 100.00 1,827,218
445 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.500%, 5/01/52, 144A
5/32 at 100.00 425,854
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020
:
5,525 5.375%, 11/01/40 11/29 at 100.00 5,125,485
8,390 5.500%, 11/01/50 11/29 at 100.00 7,542,779
1,630 Gateway Services Community Development District, Fort Myers Lee
County, Florida, Special Assessment Bonds, Refunding Series 2013,
5.750%, 5/01/33
10/23 at 100.00 1,630,688
65
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 3,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment Area
Project, Improvement Series 2014A-1, 5.000%, 5/01/44
5/24 at 100.00 $ 2,739,770
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, North Parcel Assessment
Area, Refunding Series 2014A-2, 5.000%, 5/01/39
5/24 at 100.00 952,699
2,095 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 1,880,554
4,500 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45
5/24 at 100.00 4,503,029
1,000 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39
5/24 at 100.00 1,005,497
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
1,840 4.750%, 11/01/39 11/29 at 100.00 1,664,367
3,670 5.000%, 11/01/50 11/29 at 100.00 3,195,242
8,975 (d) Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 4.000%, 10/01/49, (AMT), (UB)
10/29 at 100.00 7,609,799
10,395 (d) Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2022A, 4.000%, 10/01/52, (AMT), (UB)
10/31 at 100.00 8,677,781
20,000 (d) Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 4.000%, 10/01/52,
(AMT), (UB)
10/27 at 100.00 16,280,232
Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A
:
1,000 5.000%, 11/01/28 No Opt. Call 1,004,210
10,015 5.875%, 11/01/47 11/32 at 100.00 10,052,864
2,310 Hacienda Lakes Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2016, 4.625%, 5/01/46
5/26 at 100.00 1,929,871
1,000 Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.750%, 5/01/53,
144A
5/33 at 100.00 943,800
300 Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 2 Project, Series 2021, 4.000%,
5/01/51
5/31 at 100.00 224,578
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022
:
1,455 4.700%, 5/01/42, 144A 5/32 at 100.00 1,274,353
1,455 5.000%, 5/01/52, 144A 5/32 at 100.00 1,283,938
4,725 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%,
5/01/32
5/24 at 100.00 4,725,826
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018
:
930 5.100%, 5/01/38, 144A 5/32 at 100.00 898,945
1,870 5.250%, 5/01/49, 144A 5/32 at 100.00 1,729,558
1,000 Harmony West Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series
2023, 5.300%, 5/01/53, 144A
5/33 at 100.00 929,632
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
66
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 1,070 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 3, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 $ 782,596
1,000 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 4, Series 2023, 5.500%, 5/01/53
5/33 at 100.00 932,420
6,550 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 5.000%, 1/01/50
1/27 at 100.00 5,713,846
3,900 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50
1/29 at 100.00 3,503,503
760 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 5.000%, 11/01/34
11/24 at 100.00 741,355
285 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%,
5/01/38
5/27 at 100.00 277,503
595 Heron Isles Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-
2, 5.000%, 5/01/36, 144A
5/27 at 100.00 576,639
800 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 775,073
4,455 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area One, Series 2016A-1,
6.250%, 11/01/47
11/36 at 100.00 4,522,376
440 Highland Meadows Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36
10/23 at 100.00 440,001
1,015 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project,
Series 2017, 5.000%, 11/01/48
11/27 at 100.00 903,513
Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2017
:
390 5.375%, 11/01/37 11/27 at 100.00 383,717
790 5.500%, 11/01/47 11/27 at 100.00 747,093
310 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2017, 5.500%, 11/01/47
11/27 at 100.00 293,163
2,045 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A
11/29 at 100.00 1,805,578
Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018
:
710 5.250%, 6/15/39, 144A 12/29 at 100.00 681,344
1,205 5.375%, 6/15/49, 144A 12/29 at 100.00 1,114,609
1,900 Hills of Minneola Community Development District, Florida, Special
Assessment Revenue Bonds, South Parcel Assessment Area Phase 2,
Series 2021, 4.000%, 5/01/52, 144A
5/31 at 100.00 1,371,324
16,490 (d) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT), (UB)
10/31 at 100.00 13,765,908
14,550 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2018A, 5.000%, 10/01/48,
(AMT), (UB)
10/28 at 100.00 14,502,998
67
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A
:
$ 3,000 4.000%, 8/01/50 2/31 at 100.00 $ 2,451,576
12,995 (d) 3.500%, 8/01/55 2/31 at 100.00 8,723,036
3,150 (d) 4.000%, 8/01/55, (UB) 2/31 at 100.00 2,508,498
350 Holly Hill Road East Community Development District, Davenport, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2020, 5.000%,
11/01/41
No Opt. Call 330,481
Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019
:
425 5.000%, 11/01/39, 144A 11/29 at 100.00 398,242
640 5.125%, 11/01/49, 144A 11/29 at 100.00 570,312
Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015
:
1,905 5.000%, 11/01/35 11/25 at 100.00 1,849,098
2,910 5.125%, 11/01/45 11/25 at 100.00 2,655,805
985 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 872,041
4,265 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2023A,
5.500%, 10/01/53
10/33 at 100.00 4,553,391
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
:
490 5.125%, 11/01/34 11/24 at 100.00 483,669
895 5.375%, 11/01/44 11/24 at 100.00 851,649
K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
:
610 5.125%, 11/01/34 11/24 at 100.00 602,119
1,030 5.375%, 11/01/44 11/24 at 100.00 980,110
Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South
Lake Charter School Project, Series 2019A
:
825 5.000%, 1/15/49, 144A 7/29 at 100.00 703,074
825 5.000%, 1/15/54, 144A 7/29 at 100.00 687,451
3,940 Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022, 5.625%, 5/01/53
5/37 at 100.00 3,572,045
1,370 Lake Emma Community Development District, Lake County, Florida,
Special Assessment Bonds, Area 2 2023 Project, Series 2023, 5.500%,
5/01/53
5/33 at 100.00 1,275,620
1,000 Lake Harris Community Development District, Lake County, Florida,
Special Assessment  Bonds, 2023 Project Area Series 2023, 5.625%,
5/01/53, 144A
5/33 at 100.00 945,026
8,180 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34
5/24 at 100.00 8,198,941
2,940 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45
5/25 at 100.00 2,900,493
Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018
:
1,595 5.000%, 5/01/38 5/28 at 100.00 1,517,552
2,660 5.100%, 5/01/48 5/28 at 100.00 2,392,676
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
68
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019
:
$ 420 4.875%, 5/01/39 5/29 at 100.00 $ 386,076
575 5.000%, 5/01/49 5/29 at 100.00 504,502
3,695 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A
5/27 at 100.00 3,421,145
2,550 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018, 5.100%,
5/01/48
5/28 at 100.00 2,326,625
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018
:
2,250 5.300%, 5/01/39 5/29 at 100.00 2,192,268
3,995 5.450%, 5/01/48 5/29 at 100.00 3,789,752
Lawson Dunes Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022
:
1,465 5.000%, 5/01/42, 144A 5/32 at 100.00 1,351,505
2,670 5.125%, 5/01/52, 144A 5/32 at 100.00 2,364,463
1,675 Lee County Housing Finance Authority, Florida, Multifamily Housing
Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47,
(Mandatory Put 9/15/27)
10/23 at 100.00 1,675,429
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
5,515 5.250%, 6/15/27 10/23 at 100.00 5,355,229
35,550 5.375%, 6/15/37 10/23 at 100.00 32,982,661
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2012A
:
2,625 5.500%, 6/15/32, 144A 10/23 at 100.00 2,474,745
4,700 5.750%, 6/15/42, 144A 10/23 at 100.00 4,305,694
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series
2022A
:
1,850 5.250%, 10/01/52 10/29 at 103.00 1,504,847
6,650 5.250%, 10/01/57 10/29 at 103.00 5,275,722
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
790 5.375%, 12/01/32, 144A 10/23 at 105.00 653,441
2,000 5.625%, 12/01/37, 144A 10/23 at 105.00 1,524,599
11,650 5.750%, 12/01/52, 144A 10/23 at 105.00 7,938,346
Lee County, Florida, Airport Revenue Bonds, Series 2021B
:
10,000 (d) 5.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 9,827,348
20,045 (d) 4.000%, 10/01/51, (AMT), (UB) 10/31 at 100.00 16,377,531
181 Lexington Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2007, 5.400%, 5/01/37
10/23 at 100.00 180,985
1,185 Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 989,033
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
3,585 4.375%, 5/01/40 5/30 at 100.00 3,075,037
5,825 4.500%, 5/01/51 5/30 at 100.00 4,640,130
69
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015
:
$ 1,000 5.375%, 5/01/35 5/26 at 100.00 $ 996,049
3,675 5.625%, 5/01/46 5/26 at 100.00 3,555,041
16,150 (d) Manatee County, Florida, Revenue Improvement and Refunding Bonds,
Series 2022, 4.000%, 10/01/52, (UB)
10/32 at 100.00 14,099,959
5,000 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series 2022,
6.625%, 5/01/53, 144A
5/42 at 100.00 4,968,281
410 Meadow Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34
5/24 at 100.00 411,922
2,700 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 5.000%, 5/01/48
5/28 at 100.00 2,399,642
1,000 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 795,540
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017
:
3,895 5.875%, 7/01/37, 144A 7/27 at 100.00 3,803,202
6,530 6.000%, 7/01/47, 144A 7/27 at 100.00 6,166,994
Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017
:
13,505 5.125%, 11/01/39 11/27 at 100.00 12,911,585
14,255 5.250%, 11/01/49 11/27 at 100.00 13,364,942
32,240 (d) Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53, (UB)
4/28 at 100.00 31,887,907
30 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2010A, 5.000%, 7/01/40
10/23 at 100.00 29,796
7,170 (d) Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital Project, Refunding Series 2021A,
4.000%, 8/01/51, (UB)
8/31 at 100.00 5,954,567
6,300 Miami-Dade County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, CFC-MB I, LLC Collins Park Housing Project
Series 2023, 6.250%, 1/01/59, 144A
1/33 at 100.00 5,787,075
4,325 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A
9/27 at 100.00 4,010,319
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014
:
1,000 5.000%, 9/15/34 9/24 at 100.00 1,001,313
1,730 5.250%, 9/15/44 9/24 at 100.00 1,657,103
Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A
:
1,500 5.750%, 9/15/35, 144A 9/25 at 100.00 1,460,413
3,500 6.000%, 9/15/45, 144A 9/25 at 100.00 3,355,854
12,855 (d) Miami-Dade County, Florida, General Obligation Bonds, Public Health
Trust Program Series 2021A, 4.000%, 7/01/50, (UB)
7/31 at 100.00 11,056,917
14,790 (d) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB)
10/31 at 100.00 12,555,179
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT)
10/31 at 100.00 848,897
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
70
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A
:
$ 14,850 (d) 5.000%, 10/01/47, (AMT), (UB) 10/32 at 100.00 $ 14,382,669
2,030 (d) 5.250%, 10/01/52, (AMT), (UB) 10/32 at 100.00 2,018,931
2,000 5.250%, 10/01/52, (AMT) 10/32 at 100.00 1,989,095
Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1
:
11,960 (d) 4.000%, 10/01/46, (AMT), (UB) 10/31 at 100.00 10,177,836
7,935 (d) 4.000%, 10/01/50, (AMT), (UB) 10/31 at 100.00 6,540,048
Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2018
:
5,000 4.000%, 7/01/45 7/28 at 100.00 4,433,467
5,000 (d) 4.000%, 7/01/48, (UB) 7/28 at 100.00 4,353,584
9,085 (d) Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2020A, 4.000%, 7/01/49, (UB)
7/30 at 100.00 7,854,473
10,700 (d) Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49, (UB)
10/29 at 100.00 9,295,436
Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021
:
16,675 (d) 4.000%, 10/01/48, (UB) 4/31 at 100.00 14,540,982
15,995 (d) 4.000%, 10/01/51, (UB) 10/31 at 100.00 13,502,272
2,410 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 2,424,033
Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Infrastrusture Project, Refunding Series
2014B
:
975 5.000%, 5/01/29 10/23 at 100.00 958,503
6,705 5.000%, 5/01/37 10/23 at 100.00 6,289,278
9,770 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Parking Garage Project, Refunding Series
2014A, 5.000%, 5/01/37
10/23 at 100.00 9,164,243
625 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call 625,576
9,140 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
10/23 at 100.00 9,124,510
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2022
:
335 5.125%, 5/01/32, 144A No Opt. Call 330,948
1,010 5.600%, 5/01/42, 144A 5/32 at 100.00 980,459
1,665 5.750%, 5/01/53, 144A 5/32 at 100.00 1,592,507
2,625 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 5.625%, 11/01/45
11/24 at 100.00 2,581,202
2,645 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 5.125%, 11/01/48, 144A
11/28 at 100.00 2,401,040
870 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38
10/23 at 100.00 278,400
1,590 (c) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/22
No Opt. Call 508,800
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2023
:
1,000 5.750%, 5/01/43, 144A 5/33 at 100.00 951,628
71
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 2,055 6.000%, 5/01/54, 144A 5/33 at 100.00 $ 1,937,633
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
715 5.500%, 11/01/39 11/30 at 100.00 702,139
1,240 5.625%, 11/01/49 11/30 at 100.00 1,181,417
2,355 North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022, 5.625%,
5/01/52, 144A
5/32 at 100.00 2,164,318
8,025 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48
5/28 at 100.00 7,169,994
5,000 North Springs Improvement District, Broward County, Florida, Water
Mangement Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A
5/28 at 100.00 4,485,368
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014
:
500 5.000%, 8/01/34 8/24 at 100.00 492,576
3,500 5.000%, 8/01/46 8/24 at 100.00 3,209,936
3,000 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/46
8/27 at 100.00 2,712,239
13,280 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.500%,
8/01/46
8/26 at 100.00 12,812,495
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
3,280 5.500%, 8/01/39 8/29 at 100.00 3,264,122
5,730 5.625%, 8/01/49 8/29 at 100.00 5,504,042
3,400 Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds,
Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%,
12/01/49, (AMT), 144A
12/29 at 100.00 2,526,496
1,500 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 4.000%, 6/15/50
6/30 at 100.00 1,111,036
1,185 Orange Blossom Groves Community Development District, Collier
County, Florida, Special Assessment Bonds, 2023 Project, Series 2023,
5.375%, 6/15/53
6/33 at 100.00 1,112,361
2,245 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36
5/26 at 100.00 2,174,966
Osceola Chain Lakes Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018
:
895 5.125%, 5/01/38 5/28 at 100.00 859,512
1,130 5.250%, 5/01/48 5/28 at 100.00 1,036,528
2,700 Palermo Community Development District, Florida, Special Assessment
Bonds, 2023 Project, Series 2023, 5.250%, 6/15/53
6/33 at 100.00 2,476,334
17,865 (d) Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group, Series
2019, 4.000%, 8/15/49, (UB)
8/29 at 100.00 15,696,191
9,815 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A, 5.000%,
6/01/57, 144A
6/31 at 100.00 7,890,652
1,250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series 2022,
5.125%, 5/01/51
5/32 at 100.00 1,106,410
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
72
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 1,000 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 5.600%, 5/01/53
5/33 at 100.00 $ 931,997
2,000 Palmetto, Florida, Educational Facilities Revenue Bonds, Renaissance Arts
and Education Inc. Project, Series 2022A, 5.625%, 6/01/62
6/30 at 100.00 1,923,346
545 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44
11/27 at 100.00 574,798
2,210 Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021, 4.000%, 11/01/51
11/31 at 100.00 1,608,464
800 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%, 5/01/40
5/30 at 100.00 631,555
3,000 Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023,
5.400%, 5/01/53
5/33 at 100.00 2,706,238
1,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt
Cancer Center and Research Institute Capital Improvement Series 2023A,
5.000%, 9/01/48 - AGM Insured
3/33 at 100.00 1,007,963
2,000 Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 1,882,779
9,720 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
10/23 at 108.00 8,778,706
950 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%,
5/01/37
5/27 at 100.00 957,578
Preserve at South Branch Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018
:
500 5.250%, 11/01/38 11/29 at 100.00 492,773
1,000 5.375%, 11/01/49 11/29 at 100.00 942,735
1,870 Preston Cove Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 1,386,205
2,240 Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments
Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45,
(AMT)
10/23 at 100.00 2,231,475
1,000 Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 936,207
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2012
:
1,250 6.125%, 11/01/32 No Opt. Call 1,297,284
1,000 6.875%, 11/01/42 11/32 at 100.00 1,067,392
Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015
:
1,350 5.000%, 11/01/35 11/25 at 100.00 1,315,429
2,270 5.200%, 11/01/45 11/25 at 100.00 2,106,845
7,485 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33
5/25 at 100.00 7,499,431
2,705 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 5.000%, 11/01/47, 144A
11/27 at 100.00 2,446,603
2,530 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 2,303,634
73
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 2,000 Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019, 4.625%, 5/01/50
5/29 at 100.00 $ 1,659,832
160 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50
5/29 at 100.00 136,025
1,065 Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022, 4.000%, 5/01/52
5/32 at 100.00 807,401
998 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 892,390
1,370 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 5.000%, 5/01/38
5/28 at 100.00 1,303,427
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
:
570 5.450%, 5/01/31 5/26 at 100.00 569,240
820 5.600%, 5/01/37 5/26 at 100.00 816,213
1,300 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50
5/30 at 100.00 1,105,655
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
:
1,000 5.875%, 11/01/37 11/27 at 100.00 1,014,748
1,000 6.000%, 11/01/47 11/27 at 100.00 1,007,115
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
2,000 5.375%, 11/01/38, 144A 11/29 at 100.00 1,954,419
3,760 5.500%, 11/01/49, 144A 11/29 at 100.00 3,537,277
1,510 Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022, 6.500%,
5/01/53, 144A
5/33 at 100.00 1,496,185
1,900 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 7.125%, 11/01/44
11/24 at 100.00 1,928,046
1,700 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 1,631,878
1,250 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A
11/27 at 100.00 1,120,037
1,250 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.500%, 6/15/53
6/33 at 100.00 1,153,980
3,350 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 2,186,576
1,000 Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022,
5.500%, 5/01/53
5/33 at 100.00 928,513
3,380 Sandridge Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Phase II Project, Series 2022, 4.300%,
5/01/52
5/32 at 100.00 2,571,482
27,500 (d) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2018, 4.000%, 7/01/48, (UB)
7/28 at 100.00 24,340,918
15,000 (d) Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52, (UB)
7/32 at 100.00 13,045,713
1,980 Sarasota County Public Hospital District, Florida, Hospital Revenue Bonds,
Sarasota Memorial Hospital Project, Series 2022, 4.000%, 7/01/52
7/32 at 100.00 1,722,034
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
74
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 2,500 Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023, 5.750%,
5/01/53, 144A
5/33 at 100.00 $ 2,313,298
2,410 Scenic Terrace North Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2023, 6.125%, 5/01/54, 144A
5/33 at 100.00 2,302,755
4,725 Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022, 4.625%, 5/01/53, 144A
5/32 at 100.00 3,830,464
1,130 Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 1,057,914
1,185 Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023, 5.000%, 6/15/53
6/33 at 100.00 1,052,893
1,140 Seminole Palms Community Development District, Palm Coast, Florida,
Special Assessment Revenue Bonds, 2023 Project Area Series 2023,
5.700%, 5/01/53, 144A
5/33 at 100.00 1,068,946
Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019
:
1,500 5.250%, 11/01/39, 144A 11/29 at 100.00 1,441,598
2,990 5.375%, 11/01/49, 144A 11/29 at 100.00 2,764,440
1,750 Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area Two, Series 2023,
5.625%, 5/01/53
5/33 at 100.00 1,645,772
4,000 Shingle Creek Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Assessment Area 2 Series 2019,
5.000%, 5/01/49
5/29 at 100.00 3,543,092
Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1
:
390 5.250%, 11/01/38, 144A 11/28 at 100.00 375,663
580 5.375%, 11/01/48, 144A 11/28 at 100.00 538,166
1,100 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%,
5/01/49, 144A
No Opt. Call 1,035,655
310 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A
11/27 at 100.00 292,604
2,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
5.000%, 5/01/38
5/24 at 101.00 1,902,763
3,985 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A,
5.250%, 11/01/48
11/27 at 100.00 3,632,985
15 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B,
5.350%, 11/01/29
No Opt. Call 15,039
1,500 Six Mile Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, 2023 Project Area Series
2023, 5.700%, 5/01/54, 144A
5/33 at 100.00 1,405,423
Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018
:
995 5.250%, 5/01/39 5/31 at 100.00 955,721
2,925 5.375%, 5/01/49 5/31 at 100.00 2,706,159
75
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 1,000 Sorrento Pines Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023, 5.500%, 5/01/53,
144A
5/33 at 100.00 $ 933,728
25,775 (d) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44, (UB)
5/26 at 100.00 22,515,256
5,000 (d) South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Series 2018, 4.000%, 5/01/48,
(UB)
5/28 at 100.00 4,195,680
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016
:
50 5.000%, 5/01/29 5/27 at 100.00 50,014
780 5.375%, 5/01/37 5/27 at 100.00 772,493
2,740 5.625%, 5/01/47 5/27 at 100.00 2,640,728
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
:
1,510 5.000%, 5/01/38 5/28 at 100.00 1,436,624
3,750 5.375%, 5/01/49 5/28 at 100.00 3,469,435
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
25,110 4.000%, 8/15/42 8/27 at 100.00 22,999,610
12,450 4.000%, 8/15/47, (UB) 8/27 at 100.00 11,077,674
8,250 5.000%, 8/15/47 8/27 at 100.00 8,059,706
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2
:
400 4.875%, 5/01/35 5/26 at 100.00 384,485
100 5.000%, 5/01/38 5/26 at 100.00 95,120
2,015 South-Dade Venture Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34
10/23 at 101.00 2,018,565
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
1,000 5.000%, 5/01/39 5/29 at 100.00 944,742
1,250 5.250%, 5/01/49 5/29 at 100.00 1,143,962
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014
:
2,125 5.125%, 11/01/34 11/24 at 100.00 2,102,808
3,265 5.500%, 11/01/44 11/24 at 100.00 3,168,535
Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017
:
1,525 5.125%, 11/01/37, 144A 11/27 at 100.00 1,469,394
3,000 5.250%, 11/01/47, 144A 11/27 at 100.00 2,743,654
2,400 State of Florida, Board of Governors, Florida Polytechnic University,
Florida, Dormitory Revenue Bonds, Series 2023A, 4.250%, 7/01/39 - BAM
Insured
7/33 at 100.00 2,230,461
2,195 Stonegate Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34
10/23 at 100.00 2,185,457
885 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
10/23 at 101.00 893,998
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
76
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 1,000 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
6.375%, 11/01/52, 144A
11/42 at 100.00 $ 994,693
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2023
Assessment Area Series 2023, 5.500%, 6/15/53, 144A
6/33 at 100.00 946,837
3,945 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 5.500%, 11/01/44
11/29 at 100.00 3,870,112
1,075 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.375%, 6/15/52, 144A
6/32 at 100.00 983,408
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1
:
500 5.250%, 11/01/38, 144A 11/28 at 100.00 485,150
1,320 5.375%, 11/01/48, 144A 11/28 at 100.00 1,224,793
1,561 Summit At Fern Hill Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/46
5/27 at 100.00 1,409,828
1,820 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021A, 5.000%, 5/01/52
No Opt. Call 1,516,509
785 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call 674,432
Sunbridge Stewardship District, Florida, Special Assessment Revenue
Bonds, Weslyn Park Project, Series 2022
:
1,000 5.200%, 5/01/42, 144A 5/32 at 100.00 922,648
2,000 5.350%, 5/01/52, 144A 5/32 at 100.00 1,798,149
11,540 (d) Tampa, Florida, Health System Revenue Bonds, Baycare Health System,
Series 2016A, 5.000%, 11/15/46, (UB)
5/26 at 100.00 11,381,109
1,500 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 1,253,620
1,815 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 1,625,007
2,000 Terreno Community Development District, Collier County, Florida, Special
Assessment Bonds, Series 2023, 5.250%, 5/01/53
5/33 at 100.00 1,811,278
5,440 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 4,540,371
4,170 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
10/23 at 100.00 3,753,858
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
995 5.000%, 11/01/38, 144A 11/32 at 100.00 942,535
1,250 5.000%, 11/01/48, 144A 11/32 at 100.00 1,105,113
1,075 Tohoqua Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2018, 4.800%, 5/01/48
5/28 at 100.00 919,002
Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018
:
580 4.850%, 5/01/38, 144A 5/28 at 100.00 537,687
975 5.000%, 5/01/48, 144A 5/28 at 100.00 871,192
4,795 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A
5/28 at 100.00 4,790,942
77
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 18,550 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40
10/23 at 100.00 $ 17,189,395
23,470 (c) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
10/23 at 100.00 235
8,035 (d) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM Insured, 144A,
(UB)
5/32 at 100.00 7,500,211
2,265 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39
5/28 at 100.00 2,166,837
3,225 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44
11/26 at 102.00 3,306,204
280 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.375%, 5/01/38
5/29 at 100.00 277,223
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3A Project, Series 2018
:
1,265 5.375%, 5/01/38 5/29 at 100.00 1,252,384
2,595 5.500%, 5/01/49 5/29 at 100.00 2,477,117
1,755 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50
5/30 at 100.00 1,444,853
825 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.375%, 11/01/36
11/28 at 100.00 821,217
Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018
:
705 5.250%, 11/01/39, 144A 11/30 at 100.00 678,312
975 5.375%, 11/01/49, 144A 11/30 at 100.00 904,848
750 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 - AGM
Insured
11/32 at 100.00 790,950
320 Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32
No Opt. Call 313,203
Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018
:
1,100 5.375%, 5/01/38 5/28 at 100.00 1,070,794
3,355 5.500%, 5/01/49 5/28 at 100.00 3,139,499
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
1,400 5.000%, 11/01/39 11/29 at 100.00 1,318,243
2,500 5.125%, 11/01/49 11/29 at 100.00 2,231,998
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015
:
275 5.000%, 11/01/36 11/25 at 100.00 265,283
555 5.125%, 11/01/45 11/25 at 100.00 508,727
2,435 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%,
11/01/45
11/28 at 100.00 2,366,104
10,010 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1,
6.375%, 11/01/47
11/31 at 100.00 10,043,697
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
78
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 2,210 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2,
6.375%, 11/01/47
11/31 at 100.00 $ 2,217,440
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 921,175
1,000 Twisted Oaks Pointe Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project Series 2023.,
6.125%, 5/01/54, 144A
5/33 at 100.00 957,545
615 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.750%, 5/01/37
5/26 at 100.00 572,360
7,000 Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023, 5.875%,
5/01/53, 144A
5/33 at 100.00 6,558,362
2,000 Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022, 5.250%, 5/01/52,
144A
5/32 at 100.00 1,793,549
5,000 Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022, 6.250%, 5/01/53,
144A
5/33 at 100.00 4,860,621
255 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 251,157
1,985 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.500%, 11/01/47, 144A
11/28 at 100.00 1,892,969
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
1,470 5.000%, 11/01/39, 144A 11/29 at 100.00 1,384,155
2,625 5.125%, 11/01/49, 144A 11/29 at 100.00 2,358,951
860 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call 781,620
1,525 Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023,
5.400%, 5/01/53, 144A
5/33 at 100.00 1,426,899
3,000 V-Dana Community Development District, Lee County, Florida, Special
Assessment Bonds, Area 2 - 2023 Project, Series 2023, 5.500%, 5/01/54,
144A
5/33 at 100.00 2,810,724
1,055 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 1,111,953
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
1,125 5.000%, 11/01/39 11/29 at 100.00 1,059,563
1,075 5.000%, 11/01/39 11/29 at 100.00 1,012,472
1,840 5.125%, 11/01/49 11/29 at 100.00 1,644,696
1,760 5.125%, 11/01/49 11/29 at 100.00 1,573,188
1,075 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
10/23 at 101.00 1,086,255
4,400 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33
10/23 at 100.00 4,336,691
79
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017
:
$ 1,640 4.750%, 11/01/38 11/27 at 100.00 $ 1,500,192
2,200 5.000%, 11/01/48 11/27 at 100.00 1,934,347
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017
:
1,295 4.750%, 11/01/38 11/27 at 100.00 1,184,603
1,795 5.000%, 11/01/48 11/27 at 100.00 1,578,251
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017
:
895 5.000%, 11/01/38 11/27 at 100.00 850,380
1,410 5.125%, 11/01/48 11/27 at 100.00 1,264,370
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022
:
1,140 6.450%, 11/01/42 11/32 at 100.00 1,152,396
1,500 6.625%, 11/01/52 11/32 at 100.00 1,520,290
1,195 Verano 4 Community Development District, Florida, Special Assessment
Revenue Bonds, Arbor Creek Phase One Assessment Area Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,140,387
3,725 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 5.250%, 5/01/54, 144A
5/31 at 100.00 3,555,962
1,625 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022, 5.250%,
5/01/53, 144A
5/32 at 100.00 1,457,087
1,310 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023, 5.750%, 5/01/53,
144A
5/33 at 100.00 1,225,432
1,790 Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50
5/29 at 100.00 1,523,516
1,000 Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023,
5.600%, 5/01/53
5/33 at 100.00 931,838
Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
1,925 5.125%, 11/01/38, 144A 11/28 at 100.00 1,843,219
4,000 5.250%, 11/01/49, 144A 11/28 at 100.00 3,636,120
Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
1,940 5.125%, 11/01/35 11/24 at 100.00 1,911,612
1,535 5.250%, 5/01/39 5/27 at 100.00 1,478,077
1,340 Wellness Ridge Community Development District, Lake County, Florida,
Special Assessment Revenue Bonds, Area One Series 2023, 5.375%,
6/15/53, 144A
6/33 at 100.00 1,257,859
1,270 West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023, 5.500%, 6/15/53,
144A
6/33 at 100.00 1,183,788
2,400 West Port Community Developement District, Charlotte County, Florida,
Special Assessment Bonds, Assessment Area 1- 2021 Project, Series 2021,
4.000%, 5/01/51
5/31 at 100.00 1,756,575
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Master Infrastructure, Series 2019
:
3,030 4.750%, 5/01/39 5/29 at 100.00 2,747,011
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
80
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
$ 6,495 5.000%, 5/01/50 5/29 at 100.00 $ 5,708,052
710 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%,
5/01/50, 144A
5/29 at 100.00 623,975
3,000 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2022, 5.500%,
5/01/53
5/33 at 100.00 2,794,272
2,500 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023, 5.625%, 5/01/53, 144A
5/33 at 100.00 2,375,769
Westside Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area,
Series 2018
:
475 5.000%, 5/01/38, 144A 5/28 at 100.00 456,283
575 5.200%, 5/01/48, 144A 5/28 at 100.00 530,708
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
750 5.750%, 6/15/42, 144A 6/32 at 100.00 732,310
1,500 6.000%, 6/15/52, 144A 6/32 at 100.00 1,455,926
4,185 Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023, 5.600%, 5/01/53, 144A
5/33 at 100.00 3,859,759
1,000 Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 2 Series
2023, 5.625%, 5/01/53
5/33 at 100.00 932,663
2,580 Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%,
11/01/47, 144A
11/27 at 100.00 2,304,630
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
1,500 5.000%, 5/01/39 5/29 at 100.00 1,414,124
3,000 5.200%, 5/01/50 5/29 at 100.00 2,696,030
1,250 Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023,
5.625%, 5/01/53, 144A
5/33 at 100.00 1,173,108
1,870 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 5.000%, 11/01/45
11/26 at 100.00 1,686,439
1,000 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49
11/29 at 100.00 877,583
420 Windward Community Development District, Florida, Special Assessment
Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call 379,405
Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2014
:
300 5.375%, 5/01/35 5/25 at 100.00 300,553
2,370 5.625%, 5/01/45 5/25 at 100.00 2,328,040
1,700 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 5.000%, 5/01/47
5/26 at 100.00 1,510,382
1,000 Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022,
6.000%, 5/01/53
5/33 at 100.00 988,631
81
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 19.0% (continued)
Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016
:
$ 510 5.125%, 5/01/36 5/28 at 100.00 $ 497,246
925 5.500%, 5/01/46 5/28 at 100.00 879,998
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
1,500 5.500%, 11/01/39, 144A 11/30 at 100.00 1,474,251
2,570 5.625%, 11/01/49, 144A 11/30 at 100.00 2,448,582
Total Florida 3,025,675,338
Georgia - 2.5%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
500 (c) 6.500%, 1/01/29 1/28 at 100.00 225,000
24,900 (c) 6.750%, 1/01/35 1/28 at 100.00 11,205,000
31,660 (c) 7.000%, 1/01/40 1/28 at 100.00 14,247,000
1,485 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%,
11/01/48
11/23 at 100.00 1,042,486
8,810 (d) Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%,
7/01/49, (AMT), (UB)
7/29 at 100.00 7,475,694
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
3,600 (d) 5.250%, 7/01/42, (AMT), (UB) 7/33 at 100.00 3,743,532
4,650 (d) 5.250%, 7/01/43, (AMT), (UB) 7/33 at 100.00 4,825,571
41,365 (d) Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49, (UB)
7/29 at 100.00 35,925,378
420 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 339,459
5,510 Classic Center Authority, Clarke County, Georgia, Revenue Bonds, Classic
Center Arena Project Series 2021, 3.000%, 5/01/61
5/32 at 100.00 3,484,592
Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A
:
18,710 (d) 4.000%, 4/01/52, (UB) 4/32 at 100.00 15,461,744
4,850 4.000%, 4/01/52 - AGM Insured 4/32 at 100.00 4,077,857
5,515 (d) Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/47, (UB)
4/27 at 100.00 5,362,472
6,030 (d) Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 2017, 4.000%, 8/15/48, (UB)
2/28 at 100.00 5,161,383
4,750 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 4,724,711
Fulton County Development Authority, Georgia, Hospital Revenue Bonds,
Wellstar Health System, Inc Project, Series 2017A
:
10,000 (d) 5.000%, 4/01/47, (UB) 4/27 at 100.00 9,723,430
5,650 5.000%, 4/01/47 4/27 at 100.00 5,493,738
7,785 (d) 4.000%, 4/01/50, (UB) 4/30 at 100.00 6,543,003
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
82
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 2.5% (continued)
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A
:
$ 11,900 (d) 4.000%, 1/01/59 - AGM Insured, (UB) 7/28 at 100.00 $ 9,779,073
25,395 (d) 5.000%, 1/01/63, (UB) 7/28 at 100.00 24,234,545
6,975 (d) Georgia Ports Authority, Revenue Bonds, Series 2022, 4.000%, 7/01/52,
(UB)
7/32 at 100.00 6,070,082
Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017
:
1,840 5.875%, 6/15/47, 144A 6/27 at 100.00 1,763,840
1,550 6.000%, 6/15/52, 144A 6/27 at 100.00 1,493,631
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A
:
20,610 (d) 5.000%, 5/15/43, (UB) 5/29 at 100.00 19,860,283
34,665 (d) 5.000%, 5/15/49, (UB) No Opt. Call 33,167,794
6,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 5,694,268
5,765 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60, (UB)
7/25 at 100.00 5,471,242
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A
:
11,600 (d) 4.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 9,893,571
64,885 (d) 5.000%, 1/01/49 - BAM Insured, (UB) 7/28 at 100.00 64,966,197
1,300 5.000%, 1/01/49 7/28 at 100.00 1,260,338
28,170 (d) 5.000%, 1/01/59, (UB) 7/28 at 100.00 26,970,409
11,200 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2023A, 5.000%, 7/01/64 - AGM Insured, (UB)
1/33 at 100.00 11,259,690
15,280 (d) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2022A, 4.500%, 7/01/63, (UB)
7/32 at 100.00 13,614,181
11,650 (d) Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2019A, 4.000%, 1/01/49 - BAM Insured, (UB)
1/29 at 100.00 9,936,216
15,220 (d) Walton Industrial Building Authority, Georgia, Revenue Bonds, Walton
County Jail Facility Project, Series 2021, 4.000%, 2/01/52, (UB)
2/32 at 100.00 13,185,902
3,330 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.250%, 10/01/49
10/26 at 103.00 2,660,091
Total Georgia 400,343,403
Hawaii - 0.1%
3,530 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community Facilities
District 1-2021, Kaloko Heights Project, Series 2023, 7.250%, 5/15/52,
144A
5/33 at 100.00 3,304,707
1,565 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 1,262,640
3,040 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
10/23 at 100.00 3,041,409
16,795 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 11,801,200
Total Hawaii 19,409,956
Idaho - 0.1%
3,298 Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special
Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40
10/23 at 100.00 3,300,824
83
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho - 0.1% (continued)
$ 955 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Compass Public Charter School, Inc. Project, Series 2018A,
6.000%, 7/01/49, 144A
7/28 at 100.00 $ 973,411
4,040 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56, 144A
7/26 at 103.00 3,026,756
715 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Taxable Series 2021B, 5.750%, 7/15/31,
144A
7/26 at 103.00 618,735
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A
:
680 4.500%, 7/01/30, 144A 7/25 at 100.00 621,570
2,270 5.000%, 7/01/40, 144A 7/25 at 100.00 1,890,863
6,040 5.250%, 7/01/55, 144A 7/25 at 100.00 4,718,168
275 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27,
144A
7/25 at 100.00 256,882
2,220 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 1,411,308
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Xavier Charter School, Inc. Project, Series 2015A
:
975 5.000%, 6/01/35 6/25 at 100.00 975,579
2,380 5.000%, 6/01/44 6/25 at 100.00 2,210,758
Total Idaho 20,004,854
Illinois - 10.0%
6,185 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
10/23 at 100.00 5,956,427
2,299 (c) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
10/23 at 100.00 2,275,761
4,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 3,518,223
4,360 Central Illinois Economic Development Authority, Illinois, Multifamily
Housing Revenue Bonds, Huntington Ridge Apartments Project, Series
2014, 5.000%, 8/01/30
8/24 at 100.00 3,914,643
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016
:
9,460 (d) 5.750%, 4/01/35, (UB) 4/27 at 100.00 9,874,029
38,215 (d) 6.100%, 4/01/36, (UB) 4/27 at 100.00 40,220,741
111,670 (d) 6.000%, 4/01/46, (UB) 4/27 at 100.00 114,901,205
7,500 (d) Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018, 5.000%, 4/01/46, (UB)
4/28 at 100.00 7,163,054
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
5,550 (d) 5.000%, 4/01/45, (UB) 4/33 at 100.00 5,492,677
11,825 (d) 5.750%, 4/01/48, (UB) 4/33 at 100.00 12,397,666
23,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
10/23 at 100.00 21,682,926
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 9,507,780
16,800 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 17,737,002
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
84
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 10.0% (continued)
$ 1,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34
12/27 at 100.00 $ 1,248,256
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46
12/27 at 100.00 4,534,752
255,480 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 263,025,167
42,670 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 44,837,982
4,435 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2022A, 5.000%, 12/01/47
12/31 at 100.00 4,106,706
8,750 (d) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/46, (UB)
12/26 at 100.00 8,722,463
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A
:
8,445 (d) 4.000%, 12/01/50 - BAM Insured, (UB) 12/29 at 100.00 7,137,237
6,905 (d) 4.000%, 12/01/55 - BAM Insured, (UB) 12/29 at 100.00 5,741,903
6,500 (d) 5.000%, 12/01/55, (UB) 12/29 at 100.00 6,431,308
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A
:
21,000 (d) 5.000%, 12/01/46 - BAM Insured, (UB) 12/31 at 100.00 21,792,660
5,500 5.000%, 12/01/52 12/31 at 100.00 5,459,095
2,375 (d) 5.000%, 12/01/52, (UB) 12/31 at 100.00 2,357,336
6,195 (d) 5.000%, 12/01/57, (UB) 12/31 at 100.00 6,108,166
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014
:
79,940 5.000%, 12/01/44 - BAM Insured, (UB) 12/24 at 100.00 79,219,916
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Tender Option Bond Trust 2015-XF0232
:
500 (d) 6.943%, 6/01/24 - AGM Insured, 144A, (IF) No Opt. Call 483,897
8,000 (d) 6.943%, 6/01/44 - AGM Insured, 144A, (IF) No Opt. Call 7,742,352
2,950 (d) 6.942%, 12/01/44 - AGM Insured, 144A, (IF) No Opt. Call 2,855,057
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Tender Option Bond Trust 2015-XF1040
:
2,000 (d) 10.642%, 12/01/49, 144A, (IF) 12/24 at 100.00 2,022,621
1,150 (d) 10.642%, 12/01/49, 144A, (IF) 12/24 at 100.00 1,163,007
1,000 10.642%, 12/01/49, (Mandatory Put 10/06/23), 144A, (IF) 12/24 at 100.00 1,011,311
639 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
10/23 at 100.00 633,146
4,264 (c) Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26
10/23 at 100.00 3,113,038
3,618 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series
2013A, 7.125%, 3/15/33
10/23 at 100.00 3,618,541
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A
:
4,000 5.000%, 1/01/39 1/29 at 100.00 4,005,332
14,320 (d) 4.000%, 1/01/43, (UB) 1/29 at 100.00 12,433,726
35,550 (d) 5.000%, 1/01/48, (UB) 1/29 at 100.00 35,286,493
9,000 (d) 4.375%, 1/01/53, (UB) 1/29 at 100.00 7,930,790
4,500 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 4,405,796
85
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 10.0% (continued)
$ 5,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52
1/27 at 100.00 $ 4,876,333
18,485 (d) Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2018B, 4.000%, 1/01/44, (UB)
1/29 at 100.00 16,640,702
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
10,000 (d) 4.500%, 1/01/48, (UB) 1/31 at 100.00 9,114,313
12,990 (d) 5.250%, 1/01/53 1/31 at 100.00 13,092,807
13,475 (d) 5.000%, 1/01/55, (UB) 1/32 at 100.00 13,168,758
1,490 5.000%, 1/01/55 1/32 at 100.00 1,456,137
6,000 (d) Chicago, Illinois, General Obligation Bonds, Chicago Works Series 2023A,
5.500%, 1/01/43, (UB)
1/30 at 100.00 6,072,439
2,500 (d) Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B, 5.500%, 1/01/37, (UB)
1/25 at 100.00 2,512,581
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A
:
2,995 5.250%, 1/01/30 1/24 at 100.00 3,003,001
1,445 5.250%, 1/01/32 1/24 at 100.00 1,448,861
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
5,000 (d) 5.625%, 1/01/30, (UB) 1/27 at 100.00 5,196,238
87,600 (d) 6.000%, 1/01/38, (UB) 1/27 at 100.00 90,991,679
2,740 (d),(g) Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2003B, 5.250%, 1/01/28, (Pre-refunded 1/01/25), (UB)
1/25 at 100.00 2,784,372
Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D
:
5,000 (d) 5.500%, 1/01/33, (UB) 1/25 at 100.00 5,044,311
6,850 (d) 5.500%, 1/01/37, (UB) 1/25 at 100.00 6,884,471
10,815 (d) 5.500%, 1/01/40, (UB) 1/25 at 100.00 10,821,710
3,365 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/35, (UB)
1/26 at 100.00 3,375,365
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
3,900 (d) 5.500%, 1/01/35, (UB) 1/25 at 100.00 3,932,285
4,775 (d) 5.500%, 1/01/39, (UB) 1/25 at 100.00 4,785,126
1,795 (d) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB)
1/29 at 100.00 1,741,665
8,110 (d) Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series
2007F, 5.500%, 1/01/42, (UB)
1/25 at 100.00 8,059,132
Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A
:
7,200 (d) 5.250%, 1/01/58 - AGM Insured, (UB) 7/33 at 100.00 7,383,577
12,500 5.500%, 1/01/62 - AGM Insured 7/33 at 100.00 13,058,322
5,000 (d) 5.500%, 1/01/62 - AGM Insured, (UB) 7/33 at 100.00 5,223,329
9,435 (d) Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B, 4.000%, 11/01/40 - AGM Insured, (UB)
5/32 at 100.00 8,621,284
Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A
:
3,630 (d) 5.000%, 11/01/58 - AGM Insured, (UB) 5/32 at 100.00 3,584,574
8,650 (d) 5.500%, 11/01/62 - AGM Insured, (UB) 5/33 at 100.00 9,031,502
3,000 (d) Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%,
11/15/39, (UB)
11/27 at 100.00 2,741,240
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
86
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 10.0% (continued)
Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A
:
$ 11,295 (c) 6.250%, 11/01/36, 144A 11/26 at 100.00 $ 7,666,544
13,325 (c) 6.375%, 11/01/46, 144A 11/26 at 100.00 8,069,732
1,145 (c) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable
Series 2016B, 10.000%, 11/01/24, 144A
No Opt. Call 1,110,927
46,000 (d) Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB)
11/28 at 100.00 38,098,539
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
4,055 5.000%, 7/01/51, 144A 7/31 at 100.00 2,766,300
4,420 5.000%, 7/01/56, 144A 7/31 at 100.00 2,936,310
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
845 5.750%, 12/01/35, 144A 12/25 at 100.00 855,349
4,475 6.000%, 12/01/45, 144A 12/25 at 100.00 4,534,150
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
4,500 5.250%, 5/15/42 5/24 at 103.00 3,533,997
1,800 5.250%, 5/15/54 5/24 at 103.00 1,275,803
27,150 5.500%, 5/15/54 5/24 at 103.00 20,033,662
12,990 (d) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2014, 4.000%, 8/01/38, (UB)
8/24 at 100.00 11,781,916
17,295 (d) Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015, 4.125%, 5/01/45, (UB)
5/25 at 100.00 15,126,214
Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017
:
2,500 (d) 4.000%, 8/15/37, (UB) 8/27 at 100.00 2,274,687
6,000 (d) 4.000%, 8/15/39, (UB) 8/27 at 100.00 5,356,580
2,455 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/36, (UB)
2/27 at 100.00 2,340,305
5,190 Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series
2007, 5.375%, 11/15/39
10/23 at 100.00 4,737,415
2,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 1,912,219
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022
:
1,300 5.000%, 3/01/47 9/32 at 100.00 1,121,240
1,200 5.000%, 3/01/52 9/32 at 100.00 1,007,693
31,975 (d) Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 4.000%, 7/15/47, (UB)
1/28 at 100.00 27,686,321
6,000 (d) Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2020A, 4.000%, 5/15/50, (UB)
11/30 at 100.00 4,787,263
3,735 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Refunding
Series 2020A, 5.000%, 4/01/50, 144A
4/25 at 100.00 2,793,562
2,400 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018A, 6.125%, 4/01/58, 144A
10/28 at 100.50 2,072,887
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
5,150 6.125%, 4/01/49, 144A 10/28 at 100.50 4,556,679
33,605 6.125%, 4/01/58, 144A 10/28 at 100.50 29,024,736
87
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 10.0% (continued)
$ 11,500 Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 $ 10,128,275
11,345 (d) Illinois Finance Authority, Revenue Bonds, Rush University Medical Center
Obligated Group, Series 2015A, 4.000%, 11/15/39, (UB)
5/25 at 100.00 9,991,764
25,000 (d) Illinois Finance Authority, Revenue Bonds, The University of Chicago
Medical Center, Series 2016B, 4.000%, 8/15/41, (UB)
2/27 at 100.00 22,708,115
3,035 Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series
2013, 5.250%, 2/15/40
10/23 at 100.00 2,686,706
1,660 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois University
Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 1,297,240
6,710 (d) Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB)
10/23 at 100.00 6,711,480
Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option
Bond Trust 2015-XF1009
:
2,245 (d) 8.988%, 12/15/23 - AGM Insured, 144A, (IF) 6/24 at 100.00 2,285,674
3,305 (d) 8.989%, 12/15/23 - AGM Insured, 144A, (IF) 6/24 at 100.00 3,364,889
1,300 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/41
1/26 at 100.00 1,246,276
14,600 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/42
3/32 at 100.00 15,243,461
4,865 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 4,808,469
Illinois State, General Obligation Bonds, May Series 2014
:
7,625 (d) 5.000%, 5/01/33, (UB) 5/24 at 100.00 7,625,396
100 5.000%, 5/01/36 5/24 at 100.00 98,458
10,285 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 10,728,192
3,045 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47
5/32 at 100.00 3,161,065
14,250 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/39
10/32 at 100.00 15,029,626
6,665 (d) Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-
XF1010, 7.792%, 2/01/39 - AGM Insured, 144A, (IF)
2/24 at 100.00 6,109,560
1,200 Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation
Series 2015, 6.500%, 12/01/35
12/26 at 100.00 1,230,080
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
8,500 (d) 4.000%, 6/15/50 - BAM Insured, (UB) 12/29 at 100.00 7,017,355
2,000 5.000%, 6/15/50 12/29 at 100.00 1,933,560
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B
:
8,715 0.000%, 12/15/41 - AGM Insured No Opt. Call 3,465,007
10 0.000%, 12/15/50 No Opt. Call 2,167
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
7,360 (d) 5.000%, 6/15/53, (UB) 12/25 at 100.00 7,066,520
5,000 (d) 5.500%, 6/15/53, (UB) 12/25 at 100.00 5,023,527
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
88
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 10.0% (continued)
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A
:
$ 10,000 0.000%, 12/15/56 - AGM Insured No Opt. Call $ 1,701,414
13,000 (d) 5.000%, 6/15/57, (UB) 12/27 at 100.00 12,455,252
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
5,000 (e) 0.000%, 12/15/47 6/38 at 100.00 3,138,141
19,140 0.000%, 12/15/54 No Opt. Call 3,267,897
6,980 0.000%, 12/15/56 - AGM Insured No Opt. Call 1,187,587
53,700 (d) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured, (UB)
No Opt. Call 18,355,509
6,270 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured
No Opt. Call 2,143,185
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
28,930 0.000%, 12/15/37 - NPFG Insured No Opt. Call 14,343,222
6,000 0.000%, 12/15/40 - AGM Insured No Opt. Call 2,530,739
155 0.000%, 6/15/41 - NPFG Insured No Opt. Call 62,020
2,260 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 2,013,247
2,437 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
10/23 at 100.00 2,335,195
4,295 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 4,212,110
0 (h) Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project
Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24
No Opt. Call 186
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A
:
14,495 (d) 4.000%, 1/01/48, (UB) 1/28 at 100.00 12,195,800
7,400 (d) 4.000%, 1/01/48 - BAM Insured, (UB) 1/28 at 100.00 6,191,323
24,280 5.000%, 1/01/48, (UB) 1/28 at 100.00 24,033,058
15,720 (d) Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018C, 5.250%, 1/01/48 - BAM Insured, (UB)
1/29 at 100.00 15,953,956
24,800 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
10/23 at 100.00 24,899,929
500 (g) Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.250%, 11/01/33, (Pre-
refunded 11/01/23)
11/23 at 100.00 501,075
3,370 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Elgin Math & Science Academy Charter School, Series
2023A, 5.875%, 3/01/58
3/30 at 100.00 3,060,279
1,000 Upper Illinois River Valley Development Authority, Education Facilities
Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%,
1/01/55, 144A
1/27 at 100.00 841,090
1,188 Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series
2017, 5.500%, 3/01/47
3/25 at 100.00 1,108,090
1,187 Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain
Square, Series 2005, 6.125%, 3/01/30
10/23 at 100.00 1,187,282
89
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 10.0% (continued)
$ 3,695 (c) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
10/23 at 100.00 $ 1,588,850
2,082 (c) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
10/23 at 100.00 2,081,606
1,900 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100
Raintree Village Project, Series 2013, 5.000%, 3/01/33
10/23 at 100.00 1,751,408
4,120 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
10/23 at 100.00 4,085,046
Total Illinois 1,590,364,690
Indiana - 1.5%
2,500 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at
the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 1,918,141
7,045 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.625%, 1/01/38, 144A
1/24 at 105.00 5,677,797
Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017
:
435 5.125%, 1/01/32 10/23 at 105.00 367,978
4,465 5.350%, 1/01/38 10/23 at 105.00 3,494,763
4,500 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 3,671,983
250 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25,
144A
No Opt. Call 243,257
1,595 (d) Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 8.901%, 4/01/30 -
AMBAC Insured, 144A, (IF)
No Opt. Call 2,023,821
Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A
:
4,060 6.000%, 3/01/33 10/23 at 100.00 3,908,806
7,355 6.250%, 3/01/43 10/23 at 100.00 6,422,138
2,465 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47
7/27 at 100.00 2,219,793
3,050 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/55, 144A
12/27 at 103.00 2,219,459
300 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Taxable Series 2021B, 5.000%, 12/01/27,
144A
No Opt. Call 280,545
4,370 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 4,445,087
Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016
:
2,170 7.000%, 12/01/34, 144A 12/24 at 100.00 2,199,086
5,640 7.250%, 12/01/44, 144A 12/24 at 100.00 5,697,777
4,860 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rock
Creek Community Academy Project, Series 2018A, 6.125%, 7/01/48, 144A
7/28 at 100.00 4,616,595
Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven
Oaks Classical School Project, Series 2021A
:
625 5.000%, 6/01/51 6/31 at 100.00 494,601
550 5.000%, 6/01/56 6/31 at 100.00 423,667
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
90
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 1.5% (continued)
$ 10,500 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 $ 7,238,969
180 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021B, 4.500%, 12/01/23
No Opt. Call 178,753
21,355 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
10/23 at 100.00 21,441,212
Indiana Finance Authority, Health System Revenue Bonds, Franciscan
Alliance, Inc Obligated Group, Series 2016A
:
11,440 (d) 4.000%, 11/01/51, (UB) 11/25 at 100.00 9,532,867
2,955 4.000%, 11/01/51 11/25 at 100.00 2,462,380
8,915 (d) 5.000%, 11/01/51, (UB) 11/25 at 100.00 8,683,231
57,500 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53,
(UB)
10/33 at 100.00 58,557,511
16,500 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A, 5.000%, 10/01/53
10/33 at 100.00 16,803,460
10,400 (d) Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49,
(UB)
12/29 at 100.00 8,985,502
36,975 (d) Indiana Finance Authority, Indiana, Health Facilities Project Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017A,
5.000%, 8/15/51, (UB)
8/27 at 100.00 35,347,804
7,510 (d) Indianapolis Local Public Improvement Bond Bank, Indiana, Circle City
Forward Phase II Project Revenue Bonds, Series 2023B, 4.125%, 2/01/52,
(UB)
8/33 at 100.00 6,599,528
4,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 3,392,506
1,695 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
10/23 at 100.00 1,698,612
1,500 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 1,501,718
12,913 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 129
130 (c) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%,
12/01/28
No Opt. Call 1
Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017
:
410 5.100%, 1/01/32 10/23 at 105.00 346,212
4,560 5.350%, 1/01/38 10/23 at 105.00 3,569,120
Total Indiana 236,664,809
Iowa - 0.8%
75,975 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/23 at 100.00 69,840,885
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022
:
33,500 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 32,493,378
14,505 5.000%, 12/01/50 12/29 at 103.00 13,881,224
91
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa - 0.8% (continued)
$ 16,000 (d) Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2023E, 4.950%, 7/01/53, (UB)
7/32 at 100.00 $ 15,719,589
Total Iowa 131,935,076
Kansas - 0.3%
4,205 (d) Kansas State Development Finance Authority, Facilities Revenue Bonds,
K-State Athletics Incorporated Project Series 2023C, 4.250%, 7/01/42, (UB)
7/31 at 100.00 3,694,164
1,850 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 1,634,343
Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special
Obligation Series 2006
:
2,596 (c) 1.000%, 3/01/26 10/23 at 100.00 1,142,388
543 (c) 1.000%, 3/01/28 No Opt. Call 238,993
2,024 (c) Olathe, Kansas, Transportation Development District Sales Tax Revenue
Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28
8/22 at 100.00 404,796
2,300 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34
10/23 at 100.00 1,150,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
7,385 4.375%, 12/15/23 10/23 at 100.00 6,631,437
5,000 5.250%, 12/15/29 10/23 at 100.00 2,575,000
10,955 6.000%, 12/15/32 10/23 at 100.00 4,861,344
10,725 Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%,
8/01/48
8/26 at 100.00 9,218,326
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015
:
1,000 5.750%, 9/01/32 9/25 at 100.00 893,042
10,845 6.000%, 9/01/35 9/25 at 100.00 9,453,869
Total Kansas 41,897,702
Kentucky - 0.2%
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 2,536,037
4,580 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 4,131,890
3,535 Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland
Project Series 2020B, 5.500%, 9/01/50
9/30 at 100.00 2,955,574
1,000 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Christian Care Communities, Inc. Obligated
Group, Series 2021, 5.000%, 7/01/50
7/29 at 102.00 732,967
2,500 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.750%, 11/15/45
11/25 at 100.00 2,047,088
2,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 1,900,114
4,975 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 3,792,876
5,745 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 4,990,760
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
92
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky - 0.2% (continued)
$ 1,400 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 $ 1,220,780
Total Kentucky 24,308,086
Louisiana - 0.9%
33,905 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
10/23 at 100.00 33,515,221
4,350 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 3,974,042
1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 1,151,676
Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018
:
1,845 5.375%, 11/01/38, 144A 11/28 at 100.00 1,883,399
1,390 5.500%, 11/01/39, 144A 11/28 at 100.00 1,424,522
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Student Housing Revenue Bonds,
Provident Group - ULM Properties LLC-University of Louisiana at Monroe
Project, Series 2019A, 5.000%, 7/01/54, 144A
7/29 at 100.00 2,870,825
10,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A
2/27 at 100.00 8,705,016
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A
:
3,315 5.000%, 6/01/49, 144A 6/27 at 100.00 2,715,637
3,760 5.000%, 6/01/58, 144A 6/27 at 100.00 2,948,346
1,480 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship
STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 1,079,688
8,940 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
10/23 at 100.00 8,839,863
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A
:
1,000 (c) 5.000%, 6/01/41, 144A 6/31 at 100.00 700,000
2,500 (c) 5.000%, 6/01/51, 144A 6/31 at 100.00 1,750,000
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A
:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 450,991
1,460 6.375%, 6/01/62, 144A 6/31 at 100.00 1,299,957
4,225 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A
6/31 at 100.00 3,174,413
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
815 6.375%, 6/01/52, 144A 6/31 at 100.00 742,936
1,530 6.500%, 6/01/62, 144A 6/31 at 100.00 1,390,714
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A
:
3,600 5.000%, 4/01/49, 144A 4/27 at 100.00 2,827,533
3,965 5.000%, 4/01/57, 144A 4/27 at 100.00 2,998,066
93
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 0.9% (continued)
Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A
:
$ 335 7.750%, 12/15/31 10/23 at 100.00 $ 335,526
7,425 8.000%, 12/15/41 10/23 at 100.00 7,435,645
Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A
:
3,900 8.250%, 12/15/38 12/23 at 100.00 3,905,441
4,125 8.375%, 12/15/43 12/23 at 100.00 4,130,664
5,000 (c) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 50
Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds, Geo
Academies EBR - GEO Prep Mid-City Project, Series 2022
:
1,030 6.125%, 6/01/52, 144A 6/30 at 101.00 995,529
1,425 6.250%, 6/01/62, 144A 6/30 at 101.00 1,378,563
15,995 (d) Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48, (UB)
7/33 at 100.00 16,131,818
2,500 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48
7/33 at 100.00 2,521,385
11,220 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 11,950,626
Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015
:
865 5.250%, 11/15/29 11/24 at 100.00 837,280
1,000 5.250%, 11/15/37 11/24 at 100.00 900,962
2,988 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call 2,450,460
Total Louisiana 137,416,794
Maine - 0.0%
3,950 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
10/23 at 100.00 3,956,634
Total Maine 3,956,634
Maryland - 1.1%
Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014
:
1,035 5.125%, 7/01/36 7/24 at 100.00 1,034,961
1,840 5.250%, 7/01/44 7/24 at 100.00 1,775,398
9,260 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 7,732,870
1,500 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 1,473,789
3,030 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.125%, 6/01/43
6/26 at 100.00 2,842,362
2,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 1,633,106
Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014
:
725 5.800%, 2/15/34 2/24 at 100.00 715,514
1,000 6.100%, 2/15/44 2/24 at 100.00 982,987
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
94
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland - 1.1% (continued)
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
$ 1,650 (c) 5.000%, 12/01/22 No Opt. Call $ 990,000
90,070 (c) 5.000%, 12/01/31 10/23 at 100.00 54,042,000
4,500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
10/23 at 100.00 2,700,000
3,250 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 2,475,870
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A
:
1,000 5.125%, 7/01/37, 144A 7/27 at 100.00 937,468
1,800 5.250%, 7/01/47, 144A 7/27 at 100.00 1,600,976
1,530 5.375%, 7/01/52, 144A 7/27 at 100.00 1,355,867
22,465 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47, (UB)
7/25 at 100.00 21,956,309
14,775 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45, (UB)
5/27 at 100.00 14,542,812
8,750 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45, (UB)
4/30 at 100.00 7,571,169
Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021
:
11,975 (d) 4.000%, 6/01/46, (UB) 6/31 at 100.00 10,466,739
4,000 4.000%, 6/01/51 6/31 at 100.00 3,434,950
13,420 (d) Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 4.000%, 6/01/52, (UB)
6/32 at 100.00 11,478,212
22,745 (d) Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44, (UB)
6/25 at 100.00 20,228,198
2,730 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
1/26 at 100.00 2,598,031
2,250 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B, 5.000%, 11/01/47
11/24 at 103.00 1,823,295
Total Maryland 176,392,883
Massachusetts - 0.3%
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/51, (UB)
7/31 at 100.00 8,751,092
7,500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2014, 5.125%, 7/01/44
7/24 at 100.00 7,115,052
13,930 (d) Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
7/26 at 100.00 11,863,728
5,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 5,453,043
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, 5.000%, 6/01/53, (UB)
6/33 at 100.00 10,406,360
Total Massachusetts 43,589,275
Michigan - 1.6%
940 Chandler Park Academy, Michigan, Public School Academy Charter
School Revenue Bonds, Series 2005, 5.125%, 11/01/30
10/23 at 100.00 902,642
95
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 1.6% (continued)
$ 1,955 Concord Academy, Boyne City, Michigan, Certificates of Participation,
Series 2007, 5.600%, 11/01/36
10/23 at 100.00 $ 1,589,561
Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007
:
1,625 5.000%, 11/01/26 10/23 at 100.00 1,541,453
3,750 5.250%, 11/01/31 10/23 at 100.00 3,091,949
3,840 5.250%, 11/01/36 10/23 at 100.00 2,814,521
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
2,295 6.000%, 10/01/33 10/23 at 100.00 2,122,649
4,110 6.000%, 10/01/43 10/23 at 100.00 3,568,077
8,325 Detroit Community High School, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/35
11/28 at 100.00 6,391,581
2,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Social Series
2021A, 5.000%, 4/01/46
4/31 at 100.00 1,868,244
3,500 Flint International Academy, Michigan, Public School Academy Revenue
Bonds, Series 2007, 5.750%, 10/01/37
10/23 at 100.00 3,252,926
6,000 (d) Lansing, Ingham and Eaton Counties, Michigan, General Obligation
Bonds, Refunding & Capital Improvement Series 2023B, 4.125%, 6/01/48
- AGM Insured, (UB)
6/33 at 100.00 5,247,736
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018
:
27,005 (d) 4.000%, 11/01/48 - BAM Insured, (UB) 11/28 at 100.00 23,537,739
19,935 (d) 4.000%, 11/01/48, (UB) 11/28 at 100.00 16,799,077
3,500 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%,
5/01/46
5/31 at 100.00 2,731,096
11,780 Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare
Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 11,235,796
Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A
:
30,885 (d) 4.000%, 2/15/44, (UB) 8/29 at 100.00 27,026,654
7,855 (d) 4.000%, 2/15/47, (UB) 8/29 at 100.00 6,675,540
6,525 (d) 4.000%, 2/15/50, (UB) 8/29 at 100.00 5,396,942
7,000 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47, (UB)
12/31 at 100.00 6,028,334
12,115 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB)
12/27 at 100.00 11,097,162
12,475 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 10,583,160
9,475 (d) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49, (UB)
12/29 at 100.00 8,038,111
1,270 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Creative Montessori Academy Project, Series 2011,
7.000%, 5/01/31
10/23 at 100.00 1,255,383
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021
:
2,490 4.400%, 4/01/31, 144A 4/28 at 100.00 2,078,785
4,645 4.900%, 4/01/41, 144A 4/28 at 100.00 3,360,268
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
96
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan - 1.6% (continued)
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021
:
$ 970 4.250%, 12/01/39 12/27 at 100.00 $ 727,277
1,000 5.000%, 12/01/46 12/27 at 100.00 766,621
400 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%,
12/01/40
10/23 at 100.00 369,287
10,765 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 8,016,332
5,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call 1,120,697
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023A
:
13,650 (d) 4.700%, 12/01/43 6/32 at 100.00 13,291,722
6,000 (d) 4.900%, 12/01/48, (UB) 6/32 at 100.00 5,884,371
5,000 (d) Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023B, 5.000%, 6/01/54, (UB)
12/32 at 100.00 4,917,597
810 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37
10/23 at 100.00 799,600
1,885 Michigan Public Educational Facilities Authority, Charter School Revenue
Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46
12/27 at 100.00 1,774,046
1,505 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008, 6.500%,
11/01/35
10/23 at 100.00 1,505,166
8,295 (d) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2023II, 4.000%, 10/15/47, (UB)
10/33 at 100.00 7,214,744
9,990 (d) Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/56, (UB)
10/31 at 100.00 8,450,036
819,580 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series
2008C, 0.000%, 6/01/58
6/33 at 11.41 29,936,471
3,625 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation
Series 2007B, 0.000%, 6/01/52
10/23 at 13.02 376,478
50,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term
Series 2008B, 0.000%, 6/01/46
10/23 at 15.21 5,052,580
Renaissance Public School Academy, Michigan, Public School Academy
Revenue Bonds, Series 2012A
:
610 5.500%, 5/01/27 10/23 at 100.00 602,972
1,565 6.000%, 5/01/37 10/23 at 100.00 1,543,506
1,200 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
10/23 at 100.00 1,084,008
2,295 (c) Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
10/23 at 100.00 918,000
Total Michigan 262,586,897
97
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.0%
Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014
:
$ 1,200 5.375%, 11/01/34 11/24 at 100.00 $ 1,104,281
1,000 5.125%, 11/01/49 11/24 at 100.00 782,558
Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A
:
3,040 5.000%, 7/01/38 7/26 at 102.00 2,624,316
1,570 5.000%, 7/01/53 7/26 at 102.00 1,222,603
9,235 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 6,301,546
1,315 Bethel, Minnesota, Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2022, 6.000%, 7/01/57
7/26 at 102.00 1,139,379
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
750 5.500%, 7/01/40 7/25 at 100.00 625,722
1,420 5.750%, 7/01/46 7/25 at 100.00 1,162,499
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39
3/25 at 100.00 1,747,643
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
700 5.000%, 7/01/36 7/24 at 102.00 657,181
2,510 5.000%, 7/01/47 7/24 at 102.00 2,140,697
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
6,000 5.000%, 7/01/49 7/27 at 102.00 4,859,369
2,000 5.000%, 7/01/54 7/27 at 102.00 1,589,563
Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A
:
1,050 5.500%, 7/01/30 7/25 at 100.00 994,376
6,200 5.875%, 7/01/40 7/25 at 100.00 5,562,655
5,000 6.000%, 7/01/45 7/25 at 100.00 4,389,619
1,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 937,497
Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills
Preparatory Academy Project, Series 2017A
:
1,000 5.000%, 10/01/37 10/24 at 100.00 872,672
1,700 5.000%, 10/01/49 10/24 at 100.00 1,360,515
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
9,080 (d) 5.000%, 2/15/58, (UB) 2/28 at 100.00 8,519,288
4,700 5.000%, 2/15/58 2/28 at 100.00 4,409,763
9,665 (d) 5.250%, 2/15/58, (UB) 2/28 at 100.00 9,002,949
2,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.375%, 8/01/50
8/27 at 102.00 1,821,775
Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A
:
2,360 5.000%, 7/01/36 7/26 at 100.00 2,065,466
4,925 5.000%, 7/01/47 7/26 at 100.00 3,867,925
2,000 Hayward, Minnesota, Health Care Facilities Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%,
2/01/44
8/24 at 100.00 1,590,211
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
98
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.0% (continued)
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
$ 810 5.000%, 7/01/34 7/24 at 100.00 $ 763,594
2,965 5.000%, 7/01/44 7/24 at 100.00 2,590,081
1,870 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/48
7/26 at 100.00 1,499,679
10,600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 7,720,550
600 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Taxable Series 2021B, 6.000%, 7/01/28
No Opt. Call 553,593
2,285 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
10/23 at 100.00 2,289,073
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 1,068,134
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A
:
1,385 5.250%, 12/01/43, 144A 12/27 at 100.00 1,180,820
2,000 5.250%, 12/01/52, 144A 12/27 at 100.00 1,610,919
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
1,300 5.500%, 7/01/52 7/32 at 100.00 1,131,663
2,490 5.500%, 7/01/57 7/32 at 100.00 2,138,900
1,110 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast
College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 848,908
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A
:
1,080 6.000%, 7/01/32, 144A 7/27 at 100.00 1,088,505
1,250 6.250%, 7/01/37, 144A 7/27 at 100.00 1,251,911
5,510 6.500%, 7/01/48, 144A 7/27 at 100.00 5,469,085
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A
:
1,680 5.000%, 12/01/37, 144A 12/27 at 100.00 1,577,519
5,625 5.000%, 12/01/47, 144A 12/27 at 100.00 4,931,227
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
500 5.000%, 9/01/34 9/24 at 100.00 461,869
1,840 5.000%, 9/01/44 9/24 at 100.00 1,537,775
2,000 Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38
9/28 at 100.00 1,600,000
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A
:
2,025 5.000%, 4/01/36 4/26 at 100.00 1,621,823
3,085 5.000%, 4/01/46 4/26 at 100.00 2,175,611
2,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/46
12/24 at 100.00 2,169,787
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
8,520 5.500%, 3/01/58, 144A 3/33 at 100.00 7,395,339
13,850 5.500%, 3/01/63, 144A 3/33 at 100.00 11,872,403
99
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.0% (continued)
$ 1,500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
5.500%, 7/01/52, 144A
7/27 at 100.00 $ 1,380,433
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 5.750%, 9/01/46
9/26 at 100.00 1,918,844
5,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project, Series
2020A, 5.000%, 12/01/55
12/28 at 102.00 3,856,098
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A
:
1,200 5.000%, 6/15/38, 144A 6/25 at 100.00 1,102,460
1,285 5.000%, 6/15/48, 144A 6/25 at 100.00 1,107,154
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A
:
40 5.000%, 7/01/35 7/25 at 100.00 36,945
1,715 5.300%, 7/01/45 7/25 at 100.00 1,533,749
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
10/23 at 100.00 866,137
Saint Paul Housing and Redevelopment Authority, Minnesota,
Collateralized Multifamily Housing Revenue Bonds, Marian Center Project,
Series 2007A
:
760 5.300%, 11/01/30 10/23 at 100.00 717,093
1,225 5.375%, 5/01/43 10/23 at 100.00 1,012,228
2,150 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 1,788,177
1,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%,
1/01/39
10/23 at 100.00 811,323
4,795 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A, 5.125%, 10/01/48
10/26 at 100.00 4,001,143
Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell
Academy for Higher Learning Inc., Series 2019A
:
1,125 5.000%, 6/15/49 6/27 at 100.00 960,167
1,595 5.000%, 6/15/54 6/27 at 100.00 1,335,410
Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans
Homes LP, Series 2007
:
690 5.250%, 2/01/27, (AMT) 10/23 at 100.00 674,739
800 5.500%, 2/01/42, (AMT) 10/23 at 100.00 705,598
Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016
:
315 4.500%, 6/01/36 6/24 at 100.00 256,913
730 4.750%, 6/01/46 6/24 at 100.00 556,841
Total Minnesota 162,522,288
Mississippi - 0.1%
5,425 (c) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A,
4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 4,412,474
8,000 Mississippi Business Finance Corporation, Revenue Bonds, System Energy
Resources, Inc. Project, Refunding Series 2021, 2.375%, 6/01/44
6/26 at 100.00 4,575,678
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
100
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Mississippi - 0.1% (continued)
$ 1,003 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34, (AMT)
11/23 at 100.00 $ 839,550
Total Mississippi 9,827,702
Missouri - 1.3%
1,000 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 942,114
5,897 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017B, 5.000%, 11/01/29, 144A
10/23 at 100.00 4,852,364
145 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
10/23 at 103.00 149,466
2,826 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
10/23 at 100.00 904,217
1,900 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42
10/23 at 100.00 1,476,301
10,000 (d) Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
4.250%, 12/01/53, (UB)
12/33 at 100.00 8,828,451
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A
:
7,895 (d) 4.000%, 3/01/45, (AMT), (UB) 3/30 at 100.00 6,628,903
20,140 (d) 4.000%, 3/01/50 - AGM Insured, (AMT), (UB) 3/30 at 100.00 16,584,652
10,000 (d) 5.000%, 3/01/57 - AGM Insured, (AMT), (UB) 3/30 at 100.00 9,845,433
3,670 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 3,024,848
Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016
:
775 5.000%, 4/01/36, 144A 4/26 at 100.00 691,839
3,140 5.000%, 4/01/46, 144A 4/26 at 100.00 2,587,213
4,758 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement District,
Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46,
144A
4/26 at 100.00 3,753,561
1,200 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A, 5.250%, 5/15/42
5/27 at 100.00 927,323
539 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
10/23 at 100.00 382,131
2,133 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
10/23 at 100.00 1,919,722
Lees Summit Industrial Development Authority, Missouri, Special
Assessment and Sales Tax Revenue Bonds, Summit Fair Community
Improvement District Project, Series 2012
:
675 5.000%, 5/01/35 10/23 at 100.00 592,470
2,365 6.000%, 5/01/42 10/23 at 100.00 2,048,368
2,500 Lee's Summit, Missouri, Special Obligation Tax Increment and Special
District Improvement Bonds, Summit Fair Project, Refunding Series 2017,
4.875%, 11/01/37, 144A
11/27 at 100.00 2,156,252
101
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 1.3% (continued)
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
$ 4,200 5.750%, 6/01/35, 144A 6/25 at 100.00 $ 3,745,752
3,965 6.000%, 6/01/46, 144A 6/25 at 100.00 3,436,738
7,095 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%,
6/15/46, 144A
6/25 at 100.00 6,249,148
1,000 M150 and 135th Street Transporation Development District, Kansas City,
Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%,
10/01/43
10/27 at 100.00 782,803
15,500 (d) Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 4.000%,
11/15/48, (UB)
5/28 at 100.00 13,032,440
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45, (UB)
11/24 at 100.00 9,865,163
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020
:
21,845 (d) 4.000%, 6/01/53, (UB) 6/30 at 100.00 18,006,943
5,000 (d) 4.000%, 6/01/53 - BAM Insured, (UB) 6/30 at 100.00 4,249,081
7,315 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2023, 5.000%, 12/01/52, (UB)
12/33 at 100.00 7,194,787
6,570 (d) Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54,
(UB)
2/29 at 100.00 5,349,701
3,185 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021, 4.000%, 10/01/44
10/31 at 100.00 2,458,701
1,448 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding Series
2021A, 4.000%, 12/01/46
No Opt. Call 987,026
3,360 Saint Charles County Industrial Development Authority, Missouri, Sales
Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement
District Project, Series 2017A, 6.250%, 12/01/36, 144A
12/26 at 100.00 3,040,704
3,000 Saint Charles County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Wentzville Parkway Regional Community
Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 2,256,383
Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A
:
600 5.000%, 8/15/35 8/25 at 100.00 529,029
1,800 5.125%, 8/15/45 8/25 at 100.00 1,451,167
3,215 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 2,770,195
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A
:
9,330 (d) 4.000%, 12/01/42, (UB) 12/30 at 100.00 8,410,795
10,210 (d) 4.000%, 12/01/44, (UB) 12/30 at 100.00 9,180,366
10,620 (d) 4.000%, 12/01/45, (UB) 12/30 at 100.00 9,452,126
8,465 (d) 4.250%, 12/01/46, (UB) 12/30 at 100.00 7,790,819
10,885 (d) 4.000%, 12/01/47, (UB) 12/30 at 100.00 9,611,055
5,100 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.625%, 6/15/53, 144A
6/31 at 100.00 4,333,422
1,664 (c) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts
Project, Series 2007, 3.850%, 9/01/27
3/24 at 100.00 249,600
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
102
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 1.3% (continued)
$ 287 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City
Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26
10/23 at 100.00 $ 287,014
2,278 Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette
Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28
10/23 at 100.00 1,047,880
1,170 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand
Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%,
12/11/29
10/23 at 100.00 690,300
35 St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Gaslight Square East Project, Series 2006, 5.500%, 1/22/28
9/23 at 100.00 35,290
2,205 (c) St Louis, Missouri, Tax Increment Financing District Revenue Bonds,
Printers Lofts Project, Series 2006, 3.900%, 8/21/26
No Opt. Call 220,500
130 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
10/23 at 103.00 134,036
1,100 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.875%, 4/01/47
4/28 at 100.00 846,338
3,075 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project Series
2023A, 5.500%, 6/15/42
6/33 at 100.00 2,909,885
Total Missouri 208,900,815
Montana - 0.0%
500 Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37
5/25 at 102.00 429,848
Total Montana 429,848
Nebraska - 0.6%
11,090 (d) Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47, (UB)
5/27 at 100.00 10,603,951
3,460 Nebraska Educational, Health, Cultural and Social Services Finance
Authority, Revenue Bonds, Immanuel Retirement Communities Obligated
Group, Series 2019A, 4.000%, 1/01/44
1/26 at 102.00 2,901,285
13,660 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.550%, 9/01/48, (UB)
3/32 at 100.00 12,526,989
18,965 (d) Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Social Series 2023C, 4.800%, 9/01/53, (UB)
3/32 at 100.00 18,276,893
Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2021A
:
14,000 (d) 4.000%, 2/01/51 - AGM Insured, (UB) 8/30 at 100.00 12,214,922
11,580 (d) 4.000%, 2/01/51, (UB) 8/30 at 100.00 10,056,086
4,760 (d) Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
Series 2022A, 4.250%, 2/01/47
2/32 at 100.00 4,439,098
33,410 (d) University of Nebraska Facilities Corporation, Nebraska, Facilities Program
Bonds, Series 2021A, 4.000%, 7/15/62, (UB)
7/31 at 100.00 28,026,095
Total Nebraska 99,045,319
Nevada - 1.6%
33,720 (d) Clark County Water Reclamation District, Nevada, General Obligation
Water Bonds, Limited Tax Series 2023, 5.000%, 7/01/53, (UB)
7/33 at 100.00 34,590,070
810 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35
8/25 at 100.00 801,398
103
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada - 1.6% (continued)
$ 9,990 (d) Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds,
Refunding Series 2023, 4.000%, 7/01/42, (UB)
7/33 at 100.00 $ 9,120,584
11,974 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 9,277,117
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018
:
2,740 5.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 2,132,312
15,414 (f) 6.950%, 2/15/38, (AMT), 144A 8/28 at 100.00 10,245,708
9,500 (f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 6,196,287
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,360 5.875%, 12/15/27, (AMT), 144A No Opt. Call 9,441,834
81,345 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 72,737,658
36,390 (f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 21,471,973
2,520 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2015,
5.125%, 12/15/45, 144A
12/25 at 100.00 2,223,087
1,500 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/48, 144A
12/25 at 100.00 1,275,239
2,455 Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016, 4.000%, 9/01/35
9/26 at 100.00 2,155,178
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-22 Rainbow Canyon Phase II, Series 2023
:
1,145 5.250%, 3/01/48 3/33 at 100.00 1,054,840
1,255 5.250%, 3/01/53 3/33 at 100.00 1,140,049
Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018
:
755 5.000%, 9/01/38 9/28 at 100.00 728,290
7,210 5.375%, 9/01/48 9/28 at 100.00 6,922,947
30,000 (d) Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49, (UB)
7/28 at 100.00 25,613,679
8,325 (d) Las Vegas, Nevada, General Obligation Bonds, Various Purpose Bonds,
Limited Tax Civic Center Series 2023A, 4.000%, 3/01/53, (UB)
3/33 at 100.00 7,070,911
980 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35
12/25 at 100.00 960,285
510 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 26, Series 2017, 4.500%, 6/01/47
6/27 at 100.00 450,251
1,225 Mesquite, Nevada, Local Improvement Bonds, Special Improvement
District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%,
8/01/37
8/26 at 100.00 1,094,388
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
1,905 5.000%, 12/01/37, 144A 12/27 at 100.00 1,828,282
3,890 5.000%, 12/01/47, 144A 12/27 at 100.00 3,561,814
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
104
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada - 1.6% (continued)
$ 2,870 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
10/23 at 100.00 $ 2,797,807
30,500 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 3,328,191
90,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018D, 0.000%, 7/01/58, 144A
7/28 at 13.65 8,926,902
Total Nevada 247,147,081
New Hampshire - 0.1%
Manchester Housing and Redevelopment Authority, New Hampshire,
Revenue Bonds, Series 2000B
:
50 0.000%, 1/01/25 - ACA Insured No Opt. Call 46,725
370 0.000%, 1/01/27 - ACA Insured No Opt. Call 310,092
730 0.000%, 1/01/29 - ACA Insured No Opt. Call 544,502
3,320 0.000%, 1/01/30 - ACA Insured No Opt. Call 2,327,560
20,000 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
10/23 at 100.00 18,666,814
Total New Hampshire 21,895,693
New Jersey - 1.2%
7,170 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal
Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35, (AMT)
10/23 at 100.00 5,908,241
3,570 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022,
6.000%, 6/15/62
12/30 at 100.00 3,690,349
4,500 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 3,855,248
2,370 (c) Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.125%, 1/01/37
10/23 at 100.00 1,506,870
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A
:
850 5.625%, 8/01/34, 144A 8/24 at 100.00 822,180
1,530 5.875%, 8/01/44, 144A 8/24 at 100.00 1,484,299
1,000 6.000%, 8/01/49, 144A 8/24 at 100.00 976,818
New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A
:
1,120 5.000%, 9/01/37, 144A 9/27 at 100.00 1,031,174
2,325 5.125%, 9/01/52, 144A 9/27 at 100.00 1,993,500
New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014
:
1,075 5.000%, 1/01/34 1/24 at 100.00 1,022,725
1,675 5.250%, 1/01/44 1/24 at 100.00 1,487,445
New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C
:
230 5.000%, 6/15/36 12/27 at 100.00 234,012
1,000 (d) 5.000%, 6/15/47, (UB) 12/27 at 100.00 1,001,216
2,500 (d) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A, 5.000%, 11/01/52, (UB)
11/32 at 100.00 2,502,559
105
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 1.2% (continued)
$ 6,000 (d) New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44,
(UB)
11/29 at 100.00 $ 5,350,142
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
14,865 (d),(g) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 15,223,685
865 (d),(g) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 885,872
15,000 (d),(g) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/41, (Pre-refunded
12/15/26), (UB)
12/26 at 100.00 15,645,630
8,000 (d),(g) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-refunded
6/15/27), (UB)
6/27 at 100.00 8,412,283
New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A
:
850 6.000%, 10/01/34, 144A 10/24 at 100.00 850,724
2,255 6.200%, 10/01/44, 144A 10/24 at 100.00 2,249,742
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
4,050 5.625%, 11/15/30, (AMT) 3/24 at 101.00 4,074,464
3,000 5.625%, 11/15/30, (AMT) 3/24 at 101.00 3,018,122
2,580 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33, (AMT)
10/23 at 101.00 2,592,944
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
3,985 4.625%, 9/01/48, (UB) 3/33 at 100.00 3,794,484
3,360 5.250%, 9/01/53, (UB) 3/33 at 100.00 3,464,034
15,790 (c) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 11,684,230
7,625 (d) New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT),
(UB)
12/28 at 100.00 6,259,080
5,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023A, 4.250%, 6/15/40, (UB)
6/33 at 100.00 4,700,993
10,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 9,204,776
925 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/38
No Opt. Call 429,434
40,000 (d) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.500%, 6/15/49, (UB)
12/28 at 100.00 36,945,684
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB
:
2,965 (d) 5.000%, 6/15/44, (UB) 12/28 at 100.00 2,983,219
7,250 (d) 4.000%, 6/15/50, (UB) 12/28 at 100.00 6,147,659
15,000 (d) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/45, (UB)
12/30 at 100.00 13,316,004
5,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46
6/28 at 100.00 5,028,360
Total New Jersey 189,778,201
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
106
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.2%
$ 1,160 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 $ 1,132,613
650 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 565,797
3,180 Mariposa East Public Improvement District, New Mexico, Revenue Bonds,
Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
3/24 at 67.36 1,485,441
520 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 474,783
3,590 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call 3,223,387
2,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 1,874,184
New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2023C
:
4,355 (d) 4.650%, 9/01/48, (UB) 9/32 at 100.00 4,036,166
2,500 (d) 4.700%, 9/01/53, (UB) 9/32 at 100.00 2,370,865
Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008
:
250 7.625%, 10/01/23 9/23 at 100.00 250,000
3,145 7.750%, 10/01/38 10/23 at 100.00 3,042,871
4,880 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43
10/24 at 100.00 4,477,038
2,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 1,594,874
5,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 4,315,312
Total New Mexico 28,843,331
New York - 12.4%
Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A
:
3,415 6.400%, 2/01/43 2/33 at 100.00 3,275,997
7,885 6.650%, 2/01/53 2/33 at 100.00 7,514,096
10,500 Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series
2016A, 5.000%, 7/15/42
1/27 at 100.00 9,983,466
14,015 Broome County Local Development Corporation, New York, Revenue
Bonds, United Health Services Hospitals, Inc. Project, Series 2020, 3.000%,
4/01/45 - AGM Insured
4/30 at 100.00 9,732,331
1,050 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/57
6/32 at 100.00 926,171
Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022
:
4,000 5.250%, 7/01/52 7/32 at 100.00 3,852,198
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014
:
200 5.000%, 11/01/39 11/24 at 100.00 150,000
7,645 5.500%, 11/01/44 11/24 at 100.00 5,733,750
107
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.4% (continued)
$ 41,085 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 $ 38,520,096
2,575 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 2,461,300
17,240 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 12,891,012
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
5,000 5.000%, 6/01/40, 144A 12/30 at 100.00 3,929,631
10,000 5.000%, 6/01/55, 144A 12/30 at 100.00 6,882,797
2,125 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28, 144A
No Opt. Call 1,980,898
20 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24, 144A
No Opt. Call 19,903
665 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25, 144A
No Opt. Call 645,269
10,000 Dormitory Authority of the State of New York,  State Personal Income Tax
Revenue Bonds,  General Purpose, Series 2021B, 4.000%, 3/15/47, (UB)
3/31 at 100.00 8,876,054
33,000 (d) Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 - AGM
Insured, (UB)
5/32 at 100.00 29,662,103
4,870 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 4,421,747
675 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Pace University, Series 2013A, 5.000%, 5/01/38
10/23 at 100.00 653,757
19,550 (d) Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1B, 4.000%, 7/01/51, (UB)
7/32 at 100.00 16,863,433
12,000 (d) Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50, (UB)
7/30 at 100.00 10,210,878
225 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Josephs College, Series 2021, 4.000%, 7/01/40
7/30 at 100.00 190,944
Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A
:
5,000 5.500%, 12/01/36, 144A 12/26 at 100.00 4,696,327
4,000 5.500%, 12/01/46, 144A 12/26 at 100.00 3,481,109
5,710 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 4.000%, 3/15/49, (UB)
3/32 at 100.00 5,012,345
21,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48
9/28 at 100.00 18,537,939
10,000 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49, (UB)
3/29 at 100.00 8,778,187
4,045 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
4.000%, 3/15/49
3/29 at 100.00 3,550,777
8,860 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47, (UB)
2/30 at 100.00 7,873,241
3,520 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 4.000%, 3/15/46
3/27 at 100.00 3,134,917
10,000 (d) Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2023A-1, 5.000%, 3/15/53, (UB)
3/33 at 100.00 10,206,260
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
108
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.4% (continued)
$ 2,000 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
10/23 at 100.00 $ 1,839,573
13,765 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.000%, 1/01/45
No Opt. Call 3,345,736
29,000 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 24,351,863
5,560 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 4,580,535
4,770 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.660%, 2/01/44
2/30 at 100.00 4,156,289
9,600 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 8,838,076
12,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 11,919,734
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A
:
4,460 5.530%, 2/01/40 2/30 at 100.00 3,966,522
5,880 5.730%, 2/01/50 2/30 at 100.00 4,999,301
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,480 4.450%, 2/01/41 2/30 at 100.00 1,871,026
5,890 4.600%, 2/01/51 2/30 at 100.00 4,123,672
325 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Taxable Series
2021B, 5.000%, 2/01/25
No Opt. Call 313,164
10,000 (d) Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 4.000%, 2/15/47 - AGM Insured,
(UB)
2/27 at 100.00 8,987,466
7,035 (d) Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53, (UB)
9/33 at 100.00 7,197,172
5,000 (c) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 2,900,000
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019B
:
9,000 (d) 4.000%, 11/15/49 - AGM Insured, (UB) 5/29 at 100.00 7,825,400
20,000 (d) 4.000%, 11/15/50 - BAM Insured, (UB) 5/29 at 100.00 17,309,904
9,780 (d) 5.000%, 11/15/52, (UB) 5/29 at 100.00 9,489,800
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1
:
7,450 (d) 5.000%, 11/15/47, (UB) 5/30 at 100.00 7,318,741
2,535 4.000%, 11/15/54 - AGM Insured 5/30 at 100.00 2,154,483
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1
:
29,225 (d) 4.750%, 11/15/45, (UB) 5/30 at 100.00 27,252,362
33,430 (d) 5.000%, 11/15/50, (UB) 5/30 at 100.00 32,604,253
55,425 (d) 5.250%, 11/15/55, (UB) 5/30 at 100.00 55,826,288
109
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.4% (continued)
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-1
:
$ 6,500 (d) 5.000%, 11/15/43, (UB) 11/30 at 100.00 $ 6,498,117
37,400 (d) 5.000%, 11/15/45, (UB) 11/30 at 100.00 37,053,781
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2
:
20,500 (d) 4.000%, 11/15/47, (UB) 11/30 at 100.00 17,134,882
33,280 (d) 4.000%, 11/15/48, (UB) 11/30 at 100.00 27,656,349
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3
:
29,130 (d) 4.000%, 11/15/49, (UB) 11/30 at 100.00 24,092,867
10,000 (d) 4.000%, 11/15/50, (UB) 11/30 at 100.00 8,234,542
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2021A-1
:
20,000 (d) 4.000%, 11/15/47, (UB) 5/31 at 100.00 16,716,958
10,400 (d) 4.000%, 11/15/48, (UB) 5/31 at 100.00 8,642,609
27,000 (d) 4.000%, 11/15/50, (UB) 5/31 at 100.00 22,233,263
31,080 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 4.000%,
11/15/45, (UB)
11/30 at 100.00 26,373,814
66,125 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42, (UB)
5/28 at 100.00 57,525,411
9,800 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/43, (UB)
11/23 at 100.00 9,568,383
15,000 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2021A-2, 4.000%, 11/15/43, (UB)
5/31 at 100.00 12,942,951
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022
:
2,675 5.875%, 7/01/52, 144A 7/32 at 100.00 2,477,954
2,000 6.000%, 7/01/57, 144A 7/32 at 100.00 1,866,256
5,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 3,869,675
9,070 (d) MTA Hudson Rail Yards Trust Obligations, New York, MTA Financing
Agreement Payable by the Metropolitan Transportation Authority, Series
2016A, 5.000%, 11/15/56, (UB)
11/23 at 100.00 8,873,395
Nassau County Tobacco Settlement Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2006A-3
:
760 5.000%, 6/01/35 10/23 at 100.00 680,352
710 5.125%, 6/01/46 10/23 at 100.00 619,249
14,000 (d) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.250%, 4/01/52, (UB)
4/32 at 100.00 12,463,566
5,000 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Series 2014G, 3.900%, 5/01/45
11/23 at 100.00 4,176,177
5,110 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Green Series 2021F-
1, 2.400%, 11/01/46
5/29 at 100.00 3,130,926
8,155 New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Sustainable Development Series 2020A-1C,
3.000%, 11/01/55
5/28 at 100.00 5,171,696
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
110
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.4% (continued)
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
$ 3,970 (c) 2.250%, 10/01/22 No Opt. Call $ 3,176,000
28,995 (c) 2.300%, 10/01/27 10/23 at 100.00 23,196,000
34,160 (c) 5.750%, 10/01/37 10/23 at 100.00 27,328,000
84,140 (c) 2.350%, 10/01/46 10/23 at 100.00 67,312,000
6,750 (d) New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured, (UB)
9/30 at 100.00 5,931,953
7,615 (d) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Serries BB-1, 4.000%, 6/15/49, (UB)
12/29 at 100.00 6,675,724
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series DD
:
46,665 (d) 4.125%, 6/15/46, (UB) 6/33 at 100.00 41,889,962
27,000 (d) 4.125%, 6/15/47, (UB) 6/33 at 100.00 24,069,765
13,495 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/43,
(UB)
11/29 at 100.00 12,226,169
6,030 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/47
11/30 at 100.00 5,344,201
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries E-1
:
5,710 (d) 4.000%, 2/01/43, (UB) 2/31 at 100.00 5,185,311
2,660 4.000%, 2/01/46 2/31 at 100.00 2,370,698
14,150 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/48,
(UB)
8/31 at 100.00 12,474,578
10,000 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 4.000%, 2/01/51, (UB)
2/33 at 100.00 8,726,365
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2024A-1
:
9,050 (d) 4.000%, 5/01/53, (UB) 5/33 at 100.00 7,728,448
36,910 (d) 5.000%, 5/01/53, (UB) 5/33 at 100.00 37,395,071
11,500 (d) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Series 2024B, 5.250%, 5/01/50, (UB)
11/33 at 100.00 11,954,174
10,725 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 4.000%, 3/01/47, (UB)
3/31 at 100.00 9,367,202
29,000 (d) New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 4.000%, 4/01/50, (UB)
4/33 at 100.00 25,136,069
New York City, New York, General Obligation Bonds, Fiscal 2024 Series A
:
5,000 (d) 5.000%, 8/01/48, (UB) 8/33 at 100.00 5,087,956
5,850 5.000%, 8/01/51 8/33 at 100.00 5,947,162
5,335 (d) 5.000%, 8/01/51, (UB) 8/33 at 100.00 5,423,609
75,000 New York Counties Tobacco Trust V, New York, Tobacco Settlement
Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%,
6/01/50
10/23 at 20.19 9,582,225
10,635 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 9,862,262
111
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.4% (continued)
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014
:
$ 4,000 5.150%, 11/15/34, 144A 11/24 at 100.00 $ 3,900,680
27,245 5.375%, 11/15/40, 144A 11/24 at 100.00 26,283,322
101,390 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 101,915,667
3,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.250%, 9/15/52
3/30 at 100.00 2,020,508
3,835 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.150%,
11/01/54
5/28 at 100.00 2,455,945
New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 250
:
1,000 (d) 4.300%, 10/01/38, (UB) 4/32 at 100.00 950,420
3,150 (d) 4.650%, 10/01/43, (UB) 4/32 at 100.00 3,019,161
New York State Power Authority, General Revenue Bonds, Series 2020A
:
10,000 (d) 4.000%, 11/15/50, (UB) 5/30 at 100.00 8,871,748
27,365 (d) 4.000%, 11/15/55, (UB) 5/30 at 100.00 23,811,236
3,150 4.000%, 11/15/60 5/30 at 100.00 2,692,702
7,495 (d) New York State Power Authority, Green Transmission Project Revenue
Bonds, Series 2022A, 4.000%, 11/15/61 - AGM Insured, (UB)
11/31 at 100.00 6,260,926
15,600 (d) New York State Thruway Authority, General Revenue Bonds, Maturity
Group 1 Series 2021O, 4.000%, 1/01/45, (UB)
7/31 at 100.00 13,829,893
20,000 (d) New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2019B, 4.000%, 1/01/53, (UB)
1/30 at 100.00 16,729,028
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A
:
10,000 (d) 4.000%, 3/15/44, (UB) 9/32 at 100.00 8,970,074
5,000 (d) 4.000%, 3/15/49, (UB) 9/32 at 100.00 4,336,347
8,500 (d) 4.125%, 3/15/52, (UB) 9/32 at 100.00 7,411,409
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C
:
32,340 (d) 4.125%, 3/15/56, (UB) 9/32 at 100.00 27,789,461
17,255 (d) 4.125%, 3/15/57, (UB) 9/32 at 100.00 14,772,774
New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Transportation Series 2021A-1
:
7,045 (d) 4.000%, 3/15/43, (UB) 3/31 at 100.00 6,373,976
15,000 (d) 4.000%, 3/15/46, (UB) 3/31 at 100.00 13,264,725
24,635 (d) New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45,
(UB)
9/30 at 100.00 21,820,978
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
28,830 5.000%, 7/01/46, (AMT) 7/24 at 100.00 27,441,089
19,660 5.250%, 1/01/50, (AMT) 7/24 at 100.00 19,296,392
4,740 (d) 4.000%, 1/01/51 - AGM Insured, (AMT), (UB) 7/24 at 100.00 3,865,259
235 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
10/23 at 100.00 233,636
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
112
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.4% (continued)
$ 8,545 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 $ 8,650,062
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
5,000 5.000%, 10/01/35, (AMT) 10/30 at 100.00 5,025,909
2,500 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,403,118
6,500 4.375%, 10/01/45, (AMT) 10/30 at 100.00 5,671,079
3,135 Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series
2017, 5.750%, 7/01/47, (AMT), 144A
7/27 at 100.00 2,601,974
1,720 Otsego County Capital Resource Corporation, New York, Revenue Bonds,
Hartwick College Project, Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 1,276,475
5,395 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53, (UB)
7/33 at 100.00 5,471,120
14,765 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 4.000%, 11/01/41, (AMT), (UB)
11/29 at 100.00 13,027,143
15,000 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT), (UB)
12/33 at 100.00 14,914,523
20,660 (d) Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventeen Series 2019, 4.000%, 11/01/49, (UB)
11/29 at 100.00 18,273,223
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020
:
1,900 (d) 4.000%, 7/15/37, (AMT), (UB) 7/30 at 100.00 1,758,322
25,765 (d) 4.000%, 7/15/55, (AMT), (UB) 7/30 at 100.00 21,150,764
9,265 (d) 4.000%, 7/15/60, (AMT), (UB) 7/30 at 100.00 7,472,852
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021
:
9,635 (d) 4.000%, 7/15/46, (AMT), (UB) 7/31 at 100.00 8,189,123
5,745 (d) 4.000%, 7/15/51, (AMT), (UB) 7/31 at 100.00 4,768,915
21,090 (d) 4.000%, 7/15/61, (AMT), (UB) 7/31 at 100.00 16,862,309
21,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,957,635
2,000 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%,
1/01/33, (AMT)
1/26 at 100.00 1,456,990
34,565 (d) Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1, 5.250%, 11/15/53, (UB)
11/33 at 100.00 35,864,091
10,765 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 4.500%, 5/15/52, (UB)
11/32 at 100.00 10,196,551
5,045 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-1A, 4.000%, 5/15/46, (UB)
11/31 at 100.00 4,461,792
5,110 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51, (UB)
11/31 at 100.00 4,389,881
20,000 (d) Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51, (UB)
5/32 at 100.00 17,262,586
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax Series
2023A
:
13,050 (d) 4.125%, 5/15/53, (UB) 5/33 at 100.00 11,602,519
85,930 (d) 4.250%, 5/15/58, (UB) 5/33 at 100.00 77,100,873
23,125 4.250%, 5/15/58 5/33 at 100.00 20,748,955
113
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 12.4% (continued)
$ 20,930 (d) 4.500%, 5/15/63, (UB) 5/33 at 100.00 $ 19,177,116
Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A
:
10,000 (d) 4.000%, 5/15/52, (UB) 11/32 at 100.00 8,772,236
9,060 (d) 4.000%, 5/15/57, (UB) 11/32 at 100.00 7,820,379
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006
:
10,000 5.000%, 6/01/45 6/27 at 100.00 8,839,838
33,240 5.000%, 6/01/48 6/27 at 100.00 28,856,079
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
5,000 5.000%, 7/01/36, 144A 7/27 at 104.00 4,427,749
6,530 5.000%, 7/01/41, 144A 7/27 at 104.00 5,398,824
5,000 4.500%, 7/01/56, 144A 7/27 at 104.00 3,373,435
7,000 5.000%, 7/01/56, 144A 7/27 at 104.00 5,237,721
1,225 Westchester County Local Development Corporation, New York, Revenue
Bonds, Pace University, Series 2014A, 5.000%, 5/01/34
5/24 at 100.00 1,225,833
Total New York 1,973,219,720
North Carolina - 0.4%
5,000 (d) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2021B, 4.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 4,197,501
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023B
:
5,075 (d) 5.000%, 7/01/48, (AMT), (UB) 7/33 at 100.00 5,036,993
7,250 (d) 5.250%, 7/01/53, (AMT), (UB) 7/33 at 100.00 7,412,305
8,540 (d) Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Series 2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 7,647,502
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
3,625 (d) 5.250%, 7/01/48 - AGM Insured, (AMT), (UB) 7/33 at 100.00 3,665,269
5,100 (d) 5.250%, 7/01/53 - AGM Insured, (AMT), (UB) 7/33 at 100.00 5,131,858
167 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
10/23 at 100.00 166,712
1,600 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 5.375%, 3/01/40, 144A
3/25 at 100.00 1,408,724
19,240 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 17,511,169
3,500 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, Social Series 2023-51, 4.500%, 1/01/48
7/32 at 100.00 3,177,466
210 (g) North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41, (Pre-
refunded 1/01/24)
1/24 at 100.00 210,561
7,022 Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds,
Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56, (Mandatory Put
7/01/34)
7/33 at 100.00 5,803,310
Total North Carolina 61,369,370
North Dakota - 0.2%
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A
:
1,410 (d) 5.000%, 12/01/48 - AGM Insured, (UB) 12/33 at 100.00 1,393,428
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
114
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Dakota - 0.2% (continued)
$ 2,385 (d) 5.000%, 12/01/53 - AGM Insured, (UB) 12/33 at 100.00 $ 2,353,193
3,300 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 2,868,967
10,000 (d) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023A, 4.600%, 7/01/43, (UB)
7/32 at 100.00 9,447,428
4,690 (d) North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2023D, 4.550%, 7/01/48, (UB)
7/32 at 100.00 4,256,873
Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013
:
3,070 6.250%, 3/01/24 No Opt. Call 2,149,000
14,230 (c) 7.750%, 9/01/38 10/23 at 100.00 9,961,000
Total North Dakota 32,429,889
Ohio - 2.9%
Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016
:
2,800 5.250%, 11/15/41 11/26 at 100.00 2,744,539
14,900 5.250%, 11/15/46 11/26 at 100.00 14,285,856
846,105 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 82,674,104
79,125 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 68,258,819
1,500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 1,328,664
6,275 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 4,641,678
14,500 (d) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 4.125%, 5/15/45, (UB)
5/25 at 100.00 13,100,002
17,540 (d) Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2018A, 4.000%, 5/15/47, (UB)
5/28 at 100.00 15,124,696
33,880 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42, (UB)
8/27 at 100.00 33,775,714
6,765 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Series 2020, 5.000%, 9/15/50, (UB)
3/30 at 100.00 5,996,513
3,800 (d) Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health,
Tender Option Bond Trust 2015-XF1005, 5.823%, 2/01/44, 144A, (IF)
2/24 at 100.00 2,409,048
2,000 Hardin County, Ohio Economic Development Facility Revenue Bonds,
Ohio Northern University, Refunding & Improvement Series 2020, 5.500%,
5/01/50
5/27 at 103.00 1,640,147
2,480 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 2,115,764
3,250 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
10/23 at 100.00 2,919,205
6,330 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33
10/23 at 100.00 5,845,351
115
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 2.9% (continued)
$ 4,640 Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North
Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%,
12/01/41, 144A
12/26 at 100.00 $ 4,144,623
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47
8/26 at 100.00 9,398,520
77,813 (c) Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24
No Opt. Call 7,781
27,585 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 23,258,640
18,020 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 9/01/24
No Opt. Call 1,802
30,400 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 27,044,299
29,738 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23
No Opt. Call 2,974
3,570 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33
No Opt. Call 357
17,065 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33
No Opt. Call 1,707
5,950 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34
No Opt. Call 595
10,125 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33
No Opt. Call 1,013
3,810 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33
No Opt. Call 381
7,175 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32
No Opt. Call 718
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Social Series 2023B
:
3,750 (d) 4.900%, 9/01/48, (UB) 9/32 at 100.00 3,680,424
4,250 (d) 4.950%, 9/01/54, (UB) 9/32 at 100.00 4,172,896
6,960 (d) Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Fixed Interest Rate Series 2020A, 5.000%, 1/15/50, (UB)
1/30 at 100.00 6,701,161
1,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39,
(AMT)
6/25 at 100.00 947,773
10,135 (d) Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 10,400,004
48,650 (c) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49
No Opt. Call 4,865
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
116
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 2.9% (continued)
$ 36,355 (c) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34
No Opt. Call $ 3,635
11,290 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call 1,129
16,065 (c) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32
No Opt. Call 1,607
24,315 (c) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33
No Opt. Call 2,432
19,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call 1,917
49,675 (c) Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B,
4.000%, 12/01/33
No Opt. Call 4,968
17,055 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 15,608,424
13,880 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 10,654,134
Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A
:
1,500 6.500%, 7/01/34 7/24 at 100.00 1,314,089
3,000 6.750%, 7/01/43 7/24 at 100.00 2,435,369
5,000 7.000%, 7/01/49 7/24 at 100.00 4,066,310
1,200 Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015, 5.500%, 12/01/43
12/24 at 100.00 996,790
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A
:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 1,390,824
42,350 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 29,222,169
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B
:
8,000 10.000%, 12/01/25, (AMT), 144A 12/24 at 105.00 4,811,362
2,000 10.000%, 12/01/27, (AMT), 144A 12/26 at 105.00 1,195,087
25,585 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 24,003,271
22,870 Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022, 6.750%, 12/01/52
12/32 at 100.00 22,086,174
Total Ohio 464,430,324
Oklahoma - 0.5%
1,500 Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital
Improvement Series 2021, 3.250%, 1/01/51
1/29 at 100.00 1,003,118
117
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 0.5% (continued)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
$ 13,235 5.500%, 8/15/52 8/28 at 100.00 $ 11,854,799
5,000 5.500%, 8/15/57 8/28 at 100.00 4,419,328
5,910 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 5,390,083
10,000 (d) Oklahoma Water Resources Board, Oklahoma, State Loan Program
Revenue Bonds, Series 2023B, 4.125%, 10/01/53, (UB)
10/33 at 100.00 9,115,425
4,115 Oklahoma Water Resources Board, Revolving Fund Revenue Bonds, 2019
Master Trust, Drinking Water Program Series 2023A, 4.000%, 4/01/48
4/33 at 100.00 3,787,193
4,665 Osage County Industrial Authority, Oklahoma, Sales and Use Tax Revenue
Bonds, Refunding Series 2023, 5.750%, 9/01/53
9/31 at 100.00 4,315,252
Payne County Economic Development Authority, Oklahoma, Revenue
Bonds, Epworth Living at the Ranch, Series 2016A
:
2,828 (c) 6.875%, 11/01/46 11/26 at 100.00 1,980
4,149 (c) 7.000%, 11/01/51 11/26 at 100.00 2,904
14,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
10/23 at 100.00 14,013,689
2,850 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35, (AMT)
10/23 at 100.00 2,852,787
18,180 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
10/23 at 100.00 18,197,776
Total Oklahoma 74,954,334
Oregon - 0.3%
10,000 (d) Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 4.000%, 8/15/45 - AGM
Insured, (UB)
8/30 at 100.00 8,809,249
815 Oregon Facilities Authority, Revenue Bonds, Howard Street Charter
School Project, Series 2019A, 5.250%, 6/15/55, 144A
6/27 at 102.00 677,876
Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A
:
670 5.000%, 6/15/39, 144A 6/27 at 102.00 601,784
1,810 5.000%, 6/15/49, 144A 6/27 at 102.00 1,504,197
Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2015A
:
550 5.500%, 6/15/35, 144A 6/25 at 100.00 532,446
1,650 5.750%, 6/15/46, 144A 6/25 at 100.00 1,558,100
3,625 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 5.250%, 6/15/51
6/25 at 100.00 3,058,249
10,000 (d) Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/51, (UB)
1/32 at 100.00 8,710,536
2,410 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 7.000%, 6/15/52, 144A
6/32 at 100.00 2,331,662
320 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022B, 9.000%, 6/15/29, 144A
No Opt. Call 315,323
3,125 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.375%, 7/01/45
7/25 at 100.00 2,601,158
10,945 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 4.000%, 7/01/50, (AMT)
7/30 at 100.00 9,195,054
7,870 (d) Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 4.000%, 7/01/50, (AMT), (UB)
7/30 at 100.00 6,611,702
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
118
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 0.3% (continued)
$ 2,480 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
10/23 at 100.00 $ 2,482,160
Total Oregon 48,989,496
Pennsylvania - 1.8%
12,775 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
10/23 at 100.00 12,826,476
11,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 4.000%, 1/01/56 - AGM
Insured, (AMT)
1/31 at 100.00 8,834,449
2,905 Allegheny County Industrial Development Authority, Pennsylvania, ,
Charter School Revenue Bonds, Propel Charter School-Sunrise, Series
2013, 6.000%, 7/15/38
10/23 at 100.00 2,906,647
4,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 3,156,433
Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017
:
2,400 6.000%, 7/01/37, 144A 7/24 at 100.00 2,323,457
11,015 6.250%, 7/01/47, 144A 7/24 at 100.00 10,378,717
5,605 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 5,598,450
35,695 (c) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.500%, 4/01/41
No Opt. Call 3,569
45,855 (c) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35
No Opt. Call 4,585
46,000 (c) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35
No Opt. Call 4,600
50,320 (c) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35
No Opt. Call 5,032
9,200 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 6,331,791
17,965 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/47
11/27 at 100.00 10,244,627
10,530 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
10/23 at 100.00 6,010,847
Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B
:
8,160 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 5,736,234
6,305 (d) 4.000%, 12/01/51 - BAM Insured, (UB) 12/31 at 100.00 5,376,705
Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A
:
705 5.000%, 12/01/30 12/25 at 100.00 650,087
680 5.000%, 12/01/35 12/25 at 100.00 593,546
119
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 1.8% (continued)
$ 1,400 5.250%, 12/01/45 12/25 at 100.00 $ 1,099,768
6,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2017A, 5.250%, 10/15/47
4/27 at 100.00 5,319,722
1,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%, 10/15/52,
144A
10/32 at 100.00 966,671
Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018
:
462 5.000%, 3/01/38, 144A 3/28 at 100.00 430,024
1,246 5.125%, 3/01/48, 144A 3/28 at 100.00 1,091,854
1,595 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 1,589,334
6,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 4,915,479
3,000 (d) Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 4.000%, 7/15/43, (UB)
1/28 at 100.00 2,540,180
8,455 (d) Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 4.000%, 6/01/41,
(UB)
6/24 at 100.00 7,643,417
5,000 (d) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A,
5.000%, 9/01/48, (UB)
9/28 at 100.00 4,833,104
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B
:
8,405 4.000%, 5/01/52 - AGM Insured 5/32 at 100.00 7,041,535
9,965 (d) 4.000%, 5/01/56 - AGM Insured, (UB) 5/32 at 100.00 8,022,032
1,071 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
10/23 at 100.00 192,843
550 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23, (cash 5.000%, PIK 5.000%)
No Opt. Call 98,927
3,725 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
10/23 at 100.00 3,729,349
30,690 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 3,069
30,690 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 3,069
29,220 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 2,922
17,565 (c),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Taxable Series 2020B-2, 10.000%, 12/01/29, 144A
No Opt. Call 1,757
20,520 (c) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40
No Opt. Call 2,052
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
120
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 1.8% (continued)
$ 13,275 (c) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41
No Opt. Call $ 1,328
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
1,990 5.750%, 6/30/48, (AMT) 12/32 at 100.00 2,079,702
3,925 5.250%, 6/30/53, (AMT) 12/32 at 100.00 3,832,303
12,885 (d) 5.000%, 12/31/57 - AGM Insured, (AMT), (UB) 12/32 at 100.00 12,470,845
2,765 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/42
10/23 at 100.00 2,190,033
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019
:
2,500 (d) 4.000%, 8/15/44, (UB) 8/29 at 100.00 2,244,640
20,770 (d) 4.000%, 8/15/49, (UB) 8/29 at 100.00 17,702,213
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A
:
5,000 (d) 5.000%, 10/01/43, (UB) 10/32 at 100.00 5,003,571
10,000 (d) 5.000%, 10/01/50, (UB) 10/32 at 100.00 9,610,886
4,500 5.000%, 10/01/50 10/32 at 100.00 4,324,899
8,475 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.000%, 12/01/53, (UB)
12/33 at 100.00 8,625,540
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
1,445 5.000%, 7/01/37 7/27 at 100.00 1,214,112
1,575 5.000%, 7/01/42 7/27 at 100.00 1,254,064
2,605 5.000%, 7/01/49 7/27 at 100.00 1,975,650
765 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
10/23 at 100.00 779,077
11,855 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 10,147,266
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B
:
10,155 4.875%, 12/15/35, 144A 12/27 at 100.00 9,159,412
11,045 5.125%, 12/15/44, 144A 12/27 at 100.00 9,445,079
985 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
10/23 at 100.00 883,243
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Southwest Leadership Academy, Series 2017
:
345 6.470%, 11/01/37 11/27 at 100.00 314,119
4,785 6.600%, 11/01/47 11/27 at 100.00 4,114,536
10,000 (d) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2023B, 5.500%, 9/01/53 - AGM Insured, (UB)
9/33 at 100.00 10,598,519
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
10/23 at 100.00 723,296
5,145 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 4,294,445
121
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 1.8% (continued)
$ 32,385 (d) Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 4.000%, 6/01/49, (UB)
6/29 at 100.00 $ 27,426,633
Southcentral Pennsylvania General Authority, Revenue Bonds, York
Academy Regional Charter School Project, Series 2018A
:
7,500 6.000%, 7/15/38, 144A 7/28 at 100.00 7,530,062
6,000 6.500%, 7/15/48, 144A 7/28 at 100.00 6,087,646
Total Pennsylvania 294,546,479
Puerto Rico - 6.6%
79,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
10/23 at 18.31 13,497,110
40,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
10/23 at 8.13 2,524,380
2,592 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
10/23 at 100.00 2,592,817
736 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico Highway and
Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.993%,
12/06/49
No Opt. Call 377,642
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
35,900 4.000%, 7/01/42, 144A 7/32 at 100.00 29,943,785
5,965 4.000%, 7/01/47, 144A 7/32 at 100.00 4,772,876
33,280 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 31,002,563
19,165 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 15,985,310
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
21,525 4.000%, 7/01/42, 144A 7/31 at 100.00 17,953,759
57,855 4.000%, 7/01/47, 144A 7/31 at 100.00 46,292,499
102,725 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40
10/23 at 100.00 24,565,000
1,465 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 3.999%, 7/01/20
No Opt. Call 357,748
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
30 (c),(f) 3.957%, 7/01/23 No Opt. Call 7,764
4,505 (c),(f) 3.957%, 7/01/25 7/20 at 100.00 1,112,489
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A
:
2,840 (c),(f) 4.800%, 7/01/29 10/23 at 100.00 718,068
17,685 (c),(f) 5.000%, 7/01/29 10/23 at 100.00 4,829,631
53,397 (c),(f) 3.957%, 7/01/42 10/23 at 100.00 13,462,050
13,083 (c),(f) 5.050%, 7/01/42 10/23 at 100.00 3,247,671
5,845 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 7/01/20
No Opt. Call 1,437,491
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
7,260 (c),(f) 3.957%, 7/01/20 6/20 at 100.00 1,788,756
2,040 (c),(f) 5.000%, 7/01/21 No Opt. Call 529,853
5,165 (c),(f) 3.957%, 7/01/23 6/20 at 100.00 1,276,645
1,065 (c),(f) 3.957%, 7/01/24 10/23 at 100.00 274,388
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
122
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 6.6% (continued)
$ 250 (c),(f) 5.000%, 7/01/24 6/23 at 100.00 $ 66,750
910 (c),(f) 5.000%, 7/01/25 10/23 at 100.00 232,848
90 (c),(f) 5.000%, 7/01/26 10/23 at 100.00 26,493
2,290 (c),(f) 5.000%, 7/01/27 10/23 at 100.00 567,993
21,440 (c),(f) 3.957%, 7/01/32 10/23 at 100.00 5,547,627
43,235 (c),(f) 3.957%, 7/01/37 10/23 at 100.00 11,115,145
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
11,270 (c),(f) 3.978%, 7/01/21 7/20 at 100.00 3,057,087
15 (c),(f) 5.250%, 7/01/23 No Opt. Call 4,301
3,420 (c),(f) 3.978%, 7/01/24 6/23 at 100.00 852,183
21,705 (c),(f) 5.250%, 7/01/25 10/23 at 100.00 5,340,202
2,800 (c),(f) 3.978%, 7/01/26 10/23 at 100.00 766,232
630 (c),(f) 5.250%, 7/01/27 10/23 at 100.00 157,048
8,903 (c),(f) 3.978%, 7/01/28 10/23 at 100.00 2,257,832
2,735 (c),(f) 5.250%, 7/01/29 10/23 at 100.00 696,930
5,770 (c),(f) 3.978%, 7/01/30 10/23 at 100.00 1,639,647
4,478 (c),(f) 5.250%, 7/01/31 10/23 at 100.00 1,097,837
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC
:
280 (c),(f) 3.957%, 7/01/21 7/20 at 100.00 69,154
185 (c),(f) 5.000%, 7/01/23 No Opt. Call 46,013
1,510 (c),(f) 3.895%, 7/01/24 6/23 at 100.00 388,922
3,225 (c),(f) 5.000%, 7/01/24 10/23 at 100.00 797,814
2,000 (c),(f) 4.625%, 7/01/25 10/23 at 100.00 502,119
890 (c),(f) 5.000%, 7/01/25 10/23 at 100.00 231,619
30 (c),(f) 3.937%, 7/01/26 10/23 at 100.00 7,503
4,840 (c),(f) 3.978%, 7/01/26 10/23 at 100.00 1,270,635
365 (c),(f) 3.957%, 7/01/27 10/23 at 100.00 93,796
23,345 (c),(f) 3.978%, 7/01/27 10/23 at 100.00 6,335,875
14,586 (c),(f) 3.990%, 7/01/28 10/23 at 100.00 3,520,774
2,220 (c),(f) 5.000%, 7/01/28 10/23 at 100.00 621,559
6,200 (c),(f) 5.250%, 7/01/28 10/23 at 100.00 1,561,706
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX
:
1,960 (c),(f) 3.926%, 7/01/25 10/23 at 100.00 490,698
215 (c),(f) 3.937%, 7/01/26 10/23 at 100.00 54,183
3,060 (c),(f) 5.250%, 7/01/26 10/23 at 100.00 834,965
405 (c),(f) 3.947%, 7/01/27 10/23 at 100.00 103,411
400 (c),(f) 5.250%, 7/01/27 10/23 at 100.00 104,300
6,460 (c),(f) 5.250%, 7/01/35 10/23 at 100.00 1,614,238
5,525 (c),(f) 5.750%, 7/01/36 10/23 at 100.00 1,549,557
83,005 (c),(f) 5.250%, 7/01/40 10/23 at 100.00 21,319,972
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
475 (c),(f) 5.000%, 7/01/18 No Opt. Call 116,999
1,150 (c),(f) 5.250%, 7/01/18 No Opt. Call 286,146
135 (c),(f) 5.000%, 7/01/19 No Opt. Call 33,318
60 (c),(f) 4.250%, 7/01/20 No Opt. Call 17,011
125 (c),(f) 5.000%, 7/01/20 No Opt. Call 30,850
590 (c),(f) 5.250%, 7/01/20 No Opt. Call 146,562
5,690 (c),(f) 5.250%, 7/01/21 7/20 at 100.00 1,596,535
6,535 (c),(f) 3.978%, 7/01/23 7/22 at 100.00 1,708,587
205 (c),(f) 5.000%, 7/01/24 10/23 at 100.00 50,614
10,510 (c),(f) 5.250%, 7/01/24 10/23 at 100.00 2,541,547
1,620 (c),(f) 5.250%, 7/01/24 6/23 at 100.00 393,160
250 (c),(f) 3.957%, 7/01/26 10/23 at 100.00 63,416
25,760 (c),(f) 5.250%, 7/01/26 10/23 at 100.00 6,652,165
123
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 6.6% (continued)
$ 255 (c),(f) 5.000%, 7/01/28 10/23 at 100.00 $ 65,124
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
235 (c),(f) 7.250%, 7/01/30 10/23 at 100.00 65,913
9,220 (c),(f) 7.000%, 7/01/33 10/23 at 100.00 2,094,623
18,648 (c),(f) 6.750%, 7/01/36 10/23 at 100.00 4,484,218
5,820 (c),(f) 7.000%, 7/01/40 10/23 at 100.00 1,359,031
19,715 (c),(f) 7.000%, 7/01/43 10/23 at 100.00 4,669,708
1,000 (c),(f) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 7.500%, 7/01/20
No Opt. Call 210,762
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
:
105 (c),(f) 5.500%, 7/01/20 6/20 at 100.00 25,086
2,895 (c),(f) 5.500%, 7/01/21 6/20 at 100.00 696,908
2,915 (c),(f) 5.375%, 7/01/23 No Opt. Call 801,007
4,245 (c),(f) 5.375%, 7/01/24 6/23 at 100.00 1,132,922
550 (c),(f) 5.375%, 7/01/24 10/23 at 100.00 136,408
1,865 (c),(f) 5.250%, 7/01/25 10/23 at 100.00 459,933
3,735 (c),(f) 5.000%, 7/01/28 10/23 at 100.00 942,112
16,605 (c),(f) 3.978%, 7/01/33 10/23 at 100.00 4,205,946
30,910 (c),(f) 3.999%, 7/01/38 10/23 at 100.00 7,569,772
Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE
:
5,400 (c),(f) 5.950%, 7/01/30 10/23 at 100.00 1,323,079
75,300 (c),(f) 4.044%, 7/01/32 10/23 at 100.00 17,858,030
34,730 (c),(f) 4.061%, 7/01/40 10/23 at 100.00 8,118,280
34,500 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 33,033,750
18,000 (e) Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 0.000%, 7/01/53
1/33 at 100.00 11,182,536
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
281,212 0.000%, 7/01/46 7/28 at 41.38 72,844,674
271,918 0.000%, 7/01/51 7/28 at 30.01 50,715,480
35,000 4.750%, 7/01/53 7/28 at 100.00 31,029,656
109,507 5.000%, 7/01/58 7/28 at 100.00 99,331,982
50,220 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 0.000%, 7/01/51
7/28 at 30.01 9,241,710
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
6,500 4.329%, 7/01/40 7/28 at 100.00 5,838,063
4,353 4.536%, 7/01/53 7/28 at 100.00 3,724,113
46,566 4.784%, 7/01/58 7/28 at 100.00 40,761,264
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
2 5.375%, 7/01/25 No Opt. Call 1,486
2,809 5.750%, 7/01/31 No Opt. Call 2,938,814
37,000 0.000%, 7/01/33 7/31 at 89.94 21,868,818
24,416 4.000%, 7/01/37 7/31 at 103.00 20,557,762
18,421 4.000%, 7/01/41 7/31 at 103.00 14,863,619
143,721 4.000%, 7/01/46 7/31 at 103.00 111,258,572
231,292 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 120,271,711
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P
:
6,960 5.000%, 6/01/24 10/23 at 100.00 6,922,182
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
124
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 6.6% (continued)
$ 7,050 5.000%, 6/01/25 10/23 at 100.00 $ 6,959,502
2,105 5.000%, 6/01/26 10/23 at 100.00 2,063,378
8,875 5.000%, 6/01/30 10/23 at 100.00 8,514,850
University of Puerto Rico, University System Revenue Bonds, Series
2006Q
:
3,075 5.000%, 6/01/24 10/23 at 100.00 3,058,292
1,355 5.000%, 6/01/25 10/23 at 100.00 1,337,607
3,345 5.000%, 6/01/26 10/23 at 100.00 3,278,859
7,203 5.000%, 6/01/30 10/23 at 100.00 6,910,700
4,882 5.000%, 6/01/36 10/23 at 100.00 4,597,405
Total Puerto Rico 1,056,457,820
Rhode Island - 0.2%
253,805 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
10/23 at 18.41 37,859,102
Total Rhode Island 37,859,102
South Carolina - 1.5%
Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021
:
855 3.875%, 5/01/41, 144A 5/29 at 100.00 589,056
855 4.000%, 5/01/52, 144A 5/29 at 100.00 558,877
2,735 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A
10/23 at 107.50 2,200,459
Lancaster County, South Carolina, Special Assessment Bonds, Edgewater
II Improvement District, Capital Appreciation Series 2007-A&B
:
29,625 0.000%, 11/01/39 10/23 at 29.62 6,268,677
9,300 0.000%, 11/01/39 10/23 at 29.62 1,967,888
3,500 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 2,785,841
1,920 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School Project,
Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 1,980,533
4,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A, 5.250%, 8/15/46, 144A
2/25 at 100.00 3,257,714
20,980 (e) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project, Series
2022A-1, 0.000%, 6/01/52
No Opt. Call 13,521,279
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A
:
1,370 (g) 7.000%, 11/01/33, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 1,409,049
11,515 (g) 7.250%, 11/01/45, (Pre-refunded 11/01/24), 144A 11/24 at 100.00 11,873,206
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series 2020A,
5.750%, 10/01/45
10/27 at 103.00 852,807
5,870 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.750%, 6/15/49, 144A
12/26 at 100.00 5,730,912
7,775 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 6,316,466
125
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 1.5% (continued)
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
$ 2,830 5.000%, 6/15/51, 144A 6/29 at 100.00 $ 2,081,050
905 5.000%, 6/15/56, 144A 6/29 at 100.00 649,678
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
1,585 7.000%, 6/15/53, 144A 6/31 at 100.00 1,538,577
1,020 7.125%, 6/15/58, 144A 6/31 at 100.00 994,913
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013
:
750 5.000%, 5/01/43 10/23 at 100.00 582,089
1,255 5.125%, 5/01/48 10/23 at 100.00 952,143
10,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, AnMed Health Project, Series 2023, 5.250%, 2/01/53, (UB)
2/33 at 100.00 10,153,912
15,525 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/56, (UB)
12/26 at 100.00 14,996,383
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
:
16,000 (d) 4.000%, 12/01/47, (UB) 6/32 at 100.00 13,371,186
13,020 (d) 4.000%, 12/01/52 - BAM Insured, (UB) 6/32 at 100.00 10,783,696
39,865 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B, 4.000%, 12/01/55 - BAM Insured,
(UB)
6/32 at 100.00 32,644,444
8,715 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48
12/23 at 100.00 8,483,238
2,185 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2013E, 5.000%, 12/01/48, (UB)
12/23 at 100.00 2,126,893
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A
:
2,575 (d) 5.000%, 12/01/49, (UB) 6/24 at 100.00 2,505,224
43,695 (d) 5.500%, 12/01/54, (UB) 6/24 at 100.00 43,562,124
4,970 (d) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55, (UB)
12/25 at 100.00 4,931,458
15,490 (d) South Carolina State Ports Authority, Revenue Bonds, Series 2019B,
4.000%, 7/01/49, (AMT), (UB)
7/29 at 100.00 12,359,922
7,495 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42
10/23 at 100.00 6,630,896
2,970 Walnut Creek Improvement District, Lancaster County, South Carolina,
Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41
10/23 at 100.00 2,636,645
Total South Carolina 231,297,235
South Dakota - 0.1%
6,400 Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds,
Series 2014C, 6.000%, 3/01/32, 144A
3/24 at 100.00 4,958,447
5,630 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 4,735,367
Total South Dakota 9,693,814
Tennessee - 1.5%
2,000 (c) Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47
1/25 at 102.00 460,000
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
126
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 1.5% (continued)
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
$ 815 0.000%, 12/01/25, 144A No Opt. Call $ 719,666
845 0.000%, 12/01/26, 144A No Opt. Call 701,847
1,665 0.000%, 12/01/31, 144A No Opt. Call 1,019,557
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
6,650 5.000%, 12/01/35, 144A 12/26 at 100.00 5,972,140
2,350 5.125%, 12/01/42, 144A 12/26 at 100.00 2,010,102
66,100 (d) Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40, (UB)
7/28 at 100.00 57,858,943
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
5,737 (c) 5.250%, 5/01/25, 144A 11/24 at 100.00 574
47,114 (c) 6.000%, 5/01/34, 144A 11/24 at 100.00 4,711
4,485 Memphis Health, Educational and Housing Facilities Board, Tennessee,
Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series
2014A, 5.875%, 3/01/44
3/24 at 100.00 3,891,067
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A
:
4,405 (c) 5.500%, 7/01/37 7/27 at 100.00 2,950,497
5,150 (c) 5.625%, 1/01/46 7/27 at 100.00 2,950,061
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
13,075 (d) 5.250%, 7/01/48 - AGM Insured, (UB) 1/34 at 100.00 13,521,340
1,550 (d) 5.250%, 7/01/53 - AGM Insured, (UB) 1/34 at 100.00 1,597,387
18,300 (d) 5.250%, 7/01/56 - AGM Insured, (UB) 1/34 at 100.00 18,814,832
8,250 (d) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/53, (UB)
5/33 at 100.00 8,378,396
5,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb
University, Refunding & Improvement Series 2016A, 5.000%, 10/01/45
10/26 at 100.00 4,519,971
Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E
:
3,975 5.250%, 6/01/47, 144A 6/26 at 100.00 3,572,731
3,250 5.375%, 6/01/52, 144A 6/26 at 100.00 2,916,333
8,415 (d) Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46, (UB)
7/26 at 100.00 8,281,377
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
8,500 (d) 5.250%, 7/01/47, (AMT), (UB) 7/32 at 100.00 8,647,376
4,000 (d) 5.000%, 7/01/52, (AMT), (UB) 7/32 at 100.00 3,965,397
5,050 (d) Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/40, (AMT), (UB)
7/25 at 100.00 5,042,577
7,350 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 7,206,307
127
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 1.5% (continued)
$ 6,500 (d) Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT), (UB)
7/30 at 100.00 $ 6,372,925
1,450 Shelby County Health, Educational and Housing Facility Board, Tennessee,
Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A,
5.375%, 9/01/41
10/23 at 100.00 1,193,266
Tennessee Housing Development Agency, Residential Finance Program
Bonds, Tender Option Bond Trust Series 2023-XL0448
:
7,400 (d) 4.550%, 7/01/48, (UB) 7/32 at 100.00 6,716,601
4,000 (d) 4.700%, 7/01/53, (UB) 7/32 at 100.00 3,794,710
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
18,170 (c) 7.375%, 6/01/37, 144A 6/27 at 100.00 3,815,700
17,235 (c) 7.500%, 6/01/47, 144A 6/27 at 100.00 3,619,350
43,500 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call 43,731,524
11,415 (c) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A
10/23 at 100.00 7,037,797
Total Tennessee 241,285,062
Texas - 8.4%
4,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A
9/29 at 100.00 4,032,807
1,500 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022, 6.000%, 9/01/52, 144A
9/32 at 100.00 1,425,093
3,000 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.750%, 9/01/48, 144A
9/29 at 100.00 3,041,169
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Major Improvement Area Project, Series 2021
:
200 4.500%, 9/15/31, 144A No Opt. Call 180,363
525 5.000%, 9/15/51, 144A 9/31 at 100.00 450,462
1,191 Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023, 5.875%,
9/15/53
9/31 at 100.00 1,140,098
2,250 Anson Education Facilities Corporation, Texas, Education Revenue Bonds,
Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45
8/26 at 100.00 2,084,449
750 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 5.000%, 9/01/37
9/27 at 100.00 713,606
Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018
:
2,100 5.125%, 9/01/38, 144A 9/28 at 100.00 2,002,337
3,905 5.250%, 9/01/47, 144A 9/28 at 100.00 3,615,207
1,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 1,206,055
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
3,430 4.375%, 2/15/51 2/30 at 100.00 2,354,849
1,500 4.500%, 2/15/56 2/30 at 100.00 1,020,547
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
128
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 4,500 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022, 6.375%,
6/01/62, 144A
6/29 at 103.00 $ 4,407,796
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A
:
1,000 5.000%, 8/15/38 8/27 at 100.00 908,883
1,800 5.000%, 8/15/48 8/27 at 100.00 1,525,793
900 5.000%, 8/15/53 8/27 at 100.00 747,524
ate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 3B, Series 2023
:
1,000 5.125%, 8/15/43, 144A 8/31 at 100.00 927,595
1,000 5.375%, 8/15/53, 144A 8/31 at 100.00 918,757
1,750 Aubrey Public Improvement District 1, Denton County, Texas, Special
Assessment Revenue Bonds, Series 2023, 6.000%, 9/01/53, 144A
9/31 at 100.00 1,668,293
1,000 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 3B Project, Series 2022,
6.000%, 9/01/45, 144A
9/32 at 100.00 981,248
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2 Project, Series 2018
:
1,000 5.750%, 9/01/33, 144A 10/23 at 103.00 1,011,401
3,775 6.125%, 9/01/45, 144A 10/23 at 103.00 3,809,201
4,875 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
3/24 at 103.00 4,991,433
3,800 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 6.200%,
9/01/47, 144A
9/27 at 100.00 3,846,430
20,915 (d) Austin Community College District, Texas, General Obligation Bonds,
Limited Tax Series 2023, 5.250%, 8/01/53, (UB)
8/33 at 100.00 22,120,382
5,000 Austin, Texas, Airport System Revenue Bonds, Series 2022, 5.250%,
11/15/47, (AMT)
11/32 at 100.00 5,067,812
4,680 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Estancia Hill Country Public Improvement District, Series
2013, 6.000%, 11/01/28
11/23 at 100.00 4,680,070
1,500 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.500%, 11/01/51, 144A
11/32 at 100.00 1,392,945
3,000 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 2,595,989
24,500 (d) Bexar County Hospital District, Texas, Certificates of Obligation, Series
2023, 4.250%, 2/15/53, (UB)
8/32 at 100.00 21,303,992
Bonham Independent School District, Fannin County, Texas, General
Obligation Bonds, School Building Series 2023
:
5,870 4.000%, 2/15/49 8/33 at 100.00 5,133,733
5,000 (d) 4.000%, 2/15/53, (UB) 8/33 at 100.00 4,316,337
1,120 Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021, 3.000%, 9/01/46
9/26 at 100.00 754,545
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018
:
1,690 5.125%, 9/01/38, 144A 9/28 at 100.00 1,609,476
4,230 5.250%, 9/01/47, 144A 9/28 at 100.00 3,920,575
129
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018
:
$ 4,230 5.500%, 9/01/38, 144A 9/28 at 100.00 $ 4,187,381
7,480 5.625%, 9/01/48, 144A 9/28 at 100.00 7,250,746
840 Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022, 4.875%, 9/01/42, 144A
9/32 at 100.00 749,280
1,000 Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill Public
Improvement District  2 Phase 2 & 3 Direct Improvement Project, Series
2023, 6.000%, 9/01/53, 144A
9/31 at 100.00 940,611
5,700 Celina, Texas, Special Assessment Revenue Bonds, Columns Public
Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A
9/28 at 100.00 5,675,525
5,000 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.625%,
9/01/48, 144A
9/28 at 100.00 4,808,795
2,500 Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023,
5.500%, 9/01/53, 144A
9/33 at 100.00 2,307,007
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
350 5.250%, 9/01/41, 144A 9/31 at 100.00 330,596
640 5.500%, 9/01/50, 144A 9/31 at 100.00 602,451
995 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46
9/26 at 100.00 928,183
Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018
:
325 5.375%, 9/01/38, 144A 9/28 at 100.00 318,298
408 5.500%, 9/01/46, 144A 9/28 at 100.00 391,744
1,111 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.625%, 9/01/38
9/28 at 100.00 1,111,367
Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015
:
1,675 6.000%, 9/01/30 10/23 at 102.00 1,674,207
4,725 6.250%, 9/01/40 10/23 at 102.00 4,729,506
1,825 Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023, 5.500%, 9/01/53, 144A
9/33 at 100.00 1,677,474
Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Improvement Area 1 Project, Series 2023
:
1,000 5.375%, 9/01/43 9/33 at 100.00 942,825
1,200 5.625%, 9/01/52 9/33 at 100.00 1,120,622
3,115 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46
9/27 at 100.00 3,130,342
1,245 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/46
9/27 at 100.00 1,229,077
1,100 Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023, 6.750%, 9/01/53, 144A
9/33 at 100.00 1,040,794
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022
:
1,050 4.000%, 9/01/43, 144A 9/31 at 100.00 830,018
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
130
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 1,000 4.125%, 9/01/51, 144A 9/31 at 100.00 $ 759,362
5,410 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
3/24 at 102.00 5,494,737
3,000 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 4.000%, 9/01/51, 144A
9/31 at 100.00 2,237,595
9,540 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/24 at 102.00 9,733,968
2,000 Celina, Texas, Special Assessment Revenue Bonds, Ten Mile Creek Public
Improvement District Major Improvement Area Project, Series 2023,
5.750%, 9/01/52, 144A
9/33 at 100.00 1,894,948
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
1,000 4.250%, 9/01/41, 144A 9/31 at 100.00 835,860
1,380 4.500%, 9/01/51, 144A 9/31 at 100.00 1,103,831
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
690 5.000%, 9/01/36, 144A 3/24 at 101.50 660,216
1,625 5.250%, 9/01/46, 144A 3/24 at 101.50 1,515,440
1,415 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 6.250%, 9/01/45
9/24 at 100.00 1,420,313
500 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022, 5.500%, 9/01/42, 144A
9/32 at 100.00 477,787
9,295 (d) Chamber County, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, 4.000%, 3/01/53, (UB)
3/32 at 100.00 7,690,123
14,850 (d) Chapel Hill Independent School District, Smith County, Texas, General
Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53, (UB)
8/33 at 100.00 12,842,189
3,000 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 2,681,746
1,500 City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 1,417,669
City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018
:
1,835 5.600%, 9/01/38 9/28 at 100.00 1,817,776
2,940 5.700%, 9/01/47 9/28 at 100.00 2,841,446
900 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 814,243
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
1,385 6.250%, 9/01/35 3/24 at 103.00 1,409,532
3,230 6.500%, 9/01/46 3/24 at 103.00 3,280,928
1,200 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 1,073,232
131
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 22,620 (d) Corpus Christi, Texas, Utility System Revenue Bonds, Senior Lien
Improvement Refunding Series 2023, 4.125%, 7/15/53, (UB)
7/33 at 100.00 $ 19,304,241
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
750 5.000%, 9/15/41, 144A 9/31 at 100.00 650,328
1,000 5.250%, 9/15/51, 144A 9/31 at 100.00 848,880
4,165 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022, 6.125%, 9/15/52, 144A
9/32 at 100.00 4,098,285
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.750%, 9/15/52, 144A
9/32 at 100.00 1,003,942
Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023
:
6,000 (d) 4.250%, 2/01/53, (UB) 2/33 at 100.00 5,456,757
10,000 (d) 5.250%, 2/01/53, (UB) 2/33 at 100.00 10,518,727
2,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 4.000%, 12/01/51
12/30 at 100.00 1,715,152
7,750 (d) Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Improvement Series 2023B, 5.000%, 11/01/47, (UB)
11/33 at 100.00 7,822,036
9,175 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 8,701,981
14,815 (d) Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 15,439,362
5,000 Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53
8/33 at 100.00 5,210,719
4,350 East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022, 5.000%, 9/01/43
9/28 at 100.00 3,861,956
1,000 Edinburg Economic Development Corporation, Texas, Sales Tax Revenue
Bonds, Series 2021A, 3.375%, 8/15/46
8/28 at 100.00 688,119
1,500 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory Ridge
Public Improvement District Improvement Area 1, Series 2021, 4.000%,
9/01/51, 144A
9/31 at 100.00 1,099,641
3,985 Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022, 6.000%, 8/15/52, 144A
8/32 at 100.00 3,841,014
2,380 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
10/23 at 100.00 2,120,634
10,000 (d) Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/49, (UB)
4/30 at 100.00 8,414,979
6,060 (d) Greater Texoma Utility Authority, Texas, Contract Revenue Bonds, City of
Sherman Project Series 2023A, 4.375%, 10/01/53 - BAM Insured, (UB)
10/32 at 100.00 5,286,360
13,000 (d) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022A, 4.125%, 7/01/52, (UB)
7/32 at 100.00 11,073,802
7,400 (d) Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
4.000%, 12/01/45, (UB)
6/25 at 100.00 6,177,483
5,405 (d) Harris County, Texas, General Obligation Bonds, Refunding Road Series
2023A, 4.250%, 9/15/48, (UB)
9/33 at 100.00 4,865,379
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
132
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 10,950 (d) Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2021A, 4.000%, 8/15/50, (UB)
8/30 at 100.00 $ 9,395,154
6,480 (d) Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48, (UB)
2/28 at 100.00 5,603,896
600 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 -
AGM Insured
11/31 at 33.96 104,860
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
475 0.000%, 11/15/23 - NPFG Insured No Opt. Call 472,283
520 (g) 0.000%, 11/15/26, (ETM) No Opt. Call 454,684
355 (g) 0.000%, 11/15/27, (ETM) No Opt. Call 298,256
480 (g) 0.000%, 11/15/28 - NPFG Insured, (ETM) No Opt. Call 387,554
125 (g) 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call 96,740
1,910 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 1,177,580
2,075 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 1,117,376
35 0.000%, 11/15/35 11/31 at 78.18 17,536
4,160 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 1,933,836
1,525 0.000%, 11/15/37 - NPFG Insured 11/31 at 69.08 659,453
1,930 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 778,232
1,130 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 425,123
5,300 0.000%, 11/15/40 - NPFG Insured 11/31 at 57.27 1,860,503
17,315 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 5,685,198
1,840 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 613,738
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
100 0.000%, 11/15/31 - NPFG Insured 11/24 at 66.52 62,662
605 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 357,060
1,420 0.000%, 11/15/33 - NPFG Insured 11/24 at 59.10 789,129
190 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 99,423
25 (g) 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 13,275
555 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 273,229
6,465 0.000%, 11/15/38 - NPFG Insured 11/24 at 43.83 2,586,684
9,245 0.000%, 11/15/39 11/24 at 41.26 3,434,625
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A
:
1,180 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 653,182
26,165 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 10,913,654
8,805 0.000%, 11/15/40 - NPFG Insured 11/30 at 54.04 3,206,824
7,445 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 7,448,608
6,215 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
10/23 at 100.00 5,907,547
1,220 Heritage Public Improvement District 1, Dripping Springs, Texas, Special
Assessment Revenue Bonds, Series 2023, 5.500%, 9/01/53, 144A
9/31 at 100.00 1,126,092
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A
:
7,560 0.000%, 12/01/53 12/31 at 42.84 1,234,348
5,000 0.000%, 12/01/54 12/31 at 41.04 768,480
18,600 0.000%, 12/01/55 12/31 at 39.30 2,690,079
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2021A, 4.000%, 7/01/46, (AMT)
7/31 at 100.00 4,247,107
133
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 31,000 (d) Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/53 - AGM Insured, (AMT), (UB)
7/33 at 100.00 $ 31,264,532
595 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 578,441
1,075 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 2 Project Series 2023, 5.625%,
9/01/58, 144A
9/31 at 100.00 1,029,885
2,000 Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023, 5.500%, 9/01/53, 144A
9/31 at 100.00 1,821,002
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 1 Project,
Series 2018
:
1,105 5.375%, 9/01/38, 144A 9/28 at 100.00 1,081,120
1,930 5.125%, 9/01/47, 144A 9/28 at 100.00 1,771,827
1,680 5.500%, 9/01/47, 144A 9/28 at 100.00 1,594,363
1,500 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021, 6.000%, 9/15/52
9/32 at 100.00 1,482,915
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 4 Project, Series 2023
:
2,000 5.250%, 9/01/43, 144A 9/33 at 100.00 1,859,837
1,500 5.500%, 9/01/47, 144A 9/33 at 100.00 1,396,337
1,835 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/53, 144A
9/33 at 100.00 1,718,632
2,295 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 6.000%,
9/01/53, 144A
9/33 at 100.00 2,135,805
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 1,815,114
2,500 Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Major Improvement
Area Project, Series 2020B, 4.875%, 9/01/50, 144A
9/30 at 100.00 2,133,734
9,735 (d) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 4.000%,
2/15/53, (UB)
2/33 at 100.00 8,198,751
26,240 (d) Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/58, (UB)
2/33 at 100.00 26,856,430
2,700 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022, 6.125%, 9/15/52,
144A
9/32 at 100.00 2,635,581
1,270 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
5.000%, 9/15/49, 144A
9/29 at 100.00 1,105,243
2,720 Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs
Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A
9/28 at 100.00 2,492,790
1,090 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Northern Improvement Area Major Improvement
Project, Series 2017, 5.375%, 9/01/47, 144A
9/26 at 100.00 1,008,640
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
134
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 3,810 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
5.000%, 9/01/47, 144A
9/26 at 100.00 $ 3,391,810
6,000 (e) Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51
6/26 at 100.67 3,677,696
Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1
:
1,355 5.000%, 12/01/41 6/26 at 103.00 1,152,886
2,060 5.000%, 12/01/46 6/26 at 103.00 1,664,958
2,269 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 1,951,436
1,000 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022, 4.375%, 9/01/52, 144A
9/32 at 100.00 761,645
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Master Improvement
Area Project, Series 2017
:
270 5.125%, 9/01/27, 144A No Opt. Call 271,495
2,150 6.000%, 9/01/46, 144A 9/27 at 100.00 2,161,797
1,025 Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Liberty Parke Public Improvement District Neighborhood
Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A
9/26 at 100.00 981,472
3,000 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District 2 Project, Series 2022, 6.875%,
9/01/52, 144A
9/32 at 100.00 3,037,563
11,815 Little Elm, Denton County, Texas, Special Assessment Revenue Bonds,
Valencia Public Improvement District Improvement Area 2 Project,
Refunding & Improvement Series 2018, 5.750%, 9/01/48, 144A
9/28 at 100.00 11,756,682
1,000 Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022, 4.000%, 9/01/51, 144A
9/32 at 100.00 737,005
6,305 Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Phase I, Refunding & Improvement Series 2018,
5.250%, 9/01/44, 144A
9/28 at 100.00 5,909,393
5,160 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%,
9/01/47, 144A
9/27 at 100.00 5,170,335
Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 2-3 Project, Series 2018
:
723 5.750%, 9/01/38, 144A 9/28 at 100.00 729,383
1,350 5.875%, 9/01/47, 144A 9/28 at 100.00 1,355,550
1,500 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 1,350,460
Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Major Improvement Area Project, Refunding Series
2018
:
125 0.000%, 9/01/24, 144A No Opt. Call 119,443
125 0.000%, 9/01/25, 144A No Opt. Call 113,606
6,300 6.750%, 9/01/48, 144A 9/28 at 100.00 6,434,398
Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020
:
600 4.500%, 9/15/40, 144A 9/30 at 100.00 523,573
135
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 600 4.625%, 9/15/49, 144A 9/30 at 100.00 $ 497,260
1,000 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.500%, 9/15/53,
144A
9/31 at 100.00 922,790
1,755 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.750%, 9/01/49, 144A
9/29 at 100.00 1,632,383
2,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.375%, 9/01/51, 144A
9/31 at 100.00 1,556,663
1,000 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021, 5.125%, 9/01/51, 144A
9/31 at 100.00 863,735
Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Major Improvement Areas 1, Series 2021
:
785 5.250%, 9/01/41, 144A 9/31 at 100.00 694,377
1,160 5.500%, 9/01/50, 144A 9/31 at 100.00 1,024,124
1,250 Medina County, Texas, Special Assessment Revenue Bonds, Woodlands
Public Improvement District Neighborhood Improvement Areas 1, Series
2021, 4.750%, 9/01/50, 144A
9/31 at 100.00 1,005,452
15,000 (d) Medina Valley Independent School District, Medina County, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 2/15/53,
(UB)
2/33 at 100.00 13,334,967
Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public
Improvement District Phase 1 Project, Series 2018
:
850 5.250%, 9/01/38, 144A 9/28 at 100.00 826,839
1,595 5.375%, 9/01/48, 144A 9/28 at 100.00 1,496,078
1,000 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2023, 5.125%, 9/01/52, 144A
9/31 at 100.00 911,051
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
1,000 5.750%, 9/15/39, 144A 9/29 at 100.00 971,529
2,300 6.000%, 9/15/49, 144A 9/29 at 100.00 2,252,540
1,210 Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023, 5.625%, 9/01/53,
144A
9/33 at 100.00 1,125,941
1,100 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Area C-1 Projects, Series 2023, 5.625%, 9/01/53,
144A
9/33 at 100.00 1,017,134
4,250 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.750%, 9/01/53, 144A
9/33 at 100.00 3,958,633
1,750 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021,
4.125%, 9/15/51, 144A
9/31 at 100.00 1,322,256
4,235 Montgomery County Municipal Utility District 132, Texas, General
Obligation Bonds, Road Series 2023, 4.000%, 9/01/47 - AGM Insured
9/29 at 100.00 3,543,084
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
1,000 4.500%, 9/01/41, 144A 9/31 at 100.00 823,835
1,000 4.750%, 9/01/51, 144A 9/31 at 100.00 800,600
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
136
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A
:
$ 1,595 5.625%, 8/15/39, 144A 8/24 at 100.00 $ 1,594,049
3,340 5.750%, 8/15/49, 144A 8/24 at 100.00 3,201,135
780 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 581,047
5,050 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 4,042,694
21,737 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 8,341,932
4,305 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 3,148,031
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Methodist Retirement Communites
Senior Living Langford Project, Series 2016
:
670 5.375%, 11/15/36 11/26 at 100.00 568,281
1,000 5.500%, 11/15/46 11/26 at 100.00 783,678
2,000 5.500%, 11/15/52 11/26 at 100.00 1,519,534
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
4,000 5.250%, 1/01/42 1/28 at 103.00 2,916,601
95,255 5.500%, 1/01/57 1/28 at 103.00 64,949,289
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
1,840 (c) 5.000%, 7/01/24 No Opt. Call 1,669,800
15,100 (c) 5.000%, 7/01/35 7/25 at 100.00 13,703,250
119,200 (c) 5.000%, 7/01/47 7/25 at 100.00 108,174,000
9,965 (d) New Hope Cultural Educational Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Children's Health Systems of Texas Project,
Series 2017A, 4.000%, 8/15/40, (UB)
8/27 at 100.00 9,142,237
3,445 North East Regional Mobility Authority, Texas, Revenue Bonds,
Subordinate Lien Series 2016B, 5.000%, 1/01/46
1/26 at 100.00 3,221,560
North Fort Bend Water Authority, Texas, Water System Revenue Bonds,
Refunding  Series 2019A
:
17,310 (d) 4.000%, 12/15/58 - BAM Insured, (UB) 12/29 at 100.00 14,200,193
9,530 (d) 4.000%, 12/15/58, (UB) 12/29 at 100.00 7,678,739
2,165 North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021, 4.250%, 9/15/51, 144A
9/31 at 100.00 1,690,224
7,750 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021,
5.000%, 9/15/51, 144A
9/31 at 100.00 6,635,441
670 North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40,
144A
9/30 at 100.00 633,341
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
658 5.250%, 9/01/40, 144A 9/30 at 100.00 613,299
137
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 923 5.375%, 9/01/50, 144A 9/30 at 100.00 $ 837,840
10,000 (d) Northwest Independent School District, Denton, Tarrant and Wise
Counties, Texas, General Obligation Bonds, School Building Series 2023,
4.000%, 2/15/48, (UB)
2/32 at 100.00 8,937,281
Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023
:
15,085 4.000%, 8/01/49 8/32 at 100.00 12,883,593
6,000 (d) 5.000%, 8/01/53, (UB) 8/32 at 100.00 6,095,945
25,000 (d) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Combination Tax and Revenue Series 2023A, 4.125%, 8/01/53,
(UB)
8/32 at 100.00 21,467,460
20,710 (d) Pflugerville, Travis and Williamson Counties, Texas, General Obligation
Bonds, Limited Tax Series 2023, 5.000%, 8/01/53, (UB)
8/32 at 100.00 21,041,169
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022
:
350 5.250%, 9/15/32, 144A No Opt. Call 340,316
800 5.500%, 9/15/42, 144A 9/32 at 100.00 750,749
1,250 5.625%, 9/15/52, 144A 9/32 at 100.00 1,159,341
Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022
:
300 5.250%, 9/15/32, 144A No Opt. Call 291,700
750 5.500%, 9/15/42, 144A 9/32 at 100.00 703,827
1,000 5.625%, 9/15/52, 144A 9/32 at 100.00 927,473
3,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022, 5.500%,
9/15/48, 144A
9/30 at 100.00 2,803,416
4,900 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022, 6.000%,
9/15/52, 144A
9/32 at 100.00 4,723,010
2,000 Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Major Improvement Area Project, Series 2022,
6.500%, 9/15/52, 144A
9/32 at 100.00 1,961,141
4,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series 2021,
4.375%, 9/15/51, 144A
9/31 at 100.00 3,223,618
1,250 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 918,515
9,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A, 3.000%, 1/01/50, (AMT), 144A
10/23 at 103.00 4,954,204
5,765 Port Freeport, Texas, General Obligation Bonds, Series 2023, 4.000%,
8/01/48
8/32 at 100.00 4,907,211
12,750 (d) Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 4.000%, 10/01/46, (UB)
4/32 at 100.00 11,227,391
34,075 (d) Port of Houston Authority, Harris County, Texas, Revenue Bonds, First Lien
Series 2023, 5.000%, 10/01/53, (UB)
10/33 at 100.00 34,512,329
Pottsboro Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Imagine International Academy of North Texas, LLC,
Series 2016A
:
655 5.000%, 8/15/36 8/26 at 100.00 616,966
1,000 5.000%, 8/15/46 8/26 at 100.00 869,674
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
138
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
Princeton, Collin County, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2 Project, Series
2023
:
$ 1,105 5.125%, 9/01/43, 144A 9/33 at 100.00 $ 1,022,448
2,100 5.375%, 9/01/53, 144A 9/33 at 100.00 1,925,244
5,640 Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public
Improvement District Major improvement Project, Series 2018, 6.500%,
9/01/48, 144A
9/28 at 100.00 5,672,445
1,700 Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023, 5.500%,
9/01/53, 144A
9/31 at 100.00 1,568,765
2,750 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/53, 144A
9/33 at 100.00 2,608,545
1,000 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Major Improvement Area Project, Series 2023,
7.875%, 9/01/53, 144A
9/33 at 100.00 968,842
2,080 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 1,761,902
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019
:
1,000 5.500%, 9/01/39, 144A 9/29 at 100.00 978,182
2,000 5.750%, 9/01/49, 144A 9/29 at 100.00 1,929,466
5,840 (d) Quinlan Independent School District, Hunt and Kaufman Counties, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 8/15/53,
(UB)
8/33 at 100.00 5,097,984
3,605 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 3,469,849
Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
:
6,280 (c) 7.000%, 12/15/32 10/23 at 100.00 3,768,000
5,525 (c) 7.250%, 12/15/42 10/23 at 100.00 3,315,000
14,375 (c) 7.250%, 12/15/47 10/23 at 100.00 8,625,000
3,300 (g) Red River Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%,
11/15/44, (Pre-refunded 11/15/24)
11/24 at 100.00 3,431,355
445 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 6.000%,
9/15/46
3/24 at 102.00 423,429
1,365 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.625%, 9/15/39, 144A
9/27 at 100.00 1,223,758
4,000 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022, 5.750%, 9/15/52, 144A
9/32 at 100.00 3,708,605
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
600 5.875%, 9/15/42, 144A 9/32 at 100.00 574,870
1,300 6.000%, 9/15/52, 144A 9/32 at 100.00 1,253,337
139
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Major
Improvement Area Project, Series 2020
:
$ 400 4.875%, 9/15/40, 144A 9/30 at 100.00 $ 355,617
700 5.125%, 9/15/50, 144A 9/30 at 100.00 611,999
750 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 6.000%, 9/15/50,
144A
9/32 at 100.00 744,094
1,000 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 7.000%, 9/15/52,
144A
9/32 at 100.00 988,940
2,235 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.625%, 9/15/50,
144A
9/30 at 100.00 2,046,113
1,250 San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A, 5.000%,
10/01/51
10/31 at 100.00 923,144
10,215 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/52
8/32 at 100.00 10,467,700
16,000 (d) San Antonio, Texas, Water System Revenue Bonds, Refunding Junior Lien
Series 2023A, 5.250%, 5/15/52, (UB)
5/33 at 100.00 16,539,941
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
3,800 5.750%, 9/01/39, 144A 9/28 at 100.00 3,706,870
5,000 5.750%, 9/01/48, 144A 9/28 at 100.00 4,746,395
2,200 San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper Public Improvement District Series
2020, 5.625%, 9/01/50
9/30 at 100.00 2,055,412
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
1,500 4.250%, 9/01/42, 144A 9/32 at 100.00 1,225,914
1,750 4.500%, 9/01/51, 144A 9/32 at 100.00 1,388,752
100 (c) Sanger Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series
2012B, 8.000%, 7/01/38, (AMT)
10/23 at 100.00 23,500
1,000 Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022, 5.000%,
9/01/52, 144A
9/32 at 100.00 859,675
7,010 Sherman, Texas, Combination Tax and Revenue Certificates of Obligation,
Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 7,115,180
Sinton, San Patricio County, Texas, Special Assessment Revenue Bonds,
Somerset Public Improvement District 1 Series 2022
:
1,000 5.125%, 9/01/42, 144A 9/32 at 100.00 903,151
1,800 5.250%, 9/01/51, 144A 9/32 at 100.00 1,581,156
9,345 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/42, (UB)
4/32 at 100.00 8,141,128
24,550 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.000%, 11/15/51, (UB)
11/32 at 100.00 24,231,621
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
140
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:
$ 240 6.625%, 11/15/37 5/27 at 100.00 $ 241,313
5,875 6.750%, 11/15/47 5/27 at 100.00 5,860,536
5,865 6.750%, 11/15/52 5/27 at 100.00 5,798,121
8,000 (d) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53, (UB)
7/32 at 100.00 6,447,010
2,075 (c) Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2009A, 8.000%, 2/15/38
10/23 at 100.00 1,141,250
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A
:
1,000 (c) 6.375%, 2/15/48 2/27 at 100.00 550,000
1,000 (c) 6.375%, 2/15/52 2/27 at 100.00 550,000
15,935 (d) Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 4.250%, 8/15/53, (UB)
8/32 at 100.00 14,214,485
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2023B
:
10,360 (d) 5.200%, 7/01/48, (UB) 1/32 at 100.00 10,333,912
5,000 (d) 5.250%, 7/01/53, (UB) 1/32 at 100.00 5,048,165
Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Tender Option Bond Trust 2023-XL0439
:
4,000 (d) 5.250%, 1/01/53, (UB) 7/32 at 100.00 4,038,949
10,860 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 11,075,075
5,255 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 5,105,338
3,660 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A &
3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
10/23 at 100.00 3,665,943
36,030 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 34,484,082
4,000 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 0.000%, 8/01/52
2/29 at 31.38 714,156
7,500 (d) Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51, (UB)
10/31 at 100.00 6,532,768
13,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2023A, 5.000%, 10/15/58, (UB)
10/33 at 100.00 13,374,921
2,500 Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022, 5.375%, 9/15/52, 144A
9/32 at 100.00 2,237,873
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
870 5.375%, 9/01/42, 144A 9/32 at 100.00 823,526
1,500 5.500%, 9/01/52, 144A 9/32 at 100.00 1,387,810
141
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.4% (continued)
$ 3,071 Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 6.625%,
9/01/52, 144A
9/32 at 100.00 $ 3,109,873
3,200 Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022, 6.500%,
9/15/52, 144A
9/32 at 100.00 3,067,355
2,000 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 5.000%, 9/01/47
9/27 at 100.00 1,805,809
6,755 (d) Waller Independent School District, Waller and Harris Counties, Texas,
General Obligation Bonds, School Building Series 2023, 4.000%, 2/15/48
- BAM Insured, (UB)
2/33 at 100.00 5,654,540
17,555 (d) Waxahachie Independent School District, Ellis County, Texas, General
Obligation Bonds, School Building Series 2023, 4.250%, 2/15/53, (UB)
8/33 at 100.00 16,014,938
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
3,025 6.125%, 9/01/35 9/25 at 100.00 2,897,921
2,755 6.250%, 9/01/40 9/25 at 100.00 2,613,899
7,045 6.375%, 9/01/45 9/25 at 100.00 6,645,799
Total Texas 1,345,376,884
Utah - 0.8%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
5,900 3.750%, 3/01/41, 144A 9/26 at 103.00 4,469,273
7,530 4.000%, 3/01/51, 144A 9/26 at 103.00 5,267,645
3,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 2,747,223
10,870 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 10,391,906
10,000 Gateway at Sand Hollow, Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A, 5.500%, 3/01/51, 144A
12/26 at 103.00 7,257,418
3,275 Jepson Canyon Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A, 5.125%, 3/01/51
3/27 at 103.00 2,405,080
Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2020A
:
3,875 5.250%, 2/01/40, 144A 9/25 at 103.00 3,097,096
11,000 5.500%, 2/01/50, 144A 9/25 at 103.00 8,436,921
1,955 Medical School Campus Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%,
8/15/50, 144A
9/25 at 103.00 1,547,846
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 1,834,061
600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 8/15/51, 144A
2/26 at 103.00 464,547
1,075 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 727,546
424 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 3/15/51, 144A
9/26 at 103.00 323,743
6,000 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/48, (AMT), (UB)
7/28 at 100.00 5,888,576
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
142
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 0.8% (continued)
$ 11,775 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/51, (AMT), (UB)
7/31 at 100.00 $ 11,677,476
16,320 (d) Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A, 5.250%, 7/01/53, (AMT), (UB)
7/33 at 100.00 16,672,696
1,270 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35,
144A
7/28 at 103.00 1,231,610
4,000 University of Utah, General Revenue Bonds, Green Series 2022A, 4.000%,
8/01/51
8/31 at 100.00 3,417,365
1,320 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Bridge Elementary Project, Series 2021A, 4.250%, 6/15/51
6/28 at 103.00 900,085
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
1,705 5.000%, 6/15/39, 144A 6/27 at 102.00 1,545,907
1,670 5.000%, 6/15/50, 144A 6/27 at 102.00 1,392,891
5,050 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 3,696,112
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Renaissance Academy Project, Refunding Series 2020
:
950 5.000%, 6/15/40, 144A 6/28 at 102.00 877,927
2,000 5.000%, 6/15/55, 144A 6/28 at 102.00 1,712,650
8,380 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Series 2021A, 5.000%, 6/15/56, 144A
12/30 at 101.00 5,588,960
100 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Saint George Academy Project, Taxable Series 2021B, 5.750%, 6/15/24,
144A
No Opt. Call 97,729
5,430 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A
7/27 at 100.00 5,130,569
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 2,663,841
Utah State Board of Regents, Research Revenue Bonds, Utah State
University, Auxiliary System Series 2023
:
15,820 4.000%, 4/01/53 4/33 at 100.00 13,174,502
10,120 (d) 5.000%, 4/01/56, (UB) 4/33 at 100.00 10,130,200
Total Utah 134,769,401
Virgin Islands - 0.7%
6,795 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
10/23 at 100.00 6,033,733
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
5,535 5.000%, 10/01/24, 144A No Opt. Call 5,468,649
9,750 5.000%, 10/01/30, 144A 10/24 at 100.00 8,966,391
34,815 5.000%, 10/01/39, 144A 10/24 at 100.00 28,525,970
500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Series 2012C, 5.000%, 10/01/42
10/23 at 100.00 385,684
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A
:
1,665 5.000%, 10/01/24, 144A No Opt. Call 1,642,786
1,200 5.000%, 10/01/29, 144A 10/24 at 100.00 1,105,442
21,695 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 20,426,611
143
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virgin Islands - 0.7% (continued)
$ 21,900 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call $ 21,429,154
1,515 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 1,498,214
20 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
10/23 at 100.00 19,213
975 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
10/23 at 100.00 878,270
6,885 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 6,476,906
13,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 12,293,685
Total Virgin Islands 115,150,708
Virginia - 1.6%
10,000 Atlantic Park Community Development Authority, Virginia, Revenue
Bonds, Series 2023, 6.250%, 8/01/45, 144A
8/32 at 100.00 9,021,819
24,250 (c) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 3.493%, 11/01/44, 144A
11/24 at 100.00 13,312,091
Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B
:
2,133 (c) 4.125%, 3/01/22 No Opt. Call 1,386,450
4,957 (c) 4.356%, 3/01/25 10/23 at 100.00 3,222,050
8,401 (c) 4.455%, 3/01/34 10/23 at 100.00 5,460,650
Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
:
1,095 5.150%, 3/01/35, 144A 3/25 at 100.00 1,097,456
1,860 5.400%, 3/01/45, 144A 3/25 at 100.00 1,804,807
8,500 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 6,333,208
9,150 (d) Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)
5/28 at 100.00 7,879,678
4,450 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Capital Appreciation Series 2021B,
0.000%, 3/01/36, 144A
No Opt. Call 1,805,910
16,070 (d) Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2020A, 4.000%, 7/01/60, (UB)
7/30 at 100.00 13,986,208
10,320 (d) Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52, (UB)
7/32 at 100.00 9,111,624
Industrial Development Authority of the City of Alexandria, Virginia,
Tourism Development Financing Program Revenue Bonds (699 Prince
Street Hotel Project), Senior Series 2022A-1 (Tax-Exempt) and Senior
Series 2022B-1
:
2,215 7.750%, 9/01/44, 144A 9/32 at 110.31 2,276,623
5,555 12.000%, 9/01/52, 144A 9/32 at 100.00 5,009,240
10,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2017A,
5.000%, 7/01/46, 144A
7/27 at 100.00 9,149,587
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
144
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 1.6% (continued)
$ 5,470 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 $ 4,875,568
7,695 (d) Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55, (UB)
1/32 at 100.00 6,299,842
1,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A, 4.375%,
1/01/39
1/24 at 104.00 766,428
Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014
:
5,000 5.000%, 1/01/46 1/25 at 100.00 3,847,636
5,250 5.375%, 1/01/46 1/25 at 100.00 4,259,071
3,225 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 2,760,384
14,260 (d) Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51,
(UB)
7/30 at 100.00 12,223,301
2,400 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 2,121,005
4,685 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 4,140,378
4,675 (d) Virginia Housing Development Authority, Rental Housing Bonds, Series
2023B, 4.875%, 3/01/61, (UB)
3/32 at 100.00 4,326,854
Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019A
:
13,645 5.500%, 7/01/49, 144A 7/34 at 100.00 11,657,744
19,855 5.500%, 7/01/54, 144A 7/34 at 100.00 16,653,502
11,194 Virginia Small Business Finance Authority, Educational Facilities Revenue
Bonds, Provident Resource Group - Rixey Student Housing Project, Series
2019B, 6.525%, 7/01/52, 144A, (cash 7.500%, PIK 7.500%)
No Opt. Call 6,716,551
9,005 (d) Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49,
(UB)
6/30 at 100.00 7,547,461
8,005 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 7,546,441
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
1,965 5.000%, 12/31/49, (AMT) 6/27 at 100.00 1,881,796
9,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 8,561,696
21,450 5.000%, 12/31/56, (AMT) 6/27 at 100.00 20,255,804
1,655 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
10/23 at 100.00 1,475,013
9,335 Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52, 144A
6/33 at 105.00 8,509,133
145
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 1.6% (continued)
$ 1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 $ 956,894
2,200 West Falls Community Development Authority, Arlington County, Virginia,
Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 2,063,692
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William
and Mary Project Series 2023A
:
4,500 (d) 4.125%, 7/01/58 - AGM Insured, (UB) 7/33 at 100.00 3,867,321
17,265 (d) 4.375%, 7/01/63 - AGM Insured, (UB) 7/33 at 100.00 15,391,223
Total Virginia 249,562,139
Washington - 0.6%
King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A
:
1,500 6.000%, 12/01/35 12/25 at 100.00 1,512,435
5,500 6.250%, 12/01/45 12/25 at 100.00 5,104,420
10,780 (d) King County, Washington, Sewer Revenue Bonds, Series 2023, 4.000%,
1/01/46, (UB)
7/33 at 100.00 9,477,439
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
585 5.500%, 6/01/27, (AMT) 10/23 at 100.00 574,100
3,660 5.600%, 6/01/37, (AMT) 10/23 at 100.00 3,276,165
125 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call 134,125
3,000 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Private Activity Series 2022B, 5.000%, 8/01/47, (AMT)
8/32 at 100.00 2,947,339
3,975 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
10/23 at 100.00 3,636,731
74,685 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 7,468
11,455 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A
1/28 at 100.00 1,145
Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A
:
34,710 (c),(f) 7.500%, 1/01/32, (AMT), 144A 1/28 at 100.00 3,471
8,095 (c),(f) 7.650%, 1/01/32, (AMT), 144A 1/28 at 100.00 809
24,710 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A
No Opt. Call 2,471
6,400 (c),(f) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A
No Opt. Call 640
4,800 (d) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 4.125%, 8/15/43, (UB)
8/25 at 100.00 4,076,812
11,000 (d) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41, (UB)
2/28 at 100.00 9,365,017
Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Tender Option Bond Trust 2015-XF0150
:
630 (d) 6.121%, 10/01/42, 144A, (IF) 10/22 at 100.00 547,917
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
146
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 0.6% (continued)
$ 1,510 (d) 6.125%, 10/01/42, 144A, (IF) 10/22 at 100.00 $ 1,313,424
5,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/58
7/31 at 100.00 3,928,699
Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Series 2018
:
11,170 (d) 4.000%, 7/01/58, (UB) 7/28 at 100.00 8,776,714
10,000 5.000%, 7/01/58 7/28 at 100.00 9,637,993
12,618 Washington State Housing Finance Commission, Multifamily Revenue
Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26,
144A
No Opt. Call 12,202,353
1,705 (g) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 1,783,716
1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 905,712
2,660 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
10/23 at 100.00 2,192,882
10,000 (d) Washington State Housing Finance Commission, Single Family Program
Bonds, Social Series 2023-2N, 4.950%, 12/01/53, (UB)
12/32 at 100.00 9,820,224
Total Washington 91,230,221
West Virginia - 0.5%
6,791 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 6,180,160
Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017
:
2,500 5.000%, 6/01/37 6/27 at 100.00 2,209,178
5,500 5.250%, 6/01/47 6/27 at 100.00 4,570,803
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
4,745 5.500%, 6/01/37, 144A 6/27 at 100.00 4,792,523
8,140 5.750%, 6/01/43, 144A 6/27 at 100.00 8,232,769
Monongalia County, West Virginia, Tax Increment Revenue Bonds,
University Town Centre Development District 4, Senior Refunding and
Improvement Series 2023A
:
1,000 5.750%, 6/01/43, 144A 6/33 at 100.00 1,012,551
1,000 6.000%, 6/01/53, 144A 6/33 at 100.00 1,025,470
1,750 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.500%, 6/01/50, 144A
6/31 at 100.00 1,260,836
3,890 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 3,023,211
West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A
:
6,075 (d) 4.000%, 6/01/51, (UB) 6/28 at 100.00 4,934,494
10,000 (d) 5.000%, 6/01/52, (UB) 6/28 at 100.00 9,756,696
147
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia - 0.5% (continued)
$ 6,985 (d) West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47, (UB)
6/27 at 100.00 $ 6,860,122
West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A
:
9,315 (d) 4.125%, 6/01/42, (UB) 6/33 at 100.00 8,394,147
10,425 (d) 4.250%, 6/01/47, (UB) 6/33 at 100.00 9,266,233
7,065 (d) 4.375%, 6/01/53, (UB) 6/33 at 100.00 6,402,409
Total West Virginia 77,921,602
Wisconsin - 6.5%
16,950 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/54
6/29 at 37.80 3,318,493
26,485 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 21,552,728
15,700 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 15,353,917
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A
:
510 5.000%, 6/15/41, 144A 6/29 at 100.00 414,024
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 743,104
900 5.000%, 6/15/56, 144A 6/29 at 100.00 649,523
6,760 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
American Preparatory Academy, Las Vegas Project, Series 2017, 5.375%,
7/15/52, 144A
7/27 at 100.00 6,031,500
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
1,000 5.000%, 6/15/51, 144A 6/29 at 100.00 746,936
1,000 5.000%, 6/15/56, 144A 6/29 at 100.00 728,452
6,860 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A
6/27 at 100.00 5,744,663
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A
:
1,000 5.875%, 6/01/52, 144A 6/30 at 100.00 920,329
1,510 6.000%, 6/01/62, 144A 6/30 at 100.00 1,401,485
5,195 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%,
2/01/46, 144A
2/26 at 100.00 4,552,617
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
1,660 5.000%, 6/15/39, 144A 6/26 at 100.00 1,435,817
2,000 5.000%, 6/15/49, 144A 6/26 at 100.00 1,579,478
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A
:
1,000 5.000%, 6/15/37, 144A 6/24 at 100.00 890,210
1,630 5.125%, 6/15/47, 144A 6/24 at 100.00 1,328,686
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A
:
1,090 5.125%, 5/01/36, 144A 5/26 at 100.00 1,007,465
3,445 5.250%, 5/01/46, 144A 5/26 at 100.00 2,945,853
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
148
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 6.5% (continued)
$ 3,030 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%,
7/15/42
10/23 at 100.00 $ 3,030,726
3,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 2,352,026
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Mallard Creek STEM Academy, North Carolina, Series 2019
:
3,780 5.125%, 6/15/39, 144A 6/26 at 100.00 3,482,421
6,280 5.250%, 6/15/49, 144A 6/26 at 100.00 5,576,283
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
13,455 5.000%, 6/15/36, 144A 6/26 at 100.00 11,222,768
40,610 5.000%, 6/15/46, 144A 6/26 at 100.00 29,474,576
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A
:
3,320 5.625%, 6/15/37, 144A 6/24 at 100.00 2,932,233
17,350 5.875%, 6/15/47, 144A 6/24 at 100.00 14,786,937
3,010 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45,
144A
3/25 at 100.00 2,883,393
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A
:
1,400 5.000%, 6/15/41, 144A 6/27 at 103.00 1,198,008
3,790 5.000%, 6/15/55, 144A 6/27 at 103.00 2,955,180
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A
:
1,000 5.375%, 7/01/35, 144A 7/25 at 100.00 981,575
1,590 5.625%, 7/01/45, 144A 7/25 at 100.00 1,565,352
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A
:
2,875 5.500%, 6/15/37, 144A 6/27 at 100.00 2,752,073
6,225 5.625%, 6/15/47, 144A 6/27 at 100.00 5,739,419
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A
:
4,105 5.000%, 6/15/57, 144A 6/32 at 100.00 3,328,442
6,795 5.000%, 6/15/62, 144A 6/32 at 100.00 5,421,691
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
393 (c) 0.000%, 1/01/47, 144A No Opt. Call 8,165
343 (c) 0.000%, 1/01/48, 144A No Opt. Call 6,744
338 (c) 0.000%, 1/01/49, 144A No Opt. Call 6,242
327 (c) 0.000%, 1/01/50, 144A No Opt. Call 5,592
322 (c) 0.000%, 1/01/51, 144A No Opt. Call 5,196
418 (c) 0.000%, 1/01/52, 144A No Opt. Call 6,260
412 (c) 0.000%, 1/01/53, 144A No Opt. Call 5,839
398 (c) 0.000%, 1/01/54, 144A No Opt. Call 5,295
390 (c) 0.000%, 1/01/55, 144A No Opt. Call 4,891
382 (c) 0.000%, 1/01/56, 144A No Opt. Call 4,541
20,784 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 11,040,889
423 (c) 0.000%, 1/01/57, 144A No Opt. Call 4,724
412 (c) 0.000%, 1/01/58, 144A No Opt. Call 4,340
401 (c) 0.000%, 1/01/59, 144A No Opt. Call 4,004
149
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 6.5% (continued)
$ 393 (c) 0.000%, 1/01/60, 144A No Opt. Call $ 3,670
387 (c) 0.000%, 1/01/61, 144A No Opt. Call 3,399
376 (c) 0.000%, 1/01/62, 144A No Opt. Call 3,114
368 (c) 0.000%, 1/01/63, 144A No Opt. Call 2,882
360 (c) 0.000%, 1/01/64, 144A No Opt. Call 2,675
354 (c) 0.000%, 1/01/65, 144A No Opt. Call 2,465
382 (c) 0.000%, 1/01/66, 144A No Opt. Call 2,450
4,599 (c) 0.000%, 1/01/67, 144A No Opt. Call 26,622
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
177 (c) 0.000%, 1/01/46, 144A No Opt. Call 3,969
174 (c) 0.000%, 1/01/47, 144A No Opt. Call 3,619
173 (c) 0.000%, 1/01/48, 144A No Opt. Call 3,395
172 (c) 0.000%, 1/01/49, 144A No Opt. Call 3,170
169 (c) 0.000%, 1/01/50, 144A No Opt. Call 2,893
185 (c) 0.000%, 1/01/51, 144A No Opt. Call 2,995
4,770 (c) 1.000%, 7/01/51, 144A 3/28 at 100.00 2,587,928
184 (c) 0.000%, 1/01/52, 144A No Opt. Call 2,759
182 (c) 0.000%, 1/01/53, 144A No Opt. Call 2,573
180 (c) 0.000%, 1/01/54, 144A No Opt. Call 2,397
178 (c) 0.000%, 1/01/55, 144A No Opt. Call 2,230
175 (c) 0.000%, 1/01/56, 144A No Opt. Call 2,085
174 (c) 0.000%, 1/01/57, 144A No Opt. Call 1,944
172 (c) 0.000%, 1/01/58, 144A No Opt. Call 1,808
170 (c) 0.000%, 1/01/59, 144A No Opt. Call 1,701
169 (c) 0.000%, 1/01/60, 144A No Opt. Call 1,580
167 (c) 0.000%, 1/01/61, 144A No Opt. Call 1,462
165 (c) 0.000%, 1/01/62, 144A No Opt. Call 1,368
163 (c) 0.000%, 1/01/63, 144A No Opt. Call 1,275
162 (c) 0.000%, 1/01/64, 144A No Opt. Call 1,202
161 (c) 0.000%, 1/01/65, 144A No Opt. Call 1,116
158 (c) 0.000%, 1/01/66, 144A No Opt. Call 1,014
2,057 (c) 0.000%, 1/01/67, 144A No Opt. Call 11,908
25,000 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 25,494,798
Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina
International School, Series 2018A
:
985 5.250%, 8/01/38, 144A 8/28 at 100.00 937,164
1,240 5.500%, 8/01/48, 144A 8/28 at 100.00 1,160,366
Public Finance Authority of Wisconsin, Education Revenue Bonds, Casa
Esperanza Montessori, Series 2021A
:
5,280 4.375%, 6/01/46, 144A 6/31 at 100.00 3,609,328
9,815 4.500%, 6/01/56, 144A 6/31 at 100.00 6,368,545
6,875 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/53, 144A
6/33 at 100.00 6,410,894
Public Finance Authority of Wisconsin, Education Revenue Bonds, North
Carolina Leadership Academy, Series 2019A
:
540 5.000%, 6/15/49, 144A 6/26 at 100.00 454,158
455 5.000%, 6/15/54, 144A 6/26 at 100.00 374,523
Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Series 2020A
:
1,030 6.250%, 6/15/40, 144A 6/27 at 100.00 942,196
5,350 6.500%, 6/15/50, 144A 6/27 at 100.00 4,803,439
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
150
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 6.5% (continued)
$ 1,705 Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer
Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30, 144A
6/25 at 100.00 $ 1,624,746
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
1,000 6.000%, 6/15/52 6/29 at 101.00 882,425
1,100 6.125%, 6/15/57 6/29 at 101.00 970,778
1,945 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A
6/27 at 102.00 1,652,274
1,300 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 1,000,011
4,385 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 3,306,778
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A
:
1,000 5.000%, 8/01/36, 144A 8/26 at 100.00 871,513
3,000 5.125%, 8/01/46, 144A 8/26 at 100.00 2,427,242
2,875 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 2,142,029
9,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%, 4/01/52
4/32 at 100.00 7,738,092
1,900 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45
2/25 at 100.00 1,770,306
5,300 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%, 1/01/50
1/30 at 100.00 3,388,990
1,725 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/38, 144A
9/24 at 100.00 1,452,479
16,335 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B,
6.000%, 2/01/62, 144A
2/32 at 100.00 15,085,046
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
8,500 (c) 3.125%, 8/01/27, 144A No Opt. Call 6,491,875
28,545 (c) 6.750%, 8/01/31, 144A No Opt. Call 19,981,500
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
58,580 6.500%, 12/01/37, 144A 12/27 at 100.00 52,077,251
58,500 6.750%, 12/01/42, 144A 12/27 at 100.00 52,264,257
289,900 7.000%, 12/01/50, 144A 12/27 at 100.00 258,817,907
6,710 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 6,941,454
7,245 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call 434,700
16,910 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 10,146,000
2,600 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29, 144A
9/28 at 100.00 1,560,000
Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A
:
3,100 (c) 6.250%, 10/01/31, 144A 10/27 at 100.00 1,860,000
151
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 6.5% (continued)
$ 10,000 (c) 6.850%, 10/01/47, 144A 10/27 at 100.00 $ 6,000,000
4,700 (c) 7.000%, 10/01/47, 144A 10/27 at 100.00 2,820,000
2,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 800,000
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical
Center Project, Series 2021A, 3.000%, 7/01/50 - BAM Insured
1/32 at 100.00 3,377,248
3,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach
Radiation Therapy Center, Subordinate Series 2017B, 8.500%, 11/01/46,
144A
11/26 at 100.00 1,200,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A
:
1,220 5.200%, 12/01/37 12/27 at 100.00 1,178,484
2,725 5.350%, 12/01/45 12/27 at 100.00 2,472,782
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A
:
18,790 6.950%, 7/01/38, 144A 7/28 at 100.00 14,654,992
60,680 7.000%, 7/01/48, 144A 7/28 at 100.00 46,802,332
4,410 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 4,410,291
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
3,770 5.000%, 6/01/37 6/28 at 103.00 3,366,475
31,865 5.000%, 6/01/52 6/28 at 103.00 24,569,919
9,500 Public Finance Authority of Wisconsin, Revenue Bonds, Senior Revenue
Bonds, Proton International Arkansas, LLC, Series 2021A, 6.850%, 1/01/51,
144A
1/32 at 100.00 6,788,904
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
2,405 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,716,319
12,290 4.250%, 7/01/54, (AMT) 7/31 at 100.00 7,936,887
5,250 Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A, 4.250%, 12/01/51, 144A
12/31 at 100.00 3,866,532
4,180 Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue
and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%,
7/01/42
10/23 at 100.00 3,875,492
Public Finance Authority of Wisconsin, Senior Living Facility Revenue
Bonds, Mary's Woods at Marylhurst Inc., Series 2017A
:
1,015 5.250%, 5/15/42, 144A 5/25 at 102.00 916,568
1,335 5.250%, 5/15/47, 144A 5/25 at 102.00 1,174,219
2,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project, Green
Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 1,447,316
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
5,605 6.125%, 1/01/33, 144A 1/28 at 100.00 3,447,075
22,230 6.250%, 1/01/38, 144A 1/28 at 100.00 13,671,450
90,145 6.375%, 1/01/48, 144A 1/28 at 100.00 55,439,175
4,865 (c),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 49
5,000 Public Finance Authority Wisconsin, Tax Exempt Pooled Securities, Class
A Social Impact Certificates, Series 2023-1, 4.000%, 8/01/59, (Mandatory
Put 7/01/26)
No Opt. Call 4,834,858
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
152
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 6.5% (continued)
$ 500 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 $ 458,614
495 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A
12/28 at 100.00 153,297
5,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Subordinate Series 2019B, 9.500%, 12/01/48,
144A
12/24 at 103.00 50,000
76 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Taxable Senior Series 2019A-2, 7.250%,
12/01/48, 144A
12/28 at 100.00 23,584
6,500 Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical
Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A
10/29 at 100.00 5,291,047
21,625 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
10/23 at 105.00 20,860,574
6,650 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 4,764,741
13,825 (d) University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds,
Series 2018A, 4.250%, 4/01/48, (UB)
10/28 at 100.00 12,129,091
10,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43, (UB)
11/28 at 100.00 8,664,583
2,130 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A
6/26 at 100.00 1,992,800
8,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Agnesian HealthCare, Inc., Series 2017, 4.000%, 7/01/47
7/27 at 100.00 7,319,333
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017
:
1,850 5.000%, 8/01/37 8/24 at 103.00 1,439,875
1,900 5.000%, 8/01/39 8/24 at 103.00 1,432,215
10,835 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 9,700,710
9,745 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 4.000%, 12/01/46,
(UB)
11/26 at 100.00 8,405,848
30,000 (d) Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2022, 4.000%, 12/01/51,
(UB)
12/31 at 100.00 25,244,643
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
1,650 5.500%, 5/01/34 5/24 at 100.00 1,497,768
2,635 5.750%, 5/01/39 5/24 at 100.00 2,312,529
10,115 (d) Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 8,647,029
Total Wisconsin 1,027,433,485
153
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wyoming - 0.0%
$ 10,245 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional
Medical Center Project, Refunding Series 2021, 3.000%, 5/01/42
5/31 at 100.00 $ 7,321,521
Total Wyoming 7,321,521
Total Municipal Bonds
(cost $22,200,157,715) 19,458,231,756
Shares Description (a) Value
X –
COMMON STOCKS - 10.2% X 1,623,734,131
Materials - 0.0%
3,839 (i),(j) Ingevity Corporation $ 182,774
23,041 (k) Westrock Co 824,868
Total Materials 1,007,642
Utilities - 10.2%
19,397,048 (j),(l) Energy Harbor Corp 1,546,914,578
161,027 (j),(m) Talen Energy Corp 8,514,303
1,272,768 (j),(m) Talen Energy Supply LLC 67,297,608
Total Utilities 1,622,726,489
Total Common Stocks
(cost $460,757,735) 1,623,734,131
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0.3% X 44,354,996
Commercial & Professional Services - 0.0%
$ 1,635 College for Certain Inc, 144A 4.800% 6/01/60 $ 1,195,004
Total Commercial & Professional Services 1,195,004
Consumer Services - 0.1%
20,600 Wild Rivers Water Park 8.500% 11/01/51 14,883,500
Total Consumer Services 14,883,500
Materials - 0.1%
8,000 Cleveland-Cliffs Inc 7.000% 3/15/27 7,760,665
362 (n) United States Steel Corp 6.875% 3/01/29 355,866
Total Materials 8,116,531
Real Estate Management & Development - 0.1%
7,555 (f) Benloch Ranch Improvement Association 1, Corporate
Bonds
9.750% 12/01/39 6,978,213
3,410 (f) Benloch Ranch Improvement Association No 12022 2022,
144A
9.750% 12/01/39 3,149,499
12,539 (f),(o) Fort Benning Family Communities LLC (1-Month LIBOR
reference rate + 0.320% spread), 144A
5.004% 1/15/41 10,031,260
Total Real Estate Management & Development 20,158,972
Utilities - 0.0%
6,085 (c) FirstEnergy Corp 6.050% 8/15/22 609
3,805 (c) FirstEnergy Corp 6.800% 8/15/39 380
Total Utilities 989
Total Corporate Bonds
(cost $50,721,387) 44,354,996
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
154
Investments in Derivatives
Principal
Amount (000) Description (a)
Coupon
(p)
Reference
Rate (p) Spread (p) Maturity (q) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (p) X 4,085,679
Capital Goods - 0.0%
$ 10,600 (c),(f) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/15/23 $ 2,490,364
Total Capital Goods 2,490,364
Industrials - 0.0%
8,962 (f) Columbia Pulp I LLC 16.000% N/A N/A 11/30/23 1,595,315
Total Industrials 1,595,315
Total Variable Rate Senior Loan Interests
(cost $19,562,445) 4,085,679
Total Long-Term Investments
(cost $22,731,199,282) 21,130,406,562
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0% X –
362,824 (r) State Street Navigator Securities Lending
Government Money Market Portfolio
5.360%(s) $ 362,824
Total Investments Purchased with Collateral from Securities Lending
(cost $362,824) 362,824
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.6%
X –
REPURCHASE AGREEMENTS - 1.6% 257,001,119
$ 248,200 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/2023,repurchase price
$248,309,208, collateralized by $231,121,000,
U.S. Treasury Bond, 2.875%, due 5/15/2049, value
$167,246,741; $107,846,100, U.S. Treasury Bond, 3.375%,
due 11/15/2048, value $85,917,332
5.280% 10/02/23 $ 248,200,000
8,801 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/2023,repurchase price
$8,802,292, collateralized by $12,480,500, U.S. Treasury
Bond, 2.875%, due 5/15/2052, value $8,977,185
1.600% 10/02/23 8,801,119
Total Repurchase Agreements
(cost $257,001,119) 257,001,119
Total Short-Term Investments
(cost $257,001,119) 257,001,119
Total Investments (cost $22,988,563,225 ) - 134.4% 21,387,770,505
Floating Rate Obligations - (34.9)% (5,554,649,000)
Other Assets & Liabilities, Net -   0.5% 84,425,047
Net Assets - 100% $ 15,917,546,552
155
Credit Default Swaps - OTC Uncleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (t)
Current
Credit
Spread (u)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 1.90% $ 5,000,000 1.000 % Quarterly 6/20/24 $ 10,728 $ (51,722) $ 62,450
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 2.10 5,000,000 1.000 Quarterly 12/20/24 16,828 (73,262) 90,090
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 2.53 5,000,000 1.000 Quarterly 12/20/25 10,728 (92,540) 103,268
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 3.23 10,000,000 1.000 Quarterly 12/20/27 (97,944) (502,289) 404,345
Citigroup Global
Markets Inc.(f)
City of Chicago Sell 3.36 60,000,000 1.000 Quarterly 6/20/28 (876,867) (3,493,417) 2,616,550
Citigroup Global
Markets Inc.(f)
State of Illinois Sell 1.65 25,000,000 1.000 Quarterly 12/20/25 198,639 (147,694) 346,333
Total
$ 110,000,000 $ (737,888)
$(4,360,924) $ 3,623,036
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Principal Amount (000) rounds to less than $1,000.
(i) Common Stock received as part of spin-off from WestRock Company.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Common Stock received as part of the bankruptcy settlement for Hodge, Lousiana, Combined Utility System Revenue Bonds, Smurfit-Stone
Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
Nuveen High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
156
(l) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A,
2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(m) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 10.500%, 1/15/26; Talen Energy Supply
LLC, 6.000%, 12/15/36; and Talen Energy Supply LLC, 6.500%, 6/01/25, Senior Notes.
(n) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $351,934.
(o) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(p) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(q) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(r) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(s) The rate shown is the one-day yield as of the end of the reporting period.
(t) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(u) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
157
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
158
Nuveen Short Duration High Yield Municipal
Bond Fund
Portfolio of Investments September 30,2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 108.5%
X –
MUNICIPAL BONDS - 99.3% X 4,495,320,822
Alabama - 3.2%
$ 2,445 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%,
9/01/27, 144A
9/25 at 100.00 $ 2,414,400
50,000 (c),(d) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2022C-2, 5.708%, 2/01/53, (Mandatory Put 6/01/29)
(SOFR*0.67% reference rate + 2.150% spread), (UB)
3/29 at 100.00 50,852,700
1,645 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 1,747,157
3,125 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 3,067,133
5,000 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series
2013C, 6.900%, 10/01/50 - AGM Insured
10/23 at 105.00 5,251,854
7,500 Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien
Series 2013D, 6.500%, 10/01/53
10/23 at 105.00 7,877,651
300 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 3.875%, 11/01/27
No Opt. Call 272,182
1,750 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27
4/25 at 100.00 1,710,163
Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue
Bonds, Jackson Hospital & Clinic, Series 2015
:
5,955 5.000%, 3/01/33 3/26 at 100.00 5,379,095
3,500 5.000%, 3/01/36 3/26 at 100.00 3,020,163
50,000 (c),(d) Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.978%, 1/01/53, (Mandatory
Put 12/01/29) (SOFR*0.67% reference rate + 2.420% spread), (UB)
9/29 at 100.00 50,579,805
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A
:
7,167 4.500%, 5/01/32, 144A 5/29 at 100.00 6,553,120
8,500 5.250%, 5/01/44, 144A 5/29 at 100.00 7,407,493
Total Alabama 146,132,916
Alaska - 0.0%
260 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/41
6/31 at 100.00 231,945
Total Alaska 231,945
Arizona - 3.3%
25,000 (d) Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 4.600%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread), (UB)
10/23 at 100.00 22,551,898
11,625 (c),(d) Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2007B, 4.600%, 1/01/37 (3-Month LIBOR*0.67%
reference rate + 0.810% spread)
10/23 at 100.00 10,486,632
Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Tender Option Bond Trust Series 2023-XF3088
:
1,500 (c) 4.148%, 1/01/37, 144A, (IF) 6/21 at 100.00 1,010,380
3,000 (c) 4.296%, 1/01/37, 144A, (IF) 6/21 at 100.00 2,020,760
159
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 3.3% (continued)
$ 3,000 (c) 4.296%, 1/01/37, 144A, (IF) 6/21 at 100.00 $ 2,020,760
1,500 (c) 4.296%, 1/01/37, 144A, (IF) 6/21 at 100.00 1,010,380
500 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 474,679
530 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A
12/29 at 100.00 446,907
735 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 4.000%, 3/01/27, 144A
No Opt. Call 701,102
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018B
:
240 4.500%, 7/01/24, 144A No Opt. Call 238,875
1,000 5.000%, 7/01/29, 144A 1/27 at 100.00 1,003,783
130 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2022, 5.000%,
7/01/32, 144A
No Opt. Call 130,804
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Leman Academy of Excellence - Parker Colorado Campus Project,
Series 2019A
:
765 4.500%, 7/01/29, 144A 7/24 at 101.00 734,242
3,435 5.000%, 7/01/49, 144A 7/24 at 101.00 2,923,489
355 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Mountain Vista Campus Project,
Series 2018A, 4.750%, 12/15/28, 144A
12/26 at 100.00 350,955
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A
:
1,180 5.000%, 7/15/28, 144A 7/26 at 100.00 1,183,557
680 5.750%, 7/15/38, 144A 7/26 at 100.00 686,360
1,545 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 5.500%, 9/15/28, 144A
10/23 at 105.00 1,583,901
410 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/30, 144A
7/28 at 100.00 387,085
30,885 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/41, 144A
12/31 at 100.00 23,421,232
2,130 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A
6/28 at 100.00 2,168,378
1,510 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28
7/25 at 101.00 1,324,241
750 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding
Series 2020, 4.750%, 7/01/30, 144A
7/28 at 100.00 668,222
115 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A
No Opt. Call 115,203
440 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A
No Opt. Call 429,205
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
160
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 3.3% (continued)
$ 146 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%,
7/01/25, 144A
7/24 at 100.00 $ 143,722
250 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/31, 144A
7/29 at 100.00 232,418
1,590 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A,
4.800%, 7/01/28, 144A
No Opt. Call 1,563,439
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A
:
650 3.000%, 7/01/31, 144A No Opt. Call 564,290
385 4.000%, 7/01/41, 144A 7/31 at 100.00 307,714
Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020
:
190 5.000%, 10/01/26, 144A No Opt. Call 187,615
425 5.125%, 10/01/30, 144A 10/27 at 103.00 416,088
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A
:
280 5.750%, 7/01/24, 144A No Opt. Call 280,801
3,430 6.500%, 7/01/34, 144A 7/24 at 100.00 3,467,301
1,360 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%,
7/01/45, 144A
7/25 at 100.00 1,214,066
1,085 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 860,350
1,175 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015, 5.000%,
7/01/45
7/25 at 100.00 1,041,486
3,735 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24
No Opt. Call 3,720,659
90 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%,
5/01/24
No Opt. Call 90,568
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, American Leadership Academy Project, Series 2019
:
535 5.000%, 6/15/34, 144A 6/25 at 100.00 525,402
660 5.000%, 6/15/39, 144A 6/25 at 100.00 609,208
6,995 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020,
5.000%, 7/01/30, 144A
7/26 at 103.00 6,868,377
865 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%,
7/01/26
No Opt. Call 840,913
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019
:
685 5.125%, 7/01/30, 144A 7/26 at 103.00 677,444
1,870 5.500%, 7/01/40, 144A 7/26 at 103.00 1,769,467
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019
:
60 3.250%, 7/01/24, 144A No Opt. Call 59,303
370 5.000%, 7/01/29, 144A 7/26 at 100.00 365,254
161
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 3.3% (continued)
$ 425 5.000%, 7/01/34, 144A 7/26 at 100.00 $ 408,563
575 5.000%, 7/01/39, 144A 7/26 at 100.00 527,321
165 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%,
3/01/24
No Opt. Call 165,097
1,500 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School
Project, Series 2013, 7.750%, 12/01/43
12/25 at 100.00 1,506,747
375 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A,
7.500%, 2/01/25
2/24 at 100.00 378,106
995 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%,
2/01/28, 144A
No Opt. Call 1,025,163
680 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020,
5.000%, 6/15/35, 144A
6/28 at 100.00 634,194
2,695 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Synergy Public Charter School Project, Series 2020-1,
5.000%, 6/15/35, 144A
6/28 at 100.00 2,513,459
340 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29
7/25 at 100.00 313,269
Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R
:
2,685 4.000%, 7/01/26 No Opt. Call 2,589,393
5,345 5.000%, 7/01/31 7/26 at 100.00 5,234,273
545 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
4.000%, 12/15/24, 144A
No Opt. Call 537,887
100 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 98,308
500 Show Low Bluff Community Facilities District, Show Low, Arizona, Special
Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A
10/23 at 100.00 441,931
311 Southside Community Facilities District 1, Prescott Valley, Arizona, Special
Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32
10/23 at 100.00 239,819
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A
:
1,500 5.500%, 10/01/27, 144A No Opt. Call 1,250,899
10 6.000%, 10/01/37, 144A 10/27 at 100.00 6,591
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017B
:
18,525 4.700%, 10/01/24, 144A 10/23 at 100.00 15,858,193
12,000 5.350%, 10/01/25, 144A 10/23 at 100.00 10,132,267
145 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 3.900%, 9/01/24, 144A
No Opt. Call 142,916
Total Arizona 147,883,311
Arkansas - 0.6%
8,310 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 7,761,049
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
162
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arkansas - 0.6% (continued)
$ 12,215 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 $ 11,726,154
2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 2,268,861
7,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 6,507,098
Total Arkansas 28,263,162
California - 6.4%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
7,215 5.000%, 3/01/31 3/26 at 100.00 7,015,515
7,565 5.250%, 3/01/36 3/26 at 100.00 7,518,337
1,690 5.000%, 3/01/46 3/26 at 100.00 1,468,266
Azusa, California, Special Tax Bonds, Community Facilities District 2005-1
Rosedale Improvement Area 2,Series 2019
:
1,280 5.000%, 9/01/44 - AGM Insured 9/28 at 100.00 1,312,952
1,925 5.000%, 9/01/49 - AGM Insured 9/28 at 100.00 1,971,424
695 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/25
No Opt. Call 700,695
3,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 3,012,132
10,000 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2021B-2, 4.430%,
2/01/52, (Mandatory Put 8/01/31) (SIFMA reference rate + 0.450% spread)
5/31 at 100.00 9,294,724
50,000 (c),(d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 5.258%,
5/01/53, (Mandatory Put 8/01/28) (SOFR*0.67% reference rate + 1.700%
spread), (UB)
5/28 at 100.00 49,953,745
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 3,422,277
3,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 2,269,912
California Enterprise Development Authority, Charter School Revenue
Bonds, Rocklin Academy Project, Refunding Series 2021A
:
250 4.000%, 6/01/36, 144A 6/31 at 100.00 217,350
630 4.000%, 6/01/51, 144A 6/31 at 100.00 461,563
California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A
:
385 5.000%, 8/15/30 8/27 at 100.00 394,534
310 5.000%, 8/15/32 8/27 at 100.00 316,526
225 4.000%, 8/15/34 8/27 at 100.00 212,736
245 5.000%, 8/15/35 8/27 at 100.00 248,357
14 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 12,496
2,629 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 2,400,173
163
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
$ 215 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25
10/23 at 101.00 $ 210,871
270 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A
6/26 at 100.00 260,732
590 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%,
11/01/26, 144A
No Opt. Call 563,467
350 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/28, 144A
No Opt. Call 345,546
California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Nova Academy Project, Series 2016A
:
815 4.000%, 6/15/26, 144A No Opt. Call 790,209
1,900 5.000%, 6/15/46, 144A 6/26 at 100.00 1,713,732
170 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A
No Opt. Call 168,542
185 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24
10/23 at 101.00 182,544
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A
:
845 3.875%, 7/01/28, 144A No Opt. Call 798,744
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 1,565,320
840 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 822,750
220 California Municipal Finance Authority, Education Revenue Bonds,
STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A
6/30 at 100.00 198,188
1,480 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%,
8/15/30
8/24 at 100.00 1,481,018
23,170 California Municipal Finance Authority, Multifamily Housing Revenue
Bonds, Pacific Oaks Senior Apartments, Series 2022A, 4.000%, 7/01/57,
(Mandatory Put 7/01/32), 144A
7/29 at 103.00 19,811,532
175 California Municipal Finance Authority, Revenue Bonds, Community
Health Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/36,
144A
12/30 at 100.00 166,459
270 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
10/23 at 100.00 270,175
825 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series 2014A,
4.250%, 1/01/25
No Opt. Call 800,604
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015
:
200 5.000%, 11/01/23 No Opt. Call 200,005
300 5.000%, 11/01/24 No Opt. Call 300,857
350 5.000%, 11/01/27 11/24 at 100.00 351,275
California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A
:
1,425 5.000%, 11/01/28 11/26 at 100.00 1,427,152
2,595 5.250%, 11/01/29 11/26 at 100.00 2,616,557
1,990 5.000%, 11/01/30 11/26 at 100.00 1,977,381
1,000 5.250%, 11/01/31 11/26 at 100.00 1,002,506
8,375 5.250%, 11/01/36 11/26 at 100.00 7,898,458
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
164
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
$ 3,165 5.250%, 11/01/41 11/26 at 100.00 $ 2,846,246
1,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 951,365
1,100 (e) California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A
No Opt. Call 66,000
3,310 (e) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
12/23 at 102.00 331,000
1,420 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30,
144A
7/28 at 100.00 1,254,755
540 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27
No Opt. Call 533,892
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A
:
860 5.000%, 7/01/35, 144A 7/33 at 105.00 824,521
1,375 5.250%, 7/01/40, 144A 7/33 at 105.00 1,307,255
1,135 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%,
6/01/29, 144A
6/26 at 100.00 1,089,408
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37, 144A
6/27 at 100.00 937,548
California School Finance Authority Charter School Revenue Bonds, John
Adams Academy Obligated Group, Series 2022A
:
860 4.500%, 7/01/32, 144A 7/30 at 102.00 816,328
2,125 5.000%, 7/01/42, 144A 7/30 at 102.00 1,923,060
1,405 California School Finance Authority Charter, School Revenue Bonds,
Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%,
3/01/28, 144A
6/25 at 100.00 1,365,315
755 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/26, 144A
No Opt. Call 722,176
California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A
:
290 5.000%, 6/01/29, 144A 6/26 at 100.00 289,415
750 5.000%, 6/01/39, 144A 6/26 at 100.00 699,715
2,080 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A, 7.250%, 6/15/43, 144A
6/31 at 102.00 2,028,674
405 California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Taxable Series 2023B, 7.500%, 6/15/29, 144A
No Opt. Call 402,128
1,010 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%,
8/01/42, 144A
8/28 at 100.00 955,294
585 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A
No Opt. Call 580,655
2,155 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/32, 144A
10/27 at 100.00 2,179,802
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016
:
570 4.000%, 6/01/26, 144A No Opt. Call 555,101
165
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
$ 1,000 4.500%, 6/01/31, 144A 6/26 at 100.00 $ 975,268
620 California School Finance Authority, Charter School Revenue Bonds,
Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A
No Opt. Call 613,993
California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023
:
740 5.000%, 8/01/33, 144A No Opt. Call 740,491
500 5.250%, 8/01/38, 144A 8/33 at 100.00 481,999
470 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/26,
144A
6/25 at 100.00 468,581
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A
:
630 4.500%, 6/01/27, 144A 6/26 at 100.00 619,541
975 5.000%, 6/01/34, 144A 6/26 at 100.00 972,543
315 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%,
6/01/30, 144A
6/27 at 100.00 316,128
6,865 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/41, 144A
6/27 at 100.00 5,202,349
California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A
:
260 4.000%, 6/01/31 No Opt. Call 239,546
100 4.000%, 6/01/41 6/31 at 100.00 79,416
California School Finance Authority, Charter School Revenue Bonds,
Social Bonds iLead Lancaster Project, Series 2021A
:
250 4.000%, 6/01/31, 144A 6/29 at 100.00 225,922
435 5.000%, 6/01/41, 144A 6/29 at 100.00 391,490
1,465 California School Finance Authority, Charter School Revenue Bonds,
Valley International Preparatory High School Project, Series 2022A,
5.000%, 3/01/37, 144A
3/31 at 100.00 1,218,291
160 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24,
144A
No Opt. Call 159,548
295 (f) California School Finance Authority, Educational Facility Revenue Bonds,
Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%,
8/01/24, (Pre-refunded 2/01/24), 144A
2/24 at 100.00 296,029
100 California School finance Authority, School Facility Revenue Bonds,  ICEF
- View Park Elementary and Middle Schools, Series 2014A, 4.750%,
10/01/24
No Opt. Call 99,474
145 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A
No Opt. Call 145,303
California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A
:
270 4.000%, 7/01/29, 144A 7/28 at 100.00 258,185
465 4.000%, 7/01/38, 144A 7/28 at 100.00 392,103
127 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 4.125%, 7/01/24, 144A
No Opt. Call 126,404
145 California Statewide Communities Development Authority Revenue
Bonds, California Baptist University, Refunding Series 2017A, 5.000%,
11/01/32, 144A
11/27 at 100.00 144,367
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
166
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
$ 700 5.250%, 12/01/34 12/24 at 100.00 $ 701,735
4,510 5.250%, 12/01/44 12/24 at 100.00 4,238,920
850 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A
No Opt. Call 839,096
425 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%,
11/01/24, 144A
No Opt. Call 419,437
305 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
4.375%, 9/01/25
No Opt. Call 302,215
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1
:
1,005 5.000%, 9/02/25 No Opt. Call 1,014,470
1,045 5.000%, 9/02/26 9/25 at 100.00 1,057,072
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A
:
2,775 4.000%, 9/02/28 No Opt. Call 2,731,353
2,150 5.000%, 9/02/38 9/28 at 100.00 2,172,054
3,040 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%,
9/02/28
No Opt. Call 2,977,710
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
33 (e),(g) 5.750%, 7/01/24 1/22 at 100.00 33,091
74 (e),(g) 5.750%, 7/01/30 1/22 at 100.00 73,328
5 (e),(g) 5.750%, 7/01/35 1/22 at 100.00 5,057
13 (e),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
1/22 at 100.00 13,193
17 (e),(g) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 16,981
2,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 1,342,826
410 Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 -
AMBAC Insured
10/23 at 100.00 410,074
2,060 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 1,467,013
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 1,372,824
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 1,529,279
605 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 466,606
167
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
$ 2,885 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 $ 1,784,810
740 (f) Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35, (Pre-
refunded 6/01/28)
6/28 at 100.00 791,173
Hesperia, California, Special Tax Bonds, Community Facilities District
2005-1 Belgate Development Restructuring Series 2014
:
250 5.000%, 9/01/24 No Opt. Call 250,969
320 5.000%, 9/01/25 9/24 at 100.00 321,261
195 5.000%, 9/01/26 9/24 at 100.00 196,090
1,185 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call 1,189,275
2,175 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 1,687,864
595 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C,
5.000%, 9/01/24
No Opt. Call 597,517
2,315 Lake Elsinore Public Financing Authority, California, Local Agency
Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35
9/25 at 100.00 2,345,970
670 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 4.000%, 9/02/25
No Opt. Call 662,108
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 1, Series 2019
:
70 4.100%, 9/01/24 No Opt. Call 69,164
85 4.200%, 9/01/25 No Opt. Call 83,064
105 4.350%, 9/01/26 No Opt. Call 101,890
125 4.400%, 9/01/27 9/26 at 103.00 120,553
145 4.500%, 9/01/28 9/26 at 103.00 139,257
1,120 5.100%, 9/01/33 9/26 at 103.00 1,089,942
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 2, Series 2019
:
45 4.100%, 9/01/24 No Opt. Call 44,463
55 4.200%, 9/01/25 No Opt. Call 53,747
65 4.350%, 9/01/26 No Opt. Call 63,074
80 4.400%, 9/01/27 9/26 at 103.00 77,154
95 4.500%, 9/01/28 9/26 at 103.00 91,277
695 5.100%, 9/01/33 9/26 at 103.00 676,348
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 3, Series 2019
:
85 4.100%, 9/01/24 No Opt. Call 83,985
110 4.200%, 9/01/25 No Opt. Call 107,495
130 4.350%, 9/01/26 No Opt. Call 126,149
155 4.400%, 9/01/27 9/26 at 103.00 149,486
180 4.500%, 9/01/28 9/26 at 103.00 172,945
1,390 5.100%, 9/01/33 9/26 at 103.00 1,352,696
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1 Central Lathrop Specific Plan Improvement Areas 5, Series 2019
:
20 4.350%, 9/01/24 No Opt. Call 19,770
25 4.450%, 9/01/25 No Opt. Call 24,450
30 4.600%, 9/01/26 No Opt. Call 29,146
35 4.650%, 9/01/27 9/26 at 103.00 33,809
45 4.750%, 9/01/28 9/26 at 103.00 43,303
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
168
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
$ 335 5.350%, 9/01/33 9/26 at 103.00 $ 328,592
1,845 5.850%, 9/01/49 9/26 at 103.00 1,751,166
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-
1, Central Lathrop Specific Plan Improvement Areas 4, Series 2019
:
30 4.100%, 9/01/24 No Opt. Call 29,642
40 4.200%, 9/01/25 No Opt. Call 39,089
45 4.350%, 9/01/26 No Opt. Call 43,667
55 4.400%, 9/01/27 9/26 at 103.00 53,043
65 4.500%, 9/01/28 9/26 at 103.00 62,425
495 5.100%, 9/01/33 9/26 at 103.00 481,716
105 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call 109,333
2,125 (d) Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 5.220%, 11/15/27 (3-Month LIBOR*0.67%
reference rate + 1.450% spread)
No Opt. Call 2,074,218
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 934,938
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call 1,047,206
37,370 (d) Modesto Irrigation District Financing Authority, California, Domestic Water
Project Revenue Bonds, Index Rate Series 2007, 4.430%, 9/01/37 - NPFG
Insured (TSFR3M*0.67% reference rate + 0.630% spread)
10/23 at 100.00 32,671,851
640 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.200%, 9/01/28
9/24 at 100.00 646,102
ndio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015
:
625 5.000%, 9/01/24 No Opt. Call 627,644
385 5.000%, 9/01/25 No Opt. Call 388,900
690 5.000%, 9/01/26 9/25 at 100.00 698,204
720 5.000%, 9/01/27 9/25 at 100.00 729,779
755 5.000%, 9/01/28 9/25 at 100.00 765,833
1,000 (f) Northern Inyo County Local Hospital District, Inyo County, California,
Revenue Bonds, Series 2013, 5.000%, 12/01/29, (Pre-refunded 12/01/23)
12/23 at 100.00 1,001,511
Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A
:
665 5.000%, 8/15/25 No Opt. Call 672,014
745 5.000%, 8/15/27 8/25 at 100.00 755,613
Palm Desert, California, Special Tax Bonds, Community Facilities District
2021-1 University Park, Series 2021
:
100 3.000%, 9/01/31 9/28 at 103.00 87,366
110 4.000%, 9/01/41 9/28 at 103.00 91,762
Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 6 &7,
Refunding Series 2014E
:
480 4.000%, 9/01/24 No Opt. Call 477,163
500 5.000%, 9/01/25 9/24 at 100.00 502,769
525 5.000%, 9/01/26 9/24 at 100.00 528,356
860 Perris, California, Special Tax Bonds, Community Facilities District 2001-2,
Refunding Series 2014A, 4.375%, 9/01/24
10/23 at 100.00 857,905
169
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
$ 100 Poway Unified School District, San Diego County, California, Special Tax
Bonds, Community Facilities District 15 Del Sur East Improvement Area C,
Series 2016, 5.000%, 9/01/26
No Opt. Call $ 101,556
700 Rancho Cordova, California, Special Tax Bonds, Community Facilities
District 2018-1 Grantline 208, Series 2021B, 4.000%, 9/01/41
9/26 at 103.00 590,334
500 Richmond Community Development Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%,
9/01/25 - BAM Insured
9/24 at 100.00 504,523
345 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 - AGM
Insured
10/24 at 100.00 349,967
Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014
:
500 4.250%, 9/01/24 No Opt. Call 498,014
750 5.000%, 9/01/25 9/24 at 100.00 754,087
Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2,
Refunding Series 2015
:
1,655 5.000%, 9/01/26 9/25 at 100.00 1,674,071
805 5.000%, 9/01/27 9/25 at 100.00 816,376
500 Roseville, California, Special Tax Bonds, Community Facilities District 1
Creekview Improvement Area 1, Series 2021, 4.000%, 9/01/41
9/28 at 103.00 422,691
Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016
:
550 4.000%, 9/01/26 No Opt. Call 544,286
310 5.000%, 9/01/31 9/26 at 100.00 315,535
1,000 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/27
9/25 at 100.00 1,015,234
655 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014,
5.000%, 9/01/26
9/24 at 100.00 658,023
San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015
:
90 5.000%, 9/01/24 No Opt. Call 90,468
465 5.000%, 9/01/25 No Opt. Call 470,561
290 5.000%, 9/01/26 9/25 at 100.00 294,086
470 5.000%, 9/01/27 9/25 at 100.00 476,901
475 5.000%, 9/01/29 9/25 at 100.00 481,341
San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds,
Facilities Increment Series 2022A
:
295 5.000%, 9/01/27, 144A No Opt. Call 295,916
400 5.000%, 9/01/32, 144A No Opt. Call 402,540
385 5.000%, 9/01/37, 144A 9/32 at 100.00 369,126
San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A
:
400 5.000%, 8/01/24 No Opt. Call 403,039
350 5.000%, 8/01/25 8/24 at 100.00 353,300
1,185 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2022A, 4.000%, 9/01/32, 144A
9/28 at 103.00 1,094,902
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
170
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.4% (continued)
$ 30 San Jacinto, California, Special Tax Bonds, Community Facilities District
2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30
9/26 at 100.00 $ 30,333
12,605 (d) Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.244%, 11/01/38 (3-Month LIBOR*0.67% reference rate + 1.470% spread)
No Opt. Call 10,720,400
100 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A
No Opt. Call 103,030
1,120 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 1,044,808
Tracy, California, Special Tax Bonds, Community Facilities District 2016-
2,  Improvement Area 2, Series 2021
:
375 4.000%, 9/01/36 9/28 at 103.00 342,708
550 4.000%, 9/01/41 9/28 at 103.00 466,656
800 4.000%, 9/01/46 9/28 at 103.00 648,433
Tustin, California,Special Tax Bonds, Community Facilities District 14-1
Tustin Legacy/Standard Pacific, Refunding Series 2015A
:
250 5.000%, 9/01/26 9/25 at 100.00 252,333
225 5.000%, 9/01/28 9/25 at 100.00 227,733
125 West Patterson Financing Authority, California, Special Tax Bonds,
Community Facilities District 2015-1 Arambel-KDN, Refunding Series
2015, 5.000%, 9/01/25
No Opt. Call 125,942
William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017
:
400 5.000%, 9/01/28 9/26 at 100.00 408,023
350 5.000%, 9/01/30 9/26 at 100.00 356,080
Total California 288,880,663
Colorado - 7.3%
1,000 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 831,822
490 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 411,509
315 (f) Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series
2006, 5.875%, 10/01/26 - SYNCORA GTY Insured, (ETM)
No Opt. Call 322,838
2,605 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 2,216,717
Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A
:
1,033 4.000%, 12/01/29 9/24 at 103.00 949,836
2,850 5.000%, 12/01/48 9/24 at 103.00 2,380,457
500 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.750%, 12/01/46
10/23 at 102.00 481,210
635 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 511,212
Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A
:
525 4.250%, 12/01/31 12/26 at 103.00 463,867
1,565 4.500%, 12/01/41 12/26 at 103.00 1,232,629
171
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 7.3% (continued)
$ 1,500 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%,
12/01/51
9/26 at 103.00 $ 1,063,835
434 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%,
12/01/27
10/23 at 103.00 413,538
Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
4,387 5.000%, 12/01/35 6/24 at 103.00 3,435,651
20,625 5.125%, 12/01/48 6/24 at 103.00 15,447,475
Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A
:
6,157 5.000%, 12/01/39 6/24 at 103.00 5,052,409
12,050 5.000%, 12/01/49 6/24 at 103.00 8,790,035
2,100 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.000%, 12/01/37
10/23 at 103.00 1,968,478
340 Cathedral Pines Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26
No Opt. Call 329,641
1,000 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
10/23 at 103.00 966,184
1,055 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/31
12/26 at 103.00 921,027
1,470 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 4.625%,
10/01/27
No Opt. Call 1,387,686
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%,
7/01/26, 144A
7/25 at 100.00 242,447
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A
:
845 5.000%, 3/15/32, 144A No Opt. Call 798,158
1,935 5.125%, 3/15/42, 144A 3/32 at 100.00 1,747,555
250 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Taxable Series 2022B,
5.250%, 3/15/26, 144A
No Opt. Call 243,596
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%,
1/15/29
1/24 at 100.00 500,310
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%, 7/01/34,
144A
7/24 at 100.00 495,280
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 600,179
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019
:
1,825 5.000%, 10/01/29, 144A 10/27 at 100.00 1,836,637
2,270 5.000%, 10/01/39, 144A 10/27 at 100.00 2,095,713
3,520 5.000%, 10/01/49, 144A 10/27 at 100.00 3,064,453
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
172
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 7.3% (continued)
$ 150 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%,
8/01/24
No Opt. Call $ 149,169
505 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A
2/26 at 100.00 481,596
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A
:
400 5.000%, 5/15/27 No Opt. Call 394,268
250 5.250%, 5/15/28 5/27 at 100.00 248,470
550 5.250%, 5/15/32 5/27 at 100.00 545,834
Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A
:
475 5.000%, 12/01/25, 144A No Opt. Call 434,357
750 5.500%, 12/01/30, 144A 12/25 at 100.00 592,288
500 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.625%, 12/01/32
12/23 at 103.00 481,736
496 Colorado International Center Metropolitan District 3, Aurora, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2016, 4.625%, 12/01/31
10/23 at 102.00 455,433
494 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26
12/25 at 100.00 482,037
1,354 Denver Gateway Center Metropolitan District, In the City and County of
Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A,
5.500%, 12/01/38
12/23 at 103.00 1,245,352
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,640 5.250%, 12/01/39, 144A 12/23 at 103.00 1,603,208
485 5.250%, 12/01/39, 144A 12/23 at 103.00 474,119
590 DIATC Metropolitan District, Commerce City, Adams County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement Series
2019, 3.250%, 12/01/29, 144A
9/24 at 103.00 523,379
500 Elbert and Highway 86 Commercial Metropolitan District, Elbert County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A
6/26 at 103.00 438,784
20,950 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 19,741,365
305 Fiddler's Business Improvement District, Colorado, Limited Tax General
Obligation Bonds, Greenwood Village Project, Series 2022, 5.000%,
12/01/32
12/27 at 103.00 299,312
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
2,511 5.250%, 12/01/24 No Opt. Call 2,487,663
1,500 5.750%, 12/01/30 12/24 at 100.00 1,434,592
2,300 6.000%, 12/01/38 12/24 at 100.00 2,065,162
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
7,900 5.250%, 12/01/32 12/30 at 102.00 7,577,661
4,020 5.500%, 12/01/42 12/30 at 102.00 3,749,258
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 1,618,666
173
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 7.3% (continued)
Grand Junction Dos Rios General Improvement District, Grand Junction,
Mesa County, Colorado, Special Revenue Bonds, Series 2021
:
$ 3,035 4.000%, 12/01/31 12/26 at 103.00 $ 2,603,425
500 4.500%, 12/01/41 12/26 at 103.00 385,386
1,170 Green Valley Ranch East Metropolitan District 6, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/32
9/25 at 103.00 1,115,875
1,395 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%,
12/01/28
12/24 at 100.00 1,390,883
Highlands Metropolitan District 1, Broomfield City  and County, colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2021
:
1,300 4.000%, 12/01/31 3/26 at 103.00 1,076,631
550 5.000%, 12/01/41 3/26 at 103.00 453,015
5,070 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A, 6.250%, 12/01/47
9/27 at 103.00 4,780,881
1,079 Hillside at Castle Rock Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2022B,
9.000%, 12/15/47
9/27 at 103.00 1,035,632
500 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A,
4.625%, 12/01/27
12/23 at 103.00 479,586
1,115 (e) Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 1,087,874
1,375 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 1,256,472
2,500 Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
9/26 at 103.00 1,705,807
Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022
:
3,885 6.500%, 11/01/32, 144A 11/29 at 103.00 3,787,535
14,550 7.125%, 11/01/42, 144A 11/29 at 103.00 13,823,487
1,160 Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41
6/26 at 103.00 1,005,208
Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022
:
930 6.250%, 12/01/37 12/27 at 103.00 881,429
1,100 6.500%, 12/01/42 12/27 at 103.00 1,036,104
700 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 638,632
1,000 Mountain Brook Metropolitan District, Longmont, Boulder County,
Colorado, Limited Tax General Obligation Bonds, Series 2021, 4.500%,
12/01/41
12/26 at 103.00 763,822
607 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 583,591
1,245 North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34
12/23 at 103.00 1,236,064
North Park Metropolitan District 1, in the City of Broomfiled, Colorado,
Special Revenue Bonds, Series 2018A-2
:
3,770 5.125%, 12/01/28 12/23 at 103.00 3,737,256
1,540 5.500%, 12/01/34 12/23 at 103.00 1,542,535
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
174
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 7.3% (continued)
$ 2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 $ 1,756,174
260 One Horse Business Improvement District, Lakewood, Colorado, Sales Tax
Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24
10/23 at 100.00 260,062
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
3,190 4.000%, 12/01/29 12/24 at 103.00 2,919,124
6,160 5.000%, 12/01/49 12/24 at 103.00 5,187,629
Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A
:
500 4.000%, 12/01/35, 144A 3/26 at 103.00 403,648
2,900 5.000%, 12/01/51, 144A 3/26 at 103.00 2,344,159
3,950 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Convertible Capital Appreciation Bonds,
Series 2022A-2, 0.000%, 12/01/42
12/27 at 81.99 2,192,299
15,960 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 14,505,434
525 Pronghorn Valley Metropolitan District, Aurora, Colorado, Limited Tax
General Obligatoin Bonds, Convertible to Unlimited Tax Series 2021A,
3.750%, 12/01/41
9/26 at 103.00 383,316
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
440 6.250%, 11/15/28 No Opt. Call 460,615
2,800 6.500%, 11/15/38 No Opt. Call 3,170,549
18,965 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 12,896,200
500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 401,592
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015
:
200 4.250%, 12/01/28 12/24 at 100.00 190,595
335 4.375%, 12/01/30 12/24 at 100.00 307,884
4,391 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 3,042,209
Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A
:
1,900 4.500%, 12/01/32 3/27 at 103.00 1,662,780
8,310 5.000%, 12/01/42 3/27 at 103.00 7,117,389
Sagebrush Farm Metropolitan District 1, Aurora, Adams County, Colorado,
General Obligation Limited Tax Bonds, Series 2022A
:
13,640 6.375%, 12/01/42 12/29 at 103.00 13,050,720
6,000 6.750%, 12/01/52 12/29 at 103.00 5,587,370
496 (f) Serenity Ridge Metropolitan District No. 2, In the City of Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 103.00 511,060
Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation
Limited Tax Bonds, Series 2021
:
1,575 3.250%, 12/01/31 9/26 at 103.00 1,283,284
1,000 3.750%, 12/01/41 9/26 at 103.00 719,102
175
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 7.3% (continued)
$ 2,720 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2018A, 5.350%, 12/01/33
12/23 at 103.00 $ 2,615,684
3,435 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/30
10/23 at 102.00 3,337,784
400 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27
No Opt. Call 366,796
3,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47
10/23 at 103.00 2,656,602
Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022
:
2,000 5.800%, 12/01/32 12/27 at 103.00 1,990,004
8,500 6.500%, 12/01/42 12/27 at 103.00 8,503,842
500 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior Series
2020A, 3.750%, 12/01/40
12/25 at 102.00 401,666
Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020
:
3,205 5.000%, 12/01/40 12/25 at 103.00 2,857,714
2,000 5.125%, 12/01/50 12/25 at 103.00 1,675,615
Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22
:
1,345 5.250%, 12/01/32 6/30 at 102.00 1,282,825
5,050 5.500%, 12/01/42 6/30 at 102.00 4,619,780
1,005 Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Refunding &
Improvement Series 2019A, 5.250%, 12/01/39
12/25 at 103.00 802,042
825 Third Creek Metropolitan District 1, Commerce City, Colorado, Limited
Tax General Obligation Bonds, Series 2022A-1, 4.500%, 12/01/42, 144A
3/27 at 103.00 626,618
520 Thompson Crossing Metropolitan District 4, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29
9/24 at 103.00 450,228
1,350 Todd Creek Village Metropolitan District, Colorado, Water Activity
Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33
12/28 at 100.00 1,372,512
620 Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A, 4.375%, 12/01/30
9/24 at 103.00 563,011
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1
:
7,750 5.000%, 12/01/41 3/26 at 103.00 6,313,642
13,170 5.000%, 12/01/51 3/26 at 103.00 9,819,474
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
10,000 5.125%, 12/01/34 12/23 at 103.00 9,560,974
630 5.375%, 12/01/39 12/23 at 103.00 595,957
3,500 5.500%, 12/01/48 12/23 at 103.00 3,189,547
Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021
:
530 5.000%, 12/01/36 3/26 at 103.00 427,954
2,465 5.000%, 12/01/41 3/26 at 103.00 1,891,130
12,125 5.000%, 12/01/51 3/26 at 103.00 8,655,571
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
176
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 7.3% (continued)
$ 460 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds, Refunding &
Improvement Series 2020, 4.150%, 12/01/30
12/25 at 103.00 $ 424,879
1,110 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 1,044,266
1,625 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 1,312,340
Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1
:
1,065 4.000%, 12/01/31, 144A 9/26 at 103.00 865,926
8,000 4.000%, 12/01/36, 144A 9/26 at 103.00 5,817,570
13,365 4.000%, 12/01/41, 144A 9/26 at 103.00 8,735,129
1,510 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 1,374,390
Total Colorado 329,637,889
Connecticut - 0.8%
12,160 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
10/23 at 100.00 12,038,961
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1
:
1,450 4.500%, 10/01/34, 144A 10/24 at 104.00 1,201,594
11,750 5.000%, 10/01/54, 144A 10/24 at 104.00 8,307,622
925 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A
1/26 at 102.00 885,593
2,335 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 2,331,116
10,000 (c),(d) Connecticut State, General Obligation Bonds, Securities Industry &
Financial Markets Association Index Series 2015C, 4.660%, 6/15/24
(SIFMA reference rate + 1.250% spread), (UB)
No Opt. Call 10,037,426
600 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/31
4/30 at 100.00 554,371
Total Connecticut 35,356,683
Delaware - 0.1%
Delaware Economic Development Authority, Delaware, Revenue Bonds,
ASPIRA of Delaware Charter Operations Inc. DBA Las Americas ASPIRA
Academy Project, Series 2022A
:
180 4.000%, 6/01/52 6/32 at 100.00 122,524
185 4.000%, 6/01/57 6/32 at 100.00 122,642
Delaware Economic Development Authority, Revenue Bonds, ASPIRA of
Delaware Charter Operations, Inc. Project, Series 2016A
:
725 3.250%, 6/01/26 No Opt. Call 679,466
1,000 5.000%, 6/01/36 6/26 at 100.00 941,699
650 (f) Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, (Pre-refunded
3/03/25), 144A
3/25 at 100.00 666,134
Total Delaware 2,532,465
177
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
District of Columbia - 0.1%
$ 270 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/32
7/24 at 103.00 $ 255,146
District of Columbia, Washington, D.C., Revenue Bonds, Inspired Teaching
Demonstration Public Charter School Issue, Series 2022
:
835 5.000%, 7/01/32 No Opt. Call 844,649
1,500 5.000%, 7/01/42 7/32 at 100.00 1,394,008
455 District of Columbia, Washington, D.C., Revenue Bonds, The Methodist
Home of the District of Columbia, Series 1999, 4.500%, 1/01/25
No Opt. Call 445,303
Total District of Columbia 2,939,106
Florida - 24.4%
130 A.H. at Turnpike South Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2015,
5.500%, 11/01/25
No Opt. Call 130,710
Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022
:
165 4.500%, 6/15/27 No Opt. Call 162,506
200 5.000%, 6/15/32 No Opt. Call 195,332
28,635 (d) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.670%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread)
10/23 at 100.00 25,473,484
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
:
130 4.000%, 11/01/24 No Opt. Call 128,809
735 4.750%, 11/01/29 11/28 at 100.00 728,476
Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
:
140 4.375%, 11/01/24, 144A No Opt. Call 139,265
820 4.750%, 11/01/29, 144A No Opt. Call 813,359
385 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016, 5.500%, 11/01/30
11/26 at 100.00 386,669
615 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.625%, 5/01/28
No Opt. Call 607,896
430 Armstrong Community Development District, Clay County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28,
144A
11/27 at 100.00 423,134
115 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28
No Opt. Call 115,337
335 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28
No Opt. Call 339,190
Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2021
:
90 2.375%, 5/01/26 No Opt. Call 84,347
250 3.000%, 5/01/32 No Opt. Call 211,468
740 3.375%, 5/01/41 5/32 at 100.00 543,832
205 Avalon Groves Community Development District, Florida, Special
Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series
2019, 3.700%, 11/01/29
No Opt. Call 192,815
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
178
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Avalon Park West Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2022 Project Area, Refunding
Series 2022
:
$ 200 4.700%, 5/01/32, 144A No Opt. Call $ 193,084
515 5.500%, 5/01/42, 144A 5/32 at 100.00 496,982
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021
:
720 2.600%, 5/01/26 No Opt. Call 680,986
1,355 3.200%, 5/01/31 No Opt. Call 1,198,208
1,000 3.750%, 5/01/41 5/31 at 100.00 776,034
445 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%,
5/01/29
No Opt. Call 446,259
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020
:
650 3.800%, 5/01/32, 144A 5/30 at 100.00 594,789
165 4.300%, 5/01/42, 144A 5/30 at 100.00 137,568
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Maple Ridge Phase 5 Project, Series 2022
:
405 3.000%, 5/01/27, 144A No Opt. Call 381,468
915 3.300%, 5/01/32, 144A No Opt. Call 803,258
2,445 4.000%, 5/01/42, 144A 5/32 at 100.00 1,949,466
985 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 3 Master Improvements Project, Series 2021,
2.750%, 5/01/31, 144A
No Opt. Call 842,940
Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Phase 4 Master Improvement Project, Series 2023
:
1,760 4.500%, 5/01/33, 144A No Opt. Call 1,683,265
2,380 5.250%, 5/01/43, 144A 5/33 at 100.00 2,222,884
8,500 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 6,819,047
Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project, Series
2023
:
3,000 4.500%, 5/01/30 No Opt. Call 2,924,881
1,260 5.375%, 5/01/43 5/33 at 100.00 1,190,714
365 Aventura Isles Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24
No Opt. Call 366,364
Aviary at Rutland Ranch Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
60 2.450%, 11/01/26 No Opt. Call 55,697
175 3.100%, 11/01/31 No Opt. Call 150,071
500 3.400%, 11/01/41 11/31 at 100.00 366,755
220 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2018 Project Series 2018,
4.500%, 11/01/28, 144A
No Opt. Call 217,423
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021
:
380 2.375%, 5/01/26, 144A No Opt. Call 356,054
1,000 2.875%, 5/01/31, 144A No Opt. Call 849,678
2,390 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
4.250%, 5/01/32
No Opt. Call 2,259,104
179
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 2B, Series
2018
:
$ 30 4.000%, 11/01/24, 144A No Opt. Call $ 29,764
200 4.500%, 11/01/29, 144A No Opt. Call 196,929
205 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2018, 4.000%, 11/01/24, 144A
No Opt. Call 203,301
515 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 3A, Series
2020, 3.000%, 5/01/30
No Opt. Call 460,482
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area 4, Series
2018
:
25 4.000%, 11/01/24, 144A No Opt. Call 24,795
170 4.500%, 11/01/29, 144A No Opt. Call 167,127
Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015
:
515 4.750%, 11/01/26 11/25 at 100.00 514,927
1,125 5.000%, 11/01/31 11/25 at 100.00 1,125,759
425 Ballentrae Hillsborough Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2014, 5.000%,
11/01/28
11/25 at 100.00 425,647
Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
:
930 3.250%, 11/01/27 No Opt. Call 871,505
1,295 3.625%, 11/01/32 No Opt. Call 1,128,268
2,675 4.000%, 11/01/42 11/32 at 100.00 2,111,515
445 Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%,
11/01/25
No Opt. Call 441,981
Bannon Lakes Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2021
:
200 3.000%, 5/01/31, 144A No Opt. Call 171,592
700 3.500%, 5/01/41, 144A 5/31 at 100.00 522,295
275 Banyan Cay Community Development District, West Palm Beach, Florida,
Special Assessment Bonds, 2020-1, 2.750%, 11/01/25
No Opt. Call 262,289
170 Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26
10/23 at 100.00 164,167
Bay Laurel Center Community Development District, Marion County,
Florida, Special Assessment Bonds, Refunding Indigo Series 2016
:
45 3.750%, 5/01/24 No Opt. Call 44,706
30 3.750%, 5/01/25 No Opt. Call 29,465
Beaumont Communit Development District 1, City of Wildwood, Florida,
Special Assessment Bonds, Series 2019 A-1
:
105 4.250%, 11/01/24, 144A No Opt. Call 104,246
600 4.750%, 11/01/29, 144A No Opt. Call 592,816
335 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2013, 6.000%, 11/01/27
No Opt. Call 345,288
490 Bellagio Community Development District, Hialeah, Florida, Special
Assessment Bonds, Series 2016, 3.750%, 11/01/31
11/26 at 100.00 449,095
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
180
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Bellalago Educational Facilities Benefit District, Florida, Capital
Improvement Bonds, Refunding Series 2014
:
$ 1,125 3.875%, 5/01/24 No Opt. Call $ 1,121,174
1,165 4.000%, 5/01/25 5/24 at 100.00 1,161,025
1,220 4.125%, 5/01/26 5/24 at 100.00 1,220,352
1,070 4.250%, 5/01/27 5/24 at 100.00 1,071,292
445 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 4.750%, 11/01/27
No Opt. Call 442,671
Belmont II Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area,
Series 2020
:
175 2.500%, 12/15/25 No Opt. Call 166,255
200 3.125%, 12/15/30 No Opt. Call 179,573
310 Berry Bay Community Development District, Hillsborough County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2021,
2.625%, 5/01/26
No Opt. Call 292,392
Black Creek Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Project 2020 Series 2022
:
205 4.800%, 6/15/27 No Opt. Call 202,731
250 5.125%, 6/15/32 No Opt. Call 244,494
Boggy Branch Community Development District, Jacksonville, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2021
:
455 3.000%, 5/01/31 No Opt. Call 391,521
1,170 3.500%, 5/01/41 5/31 at 100.00 873,265
Boggy Creek Improvement District, Orlando, Florida, Special Assessment
Revenue Bonds, Refunding Series 2023
:
1,100 4.500%, 5/01/33 5/32 at 100.00 1,057,761
1,770 5.125%, 5/01/43 5/32 at 100.00 1,663,910
1,100 Botaniko Community Development District, Weston, Florida, Special
Assessment Bonds, Series 2020, 3.625%, 5/01/40
5/30 at 100.00 844,307
Bradbury Community Development District, Haines City, Florida, Special
Assessment Bonds, Series 2023
:
750 4.375%, 5/01/30, 144A No Opt. Call 724,582
1,685 5.250%, 5/01/43, 144A 5/33 at 100.00 1,566,132
Bridgewater North Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2022
:
325 3.125%, 5/01/27, 144A No Opt. Call 305,293
500 3.500%, 5/01/32, 144A No Opt. Call 436,653
Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2021
:
320 2.375%, 5/01/26 No Opt. Call 299,892
405 2.850%, 5/01/31 No Opt. Call 343,267
1,050 3.150%, 5/01/41 5/31 at 100.00 742,852
Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area Two Series 2022
:
265 4.375%, 5/01/27, 144A No Opt. Call 259,846
350 4.750%, 5/01/32, 144A No Opt. Call 337,345
630 Brookstone Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A
No Opt. Call 619,826
Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022
:
410 4.750%, 5/01/27, 144A No Opt. Call 402,721
181
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 420 5.250%, 5/01/32, 144A No Opt. Call $ 405,640
1,000 5.625%, 5/01/42, 144A 5/37 at 100.00 945,589
215 Bullfrog Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28
11/27 at 100.00 213,995
1,230 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 4.750%, 7/01/24, 144A
No Opt. Call 1,160,797
Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020
:
370 4.000%, 12/15/23, 144A No Opt. Call 368,881
380 4.000%, 12/15/24, 144A No Opt. Call 373,178
300 4.000%, 12/15/25, 144A No Opt. Call 289,717
355 5.000%, 12/15/26, 144A 7/26 at 100.00 347,223
330 5.000%, 12/15/27, 144A 7/26 at 100.00 322,531
350 5.000%, 12/15/28, 144A 7/26 at 100.00 341,506
365 5.000%, 12/15/29, 144A 7/26 at 100.00 354,917
510 5.000%, 12/15/30, 144A 7/26 at 100.00 493,186
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A
:
220 3.000%, 7/01/31, 144A No Opt. Call 187,055
165 4.000%, 7/01/41, 144A 7/31 at 100.00 127,442
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A-2
:
500 2.500%, 7/01/31, 144A No Opt. Call 409,470
750 4.000%, 7/01/41, 144A 7/31 at 100.00 579,283
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A
:
375 3.000%, 12/15/29, 144A No Opt. Call 324,855
1,285 5.000%, 12/15/39, 144A 12/30 at 100.00 1,141,917
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31, 144A
No Opt. Call 197,045
235 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021C, 5.000%, 6/01/41, 144A
6/31 at 100.00 202,928
3,245 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/45, 144A
12/28 at 100.00 2,517,858
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018
:
900 5.900%, 8/15/28, 144A No Opt. Call 907,541
515 6.100%, 8/15/38, 144A 8/28 at 100.00 515,168
1,320 Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A, 4.750%, 7/01/27, 144A
No Opt. Call 1,291,157
Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018
:
5,064 (e) 7.000%, 6/01/28, 144A No Opt. Call 721,619
10,556 (e) 7.250%, 6/01/33, 144A 6/28 at 100.00 1,504,192
1,450 (e) 7.500%, 6/01/48, 144A 6/28 at 100.00 206,620
1,640 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 4.000%, 6/15/29, 144A
6/26 at 100.00 1,523,952
535 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 4.000%, 10/15/29, 144A
10/27 at 100.00 502,636
450 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 4.000%, 10/15/29, 144A
10/27 at 100.00 422,778
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
182
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim
Senior Housing, Inc. Project, Series 2017
:
$ 1,170 5.000%, 8/01/27, 144A 8/24 at 103.00 $ 1,053,933
490 5.375%, 8/01/32, 144A 8/24 at 103.00 405,251
585 Carlton Lakes Community Developement District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%,
11/01/29
11/26 at 100.00 587,047
Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021
:
130 2.250%, 5/01/26 No Opt. Call 121,328
240 2.750%, 5/01/31 No Opt. Call 201,174
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2014
:
185 4.750%, 5/01/24 No Opt. Call 185,023
2,935 5.000%, 5/01/34 5/24 at 100.00 2,928,711
2,625 5.125%, 5/01/45 5/24 at 100.00 2,429,621
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
1,225 5.000%, 5/01/32 5/27 at 100.00 1,222,741
3,810 5.000%, 5/01/48 5/27 at 100.00 3,413,218
Celebration Pointe Community Development District 1, Alachua County,
Florida, Special Assessment Revenue Bonds, Series 2021
:
450 2.375%, 5/01/26 No Opt. Call 421,751
1,090 3.000%, 5/01/31 No Opt. Call 942,598
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2016
:
320 4.125%, 12/15/27 12/26 at 100.00 312,912
500 4.500%, 12/15/32 12/26 at 100.00 482,580
Centre Lake Community Development District, Miami Lakes, Florida,
Special Assessment Bonds, Series 2021
:
230 2.750%, 5/01/26, 144A No Opt. Call 218,058
250 2.750%, 5/01/29, 144A No Opt. Call 223,096
255 3.000%, 5/01/42, 144A 5/31 at 100.00 179,268
Chaparral of Palm Bay Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project, Series 2020A-1
:
180 3.000%, 5/01/25 No Opt. Call 174,739
615 3.250%, 5/01/31 5/30 at 100.00 534,388
Chapel Creek Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021 Project, Series 2021
:
120 2.500%, 5/01/26, 144A No Opt. Call 112,794
855 3.375%, 5/01/41, 144A 5/31 at 100.00 628,165
Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019
:
1,700 5.000%, 10/01/29, (AMT), 144A 10/27 at 100.00 1,655,065
2,500 5.000%, 10/01/34, (AMT), 144A 10/27 at 100.00 2,378,965
300 Coco Palms Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Expansion Area Project, Series 2019,
4.000%, 6/15/29, 144A
No Opt. Call 285,754
3,512 (e) Collier County Industrial Development Authority, Florida, Continuing Care
Community Revenue Bonds, Arlington of Naples Project, Series 2014A,
7.000%, 5/15/24, 144A
No Opt. Call 193,172
183
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 585 Collier County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Gulf Coast Charter Academy South Project,
Series 2017A, 4.100%, 12/01/27, 144A
No Opt. Call $ 555,078
260 Concord Station Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series
2016A-2, 4.125%, 5/01/26
No Opt. Call 255,407
40 Connerton West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2 Phase 2, 4.625%, 5/01/28
No Opt. Call 39,337
Copper Creek Community Development District, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2019
:
90 3.875%, 11/01/24, 144A No Opt. Call 89,014
270 4.000%, 11/01/29, 144A No Opt. Call 257,624
Coral Keys Homes Community Development District, Miami-Dade County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
105 2.750%, 5/01/25 No Opt. Call 101,453
165 3.125%, 5/01/30 No Opt. Call 149,651
1,000 Cordoba Ranch Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Refunding Series 2021,
3.000%, 5/01/37
5/31 at 100.00 775,200
1,080 Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016, 4.250%, 11/01/27
No Opt. Call 1,051,966
Corkscrew Farms Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017
:
170 3.750%, 11/01/23, 144A No Opt. Call 169,843
705 4.500%, 11/01/28, 144A No Opt. Call 689,029
Creek Preserve Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
160 3.875%, 11/01/24, 144A No Opt. Call 158,195
1,200 4.250%, 11/01/30, 144A 11/29 at 100.00 1,139,990
360 Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%,
11/01/27
No Opt. Call 357,224
Creekview Community Development District, Clay County, Florida, Special
Assessment Revenue Bonds, Phase 1 Project Series 2022
:
735 3.875%, 5/01/27 No Opt. Call 709,592
1,000 4.250%, 5/01/32 No Opt. Call 939,001
2,455 4.625%, 5/01/42 5/32 at 100.00 2,143,311
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2018
:
140 4.375%, 11/01/24, 144A No Opt. Call 139,438
795 4.750%, 11/01/29, 144A No Opt. Call 790,859
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2022
:
405 3.400%, 5/01/27 No Opt. Call 389,503
1,000 3.750%, 5/01/32 No Opt. Call 932,867
Cross Creek North Community Development District, Clay County, Florida,
Special Assessment Bonds, Series 2023
:
375 4.500%, 5/01/30 No Opt. Call 363,585
1,000 5.125%, 5/01/43 5/33 at 100.00 924,866
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
184
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 400 Crossings at Fleming Island Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-
1, 4.000%, 5/01/24
No Opt. Call $ 396,396
Crystal Cay Community Development District, Florida, Special Assessment
Bonds, 2021 Project, Series 2021
:
135 2.250%, 5/01/26 No Opt. Call 126,837
325 2.700%, 5/01/31 No Opt. Call 278,136
855 3.050%, 5/01/41 5/31 at 100.00 650,620
1,680 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call 1,392,027
Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bpnds, Series 2020A
:
460 3.000%, 5/01/25, 144A No Opt. Call 445,979
1,290 3.500%, 5/01/30, 144A No Opt. Call 1,159,900
360 4.000%, 5/01/40, 144A 5/31 at 100.00 294,256
Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2023
:
275 4.000%, 5/01/28 No Opt. Call 266,072
450 4.000%, 5/01/33 No Opt. Call 409,521
385 5.000%, 5/01/43 5/33 at 100.00 353,801
Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020
:
160 2.625%, 5/01/25, 144A No Opt. Call 154,545
295 3.250%, 5/01/30, 144A No Opt. Call 262,628
540 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020,
4.000%, 5/01/40, 144A
5/32 at 100.00 442,434
Cypress Preserve Community Development District, Pasco County, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2019
:
955 3.750%, 11/01/31 11/29 at 100.00 859,562
1,670 4.000%, 11/01/39 11/29 at 100.00 1,389,685
Deerbrook Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
345 4.375%, 5/01/30, 144A No Opt. Call 333,684
1,000 5.250%, 5/01/43, 144A 5/33 at 100.00 931,657
Del Webb Oak Creek Community Development District, Lee County,
Florida, Special Assessment Bonds, 2023 Project, Series 2023
:
500 4.125%, 5/01/30 No Opt. Call 483,740
1,070 5.000%, 5/01/43 5/33 at 100.00 990,595
720 Downden West Community Development District, Florida, Revenue
Bonds Series 2018, 4.850%, 5/01/29, 144A
No Opt. Call 717,886
2,535 Durbin Crossing Community Development District, Florida, Special
Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 -
AGM Insured
5/27 at 100.00 2,665,958
DW Bayview Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2022 Assessment Area Series 2022
:
145 4.300%, 5/01/27 No Opt. Call 141,316
175 4.500%, 5/01/32 No Opt. Call 165,481
Eagle Pointe Community Development District, Manatee County, Florida,
Special Assessment Bonds, 2020 Project Assessment Area Series 2020
:
160 3.000%, 5/01/25, 144A No Opt. Call 155,300
185
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 575 3.625%, 5/01/31, 144A 5/30 at 100.00 $ 512,905
East 547 Community Development District, Florida, Special Assessment
Bonds, Area 1 Series 2021
:
90 2.500%, 5/01/26 No Opt. Call 84,476
235 3.000%, 5/01/31 No Opt. Call 201,507
615 3.300%, 5/01/41 5/31 at 100.00 444,197
345 East Bonita Beach Road Community Development District, Bonita Springs,
Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29,
144A
11/28 at 100.00 336,015
East Homestead Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
:
60 3.750%, 11/01/24 No Opt. Call 59,345
280 4.125%, 11/01/29 No Opt. Call 268,916
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2018
:
90 4.250%, 5/01/24 No Opt. Call 89,678
505 4.600%, 5/01/29 No Opt. Call 498,633
East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021
:
325 2.400%, 5/01/26 No Opt. Call 304,484
495 3.000%, 5/01/31 No Opt. Call 422,499
1,265 3.500%, 5/01/41 5/31 at 100.00 940,084
Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020
:
55 2.750%, 5/01/25 No Opt. Call 53,248
110 3.250%, 5/01/30 No Opt. Call 100,769
Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2021
:
325 2.500%, 5/01/26 No Opt. Call 304,673
800 3.100%, 5/01/31 No Opt. Call 690,397
2,000 3.600%, 5/01/41 5/31 at 100.00 1,533,740
Entrada Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021
:
190 2.125%, 5/01/26, 144A No Opt. Call 176,678
370 2.625%, 5/01/31, 144A No Opt. Call 306,728
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1
:
240 4.500%, 11/01/23, 144A No Opt. Call 239,926
1,690 5.000%, 11/01/29, 144A No Opt. Call 1,684,157
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
:
360 3.000%, 5/01/31 No Opt. Call 308,052
715 3.500%, 5/01/41 5/31 at 100.00 528,788
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2021A
:
225 2.450%, 11/01/26, 144A No Opt. Call 208,705
645 3.100%, 11/01/31, 144A No Opt. Call 550,775
1,515 3.400%, 11/01/41, 144A 11/31 at 100.00 1,096,028
420 Epperson Ranch Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28
11/27 at 100.00 416,478
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
186
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Epperson Ranch II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2018A-1
:
$ 110 4.250%, 5/01/24, 144A No Opt. Call $ 109,540
280 5.000%, 5/01/30, 144A 5/29 at 100.00 276,076
230 Esplanade Lake Club Community Development District, Lee County,
Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30
11/29 at 100.00 205,613
435 Estancia at Wiregrass Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%,
11/01/26
No Opt. Call 441,701
Evergreen Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
75 4.125%, 11/01/24, 144A No Opt. Call 74,360
500 4.250%, 11/01/29, 144A No Opt. Call 483,143
350 Finley Woods Community Development District, Florida, Capital
Improvement Bonds, Series 2020, 4.000%, 5/01/40
5/30 at 100.00 285,782
260 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%,
6/15/27, 144A
6/26 at 100.00 255,765
225 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%,
6/15/28, 144A
6/26 at 100.00 220,287
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Cornerstone Charter Schools Project, Series 2022
:
930 5.000%, 10/01/32, 144A 10/29 at 100.00 932,862
2,105 5.000%, 10/01/42, 144A 10/29 at 100.00 1,937,663
1,630 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Creative Inspiration Journey School of St. Cloud, Series 2021A,
5.000%, 6/15/31, 144A
6/29 at 102.00 1,554,660
360 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2014A,
5.750%, 7/01/24
No Opt. Call 360,509
630 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Elementary School Project, Series 2017A,
5.000%, 7/01/27, 144A
No Opt. Call 609,705
3,280 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C,
5.150%, 7/01/27, 144A
No Opt. Call 3,244,608
600 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Dreamers Academy Project, Taxable Series 2022B, 5.250%,
1/15/28, 144A
No Opt. Call 549,968
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Global Outreach Charter Academy, Series 2021A
:
625 4.000%, 6/30/36, 144A 6/28 at 100.00 525,104
765 4.000%, 6/30/41, 144A 6/28 at 100.00 590,192
930 4.000%, 6/30/46, 144A 6/28 at 100.00 672,354
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Innovation Montessori Ocoee Projects, Taxable Series 2022A
:
1,370 5.000%, 7/01/32, 144A No Opt. Call 1,250,654
3,135 5.375%, 7/01/42, 144A 7/32 at 100.00 2,685,981
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Miami Arts Charter School Projects, Series 2014
:
430 5.000%, 6/15/24, 144A No Opt. Call 423,579
187
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 3,750 5.625%, 6/15/29, 144A 6/24 at 100.00 $ 3,389,490
3,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Parrish Charter Academy Inc Series 2023A, 6.250%, 4/23/58,
(Mandatory Put 6/15/28), 144A
6/27 at 100.00 2,913,131
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
905 5.000%, 6/15/25, 144A No Opt. Call 895,515
4,900 6.125%, 6/15/46, 144A 6/25 at 100.00 4,727,918
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A
:
1,750 5.750%, 6/15/29, 144A 6/24 at 100.00 1,751,373
1,510 6.000%, 6/15/34, 144A 6/24 at 100.00 1,513,221
470 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 4.000%,
9/15/30, 144A
9/27 at 100.00 421,407
1,140 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A, 5.125%, 6/15/26, 144A
No Opt. Call 1,133,820
Florida Development Finance Corporation, Educational Facilities Revenue
Refunding Bonds, Central Charter School, Series 2022
:
455 5.000%, 8/15/32, 144A No Opt. Call 438,555
700 5.250%, 8/15/37, 144A 8/32 at 100.00 644,186
61,675 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 61,366,983
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
53,520 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/23 at 101.00 53,347,923
101,970 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/23 at 102.00 97,195,550
75,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/23 at 102.00 72,231,539
31,200 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
10/23 at 101.00 30,628,469
101,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
(Mandatory Put 10/03/23), 144A
10/23 at 100.00 105,560,000
101,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
11/23 at 100.00 100,486,594
500 Florida Development Finance Corporation, Revenue Bonds, IPS Florida
LLC-Idea Florida, Inc. Jacksonville IV, Series 2022, 5.250%, 6/15/29, 144A
6/27 at 100.00 485,354
225 Florida Development Finance Corporation, Senior Living Revenue Bonds,
Glenridge on Palmer Ranch Project, Refunding Series 2021, 5.000%,
6/01/35, 144A
6/28 at 103.00 204,717
675 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2015-1, 3.750%, 7/01/35
1/25 at 100.00 661,316
495 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%,
11/01/27
11/26 at 100.00 486,042
525 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2013, 6.000%, 11/01/27
11/24 at 100.00 530,289
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
188
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 165 Flow Way Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call $ 163,316
525 Forest Brooke Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27
No Opt. Call 518,179
70 Glen St Johns Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38
10/23 at 100.00 69,996
Gracewater Sarasota Community Development District, Sarasota County,
Florida, Capital Improvement Revenue Bonds, Series 2021
:
355 2.400%, 5/01/26, 144A No Opt. Call 332,590
665 2.950%, 5/01/31, 144A No Opt. Call 565,760
530 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.250%, 5/01/26
No Opt. Call 524,661
740 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28
5/24 at 100.00 741,511
960 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Improvement Bonds, Assessment
Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28
5/24 at 100.00 965,179
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 3, Series 2021
:
125 2.625%, 11/01/26, 144A No Opt. Call 115,974
220 3.200%, 11/01/31, 144A No Opt. Call 188,964
560 3.500%, 11/01/41, 144A 11/31 at 100.00 411,301
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Series 2019A
:
95 3.750%, 11/01/24 No Opt. Call 93,835
545 4.125%, 11/01/29 No Opt. Call 523,083
610 Grove Resort Community Development District, Orange County, Florida,
Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28
No Opt. Call 612,568
90 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%,
11/01/27
No Opt. Call 87,380
Hammock Oaks Community Development District, Florida, Special
Assessment Revenue Bonds, Area One Series 2023
:
200 4.875%, 5/01/30, 144A No Opt. Call 196,573
750 5.625%, 5/01/43, 144A 5/33 at 100.00 723,671
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 2 Project, Series 2021
:
120 2.375%, 5/01/26 No Opt. Call 112,726
205 3.000%, 5/01/31 No Opt. Call 176,852
515 3.375%, 5/01/41 5/31 at 100.00 384,639
Hammock Reserve Community Development District, Haines City, Florida,
Special Assessment Revenue Bonds, Area 3 Project, Series 2022
:
425 4.200%, 5/01/27, 144A No Opt. Call 414,046
520 4.400%, 5/01/32, 144A No Opt. Call 495,658
1,455 4.700%, 5/01/42, 144A 5/32 at 100.00 1,274,353
1,485 Harmony Community Development District, Florida, Capital Improvement
Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%,
5/01/25
5/24 at 100.00 1,484,934
189
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Harmony West Community Development District, Osceloa County,
Florida, Special Asssessment Revenue Bonds, Assessment Area 1, Series
2018
:
$ 75 4.125%, 5/01/24, 144A No Opt. Call $ 74,769
425 4.750%, 5/01/29, 144A No Opt. Call 423,750
485 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30
11/29 at 100.00 436,506
150 Hawkstone Community Development District, Florida, Special Assessment
Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30
11/29 at 100.00 136,100
1,740 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28
1/27 at 100.00 1,684,903
655 Heights Community Development District, Florida, Tax Increment &
Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28
No Opt. Call 646,576
110 Hemingway Point Community Development District, Florida, Special
Assessment Bonds, Phase 2 Project, Series 2014, 4.625%, 11/01/24
No Opt. Call 109,681
695 Heritage Harbour North Community Development District, Florida,
Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%,
5/01/27 - AGM Insured
No Opt. Call 718,597
Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1
:
80 4.125%, 11/01/24, 144A No Opt. Call 79,424
450 4.500%, 11/01/29, 144A No Opt. Call 441,315
Hidden Creek North Community Development District, Florida, Special
Assessment Bonds, 2019 Project, Series 2019A-1
:
125 3.500%, 11/01/24 No Opt. Call 123,361
845 4.000%, 11/01/30 11/29 at 100.00 792,464
245 Highland Meadows II Community Development District, Davenport, Polk
County, Florida, Special Assessment Revenue Bonds, Assessment Area
7/7A Project, Series 2019, 3.875%, 11/01/31
11/29 at 100.00 223,209
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020A
:
210 3.250%, 5/01/31 5/30 at 100.00 182,474
420 3.625%, 5/01/40 5/30 at 100.00 323,154
150 Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Area 3 Project, Series 2020A, 3.625%,
5/01/40
5/30 at 100.00 115,412
Highland Meadows West Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2019
:
60 4.000%, 11/01/24, 144A No Opt. Call 59,491
540 4.125%, 11/01/29, 144A No Opt. Call 518,777
Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Assessment Area 4 Project, Series 2018
:
40 4.250%, 6/15/24, 144A No Opt. Call 39,876
245 4.750%, 6/15/29, 144A No Opt. Call 243,079
2,200 Highlands Community Development District, Hillborough County, Florida,
Special Assessment Bonds, Refunding Series 2016, 4.250%, 5/01/31
5/26 at 100.00 2,081,176
225 Hunter's Ridge Community Development District 1, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series 2019,
4.250%, 11/01/29, 144A
No Opt. Call 216,869
33 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%,
5/01/25
5/24 at 100.00 32,915
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
190
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 2,500 Islands at Doral III Community Development District, Doral, Florida,
Special Assessment Bonds, Refunding Series 2013, 4.125%, 5/01/35
10/23 at 100.00 $ 2,340,727
375 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2015, 4.375%,
11/01/25
No Opt. Call 371,307
270 Isles of Bartram Park Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2017, 4.000%,
11/01/27
No Opt. Call 261,667
40 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%,
11/01/24
No Opt. Call 39,891
Kindred Community Development District II, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2021
:
165 2.200%, 5/01/26 No Opt. Call 153,985
235 2.700%, 5/01/31 No Opt. Call 197,228
230 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26
No Opt. Call 225,739
370 Kindred Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27
No Opt. Call 360,592
Kingman Gate Community Development District, Homestead, Florida,
Special Assessment Bonds, Project 2021 Series 2021
:
120 2.500%, 6/15/26 No Opt. Call 113,229
250 3.125%, 6/15/31 No Opt. Call 223,296
750 3.600%, 6/15/41 6/31 at 100.00 599,514
470 Lake Ashton Community Development District, Polk County, Florida,
Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25
No Opt. Call 470,054
3,000 Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at
Waterman Village Project, Series 2020A, 5.500%, 8/15/40
8/27 at 103.00 2,606,441
Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South
Lake Charter School Project, Series 2019A
:
400 5.000%, 1/15/29, 144A No Opt. Call 397,406
550 5.000%, 1/15/39, 144A 7/29 at 100.00 501,586
Lake Deer Community Development District, Polk County Florida, Special
Assessment Revenue Bonds, Series 2022
:
575 4.500%, 5/01/27 No Opt. Call 559,071
670 5.000%, 5/01/32 No Opt. Call 635,881
1,680 5.500%, 5/01/42 5/37 at 100.00 1,559,974
670 Lakes by the Bay South Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24
No Opt. Call 671,089
240 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25
No Opt. Call 239,271
550 Lakeside Community Development District, Pasco County, Florida, Capital
Improvement Revenue Bonds, Series 2018, 4.600%, 5/01/28
No Opt. Call 544,033
Lakeside Preserve Community Development District, Lakeland, Florida,
Special Assessment Bonds, Series 2019
:
25 3.875%, 5/01/24 No Opt. Call 24,854
145 4.250%, 5/01/29 No Opt. Call 140,706
Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021
:
100 2.625%, 5/01/26 No Opt. Call 94,178
120 3.200%, 5/01/31 No Opt. Call 104,998
191
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 325 3.625%, 5/01/41 5/31 at 100.00 $ 245,944
420 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A
No Opt. Call 415,328
275 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%,
5/01/29
No Opt. Call 260,974
Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Star Farms at Lakewood Ranch Project, Series 2021
:
140 2.300%, 5/01/26, 144A No Opt. Call 131,347
210 2.700%, 5/01/31, 144A No Opt. Call 175,779
560 Landings at Miami Coummunity Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2018, 4.125%,
11/01/28, 144A
No Opt. Call 541,955
Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series 2007A
:
2,965 5.250%, 6/15/27 10/23 at 100.00 2,879,103
5,000 5.375%, 6/15/37 10/23 at 100.00 4,638,912
Lee County Industrial Development Authority, Florida, Healthcare Facilities
Revenue Bonds, Preserve Project, Series 2017A
:
325 5.000%, 12/01/27, 144A 10/23 at 105.00 292,814
210 5.375%, 12/01/32, 144A 10/23 at 105.00 173,699
Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021
:
115 2.400%, 5/01/26 No Opt. Call 107,740
135 2.950%, 5/01/31 No Opt. Call 115,081
320 3.350%, 5/01/41 5/31 at 100.00 232,301
LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021A
:
300 2.500%, 5/01/26 No Opt. Call 281,778
700 3.125%, 5/01/31 No Opt. Call 602,860
2,000 3.450%, 5/01/41 5/31 at 100.00 1,480,375
4,445 LTC Rance Residential Community Development District, Port Saint Lucie,
Florida, Special Assessment Bonds, Assessment Area 1 Project, Series
2021B, 3.250%, 5/01/31
10/23 at 100.00 3,862,364
Lucerne Park Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019
:
60 3.800%, 5/01/24 No Opt. Call 59,625
415 4.000%, 5/01/29 No Opt. Call 397,779
Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019
:
345 3.625%, 5/01/24 No Opt. Call 342,505
2,385 3.875%, 5/01/30 No Opt. Call 2,197,268
270 Majorca Isles Community Development District, Mianmi Gardens, Florida,
Special Assessment Bonds, Series 2015, 5.000%, 5/01/25
No Opt. Call 270,092
900 Mediterranea Community Development District, Riviera Beach, Florida,
Special Assessment Bonds, Area 2 Project, Refunding & Improvement
Series 2017, 4.250%, 5/01/29
5/28 at 100.00 873,453
650 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter School
Inc Project, Series 2020A, 4.250%, 6/01/30, 144A
6/26 at 103.00 579,020
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
192
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 1,345 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.250%, 7/01/27, 144A
No Opt. Call $ 1,322,950
Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017
:
600 5.000%, 7/01/25 No Opt. Call 580,652
1,000 5.000%, 7/01/28 7/27 at 100.00 925,679
1,000 5.000%, 7/01/29 7/27 at 100.00 909,744
1,315 5.000%, 7/01/30 7/27 at 100.00 1,180,014
1,605 5.000%, 7/01/31 7/27 at 100.00 1,421,659
695 5.000%, 7/01/32 7/27 at 100.00 606,904
3,145 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 4.750%,
11/01/27
No Opt. Call 3,143,869
12,835 (c),(d) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005D, 6.494%, 7/01/33 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 12,781,618
12,830 (c),(d) Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2005E, 6.494%, 7/01/34 - AMBAC Insured (TSFR1M
reference rate + 1.050% spread), (UB)
10/23 at 100.00 12,739,216
7,400 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022A,
6.000%, 11/01/52, 144A
11/36 at 100.00 7,133,817
13,600 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Edison Tower Apartments, Series 2022B,
5.000%, 11/01/26, 144A
No Opt. Call 13,428,122
13,015 Miami-Dade County Housing Finance Authority, Florida, Multifamily
Mortgage Revenue Bonds, Wynwood Works, Series 2023B, 5.780%,
6/01/27, (Mandatory Put 6/01/26), 144A
No Opt. Call 12,874,877
160 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24
No Opt. Call 159,817
250 Miami-Dade County Industrial Development Authority, Florida, Revenue
Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%,
9/15/25, 144A
No Opt. Call 246,715
1,000 Miami-Dade County Industrual Development Authority, Florida, Revenue
Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32
1/28 at 100.00 989,271
850 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 5.000%, 10/01/34
10/31 at 100.00 922,469
Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
:
500 5.200%, 5/01/27, 144A No Opt. Call 501,775
1,105 5.450%, 5/01/32, 144A 11/30 at 100.00 1,122,219
2,620 5.850%, 5/01/37, 144A 11/30 at 100.00 2,660,762
3,570 6.100%, 5/01/42, 144A 11/30 at 100.00 3,618,737
865 Midtown Miami Community Development District, Florida, Special
Assessment Revenue Bonds, Infrastrusture Project, Refunding Series
2014B, 4.250%, 5/01/24
10/23 at 100.00 862,097
125 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29
No Opt. Call 125,115
2,110 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
10/23 at 100.00 2,106,424
193
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Mirada II Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2021
:
$ 505 2.500%, 5/01/26 No Opt. Call $ 475,024
760 3.125%, 5/01/31 No Opt. Call 658,655
1,505 Miromar Lakes Community Development District, Lee County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%,
5/01/28
5/25 at 100.00 1,507,759
285 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2014, 4.750%, 11/01/25
11/24 at 100.00 285,035
535 Naples Reserve Community Development District, Collier County, Florida,
Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A
11/28 at 100.00 527,240
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2021
:
160 2.625%, 5/01/26 No Opt. Call 150,759
320 3.125%, 5/01/31 No Opt. Call 276,680
North AR-1 of Pasco Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021A
:
210 2.625%, 5/01/26, 144A No Opt. Call 197,872
295 3.250%, 5/01/31, 144A No Opt. Call 257,339
700 3.550%, 5/01/41, 144A 5/31 at 100.00 524,013
North Boulevard Community Development District, Haines, Polk County,
Florida, Special Assessment Bonds, Series 2019
:
35 4.250%, 11/01/24 No Opt. Call 34,757
305 4.750%, 11/01/29 No Opt. Call 301,034
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019
:
105 3.625%, 5/01/24 No Opt. Call 104,235
725 4.000%, 5/01/30 5/29 at 100.00 682,319
North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 2, Series 2021
:
225 2.450%, 11/01/26 No Opt. Call 207,827
500 3.000%, 11/01/31 No Opt. Call 422,981
1,585 3.375%, 11/01/41 11/31 at 100.00 1,154,780
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2020
:
265 2.625%, 5/01/25 No Opt. Call 255,222
490 3.125%, 5/01/30 No Opt. Call 431,502
North Powerline Road Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
195 4.750%, 5/01/27, 144A No Opt. Call 191,476
255 5.250%, 5/01/32, 144A No Opt. Call 245,281
1,850 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28
No Opt. Call 1,789,747
1,465 North Springs Improvement District, Broward County, Florida, Special
Assessment Bonds, Parkland Bay Unit Area, Series 2018, 4.250%, 5/01/28,
144A
No Opt. Call 1,432,187
500 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%,
8/01/24
No Opt. Call 499,332
1,400 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%,
8/01/32
8/27 at 100.00 1,393,430
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
194
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 1,055 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 4.650%,
8/01/25
No Opt. Call $ 1,052,520
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2018A
:
190 4.500%, 8/01/24 No Opt. Call 189,533
1,100 4.875%, 8/01/29 No Opt. Call 1,100,691
Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2021
:
705 2.300%, 8/01/26 No Opt. Call 655,996
1,310 2.875%, 8/01/31 No Opt. Call 1,106,563
235 Oaks Shady Creek Community Development District, Florida, Special
Assessment Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 232,187
285 Old Hickory Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2020, 3.000%, 6/15/30
No Opt. Call 254,830
490 Orchid Grove Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25
No Opt. Call 487,199
3,850 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2,
0.000%, 10/01/42
10/29 at 63.69 1,304,537
Osceola Village Center Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
:
65 2.375%, 5/01/26, 144A No Opt. Call 60,903
175 2.875%, 5/01/31, 144A No Opt. Call 148,370
370 3.300%, 5/01/41, 144A 5/31 at 100.00 266,913
775 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27
5/25 at 100.00 735,857
Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding
Series 2022
:
200 4.000%, 6/01/26 No Opt. Call 193,518
1,250 4.000%, 6/01/31 6/27 at 103.00 1,128,885
915 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/29, 144A
No Opt. Call 920,564
775 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call 754,054
Park East Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2021
:
180 2.400%, 11/01/26, 144A No Opt. Call 164,122
655 2.875%, 11/01/31, 144A No Opt. Call 540,713
1,300 3.150%, 11/01/41, 144A 11/31 at 100.00 902,771
Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
:
130 3.100%, 5/01/25 No Opt. Call 126,262
335 3.375%, 5/01/30 No Opt. Call 297,887
Parkland Preserve Community Development District, Saint Johns County,
Florida, Special Assessment Revenue Bonds, Series 2019A
:
60 4.500%, 5/01/24 No Opt. Call 59,865
815 4.750%, 5/01/30 No Opt. Call 799,493
195
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2023
:
$ 505 4.000%, 5/01/30 No Opt. Call $ 478,599
1,540 5.125%, 5/01/43 5/33 at 100.00 1,409,116
Parrish Lakes Community Development District, Manatee County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2, Series 2023A
:
700 4.625%, 5/01/30, 144A No Opt. Call 677,786
1,155 5.375%, 5/01/43, 144A 5/33 at 100.00 1,076,218
Parrish Plantation Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
:
335 3.125%, 5/01/31 No Opt. Call 290,357
1,000 3.500%, 5/01/41 5/31 at 100.00 748,553
Peace Creek Community Development District, Winter Haven, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
:
500 4.250%, 6/15/30, 144A No Opt. Call 484,565
1,475 5.125%, 6/15/43, 144A 6/33 at 100.00 1,393,591
7,355 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
10/23 at 100.00 7,376,942
Pine Isle Community Development District, Miami-Dade County, Florida,
Special Assessment Bonds, Series 2021
:
165 2.375%, 12/15/26, 144A No Opt. Call 153,394
230 3.000%, 12/15/31, 144A No Opt. Call 201,483
8,165 Pinellas County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Mease Life, Inc. Project, Refunding Series 2021, 7.000%,
1/01/57, 144A
10/23 at 108.00 7,374,294
225 Pinellas County Industrial Development Authority, Florida, Industrial
Development Revenue Bonds, Drs. Kiran & Pallavi Patel 2017 Foundation
for Global Understanding, Inc., Project, Series 2019, 5.000%, 7/01/39
7/29 at 100.00 213,459
265 Poinciana West Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%,
5/01/30
5/27 at 100.00 267,344
Preserve at South Branch Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021
:
150 2.500%, 5/01/26 No Opt. Call 141,962
350 3.000%, 5/01/31 No Opt. Call 309,134
750 3.500%, 5/01/41 5/31 at 100.00 589,520
Ranches at Lake McLeod Community Development District, Polk County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
175 4.625%, 6/15/30, 144A No Opt. Call 170,769
620 5.250%, 6/15/43, 144A 6/33 at 100.00 584,376
285 Randal Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25
No Opt. Call 281,591
1,635 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25
No Opt. Call 1,651,998
Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021
:
235 2.400%, 5/01/26 No Opt. Call 220,984
70 2.850%, 5/01/31 No Opt. Call 59,958
195 3.150%, 5/01/41 5/31 at 100.00 142,350
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
196
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 360 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement
Series 2015, 4.250%, 5/01/25
No Opt. Call $ 357,067
650 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28
11/26 at 100.00 638,165
875 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 855,822
Reunion West Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022
:
225 3.000%, 5/01/24, 144A No Opt. Call 222,633
225 3.000%, 5/01/25, 144A No Opt. Call 218,920
285 3.000%, 5/01/26, 144A No Opt. Call 273,417
290 3.000%, 5/01/27, 144A No Opt. Call 272,546
400 3.000%, 5/01/28, 144A No Opt. Call 369,936
425 3.000%, 5/01/29, 144A No Opt. Call 386,731
455 3.000%, 5/01/30, 144A No Opt. Call 403,035
440 3.000%, 5/01/31, 144A No Opt. Call 382,574
1,305 3.000%, 5/01/36, 144A 5/32 at 100.00 1,038,162
Reunion West Community Development District, Osceola County, Florida,
Special Assessment Bonds, Area 5 Project, Series 2019
:
70 3.750%, 5/01/24 No Opt. Call 69,598
500 4.000%, 5/01/30 5/29 at 100.00 471,967
Rhodine Road North Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2022
:
100 2.600%, 5/01/27 No Opt. Call 93,563
195 3.000%, 5/01/32 No Opt. Call 170,301
495 3.300%, 5/01/42 5/32 at 100.00 369,247
River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
:
305 2.375%, 5/01/26 No Opt. Call 285,564
350 3.000%, 5/01/31 No Opt. Call 298,737
1,000 3.375%, 5/01/41 5/31 at 100.00 732,010
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-1
:
1,000 3.000%, 5/01/31 No Opt. Call 859,632
1,000 3.000%, 5/01/36 5/31 at 100.00 762,558
River Hall Community Development District, Lee County, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2021A-2
:
1,000 3.000%, 5/01/31 No Opt. Call 859,632
1,000 3.000%, 5/01/36 5/31 at 100.00 762,558
475 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-
2, 4.375%, 5/01/28
No Opt. Call 466,202
Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
150 2.400%, 5/01/26 No Opt. Call 140,531
300 3.000%, 5/01/31 No Opt. Call 256,060
1,040 3.500%, 5/01/41 5/31 at 100.00 768,218
Rivers Edge III Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
:
155 2.400%, 5/01/26, 144A No Opt. Call 145,200
300 3.000%, 5/01/31, 144A No Opt. Call 256,787
780 3.500%, 5/01/41, 144A 5/31 at 100.00 575,746
197
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 270 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26
No Opt. Call $ 269,288
Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
:
285 3.875%, 5/01/30 No Opt. Call 261,907
805 4.625%, 5/01/40 5/30 at 100.00 705,480
1,885 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.250%, 11/01/28
11/27 at 100.00 1,899,882
Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
:
100 4.375%, 11/01/23, 144A No Opt. Call 99,961
640 4.875%, 11/01/28, 144A No Opt. Call 639,996
Rolling Oaks Community Development District, Osceola County, Florida,
Special Assessment Bonds, 2022 Assessment Area, Series 2022
:
235 5.625%, 5/01/29, 144A No Opt. Call 234,267
830 6.250%, 5/01/42, 144A 5/33 at 100.00 824,543
Rye Ranch Community Development District, Florida, Special Assessment
Revenue Bonds, Pod B - Assessment Area 1 Series 2023
:
200 5.000%, 11/01/30, 144A No Opt. Call 196,729
750 5.750%, 11/01/43, 144A 11/33 at 100.00 717,292
135 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2014, 6.125%, 11/01/27
11/24 at 100.00 136,782
425 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A
11/27 at 100.00 413,671
1,000 Saint Augustine Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, 2022 Project, Series 2022,
5.375%, 6/15/42
6/33 at 100.00 949,054
10,650 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021B, 2.720%, 10/01/24,
(Mandatory Put 4/01/24), 144A
4/24 at 100.00 10,358,039
Saltmeadows Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2022
:
160 4.625%, 5/01/29 No Opt. Call 157,143
1,000 5.250%, 5/01/42 5/33 at 100.00 936,825
Sawgrass Village Community Development District, Manatee County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
:
715 4.875%, 5/01/30, 144A No Opt. Call 696,579
2,360 5.500%, 5/01/43, 144A 5/33 at 100.00 2,206,971
2,305 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.125%, 5/01/41, 144A
5/31 at 100.00 1,859,338
Scenic Terrace South Community Development District, Lake Hamilton,
Florida, Special Assessment Revenue Bonds, Series 2022 Project, Series
2022
:
485 3.750%, 5/01/27, 144A No Opt. Call 465,254
820 4.125%, 5/01/32, 144A No Opt. Call 760,397
Seaton Creek Reserve Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series
2023
:
250 4.625%, 6/15/30, 144A No Opt. Call 243,956
825 5.250%, 6/15/43, 144A 6/33 at 100.00 777,589
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
198
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Sedona Point Community Development District, Florida, Special
Assessment Bonds, Project Series 2023
:
$ 275 4.125%, 6/15/30 No Opt. Call $ 265,449
825 5.000%, 6/15/43 6/33 at 100.00 770,046
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A
:
5,000 5.000%, 11/15/29 11/26 at 103.00 4,460,742
2,000 5.250%, 11/15/39 11/26 at 103.00 1,575,093
5,200 5.500%, 11/15/49 11/26 at 103.00 3,842,128
1,500 5.750%, 11/15/54 11/26 at 103.00 1,128,254
85 Shell Point Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Refunding Series 2019, 4.000%,
11/01/24, 144A
No Opt. Call 84,193
Sherwood Manor Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area One, Series 2018
:
65 4.000%, 11/01/23, 144A No Opt. Call 64,957
540 4.625%, 11/01/29, 144A No Opt. Call 532,256
Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021
:
310 2.500%, 6/15/26 No Opt. Call 290,425
500 3.100%, 6/15/31 No Opt. Call 432,272
220 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28,
144A
No Opt. Call 219,893
60 Silverado Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A
No Opt. Call 59,714
205 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015,
4.375%, 5/01/25
5/24 at 101.00 203,512
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A
:
195 3.625%, 11/01/23 No Opt. Call 194,802
1,125 4.500%, 11/01/28 11/27 at 100.00 1,107,038
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Phase 3B, Refunding
Series 2021
:
175 2.500%, 5/01/26 No Opt. Call 164,779
325 3.100%, 5/01/31 No Opt. Call 279,399
1,000 3.400%, 5/01/41 5/31 at 100.00 727,830
415 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%,
11/01/28
11/27 at 100.00 412,584
1,145 Solterra Resort Community Development District, Polk County, Florida,
Special Assessment Bonds, Series 2018, 4.750%, 5/01/29
No Opt. Call 1,136,929
South Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Area 1 Series 2021
:
95 2.375%, 6/15/26 No Opt. Call 89,301
175 2.875%, 6/15/31 No Opt. Call 152,284
500 3.250%, 6/15/41 6/31 at 100.00 375,122
700 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29
5/27 at 100.00 700,198
199
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2018
:
$ 105 4.000%, 5/01/24 No Opt. Call $ 104,527
595 4.625%, 5/01/29 5/28 at 100.00 587,932
195 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%,
5/01/26
No Opt. Call 192,606
1,925 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24,
144A
No Opt. Call 1,930,291
Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series
2021
:
220 2.400%, 5/01/26 No Opt. Call 206,112
425 2.800%, 5/01/31 No Opt. Call 357,650
1,025 3.125%, 5/01/41 5/31 at 100.00 715,467
Southern Grove Community Development District 5, Florida, Special
Assessment Infrastructure Bonds, Series 2019
:
55 2.875%, 5/01/24 No Opt. Call 54,315
295 3.250%, 5/01/29 No Opt. Call 270,382
370 3.600%, 5/01/34 5/29 at 100.00 313,820
Spencer Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2019
:
75 3.750%, 5/01/24 No Opt. Call 74,516
430 4.375%, 5/01/29 No Opt. Call 419,915
110 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area One Project, Series 2014,
4.750%, 11/01/24
No Opt. Call 109,830
1,100 Spring Lake Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Area Two Project, Series 2017,
4.500%, 11/01/28, 144A
11/27 at 100.00 1,083,787
Stellar North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
:
150 2.450%, 5/01/26, 144A No Opt. Call 140,299
355 3.000%, 5/01/31, 144A No Opt. Call 303,004
950 3.200%, 5/01/41, 144A 5/31 at 100.00 667,807
Stillwater Community Development District, Saint John's County, Florida,
Special Assessment Bonds,  2021 Project Series 2021
:
245 2.375%, 6/15/26, 144A No Opt. Call 228,858
200 3.000%, 6/15/31, 144A No Opt. Call 170,769
Stonewater Community Development District, Cape Coral, Florida, Special
Assessment Revenue Bonds, Refunding Series 2021
:
165 2.250%, 11/01/26, 144A No Opt. Call 152,253
355 3.000%, 11/01/32, 144A No Opt. Call 294,933
750 3.300%, 11/01/41, 144A 11/32 at 100.00 541,699
230 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
1, 5.000%, 11/01/27
No Opt. Call 228,403
505 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-
3, 5.875%, 11/01/29
10/23 at 101.00 510,135
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
200
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 240 Stoneybrook North Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area Two Project, Series 2022,
5.500%, 11/01/29, 144A
No Opt. Call $ 239,743
1,000 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, 2019
Assessment Area Series 2019NM, 4.000%, 6/15/30
6/29 at 100.00 945,534
550 Stoneybrook South at Championsgate Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K
Assessment Area, Series 2017, 4.000%, 12/15/28
No Opt. Call 532,600
340 Stoneybrook South Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area Two-A
Project, Series 2014, 4.750%, 11/01/24
No Opt. Call 340,096
505 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2019,
3.625%, 12/15/30
12/29 at 100.00 455,459
625 Storey Creek Community Development District, Osceloa County, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2022,
5.200%, 6/15/42, 144A
6/32 at 100.00 584,596
Storey Drive Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Series 2022
:
160 2.550%, 6/15/27, 144A No Opt. Call 147,003
375 3.000%, 6/15/32, 144A No Opt. Call 315,835
1,000 3.250%, 6/15/42, 144A 6/32 at 100.00 717,618
Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area Four Project, Series 2021
:
70 2.375%, 6/15/26, 144A No Opt. Call 65,544
170 2.875%, 6/15/31, 144A No Opt. Call 147,933
645 Storey Park Community Development District, Orlando, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project, Series 2015,
4.500%, 11/01/26
11/25 at 100.00 639,696
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1
:
65 4.000%, 11/01/23, 144A No Opt. Call 64,960
450 5.000%, 11/01/29, 144A 11/28 at 100.00 449,515
125 Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2020, 3.750%,
5/01/40
5/30 at 100.00 97,600
Summer Woods Community Development District, Manatee County,
Florida, Special Assessment Bonds, Area 3, Series 2021
:
150 2.500%, 5/01/26, 144A No Opt. Call 141,062
300 3.150%, 5/01/31, 144A No Opt. Call 259,995
720 3.450%, 5/01/41, 144A 5/31 at 100.00 531,150
Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 1 Series 2020
:
70 2.500%, 5/01/25 No Opt. Call 67,440
165 3.250%, 5/01/30 No Opt. Call 150,890
Summerstone Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Phase 2 Series 2021
:
185 2.200%, 5/01/26, 144A No Opt. Call 173,117
300 2.750%, 5/01/31, 144A No Opt. Call 257,849
725 3.150%, 5/01/41, 144A 5/31 at 100.00 533,229
201
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.000%, 7/01/25
1/24 at 100.00 $ 500,717
200 Tapestry Community Development District, Florida, Special Assessment
Revenue Bonds, Series 2016, 4.250%, 5/01/26
No Opt. Call 197,066
Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
:
270 3.875%, 5/01/24 No Opt. Call 268,427
1,545 4.125%, 5/01/29 No Opt. Call 1,482,470
4,315 4.500%, 5/01/39 5/29 at 100.00 3,802,616
Timber Creek Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018
:
50 4.125%, 11/01/24, 144A No Opt. Call 49,596
400 4.625%, 11/01/29, 144A No Opt. Call 393,645
Timber Creek Southwest Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2021
:
425 2.350%, 12/15/26, 144A No Opt. Call 392,287
800 3.000%, 12/15/31, 144A No Opt. Call 676,025
210 Tolomato Community Development District, Florida, Special Assessment
Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A
No Opt. Call 206,485
975 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A
No Opt. Call 981,277
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022A
:
1,755 3.000%, 5/01/30 - AGM Insured, 144A No Opt. Call 1,608,689
1,865 3.000%, 5/01/32 - AGM Insured, 144A No Opt. Call 1,663,058
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022B
:
1,545 3.000%, 5/01/32, 144A No Opt. Call 1,314,787
6,000 3.250%, 5/01/40, 144A 5/32 at 100.00 4,410,379
Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2022C
:
1,635 2.800%, 5/01/27, 144A No Opt. Call 1,536,011
1,675 3.200%, 5/01/32, 144A No Opt. Call 1,444,529
9,310 3.400%, 5/01/40, 144A 5/32 at 100.00 6,991,402
505 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28
No Opt. Call 500,835
700 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29
No Opt. Call 665,536
575 Toscana Isles Community Development District, Venice, Florida, Special
Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27
11/26 at 102.00 585,094
735 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%,
12/15/31
12/29 at 100.00 653,358
150 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 150,323
720 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018, 5.000%, 5/01/28
No Opt. Call 721,554
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3B Project, Series 2019
:
35 3.500%, 5/01/24 No Opt. Call 34,719
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
202
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 365 4.000%, 5/01/30 No Opt. Call $ 344,937
Towne Park Community Development District, Florida, Special Assessment
Bonds, Area 3C Project, Series 2019
:
85 3.625%, 5/01/25 No Opt. Call 83,422
500 4.000%, 5/01/31 5/30 at 100.00 466,865
100 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016, 5.000%, 11/01/28
11/26 at 100.00 100,530
550 Tradition Community Development District 1, Port Saint Lucie, Florida,
Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%,
10/01/27
No Opt. Call 535,150
Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021
:
260 2.300%, 5/01/26 No Opt. Call 243,693
115 2.700%, 5/01/31 No Opt. Call 96,343
135 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1,
5.000%, 11/01/26
No Opt. Call 135,160
410 Trevesta Community Development District, Manatee County, Florida,
Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project,
Series 2018, 4.750%, 11/01/29, 144A
No Opt. Call 406,149
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Series 2019A
:
65 3.875%, 5/01/24 No Opt. Call 64,621
500 4.125%, 5/01/29 No Opt. Call 482,230
Triple Creek Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Village N&P Project, Series 2021
:
480 2.500%, 11/01/26 No Opt. Call 444,630
250 3.000%, 11/01/31 No Opt. Call 212,034
1,000 3.500%, 11/01/41 11/31 at 100.00 744,618
185 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%,
5/01/25
No Opt. Call 184,868
400 Trout Creek Community Development District, Saint Johns County,
Florida, Capital Improvement Revenue Bonds, Series 2018, 5.000%,
5/01/28
No Opt. Call 399,337
TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C,
Series 2018
:
55 4.000%, 11/01/24 No Opt. Call 54,460
500 4.500%, 11/01/29 No Opt. Call 489,578
1,415 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F,
Series 2017, 4.125%, 11/01/28, 144A
11/27 at 100.00 1,369,404
215 TSR Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%,
11/01/25
No Opt. Call 212,818
4,500 Tuckers Pointe Community Development District, Charlotte County,
Florida, Special Assessment Notes, Master Infrastructure Project, Series
2022, 3.625%, 5/01/32
10/23 at 100.00 3,937,431
215 Turtle Run Community Development District, Florida, Special Assessment
Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28
No Opt. Call 207,883
203
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1
:
$ 265 5.000%, 11/01/23 No Opt. Call $ 264,928
1,595 5.750%, 11/01/28 No Opt. Call 1,605,454
Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2
:
130 5.000%, 11/01/23 No Opt. Call 129,965
1,330 6.000%, 11/01/31 No Opt. Call 1,350,695
145 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-
2, 4.200%, 5/01/26
No Opt. Call 142,699
Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019
:
1,510 3.375%, 12/15/30 12/29 at 100.00 1,336,091
2,990 3.750%, 12/15/39 12/29 at 100.00 2,386,607
Two Rivers East Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, 2023 Project Series 2023
:
1,000 4.875%, 5/01/30, 144A No Opt. Call 975,531
4,400 5.750%, 5/01/43, 144A 5/33 at 100.00 4,210,643
Two Rivers North Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
495 4.625%, 5/01/27, 144A No Opt. Call 484,456
600 4.875%, 5/01/32, 144A No Opt. Call 576,507
1,540 5.125%, 5/01/42, 144A 5/32 at 100.00 1,418,550
Two Rivers West Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2022 Project, Series 2022
:
425 5.250%, 5/01/28, 144A No Opt. Call 422,486
650 5.375%, 5/01/33, 144A No Opt. Call 640,921
2,280 6.000%, 5/01/43, 144A 5/33 at 100.00 2,223,528
220 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27
No Opt. Call 219,097
495 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 1 Series 2017A-1,
5.000%, 11/01/27, 144A
No Opt. Call 494,078
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-1
:
100 4.125%, 11/01/24, 144A No Opt. Call 99,177
685 4.500%, 11/01/30, 144A 11/29 at 100.00 662,549
200 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment  Area 2 Series 2019A-2,
5.250%, 5/01/49, 144A
No Opt. Call 181,772
Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021
:
43 2.400%, 5/01/26, 144A No Opt. Call 39,817
125 2.950%, 5/01/31, 144A No Opt. Call 106,367
115 3.350%, 5/01/41, 144A 5/31 at 100.00 83,178
Varrea South Community Development District, Plant City, Florida, Capital
Improvement Revenue Bonds, 2023 Assessment Area Series 2023
:
340 4.250%, 5/01/30, 144A No Opt. Call 330,294
1,075 5.125%, 5/01/43, 144A 5/33 at 100.00 1,009,828
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
204
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2020 Project, Series 2020
:
$ 240 3.000%, 5/01/25, 144A No Opt. Call $ 233,324
760 3.500%, 5/01/31, 144A No Opt. Call 678,583
V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021
:
370 2.600%, 5/01/26 No Opt. Call 349,350
685 3.125%, 5/01/31 No Opt. Call 595,775
1,500 3.625%, 5/01/41 5/31 at 100.00 1,148,542
315 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.000%, 11/01/27
No Opt. Call 322,439
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series
2021
:
170 2.500%, 5/01/26, 144A No Opt. Call 159,674
95 2.500%, 5/01/26, 144A No Opt. Call 89,230
320 3.100%, 5/01/31, 144A No Opt. Call 275,101
155 3.100%, 5/01/31, 144A No Opt. Call 133,252
685 3.600%, 5/01/41, 144A 5/31 at 100.00 512,799
370 3.600%, 5/01/41, 144A 5/31 at 100.00 276,987
Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area One-Gardens East Project, Series
2018A
:
75 4.000%, 11/01/24 No Opt. Call 74,342
65 4.000%, 11/01/24 No Opt. Call 64,430
390 4.500%, 11/01/29 No Opt. Call 382,287
375 4.500%, 11/01/29 No Opt. Call 367,583
230 Veranda Community Development District II, Florida, Special Assessment
Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B,
5.875%, 11/01/32
10/23 at 101.00 232,408
585 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 568,324
460 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28
11/27 at 100.00 446,887
320 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28
11/27 at 100.00 313,751
110 Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25
No Opt. Call 105,457
Verano 2 Community Development District, Florida, Special Assessment
Revenue Bonds, District 2 Pod E Project, Series 2020
:
80 2.875%, 5/01/25 No Opt. Call 76,696
285 3.250%, 5/01/31 5/30 at 100.00 247,643
Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 1 Assessment Area, Series 2021
:
250 2.375%, 5/01/26 No Opt. Call 234,908
350 3.000%, 5/01/31 No Opt. Call 302,162
1,000 3.375%, 5/01/41 5/31 at 100.00 735,258
265 Verano 3 Community Development District, Florida, Special Assessment
Bonds, Phase 2 Assessment Area, Series 2022, 5.875%, 11/01/29
No Opt. Call 266,289
765 Village Community Development District 13, Wildwood, Florida, Special
Assessment Revenue Bonds, Series 2021, 1.800%, 5/01/26
No Opt. Call 713,830
205
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 1,500 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.375%, 5/01/33, 144A
5/31 at 100.00 $ 1,461,570
1,250 Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2,
5.500%, 11/01/29, 144A
No Opt. Call 1,256,451
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Refunding Series 2022
:
150 2.700%, 5/01/27, 144A No Opt. Call 138,219
220 3.150%, 5/01/32, 144A No Opt. Call 186,773
550 3.450%, 5/01/42, 144A 5/32 at 100.00 396,149
Villages of Glen Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 4, Series 2022
:
185 4.625%, 5/01/27, 144A No Opt. Call 181,531
250 4.875%, 5/01/32, 144A No Opt. Call 241,488
750 5.125%, 5/01/42, 144A 5/32 at 100.00 690,456
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Area 5 Project, Series 2023
:
300 4.875%, 5/01/30, 144A No Opt. Call 292,301
950 5.625%, 5/01/43, 144A 5/33 at 100.00 909,858
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2019
:
45 3.750%, 5/01/24 No Opt. Call 44,711
225 4.000%, 5/01/29 No Opt. Call 215,601
Villamar Community Development District, Winter Haven, Florida, Special
Assessment Revenue Bonds, Series 2020
:
135 2.625%, 5/01/25 No Opt. Call 129,999
240 3.200%, 5/01/30 No Opt. Call 212,214
Waterford Community Development District, Hernando County, Florida,
Capital Improvement Revenue Bonds, Assessment Area One, Series 2023
:
200 4.500%, 5/01/30 No Opt. Call 193,900
585 5.375%, 5/01/43 5/33 at 100.00 550,283
1,780 Waterset Central Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%,
11/01/29, 144A
11/28 at 100.00 1,754,080
465 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%,
11/01/25
11/24 at 100.00 463,825
Waterset South Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2022
:
115 5.000%, 5/01/27 No Opt. Call 114,290
205 5.375%, 5/01/32 No Opt. Call 202,912
1,000 5.900%, 5/01/42 5/32 at 100.00 985,533
400 Wesbridge Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29
No Opt. Call 371,650
West Hillcrest Community Development District, Pasco County, Florida,
Special Assessment Bonds, 2023 Project Series 2023
:
420 4.500%, 6/15/30, 144A No Opt. Call 407,908
900 5.250%, 6/15/43, 144A 6/33 at 100.00 846,266
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021
:
155 2.500%, 5/01/26 No Opt. Call 145,621
355 3.125%, 5/01/31 No Opt. Call 307,546
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
206
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 810 3.500%, 5/01/41 5/31 at 100.00 $ 606,453
2,840 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 3, Refunding Series 2017, 4.000%, 5/01/27
No Opt. Call 2,766,070
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 4, Series 2016
:
625 4.250%, 11/01/26 No Opt. Call 614,486
210 4.625%, 11/01/31 11/26 at 100.00 203,547
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Master Infrastructure, Series 2019
:
135 4.000%, 5/01/24 No Opt. Call 134,399
995 4.250%, 5/01/29 No Opt. Call 966,297
135 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%,
5/01/29, 144A
No Opt. Call 131,106
465 West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 7 Villages F-3 and G-1B Series 2023, 6.000%,
5/01/43
5/34 at 100.00 460,765
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 8 Master Infrastructure, Series 2021
:
310 2.500%, 5/01/26 No Opt. Call 291,245
525 3.125%, 5/01/31 No Opt. Call 452,738
1,500 3.500%, 5/01/41 5/31 at 100.00 1,116,074
West Villages Improvement District, Florida, Special Assessment Revenue
Bonds, Unit of Development 9 Series 2023
:
660 4.625%, 5/01/30, 144A No Opt. Call 644,981
1,500 5.375%, 5/01/43, 144A 5/33 at 100.00 1,424,215
810 Westside Community Development District, Florida, Special Assessment
Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A
No Opt. Call 765,248
Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021
:
245 2.500%, 5/01/26 No Opt. Call 230,815
500 3.000%, 5/01/31 No Opt. Call 430,961
1,500 3.250%, 5/01/41 5/31 at 100.00 1,085,652
Westview North Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, 2022 Project, Series 2022
:
440 5.000%, 6/15/29, 144A No Opt. Call 434,394
250 5.750%, 6/15/42, 144A 6/32 at 100.00 244,104
Westview South Community Development District, Osceola and Polk
Counties, Florida, Special Assessment Bonds, Assessment Area 1 Project
Series 2023
:
1,000 4.875%, 5/01/28, 144A No Opt. Call 981,977
1,665 5.375%, 5/01/43, 144A 5/33 at 100.00 1,553,305
Willow Hammock Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Series 2017
:
115 3.500%, 11/01/23, 144A No Opt. Call 114,874
725 4.000%, 11/01/28, 144A 11/27 at 100.00 698,406
330 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2017,
4.000%, 5/01/28
No Opt. Call 319,076
Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series 2019
:
55 3.800%, 5/01/24 No Opt. Call 54,657
207
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 24.4% (continued)
$ 305 4.000%, 5/01/29 No Opt. Call $ 292,514
Willows Community Development District, Florida, Special Assessment
Bonds, Series 2019
:
110 3.875%, 5/01/24 No Opt. Call 109,359
510 4.370%, 5/01/29 No Opt. Call 497,509
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 1 Project, Series 2021
:
190 2.400%, 5/01/26 No Opt. Call 178,050
410 2.950%, 5/01/31 No Opt. Call 348,814
945 3.350%, 5/01/41 5/31 at 100.00 687,691
Wind Meadows South Community Development District, Bartow, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series 2023
:
265 4.500%, 5/01/30, 144A No Opt. Call 257,640
920 5.375%, 5/01/43, 144A 5/33 at 100.00 869,411
170 Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series
2015, 4.375%, 11/01/25
No Opt. Call 168,274
Winding Cypress Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2019
:
30 3.750%, 11/01/24 No Opt. Call 29,632
185 4.250%, 11/01/29 No Opt. Call 178,746
610 Windsor at Westside Community Development District, Osceola County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%,
11/01/27
No Opt. Call 595,776
400 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26
No Opt. Call 394,847
Woodcreek Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1, Series 2022
:
200 5.200%, 5/01/32 No Opt. Call 199,581
400 5.700%, 5/01/42 5/33 at 100.00 394,572
795 Wynnmere East Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%,
5/01/29
5/28 at 100.00 795,533
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021
:
140 2.500%, 5/01/26, 144A No Opt. Call 131,496
260 3.000%, 5/01/31, 144A No Opt. Call 221,919
640 3.375%, 5/01/41, 144A 5/34 at 100.00 466,911
Zephyr Lakes Community Development District, Pasco County, Florida,
Capital Improvement Revenue Bonds, Series 2019
:
90 4.375%, 11/01/24, 144A No Opt. Call 89,493
500 4.750%, 11/01/29, 144A No Opt. Call 495,112
Total Florida 1,104,416,650
Georgia - 1.8%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
2,455 (e) 6.000%, 1/01/23 No Opt. Call 1,104,750
9,250 (e) 6.500%, 1/01/29 1/28 at 100.00 4,162,500
2,540 (e) 6.750%, 1/01/35 1/28 at 100.00 1,143,000
1,670 (e) 7.000%, 1/01/40 1/28 at 100.00 751,500
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
208
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 1.8% (continued)
Cobb County Development Authority, Georgia, Student Housing Revenue
Bonds, Kennesaw State University Real Estate Foundations Projects,
Refunding Series 2014C
:
$ 50 (f) 5.000%, 7/15/24, (ETM) No Opt. Call $ 50,415
930 5.000%, 7/15/26 7/24 at 100.00 933,334
70 (f) 5.000%, 7/15/26, (Pre-refunded 7/15/24) 7/24 at 100.00 70,582
930 5.000%, 7/15/27 7/24 at 100.00 933,975
70 (f) 5.000%, 7/15/27, (Pre-refunded 7/15/24) 7/24 at 100.00 70,581
935 5.000%, 7/15/29 7/24 at 100.00 938,138
65 (f) 5.000%, 7/15/29, (Pre-refunded 7/15/24) 7/24 at 100.00 65,540
165 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%,
10/01/24
10/23 at 100.00 164,372
Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project, Series 2021A
:
4,000 4.000%, 4/01/41, 144A 4/28 at 103.00 2,887,076
6,000 4.000%, 4/01/51, 144A 4/28 at 103.00 3,816,361
3,000 Fulton County Residential Care Facilities for the Elderly Authority, Georgia,
Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding
Series 2016, 5.000%, 7/01/31
10/23 at 103.00 2,965,668
385 Gainesville and Hall County Development Authority, Georgia, Educational
Facilities Revenue Bonds, Riverside Military Academy, Refunding Series
2017, 5.000%, 3/01/27
No Opt. Call 357,890
1,000 Macon-Bibb County Urban Development Authority, Georgia, Multifamily
Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A,
5.200%, 12/01/53
12/23 at 102.00 830,098
320 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27,
144A
No Opt. Call 314,578
9,745 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 9,731,566
19,350 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 18,249,978
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023E-1
:
6,500 5.000%, 12/01/53, (Mandatory Put 6/01/31) 3/31 at 100.08 6,577,941
25,000 (c),(d) 5.264%, 12/01/53, (Mandatory Put 6/01/31) (SOFR*0.67% reference rate +
1.700% spread), (UB)
3/31 at 100.00 24,839,392
510 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/41 - AGM Insured
1/30 at 100.00 462,108
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A
:
160 4.000%, 1/01/46 1/30 at 100.00 136,292
425 4.000%, 1/01/51 1/30 at 100.00 351,914
Total Georgia 81,909,549
Hawaii - 0.5%
1,575 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.250%, 7/01/27, 144A
10/23 at 100.00 1,575,288
19,025 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A
7/27 at 100.00 18,945,494
Total Hawaii 20,520,782
209
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho - 0.5%
$ 825 Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project,
Series 2014, 4.375%, 7/01/34
7/24 at 100.00 $ 820,594
Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016
:
2,085 5.000%, 9/01/26 No Opt. Call 2,058,436
1,000 5.000%, 9/01/37 9/26 at 100.00 922,167
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/41, 144A
7/26 at 103.00 822,687
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021
:
645 4.000%, 5/01/31, 144A 11/25 at 100.00 567,536
2,565 4.000%, 5/01/41, 144A 11/25 at 100.00 1,896,650
13,420 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022A, 6.000%,
7/15/29, 144A
7/25 at 104.00 12,918,170
440 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Pinecrest Academy of Idaho Project, Series 2022B, 5.500%,
7/15/29
7/25 at 104.00 415,293
5,725 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 4,132,072
Total Idaho 24,553,605
Illinois - 5.1%
820 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%,
12/30/27
No Opt. Call 789,613
230 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment
Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%,
12/30/23
No Opt. Call 229,300
1,205 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway
Redevelopment Project, Series 2007A, 5.700%, 5/01/36
10/23 at 100.00 1,160,468
Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South
Berwyn Corridor Project, Series 2020
:
1,435 4.000%, 12/01/28, 144A No Opt. Call 1,321,926
3,920 4.500%, 12/01/33, 144A 12/28 at 100.00 3,394,547
1,724 (e) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24
10/23 at 100.00 1,706,821
1,645 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.000%, 3/01/33
3/28 at 100.00 1,531,202
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016
:
24,265 5.750%, 4/01/33 4/27 at 100.00 25,427,631
20,835 5.750%, 4/01/34 4/27 at 100.00 21,804,351
2,985 5.750%, 4/01/35 4/27 at 100.00 3,115,642
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017
:
300 5.000%, 4/01/33 4/27 at 100.00 304,854
1,370 5.000%, 4/01/34 4/27 at 100.00 1,390,446
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2018
:
1,240 5.000%, 4/01/33 4/28 at 100.00 1,267,162
1,535 5.000%, 4/01/34 4/28 at 100.00 1,566,422
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
210
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 5.1% (continued)
$ 1,610 5.000%, 4/01/35 4/28 at 100.00 $ 1,636,034
1,270 5.000%, 4/01/36 4/28 at 100.00 1,284,196
3,205 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
10/23 at 100.00 2,957,182
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
:
6,480 5.250%, 12/01/35 12/24 at 100.00 6,286,711
9,000 5.250%, 12/01/39 12/24 at 100.00 8,557,002
2,395 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
10/23 at 100.00 2,302,548
10,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A
12/27 at 100.00 10,785,187
650 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 653,842
4,730 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 4,615,443
2,035 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/33
12/28 at 100.00 2,044,907
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
:
20,000 7.000%, 12/01/26 12/25 at 100.00 21,048,262
100 7.000%, 12/01/44 12/25 at 100.00 102,953
5,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/38
12/30 at 100.00 4,826,906
3,246 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc.
Redevelopment Project-Whole Foods Warehouse & Distribution Facility,
Series 2016A, 5.000%, 3/15/34, 144A
10/23 at 100.00 3,096,776
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A
:
215 5.000%, 1/01/27 1/24 at 100.00 215,446
715 5.000%, 1/01/35 1/24 at 100.00 716,482
Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A
:
15,500 5.625%, 1/01/31 1/27 at 100.00 16,107,333
220 6.000%, 1/01/38 1/27 at 100.00 228,518
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/34
1/25 at 100.00 1,007,995
250 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/27
No Opt. Call 255,590
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
30 5.000%, 1/01/24 No Opt. Call 30,043
1,535 5.500%, 1/01/35 1/25 at 100.00 1,547,707
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/35
1/29 at 100.00 5,208,963
2,418 Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie
Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34
10/23 at 100.00 2,219,838
1,390 Governors State University Board of Trustes, Illinois, Certificates of
Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28
- BAM Insured
7/27 at 100.00 1,445,741
211
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 5.1% (continued)
Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding
Series 2018
:
$ 335 5.000%, 1/01/24 No Opt. Call $ 334,965
2,690 5.000%, 1/01/30 1/27 at 100.00 2,661,409
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A
:
1,740 4.000%, 7/01/31, 144A No Opt. Call 1,397,567
4,470 5.000%, 7/01/41, 144A 7/31 at 100.00 3,340,251
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A
:
510 5.250%, 12/01/25, 144A No Opt. Call 513,192
1,815 5.500%, 12/01/30, 144A 12/25 at 100.00 1,833,608
1,580 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2013, 6.000%, 9/01/32
10/23 at 100.00 1,581,357
4,750 Illinois Finance Authority, Education Revenue Bonds, Noble Network of
Charter Schools, Series 2015, 5.000%, 9/01/32
9/24 at 100.00 4,722,637
Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017
:
5,575 5.000%, 5/15/33 5/24 at 103.00 4,990,885
2,750 5.500%, 5/15/54 5/24 at 103.00 2,029,192
Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015
:
615 4.125%, 5/01/45 5/25 at 100.00 537,879
120 (f) 4.125%, 5/01/45, (Pre-refunded 5/01/25) 5/25 at 100.00 119,998
115 4.125%, 5/01/45 5/25 at 100.00 114,999
Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated
Group, Refunding Series 2016
:
645 5.000%, 5/15/26 No Opt. Call 291,862
1,275 5.000%, 5/15/40 5/26 at 100.00 576,938
6,400 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 4,931,471
15,520 Illinois Finance Authority, Revenue Bonds, mHUB Chicago Project Series
2023, 5.420%, 10/01/38, 144A
4/33 at 100.00 14,874,610
1,500 Illinois Finance Authority, Revenue Bonds, Plymouth Place Inc., TEMPS-60
Series 2022B-2, 5.250%, 11/15/27
2/24 at 100.00 1,474,902
Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2019A
:
1,600 6.000%, 4/01/38, 144A 10/28 at 100.50 1,463,895
2,700 6.125%, 4/01/58, 144A 10/28 at 100.50 2,331,998
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
165 5.000%, 8/15/24 No Opt. Call 165,903
375 5.000%, 8/15/25 No Opt. Call 379,895
105 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 97,787
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B
:
300 5.000%, 12/15/31 12/27 at 100.00 306,474
745 5.000%, 12/15/33 12/27 at 100.00 760,768
500 5.000%, 12/15/34 12/27 at 100.00 509,726
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
212
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 5.1% (continued)
$ 1,472 Minooka, Illinois, Special Assessment Bonds, Refunding Improvement
Series 2014, 5.000%, 12/01/24 - AGM Insured
No Opt. Call $ 1,481,552
440 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 414,247
488 North Pullman Chicago Neighborhood Initiatives, Inc., Illinois, Certificates
of Participation, Gotham Greens Greenhouse Facility, Redevelopment
Project, Series 2018A, 6.000%, 3/15/34, 144A
10/23 at 100.00 467,875
2,240 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans
Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 2,196,770
South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service
Area 3, Refunding Series 2019A
:
320 4.000%, 12/01/25 No Opt. Call 308,652
330 4.000%, 12/01/26 No Opt. Call 314,096
345 4.000%, 12/01/27 No Opt. Call 325,150
355 4.000%, 12/01/28 No Opt. Call 330,234
370 4.000%, 12/01/29 12/28 at 100.00 340,242
385 4.000%, 12/01/30 12/28 at 100.00 349,348
400 4.000%, 12/01/31 12/28 at 100.00 359,892
420 4.000%, 12/01/32 12/28 at 100.00 376,007
435 4.000%, 12/01/33 12/28 at 100.00 385,135
450 4.000%, 12/01/34 12/28 at 100.00 395,411
3,725 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
10/23 at 100.00 3,740,009
1,905 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34
3/25 at 100.00 1,687,370
870 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29
3/25 at 100.00 811,543
405 Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special
Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%,
3/01/29
3/25 at 100.00 377,787
845 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26
10/23 at 100.00 844,465
Total Illinois 232,041,943
Indiana - 0.7%
1,025 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch at
Cook Road Project, Series 2018, 5.300%, 1/01/32, 144A
1/24 at 105.00 880,693
160 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of
Fort Wayne Project, Series 2017, 5.125%, 1/01/32
10/23 at 105.00 135,348
1,830 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A
6/30 at 100.00 1,637,737
1,735 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27
No Opt. Call 1,729,601
Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A
:
165 5.000%, 12/01/30, 144A 12/27 at 103.00 150,993
255 5.000%, 12/01/40, 144A 12/27 at 103.00 206,239
450 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016,
6.250%, 12/01/24, 144A
No Opt. Call 453,001
213
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana - 0.7% (continued)
$ 3,415 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/37
9/32 at 100.00 $ 3,213,702
Indiana Finance Authority, Health Facilities Revenue Bonds, Good
Samaritan Hospital Project, Series 2016A
:
2,330 5.500%, 4/01/33 4/26 at 100.00 2,349,820
1,275 5.500%, 4/01/34 4/26 at 100.00 1,286,221
2,500 5.000%, 4/01/37 4/26 at 100.00 2,433,441
325 (f) Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call 325,000
11,005 Indiana Housing and Community Development Authority, Multifamily
Housing Revenue Bonds, Vita of New Whiteland Project, Series 2022,
6.750%, 1/01/43
1/33 at 100.00 10,318,189
270 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.050%, 4/01/26
4/24 at 102.00 257,842
2,284 (e) Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%,
12/01/28, (AMT)
No Opt. Call 23
190 Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of
Terre Haute Project, Series 2017, 5.100%, 1/01/32
10/23 at 105.00 160,440
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013
:
190 5.875%, 1/01/24, (AMT) No Opt. Call 191,055
6,415 7.000%, 1/01/44, (AMT) 1/24 at 100.00 6,457,295
Total Indiana 32,186,640
Iowa - 0.4%
875 Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center
Project, Series 2003. ARCs, 4.750%, 8/15/32 - AMBAC Insured
No Opt. Call 875,000
5,895 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 5,717,865
5,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Taxable Series 2023C, 4.850%, 7/01/43
1/33 at 100.00 4,910,078
5,425 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
10/23 at 100.00 5,316,093
Total Iowa 16,819,036
Kansas - 0.9%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson
Regional Medical Center, Inc., Series 2016
:
375 5.000%, 12/01/27 12/26 at 100.00 359,995
400 5.000%, 12/01/28 12/26 at 100.00 380,803
300 5.000%, 12/01/41 12/26 at 100.00 253,470
Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A
:
750 5.250%, 11/15/33 11/23 at 103.75 641,771
1,790 5.500%, 11/15/38 11/23 at 103.75 1,436,161
1,100 (e) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B, 5.250%, 12/15/29
10/23 at 100.00 550,000
Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012
:
7,485 4.375%, 12/15/23 10/23 at 100.00 6,721,234
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
214
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kansas - 0.9% (continued)
$ 7,250 5.250%, 12/15/29 10/23 at 100.00 $ 3,733,750
2,145 6.000%, 12/15/32 10/23 at 100.00 951,856
1,000 Prairie Village, Kansas, Special Obligation Tax Increment Revenue Bonds,
Meadowbrook TIF Project, Refunding Series 2021, 3.125%, 4/01/36
4/28 at 100.00 775,115
3,495 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.500%, 5/15/48
10/23 at 100.00 2,829,754
1,730 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2018I, 5.000%, 5/15/47
5/25 at 103.00 1,135,030
895 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2019III, 5.000%, 5/15/50
5/26 at 103.00 572,527
730 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 642,110
23,425 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 21,653,911
Total Kansas 42,637,487
Kentucky - 0.4%
5,500 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 3,879,502
1,130 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.000%, 2/01/26
No Opt. Call 1,136,481
1,150 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022B, 3.700%, 1/01/32, (AMT)
No Opt. Call 1,090,959
5,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 4,947,166
570 Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015,
5.000%, 11/15/25
No Opt. Call 553,412
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
2,000 5.000%, 7/01/33 7/25 at 100.00 2,013,570
4,295 5.000%, 7/01/40 7/25 at 100.00 4,207,660
Total Kentucky 17,828,750
Louisiana - 1.6%
2,250 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation
Project, Series 2002, 6.800%, 2/01/27
10/23 at 100.00 2,253,718
3,055 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/39
12/29 at 100.00 2,505,097
Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A
:
1,775 4.800%, 6/15/29, 144A 6/28 at 100.00 1,715,608
500 5.500%, 6/15/38, 144A 6/28 at 100.00 478,108
Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
:
190 3.375%, 6/01/27, 144A No Opt. Call 175,996
250 3.750%, 6/01/32, 144A No Opt. Call 215,443
215
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 1.6% (continued)
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2021
:
$ 385 2.375%, 6/01/26 No Opt. Call $ 358,919
695 2.875%, 6/01/31 No Opt. Call 583,796
Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022
:
245 4.450%, 6/01/27 No Opt. Call 240,608
250 5.000%, 6/01/32 No Opt. Call 243,305
750 5.375%, 6/01/42 6/32 at 100.00 716,355
1,115 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 1,151,676
5,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana, LLC
Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 3,790,310
410 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish
GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A
11/28 at 100.00 418,533
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westside Habilitation Center
Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A
2/27 at 100.00 928,594
715 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A
6/27 at 100.00 695,389
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A
:
300 5.000%, 6/01/31, 144A No Opt. Call 279,321
1,805 5.000%, 6/01/41, 144A 6/31 at 100.00 1,464,134
1,000 5.250%, 6/01/51, 144A 6/31 at 100.00 778,153
730 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A
4/27 at 100.00 696,867
9,120 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
10/23 at 100.00 9,017,847
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, BBR
Schools - Materra Campus Project, Series 2021A
:
600 4.000%, 6/01/31, 144A 6/26 at 100.00 533,574
1,350 4.000%, 6/01/41, 144A 6/26 at 100.00 1,005,397
810 (e) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A, 5.000%, 6/01/31, 144A
No Opt. Call 567,000
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Jefferson
Rise Charter School Project, Series 2022A, 6.000%, 6/01/37, 144A
6/31 at 100.00 463,041
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A
:
435 6.125%, 6/01/37, 144A 6/31 at 100.00 417,295
185 6.375%, 6/01/52, 144A 6/31 at 100.00 168,642
965 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 729,668
Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017
:
500 (e) 5.000%, 7/01/27 No Opt. Call 425,000
1,745 (e) 5.000%, 7/01/28 7/27 at 100.00 1,483,250
1,680 (e) 5.000%, 7/01/29 7/27 at 100.00 1,428,000
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
216
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 1.6% (continued)
$ 1,695 (e) 5.000%, 7/01/30 7/27 at 100.00 $ 1,440,750
1,000 (e) 5.000%, 7/01/32 7/27 at 100.00 850,000
750 (e) 5.000%, 7/01/33 7/27 at 100.00 637,500
1,500 (e) 5.000%, 7/01/37 7/27 at 100.00 1,275,000
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015
:
430 5.000%, 5/15/25 No Opt. Call 434,760
475 5.000%, 5/15/27 5/25 at 100.00 480,817
Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A
:
145 6.625%, 12/15/23 No Opt. Call 145,230
770 8.375%, 12/15/43 12/23 at 100.00 771,057
4,000 (e) Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, (AMT),
144A
No Opt. Call 40
980 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/27, (AMT)
No Opt. Call 996,264
New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014
:
500 5.000%, 6/01/24 No Opt. Call 503,192
500 5.000%, 6/01/25 6/24 at 100.00 503,211
835 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/26
12/24 at 100.00 841,922
3,990 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 4,217,238
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 3,626,727
10,190 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 10,853,554
2,735 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 2,890,763
3,625 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 3,683,070
265 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24
No Opt. Call 263,201
Total Louisiana 70,342,940
Maine - 0.4%
6,800 Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella
Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, (AMT),
(Mandatory Put 8/01/25), 144A
No Opt. Call 6,808,309
11,050 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade
Corporation Project, Series 2001, 6.875%, 10/01/26, (AMT)
10/23 at 100.00 11,068,560
Total Maine 17,876,869
Maryland - 0.8%
165 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24
No Opt. Call 164,405
Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017
:
2,210 5.000%, 9/01/31 9/27 at 100.00 2,124,837
1,000 5.000%, 9/01/32 9/27 at 100.00 957,591
1,500 5.000%, 9/01/33 9/27 at 100.00 1,433,995
217
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland - 0.8% (continued)
$ 2,360 5.000%, 9/01/35 9/27 at 100.00 $ 2,223,982
500 5.000%, 9/01/36 9/27 at 100.00 464,060
2,650 5.000%, 9/01/42 9/27 at 100.00 2,284,432
3,485 5.000%, 9/01/46 9/27 at 100.00 2,910,265
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
:
260 5.000%, 6/15/24 No Opt. Call 261,271
275 5.000%, 6/15/25 6/24 at 100.00 276,382
385 5.000%, 6/15/26 6/24 at 100.00 387,012
345 5.000%, 6/15/27 6/24 at 100.00 347,109
550 Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A, 4.000%, 9/01/27
No Opt. Call 533,684
2,100 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 4.750%, 6/01/31
6/26 at 100.00 2,040,768
875 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.875%, 6/01/42, 144A
6/31 at 100.00 803,970
580 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A
2/26 at 100.00 560,116
8,410 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
10/23 at 100.00 8,480,770
Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
:
3,360 (e) 5.000%, 12/01/22 No Opt. Call 2,016,000
6,895 (e) 5.000%, 12/01/31 10/23 at 100.00 4,137,000
1,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
10/23 at 100.00 600,000
Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017
:
270 5.000%, 7/01/27 No Opt. Call 271,719
190 5.000%, 7/01/29 7/27 at 100.00 190,435
325 5.000%, 7/01/30 7/27 at 100.00 325,304
375 5.000%, 7/01/31 7/27 at 100.00 374,257
530 5.000%, 7/01/37 10/23 at 100.00 509,075
385 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A
No Opt. Call 381,092
750 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/42, 144A
5/30 at 100.00 683,277
695 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A
1/26 at 100.00 674,600
600 Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018, 5.000%, 7/01/30, 144A
7/28 at 100.00 590,503
Total Maryland 37,007,911
Massachusetts - 0.0%
Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019
:
225 4.000%, 6/15/24 No Opt. Call 223,214
490 5.000%, 6/15/29 6/26 at 100.00 489,243
530 5.000%, 6/15/39 6/26 at 100.00 496,819
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
218
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts - 0.0% (continued)
$ 315 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.000%, 7/15/24
10/23 at 100.00 $ 315,072
Total Massachusetts 1,524,348
Michigan - 0.4%
Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019
:
75 3.500%, 11/01/24 No Opt. Call 73,388
410 3.875%, 11/01/29 11/27 at 102.00 378,155
85 5.000%, 11/01/34 11/27 at 102.00 82,189
220 Conner Creek Academy East, Michigan, Public School Revenue Bonds,
Series 2007, 5.000%, 11/01/26
10/23 at 100.00 208,689
County of Calhoun Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, Oaklawn Hospital, Refunding Series 2016
:
1,915 5.000%, 2/15/30 2/27 at 100.00 1,891,789
2,010 5.000%, 2/15/31 2/27 at 100.00 1,976,150
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - NPFG Insured
10/23 at 100.00 5,004
825 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 828,329
1,250 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021, 4.000%,
5/01/31
No Opt. Call 1,082,910
705 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
4.000%, 2/01/29
2/27 at 102.00 657,925
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project, Refunding
Series 2021, 3.500%, 9/01/30
No Opt. Call 859,190
605 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Madison Academy Project, Refunding Series 2021,
4.250%, 12/01/39
12/27 at 100.00 453,611
1,320 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 982,959
6,500 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2023A, 4.700%, 12/01/43
6/32 at 100.00 6,329,391
600 Saline Economic Development Corporation, Michigan, Limited Obligation
Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series
2012, 5.250%, 6/01/32
10/23 at 100.00 542,004
1,115 Universal Academy, Michigan, Public School Academy Bonds, Refunding
Series 2021, 4.000%, 12/01/40
12/28 at 103.00 926,328
580 Warren Academy, Macomb County, Michigan, Revenue Bonds, Public
School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A
5/27 at 100.00 527,993
Total Michigan 17,806,004
Minnesota - 1.6%
Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint
Croix Preparatory Academy, Refunding Series 2016A
:
320 3.500%, 8/01/26 No Opt. Call 302,596
400 3.500%, 8/01/27 8/26 at 100.00 371,683
270 4.000%, 8/01/28 8/26 at 100.00 251,687
415 4.000%, 8/01/29 8/26 at 100.00 381,043
219
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.6% (continued)
$ 260 4.000%, 8/01/30 8/26 at 100.00 $ 235,726
300 4.000%, 8/01/31 8/26 at 100.00 268,697
455 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Taxable Series 2021B, 6.000%, 6/15/27
No Opt. Call 417,858
Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A
:
325 4.750%, 7/01/25 No Opt. Call 315,109
630 5.250%, 7/01/30 7/25 at 100.00 586,829
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A
:
375 4.000%, 7/01/28 7/24 at 102.00 354,910
540 5.000%, 7/01/31 7/24 at 102.00 529,104
Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A
:
1,415 3.875%, 7/01/29 7/27 at 102.00 1,275,711
1,680 5.000%, 7/01/34 7/27 at 102.00 1,530,792
2,135 5.000%, 7/01/39 7/27 at 102.00 1,858,218
685 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call 668,680
50 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 4.400%, 7/01/25
No Opt. Call 49,240
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Saint Luke's Hospital of Duluth Obligated
Group, Series 2022A,  Forward Delivery
:
500 5.000%, 6/15/29 No Opt. Call 500,918
500 5.000%, 6/15/30 No Opt. Call 500,919
500 5.000%, 6/15/31 No Opt. Call 500,959
500 5.000%, 6/15/32 No Opt. Call 501,004
625 5.000%, 6/15/33 6/32 at 100.00 626,142
600 4.000%, 6/15/34 6/32 at 100.00 546,237
260 4.000%, 6/15/35 6/32 at 100.00 233,484
425 4.000%, 6/15/36 6/32 at 100.00 373,698
425 4.000%, 6/15/37 6/32 at 100.00 363,928
300 4.000%, 6/15/39 6/32 at 100.00 246,736
Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A
:
420 4.000%, 7/01/24 No Opt. Call 416,942
500 5.000%, 7/01/29 7/24 at 100.00 489,469
Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A
:
225 3.250%, 6/01/31 6/29 at 102.00 185,961
170 4.000%, 6/01/41 6/29 at 102.00 124,148
2,100 Independence, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2021A, 5.000%, 7/01/56, 144A
7/27 at 100.00 1,529,543
550 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
10/23 at 100.00 550,980
1,880 Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds,
Ecumen Second Century & Owatonna Senior Living Project, Refunding
Series 2014A, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/23 at 100.00 1,843,762
Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds,
Haven Homes, Inc. Project, Series 2019
:
500 4.250%, 7/01/39 7/25 at 102.00 384,337
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
220
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.6% (continued)
$ 500 5.000%, 7/01/39 7/25 at 102.00 $ 427,152
850 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.250%, 6/01/42
6/32 at 100.00 772,720
230 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Taxable Series 2022B, 5.500%, 6/01/27
No Opt. Call 225,470
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship
Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A
12/27 at 100.00 508,267
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hennepin
Schools Project, Series 2021A
:
1,685 4.000%, 7/01/31 No Opt. Call 1,521,286
4,350 4.000%, 7/01/41 7/31 at 100.00 3,348,044
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A
:
890 5.000%, 7/01/32 No Opt. Call 855,776
550 5.375%, 7/01/42 7/32 at 100.00 494,995
295 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Taxable Series 2022B, 5.750%, 7/01/25
No Opt. Call 289,228
585 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero
Academy Project, Series 2017A, 5.500%, 7/01/27, 144A
No Opt. Call 580,466
1,840 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 4.250%, 12/01/27, 144A
No Opt. Call 1,771,906
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Venture
Academy Project, Series 2022A
:
650 5.000%, 6/01/32, 144A 6/30 at 102.00 590,554
2,365 5.250%, 6/01/42, 144A 6/30 at 102.00 2,020,513
4,035 5.250%, 6/01/52, 144A 6/30 at 102.00 3,271,701
3,005 5.500%, 6/01/57, 144A 6/30 at 102.00 2,477,188
Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St.
Anthony Falls Project, Refunding Series 2015
:
165 4.000%, 3/01/24 10/23 at 100.00 164,557
325 4.000%, 3/01/27 10/23 at 100.00 317,360
Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A
:
190 4.150%, 9/01/24 No Opt. Call 187,488
1,100 5.000%, 9/01/34 9/24 at 100.00 1,016,111
2,285 Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen
Second Century & Owatonna Senior Living Project, Refunding Series
2014B, 4.500%, 9/01/44, (Mandatory Put 9/01/24)
10/23 at 100.00 2,235,675
1,090 (e) Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester
Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26
No Opt. Call 872,000
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A
:
6,165 5.500%, 6/01/42, 144A 6/30 at 102.00 5,485,130
10,650 5.750%, 6/01/52, 144A 6/30 at 102.00 9,306,461
2,000 5.875%, 6/01/57, 144A 6/30 at 102.00 1,746,949
595 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 3.750%, 4/01/26
No Opt. Call 548,246
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023
:
4,210 4.500%, 3/01/33, 144A No Opt. Call 3,930,160
221
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.6% (continued)
$ 6,045 5.250%, 3/01/43, 144A 3/33 at 100.00 $ 5,296,416
200 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Great River School Project, Series 2017A,
4.750%, 7/01/29, 144A
7/27 at 100.00 193,924
Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A
:
500 4.000%, 12/01/24 No Opt. Call 489,074
700 4.500%, 12/01/29 12/24 at 100.00 649,937
Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
:
875 4.000%, 10/01/26 No Opt. Call 836,426
1,115 4.750%, 10/01/31 10/26 at 100.00 1,031,516
90 Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds,
Bluffview Montessori School Project, Refunding Series 2016, 3.750%,
6/01/26
6/24 at 100.00 84,976
Woodbury Housing and Redevelopment Authority, Minnesota, Revenue
Bonds, Saint Therese of Woodbury, Series 2014
:
200 4.000%, 12/01/23 No Opt. Call 199,475
400 4.000%, 12/01/24 No Opt. Call 393,008
Total Minnesota 73,457,205
Mississippi - 0.2%
1,390 (e) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A,
4.000%, 10/15/30, 144A
10/26 at 100.00 1,236,257
2,700 (e) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate
Series 2019B, 4.000%, 10/15/49, (Mandatory Put 4/15/29), 144A
10/26 at 100.00 2,197,187
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
3,615 5.000%, 9/01/41 9/26 at 100.00 3,493,422
4,635 5.000%, 9/01/46 9/26 at 100.00 4,324,287
Total Mississippi 11,251,153
Missouri - 0.8%
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 709,562
570 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
10/23 at 103.00 587,555
Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A
:
875 5.000%, 3/01/27 No Opt. Call 875,444
1,400 5.000%, 3/01/28 3/27 at 100.00 1,401,808
700 5.000%, 3/01/30 3/27 at 100.00 701,160
200 5.000%, 3/01/31 3/27 at 100.00 200,190
3,525 5.000%, 3/01/36 3/27 at 100.00 3,490,171
920 Kansas City Industrial Development Authority, Missouri, Revenue Bonds,
Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A
9/24 at 103.00 758,273
1,100 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 906,348
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
222
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri - 0.8% (continued)
Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding Series
2017A
:
$ 1,000 5.000%, 5/15/25 No Opt. Call $ 971,470
1,075 5.000%, 5/15/26 No Opt. Call 1,025,788
1,080 5.000%, 5/15/27 No Opt. Call 1,012,268
1,150 5.250%, 5/15/28 5/27 at 100.00 1,069,954
2,645 5.250%, 5/15/31 5/27 at 100.00 2,395,399
Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B
:
1,435 4.375%, 2/01/31, 144A 2/28 at 100.00 1,225,478
2,750 5.000%, 2/01/40, 144A 2/28 at 100.00 2,141,032
1,800 5.000%, 2/01/50, 144A 2/28 at 100.00 1,278,891
660 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A
No Opt. Call 646,271
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Christian Homes Inc., Senior Living Facilities Series 2018
:
925 5.000%, 5/15/26 5/25 at 103.00 418,562
5,515 5.000%, 5/15/40 5/25 at 103.00 2,495,538
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021
:
2,515 4.000%, 10/01/31 No Opt. Call 2,343,050
2,135 4.000%, 10/01/34 10/31 at 100.00 1,917,516
Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds, Series
2021
:
150 3.000%, 5/01/30 5/29 at 100.00 132,040
500 3.125%, 5/01/35 5/29 at 100.00 399,303
1,095 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%,
8/15/25
No Opt. Call 1,082,102
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016
:
895 5.000%, 11/15/27 11/25 at 100.00 874,691
990 5.000%, 11/15/29 11/25 at 100.00 960,312
1,095 5.000%, 11/15/31 11/25 at 100.00 1,053,278
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%,
12/01/25
No Opt. Call 495,835
2,360 Saint Louis Industrial Development Authority, Missouri, Revenue Bonds,
Confluence Academy Project, Series 2022A, 5.500%, 6/15/42, 144A
6/31 at 100.00 2,062,586
535 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
10/23 at 103.00 551,611
1,890 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 3.875%, 11/15/29
11/26 at 100.00 1,606,205
500 The Industrial Development Authority of the County of St. Louis, Missouri,
Transportation Development Refunding Revenue Bonds, Series 2019B,
4.375%, 3/01/33, 144A
3/27 at 100.00 437,924
Total Missouri 38,227,615
223
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Montana - 0.1%
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A
:
$ 1,000 5.000%, 5/15/27 5/25 at 102.00 $ 964,083
1,180 5.250%, 5/15/30 5/25 at 102.00 1,115,540
435 5.250%, 5/15/32 5/25 at 102.00 403,041
Total Montana 2,482,664
Nebraska - 1.1%
50,000 (c),(d) Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, SOFR Series 2022-2, 5.738%, 5/01/53, (Mandatory Put 10/01/29)
(SOFR*0.67% reference rate + 2.180% spread), (UB)
7/29 at 100.00 49,978,600
Total Nebraska 49,978,600
Nevada - 0.7%
410 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24
No Opt. Call 409,746
1,095 Clark County, Nevada, Local Improvement Bonds, Special Improvement
District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28
8/25 at 100.00 1,097,367
1,054 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2017B, 5.125%, 12/15/37, (AMT), 144A
12/27 at 100.00 816,721
2,971 (g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 1,974,841
2,000 (g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 1,304,481
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
9,567 5.875%, 12/15/27, (AMT), 144A No Opt. Call 9,650,110
2,935 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 2,624,439
Henderson, Nevada, Limited Obligation Bonds, Local Improvement
District T-18 Inspirada, Refunding Series 2016
:
1,535 4.000%, 9/01/32 9/26 at 100.00 1,398,314
660 4.000%, 9/01/35 9/26 at 100.00 579,396
750 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38
9/28 at 100.00 723,467
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 808 & 810 Summerlin Village 23B, Refunding Series 2014
:
430 5.000%, 6/01/24 No Opt. Call 431,293
695 5.000%, 6/01/25 6/24 at 100.00 696,995
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015
:
450 5.000%, 12/01/26 12/25 at 100.00 451,482
1,405 5.000%, 12/01/28 12/25 at 100.00 1,402,925
320 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 273,164
285 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A,
5.000%, 7/15/27
7/25 at 100.00 281,735
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
224
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada - 0.7% (continued)
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
:
$ 645 4.250%, 6/01/34 12/28 at 100.00 $ 596,893
785 4.500%, 6/01/39 12/28 at 100.00 712,456
North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area, Series 2017
:
850 4.000%, 12/01/27, 144A No Opt. Call 822,648
1,600 5.000%, 12/01/37, 144A 12/27 at 100.00 1,535,565
3,735 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27
10/23 at 100.00 3,713,144
1,105 Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation
Bonds, Series 2007C, 5.400%, 6/01/27
10/23 at 100.00 1,077,204
400 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B,
5.000%, 6/01/38 - AGM Insured
12/28 at 100.00 406,808
Total Nevada 32,981,194
New Hampshire - 0.8%
1,500 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018B, 4.625%, 11/01/42, 144A
10/23 at 100.00 1,237,756
1,270 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 923,615
11,975 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45, (AMT),
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 8,862,592
25,125 National Finance Authority, New Hampshire, Revenue Bonds, GHI Kiran
Capital LLC Project, Series 2022, 6.250%, 9/01/30, 144A
10/23 at 100.00 23,450,185
Total New Hampshire 34,474,148
New Jersey - 0.5%
1,280 (f) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 1,282,284
New Jersey Building Authority, State Building Revenue Bonds, Refunding
Series 2016A
:
1,070 (f) 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 1,078,950
445 (f) 4.000%, 6/15/30, (Pre-refunded 6/15/26) 6/26 at 100.00 447,584
50 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24,
144A
No Opt. Call 49,777
900 New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017,
5.000%, 7/15/32
7/27 at 100.00 912,609
160 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 4.250%,
9/01/27, 144A
No Opt. Call 155,006
New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014
:
265 4.375%, 1/01/24 No Opt. Call 264,351
2,000 5.000%, 1/01/34 1/24 at 100.00 1,902,744
980 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 899,646
225
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 0.5% (continued)
$ 650 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/25
No Opt. Call $ 643,784
250 (c) New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust 2016-
XF2340, 6.844%, 9/01/25, 144A, (IF)
3/25 at 100.00 252,452
100 New Jersey Economic Development Authority, School Revenue Bonds,
Leap Academy University Charter School Inc. Project; Series 2014A,
5.125%, 10/01/24, 144A
No Opt. Call 99,775
2,470 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27,
(AMT)
10/23 at 100.00 2,471,624
2,500 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
10/23 at 100.50 2,493,615
New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B
:
3,315 5.625%, 11/15/30, (AMT) 3/24 at 101.00 3,335,024
1,950 5.625%, 11/15/30, (AMT) 3/24 at 101.00 1,961,779
1,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 4.125%, 6/15/39
12/28 at 100.00 1,407,344
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B
:
850 5.000%, 1/01/32, (AMT) 1/28 at 100.00 868,744
1,220 5.000%, 1/01/33, (AMT) 1/28 at 100.00 1,245,290
1,250 5.000%, 1/01/34, (AMT) 1/28 at 100.00 1,273,811
1,000 5.000%, 1/01/36, (AMT) 1/28 at 100.00 1,013,495
Total New Jersey 24,059,688
New Mexico - 0.1%
100 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25
No Opt. Call 97,616
1,965 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 1,818,421
105 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23
No Opt. Call 105,000
180 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23
No Opt. Call 180,000
445 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call 413,333
Total New Mexico 2,614,370
New York - 2.6%
1,250 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 1,216,520
540 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/28
7/25 at 100.00 497,073
815 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Charter School for Applied Technologies, Series
2017A, 4.500%, 6/01/27
6/24 at 103.00 807,335
225 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%, 6/15/42
6/32 at 100.00 211,193
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
226
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 2.6% (continued)
$ 700 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 $ 525,000
1,100 Build New York City Resource Corporation, New York, Revenue Bonds,
South Bronx Charter School for International Cultures and the Arts Project,
Series 2013A, 5.000%, 4/15/43, 144A
10/23 at 100.00 969,807
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 955,845
3,805 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 3,081,707
2,500 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 1,964,816
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A
:
400 4.000%, 6/01/31, 144A 6/29 at 100.00 371,639
450 5.000%, 6/01/36, 144A 6/29 at 100.00 433,612
4,210 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Current Interest Series
2016A, 5.000%, 1/01/56
1/27 at 100.00 3,468,355
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
5.890%, 2/01/32
2/27 at 100.00 987,628
1,000 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.470%, 2/01/33
2/28 at 100.00 1,016,435
800 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
4.760%, 2/01/27
No Opt. Call 769,944
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
580 4.050%, 2/01/31 2/30 at 100.00 516,866
1,080 4.450%, 2/01/41 2/30 at 100.00 814,801
4,795 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%,
11/01/42
11/27 at 100.00 3,267,567
7,635 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 8,309,426
1,000 (e) Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23
9/22 at 100.00 580,000
3,970 (d) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Variable Rate Demand Obligations, Series 2002G-1, 4.001%,
11/01/26 (SOFR*0.67% reference rate + 0.430% spread)
No Opt. Call 3,928,989
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022
:
500 5.000%, 7/01/32, 144A No Opt. Call 481,108
1,390 5.625%, 7/01/42, 144A 7/32 at 100.00 1,300,522
400 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated Group
Project, Series 2014B, 5.000%, 7/01/29
7/24 at 100.00 401,911
New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A
:
210 5.000%, 7/01/27 7/25 at 100.00 212,287
227
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 2.6% (continued)
$ 375 5.000%, 7/01/28 7/25 at 100.00 $ 379,542
6,360 (e) New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007, 2.300%, 10/01/27
10/23 at 100.00 5,088,000
2,900 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Series 2010A, 6.250%, 6/01/41, 144A
10/23 at 100.00 2,871,406
7,850 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%,
11/15/40, 144A
11/24 at 100.00 7,572,915
5,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
2.750%, 11/15/41
11/31 at 100.00 3,553,070
1,180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 1,012,507
900 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
10/23 at 100.00 894,776
2,245 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 2,272,603
1,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 3.000%, 8/01/31, (AMT)
No Opt. Call 865,281
4,410 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/36, (AMT)
1/28 at 100.00 4,390,697
7,250 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call 7,000,736
2,580 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 240,509
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
10,385 5.000%, 1/01/30, (AMT) 1/26 at 100.00 7,562,637
4,895 5.000%, 1/01/31, (AMT) 1/26 at 100.00 3,565,138
3,230 5.000%, 1/01/32, (AMT) 1/26 at 100.00 2,352,769
5,700 5.000%, 1/01/33, (AMT) 1/26 at 100.00 4,152,420
2,000 5.000%, 1/01/34, (AMT) 1/26 at 100.00 1,457,147
6,705 5.000%, 1/01/35, (AMT) 1/26 at 100.00 4,885,577
2,100 5.000%, 1/01/36, (AMT) 1/26 at 100.00 1,530,303
1,585 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured, 144A
No Opt. Call 1,504,301
2,500 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,170,283
Westchester County Local Development Corporation, New York, Revenue
Bond, Purchase Senior Learning Community, Inc. Project, Accd Inv Series
2021A
:
1,475 5.000%, 7/01/36, 144A 7/27 at 104.00 1,306,186
14,950 5.000%, 7/01/46, 144A 7/27 at 104.00 11,783,453
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
228
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 2.6% (continued)
Westchester County Local Development Corporation, New York, Revenue
Bonds, Kendal on Hudson Project, Refunding Series 2022B
:
$ 275 5.000%, 1/01/27 No Opt. Call $ 276,860
480 5.000%, 1/01/32 1/28 at 103.00 476,128
525 5.000%, 1/01/37 1/28 at 103.00 506,231
500 5.000%, 1/01/41 1/28 at 103.00 468,630
Total New York 117,230,491
North Carolina - 0.0%
1,000 (c) Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Tender Option Bond Trust 2016-XG0019, 7.327%, 4/01/36,
144A, (IF)
10/26 at 100.00 1,007,960
240 Mooresville, North Carolina, Special Assessment Revenue Bonds, Series
2015, 4.375%, 3/01/25, 144A
No Opt. Call 234,984
900 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Lutheran Services for the Aging, Series 2021A, 4.000%, 3/01/36
3/28 at 103.00 734,366
Total North Carolina 1,977,310
North Dakota - 0.1%
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
2,300 5.000%, 6/01/43 6/28 at 100.00 1,773,874
6,500 5.000%, 6/01/48 6/28 at 100.00 4,758,284
Total North Dakota 6,532,158
Ohio - 3.7%
1,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/41
11/26 at 100.00 980,192
3,880 Brecksville, Ohio, Tax Increment Financing Revenue Bonds, Valor Acres
Project, Series 2022, 5.625%, 12/01/53, 144A
12/32 at 100.00 3,411,947
78,915 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 7,710,895
8,220 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc.
Project, Series 1998, 5.375%, 9/15/27, (AMT)
10/23 at 100.00 8,227,283
5,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 4,428,880
1,845 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call 1,811,805
19,750 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 15,604,625
Cuyahoga County Ohio, Health Care and Independent Living Facilities,
Revenue Refunding Bonds, Eliza Jennings Senior Care Network, Series
2022A
:
2,505 5.000%, 5/15/32 5/29 at 103.00 2,342,995
3,305 5.375%, 5/15/37 5/29 at 103.00 3,016,736
4,310 5.500%, 5/15/42 5/29 at 103.00 3,860,973
1,000 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
3.375%, 12/01/29
6/29 at 100.00 875,519
229
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 3.7% (continued)
$ 4,295 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
10/23 at 100.00 $ 3,462,088
2,000 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 1,687,841
Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship
Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014
:
150 5.000%, 11/15/23 No Opt. Call 150,096
205 5.000%, 11/15/24 No Opt. Call 206,211
200 5.000%, 11/15/25 11/24 at 100.00 201,182
500 5.000%, 11/15/26 11/24 at 100.00 503,048
1,000 Jefferson County Port Authority, Ohio, Economic Develoepment Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51,
(AMT)
12/31 at 100.00 653,175
525 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A, 5.000%, 12/01/32
10/23 at 100.00 471,564
200 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23
10/23 at 100.00 199,633
7,515 (e) Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24
No Opt. Call 751
9,230 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 7,782,391
365 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 9/01/24
No Opt. Call 36
24,100 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 21,439,724
25,640 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23
No Opt. Call 2,564
2,065 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010A, 3.125%, 7/01/33
No Opt. Call 207
3,105 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33
No Opt. Call 311
215 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34
No Opt. Call 21
1,500 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B,
3.625%, 12/01/33
No Opt. Call 150
1,730 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33
No Opt. Call 173
3,900 (e) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32
No Opt. Call 390
17,370 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 16,145,453
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
230
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 3.7% (continued)
$ 645 Ohio Housing Finance Agency,  Multifamily Housing Revenue Bonds,
Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A
10/25 at 101.00 $ 526,055
12,190 (e) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49
No Opt. Call 1,219
8,610 (e) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2005B, 4.000%, 1/01/34
No Opt. Call 861
2,905 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call 291
5,075 (e) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32
No Opt. Call 508
3,580 (e) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010A, 3.750%, 7/01/33
No Opt. Call 358
5,230 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call 523
14,995 (e) Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B,
4.000%, 12/01/33
No Opt. Call 1,499
35,080 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 32,606,937
490 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31, 144A
12/28 at 100.00 439,878
250 Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care
Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25
7/24 at 100.00 239,851
Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds,
Memorial Health System Obligated Group Project, Improvement Series
2015
:
430 5.000%, 12/01/23 No Opt. Call 429,646
595 5.000%, 12/01/24 No Opt. Call 590,042
415 5.000%, 12/01/25 12/24 at 100.00 405,734
2,670 5.500%, 12/01/29 12/24 at 100.00 2,528,898
Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A
:
2,000 6.500%, 12/01/30, (AMT), 144A 12/27 at 103.00 1,390,823
6,065 7.000%, 12/01/42, (AMT), 144A 12/27 at 103.00 4,184,946
2,500 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 1,493,859
Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015
:
4,180 5.375%, 3/01/27 3/25 at 100.00 4,102,757
2,000 6.000%, 3/01/45 3/25 at 100.00 1,876,355
Washington County, Ohio, Hospital Facilities Revenue Bonds, Memorial
Health System Obligated Group, Series 2022
:
5,000 6.375%, 12/01/37 12/32 at 100.00 4,747,550
5,000 6.625%, 12/01/42 12/32 at 100.00 4,811,583
Total Ohio 165,559,032
231
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oklahoma - 0.5%
$ 2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call $ 1,721,474
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022
:
2,770 5.500%, 8/15/37 8/32 at 100.00 2,526,316
1,000 5.500%, 8/15/44 8/32 at 100.00 882,028
Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017
:
500 5.000%, 11/15/26 11/25 at 102.00 502,836
600 5.000%, 11/15/28 11/25 at 102.00 602,180
400 5.000%, 11/15/29 11/25 at 102.00 400,715
1,780 5.000%, 11/15/30 11/25 at 102.00 1,779,902
730 5.000%, 11/15/32 11/25 at 102.00 724,689
9,875 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
10/23 at 100.00 9,884,656
2,915 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
10/23 at 100.00 2,917,850
1,205 University of Oklahoma, General Revenue Bonds, Refunding Series
2015A, 5.000%, 7/01/44
7/24 at 100.00 1,151,893
Total Oklahoma 23,094,539
Oregon - 0.2%
Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds,
Terwilliger Plaza-Parkview Project, Refunding Green Series 2021A
:
1,865 4.000%, 12/01/36 12/28 at 103.00 1,469,313
3,710 4.000%, 12/01/41 12/28 at 103.00 2,660,190
740 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 3.750%, 6/15/29, 144A
6/27 at 102.00 672,243
430 Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency
Academy Project, Series 2016A, 4.500%, 6/15/28
6/25 at 100.00 409,122
75 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32, (AMT)
10/23 at 100.00 70,283
1,000 Oregon State Facilities Authority, Oregon, Charter School Revenue Bonds,
Academy for Character Education, Series 2022A, 6.750%, 6/15/42, 144A
6/32 at 100.00 970,972
235 Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas
Retirement Village Project, Series 2015A, 5.000%, 7/01/25
No Opt. Call 231,673
405 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise
Cascade Project, Series 1997, 5.650%, 12/01/27
10/23 at 100.00 405,353
3,965 Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview
Retirement Community, Refunding Series 2021A, 5.000%, 11/15/46
11/28 at 103.00 2,982,115
Total Oregon 9,871,264
Pennsylvania - 4.1%
3,945 (d) Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center System, Series
2007A-1, 4.594%, 2/01/37 (3-Month LIBOR*0.67% reference rate +
0.820% spread)
11/23 at 100.00 3,676,590
3,470 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel Corp.,
Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call 3,463,927
4,492 (e) Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23
6/23 at 100.00 4,043,033
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
232
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.1% (continued)
$ 225 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Taxable Series 2022B, 5.000%, 6/15/26, 144A
No Opt. Call $ 216,702
2,000 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Executive Education Academy Charter
School, Series 2017, 5.875%, 7/01/32, 144A
7/24 at 100.00 1,996,409
8,195 (e) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.500%, 4/01/41
No Opt. Call 819
6,755 (e) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35
No Opt. Call 675
8,470 (e) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35
No Opt. Call 847
18,995 (e) Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35
No Opt. Call 1,900
13,790 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 9,490,803
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
3,410 4.000%, 11/01/33 11/27 at 100.00 1,959,694
1,195 5.000%, 11/01/37 11/27 at 100.00 684,806
625 5.000%, 11/01/47 11/27 at 100.00 356,409
10,865 5.000%, 11/01/50 11/27 at 100.00 6,191,225
13,090 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading
Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44
10/23 at 100.00 7,472,174
Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A
:
1,015 5.000%, 2/01/26 No Opt. Call 691,809
750 5.000%, 2/01/29 No Opt. Call 461,613
700 5.000%, 2/01/31 No Opt. Call 415,174
800 5.000%, 2/01/32 No Opt. Call 467,441
7,685 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-1, 5.000%, 2/01/40, (Mandatory Put 2/01/25)
8/24 at 101.73 5,507,166
6,225 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-2, 5.000%, 2/01/40, (Mandatory Put 2/01/27)
8/26 at 101.63 4,048,017
8,495 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Grand View Hospital, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 5,975,058
2,230 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26
No Opt. Call 2,214,607
4,940 (d) Butler County General Authority, Pennsylvania, School Revenue Bonds,
Butler Area School District Project, Series 2007, 4.490%, 10/01/34
(3-Month LIBOR*0.67% reference rate + 0.700% spread)
10/23 at 100.00 4,392,727
295 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/30
12/25 at 100.00 272,022
985 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27
No Opt. Call 939,466
2,285 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2017A, 5.000%, 10/15/27
4/27 at 100.00 2,258,722
233
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.1% (continued)
$ 6,040 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 5.625%, 10/15/42,
144A
10/32 at 100.00 $ 5,778,278
205 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%,
3/01/28, 144A
No Opt. Call 198,558
1,000 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 1,005,393
500 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/24
No Opt. Call 497,177
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 1,529,604
Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020
:
1,750 4.250%, 10/15/26, 144A No Opt. Call 1,627,672
5,000 6.250%, 10/15/53, 144A 10/28 at 100.00 4,096,232
365 Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc.
Project, Series 2017, 5.000%, 6/01/27
6/25 at 102.00 356,753
60,000 (c),(d) Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48, (Mandatory
Put 9/01/25) (1-Month LIBOR*0.67% reference rate + 0.880% spread),
(UB)
9/24 at 100.00 59,654,700
870 East Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 - BAM
Insured
10/23 at 100.00 807,729
East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014
:
405 (f) 5.000%, 7/01/24, (ETM) No Opt. Call 407,901
1,000 (f) 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 1,007,164
2,000 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 2,003,484
Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United
Zion Retirement Community, Series 2017A
:
1,955 4.500%, 12/01/29 6/27 at 100.00 1,773,717
500 5.000%, 12/01/32 6/27 at 100.00 444,028
1,775 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/41
5/30 at 100.00 1,369,965
1,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 894,967
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc.,
Refunding Series 2014A
:
1,165 5.000%, 10/01/24 No Opt. Call 1,157,048
1,200 5.000%, 10/01/25 10/24 at 100.00 1,180,694
2,030 5.000%, 10/01/26 10/24 at 100.00 1,988,010
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Whitemarsh Continuing Care Retirement Community
Project, Series 2015, 5.000%, 1/01/30
1/25 at 100.00 952,460
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
234
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.1% (continued)
$ 1,355 Northampton County Industrial Development Authority, Pennsylvania,
Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013,
7.000%, 7/01/32
10/23 at 100.00 $ 1,356,582
635 Northeastern Pennsylvania Hospital and Education Authority, University
Revenue Bonds, Wilkes University Project, Refunding Series 2016A,
5.000%, 3/01/27
3/26 at 100.00 631,982
5,160 (e),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 516
5,160 (e),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 516
6,055 (e),(g) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 606
5,000 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 4,908,023
8,585 (e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40
No Opt. Call 859
140 (e) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41
No Opt. Call 14
500 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package
One Project, Series 2022, 5.500%, 6/30/39, (AMT)
12/32 at 100.00 523,822
2,690 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/29
11/25 at 100.00 2,708,121
Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Series 2017A
:
200 5.000%, 7/01/31 7/27 at 100.00 180,801
500 5.000%, 7/01/32 7/27 at 100.00 446,187
7,000 Philadelphia Authority for Industrial Development Senior Living Facilities,
Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living
Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31
No Opt. Call 6,269,731
360 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Mast Community Charter School II Project, Series
2020A, 5.000%, 8/01/30
No Opt. Call 358,813
665 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Electrical & Technology Charter
School, Series 2021A, 4.000%, 6/01/31
No Opt. Call 612,684
875 Quakertown General Authority Health Facilities Revenue USDA Loan
Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group,
Pennsylvania, Series 2017C, 5.300%, 7/01/42
10/23 at 100.00 723,296
2,845 (d) Saint Mary Hospital Authority, Pennsylvania, Health System Revenue
Bonds, Catholic Health East, Series 2007F, 4.600%, 11/15/34 (3-Month
LIBOR*0.67% reference rate + 0.830% spread)
10/23 at 100.00 2,571,483
5,000 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/36
6/26 at 100.00 4,519,245
235
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 4.1% (continued)
$ 4,980 Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021, 4.000%,
5/15/41
5/28 at 103.00 $ 3,680,759
Total Pennsylvania 185,425,409
Puerto Rico - 4.0%
48,500 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2005A, 0.000%, 5/15/50
10/23 at 18.31 8,286,201
3,975 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
10/23 at 100.00 3,976,563
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
:
5,230 5.000%, 7/01/33, 144A 7/32 at 100.00 5,188,630
4,900 5.000%, 7/01/37, 144A 7/32 at 100.00 4,729,242
10,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 10,494,389
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A
:
275 5.000%, 7/01/33, 144A 7/31 at 100.00 272,825
500 5.000%, 7/01/37, 144A 7/31 at 100.00 481,432
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
2,500 5.000%, 7/01/33, 144A 7/31 at 100.00 2,480,206
5,334 5.000%, 7/01/37, 144A 7/31 at 100.00 5,135,917
214 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 216,155
4,480 Puerto Rico Electric Power Authority, 5.250%, 7/01/35 No Opt. Call 4,376,072
11,790 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40
10/23 at 100.00 3,005,801
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV
:
1,100 (e),(g) 3.999%, 7/01/20 No Opt. Call 265,087
1,570 5.250%, 7/01/29 - NPFG Insured No Opt. Call 1,555,008
635 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30
10/23 at 100.00 159,985
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2010DDD
:
1,000 (e),(g) 5.000%, 7/01/20 No Opt. Call 257,746
6,017 (e),(g) 3.957%, 7/01/25 7/20 at 100.00 1,856,404
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A
:
8,375 (e),(g) 4.800%, 7/01/29 10/23 at 100.00 2,686,700
3,000 (e),(g) 5.000%, 7/01/29 10/23 at 100.00 750,273
6,878 (e),(g) 3.957%, 7/01/42 10/23 at 100.00 1,240,357
45 (e),(g) 5.050%, 7/01/42 10/23 at 100.00 11,673
470 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 5.500%, 7/01/20
No Opt. Call 114,752
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT
:
200 (e),(g) 5.000%, 7/01/17 No Opt. Call 49,322
1,140 (e),(g) 5.000%, 7/01/21 No Opt. Call 293,830
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
236
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 4.0% (continued)
$ 6,205 (e),(g) 3.957%, 7/01/23 6/20 at 100.00 $ 1,545,975
2,255 (e),(g) 3.957%, 7/01/24 10/23 at 100.00 559,934
450 (e),(g) 5.000%, 7/01/24 6/23 at 100.00 110,973
35 (e),(g) 5.000%, 7/01/25 10/23 at 100.00 9,100
115 (e),(g) 5.000%, 7/01/27 10/23 at 100.00 28,371
1,242 (e),(g) 3.957%, 7/01/32 10/23 at 100.00 306,632
2,310 (e),(g) 3.957%, 7/01/37 10/23 at 100.00 572,666
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA
:
975 (e),(g) 3.978%, 7/01/24 6/23 at 100.00 237,225
2,000 (e),(g) 5.250%, 7/01/24 10/23 at 100.00 485,486
1,000 (e),(g) 5.250%, 7/01/25 10/23 at 100.00 243,361
2,140 (e),(g) 5.250%, 7/01/27 10/23 at 100.00 527,849
9,664 (e),(g) 3.978%, 7/01/28 10/23 at 100.00 2,448,955
7,020 (e),(g) 5.250%, 7/01/29 10/23 at 100.00 1,781,456
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC
:
50 (e),(g) 5.000%, 7/01/23 No Opt. Call 13,000
2,100 (e),(g) 5.000%, 7/01/24 10/23 at 100.00 518,802
400 (e),(g) 4.625%, 7/01/25 10/23 at 100.00 100,142
50 (e),(g) 5.000%, 7/01/25 10/23 at 100.00 12,571
1,995 (e),(g) 3.978%, 7/01/27 10/23 at 100.00 479,803
6,135 (e),(g) 3.990%, 7/01/28 10/23 at 100.00 1,545,061
490 (e),(g) 5.000%, 7/01/28 10/23 at 100.00 120,837
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX
:
695 (e),(g) 3.926%, 7/01/25 10/23 at 100.00 174,708
110 (e),(g) 5.250%, 7/01/27 10/23 at 100.00 30,176
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ
:
1,145 (e),(g) 5.250%, 7/01/21 7/20 at 100.00 276,466
18,275 (e),(g) 3.978%, 7/01/23 7/22 at 100.00 4,496,301
350 (e),(g) 5.000%, 7/01/24 10/23 at 100.00 86,312
4,320 (e),(g) 5.250%, 7/01/24 6/23 at 100.00 1,099,842
1,260 (e),(g) 5.250%, 7/01/24 10/23 at 100.00 302,156
1,090 (e),(g) 5.000%, 7/01/28 10/23 at 100.00 269,336
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A
:
730 (e),(g) 7.000%, 7/01/33 10/23 at 100.00 163,023
3,415 (e),(g) 6.750%, 7/01/36 10/23 at 100.00 769,998
745 (e),(g) 7.000%, 7/01/43 10/23 at 100.00 166,372
500 (e),(g) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016C-4, 7.500%, 7/01/20
No Opt. Call 105,381
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
:
280 (e),(g) 5.500%, 7/01/21 6/20 at 100.00 68,363
2,850 (e),(g) 5.375%, 7/01/23 No Opt. Call 718,692
5,597 (e),(g) 5.375%, 7/01/24 6/23 at 100.00 1,411,411
20 (e),(g) 5.250%, 7/01/25 10/23 at 100.00 5,139
130 (e),(g) 5.000%, 7/01/28 10/23 at 100.00 33,800
1,060 (e),(g) 3.978%, 7/01/33 10/23 at 100.00 258,599
3,990 (e),(g) 3.999%, 7/01/38 10/23 at 100.00 965,545
Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE
:
2,460 (e),(g) 5.950%, 7/01/30 10/23 at 100.00 789,168
3,220 (e),(g) 4.061%, 7/01/40 10/23 at 100.00 1,013,068
237
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico - 4.0% (continued)
$ 4,776 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 $ 4,573,254
24,835 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022B, 0.000%, 7/01/32
No Opt. Call 16,049,619
6,252 (h) Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 0.000%, 7/01/53
1/33 at 100.00 3,883,849
530 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
10/23 at 100.00 533,240
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
585 0.000%, 7/01/27 No Opt. Call 498,851
570 0.000%, 7/01/29 7/28 at 98.64 443,910
19,680 0.000%, 7/01/46 7/28 at 41.38 5,097,872
22,500 0.000%, 7/01/51 7/28 at 30.01 4,196,479
4,164 4.750%, 7/01/53 7/28 at 100.00 3,691,642
9,865 5.000%, 7/01/58 7/28 at 100.00 8,948,378
19,345 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 17,374,973
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,509 5.375%, 7/01/25 No Opt. Call 1,524,989
2,728 5.625%, 7/01/29 No Opt. Call 2,823,168
17,917 0.000%, 7/01/33 7/31 at 89.94 10,590,034
4,568 4.000%, 7/01/33 7/31 at 103.00 4,104,497
92 4.000%, 7/01/35 7/31 at 103.00 79,969
2,439 4.000%, 7/01/37 7/31 at 103.00 2,053,425
14,636 4.000%, 7/01/41 7/31 at 103.00 11,809,478
33 4.000%, 7/01/46 7/31 at 103.00 25,331
1,976 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 1,027,399
University of Puerto Rico, University System Revenue Bonds, Refunding
Series 2006P
:
250 5.000%, 6/01/24 10/23 at 100.00 248,642
275 5.000%, 6/01/30 10/23 at 100.00 263,840
Total Puerto Rico 182,579,464
Rhode Island - 0.2%
8,010 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/31
9/26 at 100.00 7,473,067
Total Rhode Island 7,473,067
South Carolina - 0.6%
15,315 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 15,270,216
Richland County, South Carolina, Special Assessment Revenue Bonds,
Village at Sandhill Improvement District, Refunding Series 2021
:
1,000 3.625%, 11/01/31, 144A 11/26 at 103.00 823,143
1,270 3.750%, 11/01/36, 144A 11/26 at 103.00 960,754
3,595 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/40, 144A
1/30 at 100.00 3,177,114
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
238
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.6% (continued)
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project, Series
2015A
:
$ 100 4.500%, 8/15/25, 144A 2/25 at 100.00 $ 96,750
500 5.125%, 8/15/35, 144A 2/25 at 100.00 437,890
125 (f) South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, York Preparatory Academy Project, Series
2014A, 5.750%, 11/01/23, (ETM), 144A
No Opt. Call 125,131
1,200 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, High Point Academy Project, Series 2018A,
5.000%, 6/15/29, 144A
12/26 at 100.00 1,185,873
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2021A
:
200 4.000%, 6/15/31, 144A 6/29 at 100.00 172,037
920 5.000%, 6/15/41, 144A 6/29 at 100.00 736,412
South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Virtus Academy Project, Series 2023A
:
325 6.125%, 6/15/33, 144A 6/31 at 100.00 319,266
940 6.750%, 6/15/43, 144A 6/31 at 100.00 908,147
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016A
:
540 5.000%, 12/01/27 6/26 at 100.00 549,907
125 5.000%, 12/01/28 6/26 at 100.00 127,278
830 5.000%, 12/01/29 6/26 at 100.00 843,905
Total South Carolina 25,733,823
Tennessee - 0.6%
500 (e) Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31
1/25 at 102.00 115,000
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B
:
1,905 0.000%, 12/01/24, 144A No Opt. Call 1,783,848
3,135 0.000%, 12/01/25, 144A No Opt. Call 2,768,285
3,245 0.000%, 12/01/26, 144A No Opt. Call 2,695,256
8,810 0.000%, 12/01/31, 144A No Opt. Call 5,394,775
Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A
:
1,850 5.000%, 12/01/35, 144A 12/26 at 100.00 1,661,423
2,500 5.125%, 12/01/42, 144A 12/26 at 100.00 2,138,406
1,080 Bristol Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27
6/26 at 100.00 1,017,448
2,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 2,127,749
1,190 Knox County Health, Educational and Housing Facilities Board, Tennessee,
Revenue Bonds, University Health System, Inc., Series 2017, 5.000%,
4/01/36
4/27 at 100.00 1,196,824
Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project,
Series 2014
:
14,053 (e) 5.250%, 5/01/25, 144A 11/24 at 100.00 1,405
4,511 (e) 6.000%, 5/01/34, 144A 11/24 at 100.00 451
239
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee - 0.6% (continued)
$ 775 (e) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 4.750%, 7/01/27
No Opt. Call $ 651,740
The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A
:
4,000 (e) 6.500%, 6/01/27, 144A No Opt. Call 840,000
12,635 (e) 7.125%, 6/01/32, 144A 6/27 at 100.00 2,653,350
The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C
:
40 5.000%, 2/01/24 No Opt. Call 39,973
190 5.000%, 2/01/25 No Opt. Call 189,306
Total Tennessee 25,275,239
Texas - 8.8%
2,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 3.750%, 10/01/31, 144A
No Opt. Call 1,707,321
715 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A
No Opt. Call 719,593
Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Area 2 Project, Series 2022
:
250 5.000%, 9/01/28, 144A No Opt. Call 245,935
1,000 5.750%, 9/01/42, 144A 9/32 at 100.00 959,896
420 Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public
Improvement District Major Improvement Area Project, Series 2019,
6.000%, 9/01/29, 144A
No Opt. Call 426,319
Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021
:
286 3.250%, 9/15/26, 144A No Opt. Call 260,938
500 3.750%, 9/15/31, 144A No Opt. Call 416,901
250 4.000%, 9/15/41, 144A 9/31 at 100.00 200,770
Anna, Texas, Special Assessment Revenue Bonds, The Woods and Lindsey
Place Public Improvement District Area 1 Project, Series 2023
:
440 4.875%, 9/15/30 No Opt. Call 433,146
900 5.625%, 9/15/43 9/31 at 100.00 863,034
255 Argyle, Texas, Special Assessment Revenue Bonds, Highlands of  Argyle
Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27
No Opt. Call 249,862
1,000 Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of  Argyle
Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A
No Opt. Call 988,163
2,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Basis Schools, Refunding Series 2021, 4.500%, 6/15/56,
(Mandatory Put 6/15/26), 144A
6/24 at 100.00 1,964,030
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A
:
1,400 4.000%, 2/15/31 2/30 at 100.00 1,245,927
2,510 4.125%, 2/15/41 2/30 at 100.00 1,856,485
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2022A
:
630 5.000%, 2/15/32, 144A 2/30 at 100.00 592,935
1,500 6.000%, 2/15/42, 144A 2/30 at 100.00 1,385,391
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
240
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Magellan International School, Series 2022
:
$ 1,245 5.500%, 6/01/32, 144A 6/29 at 103.00 $ 1,249,152
5,085 6.000%, 6/01/42, 144A 6/29 at 103.00 4,961,980
600 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A,
4.550%, 8/15/28
8/27 at 100.00 573,768
530 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2 Project, Series 2018,
5.500%, 9/01/28, 144A
10/23 at 103.00 536,093
Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 3A Project, Series
2021
:
335 2.500%, 9/01/26, 144A No Opt. Call 304,133
622 3.000%, 9/01/31, 144A 9/28 at 100.00 530,679
635 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn
Ridge South Public Improvement District Project, Series 2017, 5.500%,
9/01/27, 144A
No Opt. Call 643,281
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A
:
165 5.000%, 1/01/30 1/27 at 100.00 164,859
1,800 5.000%, 1/01/31 1/27 at 100.00 1,797,962
1,700 5.000%, 1/01/32 1/27 at 100.00 1,696,509
985 5.000%, 1/01/33 1/27 at 100.00 981,218
580 5.000%, 1/01/34 1/27 at 100.00 578,039
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B
:
1,445 5.000%, 1/01/24 No Opt. Call 1,440,755
540 5.000%, 1/01/25 No Opt. Call 533,573
1,680 5.000%, 1/01/27 No Opt. Call 1,639,514
990 5.000%, 1/01/28 1/27 at 100.00 964,242
1,445 5.000%, 1/01/29 1/27 at 100.00 1,400,417
880 5.000%, 1/01/30 1/27 at 100.00 847,726
1,985 5.000%, 1/01/32 1/27 at 100.00 1,889,464
1,525 5.000%, 1/01/34 1/27 at 100.00 1,444,965
370 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 1, Series 2019, 4.000%, 11/01/29, 144A
No Opt. Call 351,025
800 Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment
Revenue Bonds, Whisper Valley Public Improvement District Improvement
Area 2, Series 2022, 5.375%, 11/01/42, 144A
11/32 at 100.00 760,003
900 Baytown Municipal Development District, Texas, Hotel Revenue Bonds,
Baytown Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 737,023
Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021
:
285 4.125%, 9/01/26, 144A No Opt. Call 270,070
565 4.750%, 9/01/31, 144A No Opt. Call 504,407
1,645 5.000%, 9/01/41, 144A 9/31 at 100.00 1,439,634
Caddo Mills Municipal Management District No. 1, Texas, General
Obligation Bonds, Tax Road Series 2021
:
130 2.000%, 9/01/27 9/26 at 100.00 116,682
135 2.000%, 9/01/28 9/26 at 100.00 118,424
140 2.125%, 9/01/29 9/26 at 100.00 120,638
241
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 145 2.250%, 9/01/30 9/26 at 100.00 $ 123,107
150 2.250%, 9/01/31 9/26 at 100.00 124,633
315 2.250%, 9/01/33 9/26 at 100.00 251,505
335 2.500%, 9/01/35 9/26 at 100.00 263,051
540 2.500%, 9/01/38 9/26 at 100.00 383,574
595 2.750%, 9/01/41 9/26 at 100.00 408,331
1,090 Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phase 1 Project, Series 2018, 4.625%,
9/01/28, 144A
No Opt. Call 1,072,616
1,395 Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing
Public Improvement District Phases 2-7 Major Improvement Project, Series
2018, 5.000%, 9/01/28, 144A
No Opt. Call 1,391,130
Celina, Texas, Special Assessment Revenue Bonds, Celina Hills Public
Improvement District Project, Series 2022
:
248 4.375%, 9/01/27, 144A No Opt. Call 239,543
430 4.625%, 9/01/32, 144A No Opt. Call 404,213
215 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.125%, 9/01/39, 144A
9/29 at 100.00 182,701
145 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 2 Project, Series 2018, 5.125%,
9/01/28, 144A
No Opt. Call 145,209
Celina, Texas, Special Assessment Revenue Bonds, Cross Creek Meadows
Public Improvement District, Improvement Area 1 District Series 2023
:
685 4.500%, 9/01/30, 144A No Opt. Call 663,610
1,630 5.375%, 9/01/43, 144A 9/33 at 100.00 1,540,621
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 1 Project, Series 2021
:
150 3.250%, 9/01/26, 144A No Opt. Call 138,986
200 3.750%, 9/01/31, 144A No Opt. Call 170,887
Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek
Public Improvement District Phase 2-3 Major Improvement Project, Series
2021
:
225 4.750%, 9/01/31, 144A No Opt. Call 209,101
50 5.250%, 9/01/41, 144A 9/31 at 100.00 47,228
185 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27
9/26 at 100.00 180,270
205 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A
No Opt. Call 202,464
375 Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public
Improvement District Project, Series 2018, 5.000%, 9/01/28
No Opt. Call 373,881
Celina, Texas, Special Assessment Revenue Bonds, Hillside Village Public
Improvement District Project, Series 2022
:
225 2.750%, 9/01/27, 144A No Opt. Call 197,365
350 3.125%, 9/01/32, 144A 9/31 at 100.00 277,074
875 3.375%, 9/01/42, 144A 9/31 at 100.00 607,386
200 Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang
Ranch Public Improvement District Phase 2-9 Major improvement Project,
Series 2015, 5.500%, 9/01/24
10/23 at 102.00 200,025
Celina, Texas, Special Assessment Revenue Bonds, Mosaic Public
Improvement District Phase 1 Project, Series 2023
:
340 4.375%, 9/01/30, 144A No Opt. Call 327,751
1,225 5.125%, 9/01/43, 144A 9/33 at 100.00 1,123,976
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
242
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 1,010 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32
9/27 at 100.00 $ 1,017,437
395 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Direct Improvement Project, Series 2022,
4.000%, 9/01/32, 144A
9/30 at 100.00 353,943
425 Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public
Improvement District Phase 2 Major Improvement Project, Series 2017,
6.125%, 9/01/32
9/27 at 100.00 427,093
Celina, Texas, Special Assessment Revenue Bonds, Parvin Public
Improvement District Project, Series 2023
:
450 5.750%, 9/01/30, 144A No Opt. Call 439,011
1,700 6.500%, 9/01/43, 144A 9/33 at 100.00 1,619,828
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields East
Public Improvement District Phase 1 Project, Series 2022
:
250 3.250%, 9/01/27, 144A No Opt. Call 224,408
350 3.625%, 9/01/32, 144A 9/31 at 100.00 292,668
Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
174 2.875%, 9/01/27, 144A No Opt. Call 153,879
250 3.250%, 9/01/32, 144A 9/31 at 100.00 200,782
1,175 3.500%, 9/01/42, 144A 9/31 at 100.00 830,224
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021
:
250 3.500%, 9/01/26, 144A No Opt. Call 236,773
500 4.000%, 9/01/31, 144A No Opt. Call 454,310
Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Phase 1 Project, Series 2021
:
200 2.750%, 9/01/26, 144A No Opt. Call 186,198
400 3.250%, 9/01/31, 144A No Opt. Call 345,677
Celina, Texas, Special Assessment Revenue Bonds, Wells North Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2016
:
155 4.375%, 9/01/26, 144A 3/24 at 101.50 152,847
100 5.000%, 9/01/36, 144A 3/24 at 101.50 95,683
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 4 Project, Series
2021
:
120 2.500%, 9/01/26, 144A No Opt. Call 110,768
175 3.000%, 9/01/31, 144A No Opt. Call 147,133
500 3.375%, 9/01/41, 144A 9/31 at 100.00 372,872
Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 5 Project, Series
2022
:
170 4.500%, 9/01/27, 144A No Opt. Call 166,712
255 4.875%, 9/01/32, 144A No Opt. Call 246,579
City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022
:
367 4.375%, 9/15/27, 144A No Opt. Call 353,958
405 4.750%, 9/15/32, 144A No Opt. Call 380,470
1,050 5.250%, 9/15/42, 144A 9/32 at 100.00 954,893
243
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
City Of Midlothian, Texas, Westside Preserve Public Improvement Major
Improvement Area Project, Special Assessment Revenue Bonds, Series
2022
:
$ 295 5.125%, 9/15/27, 144A No Opt. Call $ 285,880
310 5.500%, 9/15/32, 144A No Opt. Call 294,030
750 6.000%, 9/15/42, 144A 9/32 at 100.00 711,786
780 City of Shenandoah, Montgomery County, Texas, Special Assessment
Revenue Bonds, Metropark Public Improvement District, Series 2018,
5.000%, 9/01/28
No Opt. Call 776,055
5,855 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 5,297,105
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Valor Education Foundation, Series 2023A
:
6,400 5.750%, 6/15/38, 144A 6/31 at 100.00 6,124,129
5,000 6.000%, 6/15/43, 144A 6/31 at 100.00 4,804,278
460 Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%,
9/01/28
3/24 at 103.00 468,136
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 2 Project, Series 2021
:
157 2.500%, 9/01/26, 144A No Opt. Call 142,729
475 3.000%, 9/01/31, 144A 9/29 at 100.00 390,287
1,050 3.250%, 9/01/41, 144A 9/29 at 100.00 747,488
Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021
:
100 2.250%, 8/15/29 8/26 at 100.00 81,892
105 2.250%, 8/15/30 8/26 at 100.00 83,806
105 2.375%, 8/15/31 8/26 at 100.00 82,213
225 2.500%, 8/15/33 8/26 at 100.00 171,662
240 2.500%, 8/15/35 8/26 at 100.00 171,963
255 2.500%, 8/15/37 8/26 at 100.00 170,005
565 2.750%, 8/15/41 8/26 at 100.00 350,375
195 Comal County, Texas, Special Assessment Revenue Bonds, Crossings
Public Improvement District, Series 2017, 4.000%, 9/01/27
No Opt. Call 188,043
Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C
:
650 4.000%, 10/01/41 10/31 at 100.00 565,175
700 4.000%, 10/01/46 10/31 at 100.00 575,589
550 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, First-Lien Series 2021A, 2.500%,
10/01/31
No Opt. Call 440,111
525 Conroe Local Government Corporation, Texas, Hotel Revenue Bonds,
Conroe Convention Center Hotel, Second-Lien Series 2021B, 3.500%,
10/01/31
No Opt. Call 425,163
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Cartwright Ranch Public Improvement District Major Improvement Area
Project, Series 2021
:
200 4.125%, 9/15/26, 144A No Opt. Call 189,941
260 4.750%, 9/15/31, 144A No Opt. Call 231,997
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement Area
1 Project, Series 2021
:
321 3.375%, 9/15/26, 144A No Opt. Call 292,684
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
244
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 205 4.000%, 9/15/31, 144A No Opt. Call $ 179,189
Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Improvement Area 1 Project,
Series 2022
:
512 5.375%, 9/15/27, 144A No Opt. Call 509,828
530 5.500%, 9/15/32, 144A No Opt. Call 527,395
273 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
River Ridge Public Improvement District Single Family Residential, Major
Improvement Area Project, Series 2022, 6.125%, 9/15/32, 144A
No Opt. Call 272,617
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A
:
305 5.000%, 9/01/24 No Opt. Call 303,228
1,785 5.250%, 9/01/29 9/24 at 100.00 1,739,564
East Fort Bend County Development Authority, Texas, Contract Revenue
Bonds, Water Sewer and Drain Facilities, Series 2022
:
215 5.000%, 9/01/24 No Opt. Call 214,392
225 5.000%, 9/01/25 No Opt. Call 223,661
235 5.000%, 9/01/26 No Opt. Call 233,092
245 5.000%, 9/01/27 No Opt. Call 242,674
255 5.000%, 9/01/28 No Opt. Call 252,057
265 5.000%, 9/01/29 9/28 at 100.00 260,561
280 5.000%, 9/01/30 9/28 at 100.00 274,122
290 5.000%, 9/01/31 9/28 at 100.00 283,892
305 5.000%, 9/01/32 9/28 at 100.00 298,119
Fate City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg East Public Improvement District Improvement Area 2
Project, Series 2022
:
500 4.875%, 8/15/27, 144A No Opt. Call 490,150
778 5.250%, 8/15/32, 144A No Opt. Call 756,940
1,630 5.875%, 8/15/42, 144A 8/32 at 100.00 1,549,217
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2A & 3A2, Series 2022
:
243 3.750%, 8/15/27, 144A No Opt. Call 230,060
587 4.000%, 8/15/32, 144A 8/30 at 100.00 533,260
Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019
:
75 3.125%, 8/15/24, 144A No Opt. Call 73,502
510 3.500%, 8/15/29, 144A 8/27 at 100.00 462,092
110 4.000%, 8/15/39, 144A 8/27 at 100.00 92,885
Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021
:
500 2.625%, 9/01/26, 144A No Opt. Call 455,721
750 3.250%, 9/01/31, 144A No Opt. Call 620,995
Georgetown, Texas, Special Assessment Revenue Bonds, Parks at
Westhaven Public Improvement District Project, Series 2022
:
450 3.625%, 9/15/27, 144A No Opt. Call 421,873
415 3.875%, 9/15/32, 144A 9/30 at 100.00 363,785
1,250 4.125%, 9/15/42, 144A 9/30 at 100.00 1,033,138
785 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
10/23 at 100.00 785,380
245
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
Hackberry, Texas, Combination Special Assessment and Contract Revenue
Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017
:
$ 295 4.000%, 9/01/24 No Opt. Call $ 292,972
310 4.000%, 9/01/25 No Opt. Call 305,517
335 4.000%, 9/01/27 No Opt. Call 327,395
485 Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public
Improvement District 3 Phase 13-16 Project, Refunding & Improvement
Series 2017, 4.500%, 9/01/27
No Opt. Call 479,501
600 Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the
Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%,
9/01/27
No Opt. Call 585,329
1,400 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/28
10/23 at 100.00 1,351,396
Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021
:
100 2.000%, 4/01/27 No Opt. Call 87,171
100 2.000%, 4/01/28 No Opt. Call 84,565
100 2.250%, 4/01/29 No Opt. Call 83,093
100 2.250%, 4/01/30 4/29 at 100.00 81,024
100 2.375%, 4/01/31 4/29 at 100.00 79,595
250 2.500%, 4/01/33 4/29 at 100.00 192,438
250 2.500%, 4/01/35 4/29 at 100.00 181,396
300 2.500%, 4/01/37 4/29 at 100.00 202,279
300 2.750%, 4/01/39 4/29 at 100.00 195,895
325 3.000%, 4/01/41 4/29 at 100.00 212,557
2,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 1,262,760
Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019
:
100 3.250%, 9/01/24, 144A No Opt. Call 97,860
435 3.625%, 9/01/29, 144A No Opt. Call 394,893
150 4.125%, 9/01/39, 144A 9/29 at 100.00 127,741
1,190 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
6.250%, 9/15/27
9/25 at 100.00 1,191,889
3,690 Hemphill County Hospital District, Texas, General Obligation Bonds,
Series 2019, 5.250%, 2/01/32
2/29 at 100.00 3,611,941
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Refunding Junior Lien Series 2022B
:
5,805 0.000%, 12/01/45 12/31 at 56.27 1,400,553
2,945 0.000%, 12/01/46 12/31 at 53.69 658,353
Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding Series
2011
:
1,250 6.500%, 7/15/30, (AMT) 10/23 at 100.00 1,250,130
2,000 6.625%, 7/15/38, (AMT) 10/23 at 100.00 2,000,395
240 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 233,321
3,600 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call 3,583,459
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
246
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 1,500 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call $ 1,495,068
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Cottonwood Creek Public Improvement Area 1 Project Series 2021
:
196 2.500%, 9/01/26, 144A No Opt. Call 178,737
400 3.125%, 9/01/31, 144A 9/29 at 100.00 336,177
1,100 3.500%, 9/01/41, 144A 9/29 at 100.00 834,627
Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021
:
176 2.750%, 9/01/26, 144A No Opt. Call 161,682
400 3.500%, 9/01/31, 144A 9/29 at 100.00 341,579
1,165 3.875%, 9/01/41, 144A 9/29 at 100.00 913,863
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 1 Project Series 2021
:
216 2.625%, 9/01/26, 144A No Opt. Call 198,199
210 3.250%, 9/01/31, 144A 9/29 at 100.00 176,807
550 3.625%, 9/01/41, 144A 9/29 at 100.00 423,550
Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory
Crossing, Public Improvement Area 2 Project Series 2023
:
270 4.500%, 9/01/30, 144A No Opt. Call 265,906
870 5.250%, 9/01/43, 144A 9/31 at 100.00 837,730
Intercontinental Crossing Municipal Utility District, Harris County, Texas,
General Obligation Bonds, Series 2021
:
100 4.000%, 9/01/24 No Opt. Call 98,691
100 4.000%, 9/01/25 No Opt. Call 97,668
105 4.000%, 9/01/26 No Opt. Call 101,938
110 2.000%, 9/01/27 9/26 at 100.00 94,982
115 2.000%, 9/01/28 9/26 at 100.00 96,317
115 2.250%, 9/01/29 9/26 at 100.00 95,067
120 2.250%, 9/01/30 9/26 at 100.00 97,022
125 2.375%, 9/01/31 9/26 at 100.00 99,390
Joshua Farms Municipal Management District 1, Johnson County, Texas,
Special Assessment Revenue Bonds, Improvement Areas 1-2 Project
Series 2023
:
500 4.375%, 9/01/30, 144A No Opt. Call 481,986
1,600 5.250%, 9/01/43, 144A 9/31 at 100.00 1,475,328
Justin, Denton County, Texas, Special Assessment Revenue Bonds,
Timberbrook Public Improvement District 1 Improvement Area 2 Project,
Series 2018
:
550 2.500%, 9/01/26, 144A No Opt. Call 506,989
485 3.000%, 9/01/31, 144A No Opt. Call 409,817
Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public
Improvement District 1 Phase 2A-2B Project, Series 2021
:
235 5.125%, 9/15/28 No Opt. Call 233,374
730 5.625%, 9/15/42 9/32 at 100.00 714,447
Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public
Improvement District Improvement Area 3 Project, Series 2021
:
379 2.750%, 9/01/26, 144A No Opt. Call 341,921
2,000 3.750%, 9/01/41, 144A 9/31 at 100.00 1,491,987
680 Kyle, Texas, Special Assessment Revenue Bonds, Limestone Creek Public
Improvement District Improvement Area 1 Project, Series 2023, 5.500%,
9/01/43, 144A
9/33 at 100.00 643,081
247
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Area 1 Project, Series 2022
:
$ 509 3.625%, 9/01/27, 144A No Opt. Call $ 479,855
505 3.875%, 9/01/32, 144A 9/30 at 100.00 444,512
1,250 4.125%, 9/01/41, 144A 9/30 at 100.00 1,048,286
Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek North  Public
Improvement District Major Improvement Project, Series 2022
:
220 4.125%, 9/01/27, 144A No Opt. Call 210,668
225 4.375%, 9/01/32, 144A 9/30 at 100.00 207,496
2,000 Kyle, Texas, Special Assessment Revenue Bonds, Porter County Public
Improvement District Improvement Area 1 Project, Series 2023, 5.750%,
9/01/43, 144A
9/33 at 100.00 1,880,358
345 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%,
9/01/29, 144A
No Opt. Call 330,349
Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District, Series 2022
:
405 4.375%, 9/01/27 No Opt. Call 393,643
535 4.750%, 9/01/32 No Opt. Call 508,091
16,600 Lakeside Place Public Facility Corporation, Texas, Multifamily Housing
Revenue Bonds, Torrey Chase Apartments, Series 2021, 3.480%,
12/15/39, 144A
12/31 at 100.00 11,705,767
Lavon, Texas, Special Assessment Revenue Bonds, Elevon Public
Improvement District Improvement Area 1 Project, Series 2022
:
500 3.500%, 9/15/27, 144A No Opt. Call 459,908
1,000 3.875%, 9/15/32, 144A No Opt. Call 855,532
3,000 4.000%, 9/15/42, 144A 9/32 at 100.00 2,392,813
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Area 1 Project, Series 2019
:
110 3.500%, 9/15/24, 144A No Opt. Call 107,850
365 3.750%, 9/15/29, 144A No Opt. Call 330,075
Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Areas 2-3 Project, Series 2022
:
200 5.250%, 9/15/28, 144A No Opt. Call 198,620
1,500 5.875%, 9/15/42, 144A 9/32 at 100.00 1,476,386
255 Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public
Improvement District Major Improvement Area Project, Series 2019,
4.375%, 9/15/29, 144A
No Opt. Call 245,927
830 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series 2017,
4.125%, 9/01/28, 144A
9/26 at 100.00 797,022
825 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%,
12/01/41
6/26 at 103.00 701,941
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Improvement Areas 1 &
2 Project, Series 2022
:
555 2.625%, 9/01/27, 144A No Opt. Call 505,201
750 3.125%, 9/01/32, 144A No Opt. Call 631,746
2,200 3.375%, 9/01/42, 144A 9/32 at 100.00 1,573,924
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
248
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
Liberty Hill, Williamson County, Texas, Special Assessment Revenue
Bonds, Butler Farms Public Improvement District Major Improvement Area
Project, Series 2022
:
$ 145 3.500%, 9/01/27, 144A No Opt. Call $ 133,527
275 3.875%, 9/01/32, 144A No Opt. Call 236,742
650 4.125%, 9/01/42, 144A 9/32 at 100.00 515,351
Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas Ranch
Public Improvement District Project, Series 2022
:
150 3.250%, 9/01/27, 144A No Opt. Call 137,060
205 3.500%, 9/01/32, 144A No Opt. Call 169,546
530 3.750%, 9/01/42, 144A 9/32 at 100.00 390,456
Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public
Improvement District Improvement Area 3 Project, Series 2021
:
168 2.375%, 9/01/26, 144A No Opt. Call 151,210
300 2.875%, 9/01/31, 144A 9/29 at 100.00 240,863
725 3.125%, 9/01/41, 144A 9/29 at 100.00 496,047
345 Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe
Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%,
9/01/27, 144A
No Opt. Call 347,922
250 Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates
Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A
No Opt. Call 246,909
370 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.125%, 9/15/30, 144A
No Opt. Call 347,245
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Improvement Area 1-2 Project, Series 2021
:
210 2.500%, 9/15/26, 144A No Opt. Call 187,478
300 3.125%, 9/15/31, 144A No Opt. Call 242,251
740 3.500%, 9/15/41, 144A 9/31 at 100.00 529,473
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District Major Improvement Area Project, Series 2021
:
215 3.125%, 9/15/26, 144A No Opt. Call 193,007
315 3.750%, 9/15/31, 144A No Opt. Call 259,765
530 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public
Improvement District, Improvement Area 3, Series 2023, 5.250%, 9/15/43,
144A
9/31 at 100.00 493,389
245 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Major Improvement Area
Project, Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call 241,010
250 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Gregg Ranch Public Improvement District Neighborhood Improvement
Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A
No Opt. Call 241,135
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021
:
293 3.375%, 9/01/26, 144A No Opt. Call 272,649
500 3.875%, 9/01/31, 144A No Opt. Call 434,116
100 4.125%, 9/01/41, 144A 9/31 at 100.00 81,924
Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Major Improvement Area
Project, Series 2021
:
160 4.125%, 9/01/26, 144A No Opt. Call 151,945
200 4.625%, 9/01/31, 144A No Opt. Call 178,230
249
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 500 4.875%, 9/01/41, 144A 9/31 at 100.00 $ 420,557
50 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
10/23 at 100.00 47,504
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 2 Project, Series 2019
:
75 3.500%, 9/15/24, 144A No Opt. Call 73,711
420 3.750%, 9/15/29, 144A No Opt. Call 386,796
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 3 Project, Series 2021
:
110 2.625%, 9/15/26, 144A No Opt. Call 99,742
240 3.125%, 9/15/31, 144A No Opt. Call 196,477
McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma
Public Improvement  District Improvement Area 4 Project, Series 2022
:
425 5.000%, 9/15/27, 144A No Opt. Call 416,975
500 5.375%, 9/15/32, 144A No Opt. Call 484,292
46 (e) Mesquite Health Facilities Development Corporation, Texas, Retirement
Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%,
2/15/24
No Opt. Call 457
290 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 1 Project, Series 2018, 4.750%,
9/01/28, 144A
No Opt. Call 288,587
215 Mesquite, Texas, Special Assessment Bonds, Heartland Town Center
Public Improvement District Phase 2 Major Improvement Project, Series
2018, 5.125%, 9/01/28, 144A
No Opt. Call 216,701
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
170 5.000%, 9/15/24, 144A No Opt. Call 169,709
600 5.250%, 9/15/29, 144A No Opt. Call 594,522
Mesquite, Texas, Special Assessment Bonds, Solterra Public Improvement
District Improvement Area C-1 Projects, Series 2023
:
400 4.625%, 9/01/30, 144A No Opt. Call 388,270
855 5.375%, 9/01/43, 144A 9/33 at 100.00 804,279
Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023
:
1,000 4.750%, 9/01/30, 144A No Opt. Call 967,908
1,300 5.500%, 9/01/43, 144A 9/33 at 100.00 1,216,392
Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Improvement Areas 1-2 Project, Series 2021
:
430 2.875%, 9/15/26, 144A No Opt. Call 393,393
410 3.500%, 9/15/31, 144A No Opt. Call 345,953
1,105 3.875%, 9/15/41, 144A 9/31 at 100.00 845,657
235 Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms
Public Improvement District Major Improvement Area Project, Series 2021,
4.125%, 9/15/31, 144A
No Opt. Call 211,166
1,830 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
10/23 at 103.00 1,754,945
Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021
:
105 2.000%, 9/01/24 No Opt. Call 102,148
110 2.000%, 9/01/25 No Opt. Call 103,845
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
250
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 115 2.000%, 9/01/26 No Opt. Call $ 105,721
120 2.000%, 9/01/27 No Opt. Call 107,627
125 2.000%, 9/01/28 9/27 at 100.00 109,802
130 2.000%, 9/01/29 9/27 at 100.00 111,376
135 2.250%, 9/01/30 9/27 at 100.00 114,832
140 2.250%, 9/01/31 9/27 at 100.00 116,570
295 2.250%, 9/01/33 9/27 at 100.00 236,144
315 2.375%, 9/01/35 9/27 at 100.00 243,584
340 2.500%, 9/01/37 9/27 at 100.00 249,737
365 2.500%, 9/01/39 9/27 at 100.00 253,894
395 2.750%, 9/01/41 9/27 at 100.00 272,134
New Braunfels, Comal and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Solms Landing Public Improvement District
Improvement Area 1 Project, Series 2021
:
225 3.625%, 9/01/26, 144A No Opt. Call 209,960
350 4.250%, 9/01/31, 144A No Opt. Call 312,401
635 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%,
8/15/29, 144A
8/24 at 100.00 625,650
New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A
:
460 3.375%, 8/15/29, 144A 8/24 at 100.00 408,971
80 5.000%, 8/15/39, 144A 8/24 at 100.00 73,570
670 5.000%, 8/15/49, 144A 8/24 at 100.00 573,120
1,575 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series 2020A,
3.000%, 8/15/30, 144A
8/25 at 103.00 1,324,062
330 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 245,828
2,135 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 1,709,139
20,131 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 7,725,621
395 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.000%, 1/01/24
No Opt. Call 393,658
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
14,725 5.000%, 1/01/32 1/28 at 103.00 12,546,617
38,755 5.250%, 1/01/42 1/28 at 103.00 28,258,220
19,500 5.500%, 1/01/57 1/28 at 103.00 13,296,007
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A
:
690 (f) 5.000%, 4/01/24, (ETM) No Opt. Call 693,397
300 (f) 5.000%, 4/01/25, (Pre-refunded 4/01/24) 4/24 at 100.00 301,477
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi
II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A
:
355 (f) 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 364,296
2,275 (f) 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 2,334,576
251
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
College Station I LLC - Texas A&M University Project, Series 2014A
:
$ 450 4.000%, 4/01/24 - AGM Insured No Opt. Call $ 449,685
2,250 5.000%, 4/01/29 4/24 at 100.00 2,202,470
725 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A,
5.000%, 4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 728,322
430 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- Stephenville III, L.L.C. - Tarleton State University Project, Series 2015A,
5.000%, 4/01/24, (ETM)
No Opt. Call 431,866
305 (f) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/24, (ETM)
No Opt. Call 306,398
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A
:
480 (e) 5.000%, 7/01/24 No Opt. Call 435,600
787 (e) 3.000%, 7/01/28 No Opt. Call 714,622
13,500 (e) 5.000%, 7/01/30 7/25 at 100.00 12,251,250
850 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015B, 4.625%, 7/01/28
No Opt. Call 771,791
North Hays County Municipal Utility District 1, Texas, General Obligation
Bonds, Unlimited Tax Series 2021
:
280 2.250%, 8/15/34 - BAM Insured 8/26 at 100.00 209,166
450 2.250%, 8/15/35 - BAM Insured 8/26 at 100.00 326,750
480 2.250%, 8/15/37 - BAM Insured 8/26 at 100.00 324,808
995 2.500%, 8/15/39 - BAM Insured 8/26 at 100.00 661,897
1,040 2.500%, 8/15/41 - BAM Insured 8/26 at 100.00 662,021
1,315 2.500%, 8/15/44 - BAM Insured 8/26 at 100.00 789,848
805 2.625%, 8/15/47 - BAM Insured 8/26 at 100.00 473,236
North Parkway Municipal Management District 1, Celina, Texas, Contract
Revenue Bonds, Legacy Hills Public Improvement District Phase 1A-1B
Improvements, Series 2021
:
300 3.000%, 9/15/26, 144A No Opt. Call 277,785
800 3.625%, 9/15/31, 144A No Opt. Call 689,946
650 4.000%, 9/15/41, 144A 9/31 at 100.00 528,713
North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series 2021
:
3,000 4.250%, 9/15/31, 144A No Opt. Call 2,797,861
7,000 4.750%, 9/15/41, 144A 9/31 at 100.00 6,207,801
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone A Project, Series 2019
:
120 4.875%, 9/01/25, 144A No Opt. Call 118,505
265 5.250%, 9/01/30, 144A No Opt. Call 257,645
North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point
Public Improvement District Zone B Project, Series 2019
:
115 4.500%, 9/01/25, 144A No Opt. Call 113,292
351 4.875%, 9/01/30, 144A No Opt. Call 331,443
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
252
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 175 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%,
9/01/25, 144A
No Opt. Call $ 164,842
Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Wildridge Public Imporvement District 1 Improvement Area 3 Project,
Series 2019
:
35 3.125%, 9/01/24, 144A No Opt. Call 34,298
205 3.500%, 9/01/29, 144A No Opt. Call 185,941
570 4.000%, 9/01/39, 144A 9/29 at 100.00 483,327
410 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call 399,937
370 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series 2022,
4.875%, 9/15/27, 144A
No Opt. Call 360,919
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 1 Project, Series 2022
:
558 4.875%, 9/15/27, 144A No Opt. Call 547,590
912 5.125%, 9/15/32, 144A 9/30 at 100.00 884,608
Pilot Point, Texas, Special Assessment Revenue Bonds, Mobberly Public
Improvement District Improvement Area 2 Project, Series 2022
:
618 5.375%, 9/15/27, 144A No Opt. Call 611,071
500 5.625%, 9/15/32, 144A No Opt. Call 492,059
150 Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement
District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27
No Opt. Call 145,606
13,470 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
10/23 at 102.05 10,663,201
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2020
:
7,900 3.625%, 1/01/35, (AMT), 144A 10/23 at 102.00 6,123,293
17,380 4.000%, 1/01/50, (AMT), 144A 10/23 at 102.00 11,712,867
Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021A
:
1,075 2.125%, 1/01/28, (AMT), 144A 10/23 at 103.00 914,732
800 2.250%, 1/01/29, (AMT), 144A 10/23 at 103.00 659,677
800 2.625%, 1/01/31, (AMT), 144A 10/23 at 103.00 630,242
8,605 2.750%, 1/01/36, (AMT), 144A 10/23 at 103.00 5,902,759
7,045 2.875%, 1/01/41, (AMT), 144A 10/23 at 103.00 4,392,686
6,250 3.000%, 1/01/50, (AMT), 144A 10/23 at 103.00 3,440,419
Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022
:
439 4.250%, 9/01/27 No Opt. Call 428,323
460 4.750%, 9/01/32 9/30 at 100.00 443,776
Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public
Improvement District Phase 2 & 3 Project, Series 2021
:
75 2.500%, 9/01/26, 144A No Opt. Call 68,171
148 3.000%, 9/01/31, 144A 9/29 at 100.00 122,953
350 3.375%, 9/01/41, 144A 9/29 at 100.00 252,737
253
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District 1 Project, Series 2022
:
$ 360 4.250%, 9/01/27, 144A No Opt. Call $ 351,624
400 4.750%, 9/01/32, 144A No Opt. Call 388,007
850 5.125%, 9/01/42, 144A 9/32 at 100.00 784,584
Princeton, Texas, Special Assessment Revenue Bonds, Eastridge Public
Improvement District Improvement Area 2 Project, Series 2023
:
500 4.500%, 9/01/30, 144A No Opt. Call 484,148
1,160 5.250%, 9/01/43, 144A 9/31 at 100.00 1,081,387
2,500 Princeton, Texas, Special Assessment Revenue Bonds, Sicily Public
Improvement District Improvement Area 1 Project, Series 2023, 7.000%,
9/01/43, 144A
9/33 at 100.00 2,426,773
Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019
:
160 3.750%, 9/01/24, 144A No Opt. Call 157,437
540 4.000%, 9/01/29, 144A No Opt. Call 507,126
465 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.000%, 9/01/29, 144A
No Opt. Call 458,713
Princeton, Texas, Special Assessment Revenue Bonds, Winchester Public
Improvement District Phase 3 & 4 Project, Series 2021
:
161 2.375%, 9/01/26, 144A No Opt. Call 145,587
215 2.875%, 9/01/31, 144A 9/30 at 100.00 176,658
550 3.250%, 9/01/41, 144A 9/30 at 100.00 385,787
1,970 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/29
2/24 at 100.00 1,975,139
1,125 (e) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.293%, 6/15/23
12/22 at 100.00 675,000
35 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 4.900%,
9/15/24
3/24 at 102.00 34,648
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Parkside Village Public improvement District Project, Series 2019
:
85 3.250%, 9/15/24, 144A No Opt. Call 83,194
530 3.625%, 9/15/29, 144A No Opt. Call 483,135
315 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Phase 1B
Project, Series 2019, 3.875%, 9/15/29, 144A
9/27 at 100.00 290,192
370 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 1 Project,
Series 2017, 4.250%, 9/15/28, 144A
9/27 at 100.00 360,643
555 Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 2 Project,
Series 2019, 4.125%, 9/15/29, 144A
9/27 at 100.00 529,041
Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Public improvement District Improvement Area 3 Project,
Series 2022
:
476 4.750%, 9/15/27, 144A No Opt. Call 461,825
736 5.125%, 9/15/32, 144A No Opt. Call 708,623
2,216 5.625%, 9/15/42, 144A 9/32 at 100.00 2,057,551
525 Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds,
Waterscape Publifc improvement District Major Improvement Area
Project, Series 2017, 4.750%, 9/15/28, 144A
9/27 at 100.00 522,017
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
254
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 1 Project, Series 2020
:
$ 50 3.125%, 9/15/25, 144A No Opt. Call $ 47,565
225 3.625%, 9/15/30, 144A No Opt. Call 196,816
Royse City, Rockwall, Collin and Hunt Counties, Texas, Special Assessment
Revenue Bonds, Creekshaw Public Improvement District Improvement
Area 2 Project, Series 2022
:
240 4.875%, 9/15/27, 144A No Opt. Call 235,523
300 5.250%, 9/15/32, 144A No Opt. Call 291,650
450 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call 457,392
660 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Area 1 Project, Series 2022, 5.625%, 9/15/42,
144A
9/32 at 100.00 646,431
720 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Improvement Areas 2-3 Project, Series 2022, 6.875%, 9/15/42,
144A
9/32 at 100.00 710,967
San Antonio Education Facilities Corporation, Texas, Higher Education
Revenue Bonds, Hallmark University Project, Series 2021A
:
265 5.000%, 10/01/31 No Opt. Call 246,137
840 5.000%, 10/01/41 10/31 at 100.00 675,454
San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, San Marcos Trace Public Improvement
District Series 2019
:
220 4.500%, 9/01/24, 144A No Opt. Call 219,317
1,270 5.000%, 9/01/29, 144A 9/28 at 100.00 1,247,314
San Marcos, Hays, Caldwell and Guadalupe Counties, Texas, Special
Assessment Revenue Bonds, Whisper South Public Improvement District,
Series 2020
:
300 3.750%, 9/01/27, 144A No Opt. Call 281,331
500 4.000%, 9/01/32, 144A No Opt. Call 449,305
Santa Fe, Galveston County, Texas, Special Assessment Revenue Bonds,
Mulberry Farms Public Improvement District Series 2022
:
240 4.375%, 9/01/27, 144A No Opt. Call 230,563
295 4.625%, 9/01/32, 144A No Opt. Call 275,120
650 4.875%, 9/01/42, 144A 9/32 at 100.00 577,020
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project,
Series 2017A
:
3,270 6.000%, 11/15/27 5/27 at 100.00 3,263,858
3,095 6.750%, 11/15/47 5/27 at 100.00 3,087,380
973 (e) Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere
Project, Series 2015A, 5.000%, 11/15/23
No Opt. Call 97
265 (d) Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Series 2006B, 4.500%, 12/15/26 (3-Month LIBOR*0.67%
reference rate + 0.700% spread)
9/23 at 100.00 262,575
Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016
:
3,635 5.000%, 12/31/45, (AMT) 12/25 at 100.00 3,471,989
5,390 5.000%, 12/31/50, (AMT) 12/25 at 100.00 5,082,498
255
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 8.8% (continued)
$ 11,805 Texas State Department of Housing and Community Affairs, Multifamily
Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts
CR-021-2006, 5.800%, 10/01/46, (AMT), (Mandatory Put 4/01/24), 144A
4/24 at 100.00 $ 11,825,079
450 Town Of Hickory Creek, Denton County, Texas, Special Assessment
Revenue Bonds, Hickory Creek Public Improvement District, Series 2018,
5.125%, 9/01/28
No Opt. Call 450,679
Town of Lakewood Village, Texas, Lakewood Village Public Improvement
District Improvement District No. 1 Project, Special Assessment Revenue
Bonds, Series 2022
:
400 4.375%, 9/15/27, 144A No Opt. Call 385,923
500 4.750%, 9/15/32, 144A No Opt. Call 470,051
1,000 5.250%, 9/15/42, 144A 9/32 at 100.00 910,471
Travis County Development Authority, Texas, Contract Assessment
Revenue Bonds, Turner's Crossing Public Improvement District Area1
Project, Series 2022
:
300 4.375%, 9/01/27, 144A No Opt. Call 293,558
300 4.750%, 9/01/32, 144A No Opt. Call 289,212
945 Uhland, Hays and Caldwell Counties, Texas, Special Assessment Revenue
Bonds, Watermill Public Improvement District, Series 2022, 5.875%,
9/01/32, 144A
No Opt. Call 953,632
Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Refunding Series
2021
:
425 5.000%, 9/01/31 No Opt. Call 428,322
425 4.000%, 9/01/32 9/31 at 100.00 396,742
755 3.000%, 9/01/34 9/31 at 100.00 615,091
280 4.000%, 9/01/35 9/31 at 100.00 249,477
Venus, Johnson County, Texas, Special Assessment Revenue Bonds,
Brahman Ranch Public Improvement District, Series 2022
:
691 5.625%, 9/15/28, 144A No Opt. Call 681,322
2,394 6.250%, 9/15/42, 144A 9/32 at 100.00 2,291,575
Venus, Johnson County, Texas, Special Assessment Revenue Bonds, Patriot
Estates Public Improvement District, Series 2021
:
216 2.625%, 9/15/26, 144A No Opt. Call 196,691
250 3.125%, 9/15/31, 144A 9/29 at 100.00 208,345
440 Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds,
Tessera on Lake Travis Public Improvement District Improvement Area #2
Project, Series 2018, 4.500%, 9/01/27
No Opt. Call 436,099
Westlake, Texas, Special Assessment Revenue Bonds, Solana Public
Improvement District, Series 2015
:
900 5.500%, 9/01/25 No Opt. Call 886,536
1,840 6.125%, 9/01/35 9/25 at 100.00 1,762,702
2,025 6.250%, 9/01/40 9/25 at 100.00 1,921,287
Total Texas 400,192,411
Utah - 1.0%
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A
:
560 3.250%, 3/01/31, 144A 9/26 at 103.00 485,333
1,835 3.500%, 3/01/36, 144A 9/26 at 103.00 1,474,058
2,015 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 1,926,375
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
256
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utah - 1.0% (continued)
$ 3,935 Coral Junction Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2022A-1, 6.500%, 3/01/53
6/27 at 103.00 $ 3,551,531
2,505 Coral Junction Public Infrastructure District 1, Utah, Special Assessment
Bonds, Coral Junction Assessment Area, Series 2022A-2, 5.500%, 6/01/41,
144A
6/27 at 103.00 2,278,143
1,345 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 1,234,746
1,500 MIDA Mountain Village Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Mountain Village Assessment Area 2, Series
2021, 4.000%, 8/01/50, 144A
8/31 at 100.00 1,061,878
Military Installation Development Authority, Utah, Tax Allocation and Hotel
Tax Revenue Bonds, Series 2021A-1
:
1,000 4.000%, 6/01/36 9/26 at 103.00 805,090
2,000 4.000%, 6/01/41 9/26 at 103.00 1,498,123
Military Installation Development Authority, Utah, Tax Allocation Revenue
Bonds, Series 2021A-2
:
6,730 4.000%, 6/01/36 9/26 at 103.00 5,418,254
8,580 4.000%, 6/01/41 9/26 at 103.00 6,389,856
8,270 4.000%, 6/01/52 9/26 at 103.00 5,629,290
3,670 Sienna Hills Public Infrastructure District No. 1, Utah, Limited Tax General
Obligation and Sales Tax Revenue Bonds, Series 2023A, 6.750%, 7/01/35,
144A
7/28 at 103.00 3,559,061
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Leadership Learning Academy Project, Series 2019A
:
290 3.500%, 6/15/24, 144A No Opt. Call 286,618
1,660 5.000%, 6/15/29, 144A 6/27 at 102.00 1,624,479
2,115 5.000%, 6/15/34, 144A 6/27 at 102.00 2,016,985
Utah Charter School Finance Authority, Charter School Revenue Bonds,
Mountain West Montessori Academy Project, Series 2020A
:
515 3.125%, 6/15/29, 144A No Opt. Call 455,732
475 5.000%, 6/15/39, 144A 12/29 at 100.00 423,089
Utah Charter School Finance Authority, Revenue Bonds, Beehive Science
& Technology Academy, Series 2021A
:
1,245 4.000%, 10/15/31, 144A 10/28 at 100.00 1,097,547
2,325 4.000%, 10/15/41, 144A 10/28 at 100.00 1,696,976
1,360 Utah Charter School Finance Authority, Revenue Bonds, Channing Hall
Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A
No Opt. Call 1,329,409
815 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36,
144A
2/26 at 100.00 770,338
Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A
:
340 3.625%, 6/15/29, 144A 6/27 at 100.00 305,745
1,350 5.000%, 6/15/39, 144A 6/27 at 100.00 1,198,708
Total Utah 46,517,364
Vermont - 0.1%
Vermont Educational and Health Buildings Financing Agency, Revenue
Bonds, Champlain College Project, Series 2016A
:
695 5.000%, 10/15/26 No Opt. Call 682,198
875 5.000%, 10/15/28 10/26 at 100.00 855,797
1,000 5.000%, 10/15/30 10/26 at 100.00 972,439
257
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Vermont - 0.1% (continued)
$ 1,000 5.000%, 10/15/31 10/26 at 100.00 $ 968,537
Total Vermont 3,478,971
Virgin Islands - 0.6%
2,995 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/27
No Opt. Call 3,007,094
445 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
10/23 at 100.00 395,145
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C
:
225 5.000%, 10/01/24, 144A No Opt. Call 222,303
1,150 5.000%, 10/01/30, 144A 10/24 at 100.00 1,057,574
470 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call 463,730
5,785 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
No Opt. Call 5,446,782
6,080 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 5,949,281
420 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 415,347
4,810 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
10/23 at 100.00 4,332,797
4,545 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022, 5.875%, 10/01/32, (AMT), 144A
10/29 at 104.00 4,172,613
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT), 144A
10/29 at 104.00 960,218
Total Virgin Islands 26,422,884
Virginia - 0.3%
Ballston Quarter Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2016A
:
710 5.000%, 3/01/26 No Opt. Call 660,267
1,920 5.125%, 3/01/31 3/27 at 100.00 1,577,168
2,730 (e) Bristol Industrial Development Agency, Virginia, Revenue Bonds, The
Falls-Bristol Project, Series 2014B, 2.750%, 11/01/29, 144A
11/24 at 100.00 1,893,785
385 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25,
144A
No Opt. Call 382,910
Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022
:
815 4.000%, 3/01/32, 144A 3/27 at 103.00 712,422
3,332 4.250%, 3/01/42, 144A 3/27 at 103.00 2,644,635
25 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 22,860
680 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A
No Opt. Call 668,828
150 Norfolk Redevelopment and Housing Authority, Virginia, Revenue
Bonds, Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project,
Refunding Series 2014, 4.000%, 1/01/24
No Opt. Call 149,182
1,635 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/25,
144A
No Opt. Call 1,619,569
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
258
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 0.3% (continued)
$ 105 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Regent University Project, Series 2021, 4.000%, 6/01/46
6/31 at 100.00 $ 83,134
1,385 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A
No Opt. Call 1,398,872
100 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 96,188
345 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
10/23 at 100.00 307,480
Total Virginia 12,217,300
Washington - 0.5%
1,135 King County Public Hospital District 4, Washington, General Obligation
Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A,
4.250%, 12/01/25
No Opt. Call 1,104,491
1,300 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 1,206,499
Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007
:
1,085 5.500%, 6/01/27, (AMT) 10/23 at 100.00 1,064,785
1,500 5.600%, 6/01/37, (AMT) 10/23 at 100.00 1,342,690
805 Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I
Project, Series 2016A, 3.550%, 10/01/46
10/26 at 100.00 657,151
220 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
10/23 at 100.00 201,278
12,910 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 1,291
1,130 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A
1/28 at 100.00 113
6,085 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 608
3,860 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A
No Opt. Call 386
1,000 (e),(g) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A
No Opt. Call 100
5,000 (c) Washington Health Care Facilities Authority, Revenue Bonds, Catholic
Health Initiative, Tender Option Bonds Trust 2015-XF1017, 7.437%,
1/01/35, 144A, (IF)
7/24 at 100.00 5,007,022
6,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 5,804,365
345 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A,
4.000%, 7/01/26, 144A
7/24 at 102.00 325,755
620 (f) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25,
(ETM), 144A
No Opt. Call 630,536
259
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 0.5% (continued)
$ 1,000 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct,
Refunding Series 2016A, 5.000%, 1/01/31, 144A
1/25 at 102.00 $ 905,712
Washington State Housing Finance Commission, Nonprofit Refunding
Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016
:
2,910 5.000%, 7/01/31, 144A 7/26 at 100.00 2,682,347
2,000 5.000%, 7/01/36, 144A 7/26 at 100.00 1,711,433
Washington State Housing Finance Commission, Revenue Bonds,
Rockwood Retirement Communities Project, Series 2014A
:
430 (f) 6.000%, 1/01/24, (ETM), 144A No Opt. Call 431,677
1,500 (f) 7.500%, 1/01/49, (Pre-refunded 1/01/24), 144A 1/24 at 100.00 1,510,972
Total Washington 24,589,211
West Virginia - 0.2%
1,500 Glenville State College, West Virginia, Revenue Bonds, Refunding &
Improvement Series 2017, 4.500%, 6/01/32
6/27 at 100.00 1,368,589
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A
:
840 4.500%, 6/01/27, 144A No Opt. Call 834,362
4,745 5.750%, 6/01/43, 144A 6/27 at 100.00 4,799,077
210 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 178,023
500 South Charleston, West Virginia, Special District Excise Tax Revenue
Improvement Bonds, South Charleston Park Place Project, Series 2022A,
4.250%, 6/01/42, 144A
6/31 at 100.00 376,686
1,580 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 1,227,936
West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series
2018A
:
1,000 5.000%, 1/01/33 1/29 at 100.00 988,894
1,000 5.000%, 1/01/36 1/29 at 100.00 956,001
Total West Virginia 10,729,568
Wisconsin - 5.6%
3,075 Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin,
General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32
12/27 at 100.00 3,007,216
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017
:
300 5.000%, 11/15/31 11/26 at 100.00 309,120
190 5.000%, 11/15/33 11/26 at 100.00 195,552
170 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Alamance Community School, Series 2021A, 4.250%, 6/15/31, 144A
6/29 at 100.00 147,473
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A
:
275 4.250%, 6/15/31, 144A 6/29 at 100.00 235,106
895 5.000%, 6/15/41, 144A 6/29 at 100.00 722,636
400 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/36, 144A
6/27 at 100.00 332,224
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
260
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 5.6% (continued)
$ 335 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2022A, 5.375%, 6/01/37, 144A
6/30 at 100.00 $ 316,830
110 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%,
2/01/26, 144A
No Opt. Call 107,120
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A
:
845 4.000%, 6/15/29, 144A 6/26 at 100.00 775,476
390 5.000%, 6/15/39, 144A 6/26 at 100.00 337,331
710 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 660,114
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Discovery Charter School Project, Series 2022A
:
2,225 6.500%, 6/01/42, 144A 6/30 at 100.00 2,090,022
1,365 6.500%, 6/01/47, 144A 6/30 at 100.00 1,249,804
995 6.625%, 6/01/52, 144A 6/30 at 100.00 911,328
525 6.750%, 6/01/62, 144A 6/30 at 100.00 480,359
410 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A
No Opt. Call 393,569
1,175 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%,
7/15/32
10/23 at 100.00 1,175,369
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2023A
:
250 5.750%, 7/01/33, 144A 7/28 at 103.00 246,498
325 6.375%, 7/01/43, 144A 7/28 at 103.00 316,254
650 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/31, 144A
1/28 at 100.00 629,985
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A
:
750 4.375%, 4/01/32, 144A 4/31 at 100.00 660,884
2,000 5.000%, 4/01/47, 144A 4/31 at 100.00 1,641,143
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
4,975 4.100%, 6/15/26, 144A No Opt. Call 4,762,474
5,010 5.000%, 6/15/36, 144A 6/26 at 100.00 4,178,823
2,395 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%,
6/15/27, 144A
6/24 at 100.00 2,263,268
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Quality Education Academy Project, Series 2023A
:
230 5.250%, 7/15/33, 144A No Opt. Call 222,969
460 6.000%, 7/15/43, 144A 7/33 at 100.00 441,455
165 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
4.375%, 7/01/25, 144A
No Opt. Call 162,611
1,345 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%,
6/15/29, 144A
6/27 at 100.00 1,260,431
261
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 5.6% (continued)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A
:
$ 510 4.500%, 6/15/32, 144A No Opt. Call $ 463,859
1,310 5.000%, 6/15/42, 144A 6/32 at 100.00 1,145,155
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, The Foundation of the University of North Carolina at
Charlotte Inc., Series 2021A
:
3,920 4.000%, 9/01/36 9/31 at 100.00 3,279,096
2,565 4.000%, 9/01/41 9/31 at 100.00 1,949,864
Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017
:
2,710 6.750%, 3/01/27, 144A No Opt. Call 2,807,926
2,500 7.000%, 3/01/47, 144A 3/27 at 100.00 2,549,480
1,725 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 5.875%, 6/15/38, 144A
6/33 at 100.00 1,655,199
Public Finance Authority of Wisconsin, Education Revenue Bonds, North
Carolina Leadership Academy, Series 2019A
:
255 4.000%, 6/15/29, 144A 6/26 at 100.00 236,012
440 5.000%, 6/15/39, 144A 6/26 at 100.00 396,029
Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A
:
500 5.625%, 6/15/37 6/29 at 101.00 456,006
750 5.875%, 6/15/42 6/29 at 101.00 677,839
250 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A
6/27 at 102.00 234,710
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Franklin School of Innovation, Series 2022A, 5.000%, 1/01/42, 144A
1/29 at 103.00 863,021
5,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Dreamhouse EWA Beach, New Mexico, Series 2022A, 5.750%,
6/01/25, 144A
6/24 at 100.00 4,987,839
260 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A
No Opt. Call 250,264
8,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.000%, 4/01/43
4/32 at 100.00 7,104,410
Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, The ASK Academy Project, Series 2015A
:
265 5.250%, 2/01/25 No Opt. Call 262,609
1,380 5.750%, 2/01/35 2/25 at 100.00 1,341,870
530 Public Finance Authority of Wisconsin, Healthcare Facility Expansion
Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series
2015A, 5.000%, 9/01/25, 144A
No Opt. Call 519,696
225 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 175,985
1,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 887,158
Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A
:
31,975 (e) 3.125%, 8/01/27, 144A No Opt. Call 24,420,906
7,270 (e) 6.750%, 8/01/31, 144A No Opt. Call 5,089,000
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
262
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 5.6% (continued)
Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017
:
$ 22,365 5.000%, 12/01/27, 144A No Opt. Call $ 20,334,475
13,115 6.500%, 12/01/37, 144A 12/27 at 100.00 11,659,152
300 6.750%, 12/01/42, 144A 12/27 at 100.00 268,022
8,250 7.000%, 12/01/50, 144A 12/27 at 100.00 7,365,463
1,790 Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving
Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%,
1/01/50, 144A
1/32 at 100.00 1,851,744
1,690 Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds,
Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A
No Opt. Call 101,400
1,700 (e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A
10/27 at 100.00 1,020,000
1,000 (e) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A
10/27 at 100.00 400,000
11,630 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A
No Opt. Call 10,317,755
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020
:
570 5.000%, 4/01/30, 144A No Opt. Call 568,125
30 (f) 5.000%, 4/01/30, (ETM), 144A No Opt. Call 31,595
10,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone CCRC
Project, Series 2021A, 4.000%, 6/01/56, 144A
6/27 at 103.00 6,272,748
5,085 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call 4,621,060
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A
:
7,130 4.000%, 6/01/36 6/27 at 103.00 5,849,516
2,500 5.000%, 6/01/37 6/28 at 103.00 2,232,411
1,130 4.000%, 6/01/41 6/27 at 103.00 835,741
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,930 4.000%, 7/01/36, (AMT) 7/28 at 100.00 1,531,144
3,985 4.000%, 7/01/41, (AMT) 7/31 at 100.00 2,843,879
8,970 4.250%, 7/01/54, (AMT) 7/31 at 100.00 5,792,830
Public Finance Authority of Wisconsin, Revenue Bonds, Viticus Group
Project, Series 2022A
:
1,285 4.000%, 12/01/31, 144A No Opt. Call 1,134,684
2,255 4.000%, 12/01/41, 144A 12/31 at 100.00 1,741,289
Public Finance Authority of Wisconsin, Senior Living Facility Revenue
Bonds, Mary's Woods at Marylhurst Inc., Series 2017A
:
1,215 5.000%, 5/15/31, 144A 5/25 at 102.00 1,166,586
1,000 5.250%, 5/15/42, 144A 5/25 at 102.00 903,022
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
25,435 6.125%, 1/01/33, 144A 1/28 at 100.00 15,642,525
8,455 6.250%, 1/01/38, 144A 1/28 at 100.00 5,199,825
2,795 6.375%, 1/01/48, 144A 1/28 at 100.00 1,718,925
735 (e),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 7
263
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 5.6% (continued)
Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021
:
$ 285 4.000%, 10/15/31, 144A No Opt. Call $ 248,252
570 5.000%, 10/15/41, 144A 10/31 at 100.00 486,964
17,930 Public Finance Authority, Wisconsin, Revenue Bonds, Vonore Fiber
Products Sustainable Packaging Project, Taxable Green Series 2019,
7.500%, 6/01/29, 144A
10/23 at 105.00 17,296,189
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 750,079
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017
:
235 4.375%, 8/01/27 8/24 at 103.00 212,963
6,045 5.000%, 8/01/27 8/24 at 103.00 5,602,468
4,015 5.000%, 8/01/32 8/24 at 103.00 3,405,014
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019
:
1,000 4.250%, 8/01/34 8/26 at 103.00 785,161
2,300 4.500%, 8/01/39 8/26 at 103.00 1,631,366
320 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24
10/23 at 101.00 314,310
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Hope Christian Schools Obligated Group, Series 2021
:
1,125 3.000%, 12/01/31 12/26 at 100.00 914,105
2,550 4.000%, 12/01/41 12/26 at 100.00 1,854,171
4,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42
2/26 at 100.00 4,220,107
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Mile Bluff Medical Center, Inc., Series 2014
:
1,250 5.000%, 5/01/26 5/24 at 100.00 1,187,684
1,000 5.125%, 5/01/29 5/24 at 100.00 924,887
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B
:
530 4.000%, 9/01/36 9/27 at 103.00 446,959
500 4.000%, 9/15/41 9/27 at 103.00 389,608
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery
:
775 4.000%, 9/15/36 9/27 at 103.00 653,573
770 4.000%, 9/15/41 9/27 at 103.00 599,995
4,020 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/29
10/23 at 102.00 3,837,036
300 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015C, 3.875%, 11/01/35
5/25 at 100.00 275,948
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 2,135,887
Total Wisconsin 251,564,026
Total Municipal Bonds
(cost $5,063,385,764) 4,495,320,822
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
264
Investments in Derivatives
Shares Description (a) Value
X –
COMMON STOCKS - 8.8% X 399,692,447
Utilities - 8.8%
4,940,062 (i),(j) Energy Harbor Corp $ 393,969,944
12,975 (j),(k) Talen Energy Corp 686,053
95,252 (j),(k) Talen Energy Supply LLC 5,036,450
Total Utilities 399,692,447
Total Common Stocks
(cost $110,617,119) 399,692,447
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0.4% X 16,831,828
Consumer Services - 0.1%
$ 8,000 Wild Rivers Water Park 8.500% 11/01/51 $ 5,780,000
Total Consumer Services 5,780,000
Health Care Equipment & Services - 0.3%
4,000 Toledo Hospital/The 5.325% 11/15/28 3,155,000
17,745 Tower Health 4.451% 2/01/50 7,896,525
Total Health Care Equipment & Services 11,051,525
Utilities - 0.0%
1,865 (e) FirstEnergy Corp 6.050% 8/15/22 186
1,165 (e) FirstEnergy Corp 6.800% 8/15/39 117
Total Utilities 303
Total Corporate Bonds
(cost $26,268,962) 16,831,828
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (l) X 625,172
Capital Goods - 0.0%
$ 1,600 (e),(g) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/15/23 $ 375,904
Total Capital Goods 375,904
Industrials - 0.0%
1,400 (g) Columbia Pulp I LLC 16.000% N/A N/A 11/30/23 249,268
Total Industrials 249,268
Total Variable Rate Senior Loan Interests
(cost $3,000,382) 625,172
Total Long-Term Investments
(cost $5,203,272,227) 4,912,470,269
Borrowings - (3.2)% (n) (143,135,270)
Floating Rate Obligations - (5.8)% (262,200,000)
Other Assets & Liabilities, Net -   0.5% 20,240,670
Net Assets - 100% $ 4,527,375,669
265
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (2,562) 12/23 $ (282,563,977) $ (276,856,125) $ 5,707,852
U.S. Treasury 5-Year Note (2,044) 12/23 (217,602,231) (215,354,563) 2,247,668
Total $(500,166,208) $(492,210,688) $7,955,520
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A,
2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%,  5/15/19; Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holdings: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38; Talen Energy Supply LLC, 6.000%, 12/15/36; and Talen Energy Supply
LLC, 6.500%, 6/01/25, Senior Notes.
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
Nuveen Short Duration High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
September 30,2023
(Unaudited)
266
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Borrowings as a percentage of Total Investments is 2.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
267
Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments September 30, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 100.0%
X –
MUNICIPAL BONDS - 97.0% X 1,010,746,964
Alabama - 1.4%
Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A
:
$ 1,500 4.000%, 7/01/38 7/28 at 100.00 $ 1,363,153
1,500 4.000%, 7/01/43 7/28 at 100.00 1,296,121
5,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Series 2023A, 5.250%, 1/01/54, (Mandatory Put 10/01/30)
7/30 at 100.25 5,050,523
4,280 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory Put 11/01/30)
No Opt. Call 4,545,794
1,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Project,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 981,483
250 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45
4/25 at 100.00 233,661
777 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
4.500%, 5/01/32, 144A
5/29 at 100.00 710,442
500 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2017B-
2, 5.000%, 9/01/41
3/27 at 100.00 501,086
Total Alabama 14,682,263
Arizona - 3.5%
945 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 917,711
970 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 932,441
210 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 182,509
1,800 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable Series
2021C, 6.000%, 7/01/29, 144A
No Opt. Call 1,699,406
6,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Projects, Taxable Series
2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 4,842,429
5,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds,
Provident Group Falcon Properties LLC, Project, Senior Series 2022A-1,
4.000%, 12/01/51, 144A
12/31 at 100.00 3,778,720
1,465 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 1,434,246
6,295 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-2,
5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 6,367,238
400 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 372,298
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
268
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona - 3.5% (continued)
$ 1,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%,
10/01/40, 144A
10/27 at 103.00 $ 930,838
725 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 741,517
7,840 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2023A-3, 5.000%, 1/01/53, (Mandatory Put
11/01/30)
11/29 at 101.58 8,256,051
Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Refunding Series 2023
:
1,905 5.000%, 7/01/30, (AMT) No Opt. Call 1,996,294
1,675 5.000%, 7/01/31, (AMT) No Opt. Call 1,761,722
1,540 5.000%, 7/01/32, (AMT) No Opt. Call 1,625,792
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 95,578
25 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 22,367
860 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 4.000%, 4/01/40
4/31 at 100.00 753,489
Total Arizona 36,710,646
Arkansas - 0.9%
7,000 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 6,537,586
1,430 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 1,297,788
1,500 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39
9/30 at 100.00 1,456,804
Total Arkansas 9,292,178
California - 6.5%
Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A
:
1,210 5.000%, 3/01/26 No Opt. Call 1,192,863
1,000 5.250%, 3/01/36 3/26 at 100.00 993,832
1,965 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory Put
10/01/31)
10/30 at 100.65 1,961,632
5,600 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023D, 5.500%, 5/01/54, (Mandatory Put
11/01/28)
8/28 at 100.24 5,765,287
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 2,271,191
100 California Municipal Finance Authority,  Revenue Bonds, Creative Center
of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%,
11/01/36, 144A
11/26 at 100.00 82,367
505 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 467,223
269
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.5% (continued)
$ 5,320 California Municipal Finance Authority, Federal Lease Revenue Bonds,
VA Oceanside Health Care Center Project, Taxable Series 2021, 3.637%,
7/01/30
4/30 at 100.00 $ 4,507,539
2,500 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 2,396,233
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012
:
2,500 5.000%, 7/01/37, (AMT), 144A 1/24 at 100.00 2,499,920
4,390 5.000%, 11/21/45, (AMT), 144A 1/24 at 100.00 4,191,784
840 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 842,240
1,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 748,111
400 California Public Finance Authority, Charter School Lease Revenue Bonds,
Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%,
6/15/49, 144A
10/23 at 100.00 338,212
470 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 391,009
300 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31,
144A
6/25 at 100.00 300,406
745 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60, 144A
6/28 at 100.00 521,527
California State, General Obligation Bonds, Refunding Various Purpose
Series 2023
:
1,715 4.000%, 9/01/43 9/33 at 100.00 1,642,103
5,500 5.000%, 9/01/43 9/33 at 100.00 5,848,824
1,110 California State, General Obligation Bonds, Various Purpose Refunding
Series 2023, 4.000%, 10/01/42
4/33 at 100.00 1,066,580
1,225 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41, 144A
6/26 at 100.00 1,137,508
6 (c),(d) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 5,497
1,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 10/23 at 100.00 930,296
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 3,483,589
6,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 4,609,462
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 1,016,196
1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.000%, 9/01/42 - AGM Insured
9/29 at 103.00 1,322,419
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
270
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California - 6.5% (continued)
$ 1,265 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2, 5.000%, 9/01/42
9/29 at 103.00 $ 1,179,395
1,040 Sacramento County, California, Airport System Revenue Bonds, Refunding
Senior Series 2018C, 5.000%, 7/01/38, (AMT)
7/28 at 100.00 1,048,109
3,770 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43,
144A
10/23 at 37.70 1,431,824
750 San Francisco Community College District, California, General Obligation
Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41
6/30 at 100.00 537,233
420 San Jose, California, Airport Revenue Bonds, Taxable Refunding Series
2021C, 3.290%, 3/01/41
3/31 at 100.00 296,333
11,550 University of California, General Revenue Bonds, Series 2023BQ, 5.000%,
5/15/35
5/33 at 100.00 13,020,238
Total California 68,046,982
Colorado - 11.8%
2,630 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 2,394,509
Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A
:
1,000 4.375%, 12/01/28 12/23 at 103.00 944,877
1,000 5.125%, 12/01/48 12/23 at 103.00 868,456
6,250 Aurora Highlands Community Authority Board, Adams County, Colorado,
Special Tax Revenue Bonds, Refunding & Improvement Series 2021A,
5.750%, 12/01/51
12/28 at 103.00 5,318,420
1,000 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2019A, 5.000%, 12/01/48
9/24 at 103.00 835,248
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 1,262,058
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado, General
Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A,
5.000%, 12/01/51
3/26 at 103.00 805,058
739 (e) Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 762,313
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 748,968
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
10/23 at 100.00 983,681
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
2,900 5.000%, 12/01/29, 144A 10/23 at 103.00 2,801,934
1,500 5.000%, 12/01/37, 144A 10/23 at 103.00 1,369,587
5,000 5.000%, 12/01/47, 144A 10/23 at 103.00 4,284,479
400 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017, 5.375%,
10/01/37
10/27 at 100.00 338,791
271
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 11.8% (continued)
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A
:
$ 100 4.000%, 7/01/41, 144A 7/31 at 100.00 $ 78,985
100 4.000%, 7/01/51, 144A 7/31 at 100.00 70,825
6,560 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33)
11/32 at 101.57 7,034,625
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella
of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A
12/26 at 103.00 308,714
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny
Vista Living Center Project, Refunding & Improvement Series 2015A,
5.750%, 12/01/35, 144A
12/25 at 100.00 358,440
250 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
12/23 at 103.00 230,699
500 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
12/24 at 103.00 442,692
1,500 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%,
12/01/48
12/23 at 103.00 1,387,706
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment
Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 593,945
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A
:
3,895 5.000%, 11/15/31, (AMT) No Opt. Call 4,101,954
1,545 5.500%, 11/15/40, (AMT) 11/32 at 100.00 1,633,081
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
1,250 5.000%, 12/01/29 12/26 at 100.00 1,256,646
2,000 5.000%, 12/01/30 12/26 at 100.00 2,009,299
1,000 Denver International Business Center Metropolitan District 1, Denver,
Colorado, General Obligation Bonds, Subordinate Limited Tax Series
2019B, 6.000%, 12/01/48
6/24 at 103.00 947,357
4,900 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 4,617,312
970 Flying Horse Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49,
144A
9/24 at 103.00 869,772
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 5.750%, 12/01/30
12/24 at 100.00 956,395
Fourth North Business Improvement District, Silverthorne, Summit County,
Colorado, Special Revenue and Tax Supported Bonds, Refunding &
Improvement Senior Series 2022A
:
1,665 5.250%, 12/01/32 12/30 at 102.00 1,597,064
4,445 5.750%, 12/01/52 12/30 at 102.00 4,059,578
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 1,618,666
1,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General
Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 828,638
1,050 Independence Metropolitan District 3, Elbert County, Colorado, Limited
Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49
6/24 at 103.00 919,789
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
272
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 11.8% (continued)
$ 2,089 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 $ 1,982,397
500 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%,
12/15/50
12/23 at 103.00 454,090
615 Jones District Community Authority Board, Centennial, Colorado, Special
Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%,
12/01/50
12/25 at 103.00 494,096
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35
12/25 at 103.00 831,371
1,000 Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 863,755
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 456,899
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 2,829,400
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
10/23 at 101.00 461,844
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A
:
500 5.000%, 12/01/41 6/26 at 103.00 433,279
500 5.000%, 4/15/51 6/26 at 103.00 401,730
500 Meadowbrook Heights Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51
9/26 at 103.00 368,194
Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax
General Obligation Bonds, Series 2020A
:
1,200 5.000%, 12/01/39 3/25 at 103.00 1,094,798
1,750 5.000%, 12/01/49 3/25 at 103.00 1,478,517
500 Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 422,320
2,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 1,756,174
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 815,980
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019
:
500 4.000%, 12/01/29 12/24 at 103.00 457,543
10,025 5.000%, 12/01/39 12/24 at 103.00 9,053,759
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 433,127
290 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 234,416
1,550 Peak Metropolitan District 3, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1, 7.500%, 12/01/52
12/27 at 103.00 1,467,705
7,980 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 7,252,717
273
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 11.8% (continued)
Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams
County, Colorado, Limited Property Tax Supported Primary Improvements
Revenue Bonds, Refunding Series 2017A
:
$ 1,415 4.125%, 12/15/27, 144A 12/26 at 100.00 $ 1,372,174
2,000 5.000%, 12/15/41, 144A 12/26 at 100.00 1,863,323
720 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%,
12/15/42
12/23 at 103.00 648,307
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
12/26 at 103.00 367,533
1,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
10/23 at 103.00 1,454,080
500 Raindance Metropolitan District 1, Acting by and through its Water Activity
Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable
Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 441,946
1,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement Series
2017, 5.000%, 12/01/42
12/27 at 100.00 1,009,351
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 1,473,090
1,865 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 1,884,191
1,016 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 814,256
875 South Maryland Creek Ranch Metropolitan District, Summitt County,
Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2018A, 5.625%, 12/01/47
12/23 at 103.00 802,315
1,650 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
12/25 at 103.00 1,471,210
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado, Limited
Tax General Obligation Refunding and Improvement Bonds,Subordinate
Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47
10/23 at 103.00 450,590
Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2019A
:
1,500 5.000%, 12/01/39 9/24 at 103.00 1,348,913
1,000 5.000%, 12/01/49 9/24 at 103.00 839,892
1,618 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 1,170,319
Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019
:
500 5.125%, 12/01/34 12/23 at 103.00 478,049
3,820 5.375%, 12/01/39 12/23 at 103.00 3,613,581
1,600 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 6.000%, 12/01/50
12/23 at 81.31 1,081,473
2,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 1,725,916
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 1,070,792
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
274
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado - 11.8% (continued)
$ 1,000 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 $ 849,391
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 1,149,032
500 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%,
12/01/39
9/24 at 103.00 455,096
1,856 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate Series
2020B-2, 7.500%, 12/15/40
12/25 at 103.00 1,642,189
Total Colorado 123,161,681
Connecticut - 0.4%
200 Connecticut Development Authority, Airport Facilities Revenue Bonds,
Learjet Inc., Series 2004, 7.950%, 4/01/26, (AMT)
10/23 at 100.00 198,009
100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 77,896
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A
:
1,330 4.000%, 7/01/34 7/29 at 100.00 1,227,979
1,250 4.000%, 7/01/36 7/29 at 100.00 1,120,629
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 1,109,782
Total Connecticut 3,734,295
Delaware - 0.1%
1,500 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/43
12/28 at 100.00 1,438,234
35 Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds,
Collegiate Housing Foundation - Dover LLC Delaware State University
Project, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 31,949
Total Delaware 1,470,183
District of Columbia - 0.2%
275 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35
10/29 at 100.00 266,587
415 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call 423,154
1,300 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/40
10/30 at 100.00 1,168,914
Total District of Columbia 1,858,655
Florida - 12.2%
3,105 (f) Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Healthcare Project, Series 2007A, 4.670%,
12/01/37 (3-Month LIBOR*0.67% reference rate + 0.870% spread)
10/23 at 100.00 2,762,185
1,000 Ave Maria Stewardship Community District, Florida, Capital Improvement
Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41
5/31 at 100.00 776,034
240 Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue
Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A
7/25 at 100.00 166,787
275
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 12.2% (continued)
$ 3,225 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A
7/26 at 100.00 $ 2,791,442
255 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 100.00 203,021
900 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56, 144A
6/31 at 100.00 710,891
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A
1/29 at 100.00 875,016
100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The
Florida Charter Educational Foundation, Inc. Projects, Series 2018A,
5.375%, 6/15/48, 144A
6/28 at 100.00 86,687
50 Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018, 6.100%, 8/15/38, 144A
8/28 at 100.00 50,016
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021
:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 340,491
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 685,295
500 4.250%, 8/15/61, 144A 8/28 at 100.00 337,666
1,892 (c) Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
6/28 at 100.00 269,639
90 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A, 4.375%, 6/15/27, 144A
No Opt. Call 87,083
500 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 449,093
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/47, 144A
10/27 at 100.00 86,445
100 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/39, 144A
10/27 at 100.00 91,622
500 Eden Hills Community Development District, Lake Alfred, Florida, Special
Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51
5/30 at 100.00 386,291
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%,
7/15/36, 144A
7/26 at 100.00 91,791
1,000 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35
6/27 at 100.00 1,001,866
100 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 85,180
1,510 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2019, 5.000%,
5/01/29, (AMT), 144A
10/23 at 104.00 1,410,040
3,000 Florida Development Finance Corporation, Florida, Solid Waste Disposal
Revenue Bonds, Waste Pro USA, Inc. Project, Series 2023, 6.125%,
7/01/32, (AMT), (Mandatory Put 7/01/26), 144A
4/26 at 100.00 2,985,856
14,320 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 14,248,483
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
1,150 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 10/23 at 101.00 1,146,303
11,350 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 10/23 at 102.00 10,818,569
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
276
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida - 12.2% (continued)
$ 3,120 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 10/23 at 102.00 $ 2,965,880
Florida Development Finance Corporation, Healthcare Facilties Revenue
Bonds, Lakeland Regional Health Systems, Series 2021
:
550 4.000%, 11/15/35 11/31 at 100.00 508,169
1,000 4.000%, 11/15/37 11/31 at 100.00 887,391
2,360 4.000%, 11/15/38 11/31 at 100.00 2,058,882
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
10/23 at 101.00 2,699,625
28,360 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57, (AMT),
(Mandatory Put 10/03/23), 144A
10/23 at 100.00 29,494,400
32,360 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
11/23 at 100.00 32,036,908
3,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
10/23 at 100.00 3,350,387
495 Hidden Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3, Series 2019A-1,
5.250%, 11/01/39, 144A
11/29 at 100.00 479,577
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A,
5.250%, 10/01/42
10/27 at 100.00 2,059,901
1,000 Magic Place Community Development District, Osceola County, Florida,
Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51
5/30 at 100.00 796,589
100 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 5.875%, 7/01/37, 144A
7/27 at 100.00 97,643
1,070 (g) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 1,064,166
Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009
:
1,355 0.000%, 10/01/37 - BAM Insured No Opt. Call 682,910
1,490 0.000%, 10/01/42 - BAM Insured No Opt. Call 558,490
145 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
10/23 at 100.00 144,754
420 Reunion East Community Development District, Osceola County, Florida,
Special Assessment Bonds, Series 2021, 2.850%, 5/01/31
No Opt. Call 359,750
1,560 Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A,
5.500%, 11/15/49
11/26 at 103.00 1,152,638
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 1,000,193
615 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
10/23 at 100.00 553,627
1,420 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 3.000%, 5/01/41
5/31 at 100.00 978,016
550 Village Community Development District 15, Florida, Special Assessment
Revenue Bonds, Series 2023, 4.250%, 5/01/28, 144A
No Opt. Call 541,672
Total Florida 127,415,360
277
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia - 0.9%
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest
Series 2017A-1
:
$ 1,500 (c) 6.750%, 1/01/35 1/28 at 100.00 $ 675,000
500 (c) 7.000%, 1/01/40 1/28 at 100.00 225,000
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Green Series 2023E
:
1,380 5.250%, 7/01/41, (AMT) 7/33 at 100.00 1,441,709
1,705 5.250%, 7/01/43, (AMT) 7/33 at 100.00 1,769,376
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 665,680
200 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/36
7/28 at 100.00 204,262
1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42
4/27 at 100.00 885,397
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 2,593,666
500 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29
1/28 at 100.00 518,190
Total Georgia 8,978,280
Guam - 0.3%
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/27
11/25 at 100.00 999,450
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2021A
:
550 3.189%, 10/01/29 No Opt. Call 457,976
600 3.339%, 10/01/30 No Opt. Call 488,230
620 3.489%, 10/01/31 No Opt. Call 494,558
490 3.839%, 10/01/36 10/31 at 100.00 372,677
80 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 79,002
Total Guam 2,891,893
Idaho - 0.2%
1,500 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A
5/26 at 102.00 1,346,308
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 999,853
Total Idaho 2,346,161
Illinois - 4.7%
500 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding
Series 2019, 5.250%, 3/01/41
3/28 at 100.00 439,778
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 1,028,935
Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2023
:
1,250 5.250%, 4/01/33 No Opt. Call 1,335,584
1,250 5.250%, 4/01/40 4/33 at 100.00 1,284,819
1,725 5.500%, 4/01/43 4/33 at 100.00 1,788,666
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
278
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 4.7% (continued)
$ 1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 $ 1,295,179
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B
:
1,000 5.000%, 12/01/34 10/23 at 100.00 955,419
1,000 4.000%, 12/01/35 10/23 at 100.00 884,556
1,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 1,002,616
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 2,008,065
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016G, 5.000%, 1/01/52
1/27 at 100.00 975,251
2,000 Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A,
5.000%, 1/01/30
No Opt. Call 2,072,145
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien
Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 995,270
Chicago, Illinois, OHare Airport Customer Facility Charge Revenue Bonds,
Senior Lien Refunding Series 2023
:
905 5.250%, 1/01/42 - BAM Insured 1/33 at 100.00 934,808
1,000 5.250%, 1/01/43 - BAM Insured 1/33 at 100.00 1,030,173
1,775 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Refunding Series 2023B, 5.000%, 1/01/38 - AGM Insured
7/32 at 100.00 1,850,084
Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series
2023B
:
550 5.000%, 11/01/34 - AGM Insured 5/32 at 100.00 591,481
550 5.000%, 11/01/35 - AGM Insured 5/32 at 100.00 587,473
330 5.000%, 11/01/36 - AGM Insured 5/32 at 100.00 349,058
330 5.000%, 11/01/38 - AGM Insured 5/32 at 100.00 343,829
920 5.000%, 11/01/39 - AGM Insured 5/32 at 100.00 954,077
2,600 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/39
11/30 at 100.00 2,379,030
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Series
2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 4,307,183
485 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A
12/25 at 100.00 490,940
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 662,169
260 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 251,047
1,075 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 828,333
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 807,232
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
225 (e),(g) 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 229,737
25 (g) 5.000%, 10/01/46, (UB) 10/25 at 100.00 25,017
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call 4,558,887
2,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 2,489,083
279
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois - 4.7% (continued)
$ 2,100 Illinois State, General Obligation Bonds, October Series 2020B, 4.000%,
10/01/33
10/30 at 100.00 $ 2,030,090
2,115 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/43
7/33 at 100.00 2,225,191
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A
:
1,710 0.000%, 12/15/35 12/31 at 90.33 947,492
1,800 0.000%, 6/15/39 12/31 at 81.66 790,669
2,000 0.000%, 6/15/40 12/31 at 79.15 822,460
1,885 0.000%, 12/15/40 12/31 at 78.00 754,817
1,500 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 - BAM Insured
No Opt. Call 320,406
2,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 6/15/37 -
NPFG Insured
No Opt. Call 1,279,939
430 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 383,051
Total Illinois 49,290,039
Indiana - 2.0%
1,420 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,158,714
1,195 Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw
University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 1,177,101
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 963,824
110 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
10/23 at 100.00 110,444
2,500 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39,
(AMT)
11/30 at 100.00 2,694,688
4,115 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-2, 5.000%,
10/01/60, (Mandatory Put 7/01/30)
7/29 at 101.68 4,361,835
4,125 Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Long Term Rate Series 2023B-3, 5.000%,
10/01/55, (Mandatory Put 7/01/32)
7/31 at 101.64 4,426,516
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 1,503,299
4,670 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call 4,551,249
Total Indiana 20,947,670
Iowa - 1.0%
3,500 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/23 at 100.00 3,217,415
2,135 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 2,070,847
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
280
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa - 1.0% (continued)
$ 5,500 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put 9/01/26)
6/26 at 100.62 $ 5,488,239
Total Iowa 10,776,501
Kansas - 0.2%
1,680 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/25
No Opt. Call 1,661,807
Total Kansas 1,661,807
Kentucky - 0.6%
60 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project, Refunding
Series 2019, 4.000%, 2/01/35
2/30 at 100.00 55,164
1,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 845,345
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 1,534,167
1,000 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 1,008,824
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A
:
1,000 5.000%, 7/01/26 7/25 at 100.00 1,003,644
1,000 5.000%, 7/01/30 7/25 at 100.00 1,006,897
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 762,387
Total Kentucky 6,216,428
Louisiana - 1.5%
2,785 Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue
Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%,
12/01/34
12/29 at 100.00 2,501,561
265 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 238,038
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 894,877
500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 378,066
2,720 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/43
7/33 at 100.00 2,784,361
4,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call 4,227,807
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 532,559
725 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 772,211
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call 1,056,952
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call 1,016,019
281
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana - 1.5% (continued)
$ 1,000 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call $ 935,562
Total Louisiana 15,338,013
Maryland - 0.4%
2,840 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 2,514,220
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 189,650
190 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 176,040
140 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 127,389
500 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
10/23 at 100.00 300,000
1,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31
10/23 at 100.00 600,000
Total Maryland 3,907,299
Massachusetts - 0.4%
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 1,900,498
Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022
:
470 5.000%, 10/01/39 10/32 at 100.00 499,387
2,200 5.000%, 10/01/41 10/32 at 100.00 2,308,359
Total Massachusetts 4,708,244
Michigan - 2.5%
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
10/23 at 100.00 3,525,581
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 9,936,927
Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023
:
5,500 5.000%, 11/15/41 11/33 at 100.00 5,811,732
5,500 5.000%, 11/15/42 11/33 at 100.00 5,742,395
1,355 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.250%, 12/01/37 -
AGM Insured, (AMT)
12/33 at 100.00 1,406,797
Total Michigan 26,423,432
Minnesota - 1.1%
1,400 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 1,146,126
50 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities
International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A
12/27 at 100.00 43,833
3,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.125%, 7/01/48
10/23 at 100.00 2,999,907
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
282
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota - 1.1% (continued)
$ 2,840 Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina
Health System, Series 2023B, 5.000%, 11/15/53, (Mandatory Put 11/15/30)
11/29 at 101.75 $ 2,973,535
1,135 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40
12/25 at 100.00 1,124,299
30 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A, 5.000%, 4/01/46
4/26 at 100.00 21,157
3,745 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence, Series
2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 3,291,764
Total Minnesota 11,600,621
Mississippi - 0.2%
1,000 (c) Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A,
4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A
10/26 at 100.00 813,359
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 1,005,826
Total Mississippi 1,819,185
Missouri - 0.7%
1,075 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
5.250%, 6/01/39
6/24 at 100.00 1,012,773
185 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/41
3/31 at 100.00 154,109
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 2,622,772
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series
2020
:
1,000 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 1,008,647
2,625 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,615,750
Total Missouri 7,414,051
Montana - 0.2%
2,410 Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding
Bonds, Northwestern Corporation Colstrip Project, Series 2023, 3.875%,
7/01/28
4/28 at 100.00 2,299,175
Total Montana 2,299,175
Nebraska - 0.4%
3,750 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 3,733,407
Total Nebraska 3,733,407
Nevada - 0.3%
2,000 (d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 1,304,481
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC
Project, Series 2017
:
172 5.875%, 12/15/27, (AMT), 144A No Opt. Call 173,563
165 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 147,541
283
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Nevada - 0.3% (continued)
$ 1,000 (d) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings
LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 $ 590,051
225 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A,
5.000%, 12/15/38, 144A
12/25 at 100.00 207,602
170 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39
6/29 at 100.00 145,119
790 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 680,932
Total Nevada 3,249,289
New Hampshire - 0.1%
1,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
10/23 at 100.00 852,912
865 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 629,076
50 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/34
2/28 at 100.00 51,210
Total New Hampshire 1,533,198
New Jersey - 1.6%
735 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/40
1/29 at 100.00 759,303
1,690 New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A, 7.000%, 6/15/30,
144A
10/23 at 100.00 1,690,893
New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A
:
445 3.125%, 7/01/29 7/27 at 100.00 405,288
750 3.375%, 7/01/30 7/27 at 100.00 688,505
1,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 3.750%, 11/01/34, (AMT), (Mandatory Put 6/01/28)
No Opt. Call 950,535
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A
:
835 5.000%, 9/01/34 3/33 at 100.00 893,789
555 5.000%, 9/01/36 3/33 at 100.00 586,692
555 5.000%, 9/01/39 3/33 at 100.00 574,208
3,665 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 1,603,305
4,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 4,002,130
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/50
12/28 at 100.00 1,002,556
3,750 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 3,590,329
Total New Jersey 16,747,533
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
284
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Mexico - 0.1%
$ 1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 $ 863,062
Total New Mexico 863,062
New York - 9.9%
1,000 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Series 2023A, 5.750%,
2/01/33
No Opt. Call 973,216
325 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/31
No Opt. Call 297,392
1,060 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 1,013,195
3,445 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 2,790,139
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1
:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 785,926
3,490 5.000%, 6/01/55, 144A 12/30 at 100.00 2,402,096
1,095 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/35
7/26 at 100.00 1,084,764
430 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 4.760%, 2/01/27
No Opt. Call 413,845
Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2021A
:
2,000 4.450%, 2/01/41 2/30 at 100.00 1,508,892
1,000 4.600%, 2/01/51 2/30 at 100.00 700,114
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E
:
610 5.000%, 9/01/41 9/33 at 100.00 640,230
755 5.000%, 9/01/42 9/33 at 100.00 788,081
1,225 5.000%, 9/01/43 9/33 at 100.00 1,275,668
10,420 (f) Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2022C, 4.430%, 9/01/28, (Mandatory Put 9/01/25) (SIFMA
reference rate + 0.450% spread)
3/25 at 100.00 10,359,023
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 7,341,571
400 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 309,574
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 2,018,363
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1
:
3,370 5.250%, 8/01/40 8/32 at 100.00 3,576,863
5,360 5.000%, 8/01/43 8/32 at 100.00 5,513,687
1,210 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.250%, 2/01/40
2/33 at 100.00 1,289,140
1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/34
12/30 at 100.00 1,000,802
285
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 9.9% (continued)
$ 1,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series 1,
5.000%, 8/01/35
8/33 at 100.00 $ 1,084,465
New York City, New York, General Obligation Bonds, Fiscal 2024 Series A
:
1,030 5.000%, 8/01/35 8/33 at 100.00 1,116,999
590 5.000%, 8/01/36 8/33 at 100.00 632,255
825 5.000%, 8/01/40 8/33 at 100.00 859,927
945 5.000%, 8/01/41 8/33 at 100.00 980,425
470 5.000%, 8/01/42 8/33 at 100.00 485,319
1,180 5.000%, 8/01/43 8/33 at 100.00 1,215,004
1,215 5.000%, 8/01/44 8/33 at 100.00 1,247,803
1,250 5.000%, 8/01/45 8/33 at 100.00 1,280,504
New York City, New York, General Obligation Bonds, Reoffering Fiscal
2012 Series G-5
:
755 5.000%, 4/01/34 10/33 at 100.00 827,814
650 5.000%, 4/01/35 10/33 at 100.00 707,451
1,305 5.000%, 4/01/36 10/33 at 100.00 1,404,994
600 5.000%, 4/01/37 10/33 at 100.00 638,935
735 5.000%, 4/01/38 10/33 at 100.00 773,849
550 5.000%, 4/01/39 10/33 at 100.00 576,492
615 5.000%, 4/01/40 10/33 at 100.00 641,424
320 New York State Environmental Facilities Corporation, Solid Waste Disposal
Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2020R-2,
5.125%, 9/01/50, (AMT), (Mandatory Put 9/03/30), 144A
6/30 at 100.00 315,868
3,875 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 4,015,630
3,500 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 3,584,527
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
2,500 5.000%, 7/01/41, (AMT) 7/24 at 100.00 2,435,954
1,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 981,505
1,925 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
10/23 at 100.00 1,913,827
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020
:
885 5.250%, 8/01/31, (AMT) 8/30 at 100.00 895,881
555 5.375%, 8/01/36, (AMT) 8/30 at 100.00 543,734
100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 86,613
870 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 764,782
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
1,320 4.000%, 10/01/30, (AMT) No Opt. Call 1,274,617
3,000 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,883,741
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
286
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 9.9% (continued)
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023
:
$ 1,585 5.000%, 12/01/34, (AMT) 12/33 at 100.00 $ 1,702,333
1,365 5.000%, 12/01/37, (AMT) 12/33 at 100.00 1,421,296
2,410 5.000%, 12/01/39, (AMT) 12/33 at 100.00 2,485,595
3,665 5.000%, 12/01/41, (AMT) 12/33 at 100.00 3,746,099
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/36, (AMT)
4/27 at 100.00 1,010,126
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023
:
2,750 5.000%, 7/15/34, (AMT) 7/33 at 100.00 2,952,564
690 5.000%, 7/15/35, (AMT) 7/33 at 100.00 735,597
600 5.000%, 7/15/37, (AMT) 7/33 at 100.00 625,995
550 5.000%, 7/15/38, (AMT) 7/33 at 100.00 569,223
725 5.000%, 7/15/39, (AMT) 7/33 at 100.00 747,064
3,965 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 -
SYNCORA GTY Insured, 144A
No Opt. Call 3,763,126
Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2023B-1
:
545 5.000%, 11/15/39 11/33 at 100.00 571,028
965 5.000%, 11/15/44 11/33 at 100.00 992,455
970 5.000%, 11/15/45 11/33 at 100.00 995,018
160 Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A, 5.000%, 10/15/39
10/29 at 100.00 145,197
Total New York 102,715,636
North Carolina - 0.7%
Greater Asheville Regional Airport Authority, North Carolina, Airport
System Revenue Bonds, Series 2023
:
355 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 365,270
430 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 439,502
2,500 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 2,549,806
365 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 278,461
North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018
:
1,000 5.000%, 1/01/32 - AGM Insured 1/29 at 100.00 1,047,812
1,000 5.000%, 1/01/33 - AGM Insured 1/29 at 100.00 1,045,314
1,305 5.000%, 1/01/34 - AGM Insured 1/29 at 100.00 1,360,359
Total North Carolina 7,086,524
Ohio - 1.4%
5,255 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 513,473
990 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 854,044
680 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017, 4.000%, 11/15/23
No Opt. Call 678,503
287
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio - 1.4% (continued)
$ 2,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health, Series
2016, 5.000%, 11/15/45
11/26 at 100.00 $ 1,804,209
300 (c) Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24
No Opt. Call 30
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 889,615
1,000 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B,
3.625%, 10/01/33
No Opt. Call 100
3,000 (c) Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32
No Opt. Call 300
3,085 (c) Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49
No Opt. Call 309
2,765 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008B, 3.625%, 10/01/33
No Opt. Call 276
9,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 8,365,520
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 690,016
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 597,544
Total Ohio 14,393,939
Oklahoma - 0.2%
2,000 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/52
8/28 at 100.00 1,791,432
Total Oklahoma 1,791,432
Oregon - 0.0%
415 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 408,818
Total Oregon 408,818
Pennsylvania - 3.8%
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/37
7/29 at 100.00 929,123
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 928,913
180 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 180,659
175 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien,
Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 174,884
3,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 2,810,091
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
288
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 3.8% (continued)
$ 2,000 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 $ 1,376,476
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 1,228,870
2,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 2,015,871
385 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series 2021A,
4.000%, 5/01/51
5/30 at 100.00 264,888
3,665 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC Project,
Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put 4/03/28)
No Opt. Call 3,656,060
690 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 69
690 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 69
1,435 (c),(d) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call 144
2,965 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series
2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call 937,015
2,040 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2017A, 4.000%,
11/15/42
11/27 at 100.00 1,798,214
2,375 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2017, 5.000%, 5/01/33
11/27 at 100.00 2,434,492
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B
:
40 5.250%, 12/01/41 12/32 at 100.00 41,848
525 5.250%, 12/01/42 12/32 at 100.00 553,935
2,060 5.250%, 12/01/47 12/32 at 100.00 2,139,490
5,000 5.250%, 12/01/52 12/32 at 100.00 5,176,659
1,500 Philadelphia Authority for Industrial Development, Pennsylvania, City
Service  Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38
5/28 at 100.00 1,531,729
550 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50,
144A
12/27 at 100.00 470,772
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B
:
465 4.875%, 12/15/35, 144A 12/27 at 100.00 419,412
500 5.125%, 12/15/44, 144A 12/27 at 100.00 427,572
1,615 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/31
7/27 at 100.00 1,617,679
Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A
:
3,335 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 3,101,349
289
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania - 3.8% (continued)
$ 2,335 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 $ 2,159,010
3,335 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 3,048,669
Total Pennsylvania 39,423,962
Puerto Rico - 3.5%
546 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
10/23 at 100.00 545,856
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
3,500 5.000%, 7/01/37, 144A 7/31 at 100.00 3,370,024
1,500 4.000%, 7/01/42, 144A 7/31 at 100.00 1,251,133
260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call 262,619
3,570 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40
10/23 at 100.00 853,069
175 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 5.000%, 7/01/27
10/23 at 100.00 43,113
500 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA, 5.250%, 7/01/24
10/23 at 100.00 121,372
1,000 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 3.990%, 7/01/28
10/23 at 100.00 240,460
2,650 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 5.250%, 7/01/40
10/23 at 100.00 748,264
1,375 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 4.250%, 7/01/20
No Opt. Call 354,100
100 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A,
7.000%, 7/01/43
10/23 at 100.00 21,659
2,265 (c),(d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.044%, 7/01/32
10/23 at 100.00 527,043
4,935 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 4,725,263
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
2,850 4.550%, 7/01/40 7/28 at 100.00 2,629,351
15,000 0.000%, 7/01/51 7/28 at 30.01 2,797,653
3,500 5.000%, 7/01/58 7/28 at 100.00 3,174,792
2,500 Puerto Rico, GDB Debt Recovery Authority Commonwealth Bonds,
Taxable Series 2018, 7.500%, 8/20/40
No Opt. Call 2,025,000
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1
:
1,656 0.000%, 7/01/33 7/31 at 89.94 978,577
0 (h) 4.000%, 7/01/35 7/31 at 103.00 384
6,993 4.000%, 7/01/37 7/31 at 103.00 5,887,567
1,349 4.000%, 7/01/41 7/31 at 103.00 1,088,860
9,546 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call 4,964,233
Total Puerto Rico 36,610,392
South Carolina - 0.7%
385 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A
5/29 at 100.00 265,247
250 Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut
Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31
12/23 at 100.00 244,275
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
290
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina - 0.7% (continued)
$ 1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series 2021A,
5.000%, 11/15/55, 144A
11/26 at 100.00 $ 812,407
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School Project,
Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 846,888
2,500 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018,
5.000%, 11/01/43
5/28 at 100.00 2,515,734
1,250 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 1,215,530
1,000 South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%,
7/01/29, (AMT)
7/28 at 100.00 1,028,758
Total South Carolina 6,928,839
Tennessee - 2.3%
2,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Capital Appreciation Series 2016B, 0.000%,
12/01/31, 144A
No Opt. Call 1,224,694
2,500 Johnson City Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Ballad Health, Long Term Interest Rate Series 2023B, 5.000%,
7/01/33
No Opt. Call 2,641,432
1,000 (c) Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
7/27 at 100.00 572,827
Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A
:
815 5.000%, 7/01/36 - AGM Insured 1/34 at 100.00 873,364
640 5.000%, 7/01/37 - AGM Insured 1/34 at 100.00 678,256
825 5.000%, 7/01/39 - AGM Insured 1/34 at 100.00 862,702
2,310 5.000%, 7/01/40 - AGM Insured 1/34 at 100.00 2,405,276
1,645 5.000%, 7/01/41 - AGM Insured 1/34 at 100.00 1,705,987
1,100 5.000%, 7/01/42 - AGM Insured 1/34 at 100.00 1,131,602
840 5.000%, 7/01/43 - AGM Insured 1/34 at 100.00 862,291
800 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.000%, 5/01/40
5/33 at 100.00 816,930
10,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 9,980,793
Total Tennessee 23,756,154
Texas - 12.0%
1,000 Abilene Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
10/31 at 100.00 775,602
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 804,036
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 525,329
205 City of Midlothian, Texas, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds, Series
2022, 4.375%, 9/15/27, 144A
No Opt. Call 197,715
291
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 12.0% (continued)
Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023
:
$ 670 5.000%, 2/01/33 No Opt. Call $ 738,054
650 5.000%, 2/01/34 2/33 at 100.00 715,170
550 5.000%, 2/01/35 2/33 at 100.00 601,698
1,100 5.000%, 2/01/36 2/33 at 100.00 1,193,234
545 5.000%, 2/01/39 2/33 at 100.00 576,104
645 5.000%, 2/01/40 2/33 at 100.00 679,498
700 5.000%, 2/01/41 2/33 at 100.00 735,671
825 5.000%, 2/01/42 2/33 at 100.00 863,569
1,000 5.000%, 2/01/43 2/33 at 100.00 1,045,239
Dallas Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2023C.
:
550 5.000%, 11/01/27, (AMT) No Opt. Call 563,295
2,000 5.000%, 11/01/28, (AMT) No Opt. Call 2,063,639
6,450 5.000%, 11/01/29, (AMT) No Opt. Call 6,670,130
5,635 Dallas, Texas, General Obligation Bonds, Refunding and Improvement
Series 2023A, 5.000%, 2/15/42
2/33 at 100.00 5,826,449
50 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series
2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 40,169
1,280 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
10/23 at 100.00 1,140,509
1,250 Harris County Industrial Development Corporation, Texas, Revenue
Bonds, Energy Transfer LP Project, Marine Terminal Refunding Series
2023, 4.050%, 11/01/50, (Mandatory Put 6/01/33)
3/33 at 100.00 1,192,870
3,990 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/24 - NPFG Insured
No Opt. Call 3,780,519
80 Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public
Improvement District Major Public Improvement Project, Series 2015,
7.000%, 9/15/45
9/25 at 100.00 80,039
Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A
:
4,500 5.000%, 7/01/32 - AGM Insured, (AMT) No Opt. Call 4,733,883
3,330 5.000%, 7/01/33 - AGM Insured, (AMT) No Opt. Call 3,518,388
3,500 5.000%, 7/01/34 - AGM Insured, (AMT) 7/33 at 100.00 3,693,896
1,250 5.000%, 7/01/38 - AGM Insured, (AMT) 7/33 at 100.00 1,277,737
1,250 5.250%, 7/01/39 - AGM Insured, (AMT) 7/33 at 100.00 1,296,317
2,500 5.250%, 7/01/40 - AGM Insured, (AMT) 7/33 at 100.00 2,582,148
2,500 5.250%, 7/01/41 - AGM Insured, (AMT) 7/33 at 100.00 2,574,283
1,250 5.250%, 7/01/42 - AGM Insured, (AMT) 7/33 at 100.00 1,284,111
1,710 5.250%, 7/01/43 - AGM Insured, (AMT) 7/33 at 100.00 1,753,103
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 1,944,339
4,285 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Airport Improvements Project, Refunding Series 2020C,
5.000%, 7/15/27, (AMT)
No Opt. Call 4,265,312
1,525 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 1,519,986
2,700 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call 2,687,477
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
292
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 12.0% (continued)
Houston, Texas, Combined Utility System Revenue Bonds, Refunding First
Lien Series 2017B
:
$ 3,250 5.000%, 11/15/34 11/27 at 100.00 $ 3,377,441
4,500 5.000%, 11/15/35 11/27 at 100.00 4,658,950
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/32
9/24 at 100.00 1,004,391
225 Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public
Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%,
9/01/44, 144A
9/29 at 100.00 198,100
5,615 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021, 4.000%, 11/01/38 - AGM Insured,
(AMT)
11/31 at 100.00 5,101,550
8,620 Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series
2023B, 5.000%, 5/15/39, (Mandatory Put 5/15/28)
2/28 at 100.00 8,953,284
500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1 Project,
Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 409,621
1,500 Matagorda County Navigation District 1, Texas, Pollution Control Revenue
Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1,
4.000%, 6/01/30
10/23 at 100.00 1,425,130
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
:
500 5.750%, 9/15/39, 144A 9/29 at 100.00 485,764
500 6.000%, 9/15/49, 144A 9/29 at 100.00 489,683
500 Mesquite, Texas, Special Assessment Revenue Bonds, Solterra Public
Improvement District Improvement Area A-1 Projects, Series 2023,
5.500%, 9/01/43, 144A
9/33 at 100.00 467,843
1,000 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
10/23 at 103.00 958,986
35 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call 26,073
230 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call 184,123
1,029 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 395,071
25 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series
2018A, 5.500%, 7/01/54
7/24 at 103.00 18,281
New Hope Cultural Education Facilities Finance Corporation, Texas, Senior
Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1
:
7,735 5.250%, 1/01/42 1/28 at 103.00 5,639,978
7,360 5.500%, 1/01/57 1/28 at 103.00 5,018,390
1,145 (c) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 1,039,087
Pflugerville, Texas, Certificates of Obligation, Combination Tax and
Revenue Series 2023
:
970 5.000%, 8/01/32 No Opt. Call 1,052,734
293
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 12.0% (continued)
$ 2,275 5.000%, 8/01/35 8/32 at 100.00 $ 2,435,319
915 5.000%, 8/01/36 8/32 at 100.00 970,813
550 5.000%, 8/01/37 8/32 at 100.00 579,486
3,500 Port Beaumont Industrial Development Authority, Texas, Facility Revenue
Bonds, Jefferson Gulf Coast Energy Project, Series 2021B, 4.100%,
1/01/28, 144A
10/23 at 102.05 2,770,691
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 84,707
100 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 97,818
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021,
3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 317,272
1,500 Tarrant County Hospital District, Texas, General Obligation Bonds, Limited
Tax Series 2023, 5.250%, 8/15/53
8/32 at 100.00 1,547,606
Texas State, General Obligation Bonds, Water Financial Assistance Bonds,
Series 2023A
:
500 5.000%, 8/01/41 8/33 at 100.00 523,596
510 5.000%, 8/01/42 8/33 at 100.00 531,544
550 5.000%, 8/01/43 8/33 at 100.00 572,048
2,885 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2020, 4.000%, 10/15/45
10/30 at 100.00 2,599,412
655 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 570,528
6,915 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 6,926,269
Total Texas 125,371,107
Utah - 0.5%
245 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 234,224
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
720 5.000%, 7/01/34, (AMT) 7/33 at 100.00 756,374
640 5.250%, 7/01/43, (AMT) 7/33 at 100.00 661,642
970 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 709,946
2,540 Wohali Public Infrastructure District 1, Utah, Special Assessment Revenue
Bonds, Assessment Area 1 Series 2023, 7.000%, 12/01/42, 144A
9/28 at 103.00 2,416,558
Total Utah 4,778,744
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A
:
1,295 5.000%, 10/01/30 No Opt. Call 1,290,767
1,470 5.000%, 10/01/39 10/32 at 100.00 1,419,144
1,000 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 938,999
Total Virgin Islands 3,648,910
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
294
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 1.0%
$ 2,685 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 $ 2,808,854
250 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45,
144A
3/25 at 100.00 242,582
3,410 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.250%,
2/01/42
2/33 at 100.00 3,643,969
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A
:
325 5.000%, 7/01/41 7/33 at 100.00 346,600
525 5.000%, 7/01/42 7/33 at 100.00 557,255
640 5.000%, 7/01/43 7/33 at 100.00 677,395
100 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 94,271
1,470 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A
10/30 at 127.60 1,552,428
Total Virginia 9,923,354
Washington - 1.3%
1,615 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 1,650,270
1,070 Snohomish County Public Utility District 1, Washington, Generation
System Revenue Bonds, Series 2015, 5.000%, 12/01/45
12/25 at 100.00 1,074,170
530 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 53
245 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A
1/28 at 100.00 24
150 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A
No Opt. Call 15
100 (c),(d) Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A
No Opt. Call 10
1,770 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 1,712,288
3,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42,
(Mandatory Put 10/01/30)
No Opt. Call 2,862,770
200 (e) Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45,
(Pre-refunded 7/01/25), 144A
7/25 at 100.00 209,234
7,105 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2023-1 Class A, 3.375%,
4/20/37
No Opt. Call 5,717,249
Total Washington 13,226,083
295
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
West Virginia - 0.5%
$ 100 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37, 144A
6/27 at 100.00 $ 101,001
975 West Virginia Economic Development Authority, Dock and Wharf Facilities
Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020,
7.625%, 12/01/40, 144A
12/27 at 103.00 757,746
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%,
7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 981,737
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2019A,
5.000%, 9/01/31
9/29 at 100.00 1,012,760
2,435 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System, Improvement Series 2023A, 5.000%, 6/01/43
6/33 at 100.00 2,449,401
Total West Virginia 5,302,645
Wisconsin - 2.5%
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series 2021A,
5.500%, 12/01/32, 144A
12/26 at 100.00 2,034,428
105 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%,
6/15/49, 144A
6/26 at 100.00 82,923
90 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 4.250%,
6/15/29, 144A
6/24 at 100.00 83,676
420 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A
No Opt. Call 393,350
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A
7/28 at 100.00 127,503
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A
:
100 5.000%, 1/01/42, 144A 1/28 at 100.00 87,186
230 5.000%, 1/01/56, 144A 1/28 at 100.00 184,949
250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Research Triangle High School Project, North Carolina, Series 2015A,
5.625%, 7/01/45, 144A
7/25 at 100.00 246,125
100 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%,
6/15/37, 144A
6/27 at 100.00 95,724
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
3 (c) 0.000%, 1/01/47, 144A No Opt. Call 63
3 (c) 0.000%, 1/01/48, 144A No Opt. Call 52
3 (c) 0.000%, 1/01/49, 144A No Opt. Call 48
2 (c) 0.000%, 1/01/50, 144A No Opt. Call 43
2 (c) 0.000%, 1/01/51, 144A No Opt. Call 40
3 (c) 0.000%, 1/01/52, 144A No Opt. Call 48
3 (c) 0.000%, 1/01/53, 144A No Opt. Call 45
3 (c) 0.000%, 1/01/54, 144A No Opt. Call 41
3 (c) 0.000%, 1/01/55, 144A No Opt. Call 38
3 (c) 0.000%, 1/01/56, 144A No Opt. Call 35
160 (c) 5.500%, 7/01/56, 144A 3/28 at 100.00 84,832
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
296
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.5% (continued)
$ 3 (c) 0.000%, 1/01/57, 144A No Opt. Call $ 36
3 (c) 0.000%, 1/01/58, 144A No Opt. Call 33
3 (c) 0.000%, 1/01/59, 144A No Opt. Call 31
3 (c) 0.000%, 1/01/60, 144A No Opt. Call 28
3 (c) 0.000%, 1/01/61, 144A No Opt. Call 26
3 (c) 0.000%, 1/01/62, 144A No Opt. Call 24
3 (c) 0.000%, 1/01/63, 144A No Opt. Call 22
3 (c) 0.000%, 1/01/64, 144A No Opt. Call 20
3 (c) 0.000%, 1/01/65, 144A No Opt. Call 19
3 (c) 0.000%, 1/01/66, 144A No Opt. Call 19
35 (c) 0.000%, 1/01/67, 144A No Opt. Call 204
200 Public Finance Authority of Wisconsin, Education Revenue Bonds, Shining
Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 176,505
750 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A
6/27 at 102.00 657,996
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 769,239
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A
8/28 at 100.00 745,053
1,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 842,827
375 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group, Series
2021A, 5.000%, 7/01/41
1/31 at 100.00 348,572
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%,
2/01/52
2/32 at 100.00 1,774,315
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt
San Antonio Hotel Acquisition Project, Subordinate Lien Series 2022B
:
1,665 5.625%, 2/01/46, 144A 2/32 at 100.00 1,518,361
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 1,846,960
2,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%,
12/01/42, 144A
12/27 at 100.00 1,786,812
3,750 Public Finance Authority of Wisconsin, Pollution Control Revenue Bonds,
Duke Energy Progress Project, Refunding Series 2022B, 4.000%, 10/01/46,
(Mandatory Put 10/01/30)
No Opt. Call 3,623,904
105 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 63,000
500 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A
7/28 at 100.00 389,968
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC
Obligated Group Aviation Facilities Project, Series 2021
:
1,100 4.000%, 7/01/36, (AMT) 7/28 at 100.00 872,673
1,750 4.000%, 7/01/41, (AMT) 7/31 at 100.00 1,248,880
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1
:
180 6.250%, 1/01/38, 144A 1/28 at 100.00 110,700
865 6.375%, 1/01/48, 144A 1/28 at 100.00 531,975
980 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49
1/28 at 100.00 602,700
297
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin - 2.5% (continued)
$ 125 (c),(d) Public Finance Authority of Wisconsin, Wisconsin Revenue Note, KDC
Agribusiness LLC Project, Series 2022B, 15.000%, 3/31/24
4/23 at 105.00 $ 1
2,000 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 1,745,554
1,100 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson
Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A
6/26 at 100.00 937,573
31 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College
of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A
12/28 at 100.00 9,434
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%,
4/01/39
4/27 at 100.00 2,238,281
Total Wisconsin 26,262,894
Total Municipal Bonds
(cost $1,098,275,953) 1,010,746,964
Shares Description (a) Value
X –
COMMON STOCKS - 2.6% X 26,991,124
Utilities - 2.6%
329,146 (i),(j) Energy Harbor Corp $ 26,249,394
1,631 (j),(k) Talen Energy Corp 86,239
12,397 (j),(k) Talen Energy Supply LLC 655,491
Total Utilities 26,991,124
Total Common Stocks
(cost $7,515,845) 26,991,124
Principal
Amount (000) Description (a) Coupon Maturity Value
–
CORPORATE BONDS - 0.4% X 4,398,352
Health Care Equipment & Services - 0.4%
$ 2,750 Care New England Health System 5.500% 9/01/26 $ 2,563,138
2,000 Toledo Hospital/The 6.015% 11/15/48 1,370,000
Total Health Care Equipment & Services 3,933,138
Real Estate Management & Development - 0.0%
504 (d) Benloch Ranch Improvement Association No 12022 2022,
144A
9.750% 12/01/39 465,214
Total Real Estate Management & Development 465,214
Total Corporate Bonds
(cost $4,408,548) 4,398,352
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (l) X 95,409
Capital Goods - 0.0%
$ 300 (c),(d) KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 9/15/23 $ 70,482
Total Capital Goods 70,482
Nuveen Strategic Municipal Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)
298
Principal
Amount (000) Description (a) Coupon (l)
Reference
Rate (l) Spread (l) Maturity (m) Value
Industrials - 0.0%
$ 140 (d) Columbia Pulp I LLC 16.000% N/A N/A 11/30/23 $ 24,927
Total Industrials 24,927
Total Variable Rate Senior Loan Interests
(cost $440,038) 95,409
Total Long-Term Investments
(cost $1,110,640,384) 1,042,231,849
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 0.8%
X –
MUNICIPAL BONDS - 0.8% X 8,000,000
National - 0.8%
$ 8,000 (n) JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate
Demand Obligations Series 2015/6 IIM, 5.300%, 3/20/24, (AMT),
(Mandatory Put 9/29/2023), 144A
No Opt. Call $ 8,000,000
Total National 8,000,000
Total Municipal Bonds
(cost $8,000,000) 8,000,000
Total Short-Term Investments
(cost $8,000,000) 8,000,000
Total Investments (cost $1,118,640,384 ) - 100.8% 1,050,231,849
Floating Rate Obligations - (0.1)% (1,000,000)
Other Assets & Liabilities, Net -   (0.7)% (7,524,170)
Net Assets - 100% $ 1,041,707,679
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Principal Amount (000) rounds to less than $1,000.
(i) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear GenerationProject, Refunding
Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear
Generation Project, RefundingSeries 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A,3.000%, 5/15/19; Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6,
2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity.
Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) In May 2023, Talen Energy completed a Chapter 11 plan of reorganization whereby the Fund received Talen Energy Common Stock in exchange for the following portfolio holding: Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38.
299
(l) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(m) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(n) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
Statement of Assets and Liabilities
September 30, 2023
See Notes to Financial Statements.
300
September 30, 2023 (Unaudited) High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 21,130,406,562 $ 4,912,470,269 $ 1,042,231,849
Investments purchased with collateral from securities lending, at value (cost approximates value) 362,824 – –
Short-term investments, at value
◊
257,001,119 – 8,000,000
Cash – – 11,656,061
Cash collateral at broker for investments in futures contracts
(1)
– 7,832,344 –
Cash collateral at broker for investments in swaps contracts
(1)
750,000 – –
Unrealized appreciation on credit default swaps contracts 3,623,036 – –
Receivables:
Interest 496,923,557 85,226,101 17,273,484
Investments sold 400,234,389 68,570,414 3,155,968
Reimbursement from Adviser – 14,217 –
Shares sold 38,235,168 8,503,362 3,950,222
Other 3,241,782 438,192 81,859
Total assets 22,330,778,437 5,083,054,899 1,086,349,443
LIABILITIES
Cash overdraft 2,132,393 1,078,954 –
Borrowings – 143,135,270 –
Floating rate obligations 5,554,649,000 262,200,000 1,000,000
Credit default swaps premiums received 4,360,924 – –
Payables:
Collateral from securities lending 362,824 – –
Dividends 13,462,556 2,640,045 213,343
Interest 126,953,892 5,591,900 42,453
Investments purchased - regular settlement 568,550,019 100,485,000 32,036,400
Investments purchased - when-issued/delayed-delivery settlement 49,558,607 5,840,073 6,798,762
Shares redeemed 80,380,185 30,235,514 3,635,461
Variation margin on futures contracts – 839,781 –
Accrued expenses:
Custodian fees 522,631 347,601 99,470
Management fees 6,619,380 1,951,490 422,682
Trustees fees 1,800,228 328,473 36,721
Professional fees 19,821 84,634 35,524
Shareholder reporting expenses 319,375 106,228 37,076
Shareholder servicing agent fees 1,759,565 554,556 140,786
12b-1 distribution and service fees 1,780,485 258,855 54,738
Other — 856 88,348
Total liabilities 6,413,231,885 555,679,230 44,641,764
Commitments and contingencies
(2)
Net assets $ 15,917,546,552 $ 4,527,375,669 $ 1,041,707,679
NET ASSETS CONSIST OF:
Paid-in capital $ 20,319,241,161 $ 5,297,726,908 $ 1,280,960,593
Total distributable earnings (loss) (4,401,694,609) (770,351,239) (239,252,914)
Net assets 15,917,546,552 4,527,375,669 1,041,707,679
†
Long-term investments, cost $ 22,731,199,282 $ 5,203,272,227 $ 1,110,640,384
◊
Short-term investments, cost $ 257,001,119 $ — $ 8,000,000
‡ Includes securities loaned of $ 351,934 $ — $ —
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.
(2) As disclosed in Notes to Financial Statements.
Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.
301
High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
CLASS A:
Net assets $ 6,382,699,966 $ 985,629,045 $ 193,350,289
Shares outstanding 463,756,725 107,512,393 20,769,267
Net asset value ("NAV") per share $ 13.76 $ 9.17 $ 9.31
Maximum sales charge 4.20% 2.50% 3.00%
Offering price per share (NAV per share plus maximum sales charge) $ 14.36 $ 9.41 $ 9.60
CLASS C:
Net assets $ 809,718,930 $ 104,887,279 $ 26,382,561
Shares outstanding 58,892,337 11,429,951 2,835,081
NAV and offering price per share $ 13.75 $ 9.18 $ 9.31
CLASS R6:
Net assets $ 715,738,306 $ — $ —
Shares outstanding 51,953,399 — —
NAV and offering price per share $ 13.78 $ — $ —
CLASS I:
Net assets $ 8,009,389,350 $ 3,436,859,345 $ 821,974,829
Shares outstanding 581,694,921 374,294,433 88,222,998
NAV and offering price per share $ 13.77 $ 9.18 $ 9.32
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01
Statement of Operations
September 30, 2023
See Notes to Financial Statements.
302
A
Six Months Ended September 30, 2023 (Unaudited) High Yield
Short Duration High
Yield
Strategic Municipal
Opportunities
INVESTMENT INCOME
Dividends $ 23,434 $ — $ —
Interest 539,916,253 116,077,834 23,927,172
Securities lending income, net 23,181 — —
Tax withheld (3,196) — —
Total investment income 539,959,672 116,077,834 23,927,172
EXPENSES
– – –
Management fees 42,604,470 12,420,740 2,619,026
12b-1 service fees - Class A 6,925,200 1,097,700 205,484
12b-1 distribution and service fees - Class C 4,551,287 588,280 146,151
Shareholder servicing agent fees - Class A 1,409,566 226,368 46,333
Shareholder servicing agent fees - Class C 185,341 24,316 6,590
Shareholder servicing agent fees - Class R6 9,894 — —
Shareholder servicing agent fees - Class I 1,826,343 771,781 192,550
Interest expense 119,914,866 6,231,992 189,501
Trustees fees 251,010 61,884 14,646
Custodian expenses 376,342 317,092 75,389
Registration fees 299,930 179,475 108,489
Professional fees 5,175,418 1,015,865 112,321
Shareholder reporting expenses 316,532 79,225 32,221
Other 95,661 45,414 13,748
Total expenses before fee waiver/expense reimbursement 183,941,860 23,060,132 3,762,449
Fee waiver/expense reimbursement — (184,502) —
Net expenses 183,941,860 22,875,630 3,762,449
Net investment income (loss) 356,017,812 93,202,204 20,164,723
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (383,637,911) (75,502,802) (26,148,674)
Futures contracts (17,740,975) 2,224,829 —
Swaps contracts 1,386,572 — —
Net realized gain (loss) (399,992,314) (73,277,973) (26,148,674)
Change in unrealized appreciation (depreciation) on:
Investments (1,160,219,316) (125,600,510) (28,619,001)
Futures contracts 42,130,580 31,337,343 —
Swaps contracts (813,482) — —
Net change in unrealized appreciation (depreciation) (1,118,902,218) (94,263,167) (28,619,001)
Net realized and unrealized gain (loss) (1,518,894,532) (167,541,140) (54,767,675)
Net increase (decrease) in net assets from operations $ (1,162,876,720) $ (74,338,936) $ (34,602,952)
Statement of Changes in Net Assets
See Notes to Financial Statements.
303
High Yield Short Duration High Yield
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 356,017,812 $ 993,499,696 $ 93,202,204 $ 255,488,783
Net realized gain (loss) (399,992,314) (1,511,380,945) (73,277,973) (253,012,312)
Net change in unrealized appreciation (depreciation) (1,118,902,218) (828,592,871) (94,263,167) (145,877,222)
Net increase (decrease) in net assets from operations (1,162,876,720) (1,346,474,120) (74,338,936) (143,400,751)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (186,596,393) (367,126,969) (23,363,182) (42,486,274)
Class C (20,868,791) (46,887,881) (2,015,316) (3,699,970)
Class R6 (25,007,604) (61,919,165) — —
Class I (250,337,199) (510,065,039) (83,347,186) (171,877,548)
Total distributions (482,809,987) (985,999,054) (108,725,684) (218,063,792)
FUND SHARE TRANSACTIONS
Subscriptions 2,719,524,108 11,804,256,502 742,669,197 4,435,651,315
Reinvestments of distributions 393,540,261 778,894,198 92,014,733 183,711,493
Redemptions (3,865,402,730) (13,495,281,986) (1,406,493,236) (5,541,069,343)
Net increase (decrease) from Fund share transactions (752,338,361) (912,131,286) (571,809,306) (921,706,535)
Net increase (decrease) in net assets (2,398,025,068) (3,244,604,460) (754,873,926) (1,283,171,078)
Net assets at the beginning of period 18,315,571,620 21,560,176,080 5,282,249,595 6,565,420,673
Net assets at the end of period $ 15,917,546,552 $ 18,315,571,620 $ 4,527,375,669 $ 5,282,249,595
See Notes to Financial Statements.
304
Strategic Municipal Opportunities
Unaudited
Six Months Ended
9/30/23
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 20,164,723 $ 43,520,646
Net realized gain (loss) (26,148,674) (133,452,933)
Net change in unrealized appreciation (depreciation) (28,619,001) 10,840,538
Net increase (decrease) in net assets from operations (34,602,952) (79,091,749)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,898,317) (8,722,790)
Class C (437,182) (953,222)
Class I (16,954,078) (40,003,549)
Total distributions (21,289,577) (49,679,561)
FUND SHARE TRANSACTIONS
Subscriptions 215,402,115 1,074,028,298
Reinvestments of distributions 19,986,506 47,254,365
Redemptions (255,279,376) (1,335,731,218)
Net increase (decrease) from Fund share transactions (19,890,755) (214,448,555)
Net increase (decrease) in net assets (75,783,284) (343,219,865)
Net assets at the beginning of period 1,117,490,963 1,460,710,828
Net assets at the end of period $ 1,041,707,679 $ 1,117,490,963
Statement of Cash Flows
September 30, 2023
See Notes to Financial Statements.
305
The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
e
Six Months Ended September 30, 2023 (Unaudited)
High Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ (1,162,876,720)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (4,033,396,253)
Proceeds from sale and maturities of investments 5,286,398,077
Proceeds from (Purchase of) short-term investments, net 50,610,894
Proceeds from (Repayments of) collateral from securities lending 576,828
Payment-in-kind distributions 24,104
Premiums received (paid) for credit default swaps contracts (550,677)
Amortization (Accretion) of premiums and discounts, net (41,440,685)
(Increase) Decrease in:
Receivable for interest (1,634,104)
Receivable for investments sold (52,814,970)
Other assets (204,770)
Increase (Decrease) in:
Unrealized depreciation on recourse trusts (1,692,383)
Payable for collateral from securities lending (576,828)
Payable for interest 71,381,711
Payable for investments purchased - regular settlement 415,170,858
Payable for investments purchased - when-issued/delayed-delivery settlement (143,144,672)
Payable for variation margin on futures contracts (4,610,396)
Accrued custodian fees (286,907)
Accrued management fees (700,569)
Accrued 12b-1 distribution and service fees (208,914)
Accrued Trustees fees 106,613
Accrued professional fees (17,560)
Accrued shareholder reporting expenses 39,926
Accrued shareholder servicing agent fees (298,034)
Accrued other expenses (693,682)
Net realized (gain) loss from investments 383,637,911
Net realized (gain) loss from paydowns (16,603)
Net change in unrealized (appreciation) depreciation of investments 1,160,219,316
Net change in unrealized (appreciation) depreciation of swaps contracts 813,482
Net cash provided by (used in) operating activities 1,923,814,993
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from floating rate obligations 1,697,737,000
(Repayments of) floating rate obligations (2,502,240,000)
Increase (Decrease) in:
Cash overdraft 2,132,393
Cash distributions paid to common shareholders (91,462,704)
Subscriptions 2,756,842,732
Redemptions (3,845,277,607)
Net cash provided by (used in) financing activities (1,982,268,186)
Net increase (decrease) in Cash and Cash Collateral at Brokers (58,453,193)
Cash and Cash Collateral at Brokers at the beginning of period 59,203,193
Cash and Cash Collateral at Brokers at the end of period $ 750,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION High Yield
Cash paid for interest
$ 46,894,335
Non-cash financing activities not included herein consists of reinvestments of share distributions 393,540,261
High Yield
Cash $ —
Cash collateral at broker for investments in swaps contracts 750,000
Total Cash and Cash Collateral at Brokers $ 750,000
Financial Highlights
306
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
h
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
High Yield
Class
A
9/30/23(d)
$ 15.15 $ 0.29 $ (1.28) $ (0.99) $ (0.40) $ — $ (0.40) $ 13.76
3/31/23
16.95 0.81 (1.80) (0.99) (0.81) — (0.81) 15.15
3/31/22
17.87 0.83 (0.93) (0.10) (0.82) — (0.82) 16.95
3/31/21
16.22 0.88 1.62 2.50 (0.85) — (0.85) 17.87
3/31/20
17.42 0.84 (1.19) (0.35) (0.85) — (0.85) 16.22
3/31/19
17.10 0.89 0.31 1.20 (0.88) — (0.88) 17.42
Class
C
9/30/23(d)
15.14 0.23 (1.28) (1.05) (0.34) — (0.34) 13.75
3/31/23
16.93 0.69 (1.80) (1.11) (0.68) — (0.68) 15.14
3/31/22
17.85 0.68 (0.93) (0.25) (0.67) — (0.67) 16.93
3/31/21
16.20 0.75 1.61 2.36 (0.71) — (0.71) 17.85
3/31/20
17.41 0.70 (1.20) (0.50) (0.71) — (0.71) 16.20
3/31/19
17.09 0.75 0.31 1.06 (0.74) — (0.74) 17.41
Class
R6
9/30/23(d)
15.17 0.31 (1.28) (0.97) (0.42) — (0.42) 13.78
3/31/23
16.97 0.84 (1.80) (0.96) (0.84) — (0.84) 15.17
3/31/22
17.89 0.87 (0.93) (0.06) (0.86) — (0.86) 16.97
3/31/21
16.23 0.92 1.62 2.54 (0.88) — (0.88) 17.89
3/31/20
17.44 0.89 (1.21) (0.32) (0.89) — (0.89) 16.23
3/31/19
17.11 0.93 0.32 1.25 (0.92) — (0.92) 17.44
Class
I
9/30/23(d)
15.16 0.31 (1.28) (0.97) (0.42) — (0.42) 13.77
3/31/23
16.96 0.85 (1.81) (0.96) (0.84) — (0.84) 15.16
3/31/22
17.87 0.87 (0.93) (0.06) (0.85) — (0.85) 16.96
3/31/21
16.22 0.92 1.61 2.53 (0.88) — (0.88) 17.87
3/31/20
17.42 0.88 (1.19) (0.31) (0.89) — (0.89) 16.22
3/31/19
17.10 0.92 0.32 1.24 (0.92) — (0.92) 17.42
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Unaudited.
(e)
Annualized.
See Notes to Financial Statements.
307
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
( 6 .67 ) % $ 6,382,700 2 .16% (e) 0 .80% (e) 3 .95% (e) 18%
( 5 .79 ) 7,040,067 1 .63 0 .76 5 .24 43
( 0 .79 ) 7,898,026 0 .92 0 .72 4 .55 20
15 .62 8,064,891 0 .96 0 .74 5 .17 18
( 2 .24 ) 6,514,930 1 .19 0 .74 4 .70 21
7 .25 6,402,945 1 .12 0 .75 5 .20 20
( 7 .05 ) 809,719 2 .96 (e) 1 .60 (e) 3 .15 (e) 18
( 6 .51 ) 960,502 2 .43 1 .56 4 .45 43
( 1 .59 ) 1,341,334 1 .72 1 .52 3 .75 20
14 .67 1,449,724 1 .76 1 .54 4 .39 18
( 3 .00 ) 1,425,926 1 .99 1 .54 3 .90 21
6 .40 1,231,745 1 .92 1 .55 4 .40 20
( 6 .55 ) 715,738 1 .92 (e) 0 .56 (e) 4 .18 (e) 18
( 5 .55 ) 1,004,656 1 .39 0 .52 5 .46 43
( 0 .56 ) 933,197 0 .69 0 .49 4 .79 20
15 .86 774,499 0 .73 0 .51 5 .44 18
( 1 .99 ) 1,821,590 0 .96 0 .51 4 .96 21
7 .54 26,045 0 .89 0 .52 5 .45 20
( 6 .57 ) 8,009,389 1 .96 (e) 0 .60 (e) 4 .15 (e) 18
( 5 .52 ) 9,310,347 1 .43 0 .56 5 .50 43
( 0 .59 ) 11,387,620 0 .72 0 .52 4 .75 20
15 .87 10,487,347 0 .76 0 .54 5 .37 18
( 2 .04 ) 9,128,343 0 .99 0 .54 4 .90 21
7 .48 10,101,476 0 .92 0 .55 5 .40 20
308
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Short Duration High Yield
Class
A
9/30/23(e)
$ 9.52 $ 0.17 $ (0.32) $ (0.15) $ (0.20) $ — $ (0.20) $ 9.17
3/31/23
10.07 0.39 (0.61) (0.22) (0.33) — (0.33) 9.52
3/31/22
10.31 0.32 (0.24) 0.08 (0.32) — (0.32) 10.07
3/31/21
9.73 0.37 0.58 0.95 (0.37) — (0.37) 10.31
3/31/20
10.34 0.37 (0.61) (0.24) (0.37) — (0.37) 9.73
3/31/19
10.09 0.38 0.24 0.62 (0.37) — (0.37) 10.34
Class
C
9/30/23(e)
9.53 0.13 (0.32) (0.19) (0.16) — (0.16) 9.18
3/31/23
10.08 0.31 (0.61) (0.30) (0.25) — (0.25) 9.53
3/31/22
10.32 0.24 (0.24) — (0.24) — (0.24) 10.08
3/31/21
9.73 0.29 0.59 0.88 (0.29) — (0.29) 10.32
3/31/20
10.35 0.28 (0.61) (0.33) (0.29) — (0.29) 9.73
3/31/19
10.08 0.30 0.26 0.56 (0.29) — (0.29) 10.35
Class
I
9/30/23(e)
9.54 0.18 (0.33) (0.15) (0.21) — (0.21) 9.18
3/31/23
10.09 0.41 (0.61) (0.20) (0.35) — (0.35) 9.54
3/31/22
10.33 0.34 (0.24) 0.10 (0.34) — (0.34) 10.09
3/31/21
9.75 0.39 0.58 0.97 (0.39) — (0.39) 10.33
3/31/20
10.36 0.39 (0.61) (0.22) (0.39) — (0.39) 9.75
3/31/19
10.10 0.40 0.25 0.65 (0.39) — (0.39) 10.36
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
See Notes to Financial Statements.
309
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
( 1 .59 ) % $ 985,629 1 .07% (f) 0 .82% (f) 1 .05% (f) 0 .80% (f) 3 .62% (f) 13%
( 2 .07 ) 1,150,158 0 .92 0 .77 0 .92 0 .77 4 .03 53
0 .62 1,351,901 0 .77 0 .75 0 .77 0 .75 3 .05 38
9 .55 1,042,073 0 .81 0 .77 0 .81 0 .77 3 .74 30
( 2 .10 ) 1,144,854 0 .81 0 .76 0 .81 0 .76 3 .50 26
6 .29 1,110,838 0 .82 0 .77 0 .82 0 .77 3 .73 20
( 2 .00 ) 104,887 1 .87 (f) 1 .62 (f) 1 .85 (f) 1 .60 (f) 2 .82 (f) 13
( 2 .86 ) 129,289 1 .72 1 .57 1 .72 1 .57 3 .23 53
( 0 .18 ) 153,569 1 .57 1 .55 1 .57 1 .55 2 .26 38
8 .73 146,478 1 .61 1 .57 1 .61 1 .57 2 .94 30
( 2 .97 ) 171,066 1 .61 1 .56 1 .61 1 .56 2 .71 26
5 .62 161,518 1 .62 1 .57 1 .62 1 .57 2 .94 20
( 1 .60 ) 3,436,859 0 .87 (f) 0 .62 (f) 0 .85 (f) 0 .60 (f) 3 .81 (f) 13
( 1 .85 ) 4,002,802 0 .72 0 .57 0 .72 0 .57 4 .21 53
0 .83 5,059,951 0 .57 0 .55 0 .57 0 .55 3 .24 38
9 .72 3,518,001 0 .61 0 .57 0 .61 0 .57 3 .93 30
( 1 .93 ) 3,749,380 0 .61 0 .56 0 .61 0 .56 3 .70 26
6 .57 4,203,630 0 .62 0 .57 0 .62 0 .57 3 .94 20
310
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Strategic Municipal Opportunities
Class
A
9/30/23(e)
$ 9.81 $ 0.17 $ (0.49) $ (0.32) $ (0.18) $ — $ (0.18) $ 9.31
3/31/23
10.74 0.34 (0.88) (0.54) (0.30) (0.09) (0.39) 9.81
3/31/22
11.55 0.27 (0.61) (0.34) (0.28) (0.19) (0.47) 10.74
3/31/21
10.68 0.29 0.89 1.18 (0.28) (0.03) (0.31) 11.55
3/31/20
10.83 0.26 (0.07) 0.19 (0.29) (0.05) (0.34) 10.68
3/31/19
10.23 0.35 0.54 0.89 (0.29) — (0.29) 10.83
Class
C
9/30/23(e)
9.80 0.13 (0.47) (0.34) (0.15) — (0.15) 9.31
3/31/23
10.74 0.26 (0.89) (0.63) (0.22) (0.09) (0.31) 9.80
3/31/22
11.54 0.18 (0.61) (0.43) (0.18) (0.19) (0.37) 10.74
3/31/21
10.67 0.20 0.89 1.09 (0.19) (0.03) (0.22) 11.54
3/31/20
10.82 0.17 (0.07) 0.10 (0.20) (0.05) (0.25) 10.67
3/31/19
10.22 0.27 0.53 0.80 (0.20) — (0.20) 10.82
Class
I
9/30/23(e)
9.81 0.18 (0.48) (0.30) (0.19) — (0.19) 9.32
3/31/23
10.75 0.36 (0.89) (0.53) (0.32) (0.09) (0.41) 9.81
3/31/22
11.56 0.29 (0.61) (0.32) (0.30) (0.19) (0.49) 10.75
3/31/21
10.69 0.31 0.89 1.20 (0.30) (0.03) (0.33) 11.56
3/31/20
10.84 0.28 (0.07) 0.21 (0.31) (0.05) (0.36) 10.69
3/31/19
10.23 0.37 0.55 0.92 (0.31) — (0.31) 10.84
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Unaudited.
(f)
Annualized.
See Notes to Financial Statements.
311
Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest(c),(d)
Net
Expenses
Excluding
Interest(d)
NII
(Loss)(d)
Portfolio
Turnover
Rate
( 3 .27 ) % $ 193,350 0 .82% (f) 0 .79% (f) 0 .82% (f) 0 .79% (f) 3 .57% (f) 46%
( 4 .94 ) 210,260 0 .83 0 .79 0 .83 0 .79 3 .43 63
( 3 .20 ) 235,489 0 .78 0 .76 0 .78 0 .76 2 .32 80
11 .13 218,844 0 .80 0 .78 0 .80 0 .78 2 .58 52
1 .65 147,502 0 .83 0 .81 0 .81 0 .79 2 .33 62
8 .82 66,541 0 .91 0 .88 0 .83 0 .80 3 .37 50
( 3 .56 ) 26,383 1 .62 (f) 1 .59 (f) 1 .62 (f) 1 .59 (f) 2 .77 (f) 46
( 5 .70 ) 30,733 1 .63 1 .59 1 .63 1 .59 2 .64 63
( 4 .00 ) 32,846 1 .58 1 .56 1 .58 1 .56 1 .52 80
10 .26 32,753 1 .60 1 .58 1 .60 1 .58 1 .79 52
0 .86 20,752 1 .63 1 .61 1 .61 1 .59 1 .53 62
7 .95 6,859 1 .71 1 .68 1 .63 1 .60 2 .55 50
( 3 .08 ) 821,975 0 .62 (f) 0 .59 (f) 0 .62 (f) 0 .59 (f) 3 .77 (f) 46
( 4 .81 ) 876,498 0 .62 0 .58 0 .62 0 .58 3 .60 63
( 3 .00 ) 1,192,377 0 .58 0 .56 0 .58 0 .56 2 .52 80
11 .35 988,085 0 .60 0 .58 0 .60 0 .58 2 .79 52
1 .87 528,224 0 .63 0 .61 0 .61 0 .59 2 .53 62
9 .10 200,355 0 .71 0 .68 0 .63 0 .60 3 .55 50
312
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Municipal Trust (the “Trust”), is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Municipal Bond Fund (“High Yield”),
Nuveen Short Duration High Yield Fund (“Short Duration High Yield”) and Nuveen Strategic Municipal Opportunities Fund (“Strategic Municipal
Opportunities”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.
Current Fiscal Period:
The end of the reporting period for the Funds is September 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended September 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $500,000 or more for
High Yield and $250,000 or more for Short Duration High Yield and Strategic Municipal Opportunities are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% for High Yield and Strategic Municipal Opportunities
and 0.70% for Short Duration High Yield if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
High Yield
$ —
Short Duration High Yield
—
Strategic Municipal Opportunities
—
313
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income and interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends received the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK”) interest and paydown gains and
losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
New Accounting Pronouncement:
 In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
314
Notes to Financial Statements
(Unaudited) (continued)
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 19,221,410,663 $ 236,821,093* $ 19,458,231,756
Common Stocks 1,007,642 1,622,726,489 – 1,623,734,131
Corporate Bonds – 24,196,024 20,158,972* 44,354,996
Variable Rate Senior Loan Interests – – 4,085,679* 4,085,679
Investments Purchased with Collateral from Securities
Lending 362,824 – – 362,824
Short-Term Investments:
Repurchase Agreements – 257,001,119 – 257,001,119
Investments in Derivatives:
Credit Default Swaps** – – 3,623,036* 3,623,036
Total $ 1,370,466 $ 21,125,334,295 $ 264,688,780 $ 21,391,393,541
Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,456,351,722 $ 38,969,100* $ 4,495,320,822
Common Stocks – 399,692,447 – 399,692,447
Corporate Bonds – 16,831,828 – 16,831,828
Variable Rate Senior Loan Interests – – 625,172* 625,172
Investments in Derivatives:
Futures Contracts** 7,955,520 – – 7,955,520
Total $ 7,955,520 $ 4,872,875,997 $ 39,594,272 $ 4,920,425,789
315
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,005,937,470 $ 4,809,494* $ 1,010,746,964
Common Stocks – 26,991,124 – 26,991,124
Corporate Bonds – 3,933,138 465,214* 4,398,352
Variable Rate Senior Loan Interests – – 95,409* 95,409
Short-Term Investments:
Municipal Bonds – 8,000,000 – 8,000,000
Total $ – $ 1,044,861,732 $ 5,370,117 $ 1,050,231,849
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
** Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
High Yield Short Duration High Yield
Level 3 Level 3
Municipal
Bonds
Corporate
Bonds
Variable Rate
Senior Loan
Interests
Credit
Default
Swaps
Municipal
Bonds
Variable
Rate Senior
Loan
Interests
Balance at the beginning of period $17,189,540 $21,094,708 $8,962,445 $4,436,518 $2,799,534 $1,400,382
Gains (losses):
Net realized gains (losses) 7,650 39,117 - - 2,706 -
Change in net unrealized appreciation
(depreciation) (17,406,622) (522,217) (15,476,766) (813,482) (3,254,184) (2,375,210)
Purchases at cost - - 10,600,000 - 4,008,950 1,600,000
Sales at proceeds (219,590) (488,328) - - (80,571) -
Net discounts (premiums) 916,989 35,692 - - 143,582 -
Transfers into 236,333,126 - - - 35,349,083 -
Transfers (out of) - - - - - -
Balance at the end of period $236,821,093 $20,158,972 $4,085,679 $3,623,036 $38,969,100 $625,172
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(496,244,652) $(522,217) $(15,476,766) $(813,482) (73,606,910) (2,375,210)
Strategic Municipal Opportunities
Level 3
Municipal
Bonds
Corporate
Bonds
Variable Rate
Senior Loan
Interests
Balance at the beginning of period $140,629 $494,711 $140,038
Gains (losses):
Net realized gains (losses) 58 - -
Change in net unrealized appreciation
(depreciation) (140,141) (16,604) (344,629)
Purchases at cost - - 300,000
Sales at proceeds (2,558) (12,893) -
Net discounts (premiums) 7,610 - -
Transfers into 4,803,896 - -
Transfers (out of) - - -
Balance at the end of period $4,809,494 $465,214 $95,409
Change in net unrealized appreciation
(depreciation) during the period of Level 3
securities held as of period end $(8,554,504) $(16,604) $(344,629)
316
Notes to Financial Statements
(Unaudited) (continued)
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
* Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
High Yield Municipal Bonds $236,821,093 Discounted Cash Flow Discount Rate 10% - 15%
Yield Spread 1.32%
Expected Recovery Recovery Proceeds 59.005% - 100%
Probability Weighted Expected
Recovery
Recovery Proceeds 0.001% - 130%
Scenario Weights 0% - 100%
Corporate Bonds 20,158,972 Comparable Security Yield Spread 4.35%
Third Party Vendor Broker Quote $80
Variable Rate Senior Loan
Interests
4,085,679 Discounted Cash Flow Discount Rate 10% - 15%
Probability Weighted Expected
Recovery
Recovery Proceeds 17.8% - 23.494%
Scenario Weights 0% - 100%
Credit Default Swaps 3,623,036* Third Party Vendor Yield Spread 0.50% - 2.14%
Total $264,688,780
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Short Duration High
Yield
Municipal Bonds $38,969,100 Discounted Cash Flow Discount Rate 10% - 15%
Yield Spread 1.32%
Expected Recovery Recovery Proceeds 66.224% - 100%
Probability Weighted Expected
Recovery
Recovery Proceeds 0.001% - 130%
Scenario Weights 0% - 100%
Variable Rate Senior Loan
Interests
625,172 Discounted Cash Flow Discount Rate 10% - 15%
Probability Weighted Expected
Recovery
Recovery Proceeds 17.8% - 23.494%
Scenario Weights 0% - 100%
Total $39,594,272
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Strategic Municipal
Opportunities
Municipal Bonds $4,809,494 Discounted Cash Flow Discount Rate 10% - 15%
Yield Spread 1.32%
Expected Recovery Recovery Proceeds 59.005% - 100%
Probability Weighted Expected
Recovery
Recovery Proceeds 0.001% - 130%
Scenario Weights 0% - 100%
Corporate Bonds 465,214 Comparable Security Yield Spread 4.35%
Variable Rate Senior Loan
Interests
95,409 Discounted Cash Flow Discount Rate 10% - 15%
Probability Weighted Expected
Recovery
Recovery Proceeds 17.8% - 23.494%
Scenario Weights 0% - 100%
Total $5,370,117
317
The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
High Yield
Municipal Bonds $- $- $- $- $236,333,126 $-
Short Duration High Yield
Municipal Bonds $- $- $- $- $35,349,083 $-
Strategic Municipal Opportunities
Municipal Bonds $- $- $- $- $4,803,896 $-
318
Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in
certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payment"). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse
Trusts” on the Statement of Assets and Liabilities. During the current fiscal period High Yield made Shortfall Payments in the amount of $8,945,066, which are recognized as a component of "Net realized gain (loss) from investments" on the Statement of Operations. Short Duration High Yield and
Strategic Municipal Opportunities did not make shortfall Payments during the current reporting period.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 5,554,649,000 $ 192,205,000 $ 5,746,854,000
Short Duration High Yield
262,200,000 39,750,000 301,950,000
Strategic Municipal Opportunities
1,000,000 — 1,000,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
High Yield
$ 6,118,520,470 3.75%
Short Duration High Yield
269,628,151 3.83
Strategic Municipal Opportunities
3,156,712 3.52
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
High Yield
$ 5,554,649,000 $ 192,205,000 $ 5,746,854,000
Short Duration High Yield
262,200,000 39,750,000 301,950,000
Strategic Municipal Opportunities
1,000,000 — 1,000,000
319
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
High Yield and Short Duration High Yield may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, each Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent
(the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Credit Default Swap Contracts:
A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. During the current period, High Yield used credit default swap contracts to purchase credit protection on certain credits, or to take on credit risk on other credits and earn a commensurate credit spread. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
High Yield Fixed Income Clearing Corporation $  257,001,119 $   (262,141,258)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
High Yield Corporate Bonds $351,934 $362,824
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
High Yield
$ 4,033,396,253 $ — $ 5,286,398,077 $ —
Short Duration High Yield
670,954,197 — 1,117,169,306 —
Strategic Municipal Opportunities
491,237,277 39,544,797 403,980,326 85,445,554
320
Notes to Financial Statements
(Unaudited) (continued)
restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a
Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either ( i ) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security received (delivered)
and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.
Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.
For over-the-counter ("OTC") swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.
Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps”
on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for
OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities.
Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
Futures Contracts
:
During the current fiscal period, High Yield and Short Duration High Yield managed the duration of their respective portfolios by shorting interest rate futures contracts. High Yield fund did not hold any open futures contracts at the end of the current fiscal period.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a
Fund
Average Notional Amount of
Credit Default Swaps Outstanding*
High Yield $110,000,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Gross Amounts Not Offset on
the Statement of Assets and
Liabilities
Fund Counterparty
Gross
Unrealized
Appreciation
Credit Default
Swaps**
Gross
Unrealized
(Depreciation)
Credit Default
Swaps**
Net Unrealized
Appreciation
(Depreciation) on
Credit Default
Swaps
Interest
Rate Swaps
Premium
Paid
(Received)
Financial
Instruments***
Collateral
Pledged
to (from)
Counterparty Net Exposure
High Yield
Citigroup Global
Markets Inc. $3,623,036 $-   $3,623,036 $(4,360,924) $-   $750,000 $12,112
**  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
***Represents inverse floating rate securities available to offset.
321
receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
High Yield $ 630,401,710
Short Duration High Yield 702,589,491
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
High Yield
Credit Default Swaps - OTC Uncleared Credit Unrealized
appreciation on
swap contracts
*
$ 3,623,036 - $ –
1 1 1 1 1 1 1 1
Short Duration High Yield
Futures Contracts Interest rate Unrealized
appreciation on
futures contracts
**
7,955,520 - –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open credit default swap contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open credit default swap contacts.
** The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contacts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
High Yield
Futures contracts Interest rate $ (17,740,975) $ 42,130,580
Swap contracts Credit 1,386,572 (813,482)
Short Duration High Yield
Futures contracts Interest rate 2,224,829 31,337,343
322
Notes to Financial Statements
(Unaudited) (continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
9/30/23
Year Ended
3/31/23
High Yield Shares Amount Shares Amount
Subscriptions:
Class A 48,491,101 $721,513,226 152,661,577 $2,347,396,944
Class A - automatic conversion of Class C 23,279 352,200 41,469 636,089
Class C 3,390,239 50,418,878 9,449,124 144,661,997
Class R6 5,139,827 76,777,024 88,024,220 1,343,123,248
Class I 125,379,476 1,870,462,780 517,229,383 7,968,438,224
Total subscriptions 182,423,922 2,719,524,108 767,405,773 11,804,256,502
Reinvestments of distributions:
Class A 10,991,864 161,438,777 20,447,786 312,618,689
Class C 1,303,567 19,139,326 2,774,545 42,432,169
Class R6 100,641 1,480,077 192,087 2,941,101
Class I 14,386,056 211,482,081 27,508,613 420,902,239
Total reinvestments of distributions 26,782,128 393,540,261 50,923,031 778,894,198
Redemptions:
Class A (60,314,144) (893,262,167) (174,602,268) (2,675,043,495)
Class C (9,225,057) (136,808,789) (27,974,902) (429,926,185)
Class C - automatic conversion to Class A (23,302) (352,200) (41,503) (636,089)
Class R6 (19,515,898) (288,997,942) (76,984,379) (1,174,228,698)
Class I (172,189,322) (2,545,981,632) (602,114,278) (9,215,447,519)
Total redemptions (261,267,723) (3,865,402,730) (881,717,330) (13,495,281,986)
Net increase (decrease) (52,061,673) $(752,338,361) (63,388,526) $(912,131,286)
Six Months Ended
9/30/23
Year Ended
3/31/23
Short Duration High Yield Shares Amount Shares Amount
Subscriptions:
Class A 15,166,211 $143,367,176 80,469,080 $776,620,371
Class A - automatic conversion of Class C 16,696 158,455 2,843 27,646
Class C 501,141 4,726,004 5,175,255 49,874,700
Class I 62,830,281 594,417,562 373,395,487 3,609,128,598
Total subscriptions 78,514,329 742,669,197 459,042,665 4,435,651,315
Reinvestments of distributions:
Class A 2,208,944 20,777,498 3,900,768 37,493,070
Class C 185,860 1,750,094 334,101 3,213,402
Class I 7,377,713 69,487,141 14,850,791 143,005,021
Total reinvestments of distributions 9,772,517 92,014,733 19,085,660 183,711,493
Redemptions:
Class A (30,647,522) (288,798,882) (97,897,971) (939,319,895)
Class C (2,804,562) (26,549,788) (7,177,843) (69,141,061)
Class C - automatic conversion to Class A (16,678) (158,455) (2,840) (27,646)
Class I (115,570,716) (1,090,986,111) (470,302,742) (4,532,580,741)
Total redemptions (149,039,478) (1,406,493,236) (575,381,396) (5,541,069,343)
Net increase (decrease) (60,752,632) $(571,809,306) (97,253,071) $(921,706,535)
323
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
9/30/23
Year Ended
3/31/23
Strategic Municipal Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 2,041,249 $19,810,294 13,380,390 $133,202,289
Class C 137,382 1,335,938 1,432,846 14,193,639
Class I 19,991,622 194,255,883 92,870,995 926,632,370
Total subscriptions 22,170,253 215,402,115 107,684,231 1,074,028,298
Reinvestments of distributions:
Class A 401,895 3,881,952 882,415 8,699,174
Class C 45,024 434,836 96,409 948,991
Class I 1,621,429 15,669,718 3,807,993 37,606,200
Total reinvestments of distributions 2,068,348 19,986,506 4,786,817 47,254,365
Redemptions:
Class A (3,114,893) (30,246,764) (14,743,094) (145,899,395)
Class C (482,584) (4,678,715) (1,452,928) (14,398,440)
Class I (22,708,080) (220,353,897) (118,249,089) (1,175,433,383)
Total redemptions (26,305,557) (255,279,376) (134,445,111) (1,335,731,218)
Net increase (decrease) (2,066,956) $(19,890,755) (21,974,063) $(214,448,555)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
High Yield
$ 17,406,269,059 $ 1,372,232,476 $ (2,945,175,626) $ (1,572,943,150)
Short Duration High Yield
4,937,628,298 318,855,295 (598,257,805) (279,402,510)
Strategic Municipal Opportunities
1,115,778,211 23,688,317 (90,234,679) (66,546,362)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
High Yield
$ 67,666,985 $ 11,796,740 $ — $ (421,911,816) $ (2,329,795,888) $ — $ (82,071,539) $ (2,754,315,518)
Short Duration
High Yield
40,574,868 2,407,846 — (152,645,751) (458,963,222) — (18,660,360) (587,286,619)
Strategic
Municipal
Opportunities
5,170,603 857,393 — (38,230,112) (147,709,737) — (3,448,531) (183,360,384)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2023 through March 31, 2023 and paid on April 3, 2023.
324
Notes to Financial Statements
(Unaudited) (continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2023, the complex-level fee rate for each Fund was as follows:
Fund
Short-Term Long-Term Total
High Yield
$ 1,457,394,326 $ 872,401,562 $ 2,329,795,888
Short Duration High Yield
336,120,713 122,842,509 458,963,222
Strategic Municipal Opportunities
74,887,047 72,822,690 147,709,737
Average Daily Net Assets High Yield
Short Duration
High Yield
Strategic
Municipal
Opportunities
For the first $125 million 0.4000% 0.4000% 0.3500%
For the next $125 million 0.3875 0.3875 0.3375
For the next $250 million 0.3750 0.3750 0.3250
For the next $500 million 0.3625 0.3625 0.3125
For the next $1 billion 0.3500 0.3500 0.3000
For the next $3 billion - - 0.2750
For the next $5 billion - - 0.2500
For the next $10 billion - - 0.2375
For the next $8 billion 0.3250 0.3250
-
For the next $5 billion 0.3125 0.3125
-
For the next $5 billion 0.3000 0.3000
-
For net assets over $20 billion 0.2875 0.2875
-
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
325
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations expiring July 31, 2025, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and
Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Complex-Level Fee
High Yield
0 .1611%
Short Duration High Yield
0 .1611%
Strategic Municipal Opportunities
0 .1611%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Short Duration High Yield 0.65% July 31, 2025
Strategic Municipal Opportunities 0.64% July 31, 2025
Fund
Purchases Sales
Realized
Gain (Loss)
High Yield
$ 10,158,626 $ 34,752,031 $ (8,009,299)
Short Duration High Yield
5,933,112 6,066,271 (561,242)
Strategic Municipal Opportunities
5,875,847 5,730,985 (581,590)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
High Yield
$ 3,846,362 $ 3,605,339
Short Duration High Yield
295,402 287,391
Strategic Municipal Opportunities
109,563 104,968
Fund
Commission
Advances
High Yield
$ 2,705,885
Short Duration High Yield
277,282
Strategic Municipal Opportunities
94,763
326
Notes to Financial Statements
(Unaudited) (continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
High Yield
$ 497,727
Short Duration High Yield
42,791
Strategic Municipal Opportunities
12,158
Fund
CDSC
Retained
High Yield
$ 223,763
Short Duration High Yield
76,469
Strategic Municipal Opportunities
15,292
Fund
Maximum
Outstanding
Balance
High Yield
$ —
Short Duration High Yield
143,135,270
Strategic Municipal Opportunities
10,200,000
327
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
High Yield
— $ — — %
Short Duration High Yield
128 33,051,949 6.35
Strategic Municipal Opportunities
1 10,200,000 6.28
328
Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Glossary of Terms Used in this Report
(Unaudited)
329
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Corporate-Backed Municipal Bond:
A municipal bond issued by a state or local government agency and backed by a corporate entity.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refundings:
Pre-Refunded Bond/Pre-Refundings, also known as advance refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
330
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Funds’ liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the “Board”)
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen High Yield Municipal
Bond Fund and Nuveen Short Duration High Yield Municipal Bond Fund both determined that they would hold a minimum of 25% of their assets in highly liquid investments, and they maintained at least that amount during the Review Period. Similarly during the Review Period, Nuveen Strategic
Municipal Opportunities Fund determined that it would hold a minimum of 5% of its assets in highly liquid investments, and it maintained at least that amount during the review period.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. The Nuveen
High Yield Municipal Bond Fund exceeded this 15% limit for the periods between May 11, 2022 and May 30, 2022; June 16, 2022 and June 24,
2022; June 28, 2022 and July 1, 2022; August 24, 2022 and August 25, 2022; September 1, 2022 and September 16, 2022; November 10, 2022 and
December 19, 2022; January 3, 2023 and January 6, 2023; and February 27, 2023 and March 6, 2023 (the “Exceedance”). During these periods, the Fund made the required filings with the SEC, and reported to the Board frequently regarding the plan to bring the Fund below the 15% limit, which the Board assessed at the required intervals. The circumstances surrounding the Exceedance are described more fully in the section of this
Report entitled “Portfolio Managers’ Comments.” Management believes that the Program operated effectively to identify the Exceedance in the first instance and to ultimately help bring the Fund back below the required 15% limit. During the Review Period, neither the Nuveen Short Duration High
Yield Municipal Bond Fund nor the Nuveen Strategic Municipal Opportunities Fund exceeded the 15% limit on Illiquid investments.
Annual Investment Management
Agreement Approval Process
(Unaudited)
331
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.
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A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods
333
of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen High Yield Municipal Bond Fund (the “High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and first quartile for the five-year period ended
December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2023, the Fund outperformed its benchmark for the three-year period ended March 31, 2023 and ranked in the third quartile of its
Performance Peer Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2023. On the basis of the
334
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(continued)
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Short Duration High Yield Municipal Bond Fund (the “Short Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the first quartile of its Performance Peer Group for such periods. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Strategic Municipal Opportunities Fund (the “Strategic Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2022, the Fund outperformed its benchmark for the five-
year period ended December 31, 2022. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2022, the Fund ranked in the second quartile for the three-year period and first quartile for the five-year period ended
December 31, 2022. Further, although the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023. In its review, the Board recognized that the
Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the High Yield Fund had a net management fee and a net total expense ratio that were below the respective peer averages; and (b) the Short Duration Fund and the Strategic Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average.
335
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
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(continued)
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the temporary expense caps applicable to the Short Duration Fund and the Strategic Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
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F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-HYM-0923P 3176180-INV-B-11/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed“filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Actof 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: July 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: July 26, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 26, 2024